SEC Registration Nos.
Nos. 811-03416 and 002-76510

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 68            XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No. 68                         XX

The Calvert Fund

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

 X  Immediately upon filing pursuant to paragraph (b)

__on, [date] pursuant to paragraph (b)

__60 days after filing pursuant to paragraph (a)(1)

__on, [date] pursuant to paragraph (a)(1)

__75 days after filing pursuant to paragraph (a)(2)

__on, [date] pursuant to paragraph (a)(2) of rule 485.


SUSTAINABLE AND SOCIALLY RESPONSIBLE EQUITY FUNDS

PROSPECTUS
Class A, B, C and Y

January 31, 2010

Class (Ticker)
Calvert Signature StrategiesTM
Calvert Social Investment Fund ("CSIF") Balanced Portfolio	A (CSIFX)	B (CSLBX)	C (CSGCX)
CSIF Equity Portfolio	A (CSIEX)	B (CSEBX)	C (CSECX)	Y (CIEYX)
Calvert Social Index Fund	A (CSXAX)	B (CSXBX)	C (CSXCX)
CSIF Enhanced Equity Portfolio	A (CMIFX)	B (CDXBX)	C (CMICX)
Calvert Large Cap Growth Fund	A (CLGAX)	B (CLGBX)	C (CLGCX)	Y (CLGYX)
Calvert Capital Accumulation Fund	A (CCAFX)	B (CWCBX)	C (CCACX)
Calvert World Values ("CWVF") International Equity Fund	A (CWVGX)	B (CWVBX)	C (CWVCX)	Y (CWEYX)
Calvert International Opportunities Fund	A (CIOAX)		C (COICX)	Y (CWVYX)
Calvert New Vision Small Cap Fund	A (CNVAX)	B (CNVBX	C (CNVCX)
Calvert Small Cap Value Fund	A (CCVAX)		C (CSCCX)
Calvert Mid Cap Value Fund	A (CMVAX)		C (CMVCX)

Calvert Solution StrategiesTM
Calvert Global Alternative Energy Fund	A (CGAEX)		C (CGACX)
Calvert Global Water Fund	A (CFWAX)		C (CFWCX)	Y (CFWYX)

Calvert SAGE StrategiesTM
Calvert Large Cap Value Fund	A (CLVAX)		C (CLVCX)	Y (CLVYX)

Calvert Asset Allocation Funds
Calvert Conservative Allocation Fund	A (CCLAX)		C (CALCX)
Calvert Moderate Allocation Fund	A (CMAAX)		C (CMACX)
Calvert Aggressive Allocation Fund	A (CAAAX)		C (CAACX)

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Sustainable and Socially Responsible Equity Funds Prospectus

January 31, 2010

FUND SUMMARIES	(This section summarizes Fund fees, investment strategies, risks, past performance, and purchase and sale procedures.)	1
Calvert Signature StrategiesTM
Calvert Social Investment Fund ("CSIF") Balanced Portfolio		1
CSIF Equity Portfolio		5
Calvert Social Index Fund		8
CSIF Enhanced Equity Portfolio		11
Calvert Large Cap Growth Fund		14
Calvert Capital Accumulation Fund		18
Calvert World Values International Equity Fund		21
Calvert International Opportunities Fund		25
Calvert New Vision Small Cap Fund		29
Calvert Small Cap Value Fund		32
Calvert Mid Cap Value Fund		35
Calvert Solution StrategiesTM
Calvert Global Alternative Energy Fund		38
Calvert Global Water Fund		42
Calvert SAGE StrategiesTM
Calvert Large Cap Value Fund		46
Calvert Asset Allocation Funds
Calvert Conservative Allocation Fund		50
Calvert Moderate Allocation Fund		54
Calvert Aggressive Allocation Fund		58
ADDITIONAL INFORMATION THAT APPLIES TO ALL FUNDS		62
Tax Information		62
Payments to Broker/Dealers and Other Financial Intermediaries		62
MORE INFORMATION ON FEES AND EXPENSES	(This section provides details on Fund fees and expenses.)	63
MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS	(This section provides details on Fund investment strategies and risks.)	66
Description of Alternative Energy Indices; Description of Water Indices		70
Fund of Funds Structure		71
Portfolio Holdings		72
ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING	(This section describes the sustainable and socially responsible investment criteria of the Funds.)	72
Calvert Signature StrategiesTM
Investment Selection Process		72
Sustainable and Socially Responsible Investment Criteria		73
Shareholder Advocacy and Corporate Responsibility		75
Calvert Solution StrategiesTM
Investment Selection Process		76
Sustainable and Socially Responsible Investment Criteria		76
Calvert SAGE StrategiesTM
Investment Selection Process		78
Sustainable and Responsible Investment		78
SAGETM Enhanced Engagement Strategy		79
Special Investment Programs		79
High Social Impact Investments		79
Special Equities		80
Manager Discovery Program		80
MANAGEMENT OF FUND INVESTMENTS	(This section provides details on Fund investment managers.)	80
About Calvert		80
More Information about the Advisor, Subadvisors and Portfolio Managers		81
Advisory Fees		85
Consulting Fees		86
SHAREHOLDER INFORMATION	(This section provides details on how to purchase and sell Fund shares, how shares are valued, and information on dividends, distributions and taxes.)	86
How to Buy Shares		86
Getting Started -- Before You Open an Account		86
Choosing a Share Class		87
Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges		89
Reduced Sales Charges (sales load breakpoints/discount)		90
Reinstatement Privilege		92
Distribution and Service Fees		92
Service Fees and Arrangements with Broker/Dealers		93
How to Open an Account		94
How Shares are Priced		95
When Your Account will be Credited		96
How to Sell Shares		97
Other Calvert Features/Policies (Exchanges, Market Timing Policy, etc.)		98
Dividends, Capital Gains and Taxes		101
DESCRIPTION OF UNDERLYING FUNDS	(This section describes underlying Calvert funds in which the Asset Allocation Funds invest.)	102
SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING BY THE UNDERLYING FUNDS	(This section provides information about sustainable and socially responsible investing by underlying Calvert funds in which the Asset Allocation Funds invest.)	105
FINANCIAL HIGHLIGHTS	(This section provides selected information from the financial statements of the Funds.)	108
CSIF Balanced Portfolio		109
CSIF Equity Portfolio		112
Calvert Social Index Fund		116
CSIF Enhanced Equity Portfolio		119
Calvert Large Cap Growth Fund		122
Calvert Capital Accumulation Fund		126
Calvert World Values International Equity Fund		129
Calvert International Opportunities Fund		133
Calvert New Vision Small Cap Fund		135
Calvert Small Cap Value Fund		138
Calvert Mid Cap Value Fund		140
Calvert Global Alternative Energy Fund		142
Calvert Global Water Fund		143
Calvert Large Cap Value Fund		145
Calvert Conservative Allocation Fund		148
Calvert Moderate Allocation Fund		150
Calvert Aggressive Allocation Fund		152

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO
Class (Ticker):	A (CSIFX)	B (CSLBX)	C (CSGCX)

INVESTMENT OBJECTIVE

The Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 87 and "Reduced Sales Charges" on page 90 of this Prospectus, and under "Method of Distribution" on page 48 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) [1]	None	5.00%	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class B	Class C
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.23%	1.00%	1.00%
Other expenses	0.35%	0.66%	0.51%
Acquired fund fees and expenses	0.03%	0.03%	0.03%
Total annual fund operating expenses	1.31%	2.39%	2.24%

1 The contingent deferred sales charge reduces over time.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year; and
  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class B		Class C
		Sold	Held	Sold	Held
1	$602	$742	$242	$327	$227
3	$870	$1,145	$745	$700	$700
5	$1,159	$1,475	$1,275	$1,200	$1,200
10	$1,979	$2,457	$2,457	$2,575	$2,575

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade securities, including corporate debt securities, mortgage-backed securities and asset-backed securities. The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). The Fund may also invest in repurchase agreements. An investment grade debt security is rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"), or is an unrated bond determined by the Advisor to be of comparable quality. The Fund may also invest in unrated debt securities.

The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the portfolio quarterly to adjust for changes in market value. The equity portion of the Fund is primarily a large cap core U.S. domestic portfolio, although the Fund may also invest in foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion of the Fund reflects an active trading strategy, seeking total return.

The Subadvisors select the equity investments, while the Advisor manages the fixed-income assets and determines the overall asset class mix for the Fund depending upon its view of market conditions and economic outlook.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks and bonds in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result. For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates may not be correct.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. The Fund's purchase of unrated securities depends on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Active Trading Strategy Risk. The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Repurchase Agreement Risk. A repurchase agreement exposes the fixed-income portion of the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of the Fund's current index, its prior index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q3 '09	11.47%
Worst Quarter (of periods shown)	Q4 '08	-18.24%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	10 years
Class A:
Return before taxes	18.07%	-0.26%	0.11%
Return after taxes on distributions	17.69%	-0.81%	-0.74%
Return after taxes on distributions and sale of Fund shares	11.97%	-0.33%	-0.28%
Class B	17.64%	-0.48%	-0.41%
Class C	21.78%	-0.22%	-0.38%
Russell 1000 Index*	28.43%	0.79%	-0.49%
Balanced Composite Benchmark*	23.48%	2.34%	2.36%
Lipper Mixed-Asset Target Allocation Growth Funds Avg.	25.28%	1.93%	1.91%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* In December 2009 the Fund changed its broad-based benchmark to the Russell 1000 Index from the Calvert Balanced Composite Benchmark Blend (the "Balanced Composite Benchmark"), 60% of which is comprised of the Russell 1000 Index and 40% of which is comprised of the Barclays Capital U.S. Credit Index, in order to adopt an index that is not blended. The Fund also continues to show the Balanced Composite Benchmark because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.
Allocation of Assets and Portfolio Managers:
Portfolio Manager Name	Title	Length of Time Managing Fund
Natalie A. Trunow	Senior Vice President, Chief Investment Officer - Equities, Calvert	Since September 2008

Fixed-Income Investments:

Portfolio Manager Name	Title	Length of Time Managing Fund
Gregory Habeeb	Senior Vice President, Portfolio Manager, Calvert	Since January 1997

Equity Investments:

Investment Subadvisors. New Amsterdam Partners LLC ("New Amsterdam") and Profit Investment Management ("Profit")
Portfolio Manager Name	Title	Length of Time Managing Fund
Michelle Clayman, CFA	Managing Partner, Chief Investment Officer, New Amsterdam	Since June 2004
Nathaniel Paull, CFA	Partner, Senior Portfolio Manager, New Amsterdam	Since June 2004
Eugene A. Profit	President, Profit	Since October 2002

BUYING AND SELLING SHARES

Effective as of the close of business (4 p.m. ET) on February 26, 2010, Class B shares of the Fund will no longer be offered for new purchases, as described under "Choosing a Share Class" on page 87 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value, determined after receipt of your request in good order.
Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 62 of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
Class (Ticker):	A (CSIEX)	B (CSEBX)	C (CSECX)	Y (CIEYX)

INVESTMENT OBJECTIVE

The Fund seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 87 and "Reduced Sales Charges" on page 90 of this Prospectus, and under "Method of Distribution" on page 48 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) [1]	None	5.00%	1.00%	None
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class B	Class C	Class Y
Management fees	0.70%	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None
Other expenses	0.33%	0.52%	0.39%	11.02%
Total annual fund operating expenses	1.28%	2.22%	2.09%	11.72%
Less fee waiver and/or expense reimbursement[2]	--	--	--	(10.76%)
Net expenses	--	--	--	0.96%

1 The contingent deferred sales charge reduces over time.

2 Calvert has agreed to contractually limit direct net annual fund operating expenses for Class Y to 0.96% through January 31, 2011. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class Y to 3.00% through January 31, 2020. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class B		Class C		Class Y
		Sold	Held	Sold	Held
1	$599	$725	$225	$312	$212	$98
3	$862	$1,094	$694	$655	$655	$735
5	$1,144	$1,390	$1,190	$1,124	$1,124	$1,397
10	$1,947	$2,317	$2,317	$2,421	$2,421	$3,173

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate for Classes A, B and C was 38% of its portfolio's average value and 35% for Class Y.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor's ("S&P") 500 Index ($1.1 billion to $323.7 billion as of December 31, 2009). The Fund normally seeks to have a weighted average market capitalization of at least $20 billion.

The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.

The Subadvisor looks for established companies with a history of steady earnings growth. The Subadvisor selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q2 '09	17.97%
Worst Quarter (of periods shown)	Q4 '08	- 24.39%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	10 years
Class A:
Return before taxes	27.09%	0.66%	2.57%
Return after taxes on distributions	27.07%	0.07%	2.06%
Return after taxes on distributions and sale of Fund shares	17.64%	0.59%	2.13%
Class B	27.21%	0.58%	2.17%
Class C	31.37%	0.86%	2.25%
Class Y	33.85%	1.73%	3.12%
S&P 500 Index	26.47%	0.42%	-0.95%
Lipper Large-Cap Growth Funds Avg.	35.03%	0.89%	-2.90%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. Atlanta Capital Management Company, LLC ("Atlanta Capital")
Portfolio Manager Name	Title	Length of Time Managing Fund
Richard B. England, CFA	Managing Director - Equities and Principal, Atlanta Capital	Since July 2006
William R. Hackney III, CFA	Managing Partner, Atlanta Capital	Since September 1998
Paul J. Marshall, CFA	Vice President and Principal, Atlanta Capital	Since March 2009

BUYING AND SELLING SHARES

Effective as of the close of business (4 p.m. ET) on February 26, 2010, Class B shares of the Fund will no longer be offered for new purchases, as described under "Choosing a Share Class" on page 87 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value, determined after receipt of your request in good order.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A, B and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 62 of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT SOCIAL INDEX FUND
Class (Ticker):	A (CSXAX)	B (CSXBX)	C (CSXCX)

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Calvert Social Index®, which measures the investment return of large- and mid-capitalization stocks.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 87 and "Reduced Sales Charges" on page 90 of this Prospectus, and under "Method of Distribution" on page 48 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) [1]	None	5.00%	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class B	Class C
Management fees	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.46%	1.01%	0.78%
Total annual fund operating expenses	1.16%	2.46%	2.23%
Less fee waiver and/or expense reimbursement [2]	(0.41%)	(0.71%)	(0.48%)
Net expenses	0.75%	1.75%	1.75%

1 The contingent deferred sales charge reduces over time.

2 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 0.75% for Class A, 1.75% for Class B and 1.75% for Class C. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class B		Class C
		Sold	Held	Sold	Held
1	$548	$678	$178	$278	$178
3	$787	$1,099	$699	$651	$651
5	$1,045	$1,447	$1,247	$1,151	$1,151
10	$1,782	$2,418	$2,418	$2,527	$2,527

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in about the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days' notice before changing this policy.

Calvert Social Index. The Calvert Social Index measures the performance of those companies that meet the sustainable and socially responsible investment criteria and that are selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, included in the Dow Jones Total Market Index (the "Dow Jones TMI"). The Dow Jones

TMI represents the top 95% of U.S. companies based on float-adjusted market capitalization, excluding the very smallest and least-liquid stocks. As of December 31, 2009, the capitalization range of the Calvert Social Index was $427 million to $271.2 billion, and the weighted average capitalization was $73.1 billion. The Fund seeks to have a weighted average capitalization that approximates that of the Index. As of December 31, 2009, there were 660 companies in the Index, though this number will change over time due to company mergers or changes due to Calvert's evaluation of an issuer's conduct relative to the Fund's sustainable and socially responsible investment criteria. The Index is reconstituted once a year based on an updated list of the 1,000 largest U.S. companies. The Index is also reviewed quarterly to adjust for sustainable and socially responsible investment criteria and other factors.

Sustainable and Socially Responsible Investing. The Fund's sustainable and socially responsible investment criteria are described in the Fund's Prospectus under "About Sustainable and Socially Responsible Investing." Calvert continuously evaluates the performance of companies included in the Calvert Social Index to ensure compliance with these criteria.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible while satisfying its investment criteria, including financial, sustainability and social responsibility factors, the Fund will not be able to match the performance of the index exactly.

Stock Market Risk. The stock market or the Calvert Social Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q2 '09	18.19%
Worst Quarter (of periods shown)	Q4 '08	-25.52%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	Since Inception (6/30/00)
Class A:
Return before taxes	27.78%	-2.02%	-3.72%
Return after taxes on distributions	27.60%	-2.17%	-3.86%
Return after taxes on distributions and sale of Fund shares	18.30%	-1.70%	-3.09%
Class B	27.77%	-2.24%	-4.16%
Class C	31.93%	-2.04%	-4.16%
Calvert Social Index	35.12%	0.11%	-2.26%
Lipper Multi-Cap Core Funds Avg.	32.01%	0.90%	1.13%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. World Asset Management, Inc. ("World Asset")
Portfolio Manager Name	Title	Length of Time Managing Fund
Kevin K. Yousif	Director, Domestic Investments, World Asset	Since October 2000
Eric R. Lessnau	Portfolio Manager, World Asset	Since December 2008

BUYING AND SELLING SHARES

Effective as of the close of business (4 p.m. ET) on February 26, 2010, Class B shares of the Fund will no longer be offered for new purchases, as described under "Choosing a Share Class" on page 87 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value, determined after receipt of your request in good order.
Minimum to Open Fund Account	Minimum Additional Investments
$5,000 ($2,000 for IRAs)	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 62 of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT SOCIAL INVESTMENT FUND ENHANCED EQUITY PORTFOLIO
Class (Ticker):	A (CMIFX)	B (CDXBX)	C (CMICX)

INVESTMENT OBJECTIVE

The Fund seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 87 and "Reduced Sales Charges" on page 90 of this Prospectus, and under "Method of Distribution" on page 48 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) [1]	None	5.00%	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class B	Class C
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.54%	1.22%	0.77%
Total annual fund operating expenses	1.54%	2.97%	2.52%

1 The contingent deferred sales charge reduces over time.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year; and
  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class B		Class C
		Sold	Held	Sold	Held
1	$624	$800	$300	$355	$255
3	$938	$1,318	$918	$785	$785
5	$1,275	$1,762	$1,562	$1,340	$1,340
10	$2,222	$2,952	$2,952	$2,856	$2,856

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

Investing primarily in common stock of U.S. companies that meet its sustainable and socially responsible investment criteria, the Fund creates a portfolio whose characteristics closely resemble those of the Russell 1000 Index, while emphasizing the stocks which the Fund believes offer the greatest potential for return. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Fund follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Advisor actively uses proprietary quantitative analytical models, as well as qualitative bottom-up research, to attempt to enhance the Fund's performance relative to the Index. At least 65% of the Fund's total assets will be invested in stocks that are in the Russell 1000 Index, which measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of December 31, 2009, the capitalization range of the Index was $263 million to $323.7 billion. The Fund normally seeks to have a weighted average market capitalization of at least $20 billion.

The Fund may also purchase foreign stocks not exceeding 25% of the Fund's net assets, as well as smaller capitalization names. Any investments not in the Index will meet the Fund's sustainable and socially responsible investment criteria and will be selected to track the Index's risk/return characteristics. The Advisor rebalances the Fund at least quarterly to maintain its risk exposure relative to the Index.

In implementing the investment strategy, the Advisor identifies stocks in the Russell 1000 Index which meet the Fund's sustainable and socially responsible investment criteria. From this list of stocks, the Advisor chooses a portfolio of stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though stocks and certain industries may be eliminated from the Fund by applying the sustainable and socially responsible investment criteria, the Advisor will seek to select substitutes that will attempt to mimic the return characteristics of the missing industries and stocks.

The Advisor also employs proprietary quantitative multifactor models as well as proprietary fundamental research to identify stocks that it believes have the greatest potential for superior performance. Each security identified for potential investment is ranked according to three separate measures: growth, value, and market sentiment. These three measures are combined to create a single composite score for each stock. This score is then complemented with proprietary fundamental equity research, with sustainable and socially responsible investment criteria inputs, from the Advisor's research analysts to arrive at a final assessment of each stock's attractiveness. The Fund is constructed from highly-ranked securities that meet its sustainable and socially responsible investment criteria, weighted through a mathematical process that seeks to reduce active risk versus the Russell 1000 Index. The Advisor may sell a security when it no longer appears attractive under this process.

Tracking the Russell 1000 Index. The Advisor expects the annual tracking error, relative to the return of the Russell 1000 Index before deducting expenses, to be within certain limits established by the Advisor. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund or the enhanced equity modeling portfolio may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market or the Russell 1000 Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q3 '09	17.31%
Worst Quarter (of periods shown)	Q4 '08	-23.84%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns(as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	10 years
Class A:
Return before taxes	23.40%	-2.50%	-1.65%
Return after taxes on distributions	23.27%	-2.97%	-1.91%
Return after taxes on distributions and sale of Fund shares	15.39%	-2.03%	-1.35%
Class B	22.78%	-2.77%	-2.22%
Class C	27.39%	-2.40%	-2.12%
Russell 1000 Index	28.43%	0.79%	-0.49%
Lipper Large-Cap Core Funds Avg.	27.14%	0.47%	-0.47%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.
Portfolio Manager Name	Title	Length of Time Managing Fund
Natalie A. Trunow	Senior Vice President, Chief Investment Officer - Equities, Calvert	Since June 2009

BUYING AND SELLING SHARES

Effective as of the close of business (4 p.m. ET) on February 26, 2010, Class B shares of the Fund will no longer be offered for new purchases, as described under "Choosing a Share Class" on page 87 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value, determined after receipt of your request in good order.

Minimum to Open Fund Account	Minimum Additional Investments
$5,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 62 of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company
CALVERT LARGE CAP GROWTH FUND
Class (Ticker):	A (CLGAX)	B (CLGBX)	C (CLGCX)	Y (CLGYX)

INVESTMENT OBJECTIVE

The Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more) through holdings that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Standard & Poor's ("S&P") 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 87 and "Reduced Sales Charges" on page 90 of this Prospectus, and under "Method of Distribution" on page 45 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) [1]	None	5.00%	1.00%	None
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class B	Class C	Class Y
Management fees	0.67%	0.67%	0.67%	0.67%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None
Other expenses	0.46%	0.66%	0.46%	8.65%
Total annual fund operating expenses	1.38%	2.33%	2.13%	9.32%
Less fee waiver and/or expense reimbursement [2]	(0.11%)	(0.06%)	--	(8.30%)
Net expenses	1.27%	2.27%	--	1.02%

1 The contingent deferred sales charge reduces over time.

2 Calvert has agreed to contractually limit direct net annual fund operating expenses for Class A, Class B, Class C and Class Y through January 31, 2011. Direct net operating expenses will not exceed 1.50% for Class A, 2.50% for Class B, 2.50% for Class C and 1.25% for Class Y. Calvert has further agreed to contractually limit direct net operating expenses for Class Y to 3.00% through January 31, 2020. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires. The contractual expense cap is exclusive of any performance fee adjustments.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class A	Class B		Class C		Class Y
		Sold	Held	Sold	Held
1	$598	$730	$230	$316	$216	$104
3	$881	$1,122	$722	$667	$667	$693
5	$1,184	$1,440	$1,240	$1,144	$1,144	$1,309
10	$2,045	$2,424	$2,424	$2,462	$2,462	$2,972

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate for Classes A, B and C was 58% of its portfolio's average value and 55% for Class Y.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests in a diversified portfolio of U.S. common stocks of companies that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in large-cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund defines large-cap companies as those whose market capitalization falls within the range of the S&P 500 Index ($1.1 billion to $323.7 billion as of December 31, 2009). The S&P 500 Index is reconstituted from time to time. The Fund normally seeks to have a weighted average market capitalization of at least $10 billion.

The Subadvisor employs several multi-factor computer models to identify companies with above-average growth and momentum characteristics. The Fund may also invest up to 25% of its net assets in foreign securities.

As part of a secondary strategy, the Subadvisor may purchase or sell stock index futures and may purchase options on exchange-traded stock indices and stock index futures for purposes of hedging, speculation or leverage. Stock index futures and options are derivatives. The Subadvisor would use these investments only to keep the Fund's long-term average market risk roughly equal to that of the market itself. The Fund may use these kinds of futures and options to increase exposure to the stock market when the Subadvisor perceives market conditions are favorable and to decrease exposure to the stock market when it perceives market conditions are unfavorable. To increase exposure, the Fund may establish long stock index futures positions or buy exchange-traded call options on both stock indices and stock index futures. To decrease exposure, the Fund may establish short stock index futures positions or buy exchange-traded put options on both stock indices and stock index futures. At any time, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Subadvisor does not intend to leverage overall market risk in the long term.

The Subadvisor purchases and sells securities for the Fund's portfolio based on information derived from its proprietary stock ranking and rating models. Stocks that are rated as sufficiently attractive in the models may be purchased. When a Fund holding deteriorates in ranking or rating, it may be sold.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Stock Index Futures and Options Risk. Using stock index futures and options may increase the Fund's volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative's value do not correspond to changes in the value of the Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. ("Bridgeway") was reorganized into the Class I shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/00. Class I shares (not offered in this prospectus) have an inception date of 8/5/94, and Class A, B and C shares have an actual inception date of 10/31/00. Performance results prior to 10/31/00 for Class A shares of the Calvert Large Cap Growth Fund reflect the performance of Bridgeway since its inception on 8/5/94. In the bar chart, and in the table for Class A returns before and after taxes, performance results before 10/31/00 therefore are for Class I. Class I shares did not have Rule 12b-1 fees, and performance of Class A would have been lower if Rule 12b-1 fees of Class A had been reflected.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q3 '09	15.63%
Worst Quarter (of periods shown)	Q4 '08	-25.29%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	10 years
Class A:
Return before taxes	26.28%	-2.12%	-2.49%
Return after taxes on distributions	26.24%	-2.16%	-2.83%
Return after taxes on distributions and sale of Fund shares	17.13%	-1.79%	-2.23%
S&P 500 Index	26.47%	0.42%	-0.95%
Lipper Large-Cap Growth Funds Avg.	35.03%	0.89%	-2.90%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Average Annual Total Returns(as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	Since Inception (10/31/00)
Class B	26.35%	-2.23%	-2.51%
Class C	30.49%	-1.93%	-2.42%
Class Y	33.03%	-1.09%	-1.57%
S&P 500 Index	26.47%	0.42%	-0.84%
Lipper Large-Cap Growth Funds Avg.	35.03%	0.89%	-3.14%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. Bridgeway Capital Management, Inc. ("Bridgeway Capital")
Portfolio Manager Name	Title	Length of Time Managing Fund
John N.R. Montgomery	President, Bridgeway Capital	Since August 1994

BUYING AND SELLING SHARES

Effective as of the close of business (4 p.m. ET) on February 26, 2010, Class B shares of the Fund will no longer be offered for new purchases, as described under "Choosing a Share Class" on page 87 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value, determined after receipt of your request in good order.
Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A, B and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 62 of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT CAPITAL ACCUMULATION FUND
Class (Ticker):	A (CCAFX)	B (CWCBX)	C (CCACX)

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 87 and "Reduced Sales Charges" on page 90 of this Prospectus, and under "Method of Distribution" on page 41 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) [1]	None	5.00%	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class B	Class C
Management fees	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.63%	1.09%	0.81%
Total annual fund operating expenses	1.88%	2.99%	2.71%

1 The contingent deferred sales charge reduces over time.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year; and
  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class B		Class C
		Sold	Held	Sold	Held
1	$657	$802	$302	$374	$274
3	$1,038	$1,324	$924	$841	$841
5	$1,443	$1,772	$1,572	$1,435	$1,435
10	$2,571	$3,048	$3,048	$3,041	$3,041

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in the common stocks of mid-size U.S. companies. The Fund currently defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Growth Index ($263 million to $15.5 billion as of December 31, 2009). The Russell Midcap Growth Index is reconstituted annually. The Fund normally seeks to have a weighted average market capitalization between $2 billion and $12 billion.

Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price. The Fund may also invest up to 25% of its net assets in foreign securities.

The Fund is non-diversified.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing the prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q4 '01	22.34%
Worst Quarter (of periods shown)	Q4 '08	-25.22%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	10 years
Class A:
Return before taxes	24.14%	-1.92%	-1.29%
Return after taxes on distributions	24.14%	-1.96%	-1.81%
Return after taxes on distributions and sale of Fund shares	15.69%	-1.62%	-1.30%
Class B	23.90%	-2.08%	-1.70%
Class C	28.31%	-1.74%	-1.59%
Russell Midcap Growth Index	46.29%	2.40%	-0.52%
Lipper Mid-Cap Growth Funds Avg.	40.40%	1.63%	0.11%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. New Amsterdam Partners LLC ("New Amsterdam")
Portfolio Manager Name	Title	Length of Time Managing Fund
Michelle Clayman, CFA	Managing Partner, Chief Investment Officer, New Amsterdam	Since September 2005
Nathaniel Paull, CFA	Partner, Senior Portfolio Manager, New Amsterdam	Since September 2005

BUYING AND SELLING SHARES

Effective as of the close of business (4 p.m. ET) on February 26, 2010, Class B shares of the Fund will no longer be offered for new purchases, as described under "Choosing a Share Class" on page 87 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value, determined after receipt of your request in good order.
Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 62 of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company
CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND
Class (Ticker):	A (CWVGX)	B (CWVBX)	C (CWVCX)	Y (CWEYX)

INVESTMENT OBJECTIVE

The Fund seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 87 and "Reduced Sales Charges" on page 90 of this Prospectus, and under "Method of Distribution" on page 41 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)[1]	None	5.00%	1.00%	None
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class B	Class C	Class Y
Management fees	1.09%	1.09%	1.09%	1.09%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None
Other expenses	0.53%	1.03%	0.70%	4.82%
Total annual fund operating expenses	1.87%	3.12%	2.79%	5.91%
Less fee waiver and/or expense reimbursement [2]	--	--	--	(4.52%)
Net expenses	--	--	--	1.39%

1 The contingent deferred sales charge reduces over time.

2 Calvert has agreed to contractually limit direct net annual fund operating expenses for Class Y to 1.39% through January 31, 2011. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class Y to 3.00% through January 31, 2020. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class B		Class C		Class Y
		Sold	Held	Sold	Held
1	$656	$815	$315	$382	$282	$142
3	$1,035	$1,363	$963	$865	$865	$776
5	$1,438	$1,835	$1,635	$1,474	$1,474	$1,435
10	$2,561	$3,139	$3,139	$3,119	$3,119	$3,204

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate for Classes A, B and C was 135% of its portfolio's average value and 100% for Class Y.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of foreign companies (common and preferred stock and the depositary receipts on such stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Using a core investment approach, the Fund invests primarily in common and preferred stocks of non-U.S. large-cap companies. The Fund defines non-U.S. large-cap companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East ("EAFE") Global Investable Market Index ("IMI") ($25 million to $198.4 billion as of December 31, 2009). MSCI Barra reassesses the MSCI EAFE IMI quarterly and conducts full updating reviews twice per year and partial reviews in the other two quarters. The Fund normally seeks to have a weighted average market capitalization of at least $10 billion.

The Fund generally holds stocks of companies from the constituent countries of the MSCI EAFE IMI, but may opportunistically invest in other countries, including emerging markets stocks. The Advisor and the Subadvisors focus on deriving returns from individual stock selection (bottom-up). The Advisor and the Subadvisors utilize fundamental insights arrived at through qualitative and quantitative analysis of a broad range of non-U.S. securities to identify stocks expected to provide returns superior to that of the benchmark. The Advisor attempts to control the portfolio's risk level and maximize the Fund's return potential relative to the MSCI EAFE IMI benchmark by balancing the risks and opportunities from each of the Advisor's or Subadvisor's portfolios. The Advisor may shift allocations among the Advisor and the Subadvisors depending on market conditions, the Advisor's or Subadvisors' respective style biases, and performance opportunities.

The Fund invests no more than 5% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See "Special Investment Programs" in this Prospectus.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value (including stock markets outside the U.S.), causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer's ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Multi-Manager Risk. While the Advisor monitors the overall management of the Fund, the Advisor and the Subadvisors make investment decisions independently from each other. It is possible that the Advisor's and each Subadvisor's investment styles may not always be complementary, which could affect the performance and transaction costs of the Fund.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q2 '09	23.55%
Worst Quarter (of periods shown)	Q4 '08	-24.02%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns(as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	10 years
Class A:
Return before taxes	15.94%	-2.26%	-3.04%
Return after taxes on distributions	15.96%	-3.08%	-3.62%
Return after taxes on distributions and sale of Fund shares	10.67%	-1.70%	-2.47%
Class B	15.30%	-2.52%	-3.68%
Class C	19.71%	-2.13%	-3.46%
Class Y	22.32%	-1.20%	-2.52%
MSCI EAFE IMI	33.91%	4.14%	1.45%
Lipper International Multi-Cap Value Funds Avg.	31.16%	2.68%	1.96%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.
Portfolio Manager Name	Title	Length of Time Managing Fund
Natalie A. Trunow	Senior Vice President, Chief Investment Officer -- Equities, Calvert	Since December 2009

Investment Subadvisors. Thornburg Investment Management ("Thornburg") and Martin Currie, Inc. ("Martin Currie")
Portfolio Manager Name	Title	Length of Time Managing Fund
William V. Fries, CFA	Co-Portfolio Manager, Managing Director, Thornburg	Since December 2009
Wendy Trevisani	Co-Portfolio Manager, Managing Director, Thornburg	Since December 2009
Lei "Rocky" Wang, CFA	Co-Portfolio Manager, Managing Director, Thornburg	Since December 2009
James Fairweather	Chief Investment Officer, Head of Global Equities, Martin Currie	Since December 2009
David Sheasby	Director, Portfolio Manager, Martin Currie	Since December 2009
Christine Montgomery	Director, Portfolio Manager, Martin Currie	Since December 2009

BUYING AND SELLING SHARES

Effective as of the close of business (4 p.m. ET) on February 26, 2010, Class B shares of the Fund will no longer be offered for new purchases, as described under "Choosing a Share Class" on page 87 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value, determined after receipt of your request in good order.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A, B and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 62 of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT INTERNATIONAL OPPORTUNITIES FUND
Class (Ticker):	A (CIOAX)	C (COICX)	Y (CWVYX)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation through holdings that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 87 and "Reduced Sales Charges" on page 90 of this Prospectus, and under "Method of Distribution" on page 41 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) [1]	None	1.00%	None
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C	Class Y
Management fees	1.15%	1.15%	1.15%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	1.30%	3.23%	20.52%
Total annual fund operating expenses	2.70%	5.38%	21.67%
Less fee waiver and/or expense reimbursement [2]	(1.04%)	(2.88%)	(20.26%)
Net expenses	1.66%	2.50%	1.41%

1 The contingent deferred sales charge reduces over time.

2 Calvert has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C, and Class Y through January 31, 2011. Direct net operating expenses will not exceed 1.66% for Class A, 2.50% for Class C and 1.41% for Class Y. Calvert has further agreed to contractually limit direct net operating expenses for Class Y to 3.00% through January 31, 2020. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class C		Class Y
		Sold	Held
1	$636	$353	$253	$144
3	$1,180	$1,352	$1,352	$778
5	$1,749	$2,442	$2,442	$1,437
10	$3,290	$5,132	$5,132	$3,205

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate for Classes A and C was 98% of its portfolio's average value and 90% for Class Y.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East ("EAFE") Small-Mid ("SMID") Index ($25 million to $14.9 billion as of December 31, 2009). MSCI Barra reassesses the MSCI EAFE SMID Index quarterly and conducts full updating reviews twice per year and partial reviews in the other two quarters. The Fund normally seeks to have a weighted average market capitalization of approximately $5 billion.

The Fund invests no more than 10% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See "Special Investment Programs" in this Prospectus.

The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world if the Subadvisor deems the company attractive. The Subadvisor's stock selection process does not utilize a pre-determined geographic allocation, and the Subadvisor primarily uses a bottom-up approach focused on fundamental analysis of stocks of individual companies across all geographic regions. The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.

Attractive companies are identified through a combination of valuation and growth metrics that seeks to identify companies with a sustainable competitive advantage. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

Although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value (including stock markets outside the U.S.), causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer's ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of the Fund's current index, its prior index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q2 '09	24.05%
Worst Quarter (of periods shown)	Q4 '08	-24.15%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns(as of 12-31-09) (with maximum sales charge deducted)	1 year	Since Inception (5/31/07)
Class A:
Return before taxes	28.49%	-10.66%
Return after taxes on distributions	28.49%	-10.70%
Return after taxes on distributions and sale of Fund shares	18.52%	-8.94%
Class Y	35.30%	-8.88%
MSCI EAFE SMID Index*	39.80%	-12.55%
S&P Developed BMI Ex-U.S. SmallCap*	45.07%	-12.19%
Lipper International Small/Mid Cap Core Funds Avg.	44.53%	-11.15%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Average Annual Total Returns(as of 12-31-09) (with maximum sales charge deducted)	1 year	Since Inception (7/31/07)
Class C	32.72%	-9.59%
MSCI EAFE SMID Index*	39.80%	-12.65%
S&P Developed BMI Ex-U.S. SmallCap*	45.07%	-12.62%
Lipper International Small/Mid Cap Core Funds Avg.	44.53%	-11.81%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

*  In September 2009 the Fund changed its broad-based benchmark to the MSCI EAFE SMID Index from the S&P Developed BMI Ex-U.S. SmallCap (originally the S&P/Citigroup EMI Ex-U.S. Index). Changes by S&P altered the divisions for their capitalization-based indices and made the Fund's benchmark more small-cap oriented. With MSCI Barra's creation of a SMID index incorporating both mid-cap and small-cap non-US developed market stocks, the Fund selected this index to better align with its investment process.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. F&C Management Limited ("F&C")

Portfolio Manager Name	Title	Length of Time Managing Fund
Sophie Horsfall	Director, Global Equities Group, F&C	Since May 2007
Jeremy Tigue	Director and Head of Global Equities, F&C	Since May 2007
Terry Coles	Assistant Director, Global Equities Group, F&C	Since May 2007
Giles Money	Fund Manager, Global Equities Group, F&C	Since January 2008

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value, determined after receipt of your request in good order.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

______________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 62 of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT NEW VISION SMALL CAP FUND
Class (Ticker):	A (CNVAX)	B (CNVBX)	C (CNVCX)

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in small-cap stocks of U.S. companies that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 87 and "Reduced Sales Charges" on page 90 of this Prospectus, and under "Method of Distribution" on page 24 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) [1]	None	5.00%	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class B	Class C
Management fees	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.72%	1.38%	1.00%
Total annual fund operating expenses	1.97%	3.38%	3.00%

1 The contingent deferred sales charge reduces over time.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year; and
  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class A	Class B		Class C
		Sold	Held	Sold	Held
1	$665	$841	$341	$403	$303
3	$1,064	$1,439	$1,039	$927	$927
5	$1,487	$1,960	$1,760	$1,577	$1,577
10	$2,662	$3,347	$3,347	$3,318	$3,318

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of small-cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund currently defines small-cap companies as those with market capitalization of $3 billion or less at the time the Fund initially invests.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q1 '00	18.54%
Worst Quarter (of periods shown)	Q3 '02	-21.69%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	10 years
Class A:
Return before taxes	11.58%	-7.71%	-0.65%
Return after taxes on distributions	11.58%	-7.99%	-1.26%
Return after taxes on distributions and sale of Fund shares	7.53%	-6.38%	-0.77%
Class B	10.43%	-8.03%	-1.22%
Class C	14.93%	-7.65%	-1.04%
Russell 2000 Index	27.17%	0.51%	3.51%
Lipper Small-Cap Growth Funds Avg.	36.20%	0.23%	-0.18%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. Bridgeway Capital Management, Inc. ("Bridgeway Capital")
Portfolio Manager Name	Title	Length of Time Managing Fund
John N.R. Montgomery	President, Bridgeway Capital	Since March 2007

BUYING AND SELLING SHARES

Effective as of the close of business (4 p.m. ET) on February 26, 2010, Class B shares of the Fund will no longer be offered for new purchases, as described under "Choosing a Share Class" on page 87 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value, determined after receipt of your request in good order.
Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 62 of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT SMALL CAP VALUE FUND
Class (Ticker):	A (CCVAX)	C (CSCCX)

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation primarily through investment in small company U.S. common stocks that are trading at prices below what are believed to be their intrinsic value, and which satisfy the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 87 and "Reduced Sales Charges" on page 90 of this Prospectus, and under "Method of Distribution" on page 45 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)[1]	None	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C
Management fees	1.00%	1.00%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	0.84%	1.64%
Total annual fund operating expenses	2.09%	3.64%
Less fee waiver and/or expense reimbursement [2]	(0.40%)	(0.95%)
Net expenses	1.69%	2.69%

1 The contingent deferred sales charge reduces over time.

2 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 1.69% for Class A and 2.69% for Class C. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class A	Class C
		Sold	Held
1	$639	$372	$272
3	$1,062	$1,027	$1,027
5	$1,510	$1,803	$1,803
10	$2,751	$3,836	$3,836

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund offers opportunities for long-term capital appreciation with a moderate degree of risk through a mix of smaller company stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of small companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert quantifies small companies as having a market capitalization of $3 billion or less at the time of initial purchase.

The Fund seeks to identify common stocks of undervalued companies with long-term growth potential. The Fund may also invest up to 25% of its net assets in foreign securities.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Value Company Risk. Value stocks may perform differently from the market as a whole, which may not recognize a security's intrinsic value for a long time. The value-oriented investing approach may fall out of favor with investors from time to time, during which the Fund may underperform other funds using different investment approaches.

Valuation Risk. A stock judged to be undervalued by the Fund's Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q2 '09	16.70%
Worst Quarter (of periods shown)	Q4 '08	-23.11%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns(as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	Since Inception (10/1/04)
Class A:
Return before taxes	14.99%	-3.43%	-1.55%
Return after taxes on distributions	14.99%	-3.43%	-1.55%
Return after taxes on distributions and sale of Fund shares	9.74%	-2.88%	-1.31%
Russell 2000 Value Index	20.58%	-0.01%	1.98%
Lipper Small-Cap Core Funds Avg.	31.90%	0.65%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance as of 10/31/04 is as follows: Class A return before taxes is -0.55%; Class A return after taxes on distributions is -1.48%; Class A return after taxes on distributions and sale of Fund shares is -1.25%; and Lipper Small-Cap Core Funds Average is 2.78%.

Average Annual Total Returns(as of 12-31-09) (with maximum sales charge deducted)	1 year	Since Inception (4/1/05)
Class C	18.78%	-2.56%
Russell 2000 Value Index	20.58%	0.97%
Lipper Small-Cap Core Funds Avg.	31.90%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance as of 4/30/05 is as follows: Class C return is -1.20%, and Lipper Small-Cap Core Funds Average is 0.53%.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. Channing Capital Management, LLC ("Channing")
Portfolio Manager Name	Title	Length of Time Managing Fund
Wendell E. Mackey, CFA	Founding Principal, Director of Investments, Channing	Since October 2004

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value, determined after receipt of your request in good order.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 62 of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT MID CAP VALUE FUND
Class (Ticker):	A (CMVAX)	C (CMVCX)

INVESTMENT OBJECTIVE

The Fund will seek primarily to provide long-term capital appreciation through investment in mid-cap U.S. common stocks that are trading at prices below what are believed to be their intrinsic value, and which satisfy the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 87 and "Reduced Sales Charges" on page 90 of this Prospectus, and under "Method of Distribution" on page 45 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)[1]	None	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C
Management fees	0.90%	0.90%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	0.85%	1.43%
Total annual fund operating expenses	2.00%	3.33%
Less fee waiver and/or expense reimbursement [2]	(0.41%)	(0.74%)
Net expenses	1.59%	2.59%

1 The contingent deferred sales charge reduces over time.

2 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 1.59% for Class A and 2.59% for Class C. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class C
		Sold	Held
1	$629	$362	$262
3	$1,035	$956	$956
5	$1,466	$1,672	$1,672
10	$2,660	$3,572	$3,572

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund offers opportunities for long-term capital appreciation with a moderate degree of risk through a mix of mid-sized company stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of mid-size companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert quantifies mid-size companies as those within the range of market capitalizations of the Russell Midcap Value Index ($263 million to $13.8 billion as of December 31, 2009). The Fund normally seeks to have a weighted average market capitalization of between $2 billion and $10 billion.

The Russell Midcap Value Index is reconstituted annually. The annual index reconstitution and the general nature of an index mean that the constitution of the Russell Midcap Value Index will vary due to market changes, which can also affect the market capitalization range. Any changes to the constitution and market capitalization of the Russell Midcap Value Index will cause the Subadvisor's universe of stocks and range of market capitalizations to change accordingly.

The Fund may also invest up to 25% of its net assets in foreign securities.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Value Company Risk. Value stocks may perform differently from the market as a whole, which may not recognize a security's intrinsic value for a long time. The value-oriented investing approach may fall out of favor with investors from time to time, during which the Fund may underperform other funds using different investment approaches.

Valuation Risk. A stock judged to be undervalued by the Fund's Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q3 '09	17.34%
Worst Quarter (of periods shown)	Q4 '08	-22.52%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	Since Inception (10/1/04)
Class A:
Return before taxes	22.22%	-1.82%	0.25%
Return after taxes on distributions	22.16%	-2.00%	0.07%
Return after taxes on distributions and sale of Fund shares	14.52%	-1.57%	0.18%
Russell Midcap Value Index	34.21%	1.98%	4.12%
Lipper Mid-Cap Core Funds Avg.	36.58%	1.57%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance as of 10/31/04 is as follows: Class A return before taxes is 1.00%; Class A return after taxes on distributions is -0.14%; Class A return after taxes on distributions and sale of Fund shares is 0.01%; and Lipper Mid-Cap Core Funds Average is 3.45%.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	Since Inception (4/1/05)
Class C	26.07%	-1.82%
Russell Midcap Value Index	34.21%	1.94%
Lipper Mid-Cap Core Funds Avg.	36.58%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance as of 4/30/05 is as follows: Class C return is -1.11%, and Lipper Mid-Cap Core Funds Average is 2.91%.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. Channing Capital Management, LLC ("Channing")
Portfolio Manager Name	Title	Length of Time Managing Fund
Eric T. McKissack, CFA	Founding Principal, Chief Executive Officer, Channing	Since October 2004

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value, determined after receipt of your request in good order.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_____________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 62 of this Prospectus.

FUND SUMMARY	Calvert Solution StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT GLOBAL ALTERNATIVE ENERGY FUND
Class (Ticker):	A (CGAEX)	C (CGACX)

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital through investment in equity securities of companies active in the alternative energy sector, using the Fund's corporate responsibility standards and strategies.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 87 and "Reduced Sales Charges" on page 90 of this Prospectus, and under "Method of Distribution" on page 45 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)[1]	None	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C
Management fees	1.35%	1.35%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	0.77%	0.85%
Total annual fund operating expenses	2.37%	3.20%
Less fee waiver and/or expense reimbursement [2]	(0.52%)	(0.35%)
Net expenses	1.85%	2.85%

1 The contingent deferred sales charge reduces over time.

2 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 1.85% for Class A and 2.85% for Class C. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class C
		Sold	Held
1	$654	$388	$288
3	$1,132	$954	$954
5	$1,636	$1,643	$1,643
10	$3,015	$3,479	$3,479

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies whose main business is alternative energy or that are significantly involved in the alternative energy sector. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the alternative energy industry.

Alternative energy includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.

A company whose main business is alternative energy or that is significantly involved in the alternative energy sector will (1) derive at least 50% of its revenues or earnings from alternative energy activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following alternative energy indices: Ardour Global Alternative Energy Index (Composite)SM; Merrill Lynch Renewable Energy Index; S&P Global Alternative Energy Index; WilderHill New Energy Global Innovation Index; and WilderHill Clean Energy Index. For more information on these indices, see "Description of Alternative Energy Indices" in this Prospectus.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many alternative energy companies are relatively new.

The Fund is non-diversified.

As a globally diverse fund, the Fund may invest in several countries in different geographic regions of the world, and the Subadvisor's stock selection process does not utilize a pre-determined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in emerging markets.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

The Subadvisor combines quantitative and fundamental processes. To develop the investible universe, the Subadvisor employs long-term strategic allocations for each sub-activity within the alternative energy sector. Fundamental and qualitative models evaluate stocks from the bottom up, focused on fundamental analysis of stocks of individual companies across all geographic regions. Top-down views on industries, sectors or regions act as risk controls in portfolio construction. The Subadvisor consults a panel of experts in the alternative energy field to obtain research and insight on political, economic and regional trends with respect to alternative energy segments.

Although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Sustainable and Socially Responsible Investing. The Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Energy Sector and Energy Price Risks. Stocks that comprise the energy sector may fall in value. Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy may fall.

Alternative Energy Industry Risk. The alternative energy industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. Changes in U.S., European and other governments' policies towards alternative energy also may adversely affect Fund performance.

Concentration Risk. A downturn in the alternative energy industry would impact the Fund more than a fund that does not concentrate in this industry. Because shares of companies involved in the energy industry have been more volatile than shares of companies operating in other more established industries, the Fund may be more volatile than other mutual funds.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value (including stock markets outside the U.S.), causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of the Fund's current index, its prior index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q2 '09	28.24%
Worst Quarter (of periods shown)	Q4 '08	-33.93%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns(as of 12-31-09) (with maximum sales charge deducted)	1 year	Since Inception (5/31/07)
Class A:
Return before taxes	17.15%	-15.96%
Return after taxes on distributions	17.15%	-15.96%
Return after taxes on distributions and sale of Fund shares	11.15%	-13.26%
Class C	20.93%	-17.46%
Ardour Global Alternative Energy Index (Composite)*	23.34%	-14.24%
MSCI World Index*	30.79%	-9.38%
Lipper Global Natural Resources Funds Avg.	47.49%	-6.19%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* In September 2009 the Fund changed its broad-based benchmark to the Ardour Global Alternative Energy Index (Composite) from the MSCI World Index. This change resulted from maturation of the alternative energy investment category, in which the Ardour Global Alternative Energy Index (Composite) has emerged as a suitable benchmark providing return history correlation and tracking error calculation that is significantly improved over the MSCI World Index. The Fund selected the Ardour Global Alternative Energy Index (Composite) to provide a more precise performance comparison and to better align the Fund and its benchmark.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. KBC Asset Management International Ltd. ("KBC")
Portfolio Manager Name	Title	Length of Time Managing Fund
Jens Peers	Head of Eco Funds, KBC	Since May 2007
Treasa Ni Chonghaile	Portfolio Manager, KBC	Since May 2007
Colm O'Connor	Portfolio Manager, KBC	Since January 2009

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value, determined after receipt of your request in good order.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

______________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 62 of this Prospectus..

FUND SUMMARY	Calvert Solution StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT GLOBAL WATER FUND
Class (Ticker):	A (CFWAX)	C (CFWCX)	Y (CFWYX)

INVESTMENT OBJECTIVE

The Fund seeks growth of capital through investment in equity securities of companies active in the water-related resource sector, using the Fund's corporate responsibility standards and strategies.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 87 and "Reduced Sales Charges" on page 90 of this Prospectus, and under "Method of Distribution" on page 45 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) [1]	None	1.00%	None
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C	Class Y
Management fees	1.35%	1.35%	1.35%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	4.18%	9.03%	144.57%
Total annual fund operating expenses	5.78%	11.38%	145.92%
Less fee waiver and/or expense reimbursement [2]	(3.93%)	(8.53%)	(144.32%)
Net expenses	1.85%	2.85%	1.60%

1 The contingent deferred sales charge reduces over time.

2 Calvert has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C and Class Y through January 31, 2011. Direct net operating expenses will not exceed 1.85% for Class A, 2.85% for Class C and 1.60% for Class Y. Calvert has further agreed to contractually limit direct net operating expenses for Class Y to 3.00% through January 31, 2020. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class C		Class Y
		Sold	Held
1	$654	$388	$288	$163
3	$1,781	$2,467	$2,467	$796
5	$2,890	$4,377	$4,377	$1,454
10	$5,589	$8,182	$8,182	$3,219

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies whose main business is in the water sector or that are significantly involved in water related services or technologies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the water-related resource sector.

Investments in water-related resource sectors and companies include: water treatment, engineering, filtration, environmental controls, water related equipment, water and wastewater services, and water utilities. These companies may be involved in technologies, services and products, including water distribution, water infrastructure and equipment, construction and engineering, environmental control and metering, and services or technologies that conserve or enable more efficient use of water. The Fund seeks to invest in companies directly involved in the management of water-related resources and not in packagers or resellers of bottled water.

A company whose main business is in the water-related resource sector or that is significantly involved in the water-related resource sector will: (1) derive at least 50% of its revenues or earnings from water-related resource sector activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following water indices: Palisades (Global) Water Index, S&P Global Water Index, ISE Water IndexTM and Janney Global Water IndexSM. For more information on these indices, see "Description of Water Indices" in this Prospectus.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many water-related resource companies are relatively new.

The Fund is non-diversified.

As a globally diverse fund, the Fund may invest in several countries in different geographic regions of the world, and the Subadvisor's stock selection process does not utilize a pre-determined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in any geographic region (including in emerging markets) if the Subadvisor deems the company attractive.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

The Subadvisor combines quantitative (initial screening and evaluation) and fundamental processes. The fundamental process focuses on company strength, growth, and cash flow measures, taking into account sustainable and socially responsible investing initiatives and policies. Top-down views on industries, sectors or regions act as risk controls in portfolio construction.

Although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Fund may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Engagement will encourage selected companies in the Fund's portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway. The Fund has sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the Fund, and specific types of companies in which the Fund seeks to invest.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability, and social responsibility factors, as well as its threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Water Sector Risk. Stocks that comprise the water-related resource sector may fall in value.

Water Industry Risks. The water industry can be significantly affected by common economic trends or other changes, such as availability of water, the level of rainfall and occurrence of other climatic events, water consumption, development of new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.

Concentration Risk. A downturn in the water-related resources sector would impact the Fund more than a fund that does not concentrate in this industry. Because shares of companies involved in the water sector have been more volatile than shares of companies operating in other more established sectors, the Fund may be more volatile than other mutual funds.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value (including stock markets outside the U.S.), causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition; on overall market and economic conditions, and on investors' perception of a company's well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of the Fund's current index, its prior index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q2 '09	25.55%
Worst Quarter (of periods shown)	Q1 '09	-12.99%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns(as of 12-31-09) (with maximum sales charge deducted)	1 year	Since Inception (9/30/08)
Class A:
Return before taxes	22.63%	-1.46%
Return after taxes on distributions	22.13%	-1.78%
Return after taxes on distributions and sale of Fund shares	14.94%	-1.36%
Class C	26.47%	1.44%
Class Y	28.88%	2.40%
Janney Global Water Index*	24.90%	1.02%
MSCI World Index*	30.79%	1.97%
Lipper Global Natural Resources Funds Avg.	47.49%	-1.02%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* In September 2009 the fund changed its broad-based benchmark to the Janney Global Water Index from the MSCI World Index. This change resulted from the maturity of the water investment category, in which the Janney Global Water Index offers improved return history correlation and tracking error calculation over the MSCI World Index. The Fund selected the Janney Global Water Index to provide a more precise performance comparison and to better align the Fund and its benchmark.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. KBC Asset Management International Ltd. ("KBC")
Portfolio Manager Name	Title	Length of Time Managing Fund
Jens Peers	Head of Eco Funds, KBC	Since September 2008
Craig Bonthron	Investment Analyst, KBC	Since September 2008

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value, determined after receipt of your request in good order.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 62 of this Prospectus.

FUND SUMMARY	Calvert SAGE StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT LARGE CAP VALUE FUND
Class (Ticker):	A (CLVAX)	C (CLVCX)	Y (CLVYX)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation through investment primarily in large-cap U.S. common stocks that are trading at prices below what are believed to be their intrinsic value, using the Fund's corporate responsibility standards and strategies.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 87 and "Reduced Sales Charges" on page 90 of this Prospectus, and under "Method of Distribution" on page 24 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) [1]	None	1.00%	None
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C	Class Y
Management fees	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	1.08%	17.92%	0.42%
Total annual fund operating expenses	2.18%	19.77%	1.27%
Less fee waiver and/or expense reimbursement [2]	(0.95%)	(17.42%)	(0.29%)
Net expenses	1.23%	2.35%	0.98%

1 The contingent deferred sales charge reduces over time.

2 Calvert has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C and Class Y through January 31, 2011. Direct net operating expenses will not exceed 1.23% for Class A, 2.35% for Class C and 0.98% for Class Y. Calvert has further agreed to contractually limit direct net operating expenses for Class Y to 3.00% through January 31, 2020. The Board of Trustees of the Fund may terminate the Fund's expense cap only for the contractual period after December 12, 2010.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class A	Class C		Class Y
		Sold	Held
1	$594	$338	$238	$100
3	$1,038	$3,720	$3,720	$374
5	$1,506	$6,249	$6,249	$669
10	$2,798	$9,943	$9,943	$1,508

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate for Classes A and Y was 31% of its portfolio's average value and 20% for Class C.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund offers opportunities for long-term growth of capital through investments in large-cap company equity securities that the portfolio manager believes are undervalued. The Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in the common stocks of large-cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund defines large-cap companies as those within the range of market capitalizations of the Russell 1000 Value Index ($263 million to $323.7 billion as of December 31, 2009). The Fund normally seeks to have a weighted average market capitalization of at least $10 billion.

The Russell 1000 Value Index is reconstituted annually. The annual index reconstitution and the general nature of an index mean that the constitution of the Russell 1000 Value Index will vary due to market changes, which can also affect the market capitalization range. Changes to the constitution and market capitalization of the Russell 1000 Value Index will cause the Advisor's universe of stocks and range of market capitalizations to change accordingly.

The Fund primarily invests in U.S. large cap companies but may also invest in mid-cap and small-cap companies. The Fund may invest up to 25% of its net assets in foreign securities.

The Fund seeks to identify common stocks of companies it believes are significantly undervalued compared to their perceived worth or prospects, historical valuations or the general market level of valuation. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. They may include companies which are temporarily out of favor with the market or which may have experienced adverse business developments but which have the potential for growth. F

The Advisor primarily uses a bottom-up approach focused on fundamental analysis of issuers in a number of different sectors and industries, in light of the issuers' current financial condition and industry position, as well as market, economic, political and regulatory conditions. Factors considered in assessing a company's valuation and prospects may include analysis of earnings, assets, cash flows, allocation of capital, favorable supply/demand conditions for key products, development of new products or businesses, competitive position in the marketplace, and quality of management.

Sustainable and Responsible Investing. The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Fund may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Enhanced engagement will encourage selected companies in the Fund's portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway.

The Fund has threshold responsibility standards with respect to tobacco, weapons and human rights, which it applies in determining whether a security qualifies as an investment for the Fund. Investments are selected for financial soundness as well as evaluated according to the Fund's threshold responsibility standards. Investments must be consistent with the Fund's current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Value Company Risk. Value stocks may perform differently from the market as a whole, which may not recognize a security's intrinsic value for a long time. The value-oriented investing approach may fall out of favor with investors from time to time, during which the Fund may underperform other funds using different investment approaches.

Valuation Risk. A stock judged to be undervalued by the Advisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class A shares and Class I shares of the Everest Fund of Summit Mutual Funds, Inc. were reorganized into the Class A shares and Class Y shares, respectively, of Calvert Large Cap Value Fund, which commenced operations on 12/12/08. Class A shares and Class Y shares of Calvert Large Cap Value Fund each have an inception date of 12/29/99, and Class C shares have an inception date of 12/12/08. In the bar chart, and in the table for Class A returns (before and after taxes), the performance results prior to 12/12/08 for Class A shares of Calvert Large Cap Value Fund reflect the performance of Class A of the Everest Fund. After-tax returns for other Classes will vary. In the table for Class Y returns, the performance results prior to 12/12/08 for Class Y shares of Calvert Large Cap Value Fund reflect the performance of Class I of the Everest Fund.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q2 '03	21.17%
Worst Quarter (of periods shown)	Q4 '08	-23.88%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns(as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	10 years
Class A:
Return before taxes	18.89%	-1.11%	3.17%
Return after taxes on distributions	18.72%	-2.45%	1.72%
Return after taxes on distributions and sale of Fund shares	12.50%	-1.27%	2.13%
Class Y	25.14%	0.10%	3.92%
Russell 1000 Value Index	19.69%	-0.25%	2.47%
Lipper Large-Cap Value Funds Avg.	23.09%	-0.25%	2.04%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Average Annual Total Returns(as of 12-31-09) (with maximum sales charge deducted)	1 year	Since Inception (12/12/08)
Class C	22.57%	26.77%
Russell 1000 Value Index	19.69%	22.02%
Lipper Large-Cap Value Funds Avg.	23.09%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance as of 12/31/08 is as follows: Class C return is 22.57%, and Lipper Large Cap Value Funds Average is 23.09%.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.
Portfolio Manager Name	Title	Length of Time Managing Fund
James R. McGlynn, CFA	Senior Vice President & Portfolio Manager, Calvert	Since December 1999
Yvonne M. Bishop, CFA	Assistant Portfolio Manager, Calvert	Since July 2000

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value, determined after receipt of your request in good order.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 62 of this Prospectus.

FUND SUMMARY	Calvert Asset Allocation Funds	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT CONSERVATIVE ALLOCATION FUND
Class (Ticker):	A (CCLAX)	C (CALCX)

INVESTMENT OBJECTIVE

The Fund seeks current income and capital appreciation, consistent with the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 87 and "Reduced Sales Charges" on page 90 of this Prospectus, and under "Method of Distribution" on page 44 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)[1]	None	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C
Management fees:
Advisory fee	None	None
Administrative fee	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	0.64%	0.73%
Acquired fund fees and expenses	0.61%	0.61%
Total annual fund operating expenses	1.65%	2.49%
Less fee waiver and/or expense reimbursement [2]	(0.60%)	--
Net annual fund operating expenses	1.05%	--

1 The contingent deferred sales charge reduces over time.

2 Calvert has agreed to contractually limit direct ordinary operating expenses through January 31, 2011. This expense limitation does not limit the Acquired Fund Fees and Expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.44% for Class A. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same;
  any Calvert expense limitation is in effect for year one; and
  the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class C
		Sold	Held
1	$577	$352	$252
3	$915	$776	$776
5	$1,276	$1,326	$1,326
10	$2,289	$2,826	$2,826

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the investment advisor (the "Advisor"). The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest exclusively in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

60% to 80% of Fund's net assets	In Calvert Social Investment Fund ("CSIF") Bond Portfolio (which invests primarily in fixed-income securities)
20% to 40% of Fund's net assets

In funds that invest primarily in equity securities (CSIF Equity Portfolio, Calvert Social Index Fund, CSIF Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert World Values International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund, Calvert New Vision Small Cap Fund, Calvert Small Cap Value Fund and Calvert Mid Cap Value Fund)

0% to 10% of Fund's net assets	In CSIF Money Market Portfolio (which invests primarily in money market instruments)

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying fixed-income and money market funds (CSIF Bond Portfolio and CSIF Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor evaluates quarterly any necessary rebalancing of the Fund to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates annually any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to fixed-income funds makes it more susceptible to risks associated with fixed-income investments than equity investments.

Management Risk. Individual stocks and/or bonds in an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result. The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length may not perform as expected.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of the Fund's current index, its prior index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q3 '09	9.08%
Worst Quarter (of periods shown)	Q4 '08	-9.39%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns(as of 12-31-09) (with maximum sales charge deducted)	1 year	Since Inception (4/29/05)
Class A:
Return before taxes	10.85%	2.10%
Return after taxes on distributions	9.83%	0.92%
Return after taxes on distributions and sale of Fund shares	7.13%	1.20%
Class C	13.74%	1.81%
Barclays Capital U.S. Credit Index*	16.04%	4.95%
Conservative Allocation Composite Index*	18.59%	4.06%
Lipper Mixed-Asset Target Allocation Conservative Funds Avg.	19.87%	3.02%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

*  In December 2009 the Fund changed its broad-based benchmark to the Barclays Capital U.S. Credit Index from the Conservative Allocation Composite Index (consisting of 22% of the Russell 3000 Index, 8% of the Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index, 60% of the Barclays Capital U.S. Credit Index and 10% of the Barclays Capital 3-month T-Bill Bellwether Index), in order to adopt an index that is not blended. The Fund also continues to show the Conservative Allocation Composite Index because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

The Calvert Asset Allocation Committee, headed by Natalie A. Trunow, manages the Fund. Ms. Trunow is Senior Vice President, Chief Investment Officer - Equities, Calvert, and has overseen the Fund's investment strategy and management since September 2008.

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value, determined after receipt of your request in good order.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 62 of this Prospectus.

FUND SUMMARY	Calvert Asset Allocation Funds	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT MODERATE ALLOCATION FUND
Class (Ticker):	A (CMAAX)	C (CMACX)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective, consistent with the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 87 and "Reduced Sales Charges" on page 90 of this Prospectus, and under "Method of Distribution" on page 44 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)[1]	None	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C
Management fees:
Advisory fee	None	None
Administrative fee	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	0.43%	0.45%
Acquired fund fees and expenses	0.75%	0.75%
Total annual fund operating expenses	1.58%	2.35%
Less fee waiver and/or expense reimbursement [2]	(0.03%)	--
Net annual fund operating expenses	1.55%	--

1 The contingent deferred sales charge reduces over time.

2 Calvert has agreed to contractually limit direct ordinary operating expenses through January 31, 2011. This expense limitation does not limit the Acquired Fund Fees and Expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.80% for Class A. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same;
  any Calvert expense limitation is in effect for year one; and
  the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class C
		Sold	Held
1	$625	$338	$238
3	$947	$733	$733
5	$1,292	$1,255	$1,255
10	$2,262	$2,686	$2,686

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the investment advisor (the "Advisor"). The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest exclusively in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

50% to 80% of Fund's net assets

In funds that invest primarily in equity securities (Calvert Social Investment Fund ("CSIF") Equity Portfolio, Calvert Social Index Fund, CSIF Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert World Values International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund, Calvert New Vision Small Cap Fund, Calvert Small Cap Value Fund and Calvert Mid Cap Value Fund)

20% to 50% of Fund's net assets	In CSIF Bond Portfolio (which invests primarily in fixed-income securities)
0% to 10% of Fund's net assets	In CSIF Money Market Portfolio (which invests primarily in money market instruments)

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying fixed-income and money market funds (CSIF Bond Portfolio and CSIF Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor evaluates quarterly any necessary rebalancing of the Fund to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates annually any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual stocks and/or bonds in an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result. The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length may not perform as expected.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of the Fund's current index, its prior index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q2 '09	13.24%
Worst Quarter (of periods shown)	Q4 '08	-16.48%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns(as of 12-31-09) (with maximum sales charge deducted)	1 year	Since Inception (4/29/05)
Class A:
Return before taxes	16.12%	0.67%
Return after taxes on distributions	15.77%	0.02%
Return after taxes on distributions and sale of Fund shares	10.63%	0.35%
Class C	19.95%	0.85%
Russell 3000 Index*	28.34%	1.78%
Moderate Allocation Composite Index*	24.25%	3.35%
Lipper Mixed-Asset Target Allocation Growth Funds Avg.	25.28%	2.69%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* In December 2009 the Fund changed its broad-based benchmark to the Russell 3000 Index from the Moderate Allocation Composite Index (consisting of 47% of the Russell 3000 Index, 18% of the Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index, 30% of the Barclays Capital U.S. Credit Index and 5% of the Barclays Capital 3-month T-Bill Bellwether Index), in order to adopt an index that is not blended. The Fund also continues to show the Moderate Allocation Composite Index because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

The Calvert Asset Allocation Committee, headed by Natalie A. Trunow, manages the Fund. Ms. Trunow is Senior Vice President, Chief Investment Officer - Equities, Calvert, and has overseen the Fund's investment strategy and management since September 2008.

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value, determined after receipt of your request in good order.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 62 of this Prospectus.

FUND SUMMARY	Calvert Asset Allocation Funds	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT AGGRESSIVE ALLOCATION FUND
Class (Ticker):	A (CAAAX)	C (CAACX)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 87 and "Reduced Sales Charges" on page 90 of this Prospectus, and under "Method of Distribution" on page 44 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)[1]	None	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C
Management fees:
Advisory fee	None	None
Administrative fee	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	0.66%	0.79%
Acquired fund fees and expenses	0.85%	0.85%
Total annual fund operating expenses	1.91%	2.79%
Less fee waiver and/or expense reimbursement [2]	(0.63%)	--
Net annual fund operating expenses	1.28%	--

1 The contingent deferred sales charge reduces over time.

2 Calvert has agreed to contractually limit direct ordinary operating expenses through January 31, 2011. This expense limitation does not limit the Acquired Fund Fees and Expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.43% for Class A. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same;
  any Calvert expense limitation is in effect for year one; and
  the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class C
		Sold	Held
1	$599	$382	$282
3	$988	$865	$865
5	$1,402	$1,474	$1,474
10	$2,553	$3,119	$3,119

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the investment advisor (the "Advisor"). The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest exclusively in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:
80% to 100% of Fund's net assets

In funds that invest primarily in equity securities (Calvert Social Investment Fund ("CSIF") Equity Portfolio, Calvert Social Index Fund, CSIF Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert World Values International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund, Calvert New Vision Small Cap Fund, Calvert Small Cap Value Fund and Calvert Mid Cap Value Fund)

0% to 20% of Fund's net assets	In CSIF Bond Portfolio (which invests primarily in fixed-income securities)
0% to 5% of Fund's net assets	In CSIF Money Market Portfolio (which invests primarily in money market instruments)

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying fixed-income and money market funds (CSIF Bond Portfolio and CSIF Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor evaluates quarterly any necessary rebalancing of the Fund to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates annually any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual stocks and/or bonds in an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result. The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length may not perform as expected.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of the Fund's current index, its prior index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q2 '09	16.87%
Worst Quarter (of periods shown)	Q4 '08	-21.79%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns(as of 12-31-09) (with maximum sales charge deducted)	1 year	Since Inception (6/30/05)
Class A:
Return before taxes	20.22%	-1.10%
Return after taxes on distributions	20.11%	-1.51%
Return after taxes on distributions and sale of Fund shares	13.28%	-0.98%
Class C	23.28%	-1.32%
Russell 3000 Index*	28.34%	0.85%
Aggressive Allocation Composite Index*	28.56%	2.22%
Lipper Multi-Cap Core Funds Avg.	32.01%	1.07%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* In December 2009 the Fund changed its broad-based benchmark to the Russell 3000 Index from the Aggressive Allocation Composite Index (consisting of 64% of the Russell 3000 Index, 26% of the Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index, and 10% of the Barclays Capital U.S. Credit Index), in order to adopt an index that is not blended. The Fund also continues to show the Aggressive Allocation Composite Index because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

The Calvert Asset Allocation Committee, headed by Natalie A. Trunow, manages the Fund. Ms. Trunow is Senior Vice President, Chief Investment Officer - Equities, Calvert, and has overseen the Fund's investment strategy and management since September 2008.

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value, determined after receipt of your request in good order.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

__________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 62 of this Prospectus.

Additional Information That Applies to All Funds

TAX INFORMATION

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by a Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

MORE INFORMATION ON FEES AND EXPENSES

CONTINGENT DEFERRED SALES CHARGE

Subject to certain exceptions, the contingent deferred sales charge ("CDSC") imposed on the proceeds of Class B or Class C shares of a Fund redeemed within certain time periods after purchase is a percentage of net asset value at the time of purchase or redemption, whichever is less

For Class B shares, the CDSC declines from 5.00% in the first year that shares are held, to 4.00% in the second and third years, 3.00% in the fourth year, 2.00% in the fifth year, and 1.00% in the sixth year. There is no charge on redemptions of Class B shares held for more than six years. Class B shareholders in CSIF Equity Portfolio who acquired their shares pursuant to the reorganization of the Delaware Social Awareness Fund are subject to a different Class B CDSC schedule.

For Class C shares, a 1.00% CDSC is imposed on shares sold within one year. There is no charge on redemptions of Class C shares held for more than one year.

See "How to Buy Shares/Choosing a Share Class/Class B", "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges", and "How to Buy Shares/Choosing a Share Class/Class C" in this Prospectus.

REDEMPTION FEE

The redemption fee applies to redemptions, including exchanges, within 30 days of purchase. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. See "How to Sell Shares/Redemption Fee" in this Prospectus for situations where the fee may be waived.

MANAGEMENT FEES

Management fees include the advisory fee paid by the Fund to the Advisor and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor. Management fees for Calvert Large Cap Growth Fund also include the subadvisory fee paid by the Fund to the Subadvisor. The subadvisory fee for Calvert Large Cap Growth Fund is subject to a performance adjustment, which could cause the fee to be as high as 0.70% or as low as 0.20%, depending on the Fund's performance relative to its benchmark index, the S&P 500 Index. The performance fee adjustment for Calvert Large Cap Growth Fund is negative 0.23% for the most recent fiscal year.

With respect to the amount of each Fund's advisory fee, see "Advisory Fees" in this Prospectus. Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund each pay no investment advisory fee. The administrative fees (as a percentage of net assets) paid for each Fund for the most recent fiscal year are as follows.
Fund	Administrative Fee
CWVF International Equity Fund Calvert International Opportunities Fund Calvert Global Alternative Energy Fund Calvert Global Water Fund	0.35% 0.35% 0.35% 0.35%

CSIF Balanced Portfolio	0.275%
Calvert Capital Accumulation Fund Calvert New Vision Small Cap Fund Calvert Small Cap Value Fund Calvert Mid Cap Value Fund	0.25% 0.20%[1] 0.25% 0.25%

Calvert Social Index Fund	0.225%

CSIF Equity Portfolio Calvert Large Cap Growth Fund Calvert Large Cap Value Fund	0.20% 0.20% 0.20%

CSIF Enhanced Equity Portfolio Calvert Conservative Allocation Fund Calvert Moderate Allocation Fund Calvert Aggressive Allocation Fund	0.15% 0.15% 0.15% 0.15%

1 Calvert voluntarily waives 0.05% of its 0.25% annual administrative fee for Calvert New Vision Small Cap Fund. This waiver is contingent upon the continued service by Bridgeway Capital Management, Inc. as the Subadvisor to the Fund.

VOLUNTARY ADVISORY FEE WAIVERS
CSIF Balanced Portfolio

The investment advisor ("Calvert" or the "Advisor") voluntarily waives 0.05% of its annual advisory fee for the Fund based on average daily net assets under management by New Amsterdam Partners LLC in excess of $250 million. This waiver is contingent upon the continued service by New Amsterdam Partners LLC as Subadvisor to a portion of the equity assets of the Fund at an annual fee of 0.25% on assets up to $250 million and 0.20% on assets in excess of $250 million. Calvert may cease this waiver at any time. The Fund's total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/reimbursements and offsets, the expenses of Class A, B and C of the Fund were 1.28%, 2.35% and 2.21%, respectively, for the fiscal year ended September 30, 2009.

CSIF Enhanced Equity Portfolio

Calvert voluntarily waives 0.10% of its annual advisory fee based on the average daily net assets of the Fund. Calvert may cease this waiver at any time. The Fund's total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/reimbursements and offsets, the expenses of Class A, B and C of the Fund were 1.43%, 2.83% and 2.41%, respectively, for the fiscal year ended September 30, 2009.

CWVF International Equity Fund

For the fiscal year ended September 30, 2009 Calvert voluntarily waived 0.025% of its annual advisory fee for the Fund on assets in excess of $250 million up to $500 million and an additional 0.05% on assets in excess of $500 million, in each case based on average daily net assets. This waiver was contingent upon the continued service by Acadian Asset Management, Inc. as Subadvisor to the Fund at an annual fee, based on average daily net assets, of 0.45% on assets up to $250 million, 0.40% on assets in excess of $250 million up to $500 million and 0.35% on assets in excess of $500 million. The Fund's total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of such expense waiver/reimbursements and offsets, the expenses of Class A, B, C and Y of the Fund were 1.86%, 3.10%, 2.79% and 1.39%, respectively, for the fiscal year ended September 30, 2009. Acadian Asset Management, Inc. was terminated as Subadvisor to the Fund effective December 10, 2009.

DISTRIBUTION AND SERVICE FEES

The following table shows the maximum annual amount of distribution and service fees payable under each Fund's distribution plan for Class A and the amount of the Fund's distribution and service fees authorized by the Fund's Board of Trustees/Directors for the current fiscal year. Fees payable under the distribution plan may be increased to the maximum amount, where applicable, only after approval of the Board of Trustees/Directors.

Fund	Maximum Amount Payable (Class A)	Amount Authorized
Calvert International Opportunities Fund Calvert Global Alternative Energy Fund Calvert Global Water Fund Calvert Large Cap Value Fund	0.50% 0.50% 0.50% 0.50%	0.25% 0.25% 0.25% 0.25%

Calvert Capital Accumulation Fund	0.35%	0.35%

CSIF Balanced Portfolio
CSIF Equity Portfolio
CWVF International Equity Fund
Calvert Small Cap Value Fund
Calvert Mid Cap Value Fund
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

	0.35% 0.35% 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%	0.25% 0.25% 0.25% 0.25% 0.25% 0.25% 0.25% 0.25%

Calvert Social Index Fund CSIF Enhanced Equity Portfolio Calvert Large Cap Growth Fund Calvert New Vision Small Cap Fund	0.25% 0.25% 0.25% 0.25%	0.25% 0.25% 0.25% 0.25%

OTHER EXPENSES

"Other expenses" include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

ACQUIRED FUND FEES AND EXPENSES

All Funds (other than Asset Allocation Funds): Acquired Fund Fees and Expenses represent underlying management fees and expenses, including any incentive allocations (typically 20%), of private limited partnerships and limited liability companies (together, "Partnerships") that the Fund has acquired through its Special Equities investment program, and any exchange-traded funds acquired by the Fund. This amount is based on historic fees and expenses, and Partnership performance if applicable, and may vary substantially from year to year.

For the Fund below, Total Annual Fund Operating Expenses shown in the "Fees and Expenses" table in the Fund Summary do not correlate to the ratio of expenses to avearge net assets shown in the Financial Highlights; the Financial Highlights expense ratio, which is as follows, reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Fund	Class A	Class B	Class C
CSIF Balanced Portfolio	1.28%	2.36%	2.21%

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund: each Fund will indirectly bear its pro rata share of operating expenses incurred by the underlying Calvert funds. Based on the current Prospectus with respect to each underlying Calvert fund, such expenses range from 0.21% to 1.40% for Class I Shares of the underlying Calvert funds. The fee table in the Fund Summary of each Asset Allocation Fund provides an estimate of the expenses the Fund will bear based on the expected allocation to, and the expected average expense ratio of, the underlying Calvert funds. The Asset Allocation Funds invest in the least expensive Class of shares of the underlying Calvert funds which does not incur sales loads or Rule 12b-1 fees.

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the expense limitation does not limit any Acquired Fund Fees and Expenses paid indirectly by a shareholder. The Example in the respective Fund Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments (if applicable), and taxes. No Fund expects to incur a material amount of interest expense in the fiscal year. If Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, or Calvert Global Water Fund, due to their principal investment strategy, were to incur expenses from employing leverage, the costs would be reflected in the net expense ratio. These Funds, however, do not currently intend to employ leverage, so there will be no expense for this activity.

Each Fund has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item "Less fee waiver and/or expense reimbursement" in the fee table in the respective Fund Summary. The amount of this credit received by the Fund, if any, during the most recent fiscal year is reflected in the "Financial Highlights" in this Prospectus as the difference between the line items "Expenses Before Offsets" and "Net Expenses." The amount the Advisor benefited from the credit was as follows for the most recent fiscal year.

Fund	Amount by which Advisor Benefited from Credit
Calvert Small Cap Value Fund	0.01%
Calvert Mid Cap Value Fund Calvert Global Water Fund	0.01% 0.14%

See "Investment Advisor and Subadvisors" in the respective Fund's SAI for more information.

The contractual expense cap for Calvert Large Cap Growth Fund is exclusive of any performance fee adjustment. The amounts shown in the fee table and in the expense example in the Fund Summary reflect a negative 0.23% performance fee adjustment. The maximum performance fee adjustment is 0.25%. Accordingly, assuming no change in assets, the adjustment would have the effect of raising net expenses for this Fund to a maximum of 1.75% on Class A, 2.75% on Class B, 2.75% on Class C and 1.50% on Class Y.

EXAMPLE

The example in the fee table for each Fund also assumes that you reinvest all dividends and distributions.

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

A concise description of each Fund's principal investment strategies and principal risks is under the earlier Fund Summary for the respective Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Funds, along with their associated risks. Each Fund has additional non-principal investment policies and restrictions, which are discussed under "Non-Principal Investment Policies and Risks" in the respective Fund's SAI.

For certain investment strategies listed, the table below shows a Fund's limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and definitions of the principal types of risks involved. Explanatory information about certain investment strategies of specific Funds is also provided below.)

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund are not included in this table because each Asset Allocation Fund shares the principal strategies and risks of the underlying Calvert fixed-income, equity and money market funds in which the Asset Allocation Fund invests. The strategies and risks of the underlying funds are described in the Fund Summary of each underlying Calvert equity fund above in this Prospectus, discussed in this section, or set forth below under "Description of Underlying Funds" (with respect to the underlying Calvert fixed-income and money market funds). See also "Fund of Funds Structure" below in this section. Additional information on the strategies and risks of an underlying fund is available in the respective underlying fund's SAI.

Each Asset Allocation Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's fundamental investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund therefore may hold cash and invest in cash equivalents. During these periods, the Asset Allocation Fund may not be able to achieve its investment objective.

Key to Table

J          Fund currently uses as a principal investment strategy

q          Permitted, but not a principal investment strategy

8          Not permitted

xN        Allowed up to x% of Fund's net assets

xT        Allowed up to x% of Fund's total assets

NA       Not applicable to this type of fund

	CSIF Balanced Portfolio	CSIF Equity Portfolio	Calvert Social Index Fund	CSIF Enhanced Equity Portfolio	Calvert Large Cap Growth Fund	Calvert Capital Accum- ulation Fund	CWVF Inter- national Equity Fund	Calvert Inter- national Oppor- tunities Fund	Calvert New Vision Small Cap Fund	Calvert Small Cap Value Fund	Calvert Mid Cap Value Fund	Calvert Global Alter- native Energy Fund	Calvert Global Water Fund	Calvert Large Cap Value Fund
Investment Techniques
Active Trading Strategy/Turnover	J	q	q	q	q	q	q	q	q	q	q	q	q	q
Temporary Defensive Positions	q	q	q	q	q	q	q	q	q	q	q	q	q	q
Exchange-Traded Funds	q	q	q	q	q	q	q	q	q	q	q	q	q	q
Conventional Securities
Stocks in General	J	J	J	J	J	J	J	J	J	J	J	J	J	J
Foreign securities	25N	25N	5N1	25N	25N	25N	J	J	15T2	25N	25N	J	J	25N
Investment grade bonds	J	q	NA	NA	q	q	q	q	q	q	q	q	q	q
Below-investment grade, high-yield bonds	15N3	15N3	NA3	NA	q	10N3	5N3	q	5N3	q	q	q	q	q
Unrated debt securities	J	q	NA3	NA	q	q	q	q	q	q	q	q	q	q
Illiquid securities	15N	15N	15N	15N	15N	15N	15N	15N	15N	15N	15N	15N	15N	15N
Unleveraged Derivative Securities
Asset-backed securities	J	q	NA	NA	q	q	q	q	q	q	q	q	q	q
Mortgage-backed securities	J	q	NA	NA	q	q	q	q	q	q	q	q	q	q
Currency contracts	q	q	NA	NA	q	5T	5T	5T	8	q	q	5T	5T	q
Leveraged Derivative Instruments
Options on securities and indices	5T4	5T4	NA	5T4	J6	5T4	5T4	5T4	5T4	5T4	5T4	5T4	5T4	5T4
Futures contract	5N5	5N5	5N5	5N5	J7	5N5	5N5	5N5	5N5	5N5	5N5	5N5	5N5	5N5

1     Calvert Social Index Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of investing at least 95% of its net assets in securities contained in the Calvert Social Index. The Index (and therefore the Fund) may include securities issued by companies located outside the U.S. but only if they are traded primarily on a major U.S. exchange.

2     Calvert New Vision Small Cap Fund may invest only in American Depositary Receipts (ADRs) -- dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on U.S. exchanges. See the Fund's SAI for more information.

3     Excludes any High Social Impact Investments.

4     Based on net premium payments.

5     Based on initial margin required to establish position.

6     Up to 5% of total assets based on net premium payments.

7     Up to 5% of net assets based on initial margin required to establish the position.

Description of Investment Strategies

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the "Glossary of Certain Investment Risks" for definitions of these risk types.
Investment Techniques

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Fund to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees. Because this strategy may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable at the ordinary income tax rate, it may increase an investor's tax liability.

Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective.

Risks: Opportunity

Exchange-Traded Funds ("ETFs") are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are stocks selected to track a particular index. ETFs are used for the limited purpose of managing a Fund's cash position consistent with the Fund's applicable benchmark to reduce deviations from the benchmark while enabling the Fund to accommodate its need for periodic liquidity.

Risks: Correlation and Market
Conventional Securities

Stocks in General. Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to a Fund's investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non-economic factors such as political events.

Risks: Market

Foreign securities. For funds other than Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund and Calvert Global Water Fund, foreign securities are securities issued by companies whose principal place of business is located outside the U.S. For Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund and Calvert Global Water Fund, foreign securities (securities of non-U.S. companies) are securities of companies that derive at least 50% of their revenue from business outside the U.S. or have at least 50% of their assets outside the U.S.; or that are organized under the laws of a non-U.S. country and have their securities principally traded on a non-U.S. exchange. For any fund that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds.

Risks: Market, Currency, Transaction, Liquidity, Information and Political

Investment grade bonds. Bonds rated BBB/Baa or higher in credit quality by Standard & Poor's Ratings Services ("S&P") or assigned an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor or Subadvisor.

Risks: Interest Rate, Market and Credit

Below-investment grade, high-yield bonds. Bonds rated below BBB/Baa or unrated bonds determined by the Fund's Advisor or Subadvisor to be of comparable credit quality are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.

Risks: Credit, Market, Interest Rate, Liquidity and Information
Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor and/or Subadvisor has determined the credit quality based on its own research.	Risks: Credit, Market, Interest Rate, Liquidity and Information
Illiquid securities. Securities which cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid.	Risks: Liquidity, Market and Transaction

Unleveraged Derivative Securities

Asset-backed securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.

Risks: Credit, Interest Rate and Liquidity
Mortgage-backed securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations ("CMOs").	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate
Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity
Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. In the case of writing options, a Fund will write call options only if it already owns the security (if it is "covered").

Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity
Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity

Glossary of Certain Investment Risks

Correlation risk

The risk that when a Fund "hedges," two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk	The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.
Currency risk

The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund's investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Extension risk

The risk that slower than anticipated prepayments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.
Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/ "stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.
Liquidity risk	The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.
Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.
Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.
Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that faster than anticipated prepayments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. A Fund must also reinvest those assets at the current market rate, which may be lower.

Transaction risk	The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Explanation of Investment Strategies Used by Certain Funds
CSIF Balanced Portfolio

Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

Calvert Social Index Fund

Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. An index fund's goal is to mirror the target index whether the index is going up or down. Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. The sustainable and socially responsible investment criteria used by the Calvert Social Index may result in economic sector weightings that are significantly different from those of the overall market, and those overweightings/underweightings may be out of favor in the market. To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies.

The Fund may purchase U.S. Treasury securities in connection with its hedging activities.

The Fund uses a replication method of indexing. If assets should ever decline to below $20 million, it may use the sampling method.

The replication method involves holding every security in the Calvert Social Index in about the same proportion as the Index. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.

Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

Calvert Large Cap Growth Fund

Stock Index Futures and Options. A stock index future is a contract to buy or sell the cash value of a specific stock index at a specific price by a specified date. An option gives the holder the right but not the obligation to purchase or sell a security at a specified price within a specified time, and a stock index option is an option based on a stock market index (or its cash value). Stock index futures and options are derivatives (instruments that derive their value from the performance of an underlying financial asset, index or other investment).

CWVF International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund and Calvert Global Water Fund

ADRs and GDRs. American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company's home country.   ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares.  The Fund may invest in either sponsored or unsponsored ADRs.  GDRs are certificates issued by an international bank that are generally traded in, and denominated in the currency of, countries other than the home country of the issuer of the underlying shares.  Companies, including those from emerging markets, typically use GDRs to make their shares available to investors in two or more foreign countries.

Calvert International Opportunities Fund

Preferred Stock. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. It is generally senior to common stock but subordinate to debt securities with respect to the payment of dividends and on liquidation of the issuer.

DESCRIPTION OF ALTERNATIVE ENERGY INDICES

(Calvert Global Alternative Energy Fund)

As stated in the Fund Summary for Calvert Global Alternative Energy Fund under "Principal Investment Strategies," the Fund may invest in companies that are included in certain alternative energy indices, which are described below.
Ardour Global Alternative Energy Index (Composite)SM

The Ardour Global Alternative Energy Index (Composite) is a capitalization-weighted, float-adjusted equity index designed to serve as an equity benchmark for globally traded stocks that are principally engaged in the field of Alternative Energy Technologies, including renewable energy, alternative fuels and related enabling technologies. As of December 31, 2009, the Index included 125 companies.

Merrill Lynch Renewable Energy Index

The objective of the Merrill Lynch Renewable Energy Index is to provide exposure to stocks that are well positioned to benefit from the renewable/alternative energy theme globally. This includes "pure plays" as well as stocks likely to benefit in a less direct way. The Index consists of stocks of the three largest renewable energy sub-sectors (namely biofuels, solar and wind) that have been filtered on several criteria -- market capitalization, liquidity and country of listing. As of December 31, 2009, the Index included 25 stocks in the broad renewable energy sector.

S&P Global Alternative Energy Index

The S&P Global Alternative Energy Index combines two indices from the S&P Global Thematic Indices -- the S&P Global Clean Energy Index and the S&P Global Nuclear Energy Index. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global alternative energy business, from both developed and emerging markets. As of December 31, 2009, the Index included 54 companies.

The S&P Global Clean Energy Index provides liquid and tradable exposure to 30 companies (as of December 31, 2009) from around the world that are involved in clean energy related businesses. The Index is comprised of a diversified mix of Clean Energy Production and Clean Energy Equipment & Technology companies.

The S&P Global Nuclear Energy Index is comprised of 24 of the largest publicly traded companies (as of December 31, 2009) in nuclear energy related businesses that meet the Index's investability requirements. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global nuclear energy business from both developed markets and emerging markets.

WilderHill New Energy Global Innovation Index

The WilderHill New Energy Global Innovation Index is comprised primarily of companies whose technologies focus on the generation and use of cleaner energy, conservation and efficiency, and the advancement of renewable energy in general, as determined by WilderHill New Energy Finance, LLC. The Index is mainly comprised of companies in wind, solar, biofuels, hydro, wave and tidal, geothermal and other relevant renewable energy businesses; it also includes companies involved in energy conversion, storage, conservation, efficiency, materials, pollution control, emerging hydrogen and fuel cells. As of December 31, 2009, the Index included 86 companies.

WilderHill Clean Energy Index

A priority of the WilderHill Clean Energy Index is to define and track the Clean Energy sector: specifically, businesses that stand to benefit substantially from a societal transition toward use of cleaner energy and conservation. Stocks and sector weightings within the Index are based on their significance for clean energy, technological influence and relevance to preventing pollution in the first place. Companies selected for the Index include those that focus on technologies for utilization of greener, more-renewable sources of energy. These technologies include those for renewable energy harvesting or production, energy conversion, energy storage, pollution prevention and improvements in energy efficiency, power delivery, energy conservation and monitoring of energy information. As of December 31, 2009, the Index included 54 companies.

FUND OF FUNDS STRUCTURE

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Each Asset Allocation Fund is structured as a "fund of funds." Each Asset Allocation Fund seeks to achieve its investment objective by investing primarily in shares of other underlying Calvert funds, which are listed in the Fund Summary for the respective Asset Allocation Fund. The Asset Allocation Funds invest in the least expensive Class of shares of the underlying Calvert funds which does not incur sales loads or Rule 12b-1 fees. Each Asset Allocation Fund offers the convenience of a professionally managed, diversified portfolio of Calvert mutual funds in a single investment. Because each Asset Allocation Fund invests in a variety of underlying funds, the Asset Allocation Fund could benefit from diversification, through which an Asset Allocation Fund investor could reduce overall risk by distributing assets among a number of investments. The diversification provided by asset allocation may reduce volatility over the long term.

Because the assets of the Asset Allocation Funds are invested in other underlying Calvert funds, the investment performance and risks of the Asset Allocation Funds are directly related to the investment performance and risks of the underlying Calvert funds. Also, each Asset Allocation Fund indirectly pays a proportionate share of the operating expenses of the underlying Calvert funds in which the Asset Allocation Fund invests, including management fees, which are paid to Calvert, in addition to the direct expenses of investing in the Asset Allocation Fund. An investor in an Asset Allocation Fund thus will pay higher expenses than if the underlying Calvert fund shares were held directly. An investor in an Asset Allocation Fund also may receive taxable capital gains distributions to a greater extent than if the underlying funds were held directly.

Please refer to the Fund Summaries in this Prospectus with respect to the investment objective, principal investment strategies and principal risks of the underlying equity funds. Please turn to "Description of Underlying Funds" in this Prospectus with respect to the investment objective, principal investment strategies and principal risks of the underlying fixed-income and money market funds (CSIF Bond Portfolio and CSIF Money Market Portfolio). Additional investment practices of an underlying fund are described in its SAI, and, for the underlying fixed-income and money market funds, in the Calvert Fixed-Income Prospectus dated January 31, 2010 (Class A, B, C, O and Y).

PORTFOLIO HOLDINGS

A description of each Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available under "Portfolio Holdings Disclosure" in the respective Fund's SAI.

ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING

CALVERT SIGNATURE STRATEGIESTM

(CSIF Balanced Portfolio, CSIF Equity Portfolio, Calvert Social Index Fund, CSIF Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert New Vision Small Cap Fund, Calvert Small Cap Value Fund, Calvert Mid Cap Value Fund, CWVF International Equity Fund and Calvert International Opportunities Fund)

Investment Selection Process

In seeking a Fund's investment objective, investments are first selected for financial soundness and then evaluated according to that Fund's sustainable and socially responsible investment criteria. Only companies that meet all of the Fund's environment, social, and governance ("ESG") criteria are eligible for investment. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for a Fund must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed-income securities for Calvert's sustainable and socially responsible funds may be made prior to the application of the sustainability and social responsibility analysis, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund's sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund's sustainable and socially responsible investment criteria, the security will be sold per Calvert's procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund's sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

Although each Fund's sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment objective and its sustainable and socially responsible investment criteria.

Each Fund may invest in ETFs for the limited purpose of managing the Fund's cash position consistent with the Fund's applicable benchmark. The ETFs in which a Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by that Fund. In addition, the ETFs in which a Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund's sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund's applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Sustainable and Socially Responsible Investment Criteria

Each Fund seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.

Each Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors, drawing on the Fund's longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Trustees/Directors without shareholder approval.

CSIF Balanced Portfolio, CSIF Equity Portfolio, Calvert Social Index Fund, CSIF Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert New Vision Small Cap Fund, Calvert Small Cap Value Fund and Calvert Mid Cap Value Fund

The Funds seek to invest in companies that:

  Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.
  Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization ("ILO") core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.
  Observe appropriate international human rights standards in operations in all countries.
  Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.
  Produce or market products and services that are safe and enhance the health or quality of life of consumers.
  Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.
  Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Funds seek to avoid investing in companies that:

  Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.
  Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.
  Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.
  Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.
  Demonstrate poor corporate governance or engage in harmful or unethical business practices.
  Manufacture tobacco products.
  Are significantly involved in the manufacture of alcoholic beverages.
  Have direct involvement in gambling operations.
  Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.
  Manufacture or sell firearms and/or ammunition.
  Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.
  Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples' rights, the interests of organic farmers and the interests of developing countries generally.

With respect to U.S. government securities, the CSIF Portfolios invest primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. government whose purposes further, or are compatible with, the Fund's sustainable and socially responsible investment criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. government, such as Treasury securities.

CWVF International Equity Fund

CWVF International Equity Fund seeks to invest in companies that:

  Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.
  Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the ILO core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.
  Observe appropriate international human rights standards in operations in all countries.
  Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.
  Produce or market products and services that are safe and enhance the health or quality of life of consumers.
  Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.
  Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

CWVF International Equity Fund seeks to avoid investing in companies that:

  Demonstrate poor environmental performance or compliance records, or contribute significantly to environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.
  Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.
  Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.
  Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.
  Demonstrate poor corporate governance or engage in harmful or unethical business practices.
  Derive more than 10% of revenues from the production of tobacco or alcohol products.
  Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.
  Manufacture or sell firearms and/or ammunition.
  Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples' rights, the interests of organic farmers and the interests of developing countries generally.

Calvert International Opportunities Fund

Calvert International Opportunities Fund seeks to invest in companies that:

  Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services. Calvert will also consider investment in companies that are leaders in developing renewable energy and/or mitigating climate change, even though they may also be involved in nuclear power. However, Calvert will seek to avoid investing in companies that own or operate new nuclear power plants and/or do not meet Calvert's rigorous standards of performance regarding the safety and security of their nuclear power operations.
  Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the ILO core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.
  Observe appropriate international human rights standards in operations in all countries.
  Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.
  Produce or market products and services that are safe and enhance the health or quality of life of consumers.
  Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.
  Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

Calvert International Opportunities Fund seeks to avoid investing in companies that:

  Demonstrate poor environmental performance or compliance records, or contribute significantly to environmental problems; or own or operate new nuclear power plants.
  Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.
  Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.
  Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.
  Demonstrate poor corporate governance or engage in harmful or unethical business practices.
  Derive more than 10% of revenues from the production of tobacco or alcohol products.
  Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.
  Manufacture or sell firearms and/or ammunition.
  Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples' rights, the interests of organic farmers and the interests of developing countries generally.

Shareholder Advocacy and Corporate Responsibility

As each Fund's Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert's activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its sustainability research process. After a Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

CALVERT SOLUTION STRATEGIESTM

(Calvert Global Alternative Energy Fund and Calvert Global Water Fund)

Investment Selection Process

In seeking a Fund's investment objective, investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive performance with respect to one or more of the sustainable and socially responsible investment criteria. Investments for a Fund must be consistent with the Fund's current financial, sustainable and socially responsible investment criteria, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed-income securities in a Fund may be made prior to the application of corporate responsibility standards and strategies, due to the nature of the fixed-income market, where unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund's sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund's sustainable and socially responsible investment criteria, the security will be sold as per Calvert's procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets the Fund's sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

The Fund may invest in ETFs for the limited purpose of managing the Fund's cash position consistent with the Fund's applicable benchmark. The ETFs in which the Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund's sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund's applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by the Fund does not constitute endorsement or validation by the Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's sustainable and socially responsible investment criteria.

Sustainable and Socially Responsible Investment Criteria for Calvert Global Alternative Energy Fund

Addressing the climate change crisis is essential to ensuring a sustainable future. A shift away from fossil fuels requires a sharp focus on developing alternative energy, energy efficiency, and the broadest array of energy options. The Fund provides an investment opportunity for climate change solutions and renewable energy development.

The Fund seeks to invest in companies that are market leaders in alternative energy or that are significantly involved in the alternative energy sector. Alternative energy includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.

The Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. The Fund will focus on environmental, social, and governance ("ESG") factors that promote and encourage sustainable solutions.

The Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, companies totally satisfy. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.

Investing in new or emerging energy and climate change solutions involves a focus on corporate leadership in alternative energy; emphasis on corporate engagement; and flexibility towards traditional exclusionary criteria. The Fund will consider investment in companies that are leaders in developing renewable energy and/or mitigating climate change, even though they may also be involved in nuclear power. However, the Fund will seek to avoid investing in companies that own or operate new nuclear power plants and/or do not meet Calvert's rigorous standards of performance regarding the safety and security of their nuclear power operations.

The Fund will adhere to core ESG criteria as follows.

Calvert Global Alternative Energy Fund seeks to invest in companies that:

  Demonstrate leadership in providing solutions to the climate change crisis through renewable energy and other alternative environmental technologies.
  Take positive steps to improve environmental management and performance, and provide innovative solutions to environmental problems through their products, services and emerging technologies.
  Treat their employees with dignity and respect in the workplace.
  Observe appropriate international human rights standards and respect the rights of Indigenous Peoples.
  Produce or market products and services that are safe and enhance the health or quality of life of consumers.
  Contribute to the quality of life of the communities where they operate and are responsive to stakeholder concerns and expectations.
  Exhibit sound policies and practices with respect to corporate governance and business practices.

Calvert Global Alternative Energy Fund seeks to avoid investing in companies that:

  Contribute directly to the systematic denial of basic human rights.
  Maintain poor environmental compliance and performance practices.
  Demonstrate poor corporate governance or engage in unethical business practices.
  Own or operate new nuclear power plants.

Sustainable and Socially Responsible Investment Criteria for Calvert Global Water Fund

The Fund seeks to invest in companies that produce or market safe water-related products, services and technologies that enhance access and affordability, public health, and quality of life. Calvert believes that equitable access to water is a fundamental human right. The Fund will take into account the specific human rights and Indigenous Peoples' Rights issues related to the sector, as well as those pertaining to environmental as well as governance commitments and performance.

In seeking the Fund's investment objective, investments are selected for financial soundness as well as evaluated according to the Fund's threshold responsibility standards with respect to tobacco, weapons and human rights. Investments for the Fund must be consistent with the Fund's current investment criteria, including financial factors and threshold responsibility standards.

The Fund has the following threshold responsibility standards, which are applied in determining whether a security qualifies as an investment for the Fund:

  The Fund will seek to avoid investing in companies that manufacture tobacco products.
  The Fund will seek to avoid investing in companies that manufacture, design or sell weapons or the critical components of weapons that violate international humanitarian law or that are inherently offensive weapons.
  The Fund will critically evaluate companies that contribute directly to governments that are under U.S. or international sanction for grave human rights abuses such as genocide or forced labor.

As the corporate responsibility and sustainability objectives long supported by Calvert have become more mainstream concerns, Calvert has observed significant new commitments to address environmental, social and governance issues on the part of many companies. The Fund acknowledges and encourages such progress, including that on the part of companies which may be in the early stages of addressing the most critical risks and/or opportunities facing the industry. Engagement for the Fund will encourage companies to reinforce key areas of progress and to address legacy or current issues where commitment and performance continue to lag. Engagement will urge companies to pursue sustainability leadership opportunities where possible, especially in the context of promoting sound environmental management and equitable access to water around the world.

As a matter of practice, evaluation of a particular company in the context of this strategy will involve subjective judgment by Calvert and the Subadvisor. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.

Calvert's approach will employ a range of engagement tools, from proxy voting and shareholder resolutions to dialogues with senior management and broader industry-standard setting initiatives to advance our advocacy objectives with selected companies.

CALVERT SAGE STRATEGIESTM

(Calvert Large Cap Value Fund)

Investment Selection Process

In seeking the Fund's investment objective, investments are selected for financial soundness as well as evaluated according to the Fund's threshold responsibility standards with respect to tobacco, weapons and human rights. Investments for the Fund must be consistent with the Fund's current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders. The Fund has the following threshold responsibility standards which are applied in determining whether a security qualifies as an investment for the Fund:

  The Fund will seek to avoid investing in companies that manufacture tobacco products.
  The Fund will seek to avoid investing in companies that manufacture, design or sell weapons or the critical components of weapons that violate international humanitarian law or that are inherently offensive weapons.
  The Fund will critically evaluate companies that contribute directly to governments that are under U.S. or international sanction for grave human rights abuses such as genocide or forced labor.

Investments in fixed-income securities for the Fund may be made prior to the application of corporate responsibility standards and strategies, due to the nature of the fixed-income market, where unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund's threshold responsibility standards and if it is not found to meet those standards, the security will be sold per Calvert's procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets the Fund's threshold responsibility standards typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

The Fund may invest in ETFs for the limited purpose of managing the Fund's cash position consistent with the Fund's applicable benchmark. The ETFs in which the Fund may invest will not be screened and will not be required to meet the threshold responsibility standards otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund's threshold responsibility standards. The principal purpose of investing in ETFs is not to achieve a social goal by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund's applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by the Fund does not constitute endorsement or validation by the Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's threshold responsibility standards.

Sustainable and Responsible Investment for Calvert Large Cap Value Fund

As the corporate responsibility and sustainability objectives long supported by Calvert have become more mainstream concerns, Calvert has observed significant new commitments to address environmental, social and governance issues on the part of many companies. The Fund acknowledges and encourages such progress, including that on the part of companies which may be in the early stages of addressing the most critical risks and/or opportunities facing their industry. Enhanced engagement for the Fund will encourage companies to reinforce key areas of progress and to address legacy or current issues where commitment and sustainability performance continue to lag their peers. Engagement will urge companies to improve their environmental, social and governance performance and to pursue sustainability leadership opportunities where possible.

As a matter of practice, evaluation of a particular company in the context of this strategy will involve subjective judgment by Calvert. All threshold responsibility standards may be changed by the Board of Trustees without shareholder approval.

SAGETM Enhanced Engagement Strategy

Under Calvert's SAGE ("Sustainability Achieved through Greater Engagement") strategy, the Fund may invest in a full range of companies consistent with its threshold responsibility standards. These companies may be emerging sustainability leaders and/or entities which have yet to make significant progress but have the potential to do so.

As the Fund's investment advisor, Calvert will use the SAGE process to identify and select companies for focused engagement and to determine tangible objectives to pursue with each. Engagement will focus on (1) addressing legacy and/or current issues lacking sufficient focus, commitment and/or concrete performance and (2) encouraging further progress in areas of improvement and emerging leadership. The level of engagement employed by Calvert for a specific company may vary based on the company's progress on these issues.

Calvert's approach will employ a range of engagement tools, from proxy voting and shareholder resolutions to dialogues with senior management and broader industry-standard setting initiatives to advance our advocacy objectives with selected companies. If a company fails to make sufficient progress in its commitments with respect to environmental, social and governance issues in response to Calvert's engagement approach, the Fund may divest that company's security from the portfolio at a time that is in the best interests of the Fund's shareholders.

SPECIAL INVESTMENT PROGRAMS

(Calvert Signature StrategiesTM, Calvert Solution StrategiesTM and Calvert SAGE StrategiesTM)

As part of Calvert's and Fund shareholders' ongoing commitment to providing and fostering innovative initiatives, certain Funds may invest a small percentage of their respective assets through special investment programs that are non-principal investment strategies pioneered by Calvert -- High Social Impact Investments, Special Equities, and the Calvert Manager Discovery Program.

CWVF International Equity Fund and Calvert International Opportunities Fund have limits on investments in U.S. companies of 5% and 10% of net assets, respectively; these percentages exclude High Social Impact Investments and Special Equities investments.

High Social Impact Investments

(CSIF Balanced Portfolio, CSIF Equity Portfolio, Calvert Social Index Fund, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, CWVF International Equity Fund, Calvert International Opportunities Fund, Calvert New Vision Small Cap Fund, Calvert Small Cap Value Fund, Calvert Mid Cap Value Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Large Cap Value Fund)

High Social Impact Investments is a program that targets a percentage of a Fund's assets (up to 3% for each of Calvert Capital Accumulation Fund, CWVF International Equity Fund, Calvert International Opportunities Fund, and Calvert Global Alternative Energy Fund, and up to 1% for each of the other Funds listed above). High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Funds' sustainable and socially responsible investment criteria.

Consistent with the Calvert Global Water Fund's strategy of focusing on water-related resources, High Social Impact Investments for that Fund shall be made in water-related initiatives.

These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Funds believe that these investments have a significant sustainability and social responsibility return through their impact in our local communities.

Each Fund's High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund's Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund's Board and under the ultimate supervision of the Board. See "How Shares Are Priced" in this Prospectus. Each Fund's High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order, the Funds may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Funds and Calvert Group, Ltd., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.

The Funds may also invest in high social impact issuers through social enterprises in conjunction with the Special Equities investment program (see "Special Equities" below).

Investments in High Social Impact Investments may hinder the Calvert Social Index Fund's ability to track the Index. High Social Impact Investments for Calvert Social Index Fund will be limited to 1% of the Fund's assets if it commences the program.

Special Equities

(CSIF Balanced Portfolio, CSIF Equity Portfolio, Calvert Social Index Fund, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, CWVF International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Large Cap Value Fund)

Each of these Funds has a Special Equities investment program that allows the Fund to promote especially promising approaches to sustainable and socially responsible investment goals through privately placed investments. Special Equities investments are subject to each Fund's limit on illiquid securities (which is no more than 15% of a Fund's net assets). The investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds. Most Special Equities investments are expected to have a projected market-rate risk-adjusted return. A small percentage of the program may be invested in Social Enterprises, issues that have a projected below-market risk-adjusted rate of return, but are expected to have a high degree of positive impact on societal change. The Special Equities Committee of each Fund (or the Board of Trustees, in the case of Calvert Large Cap Value Fund) identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk -- they are subject to liquidity, information and, if a debt investment, credit risk. A Fund's Special Equities are valued under the direction of the Fund's Board.

Pursuant to approval by each Fund's Board of Trustees/Directors, each Fund has retained Stephen Moody and Jean-Luc Park as consultants to provide investment research for the Special Equities Program.

Special Equities investments for Calvert Social Index Fund, Calvert Global Water Fund and Calvert Large Cap Value Fund will be limited to 1% of the respective Fund's assets if it commences the program. This is subject to Board discretion for Calvert Global Water Fund and Calvert Large Cap Value Fund.

Manager Discovery Program

(CSIF Balanced Portfolio)

As part of Calvert's and CSIF shareholders' ongoing commitment to promoting equal opportunity, Calvert has introduced the Manager Discovery Program as a component of CSIF Balanced Portfolio. The program allocates up to 5% of the Fund's assets to strong-performing yet often overlooked minority and women-owned money management firms. These firms must have a proven track record and investment discipline that mirror the investment objectives of the equity portion of the Fund. The Manager Discovery Program seeks to bring a dynamic new perspective to the Fund, while maintaining Calvert's long-standing commitment to seeking financial performance and societal impact.

MANAGEMENT OF FUND INVESTMENTS

ABOUT CALVERT

Calvert Asset Management Company, Inc. (Calvert), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Funds and all underlying funds in which the Asset Allocation Funds invest. Calvert provides the Funds and the underlying funds with investment supervision and management and office space, furnishes executive and other personnel to the Funds and the underlying funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of December 31, 2009, Calvert was the investment advisor for 54 mutual fund portfolios and had over $14 billion in assets under management.

MORE INFORMATION ABOUT THE ADVISOR, SUBADVISORS AND PORTFOLIO MANAGERS

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Advisor and respective Subadvisor (if any) of each Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a "Portfolio Manager"). The respective Fund's SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the Fund.

CSIF Balanced Portfolio

Calvert Asset Management Company, Inc.

See "About Calvert" above.

Natalie A. Trunow handles the allocation of assets and Portfolio Managers for the Fund.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Natalie A. Trunow

Senior Vice President, Chief Investment Officer -- Equities, overseeing investment strategy and management of all Calvert balanced, equity and asset allocation portfolios.

Ms. Trunow joined Calvert as Head, Equities in August 2008. She previously served as the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

Asset and Portfolio Manager Allocations

Fixed-income Investments of CSIF Balanced Portfolio

Calvert Asset Management Company, Inc.

See "About Calvert" above.

Gregory Habeeb manages the day-to-day investment of the fixed-income investments of the Fund.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997.Mr. Habeeb has over 27 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager for fixed-income investments

Equity Investments of CSIF Balanced Portfolio

New Amsterdam Partners LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed a portion of the equity assets of the Fund since June 30, 2004.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Michelle Clayman, CFA	New Amsterdam -- Ms. Clayman founded the firm in 1986.	Portfolio Manager
Nathaniel Paull, CFA	New Amsterdam -- Senior Portfolio Manager	Portfolio Manager

Profit Investment Management (Profit), 8401 Colesville Road, Suite 320, Silver Spring, Maryland 20910, has managed a portion of the equity assets of the Fund since October 2002. Profit is a part of Calvert's Manager Discovery Program.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Eugene A. Profit	Mr. Profit has been President and CEO of Profit since 1996.	Portfolio Manager

CSIF Equity Portfolio

Atlanta Capital Management Company, LLC (Atlanta Capital), Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309, has managed the assets of the Fund since September 1998.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Richard B. England, CFA

2001-2004:  Senior Portfolio Manager, Putnam Investments

2004-Present: Managing Director-Equities and Portfolio Manager, Atlanta Capital

Member of Management Committee

Mr. England became a Portfolio Manager for this Fund in July 2006.

Lead Portfolio Manager
William R. Hackney III, CFA	Managing Partner, Chief Investment Officer and Portfolio Manager, Atlanta Capital Member of Management Committee	Portfolio Manager
Paul J. Marshall, CFA	Director of Research and Portfolio Manager, Atlanta Capital Mr. Marshall became a Portfolio Manager for this Fund in March 2009.	Portfolio Manager

Calvert Social Index Fund

World Asset Management, Inc. (World Asset), 255 E. Brown St., Birmingham, MI 48009, is the Subadvisor for Calvert Social Index Fund. World Asset is an indirect wholly-owned subsidiary of Comerica Incorporated. World Asset has been in the index business since the mid-1970s and specializes in passive portfolio management techniques. It has managed the assets of the Fund since its inception in 2000.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Kevin K. Yousif	World Asset as Portfolio Manager.	Portfolio Manager
Eric R. Lessnau	December 2008-present: World Asset as Portfolio Manager. January-December 2008: World Asset as Portfolio Analyst. 2003-January 2008: Comerica Securities as Senior Analyst.	Portfolio Manager

CSIF Enhanced Equity Portfolio

Calvert Asset Management Company, Inc.

See "About Calvert" above.

Natalie A. Trunow, Senior Vice President, Chief Investment Officer, manages the day-to-day investment of assets of the Fund.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Natalie A. Trunow

Senior Vice President, Chief Investment Officer -- Equities, overseeing investment strategy and management of all Calvert balanced, equity and asset allocation portfolios.

Ms. Trunow joined Calvert as Head, Equities in August 2008. She previously served as the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

Portfolio Manager

Calvert Large Cap Growth Fund

Bridgeway Capital Management, Inc. (Bridgeway Capital), 5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448, has managed the assets of the Fund (previously the Bridgeway Fund, Inc. Social Responsibility Portfolio) since its inception in 1994. The firm has been in business since 1993. The firm is controlled by John Montgomery and his family.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
John N.R. Montgomery	Mr. Montgomery founded Bridgeway Capital.	Portfolio Manager

Calvert Capital Accumulation Fund

New Amsterdam Partners LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed the assets of the Fund since September 2005.

Michelle Clayman and Nathaniel Paull are New Amsterdam's Portfolio Managers for Calvert Capital Accumulation Fund. Please see the information presented above with respect to New Amsterdam's management of CSIF Balanced Portfolio regarding these Portfolio Managers' business experience during the last five years and role on the management team.

CWVF International Equity Fund

Calvert Asset Management Company, Inc.

See "About Calvert" above.

Natalie A. Trunow, Senior Vice President, Chief Investment Officer, has managed an allocation of the Fund's assets since December 2009 and is Calvert's Portfolio Manager for CWVF International Equity Fund. Please see the information presented above with respect to Calvert's management of CSIF Enhanced Equity Portfolio regarding this Portfolio Manager's business experience during the last five years and role on the management team.

Thornburg Investment Management, Inc. (Thornburg), 2300 North Ridgetop Road, Santa Fe, NM 87506, has managed an allocation of the Fund's assets since December 2009. Thornburg is a Delaware corporation, which has 28 managing directors with an equity interest in the firm.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
William V. Fries, CFA	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager
Wendy Trevisani	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager
Lei "Rocky" Wang, CFA	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager

Martin Currie, Inc. (Martin Currie), 1350 Avenue of the Americas, Suite 3010, New York, NY 10019, has managed an allocation of the Fund's assets since December 2009. Martin Currie is a subsidiary of Martin Currie Investment Management Ltd, located in Edinburgh, Scotland, which was founded in 1881 and is a specialist investment management business. Martin Currie Investment Management Ltd manages US$19.1 billion in active equity portfolios for a global client base of financial institutions, charities, foundations, endowments, pension funds, family offices, government agencies and investment funds. Martin Currie Investment Management Ltd is a private company, owned and managed by its full-time employees.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
James Fairweather	1997 - present: Chief Investment Officer, Head of Global Equities, Martin Currie	Lead Portfolio Manager, Martin Currie
David Sheasby	2004 - present: Director, Portfolio Manager, Martin Currie	Portfolio Manager
Christine Montgomery	December 2009 - present: Portfolio Manager, Martin Currie 2007-2009: Investment Partner, Edinburgh Partners 2002-2006: Global equities fund manager, Franklin Templeton	Portfolio Manager

Calvert International Opportunities Fund

F&C Management Limited (F&C), Exchange House, Primrose Street, London EC2A 2NY, United Kingdom, has managed the assets of the Fund since its inception in May 2007. F&C, a corporation organized under the laws of the United Kingdom, registered with the SEC as an investment advisor in 1991. F&C is a wholly owned subsidiary of F&C Asset Management plc, which was incorporated in 1868 in London with the launch of the world's first investment trust and today manages more than $200 billion in international and global equities, fixed-income, property, socially responsible and alternative strategies.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Sophie Horsfall	2002-present: Portfolio Manager, F&C	Lead Portfolio Manager
Jeremy Tigue	2002-present: Head, F&C Global Equities Group; also Manager, Foreign & Colonial Investment Trust	Head of Global Equities
Terry Coles	September 2006-present: Fund Manager, Global Equities, F&C 2002-2006: Global Equities Fund Manager, Morgan Stanley	Alternate Portfolio Manager
Giles Money	2006-present: Fund Manager, Global Equities, F&C 2005-2006: Strategy team, F&C	Portfolio Manager

Calvert New Vision Small Cap Fund

Bridgeway Capital Management, Inc. (Bridgeway Capital), 5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448, has managed the assets of the Fund since March 9, 2007.

John N.R. Montgomery is Bridgeway Capital's Portfolio Manager for the Fund. Please see the information presented above with respect to Bridgeway Capital's management of Calvert Large Cap Growth Fund regarding Bridgeway Capital's business and organization, and regarding this Portfolio Manager's business experience during the last five years and role on the management team.

Calvert Small Cap Value Fund and Calvert Mid Cap Value Fund

Channing Capital Management, LLC (Channing), 10 South LaSalle Street, Suite 2650, Chicago, IL 60603, has managed the assets of both Funds since their inception in October 2004.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Eric T. McKissack, CFA	Portfolio Management, Channing (2003-Present)	Lead Portfolio Manager for Calvert Mid Cap Value Fund
Wendell E. Mackey, CFA	Portfolio Management, Channing (2003-Present)	Lead Portfolio Manager for Calvert Small Cap Value Fund

Calvert Global Alternative Energy Fund and Calvert Global Water Fund

KBC Asset Management International Ltd. (KBC), Joshua Dawson House, Dawson Street, Dublin 2, Ireland, has managed the assets of both Funds since inception. KBC is wholly-owned by KBC Asset Management Limited, which is a wholly-owned subsidiary of KBC Asset Management N.V. KBC's ultimate parent is the KBC Group, a major financial service group with headquarters in Brussels, Belgium.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Jens Peers	Lead Manager, KBC Financial Analyst, KBC	Portfolio Manager, Calvert Global Alternative Energy Fund and Calvert Global Water Fund
Treasa Ni Chonghaile	Equity Portfolio Management, KBC Performance & Risk Analyst, KBC	Portfolio Manager, Calvert Global Alternative Energy Fund
Colm O'Connor

Equity Portfolio Management, KBC (Jan. 2009 -- present)

Equity Analyst, Environmental Strategies, KBC (2006-2009)

Alternative Investments Analyst, KBC (2005-2006)

Performance & Risk Analyst, KBC (2004-2005)

Portfolio Manager, Calvert Global Alternative Energy Fund
Craig Bonthron

Prior to KBC, Mr. Bonthron spent 4 years at Alliance Trust; he worked in the North American equity portfolio team, covering the Capital Goods, Retail, Leisure and Media sectors.

Prior to that, he spent 2 years working in Private Client Investment Management for Gerrard Ltd.

Mr. Bonthron is the lead analyst on the Calvert Global Water Fund and acts as back up Portfolio Manager to Mr. Peers.

Calvert Large Cap Value Fund

Calvert Asset Management Company, Inc.

See "About Calvert" above. Mr. McGlynn and Ms. Bishop, the Portfolio Managers for the Fund, have managed the assets of the Fund (previously the Everest Fund of Summit Mutual Funds, Inc.) since 1999 and 2000, respectively.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
James R. McGlynn, CFA

December 12, 2008-present: Lead Portfolio Manager of Calvert's large cap value team.

1999-2008: Managing Director -- Equities, and Portfolio Manager, Summit Investment Partners, Inc.

Mr. McGlynn has 29 years of experience in the investment industry.

Portfolio Manager
Yvonne M. Bishop, CFA

December 12, 2008-present: Assistant Portfolio Manager of Calvert's large cap value team.

2000-2008: Assistant Portfolio Manager for equity accounts, Summit Investment Partners, Inc.

Ms. Bishop has 19 years of experience in the investment industry.

Assistant Portfolio Manager

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund

Calvert Asset Management Company, Inc.

See "About Calvert" above.

The Calvert Asset Allocation Committee (the "Allocation Committee") manages the Asset Allocation Funds. Natalie A. Trunow is the head of the Allocation Committee. She is Senior Vice President, Chief Investment Officer -- Equities, Calvert, and oversees investment strategy and management of all Calvert balanced, equity and asset allocation portfolios. Ms. Trunow joined Calvert as Head, Equities, in August 2008. She previously served as the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management. The Asset Allocation Funds' SAI provides additional information about Ms. Trunow's management of other accounts, compensation and ownership of securities in each Asset Allocation Fund.

Each of the Funds has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor, if any (that is not an "affiliated person" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")) without shareholder approval. See "Investment Advisor and Subadvisors" in the respective Fund's SAI for further details.

ADVISORY FEES

The table below shows the aggregate annual advisory fee paid by each Fund (other than the Asset Allocation Funds) for the most recent fiscal year as a percentage of that Fund's average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees, if any, paid directly by the Fund. (Subadvisory fees paid by Calvert to a Subadvisor are reflected in the total advisory fees paid by the Fund to Calvert.) The advisory fee does not include administrative fees.

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund do not pay advisory fees to Calvert for performing investment advisory services. Calvert, however, does receive advisory fees from managing the underlying Calvert funds, a portion of which are paid indirectly by the Asset Allocation Funds. For the most recent fiscal year, each Asset Allocation Fund paid an administrative fee of 0.15% of the Fund's average daily net assets to Calvert Administrative Services Company, an affiliate of the Advisor.

Fund	Advisory Fee
CSIF Balanced Portfolio	0.425%
CSIF Equity Portfolio	0.50%
Calvert Social Index Fund	0.225%
CSIF Enhanced Equity Portfolio	0.50%[1]
Calvert Large Cap Growth Fund	0.47% [2]
Calvert Capital Accumulation Fund	0.65%
CWVF International Equity Fund	0.74%[3]
Calvert International Opportunities Fund	0.80%
Calvert New Vision Small Cap Fund	0.75%
Calvert Small Cap Value Fund	0.75%
Calvert Mid Cap Value Fund	0.65%
Calvert Global Alternative Energy Fund	1.00%
Calvert Global Water Fund	1.00%
Calvert Large Cap Value Fund	0.65%

1 Contractual advisory fee is 0.60%; the Advisor voluntarily waived 0.10% in advisory fees. The Fund was subadvised by SSgA Funds Management, Inc. from its April 1998 inception through June 1, 2009 and has been managed by Calvert since June 2, 2009.

2 This includes a 0.25% advisory fee and a 0.45% subadvisory fee the Fund paid directly to the Subadvisor. The subadvisory fee is 0.45% on the first $1 billion of the Fund's average daily net assets and 0.425% on the Fund's average daily net assets in excess of $1 billion. The Subadvisor may earn (or have its base fee reduced by) a performance fee adjustment ("Performance Fee"), which shall vary with the Fund's performance over a "performance period" as compared to a "benchmark index" and will range from a minimum of -0.25% to a maximum of +0.25% based on the extent to which performance of the Fund's Class I shares exceeds or trails the S&P 500 Index. The performance rate adjustment is 5.00% times the difference between the performance of the Fund and that of the benchmark index, except that there is no performance adjustment if the difference between the Fund performance and the benchmark index performance is less than or equal to 2%. The performance period is the most recent one-year period ending on the last day of the previous month that the NYSE was open for trading. For purposes of calculating the base fee, net assets are averaged over the most recent month of the rolling one-year period. For purposes of calculating the Performance Fee, net assets are averaged over the rolling one-year performance period. The subadvisory fee was subject to a negative 0.23% performance fee adjustment for the most recent fiscal year.

3 The contractual advisory fee is 0.75% on the first $250 million, 0.725% on the next $250 million and 0.675% over $500 million; the Advisor waived 0.01% in advisory fees.

A discussion regarding the basis for the approval by the Funds' Board of Trustees/Directors of the investment advisory agreement and any applicable subadvisory agreement with respect to each Fund is available in the most recent Semi-Annual Report of the respective Fund covering the fiscal period that ends on March 31 each year.

CONSULTING FEES

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Ibbotson Associates, a wholly-owned subsidiary of Morningstar, Inc., serves as an asset allocation consultant and provides guidance on maintaining an optimal allocation strategy for the Asset Allocation Funds. Ibbotson reviews portfolio allocations on a quarterly basis and reports results and recommendations to the Calvert Asset Allocation Committee. Each Asset Allocation Fund pays Ibbotson an annual fee of 0.05% of the Fund's average daily net assets as compensation for such consulting services. Ibbotson Associates is located at 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601.

SHAREHOLDER INFORMATION

For more information on buying and selling shares, please contact your financial professional or Calvert's client services department at 800-368-2748.

HOW TO BUY SHARES

Getting Started -- Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund.

             First, decide which fund or funds best suits your needs and your goals.

             Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, and several other types of accounts. Minimum investments are lower for the retirement plans.

             Then, decide which Class of shares is best for you. You should make this decision carefully, based on:

    the amount you wish to invest;
    the length of time you plan to keep the investment;
    the Class expenses; and
    whether you qualify for any reduction or waiver of sales charges.

Each investor's financial considerations are different. You should consult with your financial intermediary to discuss which Class of shares is best for you.

Choosing a Share Class

IMPORTANT NOTICE REGARDING CLASS B SHARES

Effective as of the close of business (4 p.m. ET) on February 26, 2010 (the "Close Time"), Class B shares of the CSIF Balanced Portfolio, CSIF Equity Portfolio, Calvert Social Index Fund, CSIF Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, CWVF International Equity Fund and Calvert New Vision Small Cap Fund will no longer be offered for purchase, except through reinvestment of dividends and/or distributions and through exchanges, as described below. Shareholders and investors participating in automatic investment plans or 401(k) plans should consult their financial advisors or plan sponsors, as applicable, prior to the Close Time to make appropriate adjustments to any automatic investment plan or 401(k) plan arrangements in effect with respect to Class B shares of a Fund.

After the Close Time:

Initial or additional purchase requests for a Fund's Class B shares received after the Close Time will be rejected, unless they relate to reinvestment of dividends and/or capital gain distributions by existing Class B shareholders, or exchanges from existing accounts in Class B shares of other Funds. Shareholders who invest in Class B shares of a Fund prior to the Close Time may continue to hold their shares until they automatically convert to Class A shares under the existing conversion schedule with respect to Class B shares. Shareholders may redeem their Class B shares; please note: payment of a contingent deferred sales charge may be required upon redemption of your Class B shares. Class B shareholders may continue to reinvest dividends and/or capital gain distributions into their Class B accounts. Class B shareholders of a Fund may also continue to exchange their shares for Class B shares of other Funds. Shareholders with automatic investment plans into Class B shares of a Fund will no longer be able to make automatic investments into Class B shares. Investors also will no longer be able to invest in Class B shares of a Fund through 401(k) plans. Because the assets attributable to Class B shares of a Fund will decrease over time as a result of the closing of Class B, Calvert has voluntarily agreed to limit total net expenses for Class B of each Fund to the net Class B expense rate of the respective Fund in effect as of February 28, 2010, exclusive of Acquired Funds Fees and Expenses, performance fee adjustments and/or voluntary reimbursements, if applicable, until all of the Class B shares of the Fund automatically convert to Class A or are redeemed and/or exchanged for shares of other Funds. For Class B shares of a Fund outstanding as of the Close Time, all other features of Class B shares, including contingent deferred sales charge schedules, Rule 12b-1 distribution and service fees, and conversion features, will remain unchanged and will continue in effect after the Close Time.

The following chart lists the different Classes of shares offered by each Fund and the Classes offered by the Fund in this prospectus. Class I ($1 million minimum) for certain Funds is offered in a separate prospectus. Calvert Distributors, Inc. ("CDI") is the Funds' distributor.
Fund	Classes Offered by Fund	Classes of Fund Offered in this Prospectus
CSIF Equity Portfolio Calvert Large Cap Growth Fund CWVF International Equity Fund	Five classes (Class A, B, C, I and Y)	Class A, B, C and Y
CSIF Balanced Portfolio CSIF Enhanced Equity Portfolio Calvert Social Index Fund Calvert New Vision Small Cap Fund Calvert Capital Accumulation Fund	Four classes (Class A, B, C and I)	Class A, B and C
Calvert International Opportunities Fund	Four classes (Class A, C, I and Y)	Class A, C and Y
Calvert Small Cap Value Fund Calvert Mid Cap Value Fund Calvert Global Alternative Energy Fund Calvert Moderate Allocation Fund Calvert Aggressive Allocation Fund	Three classes (Class A, C and I)	Class A and C
Calvert Global Water Fund Calvert Large Cap Value Fund	Three classes (Class A, C and Y)	Class A, C and Y
Calvert Conservative Allocation Fund	Two classes (Class A and C)	Class A and C

This chart shows the difference in the Classes and the general types of investors who may be interested in each Class. The sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations.
Class A Shares: Front-End Sales Charge
Investor Type	For all investors, particularly those investing $50,000 or more (which qualifies for a reduced sales charge), or who plan to hold the shares for a substantial period of time.
Initial Sales Charge

Sales charge on each purchase of 4.75% or less, depending on the amount you invest. Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares sold (redeemed) within one year of purchase. See "Contingent Deferred Sales Charge" below in this chart.

Contingent Deferred Sales Charge	None (except that an 0.80% contingent deferred sales charge may apply to certain redemptions for accounts with $1 million or more for which no sales charge was paid).
Distribution and/or Service Fees	Class A shares have an annual 12b-1 fee of up to 0.50%.
Other	Class A shares have lower annual expenses than Class B and C due to a lower 12b-1 fee.
Class B Shares: Deferred Sales Charge for Six Years
Investor Type	For investors who prefer not to pay a front-end sales charge and who plan to hold the shares until the contingent deferred sales charge no longer applies.
Initial Sales Charge	None
Contingent Deferred Sales Charge	If you sell your shares within 6 years, you will pay a deferred sales charge of 5.00% or less on shares you sell.
Distribution and/or Service Fees	Class B shares have an annual 12b-1 fee of 1.00%.
Other	The expenses of this class are higher than Class A because of the higher 12b-1 fee. Your shares will automatically convert to Class A shares after 8 years, reducing your future annual expenses.
Class C Shares: Deferred Sales Charge for One Year
Investor Type	For investors who prefer not to pay a front-end sales charge and/or who are unsure of the length of their investment.
Initial Sales Charge	None
Contingent Deferred Sales Charge	If you sell shares within 1 year, then you will pay a deferred sales charge of 1.00% at that time.
Distribution and/or Service Fees	Class C shares have an annual 12b-1 fee of 1.00%.
Other	The expenses of this Class are higher than Class A because of the higher 12b-1 fee. There is no conversion to Class A.
Class Y Shares: No Sales Charge
Investor Type

Generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CDI, the Funds' distributor, to offer Class Y shares to their clients.

Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Service Fees	Class Y shares have no 12b-1 fee.
Other	Class Y shares have lower annual expenses than Class A, B and C because Class Y has no 12b-1 fee.

Once the total balance of your existing Class B holdings of Calvert Funds reaches or exceeds $100,000, you should make future investments in Class A or Class C shares, rather than Class B; at that time you will qualify for Class A sales load breakpoints/discount.

When the total balance of your existing Class C holdings of Calvert Funds reaches or exceeds $500,000, you should make future investments in Class A shares since you will qualify to purchase Class A shares at a reduced sales load.

Class A

(All Funds)

If you choose Class A, you will pay a front-end sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 but less than $100,000 in CSIF Balanced Portfolio, or if your cumulative purchases or the value in your account is more than $50,000 but less than $100,000,* then the sales charge is reduced to 3.75%. There is no initial sales charge on shares acquired through reinvestment of dividends or capital gain distributions.
Your investment in Class A shares	Sales Charge % of offering price	% of Amt. Invested
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	3.75%	3.90%
$100,000 but less than $250,000	2.75%	2.83%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None**	None**

* This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the current value of shares you have previously purchased in Calvert Funds that impose sales charges.

** Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder's fee has been paid by CDI are subject to a one-year CDSC of 0.80%. See "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges" in this Prospectus.

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers. See "Reduced Sales Charges" in this Prospectus.

Class B

(CSIF Balanced Portfolio, CSIF Equity Portfolio,* Calvert Social Index Fund, CSIF Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, CWVF International Equity Fund and Calvert New Vision Small Cap Fund)

If you choose Class B, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first 6 years, you will have to pay a "contingent deferred" sales charge ("CDSC"). This means that you do not have to pay the sales charge unless you sell your shares within the first 6 years after purchase. Keep in mind that the longer you hold Class B shares, the less you will have to pay in deferred sales charges. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.
Time Since Purchase	CDSC
1st year	5%
2nd year	4%
3rd year	4%
4th year	3%
5th year	2%
6th year	1%
After 6 years	None

* The following schedule applies to Class B shareholders of CSIF Equity Portfolio who acquired their shares pursuant to the reorganization of the Delaware Social Awareness Fund: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges

The CDSC will not be charged on shares you received as dividends or from capital gains distributions.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. For example, if you invested $5,000 in CSIF Equity Portfolio Class B shares three years ago, and your investment is now worth $5,750, the CDSC will be calculated by taking the lesser of the two values ($5,000), and multiplying it by 4%, for a CDSC of $200. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

  Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.
  Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
  The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code of 1986, as amended ("Code").
  Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees/Directors.
  A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance, but no sooner than nine months from purchase date or within 30 days of a redemption. This systematic withdrawal plan requires a minimum account balance of $50,000 to be established.
  If the selling broker/dealer has an agreement with CDI, the Funds' distributor, to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. (For more information on the agreement, see "Service Fees and Arrangements with Broker/Dealers" below.) Ask your broker/dealer if this waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

Class B shares may not always present the most cost efficient option to shareholders in comparison with Class A shares. Consider the classes of shares carefully to determine which Class is most suitable for you.

Class C

(All Funds)

If you choose Class C, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you prefer not to pay a front-end sales charge and/or are unsure of the length of your investment. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.

The CDSC on Class C Shares will be waived if the shares were sold by a broker/dealer that has an agreement with CDI to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. For more information on the agreement, see "Service Fees and Arrangements with Broker/Dealers," below. Ask your broker/dealer if this CDSC waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

Class Y

(CSIF Equity Portfolio, Calvert Large Cap Growth Fund, CWVF International Equity Fund, Calvert International Opportunities Fund, Calvert Global Water Fund and Calvert Large Cap Value Fund)

Class Y shares are sold without any initial sales load or CDSC.

Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CDI to offer Class Y shares to their clients.

Reduced Sales Charges

You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Information regarding sales load breakpoints/discounts is also available on Calvert's website at www.calvert.com.

Rights of Accumulation can be applied to several accounts

In determining the applicable Class A sales load breakpoints/discount, you may take into account the current value of your existing holdings of any class of Calvert's non-money market funds, including shares held by your family group or other qualified group* and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

______________________________________

* A "family group" includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A "qualified group" is one which:

1. has been in existence for more than six months, and

2. has a purpose other than acquiring shares at a discount, and

3. satisfies uniform criteria which enable CDI and broker/dealers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or broker/dealers distributing shares, and must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or broker/dealers.

Statement of Intention

You may reduce your Class A sales charge by establishing a statement of intention ("Statement"). A Statement allows you to combine all Calvert Funds (excluding money market funds) purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge.

A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. The Transfer Agent will hold in escrow Fund shares (computed to the nearest full share) equal to 5% of the dollar amount specified in the Statement. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

If the total minimum investment specified under the Statement is completed within a 13-month period, escrowed shares will be promptly released to you. However, shares acquired during the 13-month period but sold prior to the completion of the investment commitment will not be included for purposes of determining whether the investment commitment has been satisfied.

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchase amount, CDI will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after this adjustment will be released and, upon request, remitted to you.

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Code. There is no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase:

(i) Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or

(ii) the cost or current value of shares a 401(k) plan has in Calvert Funds (except money market funds) is at least $1 million.

Neither the Funds, nor CDI, nor any affiliate of CDI will reimburse a plan or participant for any sales charges paid prior to receipt and confirmation by CDI of such required written communication. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

College Savings Plans under Section 529

There is no sales charge on shares purchased for the D.C. College Savings Plan if, at the time of purchase, the owner of the savings plan account is:

(i) a District of Columbia resident, or

(ii) a participant in payroll deduction to the D.C. College Savings Plan of a business with at least 300 employees.

Other Circumstances

There is no sales charge on shares of any Calvert Fund sold to or constituting the following:

  current or retired Directors, Trustees, or Officers of the Calvert Funds or Calvert and its affiliates; employees of Calvert and its affiliates; or their family members (see definition of "family group" under "Reduced Sales Charges," above);
  directors, officers, and employees of any subadvisor for the Calvert Family of Funds, employees of broker/dealers distributing the Fund's shares and family members of the subadvisor, or broker/dealer;
  purchases made through a registered investment advisor;
  trust departments of banks or savings institutions for trust clients of such bank or institution, and purchases through a broker/dealer maintaining an omnibus account with a Fund, provided the purchases are made by:

(a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services;

(b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker/dealer or agent; or

(c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the Code, and "rabbi trusts."

Established Accounts

You may purchase shares of CSIF Balanced Portfolio at net asset value if your account was established on or before July 17, 1986.

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from a Calvert Fund automatically invested in another Calvert Fund account with no additional sales charge.

Purchases made at Net Asset Value ("NAV")

Except for money market funds, if you make a purchase at NAV, you may exchange shares in that amount to another Calvert Fund without incurring a sales charge.

Reinstatement Privilege (Class A and Class B)

Subject to the Funds' market timing policy, if you redeem Class A shares and then within 90 days decide to reinvest in any Calvert Fund, you may reinvest in Class A of the Fund at the NAV next computed after the reinvestment order is received, without a sales charge. Within 90 days after redemption of Class B shares, you may reinvest in Class A of the Fund at NAV, if a CDSC was paid. In order to take advantage of this privilege, you must notify the Fund or broker/dealer at the time of the repurchase. Each Fund reserves the right to modify or eliminate this privilege.

Distribution and Service Fees

Each Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares (except with respect to Class Y, which has no Rule 12b-1 plan). The distribution plan also allows each Fund to pay service fees to persons (such as your financial professional) for services provided to shareholders. See "Method of Distribution" in the respective Fund's SAI for further discussion of these services. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see "Service Fees and Arrangements with Broker/Dealers" in this Prospectus for more service fee and other information regarding arrangements with broker/dealers.

The following table shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year unless otherwise indicated. Fees payable under the distribution plan may be increased to the maximum amount only after approval by the Fund's Board of Trustees/Directors. The fees are based on average daily net assets by Class.

Maximum Payable under Plan/Amount Actually Paid
	Class A	Class B	Class C
CSIF Balanced Portfolio	0.35%/0.23%	1.00%/1.00%*	1.00%/1.00%*
CSIF Equity Portfolio	0.35%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Social Index Fund	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
CSIF Enhanced Equity Portfolio	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Large Cap Growth Fund	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Capital Accumulation Fund	0.35%/0.35%	1.00%/1.00%*	1.00%/1.00%*
CWVF International Equity Fund	0.35%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert International Opportunities Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert New Vision Small Cap Fund	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Small Cap Value Fund	0.35%/0.25%	N/A	1.00%/1.00%*
Calvert Mid Cap Value Fund	0.35%/0.25%	N/A	1.00%/1.00%*
Calvert Global Alternative Energy Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert Global Water Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert Large Cap Value Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert Conservative Allocation Fund	0.35%/0.25%	N/A	1.00%/1.00%*
Calvert Moderate Allocation Fund	0.35%/0.25%	N/A	1.00%/1.00%*
Calvert Aggressive Allocation Fund	0.35%/0.25%	N/A	1.00%/1.00%*

* For Classes B and C, 0.75% of the Fund's average daily net assets is paid for distribution services and 0.25% is paid for shareholder services.

Service Fees and Arrangements with Broker/Dealers

CDI, each Fund's distributor, pays broker/dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of amount invested for Class B and C), when you purchase shares of non-money market funds (except with respect to Class Y). CDI also pays broker/dealers an ongoing service fee (except with respect to Class Y) while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The following table shows the maximum commissions and service fees paid by CDI to broker/dealers, which differ depending on the Class.

Maximum Commission/Service Fees
	Class A*	Class B**	Class C***
CSIF Balanced Portfolio	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
CSIF Equity Portfolio	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Social Index Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
CSIF Enhanced Equity Portfolio	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Large Cap Growth Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Capital Accumulation Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
CWVF International Equity Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert International Opportunities Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert New Vision Small Cap Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Small Cap Value Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Mid Cap Value Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Global Alternative Energy Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Global Water Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Large Cap Value Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Conservative Allocation Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Moderate Allocation Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Aggressive Allocation Fund	4.00%/0.25%	N/A	1.00%/1.00%

* Class A service fees begin to accrue in the first month after purchase.

** Class B service fee begins to accrue in the 13th month after purchase.

*** Class C pays broker/dealers a service fee of 0.25% and additional compensation of 0.75% for a total annual percentage rate of 1%. These fees begin to accrue in the 13th month after purchase.

If the selling broker/dealer has an agreement with CDI to sell Class B and Class C shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares, CDI does not pay the selling broker/dealer a commission but does pay the selling broker/dealer a service fee and additional compensation totaling 1.00%, which may begin in the first month, rather than in the 13th month after purchase.

During special sales promotions, CDI may reallow to broker/dealers the full Class A front-end sales charge. CDI may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of a Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker/dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale and distribution of the securities or for services to a Fund. These amounts may be significant.

Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI may pay broker/dealers a finder's fee on Class A shares purchased at NAV in accounts with $1 million or more. Where paid, the finder's fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% over $2 million up to $3 million, 0.40% over $3 million up to $50 million, 0.20% over $50 million up to $100 million, and 0.12% over $100 million. If a finder's fee is paid, and some or all of the purchase is exchanged into another Calvert Fund with a lower finder's fee within one year, then CDI may recoup the difference in the finder's fee from the broker/dealer. Purchases of shares at NAV for accounts on which a finder's fee has been paid are subject to a one-year CDSC of 0.80%. All payments will be in compliance with the rules of the Financial Industry Regulatory Authority.

How to Open an Account (Class A, B and C Shares)

Complete and sign an application for each new account (the application is available at www.calvert.com or by calling 800-368-2748). When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or Calvert's client services department at 800-368-2748.

Please see the respective Fund Summary above with respect to the minimum investment amount to open an account and the minimum amount for additional investments. The Funds may charge a $2 service fee on additional purchases of less than $250. A Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap fee programs that charge an asset-based fee, and in other cases, at the Fund's discretion.

For purchases, please make your check payable to the Fund in U.S. dollars and send it along with your application to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544, or if you use registered, certified or overnight mail, to: Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807.

How to Open an Account (Class Y Shares)

Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CDI, the Funds' distributor, to offer Class Y shares to their clients. A financial intermediary includes a broker, dealer, bank (including a bank trust department), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company and any other institution having a selling or administration agreement with CDI.

The use of Class Y shares by a financial intermediary will depend on, among other things, the structure of the particular fee-based program. CDI will make, in its sole discretion, all determinations as to eligibility to purchase Class Y shares of a Fund.

Please see the respective Fund Summary with respect to the minimum investment amount to open an account and the minimum amount for additional investments. The Funds may charge a $2 service fee on additional purchases of less than $250. All Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation ("NSCC"), in U.S. dollars. For additional information and wire instructions, call Calvert at 800-368-2746.

Subsequent Investments (Class A, B and C Shares)

To make an investment after you open an account, include your investment slip and send your request to: Calvert, P.O. Box 219739, Kansas City, MO 64121-9739, or if you use registered, certified or overnight mail, to: Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807.

Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange ("NYSE") is open and the Fund is open but check purchases and electronic funds transfers (i.e., bank wires and ACH funds transfers) cannot be received because the banks and post offices are closed.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, each Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Through your Broker/Dealer

Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. ET) on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

HOW SHARES ARE PRICED

The price of shares is based on each Fund's NAV. The NAV is computed by adding the value of a Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the oversight of the Board of Trustees/Directors and pursuant to a Fund's valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security.

Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees/Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to a Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors may change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

For assistance in making fair value determinations, the Boards of Directors of CWVF International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund and Calvert Global Water Fund have retained a third-party fair value pricing service, pursuant to the respective Fund's valuation procedures and under the ultimate supervision of the Board, to quantitatively value holdings of the Fund that trade on foreign exchanges. From time to time, market moves in the U.S. subsequent to the close of those local markets but prior to the Fund's official pricing time of 4 p.m. Eastern Time may cause those local market prices to not be representative of what a reasonable investor would pay for those securities. In the event of such market movements in excess of previously established and Board-approved thresholds, the Fund's service providers quantitatively estimate the fair value of each affected security. The values are calculated using the service provider's proprietary models based upon the actual market close and trailing data from various benchmarks, futures and currencies. Factors that may influence the results of this process include changes in U.S. market index values, price movements in futures contracts based on foreign markets that trade in the U.S., and changes in industry or economic sector indices.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below.

All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert's office in Bethesda, Maryland, will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See "Request in Good Order" below.

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in "good order." This means that your request must include:

  The Fund name and account number.
  The amount of the transaction (in dollars or shares).
  Signatures of all owners exactly as registered on the account (for mail requests).
  Signature guarantees (if required).*
  Any supporting legal documentation that may be required.
  Any outstanding certificates representing shares to be redeemed.

* For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day's closing NAV; otherwise you will receive the next business day's NAV.

Purchase and Redemption of Shares through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund's behalf. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, receives the order in good order. The customer orders will be priced at the Fund's NAV next computed after they are received by an authorized broker/dealer or the broker/dealer's authorized designee.

HOW TO SELL SHARES

You may redeem all or a portion of the shares from your account by telephone or mail on any day your Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a statement of intention. When you purchase by check or with ACH funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and/or redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.

Each Fund reserves the right to suspend or postpone redemptions during any period when:

(a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings;

(b) the SEC has granted an order to the Fund permitting such suspension; or

(c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or made by electronic funds transfer because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone (Class A, B and C Shares) - call 800-368-2745

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred to a bank you have previously authorized. A $5 charge may be imposed on wire transfers of less than $1,000.

Written Requests (Class A, B and C Shares)

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544.

Your letter should include your account number, name of the Fund and Class, and the number of shares or the dollar amount you are redeeming, and how you want the money sent to you. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Systematic Check Redemptions (Class A, B and C Shares)

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the CDSC.

Corporations and Associations (Class A, B and C Shares)

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts (Class A, B and C Shares)

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days).

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Redemption Fee

In its effort to detect and prevent market timing, each Fund charges a 2% redemption fee on redemptions, including exchanges, within 30 days of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under "Other Calvert Features/Policies -- Market Timing Policy" below. In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

For those shares to which the Fund's redemption fee policy is applicable, the redemption fee will only be waived in the following circumstances:

  Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.
  Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
  The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Code.
  Involuntary redemptions of accounts under procedures set forth by a Fund's Board of Trustees/Directors.
  Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.
  Redemption of shares purchased with reinvested dividends or capital gain distributions.
  Shares transferred from one retirement plan to another in the same Fund.
  Shares redeemed as part of a retirement plan termination or restructuring.
  Redemption of shares of a Fund held as a "qualified default investment alternative" in a retirement plan account in accordance with the requirements of Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations promulgated under that Act (CSIF Balanced Portfolio, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund only).
  Redemption of shares of a Fund held as a default investment option in a retirement plan.
  Exchange or redemption transactions by an account that a Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that does not have the systematic capability of assessing the redemption fee at the individual or participant account level. For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund's Transfer Agent.

In order to determine your eligibility for a redemption fee waiver, it may be necessary to notify your broker/dealer or the Fund of the qualifying circumstances and to provide any applicable supporting documentation.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts. There are no assurances that intermediaries will properly assess the fee.

OTHER CALVERT FEATURES / POLICIES

Website (Class A, B and C Shares)

For 24 hour performance and account information visit www.calvert.com.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of logging on to www.calvert.com.

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services (Class A, B and C Shares)

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, the Funds require a signature guarantee to verify your signature. You may obtain a signature guarantee from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

ACH Funds Transfer (Class A, B and C Shares)

You may purchase or sell shares by ACH funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before any subsequent redemption requests for those shares are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. ACH funds transfer transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions (Class A, B and C Shares)

You may purchase, redeem, or exchange shares, or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that include common stock funds, tax-exempt and corporate bond funds, and money market funds; call your broker/dealer or Calvert representative for more information. We make it easy for you to purchase shares in other Calvert Funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

For Class A, B and C shares, complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). You may then give exchange instructions by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert Fund, and the exchange must satisfy the minimum investment amount for that Calvert Fund. You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (i.e., Columbus Day and Veterans Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, each Fund's Board of Trustees/Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Fund, which may require you to pay a redemption fee, as described under "How to Sell Shares - Redemption Fee" in this Prospectus. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor and Subadvisor(s) to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of any Fund through a service provider, such as a broker/dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Trustees/Directors. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. As a result, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund's Board of Trustees/Directors. The Board of Trustees/Directors of each Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of any Fund through an omnibus account if the service provider's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund's Board of Trustees/Directors. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

As stated under "How to Sell Shares" in this Prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account:

(i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level, or

(ii) as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee.

If a significant percentage of a Fund's shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.

Each Fund and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CDI also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice) or withdraw all or any part of the offering made by this Prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund prospectuses and annual and semi-annual reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call Calvert client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance / Low Balance Fee

Please maintain a balance in each of your Fund accounts of at least $1,000 per class (Calvert Large Cap Growth Fund) or $5,000 per class for regular accounts/$1,000 per class for IRA accounts (CSIF Enhanced Equity Portfolio and Calvert Social Index Fund). If the balance in your account falls below the minimum during a month, a low balance fee may be charged to your account ($15/year per class for CSIF Enhanced Equity Portfolio, Calvert Large Cap Growth Fund and Calvert Social Index Fund).

If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.
CSIF Balanced Portfolio	Paid quarterly
Calvert Conservative Allocation Fund	Paid quarterly
Calvert Moderate Allocation Fund	Paid quarterly
Calvert Aggressive Allocation Fund	Paid quarterly

CSIF Equity Portfolio	Paid annually
Calvert Social Index Fund	Paid annually
CSIF Enhanced Equity Portfolio	Paid annually
Calvert Large Cap Growth Fund	Paid annually
Calvert Capital Accumulation Fund	Paid annually
CWVF International Equity Fund	Paid annually
Calvert International Opportunities Fund	Paid annually
Calvert New Vision Small Cap Fund	Paid annually
Calvert Small Cap Value Fund	Paid annually
Calvert Mid Cap Value Fund	Paid annually
Calvert Global Alternative Energy Fund	Paid annually
Calvert Global Water Fund	Paid annually
Calvert Large Cap Value Fund	Paid annually

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by electronic funds transfer). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. For CSIF Balanced Portfolio, you will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes. If you invest in an international or global Fund (CWVF International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund or Calvert Global Water Fund), you may receive additional information regarding foreign source income and foreign taxes to assist in your calculation of foreign tax credits.

Some of the dividends may be identified as qualified dividend income and be eligible for the reduced federal tax rate if the individual investor meets the holding period requirement. Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

DESCRIPTION OF UNDERLYING FUNDS

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Each Asset Allocation Fund seeks to achieve its investment objective by investing primarily in shares of other underlying Calvert funds. The investment performance and risks of the Asset Allocation Funds are therefore directly related to the investment performance and risks of the underlying Calvert funds. The respective Fund Summaries for the Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund in this Prospectus specify the underlying Calvert funds in which each Asset Allocation Fund may invest. Calvert is the investment advisor for all of the underlying funds.

Underlying Calvert Equity Funds

All underlying Calvert equity funds are offered in this Prospectus. The investment objective, principal investment strategies and principal risks of the underlying Calvert equity funds are described in the respective Fund Summaries in this Prospectus. For additional information on the underlying equity funds' investment strategies and risks, see "More Information on Investment Strategies and Risks" in this Prospectus. Additional investment practices are described in the SAI of each of the underlying Calvert equity funds.

Underlying Calvert Fixed-Income and Money Market Funds

Two additional underlying Calvert funds (Calvert Social Investment Fund Bond Portfolio and Calvert Social Investment Fund Money Market Portfolio) are offered in a separate Calvert prospectus. The investment objectives, principal investment strategies and principal risks of these two underlying funds are described below. This description is not an offer of these underlying funds' shares. For additional information on the investment strategies and risks of these two underlying funds, please see Calvert's fixed-income prospectus dated January 31, 2010 (Class A, B, C, O and Y). Additional investment practices are described in the Calvert Social Investment Fund SAI dated January 31, 2010 that includes these two underlying funds. The prospectus and SAI for Calvert Social Investment Fund Bond Portfolio and Calvert Social Investment Fund Money Market Portfolio are available on Calvert's website at www.calvert.com.

Calvert Fixed-Income Fund

Calvert Social Investment Fund Bond Portfolio

Investment Objective

The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment criteria, including financial, sustainability and social responsibility factors.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. At least 65% of the Fund's net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may decline.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk.  Unrated securities may be less liquid than rated securities determined to be of comparable quality.  When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Collateralized Mortgage Obligation ("CMO") Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Calvert Money Market Fund

Calvert Social Investment Fund Money Market Portfolio

Investment Objective

The Fund seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments meeting the Fund's investment criteria, including financial, sustainability and social responsibility factors.

Principal Investment Strategies

The Fund invests in high quality money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations, and repurchase agreements. All investments must comply with the SEC's money market fund requirements per Rule 2a-7 of the Investment Company Act of 1940.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the Fund because it invests primarily in securities that are considered to be of high quality. The Fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING BY THE UNDERLYING FUNDS

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Underlying Calvert Equity Funds

Please see "About Sustainable and Socially Responsible Investing" in this Prospectus with respect to the investment selection process and the sustainable and socially responsible investment criteria of the underlying Calvert equity funds.

Underlying Calvert Fixed-Income and Money Market Funds

The following describes the investment selection process and the sustainable and socially responsible investment criteria of the underlying Calvert fixed-income and money market funds.

CALVERT SIGNATURE STRATEGIESTM
(CSIF Bond Portfolio and CSIF Money Market Portfolio)

Investment Selection Process

In seeking a Fund's investment objective, Investments are first selected for financial soundness and then evaluated according to that Fund's sustainable and socially responsible investment criteria. Only companies that meet all of the Fund's environment, social, and governance ("ESG") criteria are eligible for investment. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for a Fund must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed-income securities for Calvert's sustainable and socially responsible funds may be made prior to the application of the sustainability and social responsibility analysis, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund's sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund's sustainable and socially responsible investment criteria, the security will be sold per Calvert's procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund's sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

Although each Fund's sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert believes there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment objective and its sustainable and socially responsible investment criteria.

CSIF Bond Portfolio may invest in ETFs for the limited purpose of managing the Fund's cash position consistent with the Fund's applicable benchmark. The ETFs in which the Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund's sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund's applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Sustainable and Socially Responsible Investment Criteria

Each Fund seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.

Each Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert, drawing on the Fund's longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Trustees without shareholder approval.

CSIF Bond Portfolio and CSIF Money Market Portfolio

The Funds seek to invest in companies that:

  Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.
  Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization ("ILO") core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.
  Observe appropriate international human rights standards in operations in all countries.
  Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.
  Produce or market products and services that are safe and enhance the health or quality of life of consumers.
  Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.
  Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Funds seek to avoid investing in companies that:

  Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.
  Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.
  Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.
  Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.
  Demonstrate poor corporate governance or engage in harmful or unethical business practices.
  Manufacture tobacco products.
  Are significantly involved in the manufacture of alcoholic beverages.
  Have direct involvement in gambling operations.
  Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.
  Manufacture or sell firearms and/or ammunition.
  Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.
  Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples' rights, the interests of organic farmers and the interests of developing countries generally.

With respect to U.S. government securities, the CSIF Portfolios invest primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. government whose purposes further, or are compatible with, the Fund's sustainable and socially responsible investment criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. government, such as Treasury securities.

Shareholder Advocacy and Corporate Responsibility

As each Fund's Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert's activities may include but are not limited to:

Dialogue with companies
Calvert regularly initiates dialogue with company management as part of its sustainability research process. After a Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

SPECIAL INVESTMENT PROGRAMS

(Calvert Signature StrategiesTM)

As part of Calvert's and Fund shareholders' ongoing commitment to providing and fostering innovative initiatives, CSIF Bond Portfolio may invest a small percentage of its assets through a special investment program that is a non-principal investment strategy pioneered by Calvert -- High Social Impact Investments.

High Social Impact Investments

(CSIF Bond Portfolio)

High Social Impact Investments is a program that targets up to 1% of the Fund's assets. High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Fund's sustainable and socially responsible investment criteria.

These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Fund believes that these investments have a significant sustainability and social responsibility return through their impact in our local communities.

The Fund's High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund's Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund's Board and under the ultimate supervision of the Board. See "How Shares Are Priced" in the Fund's Prospectus. The Fund's High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order, the Fund may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Fund and Calvert Group, Ltd., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Funds' fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund's financial statements, which were audited by KPMG LLP. Their report, along with a Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

CSIF Balanced Portfolio Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2009	2008	2007
Net asset value, beginning	$25.03	$31.37	$29.46
Income from investment operations
Net investment income	.40	.57	.60
Net realized and unrealized gain (loss)	(1.03)	(4.72)	1.88
Total from investment operations	(.63)	(4.15)	2.48
Distributions from
Net investment income	(.38)	(.56)	(.57)
Net realized gain	***	(1.63)	--
Total distributions	(.38)	(2.19)	(.57)
Total increase (decrease) in net asset value	(1.01)	(6.34)	1.91
Net asset value, ending	$24.02	$25.03	$31.37

Total return*	(2.29%)	(14.13%)	8.47%
Ratios to average net assets:A
Net investment income	1.87%	2.03%	1.94%
Total expenses	1.28%	1.21%	1.20%
Expenses before offsets	1.28%	1.21%	1.20%
Net expenses	1.28%	1.20%	1.19%
Portfolio turnover	57%	77%	81%
Net assets, ending (in thousands)	$404,542	$434,069	$542,659

		Years Ended
		September 30,	September 30,
Class A Shares		2006 (z)	2005
Net asset value, beginning		$28.25	$26.13
Income from investment operations
Net investment income		.55	.44
Net realized and unrealized gain (loss)		1.12	2.08
Total from investment operations		1.67	2.52
Distributions from
Net investment income		(.46)	(.40)
Total distributions		(.46)	(.40)
Total increase (decrease) in net asset value		1.21	2.12
Net asset value, ending		$29.46	$28.25

Total return*		5.94%	9.68%
Ratios to average net assets:A
Net investment income		1.90%	1.59%
Total expenses		1.21%	1.22%
Expenses before offsets		1.21%	1.22%
Net expenses		1.20%	1.21%
Portfolio turnover		73%	83%
Net assets, ending (in thousands)		$525,740	$517,840

See notes to financial highlights.

CSIF Balanced Portfolio Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2009	2008	2007
Net asset value, beginning	$24.84	$31.13	$29.24
Income from investment operations
Net investment income	.13	.28	.28
Net realized and unrealized gain (loss)	(.99)	(4.66)	1.89
Total from investment operations	(.86)	(4.38)	2.17
Distributions from
Net investment income	(.15)	(.28)	(.28)
Net realized gain	***	(1.63)	--
Total distributions	(.15)	(1.91)	(.28)
Total increase (decrease) in net asset value	(1.01)	(6.29)	1.89
Net asset value, ending	$23.83	$24.84	$31.13

Total return*	(3.35%)	(14.93%)	7.45%
Ratios to average net assets:A
Net investment income	.82%	1.05%	.99%
Total expenses	2.36%	2.19%	2.15%
Expenses before offsets	2.36%	2.19%	2.15%
Net expenses	2.35%	2.18%	2.14%
Portfolio turnover	57%	77%	81%
Net assets, ending (in thousands)	$14,294	$17,939	$24,767

		Years Ended
		September 30,	September 30,
Class B Shares		2006 (z)	2005
Net asset value, beginning		$28.05	$25.94
Income from investment operations
Net investment income		.27	.17
Net realized and unrealized gain (loss)		1.10	2.06
Total from investment operations		1.37	2.23
Distributions from
Net investment income		(.18)	(.12)
Total distributions		(.18)	(.12)
Total increase (decrease) in net asset value		1.19	2.11
Net asset value, ending		$29.24	$28.05

Total return*		4.90%	8.62%
Ratios to average net assets:A
Net investment income		.95%	.60%
Total expenses		2.16%	2.20%
Expenses before offsets		2.16%	2.20%
Net expenses		2.15%	2.20%
Portfolio turnover		73%	83%
Net assets, ending (in thousands)		$27,805	$28,592

See notes to financial highlights.

CSIF Balanced Portfolio Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2009	2008	2007

Net asset value, beginning	$24.58	$30.83	$28.95
Income from investment operations
Net investment income	.19	.32	.32
Net realized and unrealized gain (loss)	(1.01)	(4.64)	1.85
Total from investment operations	(.82)	(4.32)	2.17
Distributions from
Net investment income	(.18)	(.30)	(.29)
Net realized gain	***	(1.63)	--
Total distributions	(.18)	(1.93)	(.29)
Total increase (decrease) in net asset value	(1.00)	(6.25)	1.88
Net asset value, ending	$23.58	$24.58	$30.83

Total return*	(3.22%)	(14.88%)	7.53%
Ratios to average net assets:A
Net investment income	.95%	1.15%	1.07%
Total expenses	2.21%	2.08%	2.07%
Expenses before offsets	2.21%	2.08%	2.07%
Net expenses	2.21%	2.08%	2.06%
Portfolio turnover	57%	77%	81%
Net assets, ending (in thousands)	$21,810	$24,631	$30,340

		Years Ended
		September 30,	September 30,
Class C Shares		2006 (z)	2005
Net asset value, beginning		$27.79	$25.70
Income from investment operations
Net investment income		.28	.18
Net realized and unrealized gain (loss)		1.07	2.04
Total from investment operations		1.35	2.22
Distributions from
Net investment income		(.19)	(.13)
Total distributions		(.19)	(.13)
Total increase (decrease) in net asset value		1.16	2.09
Net asset value, ending		$28.95	$27.79

Total return*		4.87%	8.67%
Ratios to average net assets:A
Net investment income		.99%	.65%
Total expenses		2.11%	2.16%
Expenses before offsets		2.11%	2.16%
Net expenses		2.10%	2.15%
Portfolio turnover		73%	83%
Net assets, ending (in thousands)		$27,547	$25,980

See notes to financial highlights.

CSIF Equity Portfolio Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2009 (z)	2008	2007
Net asset value, beginning	$32.92	$41.06	$37.15
Income from investment operations
Net investment income (loss)	.06	(.02)	**
Net realized and unrealized gain (loss)	(1.81)	(5.69)	5.50
Total from investment operations	(1.75)	(5.71)	5.50
Distributions from
Net realized gain	(1.92)	(2.43)	(1.59)
Total distributions	(1.92)	(2.43)	(1.59)
Total increase (decrease) in net asset value	(3.67)	(8.14)	3.91
Net asset value, ending	$29.25	$32.92	$41.06

Total return*	(3.46%)	(14.85%)	15.23%
Ratios to average net assets:A
Net investment income (loss)	.23%	(.05%)	(.01%)
Total expenses	1.28%	1.21%	1.21%
Expenses before offsets	1.28%	1.21%	1.21%
Net expenses	1.28%	1.20%	1.21%
Portfolio turnover	38%	51%	35%
Net assets, ending (in thousands)	$837,205	$834,312	$1,000,992

		Years Ended
		September 30,	September 30,
Class A Shares		2006	2005
Net asset value, beginning		$35.38	$31.63
Income from investment operations
Net investment income (loss)		(.02)	.03
Net realized and unrealized gain (loss)		2.38	3.72
Total from investment operations		2.36	3.75
Distributions from
Net realized gain		(.59)	--
Total distributions		(.59)	--
Total increase (decrease) in net asset value		1.77	3.75
Net asset value, ending		$37.15	$35.38

Total return*		6.74%	11.86%
Ratios to average net assets:A
Net investment income (loss)		(.06%)	.08%
Total expenses		1.23%	1.25%
Expenses before offsets		1.23%	1.25%
Net expenses		1.23%	1.24%
Portfolio turnover		35%	31%
Net assets, ending (in thousands)		$907,459	$858,873

See notes to financial highlights.

CSIF Equity Portfolio Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2009 (z)	2008	2007

Net asset value, beginning	$29.46	$37.29	$34.15
Income from investment operations
Net investment income (loss)	(.15)	(.33)	(.33)
Net realized and unrealized gain (loss)	(1.72)	(5.07)	5.06
Total from investment operations	(1.87)	(5.40)	4.73
Distributions from
Net realized gain	(1.92)	(2.43)	(1.59)
Total distributions	(1.92)	(2.43)	(1.59)
Total increase (decrease) in net asset value	(3.79)	(7.83)	3.14
Net asset value, ending	$25.67	$29.46	$37.29

Total return*	(4.34%)	(15.56%)	14.28%
Ratios to average net assets:A
Net investment income (loss)	(.69%)	(.89%)	(.84%)
Total expenses	2.22%	2.05%	2.04%
Expenses before offsets	2.22%	2.05%	2.04%
Net expenses	2.22%	2.05%	2.04%
Portfolio turnover	38%	51%	35%
Net assets, ending (in thousands)	$45,648	$59,438	$87,476

		Years Ended
		September 30,	September 30,
Class B Shares		2006	2005
Net asset value, beginning		$32.84	$29.61
Income from investment operations
Net investment income (loss)		(.32)	(.24)
Net realized and unrealized gain (loss)		2.22	3.47
Total from investment operations		1.90	3.23
Distributions from
Net realized gain		(.59)	--
Total distributions		(.59)	--
Total increase (decrease) in net asset value		1.31	3.23
Net asset value, ending		$34.15	$32.84

Total return*		5.85%	10.91%
Ratios to average net assets:A
Net investment income (loss)		(.90%)	(.77%)
Total expenses		2.06%	2.09%
Expenses before offsets		2.06%	2.09%
Net expenses		2.06%	2.09%
Portfolio turnover		35%	31%
Net assets, ending (in thousands)		$95,903	$105,189

See notes to financial highlights.

CSIF Equity Portfolio Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2009 (z)	2008	2007
Net asset value, beginning	$27.32	$34.73	$31.89
Income from investment operations.
Net investment income (loss)	(.11)	(.25)	(.25)
Net realized and unrealized gain (loss)	(1.64)	(4.73)	4.68
Total from investment operations	(1.75)	(4.98)	4.43
Distributions from
Net realized gain	(1.92)	(2.43)	(1.59)
Total distributions	(1.92)	(2.43)	(1.59)
Total increase (decrease) in net asset value	(3.67)	(7.41)	2.84
Net asset value, ending	$23.65	$27.32	$34.73

Total return*	(4.23%)	(15.49%)	14.35%
Ratios to average net assets:A
Net investment income (loss)	(.57%)	(.81%)	(.76%)
Total expenses	2.09%	1.97%	1.96%
Expenses before offsets	2.09%	1.97%	1.96%
Net expenses	2.08%	1.96%	1.96%
Portfolio turnover	38%	51%	35%
Net assets, ending (in thousands)	$87,512	$97,327	$119,917

		Years Ended
		September 30,	September 30,
Class C Shares		2006	2005
Net asset value, beginning		$30.68	$27.64
Income from investment operations.
Net investment income (loss)		(.26)	(.20)
Net realized and unrealized gain (loss)		2.06	3.24
Total from investment operations		1.80	3.04
Distributions from
Net realized gain		(.59)	--
Total distributions		(.59)	--
Total increase (decrease) in net asset value		1.21	3.04
Net asset value, ending		$31.89	$30.68

Total return*		5.93%	11.00%
Ratios to average net assets:A
Net investment income (loss)		(.82%)	(.69%)
Total expenses		1.99%	2.01%
Expenses before offsets		1.99%	2.01%
Net expenses		1.98%	2.01%
Portfolio turnover		35%	31%
Net assets, ending (in thousands)		$109,468	$107,305

See notes to financial highlights.

CSIF Equity Portfolio Financial Highlights

Period Ended
September 30,
Class Y Shares	2009# (z)
Net asset value, beginning	$27.35
Income from investment operations
Net investment income	.08
Net realized and unrealized gain (loss)	3.84
Total from investment operations	3.92
Distributions from
Net realized gain	(1.92)
Total distributions	(1.92)
Total increase (decrease) in net asset value	2.00
Net asset value, ending	$29.35

Total return*	16.59%
Ratios to average net assets:A
Net investment income	.34% (a)
Total expenses	11.72% (a)
Expenses before offsets	.96% (a)
Net expenses	.96% (a)
Portfolio turnover	35%
Net assets, ending (in thousands)	$483

See notes to financial highlights.

Calvert Social Index Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2009 (z)	2008	2007 (z)
Net asset value, beginning	$10.44	$13.67	$12.23
Income from investment operations
Net investment income	.11	.14	.15
Net realized and unrealized gain (loss)	(.75)	(3.23)	1.41
Total from investment operations	(.64)	(3.09)	1.56
Distributions from
Net investment income	(.10)	(.14)	(.12)
Total distributions	(.10)	(.14)	(.12)
Total increase (decrease) in net asset value	(.74)	(3.23)	1.44
Net asset value, ending	$9.70	$10.44	$13.67
Total return*	(5.80%)	(22.81%)	12.80%
Ratios to average net assets:A
Net investment income	1.34%	1.14%	1.12%
Total expenses	1.16%	1.10%	1.09%
Expenses before offsets	.75%	.76%	.77%
Net expenses	.75%	.75%	.75%
Portfolio turnover	16%	14%	9%
Net assets, ending (in thousands)	$63,609	$44,439	$59,291

		Years Ended
		September 30,	September 30,
Class A Shares		2006 (z)	2005 (z)
Net asset value, beginning		$11.29	$10.43
Income from investment operations
Net investment income	.	.11	.13
Net realized and unrealized gain (loss)		.92	.84
Total from investment operations		1.03	.97
Distributions from
Net investment income		(.09)	(.11)
Total distributions		(.09)	(.11)
Total increase (decrease) in net asset value		.94	.86
Net asset value, ending		$12.23	$11.29

Total return*		9.14%	9.31%
Ratios to average net assets:A
Net investment income		.96%	1.21%
Total expenses		1.22%	1.34%
Expenses before offsets		.78%	.77%
Net expenses		.75%	.75%
Portfolio turnover		12%	14%
Net assets, ending (in thousands)		$48,265	$44,108

See notes to financial highlights.

Calvert Social Index Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2009 (z)	2008	2007 (z)
Net asset value, beginning	$10.01	$13.11	$11.74
Income from investment operations
Net investment income	.03	.01	.01
Net realized and unrealized gain (loss)	(.71)	(3.10)	1.36
Total from investment operations	(.68)	(3.09)	1.37
Distributions from
Net investment income	(.03)	(.01)	**
Total distributions	(.03)	(.01)	**
Total increase (decrease) in net asset value	(.71)	(3.10)	1.37
Net asset value, ending	$9.30	$10.01	$13.11

Total return*	(6.67%)	(23.57%)	11.68%
Ratios to average net assets:A
Net investment income	.37%	.14%	.12%
Total expenses	2.46%	2.11%	2.08%
Expenses before offsets	1.75%	1.76%	1.77%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	16%	14%	9%
Net assets, ending (in thousands)	$3,433	$4,117	$6,036

		Years Ended
		September 30,	September 30,
Class B Shares		2006 (z)	2005 (z)
Net asset value, beginning		$10.87	$10.05
Income from investment operations
Net investment income		**	.02
Net realized and unrealized gain (loss)		.87	.81
Total from investment operations		.87	.83
Distributions from
Net investment income		--	(.01)
Total distributions		--	(.01)
Total increase (decrease) in net asset value		.87	.82
Net asset value, ending		$11.74	$10.87

Total return*		8.00%	8.29%
Ratios to average net assets:A
Net investment income (loss)		(.04%)	.21%
Total expenses		2.26%	2.43%
Expenses before offsets		1.78%	1.77%
Net expenses		1.75%	1.75%
Portfolio turnover		12%	14%
Net assets, ending (in thousands)		$4,949	$4,623

See notes to financial highlights.

Calvert Social Index Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2009 (z)	2008	2007 (z)
Net asset value, beginning	$10.01	$13.10	$11.73
Income from investment operations
Net investment income	.03	.01	.01
Net realized and unrealized gain (loss)	(.72)	(3.09)	1.36
Total from investment operations	(.69)	(3.08)	1.37
Distributions from
Net investment income	(.03)	(.01)	**
Total distributions	(.03)	(.01)	**
Total increase (decrease) in net asset value	(.72)	(3.09)	1.37
Net asset value, ending	$9.29	$10.01	$13.10

Total return*	(6.80%)	(23.51%)	11.69%
Ratios to average net assets:A
Net investment income	.36%	.14%	.12%
Total expenses	2.23%	1.97%	1.96%
Expenses before offsets	1.75%	1.76%	1.77%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	16%	14%	9%
Net assets, ending (in thousands)	$5,607	$6,141	$8,998

		Years Ended
		September 30,	September 30,
Class C Shares		2006 (z)	2005 (z)
Net asset value, beginning		$10.86	$10.05
Income from investment operations
Net investment income		**	.02
Net realized and unrealized gain (loss)		.87	.80
Total from investment operations		.87	.82
Distributions from
Net investment income		--	(.01)
Total distributions		--	(.01)
Total increase (decrease) in net asset value		.87	.81
Net asset value, ending		$11.73	$10.86

Total return*		8.01%	8.19%
Ratios to average net assets:A
Net investment income (loss)		(.04%)	.21%
Total expenses		2.13%	2.30%
Expenses before offsets		1.78%	1.77%
Net expenses		1.75%	1.75%
Portfolio turnover		12%	14%
Net assets, ending (in thousands)		$6,751	$5,542

See notes to financial highlights.

CSIF Enhanced Equity Portfolio Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2009 (z)	2008 (z)	2007 (z)
Net asset value, beginning	$14.93	$20.49	$19.75
Income from investment operations
Net investment income (loss)	.12	.15	.13
Net realized and unrealized gain (loss)	(1.25)	(4.52)	1.53
Total from investment operations	(1.13)	(4.37)	1.66
Distributions from
Net investment income	(.18)	(.11)	(.09)
Net realized gain	--	(1.08)	(.83)
Total distributions	(.18)	(1.19)	(.92)
Total increase (decrease) in net asset value	(1.31)	(5.56)	.74
Net asset value, ending	$13.62	$14.93	$20.49

Total return*	(7.22%)	(22.57%)	8.58%
Ratios to average net assets:A
Net investment income (loss)	1.10%	.84%	.66%
Total expenses	1.54%	1.36%	1.33%
Expenses before offsets	1.44%	1.26%	1.23%
Net expenses	1.43%	1.24%	1.20%
Portfolio turnover	111%	46%	56%
Net assets, ending (in thousands)	$33,040	$45,345	$65,209

		Years Ended
		September 30,	September 30,
Class A Shares		2006 (z)	2005
Net asset value, beginning		$18.76	$16.96
Income from investment operations
Net investment income (loss)		.10	.12
Net realized and unrealized gain (loss)		1.51	1.75
Total from investment operations		1.61	1.87
Distributions from
Net investment income		(.06)	(.07)
Net realized gain		(.56)	--
Total distributions		(.62)	(.07)
Total increase (decrease) in net asset value		.99	1.80
Net asset value, ending		$19.75	$18.76

Total return*		8.79%	11.03%(r)
Ratios to average net assets:A
Net investment income (loss)		.56%	.64%
Total expenses		1.36%	1.38%
Expenses before offsets		1.26%	1.28%
Net expenses		1.23%	1.27%
Portfolio turnover		47%	38%
Net assets, ending (in thousands)		$58,020	$54,618

See notes to financial highlights.

CSIF Enhanced Equity Portfolio Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2009 (z)	2008 (z)	2007 (z)
Net asset value, beginning	$13.51	$18.72	$18.20
Income from investment operations
Net investment income (loss)	(.03)	(.04)	(.06)
Net realized and unrealized gain (loss)	(1.12)	(4.09)	1.41
Total from investment operations	(1.15)	(4.13)	1.35
Distributions from
Net realized gain	--	(1.08)	(.83)
Total distributions	--	(1.08)	(.83)
Total increase (decrease) in net asset value	(1.15)	(5.21)	.52
Net asset value, ending	$12.36	$13.51	$18.72

Total return*	(8.51%)	(23.36%)	7.55%
Ratios to average net assets:A
Net investment income (loss)	(.26%)	(.23%)	(.30%)
Total expenses	2.97%	2.41%	2.29%
Expenses before offsets	2.83%	2.31%	2.19%
Net expenses	2.83%	2.30%	2.16%
Portfolio turnover	111%	46%	56%
Net assets, ending (in thousands)	$2,768	$4,003	$7,257

		Years Ended
		September 30,	September 30,
Class B Shares		2006 (z)	2005
Net asset value, beginning		$17.43	$15.84
Income from investment operations
Net investment income (loss)		(.07)	(.05)
Net realized and unrealized gain (loss)		1.40	1.64
Total from investment operations		1.33	1.59
Distributions from
Net realized gain		(.56)	--
Total distributions		(.56)	--
Total increase (decrease) in net asset value		.77	1.59
Net asset value, ending		$18.20	$17.43

Total return*		7.78%	10.04%(r)
Ratios to average net assets:A
Net investment income (loss)		(.38%)	(.31%)
Total expenses		2.30%	2.32%
Expenses before offsets		2.20%	2.22%
Net expenses		2.17%	2.21%
Portfolio turnover		47%	38%
Net assets, ending (in thousands)		$8,156	$9,043

See notes to financial highlights.

CSIF Enhanced Equity Portfolio Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2009 (z)	2008 (z)	2007 (z)
Net asset value, beginning	$13.61	$18.82	$18.27
Income from investment operations
Net investment income (loss)	.01	--	(.04)
Net realized and unrealized gain (loss)	(1.12)	(4.13)	1.42
Total from investment operations	(1.11)	(4.13)	1.38
Distributions from
Net investment income	(.02)	--	--
Net realized gain	--	(1.08)	(.83)
Total distributions	(.02)	(1.08)	(.83)
Total increase (decrease) in net asset value	(1.13)	(5.21)	.55
Net asset value, ending	$12.48	$13.61	$18.82

Total return*	(8.09%)	(23.23%)	7.69%
Ratios to average net assets:A
Net investment income (loss)	.12%	(.03%)	(.20%)
Total expenses	2.52%	2.22%	2.19%
Expenses before offsets	2.41%	2.12%	2.09%
Net expenses	2.41%	2.10%	2.06%
Portfolio turnover	111%	46%	56%
Net assets, ending (in thousands)	$5,767	$6,631	$10,089

		Years Ended
		September 30,	September 30,
Class C Shares		2006 (z)	2005
Net asset value, beginning		$17.50	$15.90
Income from investment operations
Net investment income (loss)		(.06)	(.05)
Net realized and unrealized gain (loss)		1.39	1.65
Total from investment operations		1.33	1.60
Distributions from
Net realized gain		(.56)	--
Total distributions		(.56)	--
Total increase (decrease) in net asset value		.77	1.60
Net asset value, ending		$18.27	$17.50

Total return*		7.75%	10.06%(r)
Ratios to average net assets:A
Net investment income (loss)		(.33%)	(.29%)
Total expenses		2.25%	2.28%
Expenses before offsets		2.15%	2.18%
Net expenses		2.12%	2.17%
Portfolio turnover		47%	38%
Net assets, ending (in thousands)		$7,846	$7,344

See notes to financial highlights.

Calvert Large Cap Growth Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2009	2008	2007
Net asset value, beginning	$25.72	$35.86	$30.61
Income from investment operations
Net investment income (loss)	.07	(.11)	(.01)
Net realized and unrealized gain (loss)	(2.05)	(9.63)	5.26
Total from investment operations	(1.98)	(9.74)	5.25
Distributions from
Net investment income	--	--	--
Net realized gain	--	(.40)	--
Total distributions	--	(.40)	--
Total increase (decrease) in net asset value	(1.98)	(10.14)	5.25
Net asset value, ending	$23.74	$25.72	$35.86

Total return*	(7.70%)	(27.49%)	17.15%
Ratios to average net assets:A
Net investment income (loss)	.28%	(.31%)	(.04%)
Total expenses	1.38%	1.50%	1.28%
Expenses before offsets	1.27%	1.50%	1.28%
Net expenses	1.27%	1.49%	1.27%
Portfolio turnover	58%	81%	49%
Net assets, ending (in thousands)	$400,598	$632,988	$1,026,289

	Years Ended
	September 30,	September 30,
Class A Shares	2006	2005
Net asset value, beginning	$29.32	$24.37
Income from investment operations
Net investment income (loss)	(.10)	(.12)
Net realized and unrealized gain (loss)	1.39	5.07
Total from investment operations	1.29	4.95
Total increase (decrease) in net asset value	1.29	4.95
Net asset value, ending	$30.61	$29.32

Total return*	4.40%	20.31%
Ratios to average net assets:A
Net investment income (loss)	(.43%)	(.72%)
Total expenses	1.52%	1.56%
Expenses before offsets	1.52%	1.56%
Net expenses	1.51%	1.55%
Portfolio turnover	34%	61%
Net assets, ending (in thousands)	$842,433	$373,113

See notes to financial highlights.

Calvert Large Cap Growth Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2009	2008	2007
Net asset value, beginning	$23.91	$33.65	$28.95
Income from investment operations
Net investment income (loss)	(.16)	(.42)	(.27)
Net realized and unrealized gain (loss)	(1.90)	(8.92)	4.97
Total from investment operations	(2.06)	(9.34)	4.70
Distributions from
Net realized gain	--	(.40)	--
Total distributions	--	(.40)	--
Total increase (decrease) in net asset value	(2.06)	(9.74)	4.70
Net asset value, ending	$21.85	$23.91	$33.65

Total return*	(8.62%)	(28.12%)	16.23%
Ratios to average net assets:A
Net investment income (loss)	(.72%)	(1.15%)	(.86%)
Total expenses	2.33%	2.33%	2.10%
Expenses before offsets	2.27%	2.33%	2.10%
Net expenses	2.27%	2.33%	2.09%
Portfolio turnover	58%	81%	49%
Net assets, ending (in thousands)	$19,676	$30,257	$49,951

	Years Ended
	September 30,	September 30,
Class B Shares	2006	2005
Net asset value, beginning	$27.97	$23.47
Income from investment operations
Net investment income (loss)	(.32)	(.32)
Net realized and unrealized gain (loss)	1.30	4.82
Total from investment operations	.98	4.50
Total increase (decrease) in net asset value	.98	4.50
Net asset value, ending	$28.95	$27.97

Total return*	3.50%	19.17%
Ratios to average net assets:A
Net investment income (loss)	(1.28%)	(1.62%)
Total expenses	2.36%	2.47%
Expenses before offsets	2.36%	2.47%
Net expenses	2.36%	2.46%
Portfolio turnover	34%	61%
Net assets, ending (in thousands)	$43,415	$29,861

See notes to financial highlights.

Calvert Large Cap Growth Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2009	2008	2007
Net asset value, beginning	$24.09	$33.86	$29.11
Income from investment operations
Net investment income (loss)	(.13)	(.38)	(.22)
Net realized and unrealized gain (loss)	(1.91)	(8.99)	4.97
Total from investment operations	(2.04)	(9.37)	4.75
Distributions from
Net realized gain	--	(.40)	--
Total distributions	--	(.40)	--
Total increase (decrease) in net asset value	(2.04)	(9.77)	4.75
Net asset value, ending	$22.05	$24.09	$33.86

Total return*	(8.47%)	(28.03%)	16.32%
Ratios to average net assets:A
Net investment income (loss)	(.58%)	(1.03%)	(.75%)
Total expenses	2.13%	2.22%	1.99%
Expenses before offsets	2.13%	2.22%	1.99%
Net expenses	2.13%	2.21%	1.99%
Portfolio turnover	58%	81%	49%
Net assets, ending (in thousands)	$50,132	$77,897	$125,951

	Years Ended
	September 30,	September 30,
Class C Shares	2006	2005
Net asset value, beginning	$28.10	$23.55
Income from investment operations
Net investment income (loss)	(.26)	(.25)
Net realized and unrealized gain (loss)	1.27	4.80
Total from investment operations	1.01	4.55
Total increase (decrease) in net asset value	1.01	4.55
Net asset value, ending	$29.11	$28.10

Total return*	3.59%	19.32%
Ratios to average net assets:A
Net investment income (loss)	(1.19%)	(1.54%)
Total expenses	2.28%	2.39%
Expenses before offsets	2.28%	2.39%
Net expenses	2.27%	2.38%
Portfolio turnover	34%	61%
Net assets, ending (in thousands)	$91,505	$41,036

See notes to financial highlights.

Calvert Large Cap Growth Fund Financial Highlights

Period Ended
September 30,
Class Y Shares	2009 #
Net asset value, beginning	$21.03
Income from investment operations
Net investment income	.05
Net realized and unrealized gain (loss)	2.73
Total from investment operations	2.78
Distributions from
Net investment income	(.02)
Net realized gain	--
Total distributions	(.02)
Total increase (decrease) in net asset value	2.76
Net asset value, ending	$23.79

Total return*	13.23%
Ratios to average net assets:A
Net investment income	.25% (a)
Total expenses	9.32% (a)
Expenses before offsets	1.02% (a)
Net expenses	1.02% (a)
Portfolio turnover	55%
Net assets, ending (in thousands)	$299

See notes to financial highlights.

Calvert Capital Accumulation Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2009	2008	2007 (z)
Net asset value, beginning	$23.00	$28.11	$24.02
Income from investment operations
Net investment income (loss)	(.17)	(.21)	(.26)
Net realized and unrealized gain (loss)	(2.12)	(4.49)	4.35
Total from investment operations	(2.29)	(4.70)	4.09
Distributions from
Net realized gain	--	(.41)	--
Total distributions	--	(.41)	--
Total increase (decrease) in net asset value	(2.29)	(5.11)	4.09
Net asset value, ending	$20.71	$23.00	$28.11
Total return*	(9.96%)	(16.97%)	17.03%
Ratios to average net assets:A
Net investment income (loss)	(.92%)	(.79%)	(.98%)
Total expenses	1.88%	1.66%	1.66%
Expenses before offsets	1.88%	1.66%	1.66%
Net expenses	1.88%	1.65%	1.64%
Portfolio turnover	72%	49%	47%
Net assets, ending (in thousands)	$72,289	$85,195	$107,976

	Years Ended
	September 30,	September 30,
Class A Shares	2006	2005
Net asset value, beginning	$23.42	$21.60
Income from investment operations
Net investment income (loss)	(.27)	(.31)
Net realized and unrealized gain (loss)	.87	2.13
Total from investment operations	.60	1.82
Total increase (decrease) in net asset value	.60	1.82
Net asset value, ending	$24.02	$23.42

Total return*	2.56%	8.43%
Ratios to average net assets:A
Net investment income (loss)	(1.05%)	(1.26%)
Total expenses	1.71%	1.68%
Expenses before offsets	1.71%	1.68%
Net expenses	1.69%	1.68%
Portfolio turnover	31%	157%
Net assets, ending (in thousands)	$103,499	$110,970

See notes to financial highlights.

Calvert Capital Accumulation Fund Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2009	2008	2007 (z)
Net asset value, beginning	$20.78	$25.66	$22.13
Income from investment operations
Net investment income (loss)	(.39)	(.47)	(.45)
Net realized and unrealized gain (loss)	(1.89)	(4.00)	3.98
Total from investment operations	(2.28)	(4.47)	3.53
Distributions from
Net realized gain	--	(.41)	--
Total distributions	--	(.41)	--
Total increase (decrease) in net asset value	(2.28)	(4.88)	3.53
Net asset value, ending	$18.50	$20.78	$25.66
Total return*	(10.97%)	(17.70%)	15.95%
Ratios to average net assets:A
Net investment income (loss)	(2.04%)	(1.73%)	(1.86%)
Total expenses	2.99%	2.57%	2.54%
Expenses before offsets	2.99%	2.57%	2.54%
Net expenses	2.99%	2.56%	2.52%
Portfolio turnover	72%	49%	47%
Net assets, ending (in thousands)	$4,793	$7,803	$11,613

	Years Ended
	September 30,	September 30,
Class B Shares	2006	2005
Net asset value, beginning	$21.76	$20.24
Income from investment operations
Net investment income (loss)	(.49)	(.49)
Net realized and unrealized gain (loss)	.86	2.01
Total from investment operations	.37	1.52
Total increase (decrease) in net asset value	.37	1.52
Net asset value, ending	$22.13	$21.76

Total return*	1.70%	7.51%
Ratios to average net assets:A
Net investment income (loss)	(1.91%)	(2.12%)
Total expenses	2.57%	2.54%
Expenses before offsets	2.57%	2.54%
Net expenses	2.55%	2.53%
Portfolio turnover	31%	157%
Net assets, ending (in thousands)	$13,752	$16,503

See notes to financial highlights.

Calvert Capital Accumulation Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2009	2008	2007 (z)
Net asset value, beginning	$20.20	$24.93	$21.47
Income from investment operations
Net investment income (loss)	(.28)	(.38)	(.41)
Net realized and unrealized gain (loss)	(1.87)	(3.94)	3.87
Total from investment operations	(2.15)	(4.32)	3.46
Distributions from
Net realized gain	--	(.41)	--
Total distributions	--	(.41)	--
Total increase (decrease) in net asset value	(2.15)	(4.73)	3.46
Net asset value, ending	$18.05	$20.20	$24.93
Total return*	(10.64%)	(17.62%)	16.12%
Ratios to average net assets:A
Net investment income (loss)	(1.75%)	(1.57%)	(1.74%)
Total expenses	2.71%	2.42%	2.42%
Expenses before offsets	2.71%	2.42%	2.42%
Net expenses	2.70%	2.42%	2.41%
Portfolio turnover	72%	49%	47%
Net assets, ending (in thousands)	$8,287	$10,252	$13,275

	Years Ended
	September 30,	September 30,
Class C Shares	2006	2005
Net asset value, beginning	$21.10	$19.62
Income from investment operations
Net investment income (loss)	(.42)	(.44)
Net realized and unrealized gain (loss)	.79	1.92
Total from investment operations	.37	1.48
Total increase (decrease) in net asset value	.37	1.48
Net asset value, ending	$21.47	$21.10

Total return*	1.75%	7.54%
Ratios to average net assets:A
Net investment income (loss)	(1.84%)	(2.07%)
Total expenses	2.49%	2.49%
Expenses before offsets	2.49%	2.49%
Net expenses	2.47%	2.49%
Portfolio turnover	31%	157%
Net assets, ending (in thousands)	$12,831	$14,038

See notes to financial highlights.

Calvert World Values ("CWVF") International Equity Fund
Financial Highlights

			Years Ended
		September 30,	September 30,	September 30,
Class A Shares		2009 (z)	2008	2007
Net asset value, beginning		$15.31	$25.57	$23.87
Income from investment operations
Net investment income		.11	.37	.22
Net realized and unrealized gain (loss)		(1.19)	(8.46)	4.61
Total from investment operations		(1.08)	(8.09)	4.83
Distributions from
Net investment income		(.37)	(.24)	(.20)
Net realized gain		(.03)	(1.93)	(2.93)
Total distributions		(.40)	(2.17)	(3.13)
Total increase (decrease) in net asset value		(1.48)	(10.26)	1.70
Net asset value, ending		$13.83	$15.31	$25.57
Total return*		(6.27%)	(34.31%)	21.72%
Ratios to average net assets:A
Net investment income (loss)		.99%	1.81%	1.08%
Total expenses		1.87%	1.65%	1.62%
Expenses before offsets		1.86%	1.63%	1.60%
Net expenses		1.86%	1.63%	1.60%
Portfolio turnover		135%	100%	82%
Net assets, ending (in thousands)		$270,900	$324,091	$546,564

		Years Ended
		September 30,	September 30,
Class A Shares		2006	2005
Net asset value, beginning		$20.29	$16.60
Income from investment operations
Net investment income		.24	.21
Net realized and unrealized gain (loss)		3.51	3.59
Total from investment operations	.	3.75	3.80
Distributions from
Net investment income		(.17)	(.11)
Net realized gain		--	--
Total distributions		(.17)	(.11)
Total increase (decrease) in net asset value		3.58	3.69
Net asset value, ending		$23.87	$20.29

Total return*		18.58%	22.95%
Ratios to average net assets:A
Net investment income (loss)		1.19%	1.23%
Total expenses		1.73%	1.86%
Expenses before offsets		1.72%	1.86%
Net expenses		1.71%	1.85%
Portfolio turnover		120%	49%
Net assets, ending (in thousands)		$401,195	$297,151

See notes to financial highlights.

Calvert World Values ("CWVF") International Equity Fund
Financial Highlights
			Years Ended
		September 30,	September 30,	September 30,
Class B Shares		2009 (z)	2008	2007
Net asset value, beginning		$13.69	$23.11	$21.85
Income from investment operations
Net investment income (loss)		(.02)	.12	.09
Net realized and unrealized gain (loss)		(1.06)	(7.56)	4.10
Total from investment operations		(1.08)	(7.44)	4.19
Distributions from
Net investment income		(.18)	(.05)	--
Net realized gain		(.03)	(1.93)	(2.93)
Total distributions		(.21)	(1.98)	(2.93)
Total increase (decrease) in net asset value		(1.29)	(9.42)	1.26
Net asset value, ending		$12.40	$13.69	$23.11

Total return*		(7.47%)	(34.97%)	20.60%
Ratios to average net assets:A
Net investment income (loss)		(.26%)	.78%	.13%
Total expenses		3.12%	2.63%	2.57%
Expenses before offsets		3.10%	2.61%	2.54%
Net expenses		3.10%	2.60%	2.54%
Portfolio turnover		135%	100%	82%
Net assets, ending (in thousands)		$8,993	$12,512	$23,805

		Years Ended
		September 30,	September 30,
Class B Shares		2006	2005
Net asset value, beginning		$18.61	$15.30
Income from investment operations
Net investment income	.	.06	.15
Net realized and unrealized gain (loss)		3.18	3.16
Total from investment operations		3.24	3.31
Distributions from
Net investment income		**	--
Net realized gain		--	--
Total distributions		**	--
Total increase (decrease) in net asset value		3.24	3.31
Net asset value, ending		$21.85	$18.61

Total return*		17.43%	21.63%
Ratios to average net assets:A
Net investment income (loss)		.18%	.20%
Total expenses		2.73%	2.92%
Expenses before offsets		2.72%	2.92%
Net expenses		2.70%	2.91%
Portfolio turnover		120%	49%
Net assets, ending (in thousands)		$18,053	$14,232

See notes to financial highlights.

Calvert World Values ("CWVF") International Equity Fund
Financial Highlights

			Years Ended
		September 30,	September 30,	September 30,
Class C Shares		2009 (z)	2008	2007
Net asset value, beginning		$13.31	$22.51	$21.34
Income from investment operations
Net investment income		.01	.19	.13
Net realized and unrealized gain (loss)		(1.03)	(7.40)	3.99
Total from investment operations		(1.02)	(7.21)	4.12
Distributions from
Net investment income		(.19)	(.06)	(.02)
Net realized gain		(.03)	(1.93)	(2.93)
Total distributions		(.22)	(1.99)	(2.95)
Total increase (decrease) in net asset value		(1.24)	(9.20)	1.17
Net asset value, ending		$12.07	$13.31	$22.51
Total return*		(7.16%)	(34.86%)	20.81%
Ratios to average net assets:A
Net investment income (loss)		.07%	1.01%	.31%
Total expenses		2.79%	2.47%	2.43%
Expenses before offsets		2.79%	2.45%	2.41%
Net expenses		2.79%	2.45%	2.40%
Portfolio turnover		135%	100%	82%
Net assets, ending (in thousands)		$24,107	$31,475	$50,790

		Years Ended
		September 30,	September 30,
Class C Shares		2006	2005
Net asset value, beginning		$18.18	$14.91
Income from investment operations
Net investment income		.13	.15
Net realized and unrealized gain (loss)		3.06	3.12
Total from investment operations	.	3.19	3.27
Distributions from
Net investment income		(.03)	--
Net realized gain		--	--
Total distributions		(.03)	--
Total increase (decrease) in net asset value		3.16	3.27
Net asset value, ending		$21.34	$18.18

Total return*		17.55%	21.93%
Ratios to average net assets:A
Net investment income (loss)		.38%	.38%
Total expenses		2.57%	2.75%
Expenses before offsets		2.56%	2.75%
Net expenses		2.55%	2.74%
Portfolio turnover		120%	49%
Net assets, ending (in thousands)		$32,723	$22,856

See notes to financial highlights.

Calvert World Values ("CWVF") International Equity Fund
Financial Highlights

Period Ended
September 30,
Class Y Shares	2009# (z)
Net asset value, beginning	$11.45
Income from investment operations
Net investment income	.17
Net realized and unrealized gain (loss)	2.76
Total from investment operations	2.93
Distributions from
Net investment income	(.01)
Net realized gain	(.03)
Total distributions	(.04)
Total increase (decrease) in net asset value	2.89
Net asset value, ending	$14.34

Total return*	25.75%
Ratios to average net assets:A
Net investment income (loss)	1.52% (a)
Total expenses	5.91% (a)
Expenses before offsets	1.39% (a)
Net expenses	1.39% (a)
Portfolio turnover	100%
Net assets, ending (in thousands)	$702

See notes to financial highlights.

Calvert International Opportunities Fund Financial Highlights

		Periods Ended
	September 30,	September 30,	September 30,
Class A Shares	2009 (z)	2008 (z)	2007## (z)
Net asset value, beginning	$11.50	$15.32	$15.00
Income from investment operations
Net investment income	.06	.17	.02
Net realized and unrealized gain (loss)	(.10)	(3.99)	.30
Total from investment operations	(.04)	(3.82)	.32
Distributions from
Net investment income	(.06)	--	--
Net realized gain	**	--	--
Total from distributions	(.06)	--	--
Total increase (decrease) in net asset value	(.10)	(3.82)	.32
Net asset value, ending	$11.40	$11.50	$15.32

Total return*	(.16%)	(24.93%)	2.13%
Ratios to average net assets: A
Net investment income	.63%	1.22%	.50% (a)
Total expenses	2.70%	2.81%	7.82% (a)
Expenses before offsets	1.67%	1.68%	1.74% (a)
Net expenses	1.67%	1.66%	1.66% (a)
Portfolio turnover	98%	29%	2%
Net assets, ending (in thousands)	$21,328	$16,710	$5,678

		Periods Ended
	September 30,	September 30,	September 30,
Class C Shares	2009 (z)	2008 (z)	2007 ###(z)
Net asset value, beginning	$11.39	$15.30	$14.74
Income from investment operations
Net investment income (loss)	(.02)	.09	.01
Net realized and unrealized gain (loss)	(.08)	(4.00)	.55
Total from investment operations	(.10)	(3.91)	.56
Distributions from
Net realized gain	**	--	--
Total from distributions	**	--	--
Total increase (decrease) in net asset value	(.10)	(3.91)	.56
Net asset value, ending	$11.29	$11.39	$15.30

Total return*	(0.82%)	(25.56%)	3.80%
Ratios to average net assets: A
Net investment income (loss)	(.19%)	.67%	1.14% (a)
Total expenses	5.38%	7.55%	66.65% (a)
Expenses before offsets	2.51%	2.52%	2.58% (a)
Net expenses	2.51%	2.50%	2.50% (a)
Portfolio turnover	98%	29%	1%
Net assets, ending (in thousands)	$823	$620	$140

See notes to financial highlights.

Calvert International Opportunities Fund Financial Highlights

Period Ended
September 30,
Class Y Shares	2009#(z)
Net asset value, beginning	$8.67
Income from investment operations
Net investment income	.13
Net realized and unrealized gain (loss)	2.70
Total from investment operations	2.83
Distributions from
Net realized gain	**
Total from distributions	**
Total increase (decrease) in net asset value	2.83
Net asset value, ending	$11.50
Total return*	32.71%
Ratios to average net assets: A
Net investment income	1.56% (a)
Total expenses	21.67% (a)
Expenses before offsets	1.42% (a)
Net expenses	1.41% (a)
Portfolio turnover	90%
Net assets, ending (in thousands)	$112

See notes to financial highlights.

Calvert New Vision Small Cap Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2009	2008	2007 (z)
Net asset value, beginning	$13.74	$17.45	$15.92
Income from investment operations
Net investment income (loss)	(.07)	(.16)	(.17)
Net realized and unrealized gain (loss)	(1.56)	(3.55)	1.70
Total from investment operations	(1.63)	(3.71)	1.53
Total increase (decrease) in net asset value	(1.63)	(3.71)	1.53
Net asset value, ending	$12.11	$13.74	$17.45
Total return*	(11.86%)	(21.26%)	9.61%
Ratios to average net assets:A
Net investment income (loss)	(.68%)	(1.08%)	(1.03%)
Total expenses	1.97%	1.80%	1.76%
Expenses before offsets	1.90%	1.75%	1.73%
Net expenses	1.89%	1.74%	1.71%
Portfolio turnover	71%	55%	98%
Net assets, ending (in thousands)	$62,622	$78,939	$103,937

	Years Ended
	September 30,	September 30,
Class A Shares	2006	2005
Net asset value, beginning	$18.25	$18.70
Income from investment operations
Net investment income (loss)	(.21)	(.06)
Net realized and unrealized gain (loss)	(.22)	.22
Total from investment operations	(.43)	.16
Distributions from
Net realized gain	(1.90)	(.61)
Total distributions	(1.90)	(.61)
Total increase (decrease) in net asset value	(2.33)	(.45)
Net asset value, ending	$15.92	$18.25
Total return*	(3.04%)	.64%
Ratios to average net assets:A
Net investment income (loss)	(1.10%)	(.28%)
Total expenses	1.74%	1.71%
Expenses before offsets	1.74%	1.71%
Net expenses	1.73%	1.70%
Portfolio turnover	160%	169%
Net assets, ending (in thousands)	$121,941	$172,540

See notes to financial highlights.

Calvert New Vision Small Cap Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2009	2008	2007 (z)
Net asset value, beginning	$12.19	$15.64	$14.42
Income from investment operations
Net investment income (loss)	(.22)	(.35)	(.31)
Net realized and unrealized gain (loss)	(1.40)	(3.10)	1.53
Total from investment operations	(1.62)	(3.45)	1.22
Total increase (decrease) in net asset value	(1.62)	(3.45)	1.22
Net asset value, ending	$10.57	$12.19	$15.64
Total return*	(13.29%)	(22.06%)	8.46%
Ratios to average net assets:A
Net investment income (loss)	(2.09%)	(2.13%)	(2.02%)
Total expenses	3.38%	2.86%	2.75%
Expenses before offsets	3.30%	2.81%	2.72%
Net expenses	3.30%	2.80%	2.70%
Portfolio turnover	71%	55%	98%
Net assets, ending (in thousands)	$4,698	$6,862	$11,729

	Years Ended
	September 30,	September 30,
Class B Shares	2006	2005
Net asset value, beginning	$16.84	$17.45
Income from investment operations
Net investment income (loss)	(.36)	(.24)
Net realized and unrealized gain (loss)	(.16)	.24
Total from investment operations	(.52)	(.00)
Distributions from
Net realized gain	(1.90)	(.61)
Total distributions	(1.90)	(.61)
Total increase (decrease) in net asset value	(2.42)	(.61)
Net asset value, ending	$14.42	$16.84

Total return*	(3.91%)	(.25%)
Ratios to average net assets:A
Net investment income (loss)	(2.02%)	(1.18%)
Total expenses	2.66%	2.61%
Expenses before offsets	2.66%	2.60%
Net expenses	2.65%	2.60%
Portfolio turnover	160%	169%
Net assets, ending (in thousands)	$14,425	$20,309

See notes to financial highlights.

Calvert New Vision Small Cap Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2009	2008	2007 (z)
Net asset value, beginning	$12.36	$15.83	$14.57
Income from investment operations
Net investment income (loss)	(.17)	(.30)	(.29)
Net realized and unrealized gain (loss)	(1.43)	(3.17)	1.55
Total from investment operations	(1.60)	(3.47)	1.26
Total increase (decrease) in net asset value	(1.60)	(3.47)	1.26
Net asset value, ending	$10.76	$12.36	$15.83
Total return*	(12.94%)	(21.92%)	8.65%
Ratios to average net assets:A
Net investment income (loss)	(1.71%)	(1.94%)	(1.88%)
Total expenses	3.00%	2.66%	2.60%
Expenses before offsets	2.93%	2.61%	2.57%
Net expenses	2.93%	2.60%	2.55%
Portfolio turnover	71%	55%	98%
Net assets, ending (in thousands)	$7,206	$9,347	$13,794

	Years Ended
	September 30,	September 30,
Class C Shares	2006	2005
Net asset value, beginning	$16.98	$17.57
Income from investment operations
Net investment income (loss)	(.33)	(.21)
Net realized and unrealized gain (loss)	(.18)	.23
Total from investment operations	(.51)	.02
Distributions from
Net realized gain	(1.90)	(.61)
Total distributions	(1.90)	(.61)
Total increase (decrease) in net asset value	(2.41)	(.59)
Net asset value, ending	$14.57	$16.98
Total return*	(3.81%)	(.13%)
Ratios to average net assets:A
Net investment income (loss)	(1.89%)	(1.06%)
Total expenses	2.53%	2.50%
Expenses before offsets	2.53%	2.49%
Net expenses	2.52%	2.48%
Portfolio turnover	160%	169%
Net assets, ending (in thousands)	$17,270	$23,131

See notes to financial highlights.

Calvert Small Cap Value Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2009	2008	2007
Net asset value, beginning	$15.61	$18.95	$17.19
Income from investment operations
Net investment income	(.02)	(.04)	.01
Net realized and unrealized gain (loss)	(1.45)	(3.30)	1.75
Total from investment operations	(1.47)	(3.34)	1.76
Total increase (decrease) in net asset value	(1.47)	(3.34)	1.76
Net asset value, ending	$14.14	$15.61	$18.95
Total return*	(9.42%)	(17.63%)	10.24%
Ratios to average net assets: A
Net investment income	(.18%)	(.21%)	.03%
Total expenses	2.09%	1.88%	1.84%
Expenses before offsets	1.70%	1.70%	1.72%
Net expenses	1.69%	1.69%	1.69%
Portfolio turnover	61%	62%	46%
Net assets, ending (in thousands)	$34,051	$31,035	$42,407

	Periods Ended
	September 30,	September 30,
Class A Shares	2006	2005 ^(z)
Net asset value, beginning	$16.16	$15.00
Income from investment operations
Net investment income	(.04)	(.15)
Net realized and unrealized gain (loss)	1.08	1.31
Total from investment operations	1.04	1.16
Distributions from
Net realized gain	(.01)	--
Total distributions	(.01)	--
Total increase (decrease) in net asset value	1.03	1.16
Net asset value, ending	$17.19	$16.16

Total return*	6.43%	7.73%
Ratios to average net assets: A
Net investment income	(.30%)	(1.01%) (a)
Total expenses	1.98%	2.40% (a)
Expenses before offsets	1.77%	1.80% (a)
Net expenses	1.69%	1.69% (a)
Portfolio turnover	63%	39%
Net assets, ending (in thousands)	$28,584	$19,060

See notes to financial highlights.

Calvert Small Cap Value Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2009	2008	2007
Net asset value, beginning	$15.08	$18.50	$16.94
Income from investment operations
Net investment income	(.12)	(.20)	(.13)
Net realized and unrealized gain (loss)	(1.41)	(3.22)	1.69
Total from investment operations	(1.53)	(3.42)	1.56
Total increase (decrease) in net asset value	(1.53)	(3.42)	1.56
Net asset value, ending	$13.55	$15.08	$18.50

Total return*	(10.15%)	(18.49%)	9.21%
Ratios to average net assets: A
Net investment income	(1.17%)	(1.21%)	(.96%)
Total expenses	3.64%	3.22%	3.29%
Expenses before offsets	2.70%	2.70%	2.72%
Net expenses	2.69%	2.69%	2.69%
Portfolio turnover	61%	62%	46%
Net assets, ending (in thousands)	$1,889	$1,735	$2,095

	Periods Ended
	September 30,	September 30,
Class C Shares	2006	2005 ^^ (z)
Net asset value, beginning	$16.09	$15.70
Income from investment operations
Net investment income	(.12)	(.13)
Net realized and unrealized gain (loss)	.98	.52
Total from investment operations	.86	.39
Distributions from
Net realized gain	(.01)	--
Total distributions	(.01)	--
Total increase (decrease) in net asset value	.85	.39
Net asset value, ending	$16.94	$16.09

Total return*	5.34%	2.48%
Ratios to average net assets: A
Net investment income	(1.29%)	(2.04%) (a)
Total expenses	6.11%	21.28% (a)
Expenses before offsets	2.77%	2.80% (a)
Net expenses	2.69%	2.69% (a)
Portfolio turnover	63%	24%
Net assets, ending (in thousands)	$734	$203

See notes to financial highlights.

Calvert Mid Cap Value Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2009	2008	2007
Net asset value, beginning	$15.32	$20.45	$18.39
Income from investment operations
Net investment income	.05	(.03)	(.02)
Net realized and unrealized gain (loss)	(1.09)	(4.62)	2.26
Total from investment operations	(1.04)	(4.65)	2.24
Distributions from
Net investment income	--	--	(.03)
Net realized gain	--	(.48)	(.15)
Total distributions	--	(.48)	(.18)
Total increase (decrease) in net asset value	(1.04)	(5.13)	2.06
Net asset value, ending	$14.28	$15.32	$20.45
Total return*	(6.79%)	(23.26%)	12.24%
Ratios to average net assets: A
Net investment income	.41%	(.16%)	(.11%)
Total expenses	2.00%	1.72%	1.66%
Expenses before offsets	1.60%	1.61%	1.62%
Net expenses	1.59%	1.59%	1.59%
Portfolio turnover	40%	49%	43%
Net assets, ending (in thousands)	$26,867	$32,611	$46,486

	Periods Ended
	September 30,	September 30,
Class A Shares	2006	2005^(z)
Net asset value, beginning	$17.16	$15.00
Income from investment operations
Net investment income	.04	(.14)
Net realized and unrealized gain (loss)	1.42	2.30
Total from investment operations	1.46	2.16
Distributions from
Net investment income	--	--
Net realized gain	(.23)	--
Total distributions	(.23)	--
Total increase (decrease) in net asset value	1.23	2.16
Net asset value, ending	$18.39	$17.16
Total return*	8.60%	14.40%
Ratios to average net assets: A
Net investment income	.27%	(.89%) (a)
Total expenses	1.76%	2.29% (a)
Expenses before offsets	1.67%	1.69% (a)
Net expenses	1.59%	1.59% (a)
Portfolio turnover	37%	55%
Net assets, ending (in thousands)	$34,010	$19,362

See notes to financial highlights.

Calvert Mid Cap Value Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2009	2008	2007
Net asset value, beginning	$14.82	$20.00	$18.13
Income from investment operations
Net investment income	(.06)	(.22)	(.11)
Net realized and unrealized gain (loss)	(1.08)	(4.48)	2.13
Total from investment operations	(1.14)	(4.70)	2.02
Distributions from
Net realized gain	--	(.48)	(.15)
Total distributions	--	(.48)	(.15)
Total increase (decrease) in net asset value	(1.14)	(5.18)	1.87
Net asset value, ending	$13.68	$14.82	$20.00

Total return*	(7.69%)	(24.04%)	11.17%
Ratios to average net assets: A
Net investment income	(.58%)	(1.17%)	(1.09%)
Total expenses	3.33%	2.82%	2.86%
Expenses before offsets	2.60%	2.61%	2.62%
Net expenses	2.59%	2.59%	2.59%
Portfolio turnover	40%	49%	43%
Net assets, ending (in thousands)	$2,434	$2,591	$3,636

	Periods Ended
	September 30,	September 30,
Class C Shares	2006	2005^^(z)
Net asset value, beginning	$17.09	$16.62
Income from investment operations
Net investment income	(.08)	(.13)
Net realized and unrealized gain (loss)	1.35	.60
Total from investment operations	1.27	.47
Distributions from
Net realized gain	(.23)	--
Total distributions		(.23)	--
Total increase (decrease) in net asset value	1.04	.47
Net asset value, ending	$18.13	$17.0

Total return*	7.51%	2.83%
Ratios to average net assets: A
Net investment income	(.66%)	(1.86%) (a)
Total expenses	4.44%	11.25% (a)
Expenses before offsets	2.67%	2.69% (a)
Net expenses	2.59%	2.59% (a)
Portfolio turnover	37%	34%
Net assets, ending (in thousands)	$1,366	$382

See notes to financial highlights.

Calvert Global Alternative Energy Fund Financial Highlights

		Periods Ended
	September 30,	September 30,	September 30,
Class A Shares	2009 (z)	2008 (z)	2007##(z)
Net asset value, beginning	$12.35	$16.35	$15.00
Income from investment operations
Net investment income	(.02)	(.15)	(.05)
Net realized and unrealized gain (loss)	(1.88)	(3.85)	1.40
Total from investment operations	(1.90)	(4.00)	1.35
Total increase (decrease) in net asset value	(1.90)	(4.00)	1.35
Net asset value, ending	$10.45	$12.35	$16.35

Total return*	(15.38%)	(24.46%)	9.00%
Ratios to average net assets: A
Net investment income	(.25%)	(.89%)	(1.04%) (a)
Total expenses	2.37%	2.23%	4.94% (a)
Expenses before offsets	1.85%	1.86%	1.88% (a)
Net expenses	1.85%	1.85%	1.85% (a)
Portfolio turnover	61%	54%	2%
Net assets, ending (in thousands)	$198,077	$173,942	$27,537

		Periods Ended
	September 30,	September 30,	September 30,
Class C Shares	2009 (z)	2008 (z)	2007###(z)
Net asset value, beginning	$12.23	$16.36	$15.66
Income from investment operations
Net investment income	(.10)	(.30)	(.05)
Net realized and unrealized gain (loss)	(1.87)	(3.83)	.75
Total from investment operations	(1.97)	(4.13)	.70
Total increase (decrease) in net asset value	(1.97)	(4.13)	.70
Net asset value, ending	$10.26	$12.23	$16.36

Total return*	(16.11%)	(25.24%)	4.47%
Ratios to average net assets: A
Net investment income	(1.24%)	(1.86%)	(2.23%) (a)
Total expenses	3.20%	2.98%	7.70% (a)
Expenses before offsets	2.85%	2.86%	2.88% (a)
Net expenses	2.85%	2.85%	2.85% (a)
Portfolio turnover	61%	54%	1%
Net assets, ending (in thousands)	$42,224	$36,348	$1,515

See notes to financial highlights.

Calvert Global Water Fund Financial Highlights

	Periods Ended
	September 30,	September 30,
Class A Shares	2009 (z)	2008####
Net asset value, beginning	$15.00	$15.00
Income from investment operations
Net investment income	.11	--
Net realized and unrealized gain (loss)	(.26)	--
Total from investment operations	(.15)	--
Total increase (decrease) in net asset value	(.15)	--
Net asset value, ending	$14.85	$15.00

Total return*	(1.00%)	--
Ratios to average net assets: A
Net investment income	.87%	--
Total expenses	5.78%	--
Expenses before offsets	1.99%	--
Net expenses	1.85%	--
Portfolio turnover	58%	--
Net assets, ending (in thousands)	$9,365	$1,000

	Periods Ended
	September 30,	September 30,
Class C Shares	2009 (z)	2008####
Net asset value, beginning	$15.00	$15.00
Income from investment operations
Net investment income	**	--
Net realized and unrealized gain (loss)	(.30)	--
Total from investment operations	(.30)	--
Total increase (decrease) in net asset value	(.30)	--
Net asset value, ending	$14.70	$15.00

Total return*	(2.00%)	--
Ratios to average net assets: A
Net investment income	.03%	--
Total expenses	11.38%	--
Expenses before offsets	2.99%	--
Net expenses	2.85%	--
Portfolio turnover	58%	--
Net assets, ending (in thousands)	$915	$1

See notes to financial highlights.

Calvert Global Water Fund Financial Highlights

	Periods Ended
	September 30,	September 30,
Class Y Shares	2009 (z)	2008####
Net asset value, beginning	$15.00	$15.00
Income from investment operations
Net investment income	.08	--
Net realized and unrealized gain (loss)	(.25)	--
Total from investment operations	(.17)	--
Total increase (decrease) in net asset value	(.17)	--
Net asset value, ending	$14.83	$15.00

Total return*	(1.13%)	--
Ratios to average net assets: A
Net investment income	.60%	--
Total expenses	145.92%	--
Expenses before offsets	1.74%	--
Net expenses	1.60%	--
Portfolio turnover	58%	--
Net assets, ending (in thousands)	$31	$1

See notes to financial highlights.

Calvert Large Cap Value Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2009 (z)	2008	2007 (z)
Net asset value, beginning	$46.85	$67.86	$63.25
Income from investment operations
Net investment income (loss)	.68	1.03	.75
Net realized and unrealized gain (loss)	(5.08)	(16.17)	8.24
Total from investment operations	(4.40)	(15.14)	8.99
Distributions from
Net investment income	(.93)	(0.84)	(.87)
Net realized gain	(.01)	(5.03)	(3.51)
Total distributions	(.94)	(5.87)	(4.38)
Total increase (decrease) in net asset value	(5.34)	(21.01)	4.61
Net asset value, ending	$41.51	$46.85	$67.86
Total return*	(8.91%)	(24.05%)	14.58%
Ratios to average net assets:A
Net investment income (loss)	1.97%	1.55%	1.13%
Total expenses	2.18%	1.15%	1.16%
Expenses before offsets	1.23%	1.15%	1.16%
Net expenses	1.23%	1.15%	1.16%
Portfolio turnover	31%	37%	51%
Net assets, ending (in thousands)	$5,701	$4,554	$7,201

	Periods Ended
	September 30,	September 30,
Class A Shares	2006 (z)	2005
Net asset value, beginning	$61.14	$58.62
Income from investment operations
Net investment income (loss)	.80	1.26
Net realized and unrealized gain (loss)	8.09	6.46
Total from investment operations	8.89	7.72
Distributions from
Net investment income	(.59)	(1.53)
Net realized gain	(6.19)	(3.67)
Total distributions	(6.78)	(5.20)
Total increase (decrease) in net asset value	2.11	2.52
Net asset value, ending	$63.25	$61.14

Total return*	15.87%	13.65%
Ratios to average net assets:A
Net investment income (loss)	1.34%	1.03%
Total expenses	1.17%	1.22%
Expenses before offsets	1.17%	1.22%
Net expenses	1.17%	1.22%
Portfolio turnover	55%	63%
Net assets, ending (in thousands)	$2,903	$875

See notes to financial highlights.

Calvert Large Cap Value Fund Financial Highlights

Period Ended
September 30,
Class C Shares	2009(z)^^^^^
Net asset value, beginning	$33.72
Income from investment operations
Net investment income	.15
Net realized and unrealized gain	7.74
Total from investment operations	7.89
Distributions from
Net investment income	**
Total distributions	**
Total increase (decrease) in net asset value	7.89
Net asset value, ending	$41.61
Total return*	23.41%
Ratios to average net assets: A
Net investment income	.58%(a)
Total expenses	19.77%(a)
Expenses before offsets	2.35%(a)
Net expenses	2.35%(a)
Portfolio turnover	20%
Net assets, ending (in thousands)	$182

See notes to financial highlights.

Calvert Large Cap Value Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class Y Shares	2009(z)	2008	2007(z)
Net asset value, beginning	$47.32	$68.56	$63.81
Income from investment operations
Net investment income (loss)	.81	1.05	.93
Net realized and unrealized gain (loss)	(5.18)	(16.22)	8.32
Total from investment operations	(4.37)	(15.17)	9.25
Distributions from
Net investment income	(1.09)	(1.04)	(.99)
Net realized gain	(.01)	(5.03)	(3.51)
Total distributions	(1.10)	(6.07)	(4.50)
Total increase (decrease) in net asset value	(5.47)	21.24	4.75
Net asset value, ending	$41.85	$47.32	$68.56
Total return*	(8.70%)	(23.89%)	14.88%
Ratios to average net assets:A
Net investment income (loss)	2.32%	1.80%	1.38%
Total expenses	1.27%	90%	.91%
Expenses before offsets	.98%	90%	.91%
Net expenses	.98%	90%	.91%
Portfolio turnover	31%	37%	51%
Net assets, ending (in thousands)	$73,369	$82,922	$95,460

	Years Ended
	September 30,	September 30,
Class Y Shares	2006 (z)	2005
Net asset value, beginning	$61.56	$58.15
Income from investment operations
Net investment income (loss)	.96	.90
Net realized and unrealized gain (loss)	8.13	6.97
Total from investment operations	9.09	7.87
Distributions from
Net investment income	(.65)	(.79)
Net realized gain	(6.19)	(3.67)
Total distributions	(6.84)	(4.46)
Total increase (decrease) in net asset value	2.25	3.41
Net asset value, ending	$63.81	$61.56

Total return*	16.13%	13.96%
Ratios to average net assets:A
Net investment income (loss)	1.59%	1.51%
Total expenses	.92%	.97%
Expenses before offsets	.92%	.97%
Net expenses	.92%	.97%
Portfolio turnover	55%	63%
Net assets, ending (in thousands)	$80,383	$65,755

See notes to financial highlights.

Calvert Conservative Allocation Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2009	2008	2007
Net asset value, beginning	$14.52	$16.45	$15.81
Income from investment operations
Net investment income	.45	.62	.55
Net realized and unrealized gain (loss)	(.04)	(1.70)	.74
Total from investment operations	.41	(1.08)	1.29
Distributions from
Net investment income	(.45)	(.62)	(.55)
Net realized gain	(.19)	(.23)	(.10)
Total distributions	(.64)	(.85)	(.65)
Total increase (decrease) in net asset value	(.23)	(1.93)	.64
Net asset value, ending	$14.29	$14.52	$16.45
Total return*	3.48%	(6.90%)	8.27%
Ratios to average net assets: A,B
Net investment income	3.41%	3.92%	3.55%
Total expenses	1.04%	1.07%	1.35%
Expenses before offsets	.44%	.44%	.44%
Net expenses	.44%	.44%	.44%
Portfolio turnover	24%	13%	11%
Net assets, ending (in thousands)	$23,300	$17,551	$12,265

	Periods Ended
	September 30,	September 30,
Class A Shares	2006	2005 ^^^
Net asset value, beginning	$15.42	$15.00
Income from investment operations
Net investment income	.42	.08
Net realized and unrealized gain (loss)	.40	.42
Total from investment operations	.82	.50
Distributions from
Net investment income	(.42)	(.08)
Net realized gain	(.01)	--
Total distributions	(.43)	(.08)
Total increase (decrease) in net asset value	.39	.42
Net asset value, ending	$15.81	$15.42
Total return*	5.40%	3.34%
Ratios to average net assets: A,B
Net investment income	2.91%	1.69% (a)
Total expenses	2.62%	9.04% (a)
Expenses before offsets	.87%	1.00% (a)
Net expenses	.87%	1.00% (a)
Portfolio turnover	9%	4%
Net assets, ending (in thousands)	$6,258	$1,968

See notes to financial highlights.

Calvert Conservative Allocation Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2009	2008	2007
Net asset value, beginning	$14.45	$16.40	$15.77
Income from investment operations
Net investment income	.26	.41	.31
Net realized and unrealized gain (loss)	(.03)	(1.72)	.73
Total from investment operations	.23	(1.31)	1.04
Distributions from
Net investment income	(.26)	(.41)	(.31)
Net realized gain	(.19)	(.23)	(.10)
Total distributions	(.45)	(.64)	(.41)
Total increase (decrease) in net asset value	(.22)	(1.95)	.63
Net asset value, ending	$14.23	$14.45	$16.40
Total return*	2.05%	(8.28%)	6.67%
Ratios to average net assets: A,B
Net investment income	1.99%	2.54%	1.99%
Total expenses	1.88%	1.85%	2.09%
Expenses before offsets	1.88%	1.85%	2.00%
Net expenses	1.88%	1.85%	2.00%
Portfolio turnover	24%	13%	11%
Net assets, ending (in thousands)	$5,747	$4,408	$4,036

	Periods Ended
	September 30,	September 30,
Class C Shares	2006	2005^^^
Net asset value, beginning	$15.40	$15.00
Income from investment operations
Net investment income	.28	.03
Net realized and unrealized gain (loss)	.38	.40
Total from investment operations	.66	.43
Distributions from
Net investment income	(.28)	(.03)
Net realized gain	(.01)	--
Total distributions	(.29)	(.03)
Total increase (decrease) in net asset value	.37	.40
Net asset value, ending	$15.77	$15.40
Total return*	4.28%	2.90%
Ratios to average net assets: A,B
Net investment income	1.87%	.61% (a)
Total expenses	3.42%	9.34% (a)
Expenses before offsets	2.00%	2.00% (a)
Net expenses	2.00%	2.00% (a)
Portfolio turnover	9%	4%
Net assets, ending (in thousands)	$2,314	$998

See notes to financial highlights.

Calvert Moderate Allocation Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2009	2008	2007
Net asset value, beginning	$14.83	$18.30	$16.81
Income from investment operations
Net investment income	.23	.37	.32
Net realized and unrealized gain (loss)	(.51)	(3.17)	1.59
Total from investment operations	(.28)	(2.80)	1.91
Distributions from
Net investment income	(.22)	(.37)	(.32)
Net realized gain	(.39)	(.30)	(.10)
Total distributions	(.61)	(.67)	(.42)
Total increase (decrease) in net asset value	(.89)	(3.47)	1.49
Net asset value, ending	$13.94	$14.83	$18.30
Total return*	(.95%)	(15.82%)	11.46%
Ratios to average net assets: A,B
Net investment income	1.85%	2.12%	1.71%
Total expenses	.83%	.71%	.75%
Expenses before offsets	.80%	.71%	.75%
Net expenses	.80%	.71%	.75%
Portfolio turnover	25%	5%	3%
Net assets, ending (in thousands)	$77,805	$74,972	$71,746

	Periods Ended
	September 30,	September 30,
Class A Shares	2006	2005^^^
Net asset value, beginning	$15.88	$15.00
Income from investment operations
Net investment income	.18	.02
Net realized and unrealized gain (loss)	.92	.87
Total from investment operations	1.10	.89
Distributions from
Net investment income	(.17)	(.01)
Net realized gain	**	--
Total distributions	(.17)	(.01)
Total increase (decrease) in net asset value	.93	.88
Net asset value, ending	$16.81	$15.88
Total return*	7.00%	5.95%
Ratios to average net assets: A,B
Net investment income	1.08%	.43% (a)
Total expenses	1.12%	3.99% (a)
Expenses before offsets	.95%	1.00% (a)
Net expenses	.95%	1.00% (a)
Portfolio turnover	5%	1%
Net assets, ending (in thousands)	$33,279	$7,628

See notes to financial highlights.

Calvert Moderate Allocation Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2009	2008	2007
Net asset value, beginning	$14.72	$18.16	$16.69
Income from investment operations
Net investment income	.13	.24	.20
Net realized and unrealized gain (loss)	(.52)	(3.14)	1.56
Total from investment operations	(.39)	(2.90)	1.76
Distributions from
Net investment income	(.15)	(.24)	(.19)
Net realized gain	(.39)	(.30)	(.10)
Total distributions	(.54)	(.54)	(.29)
Total increase (decrease) in net asset value	(.93)	(3.44)	1.47
Net asset value, ending	$13.79	$14.72	$18.16
Total return*	(1.79%)	(16.43%)	10.62%
Ratios to average net assets: A,B
Net investment income	1.03%	1.38%	.97%
Total expenses	1.60%	1.48%	1.50%
Expenses before offsets	1.60%	1.48%	1.50%
Net expenses	1.60%	1.48%	1.50%
Portfolio turnover	25%	5%	3%
Net assets, ending (in thousands)	$17,582	$16,835	$17,564

	Periods Ended
	September 30,	September 30,
Class C Shares	2006	2005^^^
Net asset value, beginning	$15.80	$15.00
Income from investment operations
Net investment income	.05	(.02)
Net realized and unrealized gain (loss)	.91	.82
Total from investment operations	.96	.80
Distributions from
Net investment income	(.07)	--
Net realized gain	**	--
Total distributions	(.07)	--
Total increase (decrease) in net asset value	.89	.80
Net asset value, ending	$16.69	$15.80
Total return*	6.08%	5.33%
Ratios to average net assets: A,B
Net investment income	.07%	(.62%) (a)
Total expenses	1.95%	5.22% (a)
Expenses before offsets	1.94%	2.00% (a)
Net expenses	1.94%	2.00% (a)
Portfolio turnover	5%	1%
Net assets, ending (in thousands)	$8,508	$2,200

See notes to financial highlights.

Calvert Aggressive Allocation Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2009	2008	2007
Net asset value, beginning	$14.45	$19.00	$16.91
Income from investment operations
Net investment income	.15	.23	.22
Net realized and unrealized gain (loss)	(1.00)	(4.21)	2.16
Total from investment operations	(.85)	(3.98)	2.38
Distributions from
Net investment income	(.12)	(.21)	(.21)
Net realized gain	(.45)	(.36)	(.08)
Total distributions	(.57)	(.57)	(.29)
Total increase (decrease) in net asset value	(1.42)	(4.55)	2.09
Net asset value, ending	$13.03	$14.45	$19.00
Total return*	(4.67%)	(21.59%)	14.18%
Ratios to average net assets: A,B
Net investment income	1.35%	1.27%	.96%
Total expenses	1.06%	.87%	.98%
Expenses before offsets	.43%	.43%	.43%
Net expenses	.43%	.43%	.43%
Portfolio turnover	15%	4%	2%
Net assets, ending (in thousands)	$45,307	$43,632	$44,004

	Periods Ended
	September 30,	September 30,
Class A Shares	2006	2005^^^^
Net asset value, beginning	$15.62	$15.00
Income from investment operations
Net investment income	.03	(.01)
Net realized and unrealized gain (loss)	1.31	.63
Total from investment operations	1.34	.62
Distributions from
Net investment income	(.05)	--
Net realized gain	--	--
Total distributions	(.05)	--
Total increase (decrease) in net asset value	1.29	.62
Net asset value, ending	$16.91	$15.62
Total return*	8.59%	4.13%
Ratios to average net assets: A,B
Net investment income	(.11%)	(.59%) (a)
Total expenses	2.08%	15.10% (a)
Expenses before offsets	.83%	1.00% (a)
Net expenses	.83%	1.00% (a)
Portfolio turnover	9%	5%
Net assets, ending (in thousands)	$15,170	$1,380

See notes to financial highlights.

Calvert Aggressive Allocation Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2009	2008	2007
Net asset value, beginning	$14.02	$18.63	$16.74
Income from investment operations
Net investment income	(.01)	.02	**
Net realized and unrealized gain (loss)	(.99)	(4.12)	2.09

Total from investment operations	(1.00)	(4.10)	2.09
Distributions from
Net investment income	(.08)	(.15)	(.12)
Net realized gain	(.45)	(.36)	(.08)
Total distributions	(.53)	(.51)	(.20)

Total increase (decrease) in net asset value	(1.53)	(4.61)	1.89

Net asset value, ending	$12.49	$14.02	$18.63

Total return*	(6.06%)	(22.62%)	12.56%

Ratios to average net assets: A,B
Net investment income	(.19%)	(.01%)	(.32%)

Total expenses	1.94%	1.72%	1.77%

Expenses before offsets	1.92%	1.72%	1.77%
Net expenses	1.92%	1.72%	1.77%

Portfolio turnover	15%	4%	2%

Net assets, ending (in thousands)	$7,445	$6,709	$7,605

	Periods Ended
	September 30,	September 30,
Class C Shares	2006	2005^^^^
Net asset value, beginning	$15.59	$15.00
Income from investment operations
Net investment income	(.11)	(.05)
Net realized and unrealized gain (loss)	1.27	.64
Total from investment operations	1.16	.59
Distributions from
Net investment income	(.01)	--
Net realized gain	--	--
Total distributions	(.01)	--
Total increase (decrease) in net asset value	1.15	.59
Net asset value, ending	$16.74	$15.59

Total return*	7.43%	3.93%
Ratios to average net assets: A,B
Net investment income	(1.24%)	(1.63%) (a)
Total expenses	3.04%	13.06% (a)
Expenses before offsets	2.00%	2.00% (a)
Net expenses	2.00%	2.00% (a)
Portfolio turnover	9%	5%
Net assets, ending (in thousands)	$3,240	$832

See notes to financial highlights.

Notes to Financial Statements

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

B Amounts do not include the activity of the underlying funds.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

** Amount was less than (0.01) per share.

*** Distribution was less than .01 per share.

# From October 31, 2008 inception.

## From May 31, 2007 inception

### From July 31, 2007 inception.

#### From September 30, 2008 inception.

^ From October 1, 2004 inception.

^^ From April 1, 2005 inception.

^^^ From April 29, 2005 inception.

^^^^ From June 30, 2005 inception.

^^^^^ From December 12, 2008 inception.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

CALVERT FAMILY OF FUNDS

Calvert offers a broad range of more than 50 mutual funds to meet your investment needs. Our funds involve differing levels of risk, based on the fund's objective and strategies, and investment may involve loss of principal. This chart illustrates a selection of mutual funds in our family along a risk/return spectrum; funds with more aggressive objectives and strategies as determined by the Advisor and as stated in the applicable prospectus are listed at the top.

Higher Risk/Reward Potential

Fund Category	Funds
Sector Funds	Global Alternative Energy ● Global Water ●
Small to Mid-Cap Equity Funds	New Vision Small Cap ■ Small Cap Value ■ International Opportunities ■ Capital Accumulation ■ Mid Cap Value ■
Large-Cap Equity Funds	World Values International Equity ■ Large Cap Growth ■ Social Index Fund ■ CSIF Equity ■ CSIF Enhanced Equity ■ Large Cap Value ▲
Balanced and Asset Allocation Funds	Aggressive Allocation ■ ● Moderate Allocation ■ ● CSIF Balanced ■ Conservative Allocation ■ ●
Bond Funds	High Yield Bond Long-Term Income Income CSIF Bond ■ Tax-Free Bond Short Duration Income Government Short-Term Government Ultra-Short Income
Money Market Funds	CSIF Money Market ■ CTFR Money Market First Government Money Market

Lower Risk/Reward Potential

Calvert SRI Approach: ■ Signature ● Solution ▲ SAGE™

SRI is the acronym for Sustainable and Responsible Investing.

#8625

To Open an Account:
800-368-2748

Performance and Prices:
www.calvert.com
24 hours, 7 days a week

Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Fund is incorporated into this prospectus by reference.

Each Fund's portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Group, Ltd.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745

Each Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert's website at the following Internet address:

www.calvert.com

You can review and copy information about a Fund (including its SAI) at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act file:

No. 811-3334 Calvert Social Investment Fund (CSIF Balanced Portfolio, CSIF Equity Portfolio, CSIF Enhanced Equity Portfolio, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

No. 811- 06563 Calvert World Values Fund, Inc. (CWVF International Equity Fund, Calvert Capital Accumulation Fund and Calvert International Opportunities Fund)

No. 811- 3416 The Calvert Fund (Calvert New Vision Small Cap Fund)

No. 811-09877 Calvert Social Index Series, Inc. (Calvert Social Index Fund)

No. 811-10045 Calvert Impact Fund, Inc. (Calvert Large Cap Growth Fund, Calvert Small Cap Value Fund, Calvert Mid Cap Value Fund, Calvert Global Alternative Energy Fund and Calvert Global Water Fund)

No. 811-22212 (Calvert SAGE Fund: Calvert Large Cap Value Fund)

Printed on recycled paper using soy inks


Sustainable and Socially Responsible Equity Funds

PROSPECTUS
Class I

January 31, 2010

Ticker
Calvert Signature StrategiesTM
Calvert Social Investment Fund ("CSIF") Balanced Portfolio	CBAIX
CSIF Equity Portfolio	CEYIX
Calvert Social Index Fund	CISIX
CSIF Enhanced Equity Portfolio	CMIIX
Calvert Large Cap Growth Fund	CLCIX
Calvert Capital Accumulation Fund	CCPIX
Calvert World Values ("CWVF") International Equity Fund	CWVIX
Calvert International Opportunities Fund	COIIX
Calvert New Vision Small Cap Fund	CVSMX
Calvert Small Cap Value Fund	CSVIX
Calvert Mid Cap Value Fund	CMDIX

Calvert Solution StrategiesTM
Calvert Global Alternative Energy Fund	CAEIX

Calvert Asset Allocation Funds
Calvert Moderate Allocation Fund	CLAIX
Calvert Aggressive Allocation Fund	CAGIX

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Sustainable and Socially Responsible Equity Funds Prospectus

January 31, 2010

FUND SUMMARIES	(This section summarizes Fund fees, investment strategies, risks and past performance.)	4
Calvert Signature StrategiesTM
Calvert Social Investment Fund ("CSIF") Balanced Portfolio		4
CSIF Equity Portfolio		7
Calvert Social Index Fund		10
CSIF Enhanced Equity Portfolio		13
Calvert Large Cap Growth Fund		16
Calvert Capital Accumulation Fund		19
Calvert World Values International Equity Fund		22
Calvert International Opportunities Fund		25
Calvert New Vision Small Cap Fund		28
Calvert Small Cap Value Fund		30
Calvert Mid Cap Value Fund		33
Calvert Solution StrategiesTM
Calvert Global Alternative Energy Fund		36
Calvert Asset Allocation Funds
Calvert Moderate Allocation Fund		39
Calvert Aggressive Allocation Fund		42
ADDITIONAL INFORMATION THAT APPLIES TO ALL FUNDS		45
Buying and Selling Shares		45
Tax Information		45
Payments to Broker/Dealers and Other Financial Intermediaries		45
MORE INFORMATION ON FEES AND EXPENSES	(This section provides details on Fund fees and expenses.)	46
MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS	(This section provides details on Fund investment strategies and risks.)	48
Description of Alternative Energy Indices		53
Fund of Funds Structure		53
Portfolio Holdings		54
ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING	(This section describes the sustainable and socially responsible investment criteria of the Funds.)	54
Calvert Signature StrategiesTM
Investment Selection Process		54
Sustainable and Socially Responsible Investment Criteria		55
Shareholder Advocacy and Corporate Responsibility		58
Calvert Solution StrategiesTM
Investment Selection Process		59
Sustainable and Socially Responsible Investment Criteria		59
Special Investment Programs		60
High Social Impact Investments		60
Special Equities		61
Manager Discovery Program		61
MANAGEMENT OF FUND INVESTMENTS	(This section provides details on Fund investment managers.)	62
About Calvert		62
More Information about the Advisor, Subadvisors and Portfolio Managers		62
Advisory Fees		66
Consulting Fees		67
SHAREHOLDER INFORMATION	(This section provides details on how to purchase and sell Fund shares, how shares are valued, and information on dividends, distributions and taxes.)	68
How to Open an Account		68
How Shares are Priced		69
When Your Account will be Credited		69
How to Sell Shares		70
Other Calvert Features/Policies (Exchanges, Market Timing Policy, etc.)		72
Dividends, Capital Gains and Taxes		74
DESCRIPTION OF UNDERLYING FUNDS	(This section describes underlying Calvert funds in which the Asset Allocation Funds invest.)	76
SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING BY THE UNDERLYING FUNDS	(This section provides information about sustainable and socially responsible investing by underlying Calvert funds in which the Asset Allocation Funds invest.)	82
FINANCIAL HIGHLIGHTS	(This section provides selected information from the financial statements of the Funds.)	87
CSIF Balanced Portfolio		88
CSIF Equity Portfolio		89
Calvert Social Index Fund		90
CSIF Enhanced Equity Portfolio		91
Calvert Large Cap Growth Fund		92
Calvert Capital Accumulation Fund		93
Calvert World Values International Equity Fund		94
Calvert International Opportunities Fund		95
Calvert New Vision Small Cap Fund		96
Calvert Small Cap Value Fund		97
Calvert Mid Cap Value Fund		98
Calvert Global Alternative Energy Fund		99
Calvert Moderate Allocation Fund		100
Calvert Aggressive Allocation Fund		101

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO
Class (Ticker):	I (CBAIX)

INVESTMENT OBJECTIVE

The Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Class I
Management fees	0.55%
Distribution and service (12b-1) fees	None
Other expenses	0.34%
Acquired fund fees and expenses	0.03%
Total annual fund operating expenses	0.92%
Less fee waiver and/or expense reimbursement [1]	(0.17%)
Net expenses	0.75%

1 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. This expense limitation does not limit the Acquired fund fees and expenses paid indirectly by a shareholder. Direct net operating expenses will not exceed 0.72%. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class I
1	$7,659
3	$27,632
5	$49,268
10	$111,570

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade securities, including corporate debt securities, mortgage-backed securities and asset-backed securities. The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). The Fund may also invest in repurchase agreements. An investment grade debt security is rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"), or is an unrated bond determined by the Advisor to be of comparable quality. The Fund may also invest in unrated debt securities.

The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the portfolio quarterly to adjust for changes in market value. The equity portion of the Fund is primarily a large cap core U.S. domestic portfolio, although the Fund may also invest in foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion of the Fund reflects an active trading strategy, seeking total return.

The Subadvisors select the equity investments, while the Advisor manages the fixed-income assets and determines the overall asset class mix for the Fund depending upon its view of market conditions and economic outlook.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks and bonds in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result. For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates may not be correct.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. The Fund's purchase of unrated securities depends on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Active Trading Strategy Risk. The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Repurchase Agreement Risk. A repurchase agreement exposes the fixed income portion of the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of the Fund's current index, its prior index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Year-by-Year Total Return (Class I)

Best Quarter (of periods shown)	Q3 '09	11.60%
Worst Quarter (of periods shown)	Q4 '08	-18.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Average Annual Total Returns(as of 12-31-09)	1 year	5 years	10 years
Class I:
Return before taxes	24.63%	1.32%	1.01%
Return after taxes on distributions	24.09%	0.67%	0.03%
Return after taxes on distributions and sale of Fund shares	16.33%	0.98%	0.40%
Russell 1000 Index*	28.43%	0.79%	-0.49%
Balanced Composite Benchmark*	23.48%	2.34%	2.36%
Lipper Mixed-Asset Target Allocation Growth Funds Avg.	25.28%	1.93%	1.91%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* In December 2009 the Fund changed its broad-based benchmark to the Russell 1000 Index from the Calvert Balanced Composite Benchmark Blend (the "Balanced Composite Benchmark"), 60% of which is comprised of the Russell 1000 Index and 40% of which is comprised of the Barclays Capital U.S. Credit Index, in order to adopt an index that is not blended. The Fund also continues to show the Balanced Composite Benchmark because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Allocation of Assets and Portfolio Managers:
Portfolio Manager Name	Title	Length of Time Managing Fund
Natalie A. Trunow	Senior Vice President, Chief Investment Officer - Equities, Calvert	Since September 2008

Fixed-Income Investments:
Portfolio Manager Name	Title	Length of Time Managing Fund
Gregory Habeeb	Senior Vice President, Portfolio Manager, Calvert	Since January 1997

Equity Investments:

Investment Subadvisors. New Amsterdam Partners LLC ("New Amsterdam") and Profit Investment Management ("Profit")
Portfolio Manager Name	Title	Length of Time Managing Fund
Michelle Clayman, CFA	Managing Partner, Chief Investment Officer, New Amsterdam	Since June 2004
Nathaniel Paull, CFA	Partner, Senior Portfolio Manager, New Amsterdam	Since June 2004
Eugene A. Profit	President, Profit	Since October 2002

_________________________________

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 45 of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
Class (Ticker):	I (CEYIX)

INVESTMENT OBJECTIVE

The Fund seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Class I
Management fees	0.60%
Distribution and service (12b-1) fees	None
Other expenses	0.10%
Total annual fund operating expenses	0.70%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year; and
  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class I
1	$7,151
3	$22,387
5	$38,962
10	$87,054

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor's ("S&P") 500 Index ($1.1 billion to $323.7 billion as of December 31, 2009). The Fund normally seeks to have a weighted average market capitalization of at least $20 billion.

The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.

The Subadvisor looks for established companies with a history of steady earnings growth. The Subadvisor selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Year-by-Year Total Return (Class I)

Best Quarter (of periods shown)	Q2 '09	18.18%
Worst Quarter (of periods shown)	Q4 '08	-24.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Average Annual Total Returns(as of 12-31-09)	1 year	5 years	10 years
Class I:
Return before taxes	34.21%	2.21%	3.60%
Return after taxes on distributions	34.14%	1.62%	3.09%
Return after taxes on distributions and sale of Fund shares	22.33%	1.91%	3.03%
S&P 500 Index	26.47%	0.42%	-0.95%
Lipper Large-Cap Growth Funds Avg.	35.03%	0.89%	-2.90%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. Atlanta Capital Management Company, LLC ("Atlanta Capital")
Portfolio Manager Name	Title	Length of Time Managing Fund
Richard B. England, CFA	Managing Director - Equities and Principal, Atlanta Capital	Since July 2006
William R. Hackney III, CFA	Managing Partner, Atlanta Capital	Since September 1998
Paul J. Marshall, CFA	Vice President and Principal, Atlanta Capital	Since March 2009

_________________________________

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 45 of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT SOCIAL INDEX FUND
Class (Ticker):	I (CISIX)

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Calvert Social Index®, which measures the investment return of large- and mid-capitalization stocks.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Class I
Management fees	0.325%
Distribution and service (12b-1) fees	None
Other expenses	0.305%
Total annual fund operating expenses	0.63%
Less fee waiver and/or expense reimbursement [1]	(0.42%)
Net expenses	0.21%

1 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 0.21%. Calvert has further agreed to contractually limit direct net annual fund operating expenses to 0.21% through January 31, 2016. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class I
1	$2,150
3	$6,746
5	$11,752
10	$50,094

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in about the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days' notice before changing this policy.

Calvert Social Index. The Calvert Social Index measures the performance of those companies that meet the sustainable and socially responsible investment criteria and that are selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, included in the Dow Jones Total Market Index (the "Dow Jones TMI"). The Dow Jones TMI represents the top 95% of U.S. companies based on float-adjusted market capitalization, excluding the very smallest and least-liquid stocks. As of December 31, 2009, the capitalization range of the Calvert Social Index was $427 million to $271.2 billion, and the weighted average capitalization was $73.1 billion. The Fund seeks to have a weighted average capitalization that approximates that of the Index. As of December 31, 2009, there were 660 companies in the Index, though this number will change over time due to company mergers or changes due to Calvert's evaluation of an issuer's conduct relative to the Fund's sustainable and socially responsible investment criteria. The Index is reconstituted once a year based on an updated list of the 1,000 largest U.S. companies. The Index is also reviewed quarterly to adjust for sustainable and socially responsible investment criteria and other factors.

Sustainable and Socially Responsible Investing. The Fund's sustainable and socially responsible investment criteria are described in the Fund's Prospectus under "About Sustainable and Socially Responsible Investing." Calvert continuously evaluates the performance of companies included in the Calvert Social Index to ensure compliance with these criteria.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible while satisfying its investment criteria, including financial, sustainability and social responsibility factors, the Fund will not be able to match the performance of the index exactly.

Stock Market Risk. The stock market or the Calvert Social Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Year-by-Year Total Return (Class I)

Best Quarter (of periods shown)	Q2 '09	18.39%
Worst Quarter (of periods shown)	Q4 '08	-25.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12-31-09)	1 year	5 years	Since Inception (6/30/00)
Class I:
Return before taxes	34.84%	-0.55%	-2.77%
Return after taxes on distributions	34.56%	-0.76%	-2.96%
Return after taxes on distributions and sale of Fund shares	23.01%	-0.45%	-2.33%
Calvert Social Index	35.12%	0.11%	-2.26%
Lipper Multi-Cap Core Funds Avg.	32.01%	0.90%	1.13%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. World Asset Management, Inc. ("World Asset")
Portfolio Manager Name	Title	Length of Time Managing Fund
Kevin K. Yousif	Director, Domestic Investments, World Asset	Since October 2000
Eric R. Lessnau	Portfolio Manager, World Asset	Since December 2008

_________________________________

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 45 of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT SOCIAL INVESTMENT FUND ENHANCED EQUITY PORTFOLIO
Class (Ticker):	I (CMIIX)

INVESTMENT OBJECTIVE

The Fund seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Class I
Management fees	0.70%
Distribution and service (12b-1) fees	None
Other expenses	0.25%
Total annual fund operating expenses	0.95%
Less fee waiver and/or expense reimbursement [1]	(0.14%)
Net expenses	0.81%

1 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 0.81%. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class I
1	$8,270
3	$28,876
5	$51,185
10	$115,359

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

Investing primarily in common stock of U.S. companies that meet its sustainable and socially responsible investment criteria, the Fund creates a portfolio whose characteristics closely resemble those of the Russell 1000 Index, while emphasizing the stocks which the Fund believes offer the greatest potential for return. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Fund follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Advisor actively uses proprietary quantitative analytical models, as well as qualitative bottom-up research, to attempt to enhance the Fund's performance relative to the Index. At least 65% of the Fund's total assets will be invested in stocks that are in the Russell 1000 Index, which measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of December 31, 2009, the capitalization range of the Index was $263 million to
$323.7 billion. The Fund normally seeks to have a weighted average market capitalization of at least $20 billion.

The Fund may also purchase foreign stocks not exceeding 25% of the Fund's net assets, as well as smaller capitalization names. Any investments not in the Index will meet the Fund's sustainable and socially responsible investment criteria and will be selected to track the Index's risk/return characteristics. The Advisor rebalances the Fund at least quarterly to maintain its risk exposure relative to the Index.

In implementing the investment strategy, the Advisor identifies stocks in the Russell 1000 Index which meet the Fund's sustainable and socially responsible investment criteria. From this list of stocks, the Advisor chooses a portfolio of stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though stocks and certain industries may be eliminated from the Fund by applying the sustainable and socially responsible investment criteria, the Advisor will seek to select substitutes that will attempt to mimic the return characteristics of the missing industries and stocks.

The Advisor also employs proprietary quantitative multifactor models as well as proprietary fundamental research to identify stocks that it believes have the greatest potential for superior performance. Each security identified for potential investment is ranked according to three separate measures: growth, value, and market sentiment. These three measures are combined to create a single composite score for each stock. This score is then complemented with proprietary fundamental equity research, with sustainable and socially responsible investment criteria inputs, from the Advisor's research analysts to arrive at a final assessment of each stock's attractiveness. The Fund is constructed from highly-ranked securities that meet its sustainable and socially responsible investment criteria, weighted through a mathematical process that seeks to reduce active risk versus the Russell 1000 Index. The Advisor may sell a security when it no longer appears attractive under this process.

Tracking the Russell 1000 Index. The Advisor expects the annual tracking error, relative to the return of the Russell 1000 Index before deducting expenses, to be within certain limits established by the Advisor. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund or the enhanced equity modeling portfolio may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market or the Russell 1000 Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Year-by-Year Total Return (Class I)

Best Quarter (of periods shown)	Q3 '09	17.40%
Worst Quarter (of periods shown)	Q4 '08	-23.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12-31-09)	1 year	5 years	10 years
Class I:
Return before taxes	30.44%	-1.12%	-0.84%
Return after taxes on distributions	30.23%	-1.62%	-1.11%
Return after taxes on distributions and sale of Fund shares	20.07%	-0.87%	-0.66%
Russell 1000 Index	28.43%	0.79%	-0.49%
Lipper Large-Cap Core Funds Avg.	27.14%	0.47%	-0.47%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.
Portfolio Manager Name	Title	Length of Time Managing Fund
Natalie A. Trunow	Senior Vice President, Chief Investment Officer - Equities, Calvert	Since June 2009

_________________________________

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 45 of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT LARGE CAP GROWTH FUND
Class (Ticker):	I (CLCIX)

INVESTMENT OBJECTIVE

The Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more) through holdings that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Standard & Poor's ("S&P") 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Class I
Management fees	0.57%
Distribution and service (12b-1) fees	None
Other expenses	0.11%
Total annual fund operating expenses	0.68%
Less fee waiver and/or expense reimbursement [1]	(0.01%)
Net Expense	0.67%

1   Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 0.90%. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires. The contractual expense cap is exclusive of any performance fee adjustment.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class I
1	$6,845
3	$21,654
5	$37,769
10	$84,559

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests in a diversified portfolio of U.S. common stocks of companies that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in large-cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund defines large-cap companies as those whose market capitalization falls within the range of the S&P 500 Index ($1.1 billion to $323.7 billion as of December 31, 2009). The S&P 500 Index is reconstituted from time to time. The Fund normally seeks to have a weighted average market capitalization of at least $10 billion.

The Subadvisor employs several multi-factor computer models to identify companies with above-average growth and momentum characteristics. The Fund may also invest up to 25% of its net assets in foreign securities.

As part of a secondary strategy, the Subadvisor may purchase or sell stock index futures and may purchase options on exchange-traded stock indices and stock index futures for purposes of hedging, speculation or leverage. Stock index futures and options are derivatives. The Subadvisor would use these investments only to keep the Fund's long-term average market risk roughly equal to that of the market itself. The Fund may use these kinds of futures and options to increase exposure to the stock market when the Subadvisor perceives market conditions are favorable and to decrease exposure to the stock market when it perceives market conditions are unfavorable. To increase exposure, the Fund may establish long stock index futures positions or buy exchange-traded call options on both stock indices and stock index futures. To decrease exposure, the Fund may establish short stock index futures positions or buy exchange-traded put options on both stock indices and stock index futures. At any time, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Subadvisor does not intend to leverage overall market risk in the long term.

The Subadvisor purchases and sells securities for the Fund's portfolio based on information derived from its proprietary stock ranking and rating models. Stocks that are rated as sufficiently attractive in the models may be purchased. When a Fund holding deteriorates in ranking or rating, it may be sold.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Stock Index Futures and Options Risk. Using stock index futures and options may increase the Fund's volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative's value do not correspond to changes in the value of the Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. ("Bridgeway") was reorganized into the Class I shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/00. Performance results prior to 10/31/00 for Class I shares of the Calvert Large Cap Growth Fund reflect the performance of Bridgeway since its inception on 8/5/94.

Year-by-Year Total Return (Class I)

Best Quarter (of periods shown)	Q3 '09	15.78%
Worst Quarter (of periods shown)	Q4 '08	-25.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Average Annual Total Returns (as of 12-31-09)	1 year	5 years	10 years
Class I:
Return before taxes	33.42%	-0.59%	-1.49%
Return after taxes on distributions	33.32%	-0.65%	-1.84%
Return after taxes on distributions and sale of Fund shares	21.85%	-0.49%	-1.40%
S&P 500 Index	26.47%	0.42%	-0.95%
Lipper Large-Cap Growth Funds Avg.	35.03%	0.89%	-2.90%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. Bridgeway Capital Management, Inc. ("Bridgeway Capital")
Portfolio Manager Name	Title	Length of Time Managing Fund
John N.R. Montgomery	President, Bridgeway Capital	Since August 1994

___________________________________

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 45 of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT CAPITAL ACCUMULATION FUND
Class (Ticker):	I (CCPIX)

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Class I
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.53%
Total annual fund operating expenses	1.28%
Less fee waiver and/or expense reimbursement [1]	(0.42%)
Net expenses	0.86%

1 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 0.86%. Only the Board of Directors of the Fund may terminate the Fund's expense cap for the contractual period.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class I
1	$8,778
3	$36,439
5	$66,196
10	$150,832

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in the common stocks of mid-size U.S. companies. The Fund currently defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Growth Index ($263 million to $15.5 billion as of December 31, 2009). The Russell Midcap Growth Index is reconstituted annually. The Fund normally seeks to have a weighted average market capitalization between $2 billion and $12 billion.

Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price. The Fund may also invest up to 25% of its net assets in foreign securities.

The Fund is non-diversified.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing the prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Year-by-Year Total Return (Class I)

Best Quarter (of periods shown)	Q4 '01	22.61%
Worst Quarter (of periods shown)	Q4 '08	-25.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Average Annual Total Returns (as of 12-31-09)	1 year	5 years	10 years
Class I:
Return before taxes	31.71%	-0.09%	0.19%
Return after taxes on distributions	31.71%	-0.13%	-0.26%
Return after taxes on distributions and sale of Fund shares	20.61%	-0.08%	0.09%
Russell Midcap Growth Index	46.29%	2.40%	-0.52%
Lipper Mid-Cap Growth Funds Avg.	40.40%	1.63%	0.11%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. New Amsterdam Partners LLC ("New Amsterdam")
Portfolio Manager Name	Title	Length of Time Managing Fund
Michelle Clayman, CFA	Managing Partner, Chief Investment Officer, New Amsterdam	Since September 2005
Nathaniel Paull, CFA	Partner, Senior Portfolio Manager, New Amsterdam	Since September 2005

___________________________________

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 45 of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND
Class (Ticker):	I (CWVIX)

INVESTMENT OBJECTIVE

The Fund seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Class I
Management fees	0.89%
Distribution and service (12b-1) fees	None
Other expenses	0.19%
Total annual fund operating expenses [1]	1.08%

1     Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 1.10%. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year; and
  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class I
1	$11,012
3	$34,347
5	$59,548
10	$131,718

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 135% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of foreign companies (common and preferred stock and the depositary receipts on such stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Using a core investment approach, the Fund invests primarily in common and preferred stocks of non-U.S. large-cap companies. The Fund defines non-U.S. large-cap companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East ("EAFE") Global Investable Market Index ("IMI") ($25 million to $198.4 billion as of December 31, 2009). MSCI Barra reassesses the MSCI EAFE IMI quarterly and conducts full updating reviews twice per year and partial reviews in the other two quarters. The Fund normally seeks to have a weighted average market capitalization of at least $10 billion.

The Fund generally holds stocks of companies from the constituent countries of the MSCI EAFE IMI, but may opportunistically invest in other countries, including emerging markets stocks. The Advisor and the Subadvisors focus on deriving returns from individual stock selection (bottom-up). The Advisor and the Subadvisors utilize fundamental insights arrived at through qualitative and quantitative analysis of a broad range of non-U.S. securities to identify stocks expected to provide returns superior to that of the benchmark. The Advisor attempts to control the portfolio's risk level and maximize the Fund's return potential relative to the MSCI EAFE IMI benchmark by balancing the risks and opportunities from each of the Advisor's or Subadvisor's portfolios. The Advisor may shift allocations among the Advisor and the Subadvisors depending on market conditions, the Advisor's or Subadvisors' respective style biases, and performance opportunities.

The Fund invests no more than 5% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See "Special Investment Programs" in this Prospectus.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value (including stock markets outside the U.S.), causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer's ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Multi-Manager Risk. While the Advisor monitors the overall management of the Fund, the Advisor and the Subadvisors make investment decisions independently from each other. It is possible that the Advisor's and each Subadvisor's investment styles may not always be complementary, which could affect the performance and transaction costs of the Fund.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Year-by-Year Total Return (Class I)

Best Quarter (of periods shown)	Q2 '09	23.79%
Worst Quarter (of periods shown)	Q4 '08	-23.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns(as of 12-31-09)	1 year	5 years	10 years
Class I:
Return before taxes	22.88%	-0.60%	-1.79%
Return after taxes on distributions	22.93%	-1.47%	-2.39%
Return after taxes on distributions and sale of Fund shares	15.62%	-0.30%	-1.43%
MSCI EAFE IMI	33.91%	4.14%	1.45%
Lipper International Multi-Cap Value Funds Avg.	31.16%	2.68%	1.96%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.
Portfolio Manager Name	Title	Length of Time Managing Fund
Natalie A. Trunow	Senior Vice President, Chief Investment Officer -- Equities, Calvert	Since December 2009

Investment Subadvisors. Thornburg Investment Management ("Thornburg") and Martin Currie, Inc. ("Martin Currie")
Portfolio Manager Name	Title	Length of Time Managing Fund
William V. Fries, CFA	Co-Portfolio Manager, Managing Director, Thornburg	Since December 2009
Wendy Trevisani	Co-Portfolio Manager, Managing Director, Thornburg	Since December 2009
Lei "Rocky" Wang, CFA	Co-Portfolio Manager, Managing Director, Thornburg	Since December 2009
James Fairweather	Chief Investment Officer, Head of Global Equities, Martin Currie	Since December 2009
David Sheasby	Director, Portfolio Manager, Martin Currie	Since December 2009
Christine Montgomery	Director, Portfolio Manager, Martin Currie	Since December 2009

_________________________________

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 45 of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT INTERNATIONAL OPPORTUNITIES FUND
Class (Ticker):	I (COIIX)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation through holdings that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Class I
Management fees	0.95%
Distribution and service (12b-1) fees	None
Other expenses	1.15%
Total annual fund operating expenses	2.10%
Less fee waiver and/or expense reimbursement [1]	(0.90%)
Net expenses	1.20%

1 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 1.20%. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class I
1	$12,228
3	$57,097
5	$104,607
10	$235,974

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East ("EAFE") Small-Mid ("SMID") Index ($25 million to $14.9 billion as of December 31, 2009). MSCI Barra reassesses the MSCI EAFE SMID Index quarterly and conducts full updating reviews twice per year and partial reviews in the other two quarters. The Fund normally seeks to have a weighted average market capitalization of approximately $5 billion.

The Fund invests no more than 10% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See "Special Investment Programs" in this Prospectus.

The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world if the Subadvisor deems the company attractive. The Subadvisor's stock selection process does not utilize a pre-determined geographic allocation, and the Subadvisor primarily uses a bottom-up approach focused on fundamental analysis of stocks of individual companies across all geographic regions. The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.

Attractive companies are identified through a combination of valuation and growth metrics that seeks to identify companies with a sustainable competitive advantage. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

Although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value (including stock markets outside the U.S.), causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer's ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of the Fund's current index, its prior index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Year-by-Year Total Return (Class I)

Best Quarter (of periods shown)	Q2 '09	24.14%
Worst Quarter (of periods shown)	Q4 '08	-24.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12-31-09)	1 year	Since Inception (5/31/07)
Class I:
Return before taxes	35.39%	-8.55%
Return after taxes on distributions	36.03%	-8.52%
Return after taxes on distributions and sale of Fund shares	24.47%	-6.94%
MSCI EAFE SMID Index*	39.80%	-12.55%
S&P Developed BMI Ex-U.S. SmallCap*	45.07%	-12.19%
Lipper International Small/Mid Cap Core Funds Avg.	44.53%	-11.15%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* In September 2009 the Fund changed its broad-based benchmark to the MSCI EAFE SMID Index from the S&P Developed BMI Ex-U.S. SmallCap (originally the S&P/Citigroup EMI Ex-U.S. Index). Changes by S&P altered the divisions for their capitalization-based indices and made the Fund's benchmark more small-cap oriented. With MSCI Barra's creation of a SMID index incorporating both mid-cap and small-cap non-U.S. developed market stocks, the Fund selected this index to better align with its investment process.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. F&C Management Limited ("F&C")
Portfolio Manager Name	Title	Length of Time Managing Fund
Sophie Horsfall	Director, Global Equities Group, F&C	Since May 2007
Jeremy Tigue	Director and Head of Global Equities, F&C	Since May 2007
Terry Coles	Assistant Director, Global Equities Group, F&C	Since May 2007
Giles Money	Fund Manager, Global Equities Group, F&C	Since January 2008

_________________________________

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 45 of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT NEW VISION SMALL CAP FUND
Class (Ticker):	I (CVSMX)

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in small-cap stocks of U.S. companies that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Class I
Management fees	0.85%
Distribution and service (12b-1) fees	None
Other expenses	0.35%
Total annual fund operating expenses	1.20%
Less fee waiver and/or expense reimbursement [1]	(0.28%)
Net expenses	0.92%

1 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 0.92%. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class I
1	$9,388
3	$35,325
5	$63,271
10	$142,975

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of small-cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund currently defines small-cap companies as those with market capitalization of $3 billion or less at the time the Fund initially invests.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Year-by-Year Total Return (Class I)

Best Quarter (of periods shown)	Q1 '00	18.68%
Worst Quarter (of periods shown)	Q3 '02	-21.69%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Average Annual Total Returns (as of 12-31-09)	1 year	5 years	10 years
Class I:
Return before taxes	18.24%	-6.05%	0.72%
Return after taxes on distributions	18.24%	-6.32%	0.12%
Return after taxes on distributions and sale of Fund shares	11.86%	-5.04%	0.42%
Russell 2000 Index	27.17%	0.51%	3.51%
Lipper Small-Cap Growth Funds Avg.	36.20%	0.23%	-0.18%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. Bridgeway Capital Management, Inc. ("Bridgeway Capital")
Portfolio Manager Name	Title	Length of Time Managing Fund
John N.R. Montgomery	President, Bridgeway Capital	Since March 2007

_________________________________

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 45 of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT SMALL CAP VALUE FUND
Class (Ticker):	I (CSVIX)

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation primarily through investment in small company U.S. common stocks that are trading at prices below what are believed to be their intrinsic value, and which satisfy the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Class I
Management fees	0.85%
Distribution and service (12b-1) fees	None
Other expenses	0.31%
Total annual fund operating expenses	1.16%
Less fee waiver and/or expense reimbursement [2]	(0.24%)
Net expenses	0.92%

1 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 0.92%. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class I
1	$9,388
3	$34,470
5	$61,516
10	$138,759

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund offers opportunities for long-term capital appreciation with a moderate degree of risk through a mix of smaller company stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of small companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert quantifies small companies as having a market capitalization of $3 billion or less at the time of initial purchase.

The Fund seeks to identify common stocks of undervalued companies with long-term growth potential. The Fund may also invest up to 25% of its net assets in foreign securities.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Value Company Risk. Value stocks may perform differently from the market as a whole, which may not recognize a security's intrinsic value for a long time. The value-oriented investing approach may fall out of favor with investors from time to time, during which the Fund may underperform other funds using different investment approaches.

Valuation Risk. A stock judged to be undervalued by the Fund's Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Year-by-Year Total Return (Class I)

Best Quarter (of periods shown)	Q2 '09	16.91%
Worst Quarter (of periods shown)	Q4 '08	-22.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12-31-09)	1 year	Since Inception (4/29/05)
Class I:
Return before taxes	21.63%	0.52%
Return after taxes on distributions	21.63%	0.50%
Return after taxes on distributions and sale of Fund shares	14.06%	0.44%
Russell 2000 Value Index	20.58%	2.02%
Lipper Small-Cap Core Funds Avg.	31.90%	2.53%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. Channing Capital Management, LLC ("Channing")
Portfolio Manager Name	Title	Length of Time Managing Fund
Wendell E. Mackey, CFA	Founding Principal, Director of Investments, Channing	Since October 2004

_________________________________

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 45 of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT MID CAP VALUE FUND
Class (Ticker):	I (CMDIX)

INVESTMENT OBJECTIVE

The Fund will seek primarily to provide long-term capital appreciation through investment in mid-cap U.S. common stocks that are trading at prices below what are believed to be their intrinsic value, and which satisfy the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Class I
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.50%
Total annual fund operating expenses	1.25%
Less fee waiver and/or expense reimbursement [1]	(0.39%)
Net expenses	0.86%
1 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 0.86%. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class I
1	$8,778
3	$35,798
5	$64,883
10	$147,693

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund offers opportunities for long-term capital appreciation with a moderate degree of risk through a mix of mid-sized company stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of mid-size companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert quantifies mid-size companies as those within the range of market capitalizations of the Russell Midcap Value Index ($263 million to $13.8 billion as of December 31, 2009). The Fund normally seeks to have a weighted average market capitalization of between $2 billion and $10 billion.

The Russell Midcap Value Index is reconstituted annually. The annual index reconstitution and the general nature of an index mean that the constitution of the Russell Midcap Value Index will vary due to market changes, which can also affect the market capitalization range. Any changes to the constitution and market capitalization of the Russell Midcap Value Index will cause the Subadvisor's universe of stocks and range of market capitalizations to change accordingly.

The Fund may also invest up to 25% of its net assets in foreign securities.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Value Company Risk. Value stocks may perform differently from the market as a whole, which may not recognize a security's intrinsic value for a long time. The value-oriented investing approach may fall out of favor with investors from time to time, during which the Fund may underperform other funds using different investment approaches.

Valuation Risk. A stock judged to be undervalued by the Fund's Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Year-by-Year Total Return (Class I)

Best Quarter (of periods shown)	Q3 '09	17.53%
Worst Quarter (of periods shown)	Q4 '08	-22.39%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12-31-09)	1 year	Since Inception (6/27/05)
Class I:
Return before taxes	29.25%	-0.31%
Return after taxes on distributions	29.09%	-0.54%
Return after taxes on distributions and sale of Fund shares	19.22%	-0.30%
Russell Midcap Value Index	34.21%	1.20%
Lipper Mid-Cap Core Funds Avg.	36.58%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance as of 6/30/05 is as follows: return before taxes is -0.59%; return after taxes on distributions is -0.82%; return after taxes on distributions and sale of Fund shares is -0.53%; and Lipper Mid-Cap Core Funds Average is 1.38%.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. Channing Capital Management, LLC ("Channing")
Portfolio Manager Name	Title	Length of Time Managing Fund
Eric T. McKissack, CFA	Founding Principal, Chief Executive Officer, Channing	Since October 2004

_________________________________

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 45 of this Prospectus.

FUND SUMMARY	Calvert Solution StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT GLOBAL ALTERNATIVE ENERGY FUND
Class (Ticker):	I (CAEIX)

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital through investment in equity securities of companies active in the alternative energy sector, using the Fund's corporate responsibility standards and strategies.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Class I
Management fees	1.15%
Distribution and service (12b-1) fees	None
Other expenses	0.40%
Total annual fund operating expenses	1.55%
Less fee waiver and/or expense reimbursement [1]	(0.15%)
Net expenses	1.40%

1 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 1.40%. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class I
1	$14,252
3	$47,486
5	$83,052
10	$183,276

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies whose main business is alternative energy or that are significantly involved in the alternative energy sector. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the alternative energy industry.

Alternative energy includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.

A company whose main business is alternative energy or that is significantly involved in the alternative energy sector will (1) derive at least 50% of its revenues or earnings from alternative energy activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following alternative energy indices: Ardour Global Alternative Energy Index (Composite)SM; Merrill Lynch Renewable Energy Index; S&P Global Alternative Energy Index; WilderHill New Energy Global Innovation Index; and WilderHill Clean Energy Index. For more information on these indices, see "Description of Alternative Energy Indices" in the Fund's Prospectus.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many alternative energy companies are relatively new.

The Fund is non-diversified.

As a globally diverse fund, the Fund may invest in several countries in different geographic regions of the world, and the Subadvisor's stock selection process does not utilize a pre-determined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in emerging markets.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

The Subadvisor combines quantitative and fundamental processes. To develop the investible universe, the Subadvisor employs long-term strategic allocations for each sub-activity within the alternative energy sector. Fundamental and qualitative models evaluate stocks from the bottom up, focused on fundamental analysis of stocks of individual companies across all geographic regions. Top-down views on industries, sectors or regions act as risk controls in portfolio construction. The Subadvisor consults a panel of experts in the alternative energy field to obtain research and insight on political, economic and regional trends with respect to alternative energy segments.

Although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Sustainable and Socially Responsible Investing. The Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Energy Sector and Energy Price Risks. Stocks that comprise the energy sector may fall in value. Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy may fall.

Alternative Energy Industry Risk. The alternative energy industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. Changes in U.S., European and other governments' policies towards alternative energy also may adversely affect Fund performance.

Concentration Risk. A downturn in the alternative energy industry would impact the Fund more than a fund that does not concentrate in this industry. Because shares of companies involved in the energy industry have been more volatile than shares of companies operating in other more established industries, the Fund may be more volatile than other mutual funds.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value (including markets outside the U.S.), causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of the Fund's current index, its prior index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Year-by-Year Total Return (Class I)

Best Quarter (of periods shown)	Q2 '09	28.42%
Worst Quarter (of periods shown)	Q4 '08	-33.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12-31-09)	1 year	Since Inception (5/31/07)
Class I:
Return before taxes	23.63%	-14.00%
Return after taxes on distributions	23.63%	-14.00%
Return after taxes on distributions and sale of Fund shares	15.36%	-11.67%
Ardour Global Alternative Energy Index (Composite)*	23.34%	-14.24%
MSCI World Index*	30.79%	-9.38%
Lipper Global Natural Resources Funds Avg.	47.49%	-6.19%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* In September 2009 the Fund changed its broad-based benchmark to the Ardour Global Alternative Energy Index (Composite) from the MSCI World Index. This change resulted from maturation of the alternative energy investment category, in which the Ardour Global Alternative Energy Index (Composite) has emerged as a suitable benchmark providing return history correlation and tracking error calculation that is significantly improved over the MSCI World Index. The Fund selected the Ardour Global Alternative Energy Index (Composite) to provide a more precise performance comparison and to better align the Fund and its benchmark.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. KBC Asset Management International Ltd. ("KBC")
Portfolio Manager Name	Title	Length of Time Managing Fund
Jens Peers	Head of Eco Funds, KBC	Since May 2007
Treasa Ni Chonghaile	Portfolio Manager, KBC	Since May 2007
Colm O'Connor	Portfolio Manager, KBC	Since January 2009

_________________________________

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 45 of this Prospectus.

FUND SUMMARY	Calvert Asset Allocation Funds	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT MODERATE ALLOCATION FUND
Class (Ticker):	I (CLAIX)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective, consistent with the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Class I
Management fees:
Advisory fee	None
Administrative fee	0.15%
Distribution and service (12b-1) fees	None
Other expenses	1.93%
Acquired fund fees and expenses	0.75%
Total annual fund operating expenses	2.83%
Less fee waiver and/or expense reimbursement [1]	(1.85%)
Net expenses	0.98%

1 Calvert has agreed to contractually limit direct ordinary operating expenses through January 31, 2011. This expense limitation does not limit the Acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses during this period will not exceed 0.23%, and for the period ending January 31, 2020, Calvert has further contractually agreed to limit the expense cap to 1.00%. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same;
  any Calvert expense limitation is in effect for year one; and
  the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class I
1	$9,997
3	$47,597
5	$87,680
10	$199,859

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the investment advisor (the "Advisor"). The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest exclusively in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

50% to 80% of Fund's net assets

In funds that invest primarily in equity securities (Calvert Social Investment Fund ("CSIF") Equity Portfolio, Calvert Social Index Fund, CSIF Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert World Values International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund, Calvert New Vision Small Cap Fund, Calvert Small Cap Value Fund and Calvert Mid Cap Value Fund)

20% to 50% of Fund's net assets	In CSIF Bond Portfolio (which invests primarily in fixed-income securities)
0% to 10% of Fund's net assets	In CSIF Money Market Portfolio (which invests primarily in money market instruments)

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying Calvert Global Water Fund and the underlying fixed-income and money market funds (CSIF Bond Portfolio and CSIF Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor evaluates quarterly any necessary rebalancing of the Fund to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates annually any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual stocks and/or bonds in an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result. The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length may not perform as expected.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of the Fund's current index, its prior index and an average.

Performance results for Class I shares prior to January 31, 2008, the inception date for Class I shares, reflect the performance of Class A shares at net asset value (NAV). Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Year-by-Year Total Return (Class I)

Best Quarter (of periods shown)	Q2 '09	13.35%
Worst Quarter (of periods shown)	Q4 '08	-16.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12-31-09)	1 year	Since Inception (4/29/05)
Class I:
Return before taxes	22.60%	1.95%
Return after taxes on distributions	22.07%	1.26%
Return after taxes on distributions and sale of Fund shares	14.92%	1.43%
Russell 3000 Index*	28.34%	1.78%
Moderate Allocation Composite Index*	24.25%	3.35%
Lipper Mixed-Asset Target Allocation Growth Funds Avg.	25.28%	2.69%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* In December 2009 the Fund changed its broad-based benchmark to the Russell 3000 Index from the Moderate Allocation Composite Index (consisting of 47% of the Russell 3000 Index, 18% of the Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index, 30% of the Barclays Capital U.S. Credit Index and 5% of the Barclays Capital 3 month T-Bill Bellwether Index), in order to adopt an index that is not blended. The Fund also continues to show the Moderate Allocation Composite Index because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

The Calvert Asset Allocation Committee, headed by Natalie A. Trunow, manages the Fund. Ms. Trunow is Senior Vice President, Chief Investment Officer - Equities, Calvert, and has overseen the Fund's investment strategy and management since September 2008.

_________________________________

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 45 of this Prospectus.

FUND SUMMARY	Calvert Asset Allocation Funds	Calvert Investments
	Sustainable and Socially Responsible Equity Funds	A UNIFI Company

CALVERT AGGRESSIVE ALLOCATION FUND
Class (Ticker):	I (CAGIX)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Class I
Management fees:
Advisory fee	None
Administrative fee	0.15%
Distribution and service (12b-1) fees	None
Other expenses	2,098.67%
Acquired fund fees and expenses	0.85%
Total annual fund operating expenses	2,099.67%
Less fee waiver and/or expense reimbursement [1]	(2,098.59%)
Net expenses	1.08%

1 Calvert has agreed to contractually limit direct ordinary operating expenses through January 31, 2011. This expense limitation does not limit the Acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses during this period will not exceed 0.23%, and for the period ending January 31, 2020, Calvert has further contractually agreed to limit the expense cap to 1.00%. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same;
  any Calvert expense limitation is in effect for year one; and
  the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class I
1	$11,012
3	$50,683
5	$92,893
10	$210,615

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the investment advisor (the "Advisor"). The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest exclusively in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

80% to 100% of Fund's net assets

In funds that invest primarily in equity securities (Calvert Social Investment Fund ("CSIF") Equity Portfolio, Calvert Social Index Fund, CSIF Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert World Values International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund, Calvert New Vision Small Cap Fund, Calvert Small Cap Value Fund and Calvert Mid Cap Value Fund)

0% to 20% of Fund's net assets	In CSIF Bond Portfolio (which invests primarily in fixed-income securities)
0% to 5% of Fund's net assets	In CSIF Money Market Portfolio (which invests primarily in money market instruments)

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying Calvert Global Water Fund and the underlying fixed-income and money market funds (CSIF Bond Portfolio and CSIF Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor evaluates quarterly any necessary rebalancing of the Fund to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates annually any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual stocks and/or bonds in an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result. The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length may not perform as expected.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of the Fund's current index, its prior index and an average.

Performance results for Class I shares prior to January 31, 2008, the inception date for Class I shares, reflect the performance of Class A shares at net asset value (NAV). Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Year-by-Year Total Return (Class I)

Best Quarter (of periods shown)	Q2 '09	16.96%
Worst Quarter (of periods shown)	Q4 '08	-21.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Average Annual Total Returns (as of 12-31-09)	1 year	Since Inception (6/30/05)
Class I:
Return before taxes	26.25%	0.04%
Return after taxes on distributions	26.14%	-0.39%
Return after taxes on distributions and sale of Fund shares	17.21%	-0.02%
Russell 3000 Index*	28.34%	0.85%
Aggressive Allocation Composite Index*	28.56%	2.22%
Lipper Multi-Cap Core Funds Avg.	32.01%	1.07%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* In December 2009 the Fund changed its broad-based benchmark to the Russell 3000 Index from the Aggressive Allocation Composite Index (consisting of 64% of the Russell 3000 Index, 26% of the Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index, and 10% of the Barclays Capital U.S. Credit Index), in order to adopt an index that is not blended. The Fund also continues to show the Aggressive Allocation Composite Index because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

The Calvert Asset Allocation Committee, headed by Natalie A. Trunow, manages the Fund. Ms. Trunow is Senior Vice President, Chief Investment Officer - Equities, Calvert, and has overseen the Fund's investment strategy and management since September 2008.

_______________________________

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to "Additional Information that Applies to All Funds" on page 45 of this Prospectus.

Additional Information that Applies to All Funds

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of a Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value determined after receipt of your request in good order. To purchase shares directly from the Fund, open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748).

All initial purchases must be made by bankwire or ACH funds transfer (each an "electronic funds transfer") in U.S. dollars.
Minimum to Open Fund Account
$1,000,000

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

To Buy Shares
New Accounts (include application) and Subsequent Investments: For wire instructions, call 800-327-2109
To Sell Shares
By Telephone Call 800-368-2745

TAX INFORMATION

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by a Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

PAYMENTS TO BROKER/DEALERS AND OTHER
FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

MORE INFORMATION ON FEES AND EXPENSES

REDEMPTION FEE

The redemption fee applies to redemptions, including exchanges, within 7 days of purchase. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class I shares and is accounted for as an addition to paid-in capital. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. Accounts of foundations, endowments, state and local governments, and those that use certain types of consultants are excluded from the Class I redemption fee. See "How to Sell Shares/Redemption Fee" in this Prospectus for situations where the fee may be waived.

MANAGEMENT FEES

Management fees include the advisory fee paid by the Fund to the Advisor and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor. Management fees for Calvert Large Cap Growth Fund also include the subadvisory fee paid by the Fund to the Subadvisor. The subadvisory fee for Calvert Large Cap Growth Fund is subject to a performance adjustment, which could cause the fee to be as high as 0.70% or as low as 0.20%, depending on the Fund's performance relative to the S&P 500 Index.

With respect to the amount of each Fund's advisory fee, see "Advisory Fees" in this Prospectus. Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund each pay no investment advisory fee. The administrative fees (as a percentage of net assets) paid for each Fund for the most recent fiscal year are as follows.

Fund	Administrative Fee
CWVF International Equity Fund Calvert International Opportunities Fund Calvert Global Alternative Energy Fund Calvert Moderate Allocation Fund Calvert Aggressive Allocation Fund	0.15% 0.15% 0.15% 0.15% 0.15%

CSIF Balanced Portfolio	0.125%

CSIF Equity Portfolio
Calvert Social Index Fund
CSIF Enhanced Equity Portfolio
Calvert Large Cap Growth Fund
Calvert Capital Accumulation Fund
Calvert New Vision Small Cap Fund
Calvert Small Cap Value Fund
Calvert Mid Cap Value Fund

0.10% 0.10% 0.10% 0.10% 0.10% 0.10% 0.10% 0.10%

VOLUNTARY ADVISORY FEE WAIVERS

CSIF Balanced Portfolio

The investment advisor ("Calvert" or the "Advisor") voluntarily waives 0.05% of its annual advisory fee for the Fund based on average daily net assets under management by New Amsterdam Partners LLC in excess of $250 million. This waiver is contingent upon the continued service by New Amsterdam Partners LLC as Subadvisor to a portion of the equity assets of the Fund at an annual fee of 0.25% on assets up to $250 million and 0.20% on assets in excess of $250 million. Calvert may cease this waiver at any time. The Fund's total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/reimbursement and offsets, the expenses of Class I shares were 0.72% for the fiscal year ended September 30, 2009.

CSIF Enhanced Equity Portfolio

Calvert voluntarily waives 0.10% of its annual advisory fee based on the average daily net assets of the Fund. Calvert may cease this waiver at any time. The Fund's total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/reimbursement and offsets, the expenses of Class I shares were 0.81% for the fiscal year ended September 30, 2009.

CWVF International Equity Fund

For the fiscal year ended September 30, 2009 Calvert voluntarily waived 0.025% of its annual advisory fee for the Fund on assets in excess of $250 million up to $500 million and an additional 0.05% on assets in excess of $500 million, in each case based on average daily net assets. This waiver was contingent upon the continued service by Acadian Asset Management, Inc. as Subadvisor to the Fund at an annual fee, based on average daily net assets, of 0.45% on assets up to $250 million, 0.40% on assets in excess of $250 million up to $500 million and 0.35% on assets in excess of $500 million. The Fund's total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of such expense waiver/reimbursement and offsets, the expenses of Class I shares were 1.07% for the fiscal year ended September 30, 2009. Acadian Asset Management, Inc. was terminated as subadvisor to the Fund effective December 10, 2009.

OTHER EXPENSES

"Other expenses" include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

ACQUIRED FUND FEES AND EXPENSES

All Funds (other than Asset Allocation Funds): Acquired Fund Fees and Expenses represent underlying management fees and expenses, including any incentive allocations (typically 20%), of private limited partnerships and limited liability companies (together, "Partnerships") that the Fund has acquired through its Special Equities investment program, and any exchange-traded funds acquired by the Fund. This amount is based on historic fees and expenses, and Partnership performance if applicable, and may vary substantially from year to year.

For the Fund below, Total Annual Fund Operating Expenses shown in the "Fees and Expenses" table in the Fund Summary do not correlate to the ratio of expenses to average net assets shown in the Financial Highlights; the Financial Highlights expense ratio, which is as follows, reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Fund	Class I
CSIF Balanced Portfolio	0.89%

Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund: each Fund will indirectly bear its pro rata share of operating expenses incurred by the underlying Calvert funds. Based on the current prospectus of each underlying Calvert fund, such expenses range from 0.21% to 1.40% for Class I Shares of the underlying Calvert funds. The Asset Allocation Funds invest in the least expensive Class of shares of the underlying Calvert funds which does not incur sales loads or Rule 12b-1 fees.

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the expense limitation does not limit any Acquired Fund Fees and Expenses paid indirectly by a shareholder. The Example in the respective Fund Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments (if applicable), and taxes. No Fund expects to incur a material amount of interest expense in the fiscal year. If Calvert International Opportunities Fund or Calvert Global Alternative Energy Fund, due to their principal investment strategy, were to incur expenses from employing leverage, the costs would be reflected in the net expense ratio. These Funds, however, do not currently intend to employ leverage, so there will be no expense for this activity.

Each Fund has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item "Less fee waiver and/or expense reimbursement" in the fee table in the respective Fund Summary. The amount of this credit received by the Fund, if any, during the most recent fiscal year is reflected in the "Financial Highlights" in this Prospectus as the difference between the line items "Expenses Before Offsets" and "Net Expenses." The amount the Advisor benefited from the credit was as follows for the most recent fiscal year.

Fund	Amount by which Advisor Benefited from Credit
CSIF Balanced Portfolio	0.01%
Calvert Small Cap Value Fund	0.01%
Calvert Mid Cap Value Fund	0.01%

See "Investment Advisor and Subadvisors" in the respective Fund's Statement of Additional Information ("SAI") for more information.

The contractual expense cap for Calvert Large Cap Growth Fund is exclusive of any performance fee adjustment. The amounts shown in the fee table in the Fund Summary reflect a negative 0.23% performance fee adjustment. The maximum performance fee adjustment is 0.25%. Accordingly, assuming no change in assets, the adjustment would have the effect of raising net expenses for this Fund to a maximum of 1.15% on Class I.

EXAMPLE

The example in the fee table for each Fund also assumes that you reinvest all dividends and distributions.

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

A concise description of each Fund's principal investment strategies and principal risks is under the earlier Fund Summary for the respective Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Funds, along with their associated risks. Each Fund has additional non-principal investment policies and restrictions, which are discussed under "Non-Principal Investment Policies and Risks" in the respective Fund's SAI.

For certain investment strategies listed, the table below shows a Fund's limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and definitions of the principal types of risks involved. Explanatory information about certain investment strategies of specific Funds is also provided below.)

Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund are not included in this table because each Asset Allocation Fund shares the principal strategies and risks of the underlying Calvert fixed-income, equity and money market funds in which the Asset Allocation Fund invests. The strategies and risks of the underlying funds are described in the Fund Summary of each underlying Calvert equity fund above in this Prospectus, discussed in this section, or set forth below under "Description of Underlying Funds" (with respect to the underlying Calvert Global Water Fund and the Calvert fixed-income and money market funds). See also "Fund of Funds Structure" below in this section. Additional information on the strategies and risks of an underlying fund is available in the respective underlying fund's SAI.

Each Asset Allocation Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's fundamental investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund therefore may hold cash and invest in cash equivalents. During these periods, the Asset Allocation Fund may not be able to achieve its investment objective.

Key to Table

J          Fund currently uses as a principal investment strategy
q          Permitted, but not a principal investment strategy
8          Not permitted
xN        Allowed up to x% of Fund's net assets
xT        Allowed up to x% of Fund's total assets
NA       Not applicable to this type of fund

	CSIF Balanced Portfolio	CSIF Equity Portfolio	Calvert Social Index Fund	CSIF Enhanced Equity Portfolio	Calvert Large Cap Growth Fund	Calvert Capital Accum- ulation Fund	CWVF Inter- national Equity Fund	Calvert Inter- national Oppor- tunities Fund	Calvert New Vision Small Cap Fund	Calvert Small Cap Value Fund	Calvert Mid Cap Value Fund	Calvert Global Alter- native Energy Fund
Investment Techniques
Active Trading Strategy/Turnover	J	q	q	q	q	q	q	q	q	q	q	q
Temporary Defensive Positions	q	q	q	q	q	q	q	q	q	q	q	q
Exchange-Traded Funds	q	q	q	q	q	q	q	q	q	q	q	q
Conventional Securities
Stocks in General	J	J	J	J	J	J	J	J	J	J	J	J
Foreign securities	25N	25N	5N1	25N	25N	25N	J	J	15T2	25N	25N	J
Investment grade bonds	J	q	NA	NA	q	q	q	q	q	q	q	q
Below-investment grade, high-yield bonds	15N3	15N3	NA3	NA	q	10N3	5N3	q	5N3	q	q	q
Unrated debt securities	J	q	NA3	NA	q	q	q	q	q	q	q	q
Illiquid securities	15N	15N	15N	15N	15N	15N	15N	15N	15N	15N	15N	15N
Unleveraged Derivative Securities
Asset-backed securities	J	q	NA	NA	q	q	q	q	q	q	q	q
Mortgage-backed securities	J	q	NA	NA	q	q	q	q	q	q	q	q
Currency contracts	q	q	NA	NA	q	5T	5T	5T	8	q	q	5T
Leveraged Derivative Instruments
Options on securities and indices	5T4	5T4	NA	5T4	J6	5T4	5T4	5T4	5T4	5T4	5T4	5T4
Futures contract	5N5	5N5	5N5	5N5	J7	5N5	5N5	5N5	5N5	5N5	5N5	5N5

1     Calvert Social Index Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of investing at least 95% of its net assets in securities contained in the Calvert Social Index. The Index (and hence the Fund) may include securities issued by companies located outside the U.S. but only if they are traded primarily on a major U.S. exchange.

2     Calvert New Vision Small Cap Fund may invest only in American Depositary Receipts (ADRs) -- dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on U.S. exchanges. See the Fund's SAI for more information.

3     Excludes any High Social Impact Investments.

4     Based on net premium payments.

5     Based on initial margin required to establish position.

6     Up to 5% of total assets based on net premium payments.

7     Up to 5% of net assets based on initial margin required to establish the position.

Description of Investment Strategies

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the "Glossary of Certain Investment Risks" for definitions of these risk types.
Investment Techniques

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Fund to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees. Because this strategy may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable at the ordinary income tax rate, it may increase an investor's tax liability.

Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective.

Risks: Opportunity

Exchange-Traded Funds ("ETFs") are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are stocks selected to track a particular index. ETFs are used for the limited purpose of managing a Fund's cash position consistent with the Fund's applicable benchmark to reduce deviations from the benchmark while enabling the Fund to accommodate its need for periodic liquidity.

Risks: Correlation and Market
Conventional Securities

Stocks in General. Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to a Fund's investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non-economic factors such as political events.

Risks: Market

Foreign securities. For funds other than Calvert International Opportunities Fund and Calvert Global Alternative Energy Fund, foreign securities are securities issued by companies whose principal place of business is located outside the U.S. For Calvert International Opportunities Fund and Calvert Global Alternative Energy Fund, foreign securities (securities of non-U.S. companies) are securities of companies that derive at least 50% of their revenue from business outside the U.S. or have at least 50% of their assets outside the U.S.; or that are organized under the laws of a non-U.S. country and have their securities principally traded on a non-U.S. exchange. For any fund that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds.

Risks: Market, Currency, Transaction, Liquidity, Information and Political

Investment grade bonds. Bonds rated BBB/Baa or higher in credit quality by Standard & Poor's Ratings Services ("S&P") or assigned an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor or Subadvisor.

Risks: Interest Rate, Market and Credit

Below-investment grade, high-yield bonds. Bonds rated below BBB/Baa or unrated bonds determined by the Fund's Advisor or Subadvisor to be of comparable credit quality are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.

Risks: Credit, Market, Interest Rate, Liquidity and Information
Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor and/or Subadvisor has determined the credit quality based on its own research.	Risks: Credit, Market, Interest Rate, Liquidity and Information
Illiquid securities. Securities which cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid.	Risks: Liquidity, Market and Transaction
Unleveraged Derivative Securities

Asset-backed securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.

Risks: Credit, Interest Rate and Liquidity
Mortgage-backed securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations ("CMOs").	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate
Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity
Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. In the case of writing options, a Fund will write call options only if it already owns the security (if it is "covered").

Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity
Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity

Glossary of Certain Investment Risks

Correlation risk

The risk that when a Fund "hedges," two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk	The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.
Currency risk

The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund's investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Extension risk

The risk that slower than anticipated prepayments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.
Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/ "stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.
Liquidity risk	The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.
Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.
Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.
Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that faster than anticipated prepayments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. A Fund must also reinvest those assets at the current market rate, which may be lower.

Transaction risk	The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Explanation of Investment Strategies Used by Certain Funds
CSIF Balanced Portfolio

Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

Calvert Social Index Fund

Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. An index fund's goal is to mirror the target index whether the index is going up or down. Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. The sustainable and socially responsible investment criteria used by the Calvert Social Index may result in economic sector weightings that are significantly different from those of the overall market, and those overweightings/underweightings may be out of favor in the market. To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.

The Fund uses a replication method of indexing. If assets should ever decline to below $20 million, it may use the sampling method. The replication method involves holding every security in the Calvert Social Index in about the same proportion as the Index. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.

Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

Calvert Large Cap Growth Fund

Stock Index Futures and Options. A stock index future is a contract to buy or sell the cash value of a specific stock index at a specific price by a specified date. An option gives the holder the right but not the obligation to purchase or sell a security at a specified price within a specified time, and a stock index option is an option based on a stock market index (or its cash value). Stock index futures and options are derivatives (instruments that derive their value from the performance of an underlying financial asset, index or other investment).

CWVF International Equity Fund, Calvert International Opportunities Fund and Calvert Global Alternative Energy Fund

ADRs and GDRs. American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company's home country.   ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares.  The Fund may invest in either sponsored or unsponsored ADRs.  GDRs are certificates issued by an international bank that are generally traded in, and denominated in the currency of, countries other than the home country of the issuer of the underlying shares.  Companies, including those from emerging markets, typically use GDRs to make their shares available to investors in two or more foreign countries.

Calvert International Opportunities Fund

Preferred Stock. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. It is generally senior to common stock but subordinate to debt securities with respect to the payment of dividends and on liquidation of the issuer.

DESCRIPTION OF ALTERNATIVE ENERGY INDICES

(Calvert Global Alternative Energy Fund)

As stated in the Fund Summary for Calvert Global Alternative Energy Fund under "Principal Investment Strategies," the Fund may invest in companies that are included in certain alternative energy indices, which are described below.
Ardour Global Alternative Energy Index (Composite)SM

The Ardour Global Alternative Energy Index Composite is a capitalization-weighted, float-adjusted equity index designed to serve as an equity benchmark for globally traded stocks that are principally engaged in the field of Alternative Energy Technologies, including renewable energy, alternative fuels and related enabling technologies. As of December 31, 2009, the Index included 125 companies.

Merrill Lynch Renewable Energy Index

The objective of the Merrill Lynch Renewable Energy Index is to provide exposure to stocks that are well positioned to benefit from the renewable/alternative energy theme globally. This includes "pure plays" as well as stocks likely to benefit in a less direct way. The Index consists of stocks of the three largest renewable energy sub-sectors (namely biofuels, solar and wind) that have been filtered on several criteria -- market capitalization, liquidity and country of listing. As of December 31, 2009, the Index included 25 stocks in the broad renewable energy sector.

S&P Global Alternative Energy Index

The S&P Global Alternative Energy Index combines two indices from the S&P Global Thematic Indices -- the S&P Global Clean Energy Index and the S&P Global Nuclear Energy Index. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global alternative energy business, from both developed and emerging markets. As of December 31, 2009, the Index included 54 companies.

The S&P Global Clean Energy Index provides liquid and tradable exposure to 30 companies (as of December 31, 2009) from around the world that are involved in clean energy related businesses. The Index is comprised of a diversified mix of Clean Energy Production and Clean Energy Equipment & Technology companies.

The S&P Global Nuclear Energy Index is comprised of 24 of the largest publicly traded companies (as of December 31, 2009) in nuclear energy related businesses that meet the Index's investability requirements. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global nuclear energy business from both developed markets and emerging markets.

WilderHill New Energy Global Innovation Index

The WilderHill New Energy Global Innovation Index is comprised primarily of companies whose technologies focus on the generation and use of cleaner energy, conservation and efficiency, and the advancement of renewable energy in general, as determined by WilderHill New Energy Finance, LLC. The Index is mainly comprised of companies in wind, solar, biofuels, hydro, wave and tidal, geothermal and other relevant renewable energy businesses; it also includes companies involved in energy conversion, storage, conservation, efficiency, materials, pollution control, emerging hydrogen and fuel cells. As of December 31, 2009, the Index included 86 companies.

WilderHill Clean Energy Index

A priority of the WilderHill Clean Energy Index is to define and track the Clean Energy sector: specifically, businesses that stand to benefit substantially from a societal transition toward use of cleaner energy and conservation. Stocks and sector weightings within the Index are based on their significance for clean energy, technological influence and relevance to preventing pollution in the first place. Companies selected for the Index include those that focus on technologies for utilization of greener, more-renewable sources of energy. These technologies include those for renewable energy harvesting or production, energy conversion, energy storage, pollution prevention and improvements in energy efficiency, power delivery, energy conservation and monitoring of energy information. As of December 31, 2009, the Index included 54 companies.

FUND OF FUNDS STRUCTURE

(Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Each Asset Allocation Fund is structured as a "fund of funds." Each Asset Allocation Fund seeks to achieve its investment objective by investing primarily in shares of other underlying Calvert funds, which are listed in the Fund Summary for the respective Asset Allocation Fund. The Asset Allocation Funds invest in the least expensive Class of shares of the underlying Calvert funds which does not incur sales loads or Rule 12b-1 fees. Each Asset Allocation Fund offers the convenience of a professionally managed, diversified portfolio of Calvert mutual funds in a single investment. Because each Asset Allocation Fund invests in a variety of underlying funds, the Asset Allocation Fund could benefit from diversification, through which an Asset Allocation Fund investor could reduce overall risk by distributing assets among a number of investments. The diversification provided by asset allocation may reduce volatility over the long term.

Because the assets of the Asset Allocation Funds are invested in other underlying Calvert funds, the investment performance and risks of the Asset Allocation Funds are directly related to the investment performance and risks of the underlying Calvert funds. Also, each Asset Allocation Fund indirectly pays a proportionate share of the operating expenses of the underlying Calvert funds in which the Asset Allocation Fund invests, including management fees, which are paid to Calvert, in addition to the direct expenses of investing in the Asset Allocation Fund. An investor in an Asset Allocation Fund thus will pay higher expenses than if the underlying Calvert fund shares were held directly. An investor in an Asset Allocation Fund also may receive taxable capital gains distributions to a greater extent than if the underlying funds were held directly.

Please refer to the Fund Summaries in this Prospectus with respect to the investment objective, principal investment strategies and principal risks of the underlying equity funds (other than the Calvert Global Water Fund). Please turn to "Description of Underlying Funds" in this Prospectus with respect to the investment objectives, principal investment strategies and principal risks of the underlying Calvert Global Water Fund (including a description of the applicable water indices) and the underlying fixed-income and money market funds (CSIF Bond Portfolio and CSIF Money Market Portfolio). Additional investment practices of an underlying fund are described in its SAI, and, for the Calvert Global Water Fund, in Calvert's Equity Prospectus dated January 31, 2010 (Class A, B, C and Y), for the CSIF Money Market Portfolio, in Calvert's Fixed-Income Prospectus dated January 31, 2010 (Class A, B, C, Y and O), and, for the CSIF Bond Portfolio, in Calvert's Fixed-Income Prospectus dated January 31, 2010 (Class I).

PORTFOLIO HOLDINGS

A description of each Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available under "Portfolio Holdings Disclosure" in the respective Fund's SAI.

ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING

CALVERT SIGNATURE STRATEGIESTM

(CSIF Balanced Portfolio, CSIF Equity Portfolio, Calvert Social Index Fund, CSIF Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert New Vision Small Cap Fund, Calvert Small Cap Value Fund, Calvert Mid Cap Value Fund, CWVF International Equity Fund and Calvert International Opportunities Fund)

Investment Selection Process

In seeking a Fund's investment objective, investments are first selected for financial soundness and then evaluated according to that Fund's sustainable and socially responsible investment criteria. Only companies that meet all of the Fund's environment, social, and governance ("ESG") criteria are eligible for investment. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for a Fund must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed income securities for Calvert's sustainable and socially responsible funds may be made prior to the application of the sustainability and social responsibility analysis, due to the nature of the fixed income market. Unlike equities, fixed income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed income security is evaluated according to the Fund's sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund's sustainable and socially responsible investment criteria, the security will be sold per Calvert's procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund's sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

Although each Fund's sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment objective and its sustainable and socially responsible investment criteria.

Each Fund may invest in ETFs for the limited purpose of managing the Fund's cash position consistent with the Fund's applicable benchmark. The ETFs in which a Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by that Fund. In addition, the ETFs in which a Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund's sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund's applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Sustainable and Socially Responsible Investment Criteria

Each Fund seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.

Each Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors, drawing on the Fund's longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Trustees/Directors without shareholder approval.

CSIF Balanced Portfolio, CSIF Equity Portfolio, Calvert Social Index Fund, CSIF Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert New Vision Small Cap Fund, Calvert Small Cap Value Fund and Calvert Mid Cap Value Fund

The Funds seek to invest in companies that:

  Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.

  Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization ("ILO") core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

  Observe appropriate international human rights standards in operations in all countries.

  Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

  Produce or market products and services that are safe and enhance the health or quality of life of consumers.

  Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

  Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Funds seek to avoid investing in companies that:

  Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

  Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

  Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

  Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

  Demonstrate poor corporate governance or engage in harmful or unethical business practices.

  Manufacture tobacco products.

  Are significantly involved in the manufacture of alcoholic beverages.

  Have direct involvement in gambling operations.

  Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.
  Manufacture or sell firearms and/or ammunition.

  Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

  Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples' rights, the interests of organic farmers and the interests of developing countries generally.

With respect to U.S. government securities, the CSIF Portfolios invest primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Fund's sustainable and socially responsible investment criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

CWVF International Equity Fund

CWVF International Equity Fund seeks to invest in companies that:

  Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.

  Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the ILO core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

  Observe appropriate international human rights standards in operations in all countries.

  Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

  Produce or market products and services that are safe and enhance the health or quality of life of consumers.

  Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

  Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

CWVF International Equity Fund seeks to avoid investing in companies that:

  Demonstrate poor environmental performance or compliance records, or contribute significantly to environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

  Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

  Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

  Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

  Demonstrate poor corporate governance or engage in harmful or unethical business practices.

  Derive more than 10% of revenues from the production of tobacco or alcohol products.

  Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

  Manufacture or sell firearms and/or ammunition.

  Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples' rights, the interests of organic farmers and the interests of developing countries generally.

Calvert International Opportunities Fund

Calvert International Opportunities Fund seeks to invest in companies that:

  Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services. Calvert will also consider investment in companies that are leaders in developing renewable energy and/or mitigating climate change, even though they may also be involved in nuclear power. However, Calvert will seek to avoid investing in companies that own or operate new nuclear power plants and/or do not meet Calvert's rigorous standards of performance regarding the safety and security of their nuclear power operations.

  Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the ILO core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

  Observe appropriate international human rights standards in operations in all countries.

  Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

  Produce or market products and services that are safe and enhance the health or quality of life of consumers.

  Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

  Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

Calvert International Opportunities Fund seeks to avoid investing in companies that:

  Demonstrate poor environmental performance or compliance records, or contribute significantly to environmental problems; or own or operate new nuclear power plants.

  Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

  Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

  Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

  Demonstrate poor corporate governance or engage in harmful or unethical business practices.

  Derive more than 10% of revenues from the production of tobacco or alcohol products.

  Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

  Manufacture or sell firearms and/or ammunition.

  Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples' rights, the interests of organic farmers and the interests of developing countries generally.

Shareholder Advocacy and Corporate Responsibility

As each Fund's Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert's activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its sustainability research process. After a Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

CALVERT SOLUTION STRATEGIESTM

(Calvert Global Alternative Energy Fund)

Investment Selection Process

In seeking the Fund's investment objective, investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. To the greatest extent possible, the Fund seeks to invest in companies that exhibit positive performance with respect to one or more of the sustainable and socially responsible investment criteria. Investments for the Fund must be consistent with the Fund's current financial, sustainable and socially responsible investment criteria, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed income securities in the Fund may be made prior to the application of corporate responsibility standards and strategies, due to the nature of the fixed income market, where unlike equities, fixed income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed income security is evaluated according to the Fund's sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund's sustainable and socially responsible investment criteria, the security will be sold as per Calvert's procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets the Fund's sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

The Fund may invest in ETFs for the limited purpose of managing the Fund's cash position consistent with the Fund's applicable benchmark. The ETFs in which the Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund's sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund's applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by the Fund does not constitute endorsement or validation by the Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's sustainable and socially responsible investment criteria.

Sustainable and Socially Responsible Investment Criteria

Addressing the climate change crisis is essential to ensuring a sustainable future. A shift away from fossil fuels requires a sharp focus on developing alternative energy, energy efficiency, and the broadest array of energy options. The Fund provides an investment opportunity for climate change solutions and renewable energy development.

The Fund seeks to invest in companies that are market leaders in alternative energy or that are significantly involved in the alternative energy sector. Alternative energy includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.

The Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. The Fund will focus on environmental, social, and governance ("ESG") factors that promote and encourage sustainable solutions.

The Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, companies totally satisfy. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.

Investing in new or emerging energy and climate change solutions involves a focus on corporate leadership in alternative energy; emphasis on corporate engagement; and flexibility towards traditional exclusionary criteria. The Fund will consider investment in companies that are leaders in developing renewable energy and/or mitigating climate change, even though they may also be involved in nuclear power. However, the Fund will seek to avoid investing in companies that own or operate new nuclear power plants and/or do not meet Calvert's rigorous standards of performance regarding the safety and security of their nuclear power operations.

The Fund will adhere to core ESG criteria as follows.

Calvert Global Alternative Energy Fund seeks to invest in companies that:

  Demonstrate leadership in providing solutions to the climate change crisis through renewable energy and other alternative environmental technologies.

  Take positive steps to improve environmental management and performance, and provide innovative solutions to environmental problems through their products, services and emerging technologies.

  Treat their employees with dignity and respect in the workplace.

  Observe appropriate international human rights standards and respect the rights of Indigenous Peoples.

  Produce or market products and services that are safe and enhance the health or quality of life of consumers.

  Contribute to the quality of life of the communities where they operate and are responsive to stakeholder concerns and expectations.

  Exhibit sound policies and practices with respect to corporate governance and business practices.

Calvert Global Alternative Energy Fund seeks to avoid investing in companies that:

  Contribute directly to the systematic denial of basic human rights.

  Maintain poor environmental compliance and performance practices.

  Demonstrate poor corporate governance or engage in unethical business practices.

  Own or operate new nuclear power plants.

SPECIAL INVESTMENT PROGRAMS

(Calvert Signature StrategiesTM and Calvert Solution StrategiesTM)

As part of Calvert's and Fund shareholders' ongoing commitment to providing and fostering innovative initiatives, certain Funds may invest a small percentage of their respective assets through special investment programs that are non-principal investment strategies pioneered by Calvert -- High Social Impact Investments, Special Equities, and the Calvert Manager Discovery Program.

CWVF International Equity Fund and Calvert International Opportunities Fund have limits on investments in U.S. companies of 5% and 10% of net assets, respectively; these percentages exclude High Social Impact Investments and Special Equities investments.

High Social Impact Investments

(CSIF Balanced Portfolio, CSIF Equity Portfolio, Calvert Social Index Fund, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, CWVF International Equity Fund, Calvert International Opportunities Fund, Calvert New Vision Small Cap Fund, Calvert Small Cap Value Fund, Calvert Mid Cap Value Fund and Calvert Global Alternative Energy Fund)

High Social Impact Investments is a program that targets a percentage of a Fund's assets (up to 3% for each of Calvert Capital Accumulation Fund, CWVF International Equity Fund, Calvert International Opportunities Fund, and Calvert Global Alternative Energy Fund, and up to 1% for each of the other Funds listed above). High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Funds' sustainable and socially responsible investment criteria.

These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Funds believe that these investments have a significant sustainability and social responsibility return through their impact in our local communities.

Each Fund's High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund's Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund's Board and under the ultimate supervision of the Board. See "How Shares Are Priced" in this Prospectus. Each Fund's High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order, the Funds may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Funds and Calvert Group, Ltd., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.

The Funds may also invest in high social impact issuers through social enterprises in conjunction with the Special Equities investment program (see "Special Equities" below).

Investments in High Social Impact Investments may hinder the Calvert Social Index Fund's ability to track the Index. High Social Impact Investments for Calvert Social Index Fund will be limited to 1% of the Fund's assets if it commences the program.

Special Equities

(CSIF Balanced Portfolio, CSIF Equity Portfolio, Calvert Social Index Fund, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, CWVF International Equity Fund, Calvert International Opportunities Fund and Calvert Global Alternative Energy Fund)

Each of these Funds has a Special Equities investment program that allows the Fund to promote especially promising approaches to sustainable and socially responsible investment goals through privately placed investments. Special Equities investments are subject to each Fund's limit on illiquid securities (which is no more than 15% of a Fund's net assets). The investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds. Most Special Equities investments are expected to have a projected market-rate risk-adjusted return. A small percentage of the program may be invested in Social Enterprises, issues that have a projected below-market risk-adjusted rate of return, but are expected to have a high degree of positive impact on societal change. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Although Special Equities investments are not evaluated specifically according to a Fund's sustainable and social responsible investment criteria, they are examined to ensure that the nature of these investments is consistent with such criteria. Special Equities involve a high degree of risk -- they are subject to liquidity, information and, if a debt investment, credit risk. A Fund's Special Equities are valued under the direction of the Fund's Board.

Pursuant to approval by each Fund's Board of Trustees/Directors, each Fund has retained Stephen Moody and Jean-Luc Park as consultants to provide investment research for the Special Equities Program.

Special Equities investments for Calvert Social Index Fund will be limited to 1% of the Fund's assets if it commences the program.

Manager Discovery Program
(CSIF Balanced Portfolio)

As part of Calvert's and CSIF shareholders' ongoing commitment to promoting equal opportunity, Calvert has introduced the Manager Discovery Program as a component of CSIF Balanced Portfolio. The program allocates up to 5% of the Fund's assets to strong-performing yet often overlooked minority and women-owned money management firms. These firms must have a proven track record and investment discipline that mirror the investment objectives of the equity portion of the Fund. The Manager Discovery Program seeks to bring a dynamic new perspective to the Fund, while maintaining Calvert's long-standing commitment to seeking financial performance and societal impact.

MANAGEMENT OF FUND INVESTMENTS

ABOUT CALVERT

Calvert Asset Management Company, Inc. (Calvert), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Funds and all underlying funds in which the Asset Allocation Funds invest. Calvert provides the Funds and the underlying funds with investment supervision and management and office space, furnishes executive and other personnel to the Funds and the underlying funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of December 31, 2009, Calvert was the investment advisor for 54 mutual fund portfolios and had over $14 billion in assets under management.

MORE INFORMATION ABOUT THE ADVISOR, SUBADVISORS AND PORTFOLIO MANAGERS

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Advisor and respective Subadvisor (if any) of each Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a "Portfolio Manager"). The respective Fund's SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the Fund.

CSIF Balanced Portfolio

Calvert Asset Management Company, Inc.

See "About Calvert" above.
Natalie A. Trunow handles the allocation of assets and Portfolio Managers for the Fund.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Natalie A. Trunow

Senior Vice President, Chief Investment Officer -- Equities, overseeing investment strategy and management of all Calvert balanced, equity and asset allocation portfolios.

Ms. Trunow joined Calvert as Head, Equities in August 2008. She previously served as the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

Asset and Portfolio Manager Allocations

Fixed Income Investments of CSIF Balanced Portfolio

Calvert Asset Management Company, Inc.

See "About Calvert" above.
Gregory Habeeb manages the day-to-day investment of the fixed-income investments of the Fund.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997 Mr. Habeeb has over 27 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager for fixed income investments

Equity Investments of CSIF Balanced Portfolio

New Amsterdam Partners LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed a portion of the equity assets of the Fund since June 30, 2004.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Michelle Clayman, CFA	New Amsterdam -- Ms. Clayman founded the firm in 1986.	Portfolio Manager
Nathaniel Paull, CFA	New Amsterdam -- Senior Portfolio Manager	Portfolio Manager

Profit Investment Management (Profit), 8401 Colesville Road, Suite 320, Silver Spring, Maryland 20910, has managed a portion of the equity assets of the Fund since October 2002. Profit is a part of Calvert's Manager Discovery Program.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Eugene A. Profit	Mr. Profit has been President and CEO of Profit since 1996.	Portfolio Manager

CSIF Equity Portfolio

Atlanta Capital Management Company, LLC (Atlanta Capital), Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309, has managed the assets of the Fund since September 1998.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Richard B. England, CFA

2001-2004:  Senior Portfolio Manager, Putnam Investments.

2004-Present: Managing Director -- Equities and Portfolio Manager, Atlanta Capital

Member of Management Committee

Mr. England became a Portfolio Manager for this Fund in July 2006.

Lead Portfolio Manager
William R. Hackney III, CFA	Managing Partner, Chief Investment Officer and Portfolio Manager, Atlanta Capital Member of Management Committee	Portfolio Manager
Paul J. Marshall, CFA	Director of Research and Portfolio Manager, Atlanta Capital Mr. Marshall became a Portfolio Manager for this Fund in March 2009.	Portfolio Manager

Calvert Social Index Fund

World Asset Management, Inc. (World Asset), 255 E. Brown St., Birmingham, MI 48009, is the Subadvisor for Calvert Social Index Fund. World Asset is an indirect wholly-owned subsidiary of Comerica Incorporated. World Asset has been in the index business since the mid-1970s and specializes in passive portfolio management techniques. It has managed the assets of the Fund since its inception in 2000.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Kevin K. Yousif	World Asset as Portfolio Manager.	Portfolio Manager
Eric R. Lessnau	December 2008-present: World Asset as Portfolio Manager. January-December 2008: World Asset as Portfolio Analyst. 2003-January 2008: Comerica Securities as Senior Analyst.	Portfolio Manager

CSIF Enhanced Equity Portfolio

Calvert Asset Management Company, Inc.

See "About Calvert" above.
Natalie A. Trunow, Senior Vice President, Chief Investment Officer, manages the day-to-day investment of assets of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Natalie A. Trunow

Senior Vice President, Chief Investment Officer -- Equities, overseeing investment strategy and management of all Calvert balanced, equity and asset allocation portfolios.

Ms. Trunow joined Calvert as Head, Equities in August 2008. She previously served as the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

Portfolio Manager

Calvert Large Cap Growth Fund

Bridgeway Capital Management, Inc. (Bridgeway Capital), 5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448, has managed the assets of the Fund (previously the Bridgeway Fund, Inc. Social Responsibility Portfolio) since its inception in 1994. The firm has been in business since 1993. The firm is controlled by John Montgomery and his family.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
John N.R. Montgomery	Mr. Montgomery founded Bridgeway Capital.	Portfolio Manager

Calvert Capital Accumulation Fund

New Amsterdam Partners LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed the assets of the Fund since September 2005.

Michelle Clayman and Nathaniel Paull are New Amsterdam's Portfolio Managers for Calvert Capital Accumulation Fund. Please see the information presented above with respect to New Amsterdam's management of CSIF Balanced Portfolio regarding these Portfolio Managers' business experience during the last five years and role on the management team.

CWVF International Equity Fund

Calvert Asset Management Company, Inc.

See "About Calvert" above.

Natalie A. Trunow, Senior Vice President, Chief Investment Officer, has managed an allocation of the Fund's assets since December 2009 and is Calvert's portfolio manager for CWVF International Equity Fund. Please see the information presented above with respect to Calvert's management of CSIF Enhanced Equity Portfolio regarding this Portfolio Manager's business experience during the last five years and role on the management team.

Thornburg Investment Management, Inc. (Thornburg), 2300 North Ridgetop Road, Santa Fe, NM 87506, has managed an allocation of the Fund's assets since December 2009. Thornburg is a Delaware corporation, which has 28 managing directors with an equity interest in the firm.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
William V. Fries, CFA	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager
Wendy Trevisani	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager
Lei "Rocky" Wang, CFA	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager

Martin Currie, Inc. (Martin Currie), 1350 Avenue of Americas, Suite 3010, New York, NY 10019, has managed an allocation of the Fund's assets since December 2009. Martin Currie is a subsidiary of Martin Currie Investment Management Ltd, located in Edinburgh, Scotland, which was founded in 1881 and is a specialist investment management business. Martin Currie Investment Management Ltd manages US$19.1 billion in active equity portfolios for a global client base of financial institutions, charities, foundations, endowments, pension funds, family offices, government agencies and investment funds. Martin Currie is a private company, owned and managed by its full-time employees.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
James Fairweather	1997 - present: Chief Investment Officer, Head of Global Equities, Martin Currie	Lead Portfolio Manager, Martin Currie
David Sheasby	2004 - present: Director, Portfolio Manager, Martin Currie	Portfolio Manager
Christine Montgomery	December 2009 - present: Portfolio Manager, Martin Currie 2007-2009: Investment Partner, Edinburgh Partners 2002-2006: Global equities fund manager, Franklin Templeton	Portfolio Manager

Calvert International Opportunities Fund

F&C Management Limited (F&C), Exchange House, Primrose Street, London EC2A 2NY, United Kingdom, has managed the assets of the Fund since its inception in May 2007. F&C, a corporation organized under the laws of the United Kingdom, registered with the SEC as an investment advisor in 1991. F&C is a wholly owned subsidiary of F&C Asset Management plc, which was incorporated in 1868 in London with the launch of the world's first investment trust and today manages more than $200 billion in international and global equities, fixed income, property, socially responsible and alternative strategies.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Sophie Horsfall	2002-present: Portfolio Manager, F&C	Lead Portfolio Manager
Jeremy Tigue	2002-present: Head, F&C Global Equities Group; also Manager, Foreign & Colonial Investment Trust	Head of Global Equities
Terry Coles	September 2006-present: Fund Manager, Global Equities, F&C 2002-2006: Global Equities Fund Manager, Morgan Stanley	Alternate Portfolio Manager
Giles Money	2006-present: Fund Manager, Global Equities, F&C 2005-2006: Strategy team, F&C	Portfolio Manager

Calvert New Vision Small Cap Fund

Bridgeway Capital Management, Inc. (Bridgeway Capital), 5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448, has managed the assets of the Fund since March 9, 2007.

John N.R. Montgomery is Bridgeway Capital's Portfolio Manager for the Fund. Please see the information presented above with respect to Bridgeway Capital's management of Calvert Large Cap Growth Fund regarding Bridgeway Capital's business and organization, and regarding this Portfolio Manager's business experience during the last five years and role on the management team.

Calvert Small Cap Value Fund and Calvert Mid Cap Value Fund

Channing Capital Management, LLC (Channing), 10 South LaSalle Street, Suite 2650, Chicago, IL 60603, has managed the assets of both Funds since their inception in 2005.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Eric T. McKissack, CFA	Portfolio Management, Channing (2003-Present)	Lead Portfolio Manager for Calvert Mid Cap Value Fund
Wendell E. Mackey, CFA	Portfolio Management, Channing (2003-Present)	Lead Portfolio Manager for Calvert Small Cap Value Fund

Calvert Global Alternative Energy Fund

KBC Asset Management International Ltd. (KBC), Joshua Dawson House, Dawson Street, Dublin 2, Ireland, has managed the assets of the Fund since inception in May 2007. KBC is wholly-owned by KBC Asset Management Limited, which is a wholly-owned subsidiary of KBC Asset Management N.V. KBC's ultimate parent is the KBC Group, a major financial service group with headquarters in Brussels, Belgium.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Jens Peers	Lead Manager, KBC Financial Analyst, KBC	Portfolio Manager
Treasa Ni Chonghaile	Equity Portfolio Management, KBC Performance & Risk Analyst, KBC	Portfolio Manager
Colm O'Connor

Equity Portfolio Management, KBC (Jan. 2009 -- present)

Equity Analyst, Environmental Strategies, KBC (2006-2009)

Alternative Investments Analyst, KBC (2005-2006)

Performance & Risk Analyst, KBC (2004-2005)

Portfolio Manager

Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund

Calvert Asset Management Company, Inc.

See "About Calvert" above.

The Calvert Asset Allocation Committee (the "Allocation Committee") manages the Asset Allocation Funds. Natalie A. Trunow is the head of the Allocation Committee. She is Senior Vice President, Chief Investment Officer -- Equities, Calvert, and oversees investment strategy and management of all Calvert balanced, equity and asset allocation portfolios. Ms. Trunow joined Calvert as Head, Equities, in August 2008. She previously served as the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management. The Asset Allocation Funds' SAI provides additional information about Ms. Trunow's management of other accounts, compensation and ownership of securities in each Asset Allocation Fund.

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Each of the Funds has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor, if any (that is not an "affiliated person" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")) without shareholder approval. See "Investment Advisor and Subadvisors" in the respective Fund's SAI for further details.

The table below shows the aggregate annual advisory fee paid by each Fund (other than the Asset Allocation Funds) for the most recent fiscal year as a percentage of that Fund's average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees, if any, paid directly by the Fund. (Subadvisory fees paid by Calvert to a Subadvisor are reflected in the total advisory fees paid by the Fund to Calvert.) The advisory fee does not include administrative fees.

Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund do not pay advisory fees to Calvert for performing investment advisory services. Calvert, however, does receive advisory fees from managing the underlying Calvert funds, a portion of which are paid indirectly by the Asset Allocation Funds. For the most recent fiscal year, each Asset Allocation Fund paid an administrative fee of 0.15% of the Fund's average daily net assets to Calvert Administrative Services Company, an affiliate of the Advisor.

Fund	Advisory Fee
CSIF Balanced Portfolio	0.425%
CSIF Equity Portfolio	0.50%
Calvert Social Index Fund	0.225%
CSIF Enhanced Equity Portfolio	0.50% [1]
Calvert Large Cap Growth Fund	0.47% [2]
Calvert Capital Accumulation Fund	0.65%
CWVF International Equity Fund	0.74% [3]
Calvert International Opportunities Fund	0.80%
Calvert New Vision Small Cap Fund	0.75%
Calvert Small Cap Value Fund	0.75%
Calvert Mid Cap Value Fund	0.65%
Calvert Global Alternative Energy Fund	1.00%

1     Contractual advisory fee is 0.60%; the Advisor voluntarily waived 0.10% in advisory fees. The Fund was subadvised by SSgA Funds Management, Inc. from its April 1998 inception through June 1, 2009 and has been managed by Calvert since June 2, 2009.

2     This includes a 0.25% advisory fee and a 0.45% subadvisory fee the Fund paid directly to the Subadvisor. The subadvisory fee is 0.45% on the first $1 billion of the Fund's average daily net assets and 0.425% on the Fund's average daily net assets in excess of $1 billion. The Subadvisor may earn (or have its base fee reduced by) a performance fee adjustment ("Performance Fee"), which shall vary with the Fund's performance over a "performance period" as compared to a "benchmark index" and will range from a minimum of -0.25% to a maximum of +0.25% based on the extent to which performance of the Fund's Class I shares exceeds or trails the S&P 500 Index. The performance rate adjustment is 5.00% times the difference between the performance of the Fund and that of the benchmark index, except that there is no performance adjustment if the difference between the Fund performance and the benchmark index performance is less than or equal to 2%. The performance period is the most recent one-year period ending on the last day of the previous month that the NYSE was open for trading. For purposes of calculating the base fee, net assets are averaged over the most recent month of the rolling one-year period. For purposes of calculating the Performance Fee, net assets are averaged over the rolling one-year performance period. The subadvisory fee was subject to a negative 0.23% Performance Fee adjustment for the most recent fiscal year.

3     The contractual advisory fee is 0.75% on the first $250 million, 0.725% on the next $250 million and 0.675% over $500 million; the Advisor waived 0.01% in advisory fees.

________________________________________

A discussion regarding the basis for the approval by the Funds' Board of Trustees/Directors of the investment advisory agreement and any applicable subadvisory agreement with respect to each Fund is available in the most recent Semi-Annual Report of the respective Fund covering the fiscal period that ends on March 31 each year.

CONSULTING FEES

(Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Ibbotson Associates, a wholly-owned subsidiary of Morningstar, Inc., serves as an asset allocation consultant and provides guidance on maintaining an optimal allocation strategy for the Asset Allocation Funds. Ibbotson reviews portfolio allocations on a quarterly basis and reports results and recommendations to the Calvert Asset Allocation Committee. Each Asset Allocation Fund pays Ibbotson an annual fee of 0.05% of the Fund's average daily net assets as compensation for such consulting services. Ibbotson Associates is located at 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601.

SHAREHOLDER INFORMATION

For more information on buying and selling shares, please contact your financial professional or Calvert's client services department at 800-368-2748.

How to Open an Account

Complete and sign an application for each new account. Be sure to specify Class I. After your account is open, you may buy shares and wire funds by telephone. All subsequent purchases must be made by an electronic funds transfer or through the National Securities Clearing Corporation ("NSCC"), in U.S. dollars. Each ACH funds transfer is limited to $300,000. Calvert Distributors, Inc. ("CDI") is the Funds' distributor. For more information and wire instructions, call Calvert at 800-327-2109.

Minimum to Open Fund Account: $1,000,000

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Examples include the following:

  the investment would permit a previously closed Class I in the Fund to reopen, at no additional expense to other Fund Classes;
  the investor has agreed to make additional Class I investments within a reasonable amount of time;
  discretionary wrap programs;
  omnibus accounts purchasing for a fund of funds; and
  certain omnibus accounts and employer sponsored retirement or employee benefit plan accounts.

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange ("NYSE") is open and the Fund is open but electronic funds transfers cannot be received because the banks are closed.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, each Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Through your Broker/Dealer

Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. ET) on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Arrangements with Broker/Dealers

CDI, the Funds' distributor, may pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of a Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker/dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale and distribution of the securities or for services to a Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates.

HOW SHARES ARE PRICED

The price of shares is based on each Fund's NAV. The NAV is computed by adding the value of a Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the oversight of the Board of Trustees/Directors and pursuant to a Fund's valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security.

Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees/Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to a Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors may change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

For assistance in making fair value determinations, the Boards of Directors of CWVF International Equity Fund, Calvert International Opportunities Fund and Calvert Global Alternative Energy Fund have retained a third-party fair value pricing service, pursuant to the respective Fund's valuation procedures and under the ultimate supervision of the Board, to quantitatively value holdings of the Fund that trade on foreign exchanges. From time to time, market moves in the U.S. subsequent to the close of those local markets but prior to the Fund's official pricing time of 4 p.m. Eastern Time may cause those local market prices to not be representative of what a reasonable investor would pay for those securities. In the event of such market movements in excess of previously established and Board-approved thresholds, the Fund's service providers quantitatively estimate the fair value of each affected security. The values are calculated using the service provider's proprietary models based upon the actual market close and trailing data from various benchmarks, futures and currencies. Factors that may influence the results of this process include changes in U.S. market index values, price movements in futures contracts based on foreign markets that trade in the U.S., and changes in industry or economic sector indices.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See "Request in Good Order" below.

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in "good order." This means that your request must include:

  The Fund name and account number.
  The amount of the transaction (in dollars or shares).
  Signatures of all owners exactly as registered on the account (for mail requests).
  Signature guarantees (if required).*
  Any supporting legal documentation that may be required.
  Any outstanding certificates representing shares to be redeemed.
  For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day's closing NAV; otherwise you will receive the next business day's NAV.

Purchase and Redemption of Shares through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund's behalf. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, receives the order in good order. The customer orders will be priced at the Fund's NAV next computed after they are received by an authorized broker/dealer or the broker/dealer's authorized designee.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by ACH funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. ACH funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.

Each Fund reserves the right to suspend or postpone redemptions during any period when:

(a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings;

(b) the SEC has granted an order to the Fund permitting such suspension; or

(c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be made by electronic funds transfer because the banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone - call 800-368-2745

You may redeem shares from your account by telephone and have your money sent by electronic funds transfer to a bank you have previously authorized. All redemptions must be made by an electronic funds transfer or through the NSCC, in U.S. dollars. Each ACH funds transfer is limited to $300,000. To add instructions to permit an electronic funds transfer to be sent to an account not previously authorized you must send us those instructions in a letter that is signature guaranteed.

Written Requests

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544.

Your letter should include your account number, name of the Fund and Class, the number of shares or the dollar amount you are redeeming, and how you want the money sent to your authorized account. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to an account other than the account of record, your letter must be signature guaranteed.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days).

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Redemption Fee

In its effort to detect and prevent market timing, each Fund charges a 2% redemption fee on redemptions, including exchanges, within 7 days of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under "Other Calvert Features/Policies -- Market Timing Policy" below. In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

For those shares to which the Fund's redemption fee policy is applicable, the redemption fee will only be waived in the following circumstances:

  Accounts of foundations, endowments, state and local governments, and those that use consultants.
  Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.
  Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
  The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Code.
  Involuntary redemptions of accounts under procedures set forth by a Fund's Board of Trustees/Directors.
  Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.
  Redemption of shares purchased with reinvested dividends or capital gain distributions.
  Shares transferred from one retirement plan to another in the same Fund.
  Shares redeemed as part of a retirement plan termination or restructuring.
  Redemption of shares of a Fund held as a "qualified default investment alternative" in a retirement plan account in accordance with the requirements of Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations promulgated under that Act (CSIF Balanced Portfolio, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund only).
  Redemption of shares of a Fund held as a default investment option in a retirement plan.
  Exchange or redemption transactions by an account that a Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that does not have the systematic capability of assessing the redemption fee at the individual or participant account level. For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund's Transfer Agent.

In order to determine your eligibility for a redemption fee waiver, it may be necessary to notify your broker/dealer or the Fund of the qualifying circumstances and to provide any applicable supporting documentation.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts. There are no assurances that intermediaries will properly assess the fee.

OTHER CALVERT FEATURES / POLICIES

Website
For 24 hour performance and account information visit www.calvert.com.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of logging on to www.calvert.com.

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Telephone Transactions

You may purchase, redeem, or exchange shares, or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that include common stock funds, tax-exempt and corporate bond funds, and money market funds; call your broker/dealer or Calvert representative for more information. We make it easy for you to purchase shares in other Calvert Funds if your investment goals change.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). You may then give exchange instructions by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert Fund, and the exchange must satisfy the minimum investment amount for that Calvert Fund.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (i.e., Columbus Day and Veterans Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, each Fund's Board of Trustees/Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Fund, which may require you to pay a redemption fee, as described under "How to Sell Shares - Redemption Fee" in this Prospectus. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor and Subadvisor(s) to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of any Fund through a service provider, such as a broker/dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Trustees/Directors. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. As a result, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund's Board of Trustees/Directors. The Board of Trustees/Directors of each Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of any Fund through an omnibus account if the service provider's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund's Board of Trustees/Directors. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

As stated under "How to Sell Shares" in this Prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account:

  does not have the systematic capability of assessing the redemption fee at the individual or participant account level, or as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee.

If a significant percentage of a Fund's shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.

Each Fund and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CDI also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice) or withdraw all or any part of the offering made by this Prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund prospectuses and annual and semi-annual reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call Calvert client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance

Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund.

If the balance in your account falls below the minimum, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed or moved to Class A (at NAV) if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.
CSIF Balanced Portfolio	Paid quarterly
Calvert Moderate Allocation Fund	Paid quarterly
Calvert Aggressive Allocation Fund	Paid quarterly

CSIF Equity Portfolio	Paid annually
Calvert Social Index Fund	Paid annually
CSIF Enhanced Equity Portfolio	Paid annually
Calvert Large Cap Growth Fund	Paid annually
Calvert Capital Accumulation Fund	Paid annually
CWVF International Equity Fund	Paid annually
Calvert International Opportunities Fund	Paid annually
Calvert New Vision Small Cap Fund	Paid annually
Calvert Small Cap Value Fund	Paid annually
Calvert Mid Cap Value Fund	Paid annually
Calvert Global Alternative Energy Fund	Paid annually

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid to you by electronic funds transfer to a predesignated bank account. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. For CSIF Balanced Portfolio, you will be notified to the extent, if any, that dividends reflect interest received from U.S. Government securities. Such dividends may be exempt from certain state income taxes. If you invest in an international or global Fund (CWVF International Equity Fund, Calvert International Opportunities Fund or Calvert Global Alternative Energy Fund), you may receive additional information regarding foreign source income and foreign taxes to assist in your calculation of foreign tax credits.

Some of the dividends may be identified as qualified dividend income and be eligible for the reduced federal tax rate if the individual investor meets the holding period requirement. Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

DESCRIPTION OF UNDERLYING FUNDS

(Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Each Asset Allocation Fund seeks to achieve its investment objective by investing primarily in shares of other underlying Calvert funds. The investment performance and risks of the Asset Allocation Funds are therefore directly related to the investment performance and risks of the underlying Calvert funds. The respective Fund Summaries for the Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund in this Prospectus specify the underlying Calvert funds in which each Asset Allocation Fund may invest. Calvert is the investment advisor for all of the underlying funds.

Underlying Calvert Equity Funds

All underlying Calvert equity funds are offered in this Prospectus except for the Calvert Global Water Fund. The investment objective, principal investment strategies and principal risks of the underlying Calvert equity funds other than the Calvert Global Water Fund are described in the respective Fund Summaries in this Prospectus. For additional information on the underlying equity funds' investment strategies and risks of these Funds, see "More Information on Investment Strategies and Risks" in this Prospectus. Additional investment practices are described in the SAI of each of these underlying Calvert equity funds.

One additional underlying Calvert fund (Calvert Global Water Fund) is offered in a separate Calvert prospectus. The investment objectives, principal investment strategies, principal risks and description of water indices of the Calvert Global Water Fund (Class A, C and Y only) are described below. This description is not an offer of this underlying fund's shares. For additional information on the investment strategies and risks of this underlying fund, please see Calvert's Equity Prospectus dated January 31, 2010 (Class A, B, C and Y). Additional investment practices are described in the Calvert Impact Fund, Inc. SAI dated January 31, 2010 that includes this underlying fund. The prospectus and SAI for Calvert Global Water Fund is available on Calvert's website at www.calvert.com.

Calvert Equity Fund

Calvert Global Water Fund

Investment Objective

The Fund seeks growth of capital through investment in equity securities of companies active in the water-related resource sector, using the Fund's corporate responsibility standards and strategies.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies whose main business is in the water sector or that are significantly involved in water related services or technologies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the water-related resource sector.

Investments in water-related resource sectors and companies include: water treatment, engineering, filtration, environmental controls, water related equipment, water and wastewater services, and water utilities. These companies may be involved in technologies, services and products including water distribution, water infrastructure and equipment, construction and engineering, environmental control and metering, and services or technologies that conserve or enable more efficient use of water. The Fund seeks to invest in companies directly involved in the management of water-related resources and not in packagers or resellers of bottled water.

A company whose main business is in the water-related resource sector or that is significantly involved in the water-related resource sector will: (1) derive at least 50% of its revenues or earnings from water-related resource sector activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following water indices: Palisades (Global) Water Index, S&P Global Water Index, ISE Water IndexTM and Janney Global Water IndexSM. For more information on these indices, see "Description of Water Indices" below.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many water-related resource companies are relatively new.

The Fund is non-diversified.

As a globally diverse fund, the Fund may invest in several countries in different geographic regions of the world, and the Subadvisor's stock selection process does not utilize a pre-determined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in any geographic region (including in emerging markets) if the Subadvisor deems the company attractive.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

The Subadvisor combines quantitative (initial screening and evaluation) and fundamental processes. The fundamental process focuses on company strength, growth, and cash flow measures, taking into account sustainable and socially responsible investing initiatives and polices. Top-down views on industries, sectors or regions act as risk controls in portfolio construction.

The Subadvisor may sell a security following evaluation using a fair-value model, based on factors, including review of business or financial fundamentals, and future expectations relative to current valuation and the model target.

Although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Fund may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Engagement will encourage selected companies in the Fund's portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway. The Fund has sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the Fund, and specific types of companies in which the Fund seeks to invest.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability, and responsibility factors, as well as its threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Water Sector Risk. Stocks that comprise the water-related resource sector may fall in value.

Water Industry Risks. The water industry can be significantly affected by common economic trends or other changes, such as availability of water, the level of rainfall and occurrence of other climatic events, water consumption, development of new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.

Concentration Risk. A downturn in the water-related resources sector would impact the Fund more than a fund that does not concentrate in this industry. Because shares of companies involved in the water sector have been more volatile than shares of companies operating in other more established sectors, the Fund may be more volatile than other mutual funds.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value (including stock markets outside the U.S.), causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Description of Water Indices

The Fund may invest in companies that are included in the water indices described below.
Palisades Global Water Index

The Palisades Global Water Index is a modified equal-dollar weighted stock market index. The Index is designed to track the performance of companies engaged in the global water industry such as pump and filter manufacturers, water utilities, and irrigation equipment manufacturers. As of December 31, 2009, the Index included 31 companies.

Standard & Poor's (S&P) Global Water Index

The S&P Global Water Index is comprised of many of the largest publicly traded companies in water-related businesses that meet the Index's specific investability requirements. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global water industry, from both developed markets and emerging markets. As of December 31, 2009, the Index included 50 companies.

ISE Water IndexTM

The ISE Water Index provides a benchmark for investors interested in this emerging sector. The Index uses a modified market capitalization-weighted methodology to create a more uniform weight distribution. This prevents a few large component stocks from dominating the Index but still promotes portfolio diversification by retaining the economic attributes of capitalization ranking. Semi-annual reviews and rebalancing events are used to "re-set" the weighting of the component such that the component has a proportionate influence on the index performance. As of December 31, 2009, the Index contained 36 component stocks.

Janney Global Water IndexSM

The Janney Global Water Index is the composite index and includes water utilities and companies engaged in water infrastructure and technology development. The composite is divided into two sub-indexes: Janney Water WorksSM, a compilation of 30 water utilities, and Janney Water TechSM, which includes 30 water technology and infrastructure stocks. As of December 31, 2009, the Index included 60 companies.

Underlying Calvert Fixed-Income and Money Market Funds

Two additional underlying Calvert funds (Calvert Social Investment Fund Bond Portfolio and Calvert Social Investment Fund Money Market Portfolio) are offered in a separate Calvert prospectus. The investment objectives, principal investment strategies and principal risks of these two underlying funds are described below. This description is not an offer of these underlying funds' shares. For additional information on the investment strategies and risks of these two underlying funds, please see Calvert's Fixed-Income prospectus dated January 31, 2010 (Class A, B, C and Y). Additional investment practices are described in the Calvert Social Investment Fund SAI dated January 31, 2010 that includes these two underlying funds. The prospectus and SAI for Calvert Social Investment Fund Bond Portfolio and Calvert Social Investment Fund Money Market Portfolio are available on Calvert's website at www.calvert.com.

Calvert Fixed-Income Fund

Calvert Social Investment Fund Bond Portfolio

Investment Objective

The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment criteria, including financial, sustainability and social responsibility factors.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. At least 65% of the Fund's net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. Government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may decline.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk.  Unrated securities may be less liquid than rated securities determined to be of comparable quality.  When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Collateralized Mortgage Obligation ("CMO") Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Calvert Money Market Fund

Calvert Social Investment Fund Money Market Portfolio

Investment Objective

The Fund seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments meeting the Fund's investment criteria, including financial, sustainability and social responsibility factors.

Principal Investment Strategies

The Fund invests in high quality money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations, and repurchase agreements. All investments must comply with the SEC's money market fund requirements per Rule 2a-7 of the Investment Company Act of 1940.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the Fund because it invests primarily in securities that are considered to be of high quality. The Fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING BY THE UNDERLYING FUNDS

(Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Underlying Calvert Equity Funds

Please see "About Sustainable and Socially Responsible Investing" in this Prospectus with respect to the investment selection process and the sustainable and socially responsible investment criteria of the underlying Calvert equity funds other than the Calvert Global Water Fund.

The following describes the investment selection process and the sustainable and socially responsible investment criteria of the underlying Calvert Global Water Fund.

CALVERT SOLUTION STRATEGIESTM

(Calvert Global Water Fund)

Investment Selection Process

In seeking the Fund's investment objective, investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. To the greatest extent possible, the Fund seeks to invest in companies that exhibit positive performance with respect to one or more of the sustainable and socially responsible investment criteria. Investments for the Fund must be consistent with the Fund's current financial, sustainable and socially responsible investment criteria, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed income securities in the Fund may be made prior to the application of corporate responsibility standards and strategies, due to the nature of the fixed income market, where unlike equities, fixed income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed income security is evaluated according to the Fund's sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund's sustainable and socially responsible investment criteria, the security will be sold as per Calvert's procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets the Fund's sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

The Fund may invest in ETFs for the limited purpose of managing the Fund's cash position consistent with the Fund's applicable benchmark. The ETFs in which the Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund's sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund's applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by the Fund does not constitute endorsement or validation by the Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's sustainable and socially responsible investment criteria.

Sustainable and Socially Responsible Investment Criteria

The Fund seeks to invest in companies that produce or market safe water-related products, services and technologies that enhance access and affordability, public health, and quality of life. Calvert believes that equitable access to water is a fundamental human right. The Fund will take into account the specific human rights and Indigenous Peoples' Rights issues related to the sector, as well as those pertaining to environmental as well as governance commitments and performance.

In seeking the Fund's investment objective, investments are selected for financial soundness as well as evaluated according to the Fund's threshold responsibility standards with respect to tobacco, weapons and human rights. Investments for the Fund must be consistent with the Fund's current investment criteria, including financial factors and threshold responsibility standards.

The Fund has the following threshold responsibility standards, which are applied in determining whether a security qualifies as an investment for the Fund:

  The Fund will seek to avoid investing in companies that manufacture tobacco products.

  The Fund will seek to avoid investing in companies that manufacture, design or sell weapons or the critical components of weapons that violate international humanitarian law or that are inherently offensive weapons.

  The Fund will critically evaluate companies that contribute directly to governments that are under U.S. or international sanction for grave human rights abuses such as genocide or forced labor.

As the corporate responsibility and sustainability objectives long supported by Calvert have become more mainstream concerns, Calvert has observed significant new commitments to address environmental, social and governance issues on the part of many companies. The Fund acknowledges and encourages such progress, including that on the part of companies which may be in the early stages of addressing the most critical risks and/or opportunities facing the industry. Engagement for the Fund will encourage companies to reinforce key areas of progress and to address legacy or current issues where commitment and performance continue to lag. Engagement will urge companies to pursue sustainability leadership opportunities where possible, especially in the context of promoting sound environmental management and equitable access to water around the world.

As a matter of practice, evaluation of a particular company in the context of this strategy will involve subjective judgment by Calvert and the Subadvisor. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.

Calvert's approach will employ a range of engagement tools, from proxy voting and shareholder resolutions to dialogues with senior management and broader industry-standard setting initiatives to advance our advocacy objectives with selected companies.

Underlying Calvert Fixed-Income and Money Market Funds

The following describes the investment selection process and the sustainable and socially responsible investment criteria of the underlying Calvert fixed-income and money market funds.

CALVERT SIGNATURE STRATEGIESTM

(CSIF Bond Portfolio and CSIF Money Market Portfolio)

Investment Selection Process

In seeking a Fund's investment objective, investments are first selected for financial soundness and then evaluated according to that Fund's sustainable and socially responsible investment criteria. Only companies that meet all of the Fund's environment, social, and governance ("ESG") criteria are eligible for investment. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for a Fund must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed income securities for Calvert's sustainable and socially responsible funds may be made prior to the application of the sustainability and social responsibility analysis, due to the nature of the fixed income market. Unlike equities, fixed income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed income security is evaluated according to the Fund's sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund's sustainable and socially responsible investment criteria, the security will be sold per Calvert's procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund's sustainable and socially responsible investment criteria apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

Although each Fund's sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert believes there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment objective and its sustainable and socially responsible investment criteria.

CSIF Bond Portfolio may invest in ETFs for the limited purpose of managing the Fund's cash position consistent with the Fund's applicable benchmark. The ETFs in which the Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund's sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund's applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Sustainable and Socially Responsible Investment Criteria

Each Fund seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.

Each Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert, drawing on the Fund's longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Trustees without shareholder approval.

CSIF Bond Portfolio and CSIF Money Market Portfolio

The Funds seek to invest in companies that:

  Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.

  Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization ("ILO") core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

  Observe appropriate international human rights standards in operations in all countries.

  Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

  Produce or market products and services that are safe and enhance the health or quality of life of consumers.

  Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

  Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Funds seek to avoid investing in companies that:

  Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

  Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

  Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

  Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

  Demonstrate poor corporate governance or engage in harmful or unethical business practices.

  Manufacture tobacco products.

  Are significantly involved in the manufacture of alcoholic beverages.

  Have direct involvement in gambling operations.

  Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

  Manufacture or sell firearms and/or ammunition.

  Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

  Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples' rights, the interests of organic farmers and the interests of developing countries generally.

With respect to U.S. government securities, the CSIF Portfolios invest primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Fund's sustainable and socially responsible investment criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

Shareholder Advocacy and Corporate Responsibility

As each Fund's Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert's activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its sustainability research process. After a Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

SPECIAL INVESTMENT PROGRAMS

(Calvert Signature StrategiesTM and Calvert Solution StrategiesTM )

As part of Calvert's and Fund shareholders' ongoing commitment to providing and fostering innovative initiatives, Calvert Global Water Fund and CSIF Bond Portfolio may invest a small percentage of their respective assets through special investment programs that are non-principal investment strategies pioneered by Calvert -- High Social Impact Investments and, for Calvert Global Water Fund only, Special Equities.

High Social Impact Investments

(Calvert Global Water Fund and CSIF Bond Portfolio)

High Social Impact Investments is a program that targets up to 1% of each Fund's assets. High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering each Fund's sustainable and socially responsible investment criteria.

These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. Each Fund believes that these investments have a significant sustainability and social responsibility return through their impact in our local communities.

Each Fund's High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund's Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund's Board and under the ultimate supervision of the Board. See "How Shares Are Priced" in each Fund's Prospectus. Each Fund's High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order, the Fund may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Fund and Calvert Group, Ltd., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.

Special Equities

(Calvert Global Water Fund)

This Fund has a Special Equities investment program that allows the Fund to promote especially promising approaches to sustainable and socially responsible investment goals through privately placed investments. Special Equities investments are subject to the Fund's limit on illiquid securities (which is no more than 15% of the Fund's net assets). The investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds. Most Special Equities investments are expected to have a projected market-rate risk-adjusted return. A small percentage of the program may be invested in Social Enterprises, issues that have a projected below-market risk-adjusted rate of return, but are expected to have a high degree of positive impact on societal change. The Special Equities Committee of the Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk -- they are subject to liquidity, information and, if a debt investment, credit risk. The Fund's Special Equities are valued under the direction of the Fund's Board.

Pursuant to approval by the Fund's Board of Directors, the Fund has retained Stephen Moody and Jean-Luc Park as consultants to provide investment research for the Special Equities Program.

Special Equities investments for the Fund will be limited to 1% of the Fund's assets if it commences the program. This is subject to Board discretion.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Funds' fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund's financial statements, which were audited by KPMG LLP. Their report, along with a Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

CSIF Balanced Portfolio Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2009	2008	2007
Net asset value, beginning	$25.27	$31.64	$29.70
Income from investment operations
Net investment income	.52	.70	.76
Net realized and unrealized gain (loss)	(1.04)	(4.75)	1.90
Total from investment operations	(.52)	(4.05)	2.66
Distributions from
Net investment income	(.50)	(.69)	(.72)
Net realized gain	***	(1.63)	--
Total distributions	(.50)	(2.32)	(.72)
Total increase (decrease) in net asset value	(1.02)	(6.37)	1.94
Net asset value, ending	$24.25	$25.27	$31.64

Total return*	(1.76%)	(13.69%)	9.00%
Ratios to average net assets:A
Net investment income	2.42%	2.52%	2.40%
Total expenses	.89%	.80%	.77%
Expenses before offsets	.73%	.72%	.73%
Net expenses	.72%	.72%	.72%
Portfolio turnover	57%	77%	81%
Net assets, ending (in thousands)	$5,875	$5,905	$8,721

	Periods Ended
	September 30,	September 30,
Class I Shares	2006 (z)	2005 (x)
Net asset value, beginning	$28.38	$27.47
Income from investment operations
Net investment income	.64	.41
Net realized and unrealized gain (loss)	1.17	.87
Total from investment operations	1.81	1.28
Distributions from
Net realized gain	(.49)	(.37)
Total distributions	--	--
Total increase (decrease) in net asset value	1.32	.91
Net asset value, ending	$29.70	$28.38

Total return*	6.43%	4.71%
Ratios to average net assets:A
Net investment income	2.44%	1.94% (a)
Total expenses	1.07%	1.28% (a)
Expenses before offsets	.73%	.72% (a)
Net expenses	.72%	.72% (a)
Portfolio turnover	73%	70%
Net assets, ending (in thousands)	$6,317	$1,01

See notes to financial highlights.

CSIF Equity Portfolio Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2009 (z)	2008	2007
Net asset value, beginning	$34.58	$42.79	$38.44
Income from investment operations
Net investment income	.21	.20	.21
Net realized and unrealized gain (loss)	(1.83)	(5.98)	5.73
Total from investment operations	(1.62)	(5.78)	5.94
Distributions from
Net realized gain	(1.92)	(2.43)	(1.59)
Total distributions	(1.92)	(2.43)	(1.59)
Total increase (decrease) in net asset value	(3.54)	(8.21)	4.35
Net asset value, ending	$31.04	$34.58	$42.79

Total return*	(2.88%)	(14.39%)	15.88%
Ratios to average net assets:A
Net investment income	.79%	.49%	.53%
Total expenses	.70%	.67%	.67%
Expenses before offsets	.70%	.67%	.67%
Net expenses	.70%	.67%	.66%
Portfolio turnover	38%	51%	35%
Net assets, ending (in thousands)	$156,430	$118,423	$170,767

	Periods Ended
	September 30,	September 30,
Class I Shares	2006	2005
Net asset value, beginning	$36.40	$32.36
Income from investment operations
Net investment income	.17	.19
Net realized and unrealized gain (loss)	2.46	3.85
Total from investment operations	2.63	4.04
Distributions from
Net realized gain	(.59)	--
Total distributions	(.59)	--
Total increase (decrease) in net asset value	2.04	4.04
Net asset value, ending	$38.44	$36.40

Total return*	7.30%	12.48%
Ratios to average net assets:A
Net investment income	.49%	.63%
Total expenses	.68%	.68%
Expenses before offsets	.68%	.68%
Net expenses	.67%	.68%
Portfolio turnover	35%	.31%
Net assets, ending (in thousands)	$163,685	$133,696

See notes to financial highlights.

Calvert Social Index Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2009 (z)	2008	2007 (z)
Net asset value, beginning	$10.65	$13.92	$12.38
Income from investment operations
Net investment income	.15	.18	.22
Net realized and unrealized gain (loss)	(.77)	(3.25)	1.44
Total from investment operations	(.62)	(3.07)	1.66
Distributions from
Net investment income	(.18)	(.20)	(.12)
Total distributions	(.18)	(.20)	(.12)
Total increase (decrease) in net asset value	(.80)	(3.27)	1.54
Net asset value, ending	$9.85	$10.65	$13.92

Total return*	(5.26%)	(22.34%)	13.44%
Ratios to average net assets:A
Net investment income	1.88%	1.68%	1.65%
Total expenses	.63%	.57%	.57%
Expenses before offsets	.21%	.22%	.23%
Net expenses	.21%	.21%	.21%
Portfolio turnover	16%	14%	9%
Net assets, ending (in thousands)	$21,781	$21,342	$23,120

	Years Ended
	September 30,	September 30,
Class I Shares	2006 (z)	2005 (z)
Net asset value, beginning	$11.38	$10.59
Income from investment operations
Net investment income	.17	.16
Net realized and unrealized gain (loss)	.92	.87
Total from investment operations	1.09	1.03
Distributions from
Net investment income	(.09)	(.24)
Total distributions	(.09)	(.24)
Total increase (decrease) in net asset value	1.00	.79
Net asset value, ending	$12.38	$11.38

Total return*	9.61%	9.76%
Ratios to average net assets:A
Net investment income	1.46%	1.50%
Total expenses	.80%	1.35%
Expenses before offsets	.26%	.40%
Net expenses	.24%	.38%
Portfolio turnover	12%	14%
Net assets, ending (in thousands)	$12,462	$2,374

See notes to financial highlights.

CSIF Enhanced Equity Portfolio Financial Highlights

			Years Ended
		September 30,	September 30,	September 30,
Class I Shares		2009 (z)	2008 (z)	2007 (z)
Net asset value, beginning		$15.13	$20.67	$19.83
Income from investment operations
Net investment income		.20	.24	.22
Net realized and unrealized gain (loss)		(1.27)	(4.56)	1.55
Total from investment operations		(1.07)	(4.32)	1.77
Distributions from
Net investment income		(.23)	(.14)	(.10)
Net realized gain		--	(1.08)	(.83)
Total distributions		(.23)	(1.22)	(.93)
Total increase (decrease) in net asset value		(1.30)	(5.54)	.84
Net asset value, ending		$13.83	$15.13	$20.67

Total return*		(6.64%)	(22.13%)	9.09%
Ratios to average net assets:A
Net investment income		1.70%	1.36%	1.09%
Total expenses		.95%	.85%	.88%
Expenses before offsets	.	81%	.75%	.78%
Net expenses		.81%	.74%	.76%
Portfolio turnover		111%	46%	56%
Net assets, ending (in thousands)		$25,174	$23,364	$24,663

		Periods Ended
		September 30,	September 30,
Class I Shares		2006(z)	2005(v)
Net asset value, beginning		$18.75	$17.42
Income from investment operations
Net investment income		.19	.03
Net realized and unrealized gain (loss)		1.50	1.30
Total from investment operations		1.69	1.33
Distributions from
Net investment income		(.05)	--
Net realized gain		(.56)	--
Total distributions		(.61)	--
Total increase (decrease) in net asset value		1.08	1.33
Net asset value, ending		$19.83	$18.75

Total return*		9.19%	7.63%
Ratios to average net assets:A
Net investment income		.99%	.65% (a)
Total expenses		1.20%	2.57% (a)
Expenses before offsets		.84%	.82% (a)
Net expenses		.81%	.81% (a)
Portfolio turnover		47%	15%
Net assets, ending (in thousands)		$9,464	$1,246

See notes to financial highlights.

Calvert Large Cap Growth Fund Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2009	2008	2007
Net asset value, beginning	$26.93	$37.35	$31.69
Income from investment operations
Net investment income	.19	.08	.14
Net realized and unrealized gain (loss)	(2.13)	(10.07)	5.52
Total from investment operations	(1.94)	(9.99)	5.66
Distributions from
Net investment income	(.06)	(.03)	--
Net realized gain	--	(.40)	--
Total distributions	(.06)	(.43)	--
Total increase (decrease) in net asset value	(2.00)	(10.42)	5.66
Net asset value, ending	$24.93	$26.93	$37.35

Total return*	(7.16%)	(27.08%)	17.86%
Ratios to average net assets:A
Net investment income	0.86%	.27%	.55%
Total expenses	.68%	.92%	.71%
Expenses before offsets	.67%	.92%	.71%
Net expenses	.67%	.91%	.70%
Portfolio turnover	58%	81%	49%
Net assets, ending (in thousands)	$338,245	$418,415	$553,280

	Years Ended
	September 30,	September 30,
Class I Shares	2006	2005
Net asset value, beginning	$30.20	$24.95
Income from investment operations
Net investment income (loss)	.03	(.03)
Net realized and unrealized gain (loss)	1.46	5.28
Total from investment operations	1.49	5.25
Total increase (decrease) in net asset value	1.49	5.25
Net asset value, ending	$31.69	$30.20

Total return*	4.93%	21.04%
Ratios to average net assets:A
Net investment income (loss)	.12%	(.15%)
Total expenses	.97%	.99%
Expenses before offsets	.97%	.98%
Net expenses	.96%	.97%
Portfolio turnover	34%	61%
Net assets, ending (in thousands)	$239,542	$109,291

See notes to financial highlights.

Calvert Capital Accumulation Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2009	2008	2007(z)
Net asset value, beginning	$24.06	$29.16	$24.73
Income from investment operations
Net investment income (loss)	.02	**	(.05)
Net realized and unrealized gain (loss)	(2.19)	(4.69)	4.48
Total from investment operations	(2.17)	(4.69)	4.43
Distributions from
Net realized gain	--	(.41)	--
Total distributions	--	(.41)	--
Total increase (decrease) in net asset value	(2.17)	(5.10)	4.43
Net asset value, ending	$21.89	$24.06	$29.16
Total return*	(9.02%)	(16.31%)	17.91%
Ratios to average net assets:A
Net investment income (loss)	.10%	.01%	(0.19%)
Total expenses	1.28%	1.18%	1.14%
Expenses before offsets	.86%	.87%	.87%
Net expenses	.86%	.86%	.86%
Portfolio turnover	72%	49%	47%
Net assets, ending (in thousands)	$3,837	$3,573	$4,311

	Years Ended
	September 30,	September 30,
Class I Shares	2006	2005
Net asset value, beginning	$23.89	$21.85
Income from investment operations
Net investment income (loss)	(.02)	(.06)
Net realized and unrealized gain (loss)	.86	2.10
Total from investment operations	.84	2.04
Total increase (decrease) in net asset value	.84	2.04
Net asset value, ending	$24.73	$23.89

Total return*	3.52%	9.34%
Ratios to average net assets:A
Net investment income (loss)	(0.20%)	(0.43%)
Total expenses	1.90%	1.28%
Expenses before offsets	.88%	.87%
Net expenses	.86%	.86%
Portfolio turnover	31%	157%
Net assets, ending (in thousands)	$3,273	$2,596

See notes to financial highlights.

Calvert World Values ("CWVF") International Equity Fund
Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2009 (z)	2008	2007
Net asset value, beginning	$16.37	$27.15	$25.16
Income from investment operations
Net investment income	.22	.48	.34
Net realized and unrealized gain (loss)	(1.29)	(8.96)	4.93
Total from investment operations	(1.07)	(8.48)	5.27
Distributions from
Net investment income	(.48)	(.37)	(.35)
Net realized gain	(.03)	(1.93)	(2.93)
Total distributions	(.51)	(2.30)	(3.28)
Total increase (decrease) in net asset value	(1.58)	(10.78)	1.99
Net asset value, ending	$14.79	$16.37	$27.15

Total return*	(5.59%)	(33.84%)	22.49%
Ratios to average net assets:A
Net investment income (loss)	1.80%	2.47%	1.74%
Total expenses	1.08%	1.00%	.98%
Expenses before offsets	1.07%	.98%	.96%
Net expenses	1.07%	.97%	.96%
Portfolio turnover	135%	100%	82%
Net assets, ending (in thousands)	$107,456	$118,033	$181,672

	Years Ended
	September 30,	September 30,
Class I Shares	2006	2005
Net asset value, beginning	$21.32	$17.45
Income from investment operations
Net investment income	.37	.27
Net realized and unrealized gain (loss)	3.72	3.88
Total from investment operations	4.09	4.15
Distributions from
Net investment income	(.25)	(.28)
Net realized gain	--	--
Total distributions	(.25)	(.28)
Total increase (decrease) in net asset value	3.84	3.87
Net asset value, ending	$25.16	$21.32

Total return*	19.35%	23.92%
Ratios to average net assets:A
Net investment income (loss)	1.84%	2.04%
Total expenses	1.07%	1.17%
Expenses before offsets	1.06%	1.11%
Net expenses	1.05%	1.10%
Portfolio turnover	120%	49%
Net assets, ending (in thousands)	$124,197	$89,974

See notes to financial highlights.

Calvert International Opportunities Fund Financial Highlights

		Periods Ended
	September 30,	September 30,	September 30,
Class I Shares	2009 (z)	2008 (z)	2007 # (z)
Net asset value, beginning	$11.58	$15.35	$15.00
Income from investment operations
Net investment income	.09	.25	.04
Net realized and unrealized gain (loss)	(.14)	(4.02)	.31
Total from investment operations	(.05)	(3.77)	.35
Distributions from
Net investment income	(.21)	--	--
Net realized gain	**	--	--
Total from distributions	(.21)	--	--
Total increase (decrease) in net asset value	(.26)	(3.77)	.35
Net asset value, ending	$11.32	$11.58	$15.35

Total return*	.26%	(24.56%)	2.33%
Ratios to average net assets: A
Net investment income	1.03%	1.72%	.78% (a)
Total expenses	2.11%	2.26%	7.47% (a)
Expenses before offsets	1.21%	1.22%	1.28% (a)
Net expenses	1.21%	1.20%	1.20% (a)
Portfolio turnover	98%	29%	2%
Net assets, ending (in thousands)	$3,712	$3,533	$3,075

See notes to financial highlights.

Calvert New Vision Small Cap Fund Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2009	2008	2007 (z)
Net asset value, beginning	$14.68	$18.50	$16.75
Income from investment operations
Net investment income (loss)	.03	(.04)	(.05)
Net realized and unrealized gain (loss)	(1.67)	(3.78)	1.80
Total from investment operations	(1.64)	(3.82)	1.75
Total increase (decrease) in net asset value	(1.64)	(3.82)	1.75
Net asset value, ending	$13.04	$14.68	$18.50

Total return*	(11.17%)	(20.65%)	10.45%
Ratios to average net assets:A
Net investment income (loss)	.30%	(.25%)	(.28%)
Total expenses	1.20%	1.10%	1.06%
Expenses before offsets	.92%	.93%	.94%
Net expenses	.92%	.92%	.92%
Portfolio turnover	71%	55%	98%
Net assets, ending (in thousands)	$8,540	$8,878	$11,286

	Years Ended
	September 30,	September 30,
Class I Shares	2006	2005
Net asset value, beginning	$18.96	$19.26
Income from investment operations
Net investment income (loss)	(.03)	.06
Net realized and unrealized gain (loss)	(.28)	.25
Total from investment operations	(.31)	.31
Distributions from
Net realized gain	(1.90)	(.61)
Total distributions	(1.90)	(.61)
Total increase (decrease) in net asset value	(2.21)	(.30)
Net asset value, ending	$16.75	$18.96

Total return*	(2.24%)	1.42%
Ratios to average net assets:A
Net investment income (loss)	(.31%)	.43%
Total expenses	1.10%	1.16%
Expenses before offsets	.93%	.93%
Net expenses	.92%	.92%
Portfolio turnover	160%	169%
Net assets, ending (in thousands)	$26,460	$4,979

See notes to financial highlights.

Calvert Small Cap Value Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2009	2008	2007
Net asset value, beginning	$15.94	$19.31	$17.38
Income from investment operations
Net investment income	.08	.08	.11
Net realized and unrealized gain (loss)	(1.46)	(3.35)	1.82
Total from investment operations	(1.38)	(3.27)	1.93
Distributions from
Net investment income	--	(.10)	--
Total distributions	--	(.10)	--
Total increase (decrease) in net asset value	(1.38)	(3.37)	1.93
Net asset value, ending	$14.56	$15.94	$19.31
Total return*	(8.66%)	(17.01%)	11.10%
Ratios to average net assets: A
Net investment income	.60%	.58%	.80%
Total expenses	1.16%	1.11%	1.14%
Expenses before offsets	.93%	.93%	.95%
Net expenses	.92%	.92%	.92%
Portfolio turnover	61%	62%	46%
Net assets, ending (in thousands)	$12,428	$14,450	$13,145

	Periods Ended
	September 30,	September 30,
Class I Shares	2006	2005###(z)
Net asset value, beginning	$16.22	$14.69
Income from investment operations
Net investment income	.06	(.01)
Net realized and unrealized gain (loss)	1.11	1.54
Total from investment operations	1.17	1.53
Distributions from
Net realized gain	(.01)	--
Total distributions	(.01)	--
Total increase (decrease) in net asset value	1.16	1.53
Net asset value, ending	$17.38	$16.22

Total return*	7.21%	10.42%
Ratios to average net assets: A
Net investment income	.49%	(.21%) (a)
Total expenses	1.50%	3.31% (a)
Expenses before offsets	1.00%	1.03% (a)
Net expenses	.92%	.92% (a)
Portfolio turnover	63%	21%
Net assets, ending (in thousands)	$5,136	$1,750

See notes to financial highlights.

Calvert Mid Cap Value Fund Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2009	2008	2007
Net asset value, beginning	$15.63	$20.74	$18.57
Income from investment operations
Net investment income	.14	.08	.08
Net realized and unrealized gain (loss)	(1.09)	(4.71)	2.33
Total from investment operations	(.95)	(4.63)	2.41
Distributions from
Net investment income	--	--	(.09)
Net realized gain	--	(.48)	(.15)
Total distributions	--	(.48)	(.24)
Total increase (decrease) in net asset value	(.95)	(5.11)	2.17
Net asset value, ending	$14.68	$15.63	$20.74

Total return*	(6.08%)	(22.83%)	13.05%
Ratios to average net assets: A
Net investment income	1.13%	.63%	.63%
Total expenses	1.25%	1.21%	1.34%
Expenses before offsets	.87%	.88%	.89%
Net expenses	.86%	.86%	.86%
Portfolio turnover	40%	49%	43%
Net assets, ending (in thousands)	$5,943	$5,145	$3,250

	Periods Ended
	September 30,	September 30,
Class I Shares	2006	2005####(z)
Net asset value, beginning	$17.20	$16.70
Income from investment operations
Net investment income	.13	(.01)
Net realized and unrealized gain (loss)	1.47	.51
Total from investment operations	1.60	.50
Distributions from
Net realized gain	(.23)	--
Total distributions	(.23)	--
Total increase (decrease) in net asset value	1.37	.50
Net asset value, ending	$18.57	$17.20

Total return*	9.40%	2.99%
Ratios to average net assets: A
Net investment income	1.18%	(.17%) (a)
Total expenses	2.54%	14.06% (a)
Expenses before offsets	.94%	.96% (a)
Net expenses	.86%	.86% (a)
Portfolio turnover	37%	28%
Net assets, ending (in thousands)	$1,670	$346

See notes to financial highlights.

Calvert Global Alternative Energy Fund Financial Highlights

		Periods Ended
	September 30,	September 30,	September 30,
Class I Shares	2009 (z)	2008 (z)	2007 # (z)
Net asset value, beginning	$12.40	$16.37	$15.00
Income from investment operations
Net investment income	.02	(.09)	(.03)
Net realized and unrealized gain (loss)	(1.86)	(3.88)	1.40
Total from investment operations	(1.84)	(3.97)	1.37
Total increase (decrease) in net asset value	(1.84)	(3.97)	1.37
Net asset value, ending	$10.56	$12.40	$16.37

Total return*	(14.84%)	(24.25%)	9.13%
Ratios to average net assets: A
Net investment income	.23%	(.53%)	(.68%) (a)
Total expenses	1.55%	1.76%	5.02% (a)
Expenses before offsets	1.40%	1.41%	1.43% (a)
Net expenses	1.40%	1.40%	1.40% (a)
Portfolio turnover	61%	54%	2%
Net assets, ending (in thousands)	$10,658	$5,824	$3,080

See notes to financial highlights.

Calvert Moderate Allocation Fund Financial Highlights

	Periods Ended
	September 30,	September 30,
Class I Shares	2009	2008 ##
Net asset value, beginning	$14.88	$16.73
Income from investment operations
Net investment income	.30	.13
Net realized and unrealized gain (loss)	(.51)	(1.85)
Total from investment operations	(.21)	(1.72)
Distributions from
Net investment income	(.29)	(.13)
Net realized gain	(.39)	--
Total distributions	(.68)	(.13)
Total increase (decrease) in net asset value	(.89)	(1.85)
Net asset value, ending	$13.99	$14.88
Total return*	(.38%)	(10.34%)
Ratios to average net assets: A,B
Net investment income	2.45%	2.04% (a)
Total expenses	2.08%	20.84% (a)
Expenses before offsets	.23%	.23% (a)
Net expenses	.23%	.23% (a)
Portfolio turnover	25%	4%
Net assets, ending (in thousands)	$927	$960

See notes to financial highlights.

Calvert Aggressive Allocation Fund Financial Highlights

	Periods Ended
	September 30,	September 30,
Class I Shares	2009	2008 ##
Net asset value, beginning	$14.46	$16.73
Income from investment operations
Net investment income	.18	.03
Net realized and unrealized gain (loss)	(.99)	(2.30)
Total from investment operations	(.81)	(2.27)
Distributions from
Net investment income	(.14)	--
Net realized gain	(.45)	--
Total distributions	(.59)	--
Total increase (decrease) in net asset value	(1.40)	(2.27)
Net asset value, ending	$13.06	$14.46
Total return*	(4.41%)	(13.57%)
Ratios to average net assets: A,B
Net investment income	1.59%	.30% (a)
Total expenses	2,098.82%	1,924.45% (a)
Expenses before offsets	.23%	.23% (a)
Net expenses	.23%	.23% (a)
Portfolio turnover	15%	2%
Net assets, ending (in thousands)	$1	$1

See notes to financial highlights.

Notes to Financial Highlights

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to deductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

B Amounts do not include the activity of the underlying funds.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

** Less than $.01 per share.

*** Distributions were less than .01 per share.

# From May 31, 2007 inception.

## From January 31, 2008 inception.

### From April 29, 2005 inception.

#### From June 27, 2005 inception.

(a) Annualized.

(v) Class I shares resumed operations upon shareholder investment on April 29, 2005.

(x) Class I shares resumed operations upon shareholder investment on December 27, 2004.

(z) Per share figures are calculated using the Average Shares Method.

To Open an Account:
800-327-2109

Performance and Prices:
www.calvert.com
24 hours, 7 days a week

Service for Existing Accounts:
800-327-2109

TDD for Hearing-Impaired:
800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Fund is incorporated into this prospectus by reference.

Each Fund's portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Group, Ltd.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-327-2109

Each Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert's website at the following Internet address:

www.calvert.com

You can review and copy information about a Fund (including its SAI) at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act file:

No. 811-3334 Calvert Social Investment Fund (CSIF Balanced Portfolio, CSIF Equity Portfolio, CSIF Enhanced Equity Portfolio, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

No. 811- 06563 Calvert World Values Fund, Inc. (CWVF International Equity Fund, Calvert Capital Accumulation Fund and Calvert International Opportunities Fund)

No. 811- 3416 The Calvert Fund (Calvert New Vision Small Cap Fund)

No. 811-09877 Calvert Social Index Series, Inc. (Calvert Social Index Fund)

No. 811-10045 Calvert Impact Fund, Inc. (Calvert Large Cap Growth Fund, Calvert Small Cap Value Fund, Calvert Mid Cap Value Fund, and Calvert Global Alternative Energy Fund)

Printed on recycled paper using soy inks


CALVERT INCOME FUNDS

PROSPECTUS
Class A, B, C, O and Y

January 31, 2010

Class (Ticker)

Calvert Income Fund	A (CFICX)	B (CBINX)	C (CIFCX)	Y (CIFYX)
Calvert Short Duration Income Fund	A (CSDAX)		C (CDICX)	Y (CSDYX)
Calvert Long-Term Income Fund	A (CLDAX)
Calvert Ultra-Short Income Fund	A (CULAX)
Calvert Government Fund	A (CGVAX)		C (CVGCX)
Calvert Short-Term Government Fund	A (CTGAX)
Calvert High Yield Bond Fund	A (CYBAX)

Calvert Signature StrategiesTM
Calvert Social Investment Fund ("CSIF") Bond Portfolio	A (CGAEX)	B (CSIBX)	C (CSBCX)	Y (CSIYX)
CSIF Money Market Portfolio	O (CSIXX)

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Calvert Income Funds Prospectus

January 31, 2010

FUND SUMMARIES	(This section summarizes Fund fees, investment strategies, risks, past performance, and purchase and sale procedures.)	4

Calvert Income Fund		4
Calvert Short Duration Income Fund		8
Calvert Long-Term Income Fund		12
Calvert Ultra-Short Income Fund		15
Calvert Government Fund		19
Calvert Short-Term Government Fund		22
Calvert High Yield Bond Fund		25

Calvert Signature StrategiesTM
Calvert Social Investment Fund ("CSIF") Bond Portfolio		28
CSIF Money Market Portfolio		32

ADDITIONAL INFORMATION THAT APPLIES TO ALL FUNDS		34
Tax Information		34
Payments to Broker/Dealers and Other Financial Intermediaries		34
MORE INFORMATION ON FEES AND EXPENSES	(This section provides details on Fund fees and expenses.)	35
MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS	(This section provides details on Fund investment strategies and risks.)	37
PORTFOLIO HOLDINGS
ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING	(This section describes the sustainable and socially responsible investment criteria of the Funds.)	41
Calvert Signature StrategiesTM
Investment Selection Process		42
Sustainable and Socially Responsible Investment Criteria		42
Shareholder Advocacy and Corporate Responsibility		43
Special Investment Programs		44
High Social Impact Investments		44
MANAGEMENT OF FUND INVESTMENTS	(This section provides details on Fund investment managers.)	44
About Calvert		44
Portfolio Management		44
Advisory Fees		46
SHAREHOLDER INFORMATION	(This section provides details on how to purchase and sell Fund shares, how shares are valued, and information on dividends, distributions and taxes.)	47
How to Buy Shares		47
Getting Started -- Before You Open an Account		47
Choosing a Share Class		47
Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges		50
Reduced Sales Charges (sales load breakpoints/discount)		51
Reinstatement Privilege		52
Distribution and Service Fees		53
Service Fees and Arrangements with Broker/Dealers		53
How to Open an Account		54
How Shares are Priced		55
When Your Account will be Credited		56
How to Sell Shares		56
Other Calvert Features/Policies (Exchanges, Market Timing Policy, etc.)		59
Dividends, Capital Gains and Taxes		61
FINANCIAL HIGHLIGHTS	(This section provides selected information from the financial statements of the Funds.)	62
Calvert Income Fund		63
Calvert Short Duration Income Fund		67
Calvert Long-Term Income Fund		70
Calvert Ultra-Short Income Fund		71
Calvert Government Fund		72
Calvert Short-Term Government Fund		73
Calvert High Yield Bond Fund		74
Calvert Social Investment Fund ("CSIF") Bond Portfolio		75
CSIF Money Market Portfolio		79

FUND SUMMARY	Calvert Income Funds	Calvert Investments
A UNIFI Company

CALVERT INCOME FUND
Class (Ticker):	A (CFICX)	B (CBINX)	C (CIFCX)	Y (CIFYX)

INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 47 and "Reduced Sales Charges" on page 51 of the Fund's Prospectus, and under "Method of Distribution" on page 37 of the Fund's SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) on purchases (as a % of offering price)	3.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)[1]	None	4.00%	1.00%	None
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	ClassB	Class C	Class Y
Management fees	0.67%	0.67%	0.67%	0.67%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None
Other expenses	0.32%	0.46%	0.26%	0.17%
Total annual fund operating expenses	1.24%	2.13%	1.93%	0.84%
Less fee waiver and/or expense reimbursement [2]	--	--	--	(0.00)%
Net expenses	--	--	--	0.84%

1 The contingent deferred sales charge reduces over time.

2 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 1.09% for Class Y. The Board of Trustees of the Fund may terminate the Fund's expense cap only for the contractual period after December 12, 2010.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class A	Class B		Class C		ClassY
		Sold	Held	Sold	Held
1	$497	$616	$216	$296	$196	$86
3	$754	$867	$ 667	$606	$606	$268
5	$1,030	$1,144	$1,144	$1,042	$1,042	$466
10	$1,819	$2,042	$2,042	$2,254	$2,254	$1,037

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 793% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's")or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds ), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk.  Unrated securities may be less liquid than rated securities determined to be of comparable quality.  When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Collateralized Mortgage Obligation ("CMO") Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to February 29, 2008 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q1 '01	7.91%
Worst Quarter (of periods shown)	Q4 '08	-7.72%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	10 years
Class A:
Return before taxes	12.04%	2.36%	5.38%
Return after taxes on distributions	10.49%	0.67%	3.04%
Return after taxes on distributions and sale of Fund shares	7.81%	1.06%	3.20%
Class B	11.31%	2.31%	4.94%
Class Y	16.80%	3.29%	5.86%
Barclays Capital U.S. Credit Index	16.04%	4.67%	6.64%
Lipper Corporate Debt Funds BBB Rated Avg.	21.13%	4.04%	6.11%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	Since Inception (7/31/00)
Class C	14.51%	2.43%	5.01%
Barclays Capital U.S. Credit Index	16.04%	4.67%	6.62%
Lipper Corporate Debt Funds BBB Rated Avg.	21.13%	4.04%	6.17%

Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.
Portfolio Manager Name	Title	Length of Time Managing Fund
Gregory Habeeb	Senior Vice President, Portfolio Manager	Since January 1997
Michael Abramo	Portfolio Manager	Since April 2008

BUYING AND SELLING SHARES

Effective as of the close of business (4 p.m. ET) on February 26, 2010, Class B shares of the Fund will no longer be offered for new purchases, as described under "Choosing a Share Class" on page 47 of the Fund's Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value determined after receipt of your request in good order.
Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A, B and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information That Applies to All Funds" on page 34 of this Prospectus.

FUND SUMMARY	Calvert Income Funds	Calvert Investments
A UNIFI Company

CALVERT SHORT DURATION INCOME FUND
Class (Ticker):	A (CSDAX)	C (CDICX)	Y (CSDYX)

INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 47 and "Reduced Sales Charges" on page 51 of the Fund's Prospectus, and under "Method of Distribution" on page 37 of the Fund's SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum front-end sales charge (load) on purchases (as a % of offering price)	2.75%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) [1]	None	1.00%	None
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C	Class Y
Management fees	0.64%	0.64%	0.64%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	0.30%	0.22%	0.24%
Total annual fund operating expenses	1.19%	1.86%	0.88%
Less fee waiver and/or expense reimbursement [2]	(0.11%)	--	--
Net expenses	1.08%	--	--

1 The contingent deferred sales charge reduces over time.

2 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 1.08% for Class A and 0.95% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then sell your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class A	Class C		Class Y
		Sold	Held
1	$382	$289	$189	$90
3	$632	$585	$585	$281
5	$901	$1,006	$1,006	$488
10	$1,669	$2,180	$2,180	$1,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 359% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

Under normal circumstances, the Fund's average portfolio duration will range from one to three years. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk.  Unrated securities may be less liquid than rated securities determined to be of comparable quality.  When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Collateralized Mortgage Obligation ("CMO") Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to February 29, 2008 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q2 '09	5.03%
Worst Quarter (of periods shown)	Q4 '08	-1.60%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	Since Inception (1/31/02)
Class A:
Return before taxes	9.04%	4.42%	5.73%
Return after taxes on distributions	7.43%	2.77%	3.94%
Return after taxes on distributions and sale of Fund shares	5.86%	2.80%	3.85%
Class Y	12.30%	5.08%	6.15%
Barclays Capital 1-5 Year U.S. Credit Index	13.52%	4.79%	5.07%
Lipper Short Investment Grade Debt Funds Avg.	9.61%	3.02%	3.04%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	Since Inception (10/1/02)
Class C	10.23%	4.16%	4.51%
Barclays Capital 1-5 Year U.S. Credit Index	13.52%	4.79%	4.73%
Lipper Short Investment Grade Debt Funds Avg.	9.61%	3.02%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

*For comparison purposes to Lipper, performance as of 10/31/02 is as follows: Class C return is 4.55%, and the Lipper Short Investment Grade Debt Funds Avg. is 2.84%.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.
Portfolio Manager Name	Title	Length of Time Managing Fund
Gregory Habeeb	Senior Vice President, Portfolio Manager	Since January 2002
Matthew Duch	Portfolio Manager	Since August 2009

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value determined after the receipt of your request in good order.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information That Applies to All Funds" on page 34 of this Prospectus.

FUND SUMMARY	Calvert Income Funds	Calvert Investments
A UNIFI Company

CALVERT LONG-TERM INCOME FUND
Class (Ticker):	A (CLDAX)

INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investments in longer-dated securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 47 and "Reduced Sales Charges" on page 51 of the Fund's Prospectus, and under "Method of Distribution" on page 37 of the Fund's SAI.

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum front-end sales charge (load) on purchases (as a % of offering price)	3.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Class A
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.51%
Total annual fund operating expenses	1.46%
Less fee waiver and/or expense reimbursement [1]	(0.21%)
Net expenses	1.25%

1    Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 1.25% for Class A. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class A
1	$498
3	$800
5	$1,123
10	$2,039

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 781% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

Under normal circumstances, the Fund will have a 10-year dollar-weighted average portfolio maturity.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk.  Unrated securities may be less liquid than rated securities determined to be of comparable quality.  When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Collateralized Mortgage Obligation ("CMO") Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q3 '09	8.33%
Worst Quarter (of periods shown)	Q3 '05	-1.18%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	Since Inception (12/31/04)
Class A:
Return before taxes	12.70%	7.59%	7.59%
Return after taxes on distributions	9.54%	5.40%	5.40%
Return after taxes on distributions and sale of Fund shares	8.20%	5.20%	5.20%
Barclays Capital Long U.S. Credit Index	16.80%	4.53%	4.53%
Lipper Corporate Debt Funds BBB Rated Avg.	21.13%	4.04%	4.04%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.
Portfolio Manager Name	Title	Length of Time Managing Fund
Gregory Habeeb	Senior Vice President, Portfolio Manager	Since December 2004

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value determined after receipt of your request in good order.
Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information That Applies to All Funds" on page 34 of this Prospectus.

FUND SUMMARY	Calvert Income Funds	Calvert Investments
A UNIFI Company

CALVERT ULTRA-SHORT INCOME FUND
Class (Ticker):	A (CULAX)

INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 47 and "Reduced Sales Charges" on page 51 of the Fund's Prospectus, and under "Method of Distribution" on page 37 of the Fund's SAI.

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum front-end sales charge (load) on purchases (as a % of offering price)	1.25%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Class A
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.46%
Total annual fund operating expenses	1.26%
Less fee waiver and/or expense reimbursement [1]	(0.37%)
Net expenses	0.89%

1     Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 0.89% for Class A. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class A
1	$215
3	$484
5	$773
10	$1,596

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 300% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a portfolio of floating-rate securities and securities with durations of less than or equal to one year. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund uses an active strategy, seeking relative value to earn incremental income.

The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in floating-rate securities and fixed-rate securities with durations of less than or equal to one year that are issued by U.S. corporations and by the U.S. government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). Floating-rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

Under normal circumstances, the Fund's average portfolio duration will be less than one year. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Because a significant portion of securities held by the Fund may have variable or floating interest rates, the amounts of the Fund's monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.

Lag Risk for Interest Payments. There may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment for a floating-rate security, which could harm or benefit the Fund, depending on the circumstances. For example, a floating-rate security that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates. In a declining interest rate environment, however, the Fund would benefit from the lag since the Fund would not immediately be impacted by a decline in interest rates.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk.  Unrated securities may be less liquid than rated securities determined to be of comparable quality.  When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Collateralized Mortgage Obligation ("CMO") Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q2 '09	3.25%
Worst Quarter (of periods shown)	Q4 '08	0.32%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	Since Inception (10/31/06)
Class A:
Return before taxes	5.94%	4.71%
Return after taxes on distributions	5.11%	3.36%
Return after taxes on distributions and sale of Fund shares	3.86%	3.23%
Barclays Capital Short Treasury Index 9-12 months	0.76%	3.78%
Lipper Ultra-Short Obligations Funds Avg.	5.28%	1.38%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.
Portfolio Manager Name	Title	Length of Time Managing Fund
Gregory Habeeb	Senior Vice President, Portfolio Manager	Since October 2006

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value determined after receipt of your request in good order.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information That Applies to All Funds" on page 34 of this Prospectus.

FUND SUMMARY	Calvert Income Funds	Calvert Investments
A UNIFI Company

CALVERT GOVERNMENT FUND
Class (Ticker):	A (CGVAX)	C (CGVCX)

INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, primarily through investment in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 47 and "Reduced Sales Charges" on page 51 of the Fund's Prospectus, and under "Method of Distribution" on page 37 of the Fund's SAI.

Shareholder Fees (fees paid directly from your investment)
Class A		Class C
Maximum front-end sales charge (load) on purchases (as a % of offering price)	3.75%	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) [1]	None	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C
Management fees	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	4.87%	39.86%
Total annual fund operating expenses	5.67%	41.41%
Less fee waiver and/or expense reimbursement [2]	(4.63%)	(39.37%)
Net expenses	1.04%	2.04%

1 The contingent deferred sales charge reduces over time.

2 Calvert has agreed to contractually limit direct net annual fund operating expenses for Class A and Class C through January 31, 2011. Direct net operating expenses will not exceed 1.04% for Class A and 2.04% for Class C. Calvert has also agreed to contractually limit direct net operating expenses for Class C to 5.00% through January 31, 2020. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class A	Class C
		Sold	Held
1	$477	$307	$207
3	$1,604	$1,237	$1,237
5	$2,716	$2,266	$2,266
10	$5,432	$4,840	$4,840

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 428% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. government Securities"), futures contracts related to U.S. government Securities and repurchase agreements collateralized by U.S. government Securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Fund uses an active strategy, seeking relative value to earn incremental income. The investment advisor allocates the Fund's assets among different market sectors (e.g., U.S. Treasury or U.S. government agency) and different maturities based on its view of the relative value of each sector or maturity. There is no limit on the Fund's average maturity.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund is non-diversified.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Unrated Security Risk.  Unrated securities may be less liquid than rated securities determined to be of comparable quality.  When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Collateralized Mortgage Obligation ("CMO") Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown	Q3 '09	4.42%
Worst Quarter (of periods shown)	Q2 '09	-0.88%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	Since Inception (12/31/08)
Class A:
Return before taxes	3.78%	3.78%
Return after taxes on distributions	2.68%	2.68%
Return after taxes on distributions and sale of Fund shares	2.55%	2.55%
Class C:	5.93%	5.93%
Barclays Capital U.S. Government Index	-2.20%	-2.20%
Lipper General U.S. Government Funds Avg.	1.25%	1.25%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.
Portfolio Manager Name	Title	Length of Time Managing Fund
Gregory Habeeb	Senior Vice President, Portfolio Manager	Since December 2008

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value determined after receipt of your request in good order.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information That Applies to All Funds" on page 34 of this Prospectus.

FUND SUMMARY	Calvert Income Funds	Calvert Investments
A UNIFI Company

CALVERT SHORT-TERM GOVERNMENT FUND
Class (Ticker):	A (CTGAX)

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government or its agencies or instrumentalities, or derivative instruments related to such investments.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 47 and "Reduced Sales Charges" on page 51 of the Fund's Prospectus, and under "Method of Distribution" on page 41 of the Fund's SAI.

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum front-end sales charge (load) on purchases (as a % of offering price)	2.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Class A
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	1.74%
Total annual fund operating expenses	2.54%
Less fee waiver and/or expense reimbursement [1]	(1.56%)
Net expenses	0.98%

1     Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 0.98% for Class A. The Board of Trustees of the Fund may terminate the Fund's expense cap only for the contractual period after December 12, 2010.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class A
1	$372
3	$899
5	$1,452
10	$2,957

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 197% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

Under normal market conditions, the Fund will invest 100% of its assets in fixed income instruments issued by the U.S. government and its agencies or instrumentalities, or derivative instruments related to such investments. The majority of the Fund's holdings will have a maturity or average life of five years or less. The Fund will maintain a dollar-weighted average maturity of less than three years. The Fund may invest up to 20% of its total assets in financial futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund will not use these instruments for speculative purposes. The reasons the Fund will invest in derivatives are to reduce transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Unrated Security Risk.  Unrated securities may be less liquid than rated securities determined to be of comparable quality.  When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class A shares of Calvert Short-Term Government Fund, a series of Summit Mutual Funds, Inc. ("SMF Calvert Short-Term Government Fund"), were reorganized into the Class A shares of an identical and newly created series of The Calvert Fund, Calvert Short-Term Government Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class A shares reflect the performance of SMF Calvert Short-Term Government Fund. In addition, performance results for Class A shares prior to February 1, 2007, the inception date for Class A shares of SMF Calvert Short-Term Government Fund, reflect the performance of Class I shares of SMF Calvert Short-Term Government Fund, adjusted for the 12b-1 distribution fees applicable to Class A.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q3 '01	3.53%
Worst Quarter (of periods shown)	Q2 '04	-1.33%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	Since Inception (4/30/00)
Class A:
Return before taxes	0.31%	2.98%	3.71%
Return after taxes on distributions	-0.63%	1.84%	2.37%
Return after taxes on distributions and sale of Fund shares	0.36%	1.88%	2.37%
Barclays Capital 1-5 Year U.S. Treasury Index	0.19%	4.39%	5.03%
Lipper Short U.S. Government Funds Avg.	4.37%	3.47%	4.02%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.
Portfolio Manager Name	Title	Length of Time Managing Fund
Gregory Habeeb	Senior Vice President, Portfolio Manager	Since December 2008

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value determined after receipt of your request in good order.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information That Applies to All Funds" on page 34 of this Prospectus.

FUND SUMMARY	Calvert Income Funds	Calvert Investments
A UNIFI Company

CALVERT HIGH YIELD BOND FUND
Class (Ticker):	A (CYBAX)

INVESTMENT OBJECTIVE

The Fund seeks high current income and capital appreciation, secondarily.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 47 and "Reduced Sales Charges" on page 51 of the Fund's Prospectus, and under "Method of Distribution" on page 41 of the Fund's SAI.

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum front-end sales charge (load) on purchases (as a % of offering price)	3.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Class A
Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	1.30%
Total annual fund operating expenses	2.30%
Less fee waiver and/or expense reimbursement [1]	(0.65%)
Net expenses	1.65%

1 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 1.65% for Class A. The Board of Trustees of the Fund may terminate the Fund's expense cap only for the contractual period after December 12, 2010.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class A
1	$536
3	$1,006
5	$1,502
10	$2,864

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 156% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in high yield, high risk ("junk") bonds, with intermediate maturities. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in high yield, high risk bonds, also known as "junk" bonds. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Fund is non-diversified.

The Advisor will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. The Fund will buy and sell securities based on its overall objective of achieving the highest possible total return.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

When a corporation issues a bond, it generally submits the security to one or more rating organizations, such as Moody's Investors Service ("Moody's") or Standard & Poor's Ratings Services ("Standard & Poor's"). These services evaluate the creditworthiness of the issuer and assign a rating, based on their evaluation of the issuer's ability to repay the bond. Bonds with ratings below Baa (Moody's) or BBB (Standard & Poor's) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Advisor determines the comparable rating quality of bonds that are not rated.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk.  Unrated securities may be less liquid than rated securities determined to be of comparable quality.  When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Collateralized Mortgage Obligation ("CMO") Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class A shares of Calvert High Yield Bond Fund, a series of Summit Mutual Funds, Inc. ("SMF Calvert High Yield Bond Fund"), were reorganized into the Class A shares of an identical and newly created series of The Calvert Fund, Calvert High Yield Bond Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class A shares reflect the performance of SMF Calvert High Yield Bond Fund. In addition, performance results for Class A shares prior to February 1, 2007, the inception date for Class A shares of SMF Calvert High Yield Bond Fund, reflect the performance of Class I shares of SMF Calvert High Yield Bond Fund, adjusted for the 12b-1 distribution fees applicable to Class A.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q2 '09	10.92%
Worst Quarter (of periods shown)	Q4 '08	-14.17%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	Since Inception (7/9/01)
Class A:
Return before taxes	31.79%	4.16%	4.87%
Return after taxes on distributions	28.96%	1.80%	2.20%
Return after taxes on distributions and sale of Fund shares	20.61%	2.15%	2.50%
BofA Merrill Lynch High Yield Master II Index	57.51%	6.35%	7.91%
Lipper High Current Yield Funds Avg.	46.41%	4.36%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance for the Fund as of 7/31/01 is: Return before taxes 5.38%; Return after taxes on distributions 2.22%; Return after taxes on distributions and sale of Fund shares 2.52%; and the performance for the Lipper High Current Yield Funds Average is 6.30%.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.
Portfolio Manager Name	Title	Length of Time Managing Fund
Gregory Habeeb	Senior Vice President, Portfolio Manager	Since December 2008
Kevin Aug, CFA	Assistant Portfolio Manager	Since March 2008
Samuel Cooper, CFA	Assistant Portfolio Manager	Since March 2008

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value determined after receipt of your request in good order.

Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information That Applies to All Funds" on page 34 of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Income Funds	A UNIFI Company

CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO
Class (Ticker):	A (CSIBX)	B (CBDBX)	C (CSBCX)	Y (CSIYX)

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and straight debt securities meeting the Fund's investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 47 and "Reduced Sales Charges" on page 51 of the Fund's Prospectus, and under "Method of Distribution" on page 48 of the Fund's SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) on purchases (as a % of offering price)	3.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) [1]	None	4.00%	1.00%	None
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class B	Class C	Class Y
Management fees	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.20%	1.00%	1.00%	None
Other expenses	0.30%	0.48%	0.29%	4.74%
Total annual fund operating expenses	1.15%	2.13%	1.94%	5.39%
Less fee waiver and/or expense reimbursement [2]	--	--	--	(4.47%)
Net expenses	--	--	--	0.92%

1 The contingent deferred sales charge reduces over time.

2 Calvert has agreed to contractually limit direct net annual fund operating expenses for Class Y to 0.92% through January 31, 2011. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class Y to 3.00% through January 31, 2020. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class A	Class B		Class C		Class Y
		Sold	Held	Sold	Held
1	$488	$616	$216	$297	$197	$94
3	$727	$ 867	$ 667	$609	$609	$731
5	$984	$1,144	$1,144	$1,047	$1,047	$1,394
10	$1,720	$1,982	$1,982	$2,264	$2,264	$3,170

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. At least 65% of the Fund's net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Rating Services ("Standard & Poor's") or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk.  Unrated securities may be less liquid than rated securities determined to be of comparable quality.  When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Collateralized Mortgage Obligation ("CMO") Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q1 '01	7.68%
Worst Quarter (of periods shown)	Q4 '08	-3.66%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	10 years
Class A:
Return before taxes	6.73%	3.33%	5.58%
Return after taxes on distributions	5.32%	1.64%	3.41%
Return after taxes on distributions and sale of Fund shares	4.37%	1.90%	3.49%
Class B	5.78%	3.11%	4.98%
Class C	8.98%	3.27%	5.01%
Class Y	11.08%	4.17%	6.01%
Barclays Capital U.S. Credit Index	16.04%	4.67%	6.64%
Lipper Corporate Debt Funds A Rated Avg.	15.18%	3.47%	5.45%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.
Portfolio Manager Name	Title	Length of Time Managing Fund
Gregory Habeeb	Senior Vice President, Portfolio Manager	Since January 1997

BUYING AND SELLING SHARES

Effective as of the close of business (4 p.m. ET) on February 26, 2010, Class B shares of the Fund will no longer be offered for new purchases, as described under "Choosing a Share Class" on page 47 of the Fund's Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value determined after receipt of your request in good order.
Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A, B and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.
To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information That Applies to All Funds" on page 34 of this Prospectus.

FUND SUMMARY	Calvert Signature StrategiesTM	Calvert Investments
	Sustainable and Socially Responsible Income Funds	A UNIFI Company

CALVERT SOCIAL INVESTMENT FUND MONEY MARKET PORTFOLIO
Class (Ticker):	O (CSIXX)

INVESTMENT OBJECTIVE

The Fund seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments meeting the Fund's investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 47 and "Reduced Sales Charges" on page 51 of the Fund's Prospectus, and under "Method of Distribution" on page 48 of the Fund's SAI.

Shareholder Fees (fees paid directly from your investment)
Class O
Maximum front-end sales charge (load) on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Class O
Management fees	0.50%
Distribution and service (12b-1) fees	None
Other expenses	0.34%
Total annual fund operating expenses	0.84%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class O
1	$86
3	$268
5	$466
10	$1,037

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests in high quality money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations, and repurchase agreements. All investments must comply with the SEC's money market fund requirements per Rule 2a-7 of the Investment Company Act of 1940.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the Fund because it invests primarily in securities that are considered to be of high quality. The Fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class O shares has varied from year to year. The table compares the Fund's performance over time with an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Year-by-Year Total Return (Class O)

Best Quarter (of periods shown)	Q4 '00	1.48%
Worst Quarter (of periods shown)	Q4 '09	0.00%
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	10 years
Class O	0.43%	2.85%	2.59%
Lipper Money Market Funds Avg.	0.17%	2.66%	2.47%

For current yield information, call 800-368-2745, or visit Calvert's website at www.calvert.com.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value ("NAV") determined after receipt of your request in good order. The Fund is valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share.
Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

Class O Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information That Applies to All Funds" on page 34 of this Prospectus.

Additional Information That Applies to All Funds

TAX INFORMATION

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by a Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

MORE INFORMATION ON FEES AND EXPENSES

CONTINGENT DEFERRED SALES CHARGE

Subject to certain exceptions, the contingent deferred sales charge ("CDSC") imposed on the proceeds of Class B or Class C shares of a Fund redeemed within certain time periods after purchase is a percentage of net asset value at the time of purchase or redemption, whichever is less.

For Class B shares, the CDSC declines from 4.00% in the first year that shares are held, to 3.00% in the second, 2.00% in the third year, and 1.00% in the fourth year. There is no charge on redemptions of Class B shares held for more than four years. See "How to Buy Shares/Choosing a Share Class/Class B" and "Calculation of Contingent Deferred Sales Charge" in this Prospectus.

For Class C shares, a 1.00% CDSC is imposed on shares sold within one year. There is no charge on redemptions of Class C shares held for more than one year.

See "How to Buy Shares/Choosing a Share Class/Class B," "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges," and "How to Buy Shares/Choosing a Share Class/Class C" in this Prospectus.

REDEMPTION FEE

The redemption fee applies to redemptions, including exchanges, within 30 days of purchase (seven days for Calvert Ultra-Short Income Fund). This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. See "How to Sell Shares - Redemption Fee" in this Prospectus for situations where the fee may be waived.

MANAGEMENT FEES

Management fees include the advisory fee paid by the Fund to the Advisor and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

With respect to the amount of each Fund's advisory fee, see "Advisory Fees" in this Prospectus.

The administrative fees (as a percentage of net assets) for each Fund are as follows.

Fund	Administrative Fee
Calvert Income Fund	0.28%
Calvert Short Duration Income Fund	0.30%
Calvert Long-Term Income Fund	0.30%
Calvert Ultra-Short Income Fund	0.25%
Calvert Government Fund	0.15%
Calvert Short-Term Government Fund	0.10%
Calvert High Yield Bond Fund	0.10%
CSIF Bond Portfolio	0.30%
CSIF Money Market Portfolio	0.20%

DISTRIBUTION AND SERVICE FEES

The following table shows the maximum annual amount of distribution and service fees payable under each Fund's distribution plan for Class A and the amount of the Fund's distribution and service fees authorized by the Fund's Board of Trustees for the current fiscal year. Fees payable under the distribution plan may be increased to the maximum amount, where applicable, only after approval of the Board of Trustees.

Fund	Maximum Amount Payable (Class A)	Amount Authorized
Calvert Income Fund	0.50%	0.25%
Calvert Short Duration Income Fund	0.50%	0.25%
Calvert Long-Term Income Fund	0.50%	0.25%
Calvert Ultra-Short Income Fund	0.50%	0.25%
Calvert Government Fund	0.50%	0.25%
Calvert Short-Term Government Fund	0.25%	0.25%
Calvert High Yield Bond Fund	0.25%	0.25%
CSIF Bond Portfolio	0.35%	0.20%
CSIF Money Market Portfolio	0.25%	0.00%

OTHER EXPENSES

"Other expenses" are based on expenses for the Fund's most recent fiscal year. "Other expenses" include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the Example in the respective Fund Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. No Fund expects to incur a material amount of interest expense in the fiscal year. If a Fund were to incur expenses from selling futures short or employing leverage, the costs would be reflected in the net expense ratio. Each Fund, however, does not expect to incur a material amount of expense for these activities.

Each Fund has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item "Less fee waiver and/or expense reimbursement" in the fee table in the respective Fund Summary. The amount of this credit received by the Fund, if any, during the most recent fiscal year is reflected in the "Financial Highlights" in this Prospectus as the difference between the line items "Expenses Before Offsets" and "Net Expenses". The amount the Advisor benefited from the credit was as follows for the most recent fiscal year.

Fund	Amount by which Advisor Benefited from Credit
Calvert Short Duration Income Fund, Class A	0.01%
Calvert Long-Term Income Fund	0.02%
Calvert Ultra-Short Income Fund	0.04%

See "Investment Advisor" in the respective Fund's SAI for more information.

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

Principal Investment Strategies for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert Government Fund and CSIF Bond

With a change in rating of a debt security, the Advisor will review the security's fundamentals with the credit research team and determine its position on the security, given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade in a security's credit quality rating is not an automatic signal to sell/buy that security.

The Fund's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed comparable investments, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Principal Investment Strategies for Calvert High Yield Bond Fund

The Advisor will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. Among the factors that are important in the Advisor's securities selection are credit fundamentals and technical trading factors. The Advisor researches the bonds it purchases to make its own determination of the issuer's creditworthiness and underlying strength. By using this strategy, the Advisor seeks to outperform the high yield bond market as a whole by choosing individual securities that may be overlooked by other investors, or bonds that are likely to improve in credit quality.

The Advisor makes a decision to sell a portfolio security held by the Fund when (1) the security has appreciated in value due to market conditions and the issuing company's financial condition; (2) the issuing company's financial position indicates the company will not perform well and the price of the security could fall; or (3) the Advisor identifies another security that is potentially more valuable for current income or capital appreciation compared to securities held by the Fund.

Further Description of Investment Strategies and Techniques

A concise description of each Fund's principal investment strategies and principal risks is under the earlier Fund Summary for the respective Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Funds, along with their associated risks. Each Fund has additional non-principal investment policies and restrictions, which are discussed under "Non-Principal Information on Investment Policies and Risks" in the respective Fund's SAI.

For certain investment strategies listed, the table below shows a Fund's limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's Annual/Semi-Annual reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and definitions of the principal types of risks involved. Explanatory information about certain investment strategies of specific Funds is also provided below.)

Key to Table

J          Fund currently uses as a principal investment strategy

q          Permitted, but not a principal investment strategy

8          Not permitted

xN        Allowed up to x% of Fund's net assets

xT        Allowed up to x% of Fund's total assets

NA       Not applicable to this type of fund

	CSIF Money Market Portfolio	CSIF Bond Portfolio	Calvert High Yield Bond Fund	Calvert Short-Term Govern- ment Fund	Calvert Govern- ment Fund	Calvert Ultra-Short Income Fund	Calvert Long-Term Income Fund	Calvert Short Duration Income Fund	Calvert Income Fund
Investment Techniques
Active Trading Strategy/Turnover	n/a	J	J	J	J	J	J	J	J
Temporary Defensive Positions	n/a	q	q	q	q	q	q	q	q
Hedging Strategies	n/a	n/a	J	J	J	J	J	J	J
Conventional Securities
Foreign securities	n/a	25N	20N1	8	8	25N	25N	25N	25N
Investment grade bonds	n/a	J	q	J	J	J	J	J	J
Below-investment grade, high-yield bonds	n/a	35N8	J	n/a	8	35N	35N	35N	35N
Unrated debt securities	J6	J	J	J	J	J	J	J	J
Illiquid securities	10N	15N	15N	10N	15N	15N	15N	15N	15N
Unleveraged Derivative Securities
Asset-backed securities	J6	J	10N	8	J	J	J	J	J
Mortgage-backed securities	q6	J	10N	q2	J	J	J	J	J
Currency contracts	n/a	q	q	8	q	q	q	q	q
Leveraged Derivative Instruments
Options on securities and indices	n/a	5T7	5T3,4	5T3,4	q	q	q	q	q
Futures contracts	n/a	5N5	5T4,5	20T4	q	5N5	5N5	5N5	5N5

1 Calvert High Yield Bond Fund may invest without limitation in securities (payable in U.S. Dollars) of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated fixed income securities principally traded in financial markets outside of the United States.

2 Calvert Short-Term Government Fund may invest without limitation in mortgage-backed securities whose characteristics are consistent with the Fund's investment program.

3 The Fund may engage in certain limited options strategies as hedging techniques as it relates to options on futures contracts. These options strategies are limited to selling/writing call option contracts on futures contracts on such securities held by the Fund (covered calls). The Fund may purchase call option contracts to close out a position acquired through the sale of a call option. The Fund will only write options that are traded on a domestic exchange or board of trade. The Fund may purchase call option contracts to close out a position acquired through the sale of a call option. The Fund will only write options that are traded on a domestic exchange or board of trade.

The Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total assets. Further, the Fund will not write put or call options or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund's total assets.

4 The Fund will invest in derivatives solely to meet shareholder redemptions or to gain exposure to the market, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Fund may invest up to 20% of its assets in such futures and/or options contracts.

5 Based on initial margin required to establish position.

6 Must be money market fund eligible under SEC Rule 2a-7.

7 Based on net premium payments.

8 Excludes any High Social Impact Investments.

Description of Investment Strategies

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the "Glossary of Certain Investment Risks" for definitions of these risk types.
Investment Techniques

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Fund to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees. Because this strategy may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable at the ordinary income tax rate, it may increase an investor's tax liability.

Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective.

Risks: Opportunity
Hedging Strategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration.	Risks: Correlation and Opportunity

Conventional Securities
Foreign securities. Securities issued by companies whose principal place of business is located outside the U.S. This includes debt instruments denominated in other currencies such as Eurobonds.	Risks: Market, Currency, Transaction, Liquidity, Information and Political
Investment grade bonds. Bonds rated BBB/Baa or higher by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.	Risks: Interest Rate, Market and Credit

Below-investment grade, high-yield bonds. Bonds rated below BBB/Baa or unrated bonds determined by the Fund's Advisor to be of comparable credit quality are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.

Risks: Credit, Market, Interest Rate, Liquidity and Information
Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor has determined the credit quality based on its own research.	Risks: Credit, Market, Interest Rate, Liquidity and Information
Illiquid securities. Securities which cannot be readily sold because there is no active market. High Social Impact Investments are illiquid.	Risks: Liquidity, Market and Transaction

Unleveraged Derivative Securities

Asset-backed securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.

Risks: Credit, Interest Rate and Liquidity
Mortgage-backed securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations ("CMOs").	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate
Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity
Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. In the case of writing options, a Fund will write call options only if it already owns the security (if it is "covered").

Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity
Futures contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity

Glossary of Certain Investment Risks

Correlation risk

The risk that when a Fund "hedges," two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk	The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.
Currency risk

The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund's investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Extension risk

The risk that slower than anticipated prepayments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.
Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/ "stripped" coupon securities are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.
Liquidity risk	The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.
Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.
Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.
Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that faster than anticipated prepayments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. A Fund must also reinvest those assets at the current market rate, which may be lower.

Transaction risk	The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Explanation of Investment Strategies Used by Certain Funds
All Funds

Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") are government-sponsored enterprises ("GSEs") that issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively.

All Funds

Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

All Funds except Calvert Government Fund, Calvert Short-Term Government Fund and CSIF Money Market Portfolio

ADRs. American Depositary Receipts ("ADRs") are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company's home country.   ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares.  The Fund may invest in either sponsored or unsponsored ADRs.

All Funds except CSIF Money Market Portfolio

CMO and ABS. The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and asset-backed securities ("ABS"). The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or ABS classes with a higher priority of payment.

All Funds except CSIF Money Market Portfolio

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security.  Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery.  The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument.  The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Calvert Government Fund

U.S. Government Securities. U.S. government Securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. U.S. government Securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. government-related guarantors, including the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are sponsored or chartered by Congress, but their securities are neither issued nor guaranteed by the U.S. Treasury. U.S. government securities include mortgage and other asset-backed securities.

PORTFOLIO HOLDINGS

A description of each Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available under "Portfolio Holdings Disclosure" in the respective Fund's SAI and on the Funds' website.

ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING

Calvert Signature StrategiesTM
(CSIF Bond Portfolio and CSIF Money Market Portfolio Only)

Investment Selection Process

In seeking a Fund's investment objective, Investments are first selected for financial soundness and then evaluated according to that Fund's sustainable and socially responsible investment criteria. Only companies that meet all of the Fund's environment, social, and governance ("ESG") criteria are eligible for investment. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for a Fund must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed income securities for Calvert's sustainable and socially responsible funds may be made prior to the application of the sustainability and social responsibility analysis, due to the nature of the fixed income market. Unlike equities, fixed income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed income security is evaluated according to the Fund's sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund's sustainable and socially responsible investment criteria, the security will be sold per Calvert's procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund's sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

Although each Fund's sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert believes there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment objective and its sustainable and socially responsible investment criteria.

CSIF Bond Portfolio may invest in ETFs for the limited purpose of managing the Fund's cash position consistent with the Fund's applicable benchmark. The ETFs in which the Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund's sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund's applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Sustainable and Socially Responsible Investment Criteria

Each Fund seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.

Each Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert, drawing on the Fund's longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Trustees without shareholder approval.

CSIF Bond Portfolio and CSIF Money Market Portfolio

The Funds seek to invest in companies that:

  Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.
  Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization ("ILO") core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.
  Observe appropriate international human rights standards in operations in all countries.
  Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.
  Produce or market products and services that are safe and enhance the health or quality of life of consumers.
  Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.
  Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Funds seek to avoid investing in companies that:

  Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.
  Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.
  Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.
  Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.
  Demonstrate poor corporate governance or engage in harmful or unethical business practices.
  Manufacture tobacco products.
  Are significantly involved in the manufacture of alcoholic beverages.
  Have direct involvement in gambling operations.
  Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.
  Manufacture or sell firearms and/or ammunition.
  Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.
  Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples' rights, the interests of organic farmers and the interests of developing countries generally.

With respect to U.S. government securities, the CSIF Portfolios invest primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. government whose purposes further, or are compatible with, the Fund's sustainable and socially responsible investment criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. government, such as Treasury securities.

Shareholder Advocacy and Corporate Responsibility

As each Fund's Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert's activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its sustainability research process. After a Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

SPECIAL INVESTMENT PROGRAMS

(Calvert Signature StrategiesTM)

As part of Calvert's and Fund shareholders' ongoing commitment to providing and fostering innovative initiatives, CSIF Bond Portfolio may invest a small percentage of its assets through a special investment program that is a non-principal investment strategy pioneered by Calvert -- High Social Impact Investments.

High Social Impact Investments
(CSIF Bond Portfolio)

High Social Impact Investments is a program that targets up to 1% of the Fund's assets. High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Fund's sustainable and socially responsible investment criteria.

These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Fund believes that these investments have a significant sustainability and social responsibility return through their impact in our local communities.

The Fund's High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund's Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund's Board and under the ultimate supervision of the Board. See "How Shares Are Priced" in this Prospectus. The Fund's High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order, the Fund may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Fund and Calvert Group, Ltd., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.

MANAGEMENT OF FUND INVESTMENTS

ABOUT CALVERT

Calvert Asset Management Company, Inc. (Calvert), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Funds. Calvert provides the Funds with investment supervision and management and office space, furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of December 31, 2009, Calvert was the investment advisor for 54 mutual fund portfolios and had over $14 billion in assets under management.

PORTFOLIO MANAGEMENT

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Advisor of each Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a "Portfolio Manager"). The respective Fund's SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the Fund.

Calvert Income Fund
Calvert Asset Management Company, Inc.

See "About Calvert" above.

Gregory Habeeb and Michael Abramo are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Mr. Habeeb has been the Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997. Mr. Habeeb has over 27 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager
Michael Abramo	Mr. Abramo has been a member of the Taxable Fixed Income Team since 1999. Mr. Abramo became a Portfolio Manager for this Fund in March 2008.	Co-Portfolio Manager

Calvert Short Duration Income Fund
Calvert Asset Management Company, Inc.

See "About Calvert" above.

Gregory Habeeb and Matthew Duch are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Mr. Habeeb has been the Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997. Mr. Habeeb has over 27 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager
Matthew Duch

Mr. Duch has been a Portfolio Manager on the Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in July 2009.

Prior to joining Calvert in 2006, Mr. Duch was a corporate trader/sector manager for Deutsche Asset Management.

Co-Portfolio Manager

Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert Government Fund, Calvert Short-Term Government Fund and CSIF Bond Portfolio
Calvert Asset Management Company, Inc.

See "About Calvert" above.

Gregory Habeeb is primarily responsible for the day-to-day management of the Funds.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Mr. Habeeb has been the Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997. Mr. Habeeb has over 27 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager

Calvert High Yield Bond Fund
Calvert Asset Management Company, Inc.

See "About Calvert" above.

Gregory Habeeb, Kevin Aug and Samuel Cooper are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Mr. Habeeb has been the Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997. Mr. Habeeb has over 27 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager
Kevin Aug, CFA	Prior to joining Calvert, Mr. Aug worked at Summit Investment Partners, Inc. (since 2003). Mr. Aug has seven years of investment management experience after receiving his MBA in 2001.	Assistant Portfolio Manager
Samuel Cooper, CFA	Prior to joining Calvert, Mr. Cooper worked at Summit Investment Partners, Inc. (since 2003).	Assistant Portfolio Manager

ADVISORY FEES

The table below shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets. The advisory fee does not include administrative fees.
Fund	Advisory Fee
Calvert Income Fund	0.39%
Calvert Short Duration Income Fund	0.34%
Calvert Long-Term Income Fund	0.40%
Calvert Ultra-Short Income Fund	0.30%
Calvert Government Fund	0.40%
Calvert Short-Term Government Fund	0.45%
Calvert High Yield Bond Fund	0.65%
CSIF Bond Portfolio	0.35%
CSIF Money Market Portfolio	0.30%

A discussion regarding the basis for the approval by the Funds' Board of Trustees of the investment advisory agreement and any applicable subadvisory agreement with respect to each Fund is available in the most recent Semi-Annual Report of the respective Fund covering the fiscal period that ends on March 31 each year.

SHAREHOLDER INFORMATION

For more information on buying and selling shares, please contact your financial professional or Calvert's client services department at 800-368-2748.

HOW TO BUY SHARES

Getting Started -- Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund.

              First, decide which fund or funds best suits your needs and your goals.

              Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, and several other types of accounts. Minimum investments are lower for the retirement plans.

              Then, decide which Class of shares is best for you. You should make this decision carefully, based on:

    the amount you wish to invest;
    the length of time you plan to keep the investment;
    the Class expenses; and
    whether you qualify for any reduction or waiver of sales charges.

Each investor's financial considerations are different. You should consult with your financial intermediary to discuss which Class of shares is best for you.

Choosing a Share Class

IMPORTANT NOTICE REGARDING CLASS B SHARES

Effective as of the close of business (4 p.m. ET) on February 26, 2010 (the "Close Time"), Class B shares of the Calvert Income Fund and CSIF Bond Portfolio will no longer be offered for purchase, except through reinvestment of dividends and/or distributions and through exchanges, as described below. Shareholders and investors participating in automatic investment plans or 401(k) plans should consult their financial advisors or plan sponsors, as applicable, to make appropriate adjustments to any automatic investment plan or 401(k) plan arrangements in effect with respect to Class B shares of a Fund.

After the Close Time:

Initial or additional purchase requests for a Fund's Class B shares received after the Close Time will be rejected, unless they relate to reinvestment of dividends and/or capital gain distributions by existing Class B shareholders, or exchanges from existing accounts in Class B shares of other Funds. Shareholders who invest in Class B shares of a Fund prior to the Close Time may continue to hold their shares until they automatically convert to Class A shares under the existing conversion schedule with respect to Class B shares. Shareholders may redeem their Class B shares; please note: payment of a contingent deferred sales charge may be required. Class B shareholders may continue to reinvest dividends and/or capital gain distributions into their Class B accounts. Class B shareholders of a Fund may also continue to exchange their shares for Class B shares of other Funds. Shareholders with automatic investment plans into Class B shares of a Fund will no longer be able to make automatic investments into Class B shares. Investors also will no longer be able to invest in Class B shares of a Fund through 401(k) plans. Because the assets attributable to Class B shares of a Fund will decrease over time as a result of the closing of Class B, Calvert has voluntarily agreed to limit total net expenses for Class B of each Fund to the net Class B expense rate of the respective Fund in effect as of February 28, 2010, exclusive of Acquired Funds Fees and Expenses, performance fee adjustments and/or voluntary reimbursements, if applicable, until all of the Class B shares of the Fund automatically convert to Class A or are redeemed and/or exchanged for shares of other Funds. For Class B shares of a Fund outstanding as of the Close Time, all other features of Class B shares, including contingent deferred sales charge schedules, Rule 12b-1 distribution and service fees, and conversion features, will remain unchanged and will continue in effect after the Close Time.

The following chart lists the different Classes of shares offered by each Fund and the Classes offered by the Fund in this prospectus. Class I ($1 million minimum) for certain Funds is offered in a separate prospectus. Calvert Distributors, Inc. ("CDI") is the Funds' distributor.
Fund	Classes Offered by Fund	Classes of Fund Offered in this Prospectus
Calvert Income Fund	Six classes (Class A, B, C, I, R and Y)	Class A, B, C and Y
Calvert Short Duration Income Fund	Four classes (Class A, C, I and Y)	Class A, C and Y
Calvert Long-Term Income Fund Calvert Ultra-Short Income Fund	One Class (Class A)	Class A
Calvert Government Fund	Two classes (Class A and C)	Class A and C
Calvert Short-Term Government Fund Calvert High Yield Bond Fund	Two classes (Class A and I)	Class A
CSIF Bond Portfolio	Five classes (Class A, B, C, I and Y)	Class A, B, C and Y
CSIF Money Market Portfolio	One Class (Class O)	Class O

This chart shows the difference in the Classes and the general types of investors who may be interested in each Class. The sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations.
Class A Shares: Front-End Sales Charge
Investor Type	For all investors, particularly those investing $50,000 or more (which qualifies for a reduced sales charge), or who plan to hold the shares for a substantial period of time.
Initial Sales Charge

Sales charge on each purchase of 3.75% or less for Calvert Income, Calvert Long-Term Income, Calvert Government, Calvert High Yield Bond and CSIF Bond; 2.75% or less for Calvert Short Duration Income and Calvert Short-Term Government; and 1.25% or less for Calvert Ultra-Short Income; depending on the amount you invest. Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% (0.50% for Calvert Short Duration Income and Calvert Short-Term Government) contingent deferred sales charge on shares sold (redeemed) within one year of purchase. See "Contingent Deferred Sales Charge" below in this chart.

Contingent Deferred Sales Charge

None (except that an 0.80% (0.50% for Calvert Short Duration Income and Calvert Short-Term Government) contingent deferred sales charge may apply to certain redemptions for accounts with $1 million or more for which no sales charge was paid; and for Calvert Ultra-Short Income, 1.00% for accounts with $250,000 or more).

Distribution and/or Service Fees	Class A shares have an annual 12b-1 fee of up to 0.50%.
Other	Class A shares have lower annual expenses than Class B and C due to a lower 12b-1 fee.

Class B Shares: Deferred Sales Charge for Four Years
Investor Type	For investors who prefer not to pay a front-end sales charge and who plan to hold the shares until the contingent deferred sales charge no longer applies.
Initial Sales Charge	None
Contingent Deferred Sales Charge	If you sell your shares within four years, you will pay a deferred sales charge of 4.00% or less on shares you sell.
Distribution and/or Service Fees	Class B shares have an annual 12b-1 fee of 1.00%.
Other	The expenses of this class are higher than Class A because of the higher 12b-1 fee. Your shares will automatically convert to Class A shares after six years, reducing your future annual expenses.
Class C Shares: Deferred Sales Charge for One Year
Investor Type	For investors who prefer not to pay a front-end sales charge and/or who are unsure of the length of their investment.
Initial Sales Charge	None
Contingent Deferred Sales Charge	If you sell shares within one year, then you will pay a deferred sales charge of 1.00% at that time.
Distribution and/or Service Fees	Class C shares have an annual 12b-1 fee of 1.00%.
Other	The expenses of this Class are higher than Class A because of the higher 12b-1 fee. There is no conversion to Class A.

Class Y Shares: No Sales Charge
Investor Type

Generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CDI, the Funds' distributor, to offer Class Y shares to their clients.

Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Service Fees	Class Y shares have no 12b-1 fee.
Other	Class Y shares have lower annual expenses than Class A, B and C because Class Y has no 12b-1 fee.

Once the total balance of your existing Class B holdings of Calvert Funds reaches or exceeds $100,000, you should make future investments in Class A or Class C shares, rather than Class B; at that time you will qualify for Class A sales load breakpoints/discount.

When the total balance of your existing Class C holdings of Calvert Funds reaches or exceeds $500,000, you should make future investments in Class A shares since you will qualify to purchase Class A shares at a reduced sales load.

Class A

(All Funds except CSIF Money Market Portfolio)

If you choose Class A, you will pay a sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 but less than $100,000 in Calvert Income Fund, or if your cumulative purchases or the value in your account is more than $50,000 but less than $100,000*, then the sales charge is reduced to 3.00%. There is no initial sales charge on shares acquired through reinvestment of dividends or capital gain distributions.
Your investment in A shares Calvert Income Fund, Calvert Long-Term Income Fund, Calvert Government Fund, Calvert High Yield Bond Fund and CSIF Bond Portfolio	Sales Charge % of offering price	% of Amt. Invested
Less than $50,000	3.75%	3.90%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None**	None**
Calvert Short Duration Income Fund and Calvert Short-Term Government Fund
Less than $50,000	2.75%	2.83%
$50,000 but less than $100,000	2.25%	2.30%
$100,000 but less than $250,000	1.75%	1.78%
$250,000 but less than $500,000	1.25%	1.27%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None***	None***
Calvert Ultra-Short Income Fund
Less than $50,000	1.25%	1.27%
$50,000 but less than $100,000	1.00%	1.01%
$100,000 but less than $250,000	0.75%	0.76%
$250,000 and over	None****	None****

* This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the current value of shares you have previously purchased in Calvert Funds that impose sales charges.

** Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which on which a finder's fee has been paid by CDI are subject to a one-year contingent deferred sales charge of 0.80%. (See the "Calculation of Contingent Deferred Sales Charge").

*** Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid by CDI are subject to a one-year contingent deferred sales charge of 0.50%. (See "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charge").

**** Purchases of Class A shares at NAV for accounts with $250,000 or more on which a finder's fee has been paid by CDI are subject to a 12-month contingent deferred sales charge of 1.00%. (See "Calculation of Contingent Deferred Sales Charge").

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers. See "Reduced Sales Charges" in this Prospectus.

Class B

(Calvert Income Fund and CSIF Bond Portfolio Only)

If you choose Class B, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first 4 years, you will have to pay a "contingent deferred" sales charge ("CDSC"). This means that you do not have to pay the sales charge unless you sell your shares within the first 4 years after purchase. Keep in mind that the longer you hold Class B shares, the less you will have to pay in deferred sales charges. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.
Time Since Purchase	CDSC
1st year	4%
2nd year	3%
3rd year	2%
4th year	1%
After 4 years	None

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges

The CDSC will not be charged on shares you received as dividends or from capital gains distributions.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

  Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.
  Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
  The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code of 1986, as amended ("Code").
  Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees.
  A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance, but no sooner than nine months from purchase date or within 30 days of a redemption. This systematic withdrawal plan requires a minimum account balance of $50,000 to be established.
  If the selling broker/dealer has an agreement with CDI, the Funds' distributor, to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. (For more information on the agreement, see "Service Fees and Arrangements with Broker/Dealers" below.) Ask your broker/dealer if this waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

Class B shares may not always present the most cost efficient option to shareholders in comparison with Class A shares. Consider the classes of shares carefully to determine which Class is most suitable for you.

Class C

(Calvert Income Fund, Calvert Short Duration Income Fund and Calvert Government Fund Only)

If you choose Class C, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you prefer not to pay a front-end sales charge and/or are unsure of the length of your investment. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.

The CDSC on Class C Shares will be waived if the shares were sold by a broker/dealer that has an agreement with CDI to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. For more information on the agreement, see "Service Fees and Arrangements with Broker/Dealers," below. Ask your broker/dealer if this CDSC waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

Class O

(CSIF Money Market Portfolio Only)

Class O shares are sold without any initial sales load or CDSC.

Class Y

(Calvert Income Fund, Calvert Short Duration Income Fund and CSIF Bond Portfolio Only)

Class Y shares are sold without any initial sales load or CDSC.

Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CDI to offer Class Y shares to their clients.

Reduced Sales Charges

You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Information regarding sales load breakpoints/discounts is also available on Calvert's website at www.calvert.com.

Rights of Accumulation can be applied to several accounts

In determining the applicable Class A sales load breakpoints/discount, you may take into account the current value of your existing holdings of any class of Calvert's non-money market funds, including shares held by your family group or other qualified group* and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

______________________________________

* A "family group" includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A "qualified group" is one which:

1. has been in existence for more than six months, and

2. has a purpose other than acquiring shares at a discount, and

3. satisfies uniform criteria which enable CDI and broker/dealers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or broker/dealers distributing shares, and must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or broker/dealers.

Statement of Intention

You may reduce your Class A sales charge by establishing a statement of intention ("Statement"). A Statement allows you to combine all Calvert Funds (excluding money market funds) purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge.

A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. The Transfer Agent will hold in escrow Fund shares (computed to the nearest full share) equal to 5% of the dollar amount specified in the Statement. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

If the total minimum investment specified under the Statement is completed within a 13-month period, escrowed shares will be promptly released to you. However, shares acquired during the 13-month period but sold prior to the completion of the investment commitment will not be included for purposes of determining whether the investment commitment has been satisfied.

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchase amount, CDI will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after this adjustment will be released and, upon request, remitted to you.

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Code. There is no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase:

(i) Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or (ii) the cost or current value of shares a 401(k) plan has in Calvert Funds (except money market funds) is at least $1 million.

Neither the Funds, nor CDI, nor any affiliate of CDI will reimburse a plan or participant for any sales charges paid prior to receipt and confirmation by CDI of such required written communication. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

College Savings Plans under Section 529

There is no sales charge on shares purchased for the D.C. College Savings Plan if, at the time of purchase, the owner of the savings plan account is: (i) a District of Columbia resident, or (ii) a participant in payroll deduction to the D.C. College Savings Plan of a business with at least 300 employees.

Other Circumstances

There is no sales charge on shares of any Calvert Fund sold to or constituting the following:

  current or retired Directors, Trustees, or Officers of the Calvert Funds or Calvert and its affiliates; employees of Calvert and its affiliates; or their family members (see definition of "family group" under "Reduced Sales Charges," above);
  directors, officers, and employees of any subadvisor for the Calvert Family of Funds, employees of broker/dealers distributing the Fund's shares and family members of the subadvisor, or broker/dealer;
  purchases made through a registered investment advisor;
  trust departments of banks or savings institutions for trust clients of such bank or institution, and purchases through a broker/dealer maintaining an omnibus account with a Fund, provided the purchases are made by:

(a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services;

(b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker/dealer or agent; or

(c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the Code, and "rabbi trusts."

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from a Calvert Fund automatically invested in another Calvert Fund account with no additional sales charge.

Purchases made at Net Asset Value ("NAV")

Except for money market funds, if you make a purchase at NAV, you may exchange shares in that amount to another Calvert Fund without incurring a sales charge.

Reinstatement Privilege (Class A and Class B)

Subject to the Funds' market timing policy, if you redeem Class A shares and then within 90 days decide to reinvest in any Calvert Fund, you may reinvest in Class A of the Fund at the NAV next computed after the reinvestment order is received, without a sales charge. Within 90 days after redemption of Class B shares, you may reinvest in Class A of the Fund at NAV, if a CDSC was paid. In order to take advantage of this privilege, you must notify the Fund or broker/dealer at the time of the repurchase. Each Fund reserves the right to modify or eliminate this privilege.

Distribution and Service Fees

Each Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares (except with respect to Class Y, which has no Rule 12b-1 plan). The distribution plan also allows each Fund to pay service fees to persons (such as your financial professional) for services provided to shareholders. See "Method of Distribution" in the respective Fund's SAI for further discussion of these services. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see "Service Fees and Arrangements with Broker/Dealers" in this Prospectus for more service fee and other information regarding arrangements with broker/dealers.

The following table shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year unless otherwise indicated. Fees payable under the distribution plan may be increased to the maximum amount only after approval by the Fund's Board of Trustees. The fees are based on average daily net assets by Class.
Maximum Payable under Plan/Amount Actually Paid
	Class A	Class B	Class C	Class O
Calvert Income Fund	0.50% / 0.25%	1.00% / 1.00%*	1.00% / 1.00%*	N/A
Calvert Short Duration Income Fund	0.50% / 0.25%	N/A	1.00% / 1.00%*	N/A
Calvert Long-Term Income Fund	0.50% / 0.25%	N/A	N/A	N/A
Calvert Ultra-Short Income Fund	0.50% / 0.25%	N/A	N/A	N/A
Calvert Government Fund	0.50% / 0.25%	N/A	1.00% / 1.00%*	N/A
Calvert Short-Term Government Fund	0.25% / 0.25%	N/A	N/A	N/A
Calvert High Yield Bond Fund	0.25% / 0.25%	N/A	N/A	N/A
CSIF Bond Portfolio	0.35% / 0.20%	1.00% / 1.00%*	1.00% / 1.00%*	N/A
CSIF Money Market Portfolio	N/A	N/A	N/A	0.25% / 0.00%

* For Classes B and C, 0.75% of the Fund's average daily net assets is paid for distribution services and 0.25% is paid for shareholder services.

Service Fees and Arrangements with Broker/Dealers

CDI, each Fund's distributor, pays broker/dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of amount invested for Class B and C), when you purchase shares of non-money market funds (except with respect to Class Y). CDI also pays broker/dealers an ongoing service fee (except with respect to Class Y) while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The following table shows the maximum commissions and service fees paid by CDI to broker/dealers, which differ depending on the Class.
Maximum Commission/Service Fees
	Class A*	Class B**	Class C***	Class O*
Calvert Income Fund, Calvert Government Fund, Calvert High Yield Bond Fund and CSIF Bond Portfolio	3.00% / 0.25%	3.00% / 0.25%	1.00% / 1.00%	N/A
Calvert Short Duration Income Fund and Calvert Short-Term Government Fund	2.25% / 0.25%	N/A	1.00% / 1.00%	N/A
Calvert Long-Term Income Fund	3.00% / 0.25%	N/A	N/A	N/A
Calvert Ultra-Short Income Fund	1.00% / 0.25%	N/A	N/A	N/A
CSIF Money Market Portfolio	N/A	N/A	N/A	None / 0.01%

* Class A and Class O service fees begin to accrue in the first month after purchase.

** Class B service fee begins to accrue in the 13th month after purchase.

*** Class C pays broker/dealers a service fee of 0.25% and additional compensation of 0.75% for a total annual percentage rate of 1%. These fees begin to accrue in the 13th month after purchase.

If the selling broker/dealer has an agreement with CDI to sell Class B and Class C shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares, CDI does not pay the selling broker/dealer a commission but does pay the selling broker/dealer a service fee and additional compensation totaling 1.00%, which may begin in the first month, rather than in the 13th month after purchase.

During special sales promotions, CDI may reallow to broker/dealers the full Class A front-end sales charge. CDI may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of a Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker/dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale and distribution of the securities or for services to a Fund. These amounts may be significant.

Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI may pay broker/dealers a finder's fee on Class A shares purchased at NAV in accounts with $1 million or more ($250,000 or more for Calvert Ultra-Short Income Fund) except with respect to CSIF Money Market Portfolio.

Calvert Income Fund, Calvert Long-Term Income Fund, Calvert Government Fund, Calvert High Yield Bond Fund and CSIF Bond Portfolio

Where paid, the finder's fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% over $2 million up to $3 million, 0.40% over $3 million up to $50 million, 0.20% over $50 million up to $100 million and 0.12% over $100 million.

Calvert Short Duration Income Fund and Calvert Short-Term Government Fund

Where paid, the finder's fee is 0.50% of the NAV purchase amount on the first $2 million, 0.40% over $2 million up to $3 million, 0.25% over $3 million up to $50 million, 0.125% over $50 million up to $100 million and 0.075% over $100 million.

Calvert Ultra-Short Income Fund

Where paid the finder's fee is 0.15% of the NAV purchase amount.

If a finder's fee is paid, and some or all of the purchase is exchanged into another Calvert Fund with a lower finder's fee within one year, then CDI may recoup the difference in the finder's fee from the broker/dealers. Purchases of shares at NAV for accounts on which a finder's fee has been paid are subject to a one-year CSDC of 0.80% (0.50% for Calvert Short Duration Income Fund and 1.00% for Calvert Ultra-Short Income Fund). All payments will be in compliance with the rules of the Financial Industry Regulatory Authority.

How to Open an Account (Class A, B, C and O Shares)

Complete and sign an application for each new account (the application is available at www.calvert.com or by calling 800-368-2748). When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or Calvert's client services department at 800-368-2748.

Please see the respective Fund Summary above with respect to the minimum investment amount to open an account and the minimum amount for additional investments. The Funds may charge a $2 service fee on additional purchases of less than $250. A Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap fee programs that charge an asset-based fee, and in other cases, at the Fund's discretion.

For purchases, please make your check payable to the Fund in U.S. dollars and send it along with your application to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544, or if you use registered, certified or overnight mail, to: Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807.

How to Open an Account (Class Y Shares)

Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CDI, the Funds' distributor, to offer Class Y shares to their clients. A financial intermediary includes a broker, dealer, bank (including a bank trust department), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company and any other institution having a selling or administration agreement with CDI.

The use of Class Y shares by a financial intermediary will depend on, among other things, the structure of the particular fee-based program. CDI will make, in its sole discretion, all determinations as to eligibility to purchase Class Y shares of a Fund.

Please see the respective Fund Summary with respect to the minimum investment amount to open an account and the minimum amount for additional investments. The Funds may charge a $2 service fee on additional purchases of less than $250. All Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation ("NSCC"), in U.S. dollars. For additional information and wire instructions, call Calvert at 800-368-2746.

Subsequent Investments (Class A, B and C Shares)

To make an investment after you open an account, include your investment slip and send your request to: Calvert, P.O. Box 219739, Kansas City, MO 64121-9739, or if you use registered, certified or overnight mail, to: Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807.

Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange ("NYSE") is open and the Fund is open but check purchases and electronic funds transfers (i.e., bank wires and ACH funds transfers) cannot be received because the banks and post offices are closed.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, each Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Through your Broker/Dealer

Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. ET) on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

HOW SHARES ARE PRICED

The price of shares is based on each Fund's NAV. The NAV is computed by adding the value of a Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

A Fund may hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations, except that all securities held by CSIF Money Market Portfolio are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the oversight of the Board of Trustees and pursuant to a Fund's valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security.

Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to a Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors may change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert's office in Bethesda, Maryland, will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See "Request in Good Order" below.

CSIF Money Market

Your purchase will be credited at the NAV calculated after your order is received and accepted. If the Transfer Agent receives your wire purchase by 5 p.m. ET, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account.

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in "good order." This means that your request must include:

  The Fund name and account number.
  The amount of the transaction (in dollars or shares).
  Signatures of all owners exactly as registered on the account (for mail requests).
  Signature guarantees (if required).*
  Any supporting legal documentation that may be required.
  Any outstanding certificates representing shares to be redeemed.

* For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day's closing NAV; otherwise you will receive the next business day's NAV.

Purchase and Redemption of Shares through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund's behalf. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, receives the order in good order. The customer orders will be priced at the Fund's NAV next computed after they are received by an authorized broker/dealer or the broker/dealer's authorized designee.

HOW TO SELL SHARES

You may redeem all or a portion of the shares from your account by telephone or mail on any day your Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a statement of intention. When you purchase by check or with ACH funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Drafts written on CSIF Money Market during the hold period will be returned for uncollected funds.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and/or redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.

Each Fund reserves the right to suspend or postpone redemptions during any period when:

(a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings;

(b) the SEC has granted an order to the Fund permitting such suspension; or

(c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or made by electronic funds transfer because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone (Class A, B and C Shares) - call 800-368-2745

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred to a bank you have previously authorized. A $5 charge may be imposed on wire transfers of less than $1,000.

Written Requests (Class A, B and C Shares)

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544.

Your letter should include your account number, name of the Fund and Class and the number of shares or the dollar amount you are redeeming, and how you want the money sent to you. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Draftwriting (CSIF Money Market)

You may redeem shares in your CSIF Money Market account by writing a draft for at least $250. If you complete and return the signature card for draftwriting, CSIF Money Market will mail bank drafts to you, printed with your name and address. Drafts may not be ordered until your initial purchase has cleared. Calvert will provide printed drafts (checks). You may not print your own. Any customer-printed checks will not be honored and will be returned without notice. CSIF Money Market will charge a service fee of $25 for drafts returned for insufficient or uncollected funds and for any stop payment on drafts. As a service to shareholders, shares may be automatically transferred between your Calvert money market accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.

Systematic Check Redemptions (Class A, B and C Shares)

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the CDSC.

Corporations and Associations (Class A, B and C Shares)

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts (Class A, B and C Shares)

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days).

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Redemption Fee

In its effort to detect and prevent market timing, each Fund (except CSIF Money Market Portfolio) charges a 2% redemption fee on redemptions, including exchanges, within 30 days (seven days for Calvert Ultra-Short Income Fund) of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under "Other Calvert Features/Policies -- Market Timing Policy" below. In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

For those shares to which the Fund's redemption fee policy is applicable, the redemption fee will only be waived in the following circumstances:

  Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.
  Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
  The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Code.
  Involuntary redemptions of accounts under procedures set forth by a Fund's Board of Trustees.
  Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.
  Redemption of shares purchased with reinvested dividends or capital gain distributions.
  Shares transferred from one retirement plan to another in the same Fund.
  Shares redeemed as part of a retirement plan termination or restructuring.
  Redemption of shares of a Fund held as a default investment option in a retirement plan.
  Exchange or redemption transactions by an account that a Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that does not have the systematic capability of assessing the redemption fee at the individual or participant account level. For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund's Transfer Agent.

In order to determine your eligibility for a redemption fee waiver, it may be necessary to notify your broker/dealer or the Fund of the qualifying circumstances and to provide any applicable supporting documentation.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts. There are no assurances that intermediaries will properly assess the fee.

OTHER CALVERT FEATURES / POLICIES

Website (Class A, B, C and O Shares)
For 24-hour performance and account information, visit www.calvert.com; for CSIF Money Market Portfolio only, call 800-368-2475.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of logging on to www.calvert.com.

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services (Class A, B, C and O Shares)

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, the Funds require a signature guarantee to verify your signature. You may obtain a signature guarantee from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

ACH Funds Transfer (Class A, B, C and O Shares)

You may purchase or sell shares by ACH funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before any subsequent redemption requests for those shares are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. ACH funds transfer transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions (Class A, B, C and O Shares)

You may purchase, redeem, or exchange shares or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that include common stock funds, tax-exempt and corporate bond funds, and money market funds; call your broker/dealer or Calvert representative for more information. We make it easy for you to purchase shares in other Calvert Funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

For Class A, B, C and O Shares, complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). You may then give exchange instructions by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert Fund, and the exchange must satisfy the minimum investment amount for that Calvert Fund. You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (i.e., Columbus Day and Veterans Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, each Fund's Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Fund, which may require you to pay a redemption fee, as described under "How to Sell Shares - Redemption Fee" in this Prospectus. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of any Fund through a service provider, such as a broker/dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Trustees. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. As a result, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund's Board of Trustees. The Board of Trustees of each Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of any Fund through an omnibus account if the service provider's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund's Board of Trustees. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

As stated under "How to Sell Shares" in this Prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account:

(i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level, or

(ii) as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee.

If a significant percentage of a Fund's shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.

This Market Timing Policy does not apply to CSIF Money Market.

Each Fund and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CDI also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice) or withdraw all or any part of the offering made by this Prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund Prospectuses and Annual and Semi-Annual Reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call Calvert client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25. CSIF Money Market Portfolio will charge a service fee of $25 for drafts returned for insufficient or uncollected funds.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance / Low Balance Fee

Please maintain a balance in each of your Fund accounts of at least $1,000 per class ($2,000 for CSIF Money Market Portfolio). For CSIF Money Market Portfolio, if the balance in your account falls below the minimum during a month, a low balance fee of $3 per month may be charged to your account.

If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund pays dividends from its net investment income on a monthly basis (for CSIF Money Market Portfolio, dividends are accrued daily and paid monthly). Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by electronic funds transfer). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend (Not applicable to CSIF Money Market Portfolio)

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

For Non-Money Market Funds

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Funds' fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund's financial statements, which were audited by KPMG LLP; for Calvert Short-Term Government Fund and Calvert High Yield Bond Fund, the years prior to 2009 were audited by other auditors. Their report, along with a Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

Calvert Income Fund
Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2009	2008 (z)	2007 (z)
Net asset value, beginning	$15.19	$16.72	$16.72
Income from investment operations
Net investment income	.63	.79	.77
Net realized and unrealized gain (loss)	.24	(1.25)	.01
Total from investment operations	.87	(.46)	.78
Distributions from
Net investment income	(.62)	(.79)	(.78)
Net realized gain	(.05)	(.28)	--
Total distributions	(.67)	(1.07)	(.78)
Total increase (decrease) in net asset value	.20	(1.53)	--
Net asset value, ending	$15.39	$15.19	$16.72

Total return*	6.24%	(3.01%)	4.74%
Ratios to average net assets: A
Net investment income	4.45%	4.86%	4.60%
Total expenses	1.24%	1.16%	1.19%
Expenses before offsets	1.24%	1.16%	1.19%
Net expenses	1.23%	1.16%	1.18%
Portfolio turnover	793%	982%	877%
Net assets, ending (in thousands)	$3,041,314	$4,462,549	$5,024,998

		Years Ended
		September 30,	September 30,
Class A Shares		2006	2005
Net asset value, beginning		$17.03	$17.37
Income from investment operations
Net investment income		.75	.57
Net realized and unrealized gain (loss)		(.09)	.09
Total from investment operations		.66	.66
Distributions from
Net investment income		(.75)	(.57)
Net realized gain		(.22)	(.43)
Total distributions		(.97)	(1.00)
Total increase (decrease) in net asset value		(.31)	(.34)
Net asset value, ending		$16.72	$17.03

Total return*		4.02%	3.95%
Ratios to average net assets: A
Net investment income		4.54%	3.36%
Total expenses		1.20%	1.20%
Expenses before offsets		1.20%	1.20%
Net expenses		1.20%	1.19%
Portfolio turnover		578%	742%
Net assets, ending (in thousands)		$3,860,160	$2,976,466

See notes to financial highlights.

Calvert Income Fund
Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2009	2008 (z)	2007 (z)
Net asset value, beginning	$15.12	$16.68	$16.69
Income from investment operations
Net investment income	.50	.67	.64
Net realized and unrealized gain (loss)	.24	(1.28)	.01
Total from investment operations	.74	(.61)	.65
Distributions from
Net investment income	(.49)	(.67)	(.66)
Net realized gain	(.05)	(.28)	--
Total distributions	(.54)	(.95)	(.66)
Total increase (decrease) in net asset value	.20	(1.56)	(.01)
Net asset value, ending	$15.32	$15.12	$16.68
Total return*	5.33%	(3.89%)	3.94%
Ratios to average net assets: A
Net investment income	3.60%	4.07%	3.82%
Total expenses	2.13%	2.00%	1.96%
Expenses before offsets	2.13%	2.00%	1.96%
Net expenses	2.12%	2.00%	1.95%
Portfolio turnover	793%	982%	877%
Net assets, ending (in thousands)	$59,127	$94,880	$206,805

		Years Ended
		September 30,	September 30,
Class B Shares		2006	2005
Net asset value, beginning		$17.01	$17.35
Income from investment operations
Net investment income		.63	.45
Net realized and unrealized gain (loss)		(.10)	.09
Total from investment operations		.53	.54
Distributions from
Net investment income		(.63)	(.45)
Net realized gain		(.22)	(.43)
Total distributions		(.85)	(.88)
Total increase (decrease) in net asset value		(.32)	(.34)
Net asset value, ending		$16.69	$17.01

Total return*		3.25%	3.22%
Ratios to average net assets: A
Net investment income		3.74%	2.60%
Total expenses		1.95%	1.94%
Expenses before offsets		1.95%	1.94%
Net expenses		1.94%	1.93%
Portfolio turnover		578%	742%
Net assets, ending (in thousands)		$285,301	$346,829

See notes to financial highlights.

Calvert Income Fund
Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2009	2008 (z)	2007 (z)
Net asset value, beginning	$15.18	$16.71	$16.70
Income from investment operations
Net investment income	.52	.68	.65
Net realized and unrealized gain (loss)	.25	(1.25)	.02
Total from investment operations	.77	(.57)	.67
Distributions from
Net investment income	(.52)	(.68)	(.66)
Net realized gain	(.05)	(.28)	--
Total distributions	(.57)	(.96)	(.66)
Total increase (decrease) in net asset value	.20	(1.53)	.01
Net asset value, ending	$15.38	$15.18	$16.71

Total return*	5.48%	(3.69%)	4.09%
Ratios to average net assets: A
Net investment income	3.74%	4.16%	3.93%
Total expenses	1.93%	1.85%	1.87%
Expenses before offsets	1.93%	1.85%	1.87%
Net expenses	1.93%	1.85%	1.86%
Portfolio turnover	793%	982%	877%
Net assets, ending (in thousands)	$372,838	$478,073	$504,417

	Years Ended
	September 30,	September 30,
Class C Shares	2006	2005
Net asset value, beginning	$17.02	$17.35
Income from investment operations
Net investment income	.63	.45
Net realized and unrealized gain (loss)	(.10)	.10
Total from investment operations	.53	.55
Distributions from
Net investment income	(.63)	(.45)
Net realized gain	(.22)	(.43)
Total distributions	(.85)	(.88)
Total increase (decrease) in net asset value	(.32)	(.33)
Net asset value, ending	$16.70	$17.02

Total return*	3.24%	3.29%
Ratios to average net assets: A
Net investment income	3.86%	2.66%
Total expenses	1.90%	1.91%
Expenses before offsets	1.90%	1.91%
Net expenses	1.89%	1.90%
Portfolio turnover	578%	742%
Net assets, ending (in thousands)	$390,620	$285,889

See notes to financial highlights.

Calvert Income Fund
Financial Highlights

	Periods Ended
	September 30,	September 30,
Class Y Shares	2009	2008 ## (z)
Net asset value, beginning	$15.29	$16.38
Income from investment operations
Net investment income	.67	.31
Net realized and unrealized gain (loss)	.27	(1.02)
Total from investment operations	.94	(.71)
Distributions from
Net investment income	(.65)	(.38)
Net realized gain	(.05)	--
Total distributions	(.70)	(.38)
Total increase (decrease) in net asset value	.24	(1.09)
Net asset value, ending	$15.53	$15.29

Total return*	6.73%	(4.41%)
Ratios to average net assets: A
Net investment income	4.71%	4.48% (a)
Total expenses	.84%	2.34% (a)
Expenses before offsets	.84%	.90% (a)
Net expenses	.83%	.90% (a)
Portfolio turnover	793%	529%
Net assets, ending (in thousands)	$19,351	$10,481

See notes to financial highlights.

Calvert Short Duration Income Fund
Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,

Class A Shares	2009 (z)	2008 (z)	2007 (z)
Net asset value, beginning	$15.70	$16.17	$16.11
Income from investment operations
Net investment income	.52	.71	.73
Net realized and unrealized gain	.88	(.36)	.13
Total from investment operations	1.40	.35	.86
Distributions from
Net investment income	(.49)	(.70)	(.71)
Net realized gain	(.13)	(.12)	(.09)
Total distributions	(.62)	(.82)	(.80)
Total increase (decrease) in net asset value	.78	(.47)	.06
Net asset value, ending	$16.48	$15.70	$16.17

Total return*	9.27%	2.13%	5.47%

Ratios to average net assets: A
Net investment income	3.34%	4.47%	4.54%
Total expenses	1.19%	1.17%	1.22%
Expenses before offsets	1.09%	1.08%	1.09%
Net expenses	1.08%	1.08%	1.08%
Portfolio turnover	359%	495%	533%
Net assets, ending (in thousands)	$1,758,619	$1,284,673	$604,790

		Years Ended
		September 30,	September 30,
Class A Shares		2006 (z)	2005 (z)
Net asset value, beginning		$16.13	$16.35
Income from investment operations
Net investment income		.65	.43

Net realized and unrealized gain		.11	.09
Total from investment operations		.76	.52
Distributions from
Net investment income		(.64)	(.43)
Net realized gain		(.14)	(.31)
Total distributions		(.78)	(.74)
Total increase (decrease) in net asset value		(.02)	(.22)
Net asset value, ending		$16.11	$16.13
Total return*		4.86%	3.25%
Ratios to average net assets: A
Net investment income		4.12%	2.69%
Total expenses		1.19%	1.19%
Expenses before offsets		1.09%	1.09%
Net expenses		1.08%	1.08%
Portfolio turnover		524%	633%
Net assets, ending (in thousands)		$390,947	$211,734

See notes to financial highlights.

Calvert Short Duration Income Fund
Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2009 (z)	2008 (z)	2007 (z)
Net asset value, beginning	$15.64	$16.11	$16.06
Income from investment operations
Net investment income	.39	.58	.59
Net realized and unrealized gain	.88	(.36)	.13
Total from investment operations	1.27	.22	.72
Distributions from
Net investment income	(.37)	(.57)	(.58)
Net realized gain	(.13)	(.12)	(.09)
Total distributions	(.50)	(.69)	(.67)
Total increase (decrease) in net asset value	0.77	(.47)	.05
Net asset value, ending	$16.41	$15.64	$16.11
Total return*	8.37%	1.35%	4.59%
Ratios to average net assets: A
Net investment income	2.51%	3.70%	3.72%
Total expenses	1.86%	1.88%	1.90%
Expenses before offsets	1.86%	1.88%	1.90%
Net expenses	1.85%	1.87%	1.89%
Portfolio turnover	359%	495%	533%
Net assets, ending (in thousands)	$219,342	$92,235	$49,984

		Years Ended
		September 30,	September 30,
Class C Shares		2006 (z)	2005 (z)
Net asset value, beginning		$16.08	$16.31
Income from investment operations
Net investment income		.52	.29
Net realized and unrealized gain		.11	.08
Total from investment operations		.63	.37
Distributions from
Net investment income		(.51)	(.29)
Net realized gain		(.14)	(.31)
Total distributions		(.65)	(.60)
Total increase (decrease) in net asset value		(.02)	(.23)
Net asset value, ending		$16.06	$16.08
Total return*		4.05%	2.32%
Ratios to average net assets: A
Net investment income		3.28%	1.81%
Total expenses		1.92%	1.95%
Expenses before offsets		1.92%	1.95%
Net expenses		1.91%	1.94%
Portfolio turnover		524%	633%
Net assets, ending (in thousands)		$39,612	$28,663

See notes to financial highlights.

Calvert Short Duration Income Fund
Financial Highlights

	Periods Ended
	September 30,	September 30,
Class Y Shares	2009 (z)	2008 (z) ##
Net asset value, beginning	$15.80	$16.19
Income from investment operations
Net investment income	.50	.31
Net realized and unrealized gain	.92	(.40)
Total from investment operations	1.42	(.09)
Distributions from
Net investment income	(.50)	(.30)
Net realized gain	(.13)	--
Total distributions	(.63)	(.30)
Total increase (decrease) in net asset value	0.79	(.39)
Net asset value, ending	$16.59	$15.80
Total return*	9.35%	(.58%)
Ratios to average net assets: A
Net investment income	3.14%	4.00% (a)
Total expenses	.88%	1.13% (a)
Expenses before offsets	.88%	.93% (a)
Net expenses	.87%	.93% (a)
Portfolio turnover	359%	215%
Net assets, ending (in thousands)	$149,126	$31,224

See notes to financial highlights.

Calvert Long-Term Income Fund
Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2009	2008	2007
Net asset value, beginning	$15.44	$15.62	$15.36
Income from investment operations
Net investment income	.54	.62	.62
Net realized and unrealized gain (loss)	2.46	.20	.27
Total from investment operations	3.00	.82	.89
Distributions from
Net investment income	(.52)	(.61)	(.61)
Net realized gain	(.49)	(.39)	(.02)
Total distributions	(1.01)	(1.00)	(.63)
Total increase (decrease) in net asset value	1.99	(.18)	.26
Net asset value, ending	$17.43	$15.44	$15.62
Total return*	20.58%	5.31%	5.92%
Ratios to average net assets:A
Net investment income	3.45%	3.96%	4.09%
Total expenses	1.46%	1.66%	2.03%
Expenses before offsets	1.27%	1.28%	1.30%
Net expenses	1.25%	1.25%	1.25%
Portfolio turnover	781%	604%	767%
Net assets, ending (in thousands)	$77,637	$29,532	$12,139

		Periods Ended
		September 30,	September 30,
Class A Shares		2006	2005^
Net asset value, beginning		$15.52	$15.00
Income from investment operations
Net investment income		.58	.27
Net realized and unrealized gain (loss)		.08	.52
Total from investment operations		.66	.79
Distributions from
Net investment income		(.58)	(.27)
Net realized gain		(.24)	--
Total distributions		(.82)	(.27)
Total increase (decrease) in net asset value		(.16)	.52
Net asset value, ending		$15.36	$15.52
Total return*		4.49%	5.29%**
Ratios to average net assets:A
Net investment income		4.04%	2.41% (a)
Total expenses		3.76%	6.82% (a)
Expenses before offsets		1.55%	1.51% (a)
Net expenses		1.25%	1.25% (a)
Portfolio turnover		547%	931%
Net assets, ending (in thousands)		$4,995	$2,051

See notes to financial highlights.

Calvert Ultra-Short Income Fund
Financial Highlights

		Periods Ended
	September 30,	September 30,	September 30,
Class A Shares	2009	2008	2007#
Net asset value, beginning	$14.97	$15.04	$15.00
Income from investment operations
Net investment income	.34	.60	.61
Net realized and unrealized gain (loss)	.60	.04	.03
Total from investment operations	.94	.64	.64
Distributions from
Net investment income	(.30)	(.61)	(.60)
Net realized gain	(.03)	(.10)	--
Total distributions	(.33)	(.71)	(.60)
Total increase (decrease) in net asset value	.61	(.07)	.04
Net asset value, ending	$15.58	$14.97	$15.04
Total return*	6.42%	4.34%	4.34%
Ratios to average net assets:A
Net investment income	2.36%	3.57%	4.52% (a)
Total expenses	1.26%	2.09%	3.90% (a)
Expenses before offsets	.93%	.92%	1.05% (a)
Net expenses	.89%	.89%	.89% (a)
Portfolio turnover	300%	475%	506%
Net assets, ending (in thousands)	$93,870	$27,333	$3,256

See notes to financial highlights.

Calvert Government Fund
Financial Highlights

Period Ended
September 30,
Class A Shares	2009###
Net asset value, beginning	$15.00
Income from investment operations
Net investment income	.06
Net realized and unrealized gain (loss)	1.14
Total from investment operations	1.20
Distributions from
Net investment income	(.06)
Total distributions	(.06)
Total increase (decrease) in net asset value	1.14
Net asset value, ending	$16.14
Total return*	7.98%
Ratios to average net assets: A
Net investment income	.63%(a)
Total expenses	5.67% (a)
Expenses before offsets	1.04% (a)
Net expenses	1.04% (a)
Portfolio turnover	428%
Net assets, ending (in thousands)	$1,881

See notes to financial highlights.

Calvert Government Fund
Financial Highlights

Period Ended
September 30,
Class C Shares	2009###
Net asset value, beginning	$15.00
Income from investment operations
Net investment income	***
Net realized and unrealized gain (loss)	1.10
Total from investment operations	1.10
Total increase (decrease) in net asset value	1.10
Net asset value, ending	$16.10
Total return*	7.33%
Ratios to average net assets: A
Net investment income	.03% (a)
Total expenses	41.41% (a)
Expenses before offsets	2.04% (a)
Net expenses	2.04% (a)
Portfolio turnover	428%
Net assets, ending (in thousands)	$143

See notes to financial highlights.

Calvert Short-Term Government Fund
Financial Highlights

		Periods Ended
	September 30,	September 30,	September 30,
Class A Shares	2009 (z)	2008 (z)	2007####
Net asset value, beginning	$51.87	$51.65	$50.99
Income from investment operations
Net investment income	.60	1.74	1.37
Net realized and unrealized gain (loss)	1.99	.28	.43
Total from investment operations	2.59	2.02	1.80
Distributions from
Net investment income	(.93)	(1.80)	(1.14)
Total distributions	(.93)	(1.80)	(1.14)
Total increase (decrease) in net asset value	1.66	0.22	0.66
Net asset value, ending	$53.53	$51.87	$51.65

Total return*	5.03%	3.97%	3.57%
Ratios to average net assets: A
Net investment income	1.27%	3.36%	4.73% (a)
Total expenses	2.54%	1.18%	1.25% (a)
Expenses before offsets	.98%	.98%	.98% (a)
Net expenses	.98%	.98%	.98% (a)
Portfolio turnover	197%	38%	32%
Net assets, ending (in thousands)	$4,202	$301	$10

See notes to financial highlights.

Calvert High Yield Bond Fund
Financial Highlights

		Periods Ended
	September 30,	September 30,	September 30,
Class A Shares	2009 (z)	2008 (z)	2007####
Net asset value, beginning	$24.03	$28.55	$29.18
Income from investment operations
Net investment income	1.54	1.77	.96
Net realized and unrealized gain (loss)	.95	(4.45)	(.63)
Total from investment operations	2.49	(2.68)	.33
Distributions from
Net investment income	(1.60)	(1.84)	(.96)
Total distributions	(1.60)	(1.84)	(.96)
Total increase (decrease) in net asset value	.89	(4.52)	(.63)
Net asset value, ending	$24.92	$24.03	$28.55

Total return*	11.68%	(9.91%)	1.16%
Ratios to average net assets: A
Net investment income	6.87%	6.65%	6.50% (a)
Total expenses	2.30%	1.49%	1.54% (a)
Expenses before offsets	1.65%	1.49%	1.54% (a)
Net expenses	1.65%	1.49%	1.54% (a)
Portfolio turnover	156%	67%	97%
Net assets, ending (in thousands)	$7,213	$444	$225

See notes to financial highlights.

CSIF Bond Portfolio
Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2009	2008	2007
Net asset value, beginning	$15.14	$15.92	$15.83
Income from investment operations
Net investment income	.53	.69	.69
Net realized and unrealized gain (loss)	.32	(.54)	.13
Total from investment operations	.85	.15	.82
Distributions from
Net investment income	(.51)	(.68)	(.70)
Net realized gain	(.26)	(.25)	(.03)
Total distributions	(.77)	(.93)	(.73)
Total increase (decrease) in net asset value	.08	(.78)	.09
Net asset value, ending	$15.22	$15.14	$15.92

Total return*	6.11%	.86%	5.31%
Ratios to average net assets:A
Net investment income	3.71%	4.40%	4.41%
Total expenses	1.15%	1.10%	1.12%
Expenses before offsets	1.15%	1.10%	1.12%
Net expenses	1.14%	1.10%	1.11%
Portfolio turnover	77%	147%	190%
Net assets, ending (in thousands)	$600,995	$610,869	$453,813

		Years Ended
		September 30,	September 30,
Class A Shares		2006	2005

Net asset value, beginning		$16.18	$16.33
Income from investment operations
Net investment income		.64	.47
Net realized and unrealized gain (loss)		(.05)	.32
Total from investment operations		.59	.79
Distributions from
Net investment income		(.64)	(.48)
Net realized gain		(.30)	(.46)
Total distributions		(.94)	(.94)
Total increase (decrease) in net asset value		(.35)	(.15)
Net asset value, ending		$15.83	$16.18

Total return*		3.82%	5.05%
Ratios to average net assets:A
Net investment income		4.16%	3.00%
Total expenses		1.14%	1.16%
Expenses before offsets		1.14%	1.16%
Net expenses		1.13%	1.16%
Portfolio turnover		150%	161%
Net assets, ending (in thousands)		$336,698	$237,396

See notes to financial highlights.

CSIF Bond Portfolio
Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2009	2008	2007

Net asset value, beginning	$15.06	$15.84	$15.76
Income from investment operations
Net investment income	.40	.54	.54
Net realized and unrealized gain (loss)	.29	(.54)	.12
Total from investment operations	.69	--	.66
Distributions from
Net investment income	(.37)	(.53)	(.55)
Net realized gain	(.26)	(.25)	(.03)
Total distributions	(.63)	(.78)	(.58)
Total increase (decrease) in net asset value	.06	(.78)	.08
Net asset value, ending	$15.12	$15.06	$15.84

Total return*	5.00%	(.09%)	4.29%
Ratios to average net assets:A
Net investment income	2.81%	3.43%	3.43%
Total expenses	2.13%	2.07%	2.09%
Expenses before offsets		2.13%	2.07%
2.09%
Net expenses	2.11%	2.06%	2.08%
Portfolio turnover	77%	147%	190%
Net assets, ending (in thousands)	$11,878	$17,298	$14,834

	Years Ended
	September 30,	September 30,
Class B Shares	2006	2005
Net asset value, beginning	$16.11	$16.27
Income from investment operations
Net investment income	.50	.32
Net realized and unrealized gain (loss)	(.05)	.31
Total from investment operations	.45	.63
Distributions from
Net investment income	(.50)	(.33)
Net realized gain	(.30)	(.46)
Total distributions	(.80)	(.79)
Total increase (decrease) in net asset value	(.35)	(.16)
Net asset value, ending	$15.76	$16.11

Total return*	2.89%	4.03%
Ratios to average net assets:A
Net investment income	3.17%	2.03%
Total expenses	2.09%	2.11%
Expenses before offsets	2.09%	2.11%
Net expenses	2.08%	2.10%
Portfolio turnover	150%	161%
Net assets, ending (in thousands)	$17,154	$18,559

See notes to financial highlights.

CSIF Bond Portfolio
Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2009	2008	2007
Net asset value, beginning	$15.06	$15.83	$15.75
Income from investment operations
Net investment income	.42	.56	.56
Net realized and unrealized gain (loss)	.31	(.53)	.12
Total from investment operations	.73	.03	.68
Distributions from
Net investment income	(.40)	(.55)	(.57)
Net realized gain	(.26)	(.25)	(.03)
Total distributions	(.66)	(.80)	(.60)
Total increase (decrease) in net asset value	.07	(.77)	.08
Net asset value, ending	$15.13	$15.06	$15.83

Total return*	5.22%	.11%	4.41%
Ratios to average net assets:A
Net investment income	2.93%	3.60%	3.61%
Total expenses	1.94%	1.90%	1.92%
Expenses before offsets	1.94%	1.90%	1.92%
Net expenses	1.92%	1.89%	1.91%
Portfolio turnover	77%	147%	190%
Net assets, ending (in thousands)	$56,578	$52,869	$36,202

		Years Ended
		September 30,	September 30,
Class C Shares		2006	2005
Net asset value, beginning		$16.09	$16.25
Income from investment operations
Net investment income		.51	.34
Net realized and unrealized gain (loss)		(.04)	.30
Total from investment operations		.47	.64
Distributions from
Net investment income		(.51)	(.34)
Net realized gain		(.30)	(.46)
Total distributions		(.81)	(.80)
Total increase (decrease) in net asset value		(.34)	(.16)
Net asset value, ending		$15.75	$16.09

Total return*		3.01%	4.09%
Ratios to average net assets:A
Net investment income		3.31%	2.13%
Total expenses		1.99%	2.04%
Expenses before offsets		1.99%	2.04%
Net expenses		1.98%	2.03%
Portfolio turnover		150%	161%
Net assets, ending (in thousands)		$27,447	$19,276

See notes to financial highlights.

CSIF Bond Portfolio
Financial Highlights

Period Ended
September 30,
Class Y Shares	2009#####
Net asset value, beginning	$14.33
Income from investment operations
Net investment income	.48
Net realized and unrealized gain (loss)	1.17
Total from investment operations	1.65
Distributions from
Net investment income	(.47)
Net realized gain	(.26)
Total distributions	(.73)
Total increase (decrease) in net asset value	.92
Net asset value, ending	$15.25

Total return*	11.97%
Ratios to average net assets:A
Net investment income	3.36% (a)
Total expenses	5.39% (a)
Expenses before offsets	.93% (a)
Net expenses	.92% (a)
Portfolio turnover	69%
Net assets, ending (in thousands)	$628

See notes to financial highlights.

CSIF Money Market Portfolio
Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
	2009	2008	2007
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.011	.029	.045
Distributions from
Net investment income	(.011)	(.029)	(.045)
Net asset value, ending	$1.00	$1.00	$1.00
Total return*	1.15%	2.90%	4.64%
Ratios to average net assets:A
Net investment income	1.13%	2.83%	4.53%
Total expenses	.84%	.79%	.82%
Expenses before offsets	.84%	.79%	.82%
Net expenses	.84%	.78%	.80%
Net assets, ending (in thousands)	$169,485	$186,311	$187,210

		Years Ended
		September 30,	September 30,
		2006	2005
Net asset value, beginning		$1.00	$1.00
Income from investment operations
Net investment income		.039	.019
Distributions from
Net investment income		(.039)	(.019)
Net asset value, ending		$1.00	$1.00

Total return*		3.97%	1.94%
Ratios to average net assets:A
Net investment income		3.90%	1.91%
Total expenses			.86%
.91%
Expenses before offsets		.86%	.88%
Net expenses			.85%
.87%
Net assets, ending (in thousands)		$166,592	$160,218

See notes to financial highlights.

Notes to Financial Highlights

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

** Total return would have been 5.15% without the payment by affiliate. On March 30, 2005, the Advisor voluntarily contributed $2,658 to the Fund to reimburse the effect of a realized loss caused by a trading error. This transaction was deemed a "payment by affiliate."

*** Less than $0.01 per share.

# From October 31, 2006, inception.

## From February 29, 2008, inception.

### From December 31, 2008, inception.

#### From February 1, 2007, inception.

##### From October 31, 2008, inception.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

^ From December 31, 2004, inception.

To Open an Account:
800-368-2748

Performance and Prices:
www.calvert.com
24 hours, 7 days a week

Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In each Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Fund is incorporated into this Prospectus by reference.

Each Fund's portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Group, Ltd.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745

Each Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert's website at the following Internet address:
www.calvert.com

You can review and copy information about a Fund (including its SAI) at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act file:

No. 811-3334 Calvert Social Investment Fund (CSIF Bond Portfolio and CSIF Money Market Portfolio)

No. 811- 3416 The Calvert Fund (Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert Government Fund, Calvert Short-Term Government Fund and Calvert High Yield Bond Fund)

Printed on recycled paper using soy inks


CALVERT INCOME FUNDS
PROSPECTUS
Class I (INSTITUTIONAL)

January 31, 2010

Ticker
Calvert Income Fund	CINCX
Calvert Short Duration Income Fund	CDSIX
Calvert Short-Term Government Fund	CSTIX
Calvert High Yield Bond Fund	CYBIX
Calvert Cash Reserves Institutional Prime Fund	CCIXX

Calvert Signature StrategiesTM
Calvert Social Investment Fund Bond Portfolio	CBDIX

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Calvert Income Funds Prospectus
January 31, 2010

FUND SUMMARIES	(This section summarizes Fund fees, investment strategies, risks, past performance, and purchase and sale procedures.)	1
Calvert Income Fund		1
Calvert Short Duration Income Fund		4
Calvert Short-Term Government Fund		7
Calvert High Yield Bond Fund		10
Calvert Cash Reserves Institutional Prime Fund		13
Calvert Signature StrategiesTM
Calvert Social Investment Fund Bond Portfolio		15
ADDITIONAL INFORMATION THAT APPLIES TO ALL FUNDS		18
Tax Information		18
Payments to Broker/Dealers and Other Financial Intermediaries		18
MORE INFORMATION ON FEES AND EXPENSES	(This section provides details on Fund fees and expenses.)	19
MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS	(This section provides details on Fund investment strategies and risks.)	20
Portfolio Holdings		24
ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING	(This section describes the sustainable and socially responsible investment criteria for CSIF Bond Portfolio.)	25
Calvert Signature StrategiesTM
Investment Selection Process		25
Sustainable and Socially Responsible Investment Criteria		25
Shareholder Advocacy and Corporate Responsibility		26
Special Investment Programs		27
High Social Impact Investments		27
MANAGEMENT OF FUND INVESTMENTS	(This section provides details on Fund investment managers.)	27
About Calvert		27
Portfolio Management		27
Advisory Fees		29
SHAREHOLDER INFORMATION	(This section provides details on how to purchase and sell Fund shares, how shares are valued, and information on dividends, distributions and taxes.)	29
How to Open an Account		29
How Shares are Priced		30
When Your Account will be Credited		31
How to Sell Shares		31
Other Calvert Features/Policies (Exchanges, Market Timing Policy, etc.)		33
Dividends, Capital Gains and Taxes		35
FINANCIAL HIGHLIGHTS	(This section provides selected information from the financial statements of the Funds.)	36
Calvert Income Fund		37
Calvert Short Duration Income Fund
Calvert Short-Term Government Fund
Calvert High Yield Bond Fund
Calvert Cash Reserves Institutional Prime Fund
Calvert Social Investment Fund Bond Portfolio

FUND SUMMARY	Calvert Income Funds	Calvert Investments
A UNIFI Company

CALVERT INCOME FUND
Class (Ticker):	I (CINCX)

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)1
Class I
Management fees	0.49%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total annual fund operating expenses	0.55%

1 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 0.84% for Class I. The Board of Trustees of the Fund may terminate the Fund's expense cap only for the contractual period after December 12, 2010.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class I
1	$5,622
3	$17,629
5	$30,728
10	$68,928

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 793% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's")or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. Government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality.  When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Collateralized Mortgage Obligation ("CMO") Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Year-by-Year Total Return (Class I)

Best Quarter (of periods shown)	Q2 '09	8.03%
Worst Quarter (of periods shown)	Q4 '08	-7.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Average Annual Total Returns(as of 12-31-09)	1 year	5 years	10 years
Class I:
Return before taxes	17.12%	3.81%	6.42%
Return after taxes on distributions	15.23%	1.88%	3.83%
Return after taxes on distributions and sale of Fund shares	11.10%	2.15%	3.95%
Barclays Capital U.S. Credit Index	16.04%	4.67%	6.64%
Lipper Corporate Debt Funds BBB Rated Avg.	21.13%	4.04%	6.11%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Portfolio Manager Name	Title	Length of Time Managing Fund
Gregory Habeeb	Senior Vice President, Portfolio Manager	Since January 1997
Michael Abramo	Portfolio Manager	Since April 2008

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value determined after receipt of your request in good order. To purchase shares directly from the Fund, open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748).

All initial purchases must be made by bankwire or ACH funds transfer (each an "electronic funds transfer") in U.S. dollars.
Minimum to Open Fund Account
$1,000,000

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

To Buy Shares
New Accounts (include application) and Subsequent Investments:	For wire instructions, call 800-327-2109
To Sell Shares
By Telephone	Call 800-368-2745

___________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information That Applies to All Funds" on page 18 of this Prospectus.

FUND SUMMARY	Calvert Income Funds	Calvert Investments
A UNIFI Company

CALVERT SHORT DURATION INCOME FUND
Class (Ticker):	I (CDSIX)

INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-tem bonds and income-producing securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)[1]
Class I
Management fees	0.44%
Distribution and service (12b-1) fees	None
Other expenses	0.18%
Total annual fund operating expenses	0.62%

1 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 0.75% for Class I. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class I
1	$6,336
3	$19,852
5	$34,578
10	$77,422

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 359% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's")or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. Government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

Under normal circumstances, the Fund's average portfolio duration will range from one to three years. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality.  When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Collateralized Mortgage Obligation ("CMO") Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Year-by-Year Total Return (Class I)

Best Quarter (of periods shown)	Q2 '09	5.16%
Worst Quarter (of periods shown)	Q4 '08	-1.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Average Annual Total Returns (as of 12-31-09)	1 year	5 years	Since Inception (2/26/02)
Class I:
Return before taxes	12.62%	5.38%	6.21%
Return after taxes on distributions	10.82%	3.59%	4.29%
Return after taxes on distributions and sale of Fund shares	8.32%	3.55%	4.19%
Barclays Capital 1-5 Year U.S. Credit Index	13.52%	4.79%	5.06%
Lipper Short Investment Grade Debt Funds Avg.	9.61%	3.02%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance for the Fund as of 2/28/02 is: Return before taxes 6.18%; Return after taxes on distributions 4.25%; Return after taxes on distributions and sale of Fund shares 4.16%; and the performance for Lipper Short Investment Grade Debt Funds Average is 3.02%.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.
Portfolio Manager Name	Title	Length of Time Managing Fund
Gregory Habeeb	Senior Vice President, Portfolio Manager	Since January 2002
Matthew Duch	Portfolio Manager	Since August 2009

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value determined after receipt of your request in good order. To purchase shares directly from the Fund, open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748).

All initial purchases must be made by bankwire or ACH funds transfer (each an "electronic funds transfer") in U.S. dollars.
Minimum to Open Fund Account
$1,000,000

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

To Buy Shares
New Accounts (include application) and Subsequent Investments:	For wire instructions, call 800-327-2109
To Sell Shares
By Telephone	Call 800-368-2745

___________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information That Applies to All Funds" on page 18 of this Prospectus.

FUND SUMMARY	Calvert Income Funds	Calvert Investments
A UNIFI Company

CALVERT SHORT-TERM GOVERNMENT FUND
Class (Ticker):	I (CSTIX)

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government or its agencies or instrumentalities, or derivative instruments related to such investments.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Class I
Management fees	0.55%
Distribution and service (12b-1) fees	None
Other expenses	0.27%
Total annual fund operating expenses	0.82%
Less fee waiver and/or expense reimbursement [1]	(0.09%)
Net expenses	0.73%

1 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 0.73% for Class I. The Board of Trustees of the Fund may terminate the Fund's expense cap only for the contractual period after December 12, 2010.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class I
1	$7,456
3	$25,278
5	$44,622
10	$100,515

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 197% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

Under normal market conditions, the Fund will invest 100% of its assets in fixed income instruments issued by the U.S. government and its agencies or instrumentalities, or derivative instruments related to such investments. The majority of the Fund's holdings will have a maturity or average life of five years or less. The Fund will maintain a dollar-weighted average maturity of less than three years. The Fund may invest up to 20% of its total assets in financial futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund will not use these instruments for speculative purposes. The reasons the Fund will invest in derivatives are to reduce transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA andFHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Unrated security risk.  Unrated securities may be less liquid than rated securities determined to be of comparable quality.  When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class I shares of Calvert Short-Term Government Fund, a series of Summit Mutual Funds, Inc. ("SMF Calvert Short-Term Government Fund"), were reorganized into the Class I shares of an identical and newly created series of The Calvert Fund, Calvert Short-Term Government Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class I shares reflect the performance of SMF Calvert Short-Term Government Fund.

Year-by-Year Total Return (Class I)

Best Quarter (of periods shown)	Q3 '01	3.59%
Worst Quarter (of periods shown)	Q2 '04	-1.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Average Annual Total Returns (as of 12-31-09)	1 year	5 years	Since Inception (4/3/00)
Class I:
Return before taxes	3.39%	3.80%	4.26%
Return after taxes on distributions	2.37%	2.58%	2.87%
Return after taxes on distributions and sale of Fund shares	2.36%	2.54%	2.82%
Barclays Capital 1-5 Year Treasury Index	0.19%	4.39%	4.98%
Lipper Short U.S. Government Funds Average	4.37%	3.47%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance for the Fund as of 4/30/00 is: Return before taxes 4.27%; Return after taxes on distributions 2.87%; Return after taxes on distributions and sale of Fund shares 2.82%; and the performance for Lipper Short U.S. Government Funds Average is 4.02%.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.
Portfolio Manager Name	Title	Length of Time Managing Fund
Gregory Habeeb	Senior Vice President, Portfolio Manager	Since December 2008

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value determined after receipt of your request in good order. To purchase shares directly from the Fund, open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748).

All initial purchases must be made by bankwire or ACH funds transfer (each an "electronic funds transfer") in U.S. dollars.
Minimum to Open Fund Account
$1,000,000

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

To Buy Shares
New Accounts (include application) and Subsequent Investments:	For wire instructions, call 800-327-2109
To Sell Shares
By Telephone	Call 800-368-2745

___________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information That Applies to All Funds" on page 18 of this Prospectus.

FUND SUMMARY	Calvert Income Funds	Calvert Investments
A UNIFI Company

CALVERT HIGH YIELD BOND FUND
Class (Ticker):	I (CYBIX)

INVESTMENT OBJECTIVE

The Fund seeks high current income and capital appreciation, secondarily.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)[1]
Class I
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.47%
Total annual fund operating expenses	1.22%

1 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 1.40% for Class I. The Board of Trustees of the Fund may terminate the Fund's expense cap only for the contractual period after December 12, 2010.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class I
1	$12,431
3	$38,719
5	$67,033
10	$147,729

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 156% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in high yield, high risk ("junk") bonds, with intermediate maturities. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in high yield, high risk bonds, also known as "junk" bonds. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Fund is non-diversified.

The Advisor will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. The Fund will buy and sell securities based on its overall objective of achieving the highest possible total return.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

When a corporation issues a bond, it generally submits the security to one or more rating organizations, such as Moody's or Standard & Poor's Ratings Services (Standard & Poor's). These services evaluate the creditworthiness of the issuer and assign a rating, based on their evaluation of the issuer's ability to repay the bond. Bonds with ratings below Baa (Moody's) or BBB (Standard & Poor's) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Advisor determines the comparable rating quality of bonds that are not rated.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO), there is a significant risk of not achieving full recovery.

Unrated security risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality.  When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Collateralized Mortgage Obligation ("CMO") Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities such as individual country risk and liquidity risk. Unsponsored ARDs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class I shares of Calvert High Yield Bond Fund, a series of Summit Mutual Funds, Inc. ("SMF Calvert High Yield Bond Fund"), were reorganized into the Class I shares of an identical and newly created series of The Calvert Fund, Calvert High Yield Bond Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class I shares reflect the performance of SMF Calvert High Yield Bond Fund.

Year-by-Year Total Return (Class I)

Best Quarter (of periods shown)	Q2 '09	11.06%
Worst Quarter (of periods shown)	Q4 '08	-14.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Average Annual Total Returns (as of 12-31-09)	1 year	5 years	Since Inception (7/9/01)
Class I:
Return before taxes	37.58%	5.27%	5.63%
Return after taxes on distributions	34.20%	2.74%	2.85%
Return after taxes on distributions and sale of Fund shares	24.35%	3.00%	3.10%
BofA Merrill Lynch High Yield Master II Index	57.51%	6.35%	7.91%
Lipper High Current Yields Funds Average	46.41%	4.36%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance for the Fund as of 7/31/01 is: Return before taxes 5.67%; Return after taxes on distributions 2.87%; Return after taxes on distributions and sale of Fund shares 3.12%; and the performance for the Lipper High Current Yield Funds Average is 6.30%.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.
Portfolio Manager Name	Title	Length of Time Managing Fund
Gregory Habeeb	Senior Vice President, Portfolio Manager	Since December 2008
Kevin Aug, CFA	Assistant Portfolio Manager	Since March 2008
Samuel Cooper, CFA	Assistant Portfolio Manager	Since March 2008

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value determined after receipt of your request in good order. To purchase shares directly from the Fund, open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748).

All initial purchases must be made by bankwire or ACH funds transfer (each an "electronic funds transfer") in U.S. dollars.
Minimum to Open Fund Account
$1,000,000

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

To Buy Shares
New Accounts (include application) and Subsequent Investments:	For wire instructions, call 800-327-2109
To Sell Shares
By Telephone	Call 800-368-2745

___________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information That Applies to All Funds" on page 18 of this Prospectus.

FUND SUMMARY	Calvert Income Funds	Calvert Investments
A UNIFI Company

CALVERT CASH RESERVES ("CCR") INSTITUTIONAL PRIME FUND
Class (Ticker):	CCIXX

INVESTMENT OBJECTIVE

The Fund seeks to obtain the highest level of current income, consistent with safety, preservation of capital and liquidity that is available through investments in specified money market instruments. The Fund seeks to maintain a constant net asset value of $1.00 per share.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Maximum front-end sales charge (load) on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None
Redemption Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)[1]
Management fees	0.30%
Distribution and service (12b-1) fees	None
Other expenses	0.10%
Total annual fund operating expenses	0.40%

1 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 0.40% for Class I. The Board of Trustees of the Fund may terminate the Fund's expense cap only for the contractual period after December 12, 2010.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class I
1	$4,092
3	$12,849
5	$22,431
10	$50,518

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund's assets are invested primarily in top-tier securities, such as:

  high-quality, short-term investments, including obligations of the U.S. Government and agency or instrumentality securities;
  high-quality, U.S. dollar-denominated international money market investments;
  certificates of deposit of major banks;
  commercial paper;
  eligible high-grade, short-term corporate obligations and participation interests in such obligations;
  repurchase agreements;
  bankers acceptances;
  floating rate notes;
  variable-rate demand notes; and
  taxable municipal securities.

The Fund invests in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the Fund because it invests primarily in securities that are considered to be of high quality. The Fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's shares has varied from year to year. The table compares the Fund's performance over time with that of an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Year-by-Year Total Return

Best Quarter (of periods shown)	Q4 '00	1.64%
Worst Quarter (of periods shown)	Q4 '09	0.06%
Average Annual Total Returns (as of 12-31-09)	1 year	5 years	10 years
CCR Institutional Prime Fund	0.66%	3.36%	3.15%
Lipper Institutional Money Market Funds Avg.	0.32%	3.08%	2.89%

For current yield information, call 800-317-2274, or visit Calvert's website at www.calvert.com/institutional.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value determined after receipt of your request in good order. The Fund is valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share.

Purchases:

Complete and sign an application for each new account. For more information, please contact the Calvert Institutional Marketing Group at 800-317-2274.

Minimum to Open Fund Account: $1,000,000. The $1 million initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders.

Investments may be made by wire or by exchange from another Calvert account:

ABA#011000028
FBO: Calvert Cash Reserves Fund 707
Wire Account #9903-765-7
[Insert your name and account number here]
State Street Bank & Trust Company
Boston, Massachusetts

Redemptions:

By Telephone -- call 800-368-2745

________________________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information That Applies to All Funds" on page 18 of this Prospectus.

FUND SUMMARY	Calvert Income Funds	Calvert Investments
A UNIFI Company

CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO
Class (Ticker):	I (CSIBX)

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Class I
Management fees	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.09%
Total annual fund operating expenses	0.54%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class I
1	$5,520
3	$17,311
5	$30,176
10	$67,710

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. At least 65% of the Fund's net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. Government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Collateralized Mortgage Obligation ("CMO") Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Year-by-Year Total Return (Class I)

Best Quarter (of periods shown)	Q1 '01	7.83%
Worst Quarter (of periods shown)	Q4 '08	-3.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Average Annual Total Returns (as of 12-31-09)	1 year	5 years	Since Inception (3/31/00)
Class I:
Return before taxes	11.57%	4.73%	6.44%
Return after taxes on distributions	9.85%	2.81%	4.06%
Return after taxes on distributions and sale of Fund shares	7.51%	2.96%	4.11%
Barclays Capital U.S. Credit Index	16.04%	4.67%	6.64%
Lipper Corporate Debt Funds A Rated Average	15.18%	3.47%	5.45%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.
Portfolio Manager Name	Title	Length of Time Managing Fund
Gregory Habeeb	Senior Vice President, Portfolio Manager	Since January 1997

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value determined after receipt of your request in good order. To purchase shares directly from the Fund, open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748).

All initial purchases must be made by bankwire or ACH funds transfer (each an "electronic funds transfer") in U.S. dollars.
Minimum to Open Fund Account
$1,000,000

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

To Buy Shares
New Accounts (include application)	For wire instructions, call 800-327-2109
To Sell Shares
By Telephone	Call 800-368-2745

___________________________________

For important information on taxes and financial intermediary compensation, please turn to "Additional Information That Applies to All Funds" on page 18 of this Prospectus.

Additional Information That Applies to All Funds

TAX INFORMATION

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by a Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

MORE INFORMATION ON FEES AND EXPENSES

REDEMPTION FEE

The redemption fee applies to redemptions, including exchanges, within seven (7) days of purchase. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class I shares and is accounted for as an addition to paid-in capital. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. Accounts of foundations, endowments, state and local governments, and those that use certain types of consultants are excluded from the Class I redemption fee. See "How to Sell Shares/Redemption Fee" in this Prospectus for situations where the fee may be waived.

MANAGEMENT FEES

Management fees include the advisory fee paid by the Fund to the Advisor and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor. With respect to the amount of each Fund's advisory fee, see "Advisory Fees" in this Prospectus.

The administrative fees (as a percentage of net assets) for each Fund are as follows.

Fund	Administrative Fee
Calvert Income Fund	0.10%
Calvert Short Duration Income Fund	0.10%
Calvert Short-Term Government Fund	0.10%
Calvert High Yield Bond Fund	0.10%
CCR Institutional Prime Fund	0.05%
CSIF Bond Portfolio	0.10%

OTHER EXPENSES

"Other expenses" are based on expenses for the Fund's most recent fiscal year. "Other expenses" include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the Example in the respective Fund Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. No Fund expects to incur a material amount of interest expense in the fiscal year. If a Fund were to incur expenses from selling futures short or employing leverage, the costs would be reflected in the net expense ratio. Each Fund, however, does not expect to incur a material amount of expense for these activities.

Each Fund has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item "Less fee waiver and/or expense reimbursement" in the fee table in the respective Fund Summary. The amount of this credit received by the Fund, if any, during the most recent fiscal year is reflected in the "Financial Highlights" in this Prospectus as the difference between the line items "Expenses Before Offsets" and "Net Expenses". See "Investment Advisor" in the respective Fund's SAI for more information.

EXAMPLE

The example in the fee table for each Fund also assumes that you reinvest all dividends and distributions.

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

Principal Investment Strategies for Calvert Income Fund, Calvert Short Duration Income Fund and CSIF Bond Portfolio

With a change in rating of a debt security, the Advisor will review the security's fundamentals with the credit research team and determine its position on the security, given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade in a security's credit quality rating is not an automatic signal to sell/buy that security.

The Fund's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed comparable investments, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risks and the overall economic outlook.

Principal Investment Strategies for Calvert High Yield Bond Fund

The Advisor will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. Among the factors that are important in the Advisor's securities selection are credit fundamentals and technical trading factors. The Advisor researches the bonds it purchases to make its own determination of the issuer's creditworthiness and underlying strength. By using this strategy, the Advisor seeks to outperform the high yield bond market as a whole by choosing individual securities that may be overlooked by other investors, or bonds that are likely to improve in credit quality.

The Advisor makes a decision to sell a portfolio security held by the Fund when (1) the security has appreciated in value due to market conditions and the issuing company's financial condition; (2) the issuing company's financial position indicates the company will not perform well and the price of the security could fall; or (3) the Advisor identifies another security that is potentially more valuable for current income or capital appreciation compared to securities held by the Fund.

Further Description of Investment Strategies and Techniques

A concise description of each Fund's principal investment strategies and principal risks is under the earlier Fund Summary for the respective Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Funds, along with their associated risks. Each Fund has additional non-principal investment policies and restrictions, which are discussed under "Non-Principal Information on Investment Policies and Risks" in the respective Fund's SAI.

For certain investment strategies listed, the table below shows a Fund's limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's Annual/Semi-Annual reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and definitions of the principal types of risks involved. Explanatory information about certain investment strategies of specific Funds is also provided below.)

Key to Table

J           Fund currently uses as a principal investment strategy

q           Permitted, but not a principal investment strategy

8          Not permitted

xN        Allowed up to x% of Fund's net assets

xT        Allowed up to x% of Fund's total assets

NA       Not applicable to this type of fund

	CSIF Bond Portfolio	CCR Institutional Prime Fund	Calvert High Yield Bond Fund	Calvert Short-Term Government Fund	Calvert Short Duration Income Fund	Calvert Income Fund
Investment Techniques
Active Trading Strategy/Turnover	J	n/a	J	J	J	J
Temporary Defensive Positions	q	n/a	q	q	q	q
Hedging Strategies	n/a	n/a	J	J	J	J
Conventional Securities
Foreign securities	25N	n/a	20N1	8	25N	25N
Investment grade bonds	J	n/a	q	J	J	J
Below-investment grade, high-yield bonds	35N8	n/a	J	n/a	35N	35N
Unrated debt securities	J	J6	J	J	J	J
Illiquid securities	15N	10N	15N	10N	15N	15N
Unleveraged Derivative Securities
Asset-backed securities	J	J6	10N	8	J	J
Mortgage-backed securities	J	q6	10N	q2	J	J
Currency contracts	q	n/a	q	8	q	q
Leveraged Derivative Instruments
Options on securities and indices	5T7	n/a	5T3,4	5T3,4	q	q
Futures contract	5N5	n/a	5T4,5	20T4	5N5	5N5

1 Calvert High Yield Bond Fund may invest without limitation in securities (payable in U.S. Dollars) of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated fixed income securities principally traded in financial markets outside of the United States.

2 Calvert Short-Term Government Fund may invest without limitation in mortgage-backed securities whose characteristics are consistent with the Fund's investment program.

3 The Fund may engage in certain limited options strategies as hedging techniques as it relates to options on futures contracts. These options strategies are limited to selling/writing call option contracts on futures contracts on such securities held by the Fund (covered calls). The Fund may purchase call option contracts to close out a position acquired through the sale of a call option. The Fund will only write options that are traded on a domestic exchange or board of trade. The Fund may purchase call option contracts to close out a position acquired through the sale of a call option. The Fund will only write options that are traded on a domestic exchange or board of trade.

The Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total assets. Further, the Fund will not write put or call options or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund's total assets.

4 The Fund will invest in derivatives solely to meet shareholder redemptions or to gain exposure to the market, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Fund may invest up to 20% of its assets in such futures and/or options contracts.

5 Based on initial margin required to establish position.

6 Must be money market fund eligible under SEC Rule 2a-7.

7 Based on net premium payments.

8 Excludes any High Social Impact Investments.

Description of Investment Strategies

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the "Glossary of Certain Investment Risks" for definitions of these risk types.
Investment Techniques

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Fund to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees. Because this strategy may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable at the ordinary income tax rate, it may increase an investor's tax liability.

Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective.

Risks: Opportunity
Hedging Strategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration.	Risks: Correlation and Opportunity

Conventional Securities
Foreign securities. Securities issued by companies whose principal place of business is located outside the U.S. This includes debt instruments denominated in other currencies such as Eurobonds.	Risks: Market, Currency, Transaction, Liquidity, Information and Political
Investment grade bonds. Bonds rated BBB/Baa or higher by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.	Risks: Interest Rate, Market and Credit

Below-investment grade, high-yield bonds. Bonds rated below BBB/Baa or unrated bonds determined by the Fund's Advisor to be of comparable quality are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.

Risks: Credit, Market, Interest Rate, Liquidity and Information
Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor has determined the credit quality based on its own research.	Risks: Credit, Market, Interest Rate, Liquidity and Information
Illiquid securities. Securities which cannot be readily sold because there is no active market. High Social Impact Investments are illiquid.	Risks: Liquidity, Market and Transaction

Unleveraged Derivative Securities

Asset-backed securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.

Risks: Credit, Interest Rate and Liquidity
Mortgage-backed securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations ("CMOs").	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate
Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. In the case of writing options, a Fund will write call options only if it already owns the security (if it is "covered").

Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity
Futures contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity

Glossary of Certain Investment Risks

Correlation risk

The risk that when a Fund "hedges," two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them. For

ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk	The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.
Currency risk

The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund's investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Extension risk

The risk that slower than anticipated prepayments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.
Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities.

Longer-term securities and zero coupon/ "stripped" coupon securities are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.
Liquidity risk	The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.
Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.
Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.
Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that faster than anticipated prepayments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. A Fund must also reinvest those assets at the current market rate, which may be lower.

Transaction risk	The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Explanation of Investment Strategies Used by Certain Funds
All Funds

Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage

Corporation "FHLMC") are government-sponsored enterprises ("GSEs") that issue debt and mortgage-backed securities commonly known as Fannie

Maes and Freddie Macs, respectively.

All Funds

Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

All Funds except Calvert Short-Term Government Fund and CCR Institutional Prime Fund

ADRs. American Depositary Receipts ("ADRs") are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company's home country. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares.  The Fund may invest in either sponsored or unsponsored ADRs.

All Funds except CCR Institutional Prime Fund

CMO and ABS. The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and asset-backed securities ("ABS"). The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or ABS classes with a higher priority of payment.

All Funds except CCR Institutional Prime Fund

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security.  Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery.

The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument.  The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

PORTFOLIO HOLDINGS

A description of each Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available under "Portfolio Holdings Disclosure" in the respective Fund's SAI and on the Funds' website.

ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING

Calvert Signature StrategiesTM
(CSIF Bond Portfolio Only)

Investment Selection Process

In seeking a Fund's investment objective, Investments are first selected for financial soundness and then evaluated according to that Fund's sustainable and socially responsible investment criteria. Only companies that meet all of the Fund's environment, social, and governance ("ESG") criteria are eligible for investment. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for a Fund must be consistent with the Fund's current investment criteria, including financial, sustainability and responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed income securities for Calvert's sustainable and socially responsible funds may be made prior to the application of the sustainability and social responsibility analysis, due to the nature of the fixed income market. Unlike equities, fixed income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed income security is evaluated according to the Fund's sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund's sustainable and socially responsible investment criteria, the security will be sold per Calvert's procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund's sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

Although each Fund's sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert believes there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment objective and its sustainable and socially responsible investment criteria.

CSIF Bond Portfolio may invest in ETFs for the limited purpose of managing the Fund's cash position consistent with the Fund's applicable benchmark. The ETFs in which the Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund's sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund's applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Sustainable and Socially Responsible Investment Criteria

The Fund seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.

The Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert, drawing on the Fund's longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Trustees without shareholder approval.

CSIF Bond Portfolio

The Fund seeks to invest in companies that:

  Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.
  Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization ("ILO") core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.
  Observe appropriate international human rights standards in operations in all countries.
  Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.
  Produce or market products and services that are safe and enhance the health or quality of life of consumers.
  Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.
  Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Fund seeks to avoid investing in companies that:

  Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.
  Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.
  Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.
  Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.
  Demonstrate poor corporate governance or engage in harmful or unethical business practices.
  Manufacture tobacco products.
  Are significantly involved in the manufacture of alcoholic beverages.
  Have direct involvement in gambling operations.
  Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.
  Manufacture or sell firearms and/or ammunition.
  Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.
  Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples' rights, the interests of organic farmers and the interests of developing countries generally.

With respect to U.S. government securities, CSIF Bond Portfolio invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Fund's sustainable and socially responsible investment criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

Shareholder Advocacy and Corporate Responsibility

As each Fund's Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert's activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its sustainability research process. After a Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

SPECIAL INVESTMENT PROGRAMS
(Calvert Signature StrategiesTM)

As part of Calvert's and Fund shareholders' ongoing commitment to providing and fostering innovative initiatives, CSIF Bond Portfolio may invest a small percentage of its assets through a special investment program that is a non-principal investment strategy pioneered by Calvert -- High Social Impact Investments.

High Social Impact Investments
(CSIF Bond Portfolio)

High Social Impact Investments is a program that targets up to 1% of the Fund's assets. High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Fund's sustainable and socially responsible investment criteria.

These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Fund believes that these investments have a significant sustainability and social responsibility return through their impact in our local communities.

The Fund's High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund's Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund's Board and under the ultimate supervision of the Board. See "How Shares Are Priced" in this Prospectus. The Fund's High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order, the Fund may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Fund and Calvert Group, Ltd., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.

MANAGEMENT OF FUND INVESTMENTS

ABOUT CALVERT

Calvert Asset Management Company, Inc. (Calvert), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Funds. Calvert provides the Funds with investment supervision and management and office space, furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of December 31, 2009, Calvert was the investment advisor for 54 mutual fund portfolios and had over $14 billion in assets under management.

PORTFOLIO MANAGEMENT

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Advisor of each Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a "Portfolio Manager"). The respective Fund's SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the Fund.

Calvert Income Fund
Calvert Asset Management Company, Inc.

See "About Calvert" above.
Gregory Habeeb and Michael Abramo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Mr. Habeeb has been the Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997. Mr. Habeeb has over 27 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager
Michael Abramo	Mr. Abramo has been a member of the Taxable Fixed Income Team since 1999. Mr. Abramo became a Portfolio Manager for this Fund in March 2008.	Co-Portfolio Manager

Calvert Short Duration Income Fund
Calvert Asset Management Company, Inc.

See "About Calvert" above.

Gregory Habeeb and Matthew Duch are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Mr. Habeeb has been the Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997. Mr. Habeeb has over 27 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager
Matthew Duch

Mr. Duch has been a Portfolio Manager on the Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in July 2009.

Prior to joining Calvert in 2006, Mr. Duch was a corporate trader/sector manager for Deutsche Asset Management.

Co-Portfolio Manager

Calvert Short-Term Government Fund and CSIF Bond Portfolio
Calvert Asset Management Company, Inc.

See "About Calvert" above.
Gregory Habeeb is primarily responsible for the day-to-day management of the Funds.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Mr. Habeeb has been the Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997. Mr. Habeeb has over 27 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager for fixed income investments

Calvert High Yield Bond Fund
Calvert Asset Management Company, Inc.

See "About Calvert" above.
Gregory Habeeb, Kevin Aug and Samuel Cooper are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Mr. Habeeb has been the Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997. Mr. Habeeb has over 27 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager
Kevin Aug, CFA	Prior to joining Calvert, Mr. Aug worked at Summit Investment Partners, Inc. (since 2003). Mr. Aug has seven years of investment management experience after receiving his MBA in 2001.	Assistant Portfolio Manager
Samuel Cooper, CFA	Prior to joining Calvert, Mr. Cooper worked at Summit Investment Partners, Inc. (since 2003).	Assistant Portfolio Manager

ADVISORY FEES

The table below shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets. The advisory fee does not include administrative fees.
Fund	Advisory Fee
Calvert Income Fund	0.39%
Calvert Short Duration Income Fund	0.34%
Calvert Short-Term Government Fund	0.45%
Calvert High Yield Bond Fund	0.65%
CCR Institutional Prime Fund	0.25%
CSIF Bond Portfolio	0.35%

A discussion regarding the basis for the approval by the Funds' Board of Trustees of the investment advisory agreement and any applicable subadvisory agreement with respect to each Fund is available in the most recent Semi-Annual Report of the respective Fund covering the fiscal period that ends on March 31 each year.

SHAREHOLDER INFORMATION

For more information on buying and selling shares, please contact your financial professional or Calvert's client services department at 800-368-2748.

How to Open an Account

Complete and sign an application for each new account. Be sure to specify Class I. After your account is open, you may buy shares and wire funds by telephone. All subsequent purchases must be made by an electronic funds transfer or through the National Securities Clearing Corporation ("NSCC"), in U.S. dollars. Each electronic funds transfer is limited to $300,000. Calvert Distributors, Inc. ("CDI") is the Funds' distributor. For more information and wire instructions, call Calvert at 800-327-2109.

CCR Institutional Prime Fund

Complete and sign an application for each new account. For more information, please contact the Calvert Institutional Marketing Group at 800-317-2274.

Minimum to Open Fund Account: $1,000,000

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Examples include the following:

  the investment would permit a previously closed Class I in the Fund to reopen, at no additional expense to other Fund Classes;
  the investor has agreed to make additional Class I investments within a reasonable amount of time;
  discretionary wrap programs;
  omnibus accounts purchasing for a fund of funds; and
  certain omnibus accounts and employer sponsored retirement or employee benefit plan accounts.

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange ("NYSE") is open and the Fund is open but electronic funds transfers (i.e., bank wires and ACH funds transfers) cannot be received because the banks are closed.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, each Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Through your Broker/Dealer

Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. ET) on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Arrangements with Broker/Dealers

CDI, the Funds' distributor, may pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of a Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker/dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale and distribution of the securities or for services to a Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates.

HOW SHARES ARE PRICED

The price of shares is based on each Fund's NAV. The NAV is computed by adding the value of a Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations, except that all securities held by CCR Institutional Prime Fund are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the oversight of the Board of Trustees and pursuant to a Fund's valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security.

Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to a Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors may change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See "Request in Good Order" below.

CCR Institutional Prime Fund

Your purchase will be credited at the NAV calculated after your request is received and accepted. A telephone order placed to Calvert Institutional Marketing Group by 3 p.m. ET will receive the dividend on fund shares declared that day if federal funds are received by the custodian by 5 p.m. ET. Telephone orders placed after 3 p.m. will begin earning dividends on Fund shares the next business day. If no telephone order is placed, investments begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. All of your purchases must be made by bank wire. No cash or checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order.

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in "good order." This means that your request must include:

  The Fund name and account number.
  The amount of the transaction (in dollars or shares).
  Signatures of all owners exactly as registered on the account (for mail requests).
  Signature guarantees (if required).*
  Any supporting legal documentation that may be required.
  Any outstanding certificates representing shares to be redeemed.

* For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day's closing NAV; otherwise you will receive the next business day's NAV.

Purchase and Redemption of Shares through a Financial Intermediary

Each Fund (except CCR Institutional Prime Fund) has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund's behalf. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, receives the order in good order. The customer orders will be priced at the Fund's NAV next computed after they are received by an authorized broker/dealer or the broker/dealer's authorized designee.

HOW TO SELL SHARES

You may redeem all or a portion of the shares from your account by telephone or mail on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by electronic funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

For CCR Institutional Prime Fund your shares will be redeemed at the next NAV calculated after your redemption request is received by the Calvert Institutional Marketing Group. You will receive dividends through the date the request is received and processed. A telephone order for a redemption must be received by the Calvert Institutional Marketing Group by 3 p.m. ET in order for proceeds to be sent to you on the same business day. If making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment.

A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.

Each Fund reserves the right to suspend or postpone redemptions during any period when:

(a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings;

(b) the SEC has granted an order to the Fund permitting such suspension; or

(c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be made by electronic funds transfer because banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone - call 800-368-2745

You may redeem shares from your account by telephone and have your money sent by electronic funds transfer to a bank you have previously authorized. All redemptions must be made by an electronic funds transfer or through NSCC in U.S. dollars. Each electronic funds transfer is limited to $300,000.

For CCR Institutional Prime Fund you may redeem shares from you account by telephone and have your money sent by electronic funds transfer to a bank you have previously authorized. To better enable Calvert to keep the Fund fully invested, we request that you notify the Calvert Institutional Marketing Group at least 24 hours in advance for any redemption over $10 million per day. A charge of $5 may be imposed on wire transfers of less than $50,000.

To add instructions to permit electronic funds transfers to be sent to an account not previously authorized you must send those instructions in a letter that is signature guaranteed.

Written Requests

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544.

Your letter should include your account number, name of the Fund and Class, the number of shares or the dollar amount you are redeeming, and how you want the money sent to an authorized account. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to an account other than the account of record, your letter must be signature guaranteed.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Redemption Fee

In its effort to detect and prevent market timing, each Fund (except CCR Institutional Prime Fund) charges a 2% redemption fee on redemptions, including exchanges, within 7 days of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under "Other Calvert Features/Policies -- Market Timing Policy" below. In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

For those shares to which the Fund's redemption fee policy is applicable, the redemption fee will only be waived in the following circumstances:

  Accounts of foundations, endowments, state and local governments, and those that use consultants.
  Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.
  Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
  The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Code.
  Involuntary redemptions of accounts under procedures set forth by a Fund's Board of Trustees.
  Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.
  Redemption of shares purchased with reinvested dividends or capital gain distributions.
  Shares transferred from one retirement plan to another in the same Fund.
  Shares redeemed as part of a retirement plan termination or restructuring.
  Redemption of shares of a Fund held as a default investment option in a retirement plan.
  Exchange or redemption transactions by an account that a Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that does not have the systematic capability of assessing the redemption fee at the individual or participant account level. For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund's Transfer Agent.

In order to determine your eligibility for a redemption fee waiver, it may be necessary to notify your broker/dealer or the Fund of the qualifying circumstances and to provide any applicable supporting documentation.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts. There are no assurances that intermediaries will properly assess the fee.

OTHER CALVERT FEATURES / POLICIES

Website
For 24-hour performance and account information, visit www.calvert.com; for CCR Institutional Prime Fund only, call 800-368-2745.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of logging on to www.calvert.com.

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, the Funds require a signature guarantee to verify your signature. You may obtain a signature guarantee from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Telephone Transactions

You may purchase, redeem, or exchange shares, or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that include common stock funds, tax-exempt and corporate bond funds, and money market funds; call your broker/dealer or Calvert representative for more information. We make it easy for you to purchase shares in other Calvert Funds if your investment goals change.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). You may then give exchange instructions by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert Fund, and the exchange must satisfy the minimum investment amount for that Calvert Fund.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (i.e., Columbus Day and Veterans Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, each Fund's Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Fund, which may require you to pay a redemption fee, as described under "How to Sell Shares - Redemption Fee" in this Prospectus. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of any Fund through a service provider, such as a broker/dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Trustees. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. As a result, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund's Board of Trustees. The Board of Trustees of each Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of any Fund through an omnibus account if the service provider's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund's Board of Trustees. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

As stated under "How to Sell Shares" in this Prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account:

does not have the systematic capability of assessing the redemption fee at the individual or participant account level, or as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee.

If a significant percentage of a Fund's shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.

This Market Timing Policy does not apply to CCR Institutional Prime Fund.

Each Fund and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CDI also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice) or withdraw all or any part of the offering made by this Prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund Prospectuses and Annual and Semi-Annual Reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as Prospectuses and Semi-Annual and Annual Reports. Call Calvert client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance

Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund.

If the balance in your account falls below the minimum, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed or (for all Funds except CCR Institutional Prime Fund) moved to Class A (at NAV) if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund pays dividends from its net investment income on a monthly basis (for CCR Institutional Prime Fund, dividends are accrued daily and paid monthly). Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid to you by wire or electronic funds transfer to a predesignated bank account. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

For Non-Money Market Funds

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. Government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Funds' fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund's financial statements, which were audited by KPMG LLP; for Calvert Short-Term Government Fund and Calvert High Yield Bond Fund, the years prior to 2009 were audited by other auditors. Their report, along with a Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

Calvert Income
Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2009	2008 (z)	2007 (z)
Net asset value, beginning	$15.20	$16.72	$16.70
Income from investment operations
Net investment income	.72	.89	.87
Net realized and unrealized gain (loss)	.24	(1.24)	.01
Total from investment operations	.96	(.35)	.88
Distributions from
Net investment income	(.71)	(.89)	(.86)
Net realized gain	(.05)	(.28)	--
Total distributions	(.76)	(1.17)	(.86)
Total increase (decrease) in net asset value	.20	(1.52)	.02
Net asset value, ending	$15.40	$15.20	$16.72

Total return*	6.94%	(2.36%)	5.40%
Ratios to average net assets: A
Net investment income	5.14%	5.47%	5.24%
Total expenses	.55%	.53%	.55%
Expenses before offsets	.55%	.53%	.55%
Net expenses	.55%	.53%	.54%
Portfolio turnover	793%	982%	877%
Net assets, ending (in thousands)	$307,978	$355,103	$312,520

		Years Ended
		September 30,	September 30,
Class I Shares		2006	2005
Net asset value, beginning		$17.02	$17.36
Income from investment operations
Net investment income		.85	.69
Net realized and unrealized gain (loss)		(.10)	.09
Total from investment operations		.75	.78
Distributions from
Net investment income		(.85)	(.69)
Net realized gain		(.22)	(.43)
Total distributions		(1.07)	(1.12)
Total increase (decrease) in net asset value		(.32)	(.34)
Net asset value, ending		$16.70	$17.02

Total return*		4.65%	4.66%
Ratios to average net assets: A
Net investment income		5.18%	3.98%
Total expenses		.56%	.55%
Expenses before offsets		.56%	.55%
Net expenses		.55%	.55%
Portfolio turnover		578%	742%
Net assets, ending (in thousands)		$76,362	$62,013

See notes to financial highlights.

Calvert Short Duration Income
Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2009 (z)	2008 (z)	2007 (z)
Net asset value, beginning	$15.74	$16.19	$16.13
Income from investment operations
Net investment income	.57	.67	.79
Net realized and unrealized gain	.89	(.27)	.12
Total from investment operations	1.46	.40	.91
Distributions from
Net investment income	(.54)	(.73)	(.76)

Net realized gain	(.13)	(.12)	(.09)
Total distributions	(.67)	(.85)	(.85)
Total increase (decrease) in net asset value	.79	(.45)	.06
Net asset value, ending	$16.53	$15.74	$16.19
Total return*	9.68%	2.49%	5.78%
Ratios to average net assets: A
Net investment income	3.39%	4.58%	4.91%
Total expenses	.62%	2.64%	6.11%
Expenses before offsets	.62%	.75%	.76%
Net expenses	.61%	.75%	.75%
Portfolio turnover	359%	495%	533%
Net assets, ending (in thousands)	$28,045	$1,503	$282

		Periods Ended
		September 30,	November 7,
Class I Shares		2006 (y)(z)	2005 (x)
Net asset value, beginning		$16.04	$16.12
Income from investment operations
Net investment income		.33	.06

Net realized and unrealized gain		.12	(.04)
Total from investment operations		.45	.02
Distributions from
Net investment income		(.36)	(.05)

Net realized gain		--	--
Total distributions		(.36)	(.05)
Total increase (decrease) in net asset value		.09	(.03)
Net asset value, ending		$16.13	$16.09
Total return*		2.84%	.13%
Ratios to average net assets: A
Net investment income		4.73% (a)	3.65% (a)
Total expenses		.63% (a)	.81% (a)
Expenses before offsets		.62% (a)	.81% (a)
Net expenses		.61% (a)	.79% (a)
Portfolio turnover		209%	293%
Net assets, ending (in thousands)		$82	$0

See notes to financial highlights.

Calvert Short-Term Government Fund
Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2009 (z)	2008 (z)	2007
Net asset value, beginning	$51.72	$51.50	$51.10
Income from investment operations
Net investment income	.81	1.87	2.09
Net realized and unrealized gain (loss)	1.88	.27	.44
Total from investment operations	2.69	2.14	2.53
Distributions from
Net investment income	(1.01)	(1.92)	(2.13)
Total distributions	(1.01)	(1.92)	(2.13)
Total increase (decrease) in net asset value	1.68	0.22	0.40
Net asset value, ending	$53.40	$51.72	$51.50

Total return*	5.25%	4.22%	5.06%
Ratios to average net assets: A
Net investment income	1.52%	3.61%	4.11%
Total expenses	.82%	.93%	.96%
Expenses before offsets	.73%	.73%	.73%
Net expenses	.73%	.73%	.73%
Portfolio turnover	197%	38%	32%
Net assets, ending (in thousands)	$32,479	$34,737	$27,270

		Years Ended
		September 30,	September 30,
Class I Shares		2006	2005
Net asset value, beginning		$51.05	$51.84
Income from investment operations
Net investment income		1.84	1.41
Net realized and unrealized gain (loss)		(.05)	(.78)
Total from investment operations		1.79	.63
Distributions from
Net investment income		(1.74)	(1.42)
Total distributions		(1.74)	(1.42)
Total increase (decrease) in net asset value		0.05	(0.79)
Net asset value, ending		$51.10	$51.05

Total return*		3.58%	1.24%
Ratios to average net assets: A
Net investment income		3.55%	2.59%
Total expenses		.84%	.88%
Expenses before offsets		.73%	.73%
Net expenses		.73%	.73%
Portfolio turnover		42%	16%
Net assets, ending (in thousands)		$28,013	$28,368

See notes to financial highlights.

Calvert High Yield Bond Fund
Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2009 (z)	2008 (z)	2007
Net asset value, beginning	$23.94	$28.43	$28.75
Income from investment operations
Net investment income	1.63	1.85	1.81
Net realized and unrealized gain (loss)	.90	(4.44)	(.30)
Total from investment operations	2.53	(2.59)	1.51
Distributions from
Net investment income	(1.78)	(1.90)	(1.83)
Total distributions	(1.78)	(1.90)	(1.83)
Total increase (decrease) in net asset value	.75	(4.49)	(.32)
Net asset value, ending	$24.69	$23.94	$28.43
Total return*	12.07%	(9.63%)	5.40%
Ratios to average net assets: A
Net investment income	7.70%	6.90%	6.68%
Total expenses	1.22%	1.24%	1.25%
Expenses before offsets	1.22%	1.24%	1.25%
Net expenses	1.22%	1.24%	1.25%
Portfolio turnover	156%	67%	97%
Net assets, ending (in thousands)	$34,663	$19,919	$24,300

	Years Ended
	September 30,	September 30,
Class I Shares	2006	2005
Net asset value, beginning	$28.69	$27.59
Income from investment operations
Net investment income	1.94	1.93
Net realized and unrealized gain	.13	1.00
Total from investment operations	2.07	2.93
Distributions from
Net investment income	(2.01)	(1.83)
Total distributions	(2.01)	(1.83)
Total increase (decrease) in net asset value	.06	1.10
Net asset value, ending	$28.75	$28.69

Total return*	7.52%	11.03%
Ratios to average net assets: A
Net investment income	7.17%	6.81%
Total expenses	1.17%	1.22%
Expenses before offsets	1.17%	1.22%
Net expenses	1.17%	1.22%
Portfolio turnover	100%	99%
Net assets, ending (in thousands)	$19,942	$19,094

See notes to financial highlights.

Calvert Cash Reserves Institutional Prime Fund
Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
	2009	2008	2007
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.014	.034	.051
Distributions from
Net investment income	(.014)	(.034)	(.051)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	1.41%	3.46%	5.20%
Ratios to average net assets:A
Net investment income	1.11%	3.33%	5.07%
Total expenses	.40%	.41%	.46%
Expenses before offsets	.38%	.28%	.29%
Net expenses	.38%	.27%	.27%
Net assets, ending (in thousands)	$312,212	$135,106	$185,543

	Years Ended
	September 30,	September 30,
	2006	2005
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.045	.026
Distributions from
Net investment income	(.045)	(.026)
Net asset value, ending	$1.00	$1.00
Total return*	4.55%	2.60%
Ratios to average net assets:A
Net investment income	4.37%	2.53%
Total expenses	.42%	.42%
Expenses before offsets	.29%	.28%
Net expenses	.27%	.27%
Net assets, ending (in thousands)	$99,216	$173,968

See notes to financial highlights.

CSIF Bond Portfolio
Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2009	2008	2007
Net asset value, beginning	$15.16	$15.94	$15.85
Income from investment operations
Net investment income	.63	.78	.78
Net realized and unrealized gain (loss)	.31	(.54)	.13
Total from investment operations	.94	.24	.91
Distributions from
Net investment income	(.61)	(.77)	(.79)
Net realized gain	(.26)	(.25)	(.03)
Total distributions	(.87)	(1.02)	(.82)
Total increase (decrease) in net asset value	.07	(.78)	.09
Net asset value, ending	$15.23	$15.16	$15.94

Total return*	6.74%	1.45%	5.89%
Ratios to average net assets:A
Net investment income	4.35%	4.98%	4.99%
Total expenses	.54%	.52%	.53%
Expenses before offsets	.54%	.52%	.53%
Net expenses	.52%	.51%	.52%
Portfolio turnover	77%	147%	190%
Net assets, ending (in thousands)	$187,496	$208,076	$152,871

		Years Ended
	September 30,	September 30,
Class I Shares	2006	2005
Net asset value, beginning	$16.18	$16.33
Income from investment operations
Net investment income	.73	.57
Net realized and unrealized gain (loss)	(.04)	.31
Total from investment operations	.69	.88
Distributions from
Net investment income	(.72)	(.57)
Net realized gain	(.30)	(.46)
Total distributions	(1.02)	(1.03)
Total increase (decrease) in net asset value	(.33)	(.15)
Net asset value, ending	$15.85	$16.18

Total return*	4.48%	5.63%
Ratios to average net assets:A
Net investment income	4.77%	3.57%
Total expenses	.56%	.61%
Expenses before offsets	.56%	.61%
Net expenses	.55%	.60%
Portfolio turnover	150%	161%
Net assets, ending (in thousands)	$74,714	$29,278

See notes to financial highlights.

Notes to Financial Highlights

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

(x) The last remaining shareholder in Class I redeemed on November 7, 2005.

(y) Class I resumed upon shareholder investment on April 21, 2006.

(z) Per share figures are calculated using the Average Share Method.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

To Open an Account:
800-327-2109
800-317-2274 (for CCR Institutional Prime Fund only)

Performance and Prices:
www.calvert.com
24 hours, 7 days a week
800-368-2745 (for CCR Institutional Prime Fund only)

Service for Existing Accounts:
800-327-2109
800-317-2274 (for CCR Institutional Prime Fund only)

TDD for Hearing-Impaired:
800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

Registered, Certified or
Overnight Mail (for CCR Institutional Prime Fund only):
Calvert
c/o Institutional Marketing Group
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In each Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Fund is incorporated into this Prospectus by reference.

Each Fund's portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Group, Ltd.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745

Each Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert's website at the following Internet address:
www.calvert.com

You can review and copy information about a Fund (including its SAI) at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520

Investment Company Act file:
No. 811-3334 Calvert Social Investment Fund (CSIF Bond Portfolio)
No. 811- 3416 The Calvert Fund (Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Short-Term Government Fund and Calvert High Yield Bond Fund)
No. 811-3418 Calvert Cash Reserves Institutional Prime Fund

Printed on recycled paper using soy inks


CALVERT INCOME FUNDS

PROSPECTUS
CLASS R (RETIREMENT)

January 31, 2010

Class (Ticker)

Calvert Income Fund
R (CICRX)

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

FUND SUMMARIES	(This section summarizes Fund fees, investment strategies, risks, past performance, and purchase and sale procedures.)	1
Calvert Income Fund		1
MORE INFORMATION ON FEES AND EXPENSES	(This section provides details on Fund fees and expenses.)	4
MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS	(This section provides details on Fund investment strategies and risks.)	5
Portfolio Holdings		8
MANAGEMENT OF FUND INVESTMENTS	(This section provides details on Fund investment managers.)	8
About Calvert		8
Portfolio Management		8
Advisory Fees		8
SHAREHOLDER INFORMATION	(This section provides details on how to purchase and sell Fund shares, how shares are valued, and information on dividends, distributions and taxes.)	9
How to Open an Account		9
How Shares are Priced		10
When Your Account will be Credited		10
How to Sell Shares		11
Other Calvert Features/Policies (Exchanges, Market Timing Policy, etc.)		12
Dividends, Capital Gains and Taxes		13
FINANCIAL HIGHLIGHTS	(This section provides selected information from the financial statements of the Fund.)	13
Calvert Income Fund		14

FUND SUMMARY	Calvert Income Funds	Calvert Investments
A UNIFI Company

Class (Ticker):	R (CICRX)

INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class R
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Class R
Management fees	0.67%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.34%
Total annual fund operating expenses	1.51%
Less fee waiver and/or expense reimbursement [1]	(0.04%)
Net expenses	1.47%

1 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2011. Direct net operating expenses will not exceed 1.47% for Class R. The Board of Trustees of the Fund may terminate the fund's expense cap only for the contractual period after December 12, 2010.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class R
1	$150
3	$473
5	$820
10	$1,798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 793% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. Government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Collateralized Mortgage Obligation ("CMO") Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because the U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage is employed, borrowing magnifies the potential for gain or loss on the Fund's portfolio securities and increases the possibility of fluctuation in the Fund's net asset value. Interest costs may not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class R shares has varied from year to year. The table compares the Fund's performance over timewith that of an index and an average. Performance results for Class R shares prior to October 31, 2006, the inception date for Class R shares, reflect the performance of Class A shares at net asset value. Actual Class R share performance would have been lower than Class A share performance because of higher Rule 12b-1 fees and other class-specific expenses that apply to Class R shares.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Year-by-Year Total Return (Class R)

Best Quarter (of periods shown)	Q1 '01	7.91%
Worst Quarter (of periods shown)	Q4 '08	-7.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Average Annual Total Returns (as of 12-31-09)	1 year	5 years	10 years
Class R:
Return before taxes	16.13%	2.96%	5.69%
Return after taxes on distributions	14.66%	1.36%	3.39%
Return after taxes on distributions and sale of Fund shares	10.47%	1.63%	3.50%
Barclays Capital U.S. Credit Index	16.04%	4.67%	6.64%
Lipper Corporate Debt Funds BBB Rated Avg.	21.13%	4.04%	6.11%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.
Portfolio Manager Name	Title	Length of Time Managing Fund
Gregory Habeeb	Senior Vice President, Portfolio Manager	Since January 1997
Michael Abramo	Portfolio Manager	Since April 2008

BUYING AND SELLING SHARES

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 40(b) plans and 529 college savings plans.

Please contact your recordkeeper or plan administrator in order to sell shares from your retirement plan.

TAX INFORMATION

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested. Dividends and capital gains distributed by the Fund to tax-deferred retirement plan accounts are not subject to current taxation, but will accumulate in the account under the plan on a tax-deferred basis.

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions taken from a retirement plan account are taxable as ordinary income.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

MORE INFORMATION ON FEES AND EXPENSES

REDEMPTION FEE

The redemption fee applies to redemptions, including exchanges, within seven (7) days of purchase. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class R shares and is accounted for as an addition to paid-in capital. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. See "How to Sell Shares/Redemption Fee" in this Prospectus for situations where the fee may be waived.

MANAGEMENT FEES

Management fees include the advisory fee paid by the Fund to the Advisor and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

With respect to the amount of the Fund's advisory fee, see "Advisory Fees" in this Prospectus.

The administrative fees (as a percentage of net assets) for the Fund are as follows.
Fund	Administrative Fee
Calvert Income Fund	0.28%

DISTRIBUTION AND SERVICE FEES

The following table shows the maximum annual amount of distribution and service fees payable under the Fund's distribution plan for Class R and the amount of the Fund's distribution and service fees authorized by the Fund's Board of Trustees for the current fiscal year. Fees payable under the distribution plan may be increased to the maximum amount, where applicable, only after approval of the Board of Trustees.

Fund	Maximum Amount Payable (Class R)	Amount Authorized
Calvert Income Fund	0.75%	0.50%

OTHER EXPENSES

"Other expenses" are based on expenses for the Fund's most recent fiscal year. "Other expenses" include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the Example in the Fund Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. The Fund does not expect to incur a material amount of interest expense in the fiscal year. If the Fund were to incur expenses from selling futures short or employing leverage, the costs would be reflected in the net expense ratio. The Fund, however, does not expect to incur a material amount of expense for these activities.

The Fund has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item "Less fee waiver and/or expense reimbursement" in the fee table in the Fund Summary. The amount of this credit received by the Fund, if any, during the most recent fiscal year is reflected in the "Financial Highlights" in this Prospectus as the difference between the line items "Expenses Before Offsets" and "Net Expenses". The amount the Advisor benefited from the credit was as follows for the most recent fiscal year.
Fund	Amount by which Advisor Benefited from Credit
Calvert Income Fund	0.01%

See "Investment Advisor" in the Fund's SAI for more information.

EXAMPLE

The example in the fee table for each Fund also assumes that you reinvest all dividends and distributions.

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

Principal Investment Strategies

With a change in rating of a debt security, the Advisor will review the security's fundamentals with the credit research team and determine its position on the security, given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade in a security's credit quality rating is not an automatic signal to sell/buy that security.

The Fund's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed comparable investments, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Further Description of Investment Strategies and Techniques

A concise description of the Fund's principal investment strategies and principal risks is under the earlier Fund Summary for the Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Fund, along with their associated risks. The Fund has additional non-principal investment policies and restrictions, which are discussed under "Non-Principal Information on Investment Policies and Risks" in the Fund's SAI.

For certain investment strategies listed, the table below shows the Fund's limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's Annual/Semi-Annual reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and definitions of the principal types of risks involved. Explanatory information about certain investment strategies of the Fund is also provided below.)

Key to Table

J              Fund currently uses as a principal investment strategy
q             Permitted, but not a principal investment strategy
7             Not permitted
xN          Allowed up to x% of Fund's net assets
xT           Allowed up to x% of Fund's total assets
NA         Not applicable to this type of fund

Investment Techniques	Calvert Income Fund
Active Trading Strategy/Turnover	J
Temporary Defensive Positions	q
Hedging Strategies	J

Conventional Securities
Foreign securities	25N
Investment grade bonds	J
Below-investment grade, high-yield bonds	35N
Unrated debt securities	J
Illiquid securities	15N
Unleveraged Derivative Instruments
Asset-backed securities	J
Mortgage-backed securities	J
Currency contracts	q
Leveraged Derivative Instruments
Options on securities and indices	q
Futures contracts	5N1

1 Based on initial margin required to establish position.

Description of Investment Strategies

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the "Glossary of Certain Investment Risks" for definitions of these risk types.
Investment Techniques

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Fund to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees. Because this strategy may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable at the ordinary income tax rate, it may increase an investor's tax liability.

Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective.

Risks: Opportunity
Hedging Strategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration.	Risks: Correlation and Opportunity
Conventional Securities
Foreign securities. Securities issued by companies whose principal place of business is located outside the U.S. This includes debt instruments denominated in other currencies such as Eurobonds.	Risks: Market, Currency, Transaction, Liquidity, Information and Political
Investment grade bonds. Bonds rated BBB/Baa or higher by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.	Risks: Interest Rate, Market and Credit

Below-investment grade, high-yield bonds. Bonds rated below BBB/Baa or unrated bonds determined by the Fund's Advisor to be of comparable credit quality are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.

Risks: Credit, Market, Interest Rate, Liquidity and Information
Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor has determined the credit quality based on its own research.	Risks: Credit, Market, Interest Rate, Liquidity and Information
Illiquid securities. Securities which cannot be readily sold because there is no active market. High Social Impact Investments are illiquid.	Risks: Liquidity, Market and Transaction
Unleveraged Derivative Securities

Asset-backed securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.

Risks: Credit, Interest Rate and Liquidity
Mortgage-backed securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations ("CMOs").	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate
Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. In the case of writing options, a Fund will write call options only if it already owns the security (if it is "covered").

Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity

Futures contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity

Glossary of Certain Investment Risks
Correlation risk

The risk that when a Fund "hedges," two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash),

and because transactions occur at market prices instead of at net asset value.

Credit risk	The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.
Currency risk

The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund's investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Extension risk

The risk that slower than anticipated prepayments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.
Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's fixed-income securities. When interest rates rise,

the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/ "stripped" coupon securities are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.
Liquidity risk	The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.
Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.
Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.
Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war,

government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that faster than anticipated prepayments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium.

A Fund must also reinvest those assets at the current market rate, which may be lower.

Transaction risk	The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Explanation of Investment Strategies

Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation "FHLMC") are government-sponsored enterprises ("GSEs") that issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively.

Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

ADRs. American Depositary Receipts ("ADRs") are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company's home country. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The Fund may invest in either sponsored or unsponsored ADRs.

CMO and ABS. The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and asset-backed securities ("ABS"). The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or ABS classes with a higher priority of payment.

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery.  The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument.  The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available under "Portfolio Holdings Disclosure" in the Fund's SAI and on the Fund's website.

MANAGEMENT OF FUND INVESTMENTS

About Calvert

Calvert Asset Management Company, Inc. (Calvert), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Fund. Calvert provides the Fund with investment supervision and management and office space, furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of December 31, 2009, Calvert was the investment advisor for 54 mutual fund portfolios and had over $14 billion in assets under management.

Portfolio Management

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Advisor of the Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a "Portfolio Manager"). The Fund's SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the Fund.

Calvert Income Fund
Calvert Asset Management Company, Inc.

See "About Calvert" above.

Gregory Habeeb and Michael Abramo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Mr. Habeeb has been the Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997. Mr. Habeeb has over 27 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager
Michael Abramo	Mr. Abramo has been a member of the Taxable Fixed Income Team since 1999. Mr. Abramo became a Portfolio Manager for this Fund in March 2008.	Co-Portfolio Manager

Advisory Fees

The table below shows the aggregate annual advisory fee paid by the Fund for the most recent fiscal year as a percentage of the Fund's average daily net assets. The advisory fee does not include administrative fees.
Fund	Advisory Fee
Calvert Income Fund	0.39%

A discussion regarding the basis for the approval by the Fund's Board of Trustees of the investment advisory agreement and any applicable subadvisory agreement with respect to the Fund is available in the most recent Semi-Annual Report of the Fund covering the fiscal period that ends on March 31 each year.

SHAREHOLDER INFORMATION

HOW TO OPEN AN ACCOUNT

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 402(b) plans and 529 college savings plans.

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange ("NYSE") is open and the Fund is open but check purchases and electronic funds transfers (i.e., bank wires and ACH funds transfers) cannot be received because the banks and post offices are closed.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, each Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Through your Broker/Dealer

Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. ET) on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Distribution and Service Fees

The Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. See "Method of Distribution" in the Fund's SAI for further discussion of these services. Because these fees are paid out of the Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The table below shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year unless otherwise indicated. Fees payable under the distribution plan may be increased to the maximum amount only after approval by the Fund's Board of Trustees. The fees are based on average daily net assets by Class.
Maximum Payable under Plan	Amount Actually Paid
0.75%	0.50%

Arrangements with Broker/Dealers

Calvert Distributors, Inc. ("CDI"), the Fund's distributor, pays broker/dealers an ongoing service fee while you own shares of the Fund's Class R shares (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). Class R shares pay broker/dealers a service fee of 0.25% and additional compensation of 0.25% for a total annual percentage rate of 0.50%. These fees begin to accrue in the first month after purchase.

CDI may pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker/dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates.

HOW SHARES ARE PRICED

The price of shares is based on the Fund's NAV. The NAV is computed by adding the value of the Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If the Fund has more than one class of shares, the NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). The Fund is open for business each day the NYSE is open.

The Fund may hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. This Fund does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the oversight of the Board of Trustees and pursuant to the Fund's valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security.

Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to the Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors may change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See "Request in Good Order" below.

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in "good order." This means that your request must include:

  The Fund name and account number.
  The amount of the transaction (in dollars or shares).
  Signatures of all owners exactly as registered on the account (for mail requests).
  Signature guarantees (if required).*
  Any supporting legal documentation that may be required.
  Any outstanding certificates representing shares to be redeemed.

* For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information.

Purchase and Redemption of Shares through a Financial Intermediary

The Fund has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund's behalf. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, receives the order in good order. The customer orders will be priced at the Fund's NAV next computed after they are received by an authorized broker/dealer or the broker/dealer's authorized designee.

How to Sell Shares

Please contact your recordkeeper or plan administrator in order to sell shares from your retirement plan.

Redemption Fee

In its effort to detect and prevent market timing, the Fund charges a 2% redemption fee on redemptions, including exchanges, within seven (7) days of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under "Other Calvert Features/Policies -- Market Timing Policy" below. In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

For those shares to which the Fund's redemption fee policy is applicable, the redemption fee will only be waived in the following circumstances:

  Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.
  Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
  The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Code.
  Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees.
  Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.
  Redemption of shares purchased with reinvested dividends or capital gain distributions.
  Shares transferred from one retirement plan to another in the same Fund.
  Shares redeemed as part of a retirement plan termination or restructuring.
  Redemption of shares of the Fund held as a default investment option in a retirement plan.
  Exchange or redemption transactions by an account that the Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that does not have the systematic capability of assessing the redemption fee at the individual or participant account level. For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund's Transfer Agent.

In order to determine your eligibility for a redemption fee waiver, it may be necessary to notify your broker/dealer or the Fund of the qualifying circumstances and to provide any applicable supporting documentation.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts. There are no assurances that intermediaries will properly assess the fee.

OTHER CALVERT FEATURES / POLICIES

Exchanges

Shares may only be exchanged for Class R shares of another Calvert Fund, when available.

Market Timing Policy

In general, the Calvert Funds are designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, each Fund's Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Fund, which may require you to pay a redemption fee, as described under "How to Sell Shares - Redemption Fee" in this Prospectus. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of any Fund through a service provider, such as a broker/dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Trustees. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. As a result, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund's Board of Trustees. The Board of Trustees of each Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of any Fund through an omnibus account if the service provider's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund's Board of Trustees. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

As stated under "How to Sell Shares" in this Prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account:

  does not have the systematic capability of assessing the redemption fee at the individual or participant account level, or as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee.

If a significant percentage of a Fund's shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.

Each Fund and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CDI also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice) or withdraw all or any part of the offering made by this Prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund Prospectuses and Annual and Semi-Annual Reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and Semi-Annual and Annual Reports. Call Calvert client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Dividends, Capital Gains, And Taxes

The Fund pays dividends from its net investment income on a monthly basis. Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested. Dividends and capital gains distributed by the Fund to tax-deferred retirement plan accounts are not subject to current taxation, but will accumulate in the account under the plan on a tax-deferred basis.

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions taken from a retirement plan account are taxable as ordinary income.

Please see your tax adviser for more information.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Fund's fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been derived from the Fund's financial statements, which were audited by KPMG LLP. Their report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

Calvert Income Fund
Financial Highlights
		Periods Ended
	September 30,	September 30,	September 30,
Class R Shares	2009	2008 (z)	2007 #(z)
Net asset value, beginning	$15.25	$16.75	$16.78
Income from investment operations
Net investment income	.58	.71	.51
Net realized and unrealized gain (loss)	.27	(1.23)	.09
Total from investment operations	.85	(.52)	.60
Distributions from
Net investment income	(.57)	(.70)	(.63)
Net realized gain	(.05)	(.28)	--
Total distributions	(.62)	(.98)	(.63)
Total increase (decrease) in net asset value	.23	(1.50)	(.03)
Net asset value, ending	$15.48	$15.25	$16.75

Total return*	6.05%	(3.33%)	3.66%
Ratios to average net assets: A
Net investment income	4.06%	4.44%	4.41% (a)
Total expenses	1.51%	1.78%	10.44% (a)
Expenses before offsets	1.48%	1.47%	1.48% (a)
Net expenses	1.47%	1.47%	1.47% (a)
Portfolio turnover	793%	982%	814%
Net assets, ending (in thousands)	$11,571	$6,179	$1,304

NOTES TO FINANCIAL HIGHLIGHTS

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

# From October 31, 2006, inception.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

Performance and Prices:
www.calvert.com
24 hours, 7 days a week

Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

Principal underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund, including a description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for the Fund is incorporated into this Prospectus by reference.

The Fund's portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. The Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Fund by contacting your financial professional, or the Fund at:

Calvert Group, Ltd.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745

The Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert's website at the following Internet address:
www.calvert.com

You can review and copy information about the Fund (including its SAI) at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act file: No. 811- 3416 The Calvert Fund (Calvert Income Fund)

Printed on recycled paper using soy inks


Calvert Signature Strategies™ Sustainable and Socially Responsible Equity Funds	Calvert Investments™ A UNIFI Company

THE CALVERT FUND
Calvert New Vision Small Cap Fund
4550 Montgomery Avenue, Bethesda, Maryland 20814

STATEMENT OF ADDITIONAL INFORMATION

January 31, 2010

Class (Ticker)

A  (CNVAX)               B  (CNVBX) )               C  (CNVCX) )               I  (CVSMX)

New Account Information:	(800) 368-2748 (301) 951-4820	Client Services:	(800) 368-2745
Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

            This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the SAI in conjunction with the Fund's Prospectus dated January 31, 2010. The Fund's audited financial statements included in its most recent Annual Report to Shareholders are expressly incorporated by reference and made a part of this SAI. The Fund's Prospectus and the most recent shareholder report may be obtained free of charge by writing the Fund at the above address, calling the Fund at 800-368-2745, or by visiting our website at www.calvert.com.

Supplemental Information on Principal Investment Policies and Risks	2
Non-Principal Investment Policies and Risks	2
Additional Risk Disclosure	9
Investment Restrictions	9
Dividends, Distributions, and Taxes	10
Net Asset Value	11
Calculation of Total Return	12
Purchase and Redemption of Shares	14
Trustees and Officers	14
Investment Advisor and Subadvisor	20
Portfolio Manager Disclosure	21
Administrative Services Agent	23
Method of Distribution	24
Transfer and Shareholder Servicing Agents	25
Portfolio Transactions	26
Portfolio Holdings Disclosure	27
Personal Securities Transactions	29
Proxy Voting Disclosure	30
Process for Delivering Shareholder Communications to the Board of Trustees	30
Independent Registered Public Accounting Firm and Custodian	30
General Information	30
Control Persons and Principal Holders of Securities	31
Fund Service Providers	32
Appendix A -- Global Proxy Voting Guidelines Appendix B -- Corporate Bond & Commercial Paper Ratings

SUPPLEMENTAL INFORMATION ON PRINCIPAL INVESTMENT POLICIES AND RISKS

Small-Cap Issuers

            The securities of small-cap issuers may be less actively traded than the securities of larger-cap issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies.

            Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely known securities, and they tend to have a relatively higher percentage of insider ownership.

            Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Small-cap issuers may have limited product lines, markets, or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

            The small-cap issuers in which the Fund invests may include some micro-cap securities. The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities. Micro-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

Real Estate Investment Trusts

            The Fund may make investments related to real estate, including real estate investment trusts ("REITs"). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in the value of neighborhoods; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs, which own real estate properties, may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs, which make construction, development, and long-term mortgage loans, may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified, and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act"). If an issuer of debt securities collateralized by real estate defaults, REITs could end up holding the underlying real estate. REITs also have expenses themselves that are ultimately paid by the shareholder.

Foreign Securities

            Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may only purchase foreign securities represented by American Depository Receipts ("ADRs"). ADRs are United States ("U.S.") dollar-denominated and traded in the U.S. on exchanges or over-the-counter, and can be either sponsored or unsponsored. The company sponsoring the ADR is subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Less information is normally available on unsponsored ADRs. By investing in ADRs rather than directly in foreign issuers' stock, the Fund may possibly avoid some currency and some liquidity risks. However, the value of the foreign securities underlying the ADR may still be impacted by currency fluctuations. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.

Short-Term Instruments

            Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit, bankers' acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar instruments; (iii) commercial paper; (iv) repurchase agreements; (v) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Advisor or Subadvisor, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund; and (vi) money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Temporary Defensive Positions

            For temporary defensive purposes -- which may include a lack of adequate purchase candidates or an unfavorable market environment -- the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements. The Fund's investments in temporary defensive positions are generally not FDIC insured, even though a bank may be the issuer.

Repurchase Agreements

            The Fund may invest up to 10% of its net assets in repurchase agreements, except that investments in repurchase agreements may exceed this limit for temporary defensive purposes. Repurchase agreements are arrangements under which the Fund buys a security, and the seller simultaneously agrees to repurchase the security at a mutually agreed-upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income. The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement.

            Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Trustees. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.

            While an underlying security may mature after one year, repurchase agreements are generally for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements

            The Fund may invest up to 10% of its net assets in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income expected to be earned on the obligation in which the Fund plans to invest the proceeds exceeds the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Fund does not intend to borrow for leverage purposes. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

            During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities at least equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

            The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Trustees.

High Social Impact Investments

            The High Social Impact Investments program targets a percentage of a Fund's assets to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development and economic and social development of urban and rural communities. These investments may be either debt or equity investments and are illiquid. High Social Impact debt investments are unrated and are deemed by the Advisor to be the equivalent of below-investment grade, high-yield debt securities - that is, lower quality debt securities (generally those rated BB or lower by Standard & Poor's Rating Services ("S&P") or Ba or lower by Moody's Investor Service, Inc. ("Moody's"), known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. Rather than earning a higher rate, as would be expected to compensate for the higher risk (i.e., lower credit quality), they earn a rate of return that is lower than the then-prevailing market rate. There is no secondary market for these securities.

            The Fund may make its High Social Impact Investments through the purchase of notes issued by the Calvert Social Investment Foundation, a non-profit organization, legally distinct from the Fund and Calvert Group, Ltd., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. The Foundation prepares its own careful credit analysis to attempt to identify those community development issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur. The Fund may also invest directly in high social impact issuers.

Illiquid Securities

            The Fund may not purchase illiquid securities if 15% or more of the value of its net assets would be invested in such securities. The Advisor will monitor the amount of illiquid securities in the Fund, under the supervision of the Board, to ensure compliance with the Fund's investment restrictions.

            Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of the securities, and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices.

            Notwithstanding the above, the Fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the Securities Act. This rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the Securities Act. If the Board determines, based upon a continuing review of Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Board has adopted guidelines as part of the pricing procedures and delegated to the Advisor the daily function of determining the liquidity of restricted securities. The Board retains sufficient oversight and is ultimately responsible for the determinations.

            Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Fund's Board.

Below-Investment Grade, High-Yield Debt Securities

            Below-investment grade, high-yield debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix B to this SAI for a description of the ratings.) The Fund considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization (NRSRO), or is an unrated security of comparable quality as defined by the Advisor or Subadvisor. Below-investment grade, high-yield debt securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

            The quality limitation set forth in the Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Exchange-Traded Funds ("ETFs")

            ETFs are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange), but whose underlying assets are stocks selected to track a particular index. Therefore, an ETF can track the performance of an index in much the same way as a traditional indexed mutual fund. But unlike many traditional investment companies, which are only bought and sold at closing net asset values, ETFs are tradable in the secondary market on an intra-day basis, and are redeemed principally in-kind at each day's next calculated net asset value.  Although there can be no guarantee that an ETF's intra-day price changes will accurately track the price changes of the related index, ETFs benefit from an in-kind redemption mechanism that is designed to protect ongoing shareholders from adverse effects on the ETFs that could arise from frequent cash creation and redemption transactions. Moreover, in contrast to conventional indexed mutual funds where redemptions can have an adverse tax impact on shareholders because of the need to sell portfolio securities (which sales may generate taxable gains), the in-kind redemption mechanism of the ETFs generally will not lead to a tax event for the ETF or its ongoing shareholders.

            The Fund may purchase shares of other ETFs for the limited purpose of managing the Fund's cash position consistent with the Fund's applicable benchmark. For example, an ETF may be purchased if the Fund has excess cash and it may be held until the Advisor and/or Subadvisor decides to make other permissible investments. Similarly, if the Fund should receive a large redemption request, the Fund could sell some or all of an ETF position to lessen the exposure to the market. The sustainable and socially responsible investment criteria of the Fund will not apply to an investment in an ETF or to any of the individual underlying securities held by the ETF. Accordingly, the Fund could have indirect exposure to a company that does not meet the Fund's sustainable and socially responsible investment criteria and that could therefore not be purchased directly by the Fund. ETF investments, however, (i) will not constitute a direct ownership interest in any security that does not meet applicable sustainable and socially responsible investment criteria, (ii) will be limited to the amount of net cash available, which, in general, is not expected to be a material portion of the Fund and (iii) will be used principally to help reduce deviations from the Fund's benchmark.

            Some of the risks of investing in ETFs are similar to those of investing in an indexed mutual fund, including (i) market risk (the risk of fluctuating stock prices in general), (ii) asset class risk (the risk of fluctuating prices of the stocks represented in the ETF's index), (iii) tracking error risk (the risk of errors in matching the ETF's underlying assets to the index), (iv) industry concentration risk (the risk of the stocks in a particular index being concentrated in an industry performing poorly relative to other stocks) and (v) the risk that since an ETF is not actively managed it cannot sell poorly performing stocks as long as they are represented in the index. In addition, ETFs may trade at a discount from their net asset value and because ETFs operate as open-end investment companies, closed-end investment companies or unit investment trusts, they incur fees that are separate from the fees incurred directly by the Fund. Therefore, the Fund's purchase of an ETF results in the layering of expenses, such that Fund shareholders indirectly bear a proportionate share of any operating expenses of the ETF.

Derivatives

            The Fund may use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Fund can use these practices either as substitution or as protection against an adverse move in the Fund to adjust the risk and return characteristics of the Fund. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options and Futures Contracts

            The Fund may purchase put and call options and write covered call options and secured put options on securities which meet the Fund's sustainable and socially responsible investment criteria, and may employ a variety of option combination strategies. The Fund may also engage in the purchase and sale of futures contracts. In addition, the Fund may write covered call options and secured put options on such futures contracts. The Fund's use of options and futures is described more fully below.

            The Fund may engage in such transactions only for hedging purposes, including hedging the Fund's cash position. It may not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

            Options are typically classified as either American-style or European-style, based on the dates on which the option may be exercised. American-style options may be exercised at any time prior to the expiration date and European-style options may be exercised on the expiration date. Option contracts traded on futures exchanges are mainly American-style, and options traded over-the-counter are mainly European-style.

            The value of an option will fluctuate based primarily on the time remaining until expiration of the option, known as the option's time value, and the difference between the then-prevailing price of the underlying security and the option's exercise price. This difference, known as the option's intrinsic value, determines whether an option is in-the-money, at-the-money or out-of-the-money at any point in time. If there is an existing secondary market for an option, it can be closed out at any time by the Fund for a gain or a loss. Alternatively, the holder of an in-the-money American-style option may exercise the option at any time prior to the expiration date, while the holder of an in-the-money European-style option must wait until the expiration date to exercise the option. Options that expire out-of-the-money are worthless resulting in a loss of the entire premium paid.

            Other principal factors that affect the market value of an option include supply and demand, interest rates and the current market price and price volatility of the underlying security.

Purchasing Options. The Fund will pay a premium (plus any commission) to purchase an option. The premium reflects the total of the option's time value and intrinsic value. The purchaser of an option has a right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security at the exercise price and has no obligation after the premium has been paid.

            Call Options. The purchase of a call option on a security is similar to taking a long position because the value of the option generally increases as the price of the underlying security increases. However, in the event that the underlying security declines in value, losses on options are limited to the premium paid to purchase the option. Although a call option has the potential to increase in value from higher prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option's time value or other valuation factors. The Fund may only buy call options to hedge its available cash balance, to limit the risk of a substantial increase in the market price of a security which a Fund intends to purchase, or to close an outstanding position that resulted from writing a corresponding call option. Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs. The Fund may purchase securities by exercising a call option solely on the basis of considerations consistent with the investment objectives and policies of the Fund.

            Put Options. The purchase of a put option on a security is similar to taking a short position (selling a security that you do not own) in that security because the value of the option generally increases as the value of the underlying security decreases. However, in the event that the underlying security increases in value, losses on the option are limited to the premium paid to purchase the option. Although a put option has the potential to increase in value from lower prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option's time value or other valuation factors. The Fund may purchase put options to protect its portfolio securities against the risk of declining prices or to close an outstanding position that resulted from writing a corresponding put option. Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing Options. The Fund may write certain types of options. Writing options means that the Fund is selling an investor the right, but not the obligation, to purchase (in the case of a call option) or to sell (in the case of a put option) a security or index at the exercise price in exchange for the option premium. The writer of an option has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security and has no rights other than to receive the premium. Writing options involves more risk than purchasing options because a writer of an option has the potential to realize a gain that is limited to the value of the premium (less any commission) and takes on potentially unlimited risk from increases in the price of the underlying security, in the case of a call option, and the risk that the underlying security may decline to zero, in the case of a put option (which would require the writer of the put option to pay the exercise price for a security that is worthless). Accordingly, the Fund may only write covered call options and secured put options, which mitigate these substantial risks. A call option is deemed "covered" if the Fund owns the security. A put option is deemed "secured" if the Fund has segregated cash or securities having an aggregate value equal to the total purchase price the Fund will have to pay if the put option is exercised.

            Call Options.   If the Fund writes a call option on a security it will receive the option premium (less any commission), which helps to mitigate the effect of any depreciation in the market value of that security. However, because the Fund is obligated to sell that security at the exercise price, this strategy also limits the Fund's ability to benefit from an increase in the price of the security above the exercise price.

            The Fund may write covered call options on securities. This means that so long as a Fund is obligated as the writer of a call option, the Fund will own the underlying security. The Fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Fund to forego future appreciation of the securities covered by the option. The Fund's turnover may increase through the exercise of a call option that it has written; this may occur if the market value of the underlying security increases and the Fund has not entered into a closing purchase transaction. When a Fund writes a covered call option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains below the exercise price.

            Put Options.  The Fund that writes a put option on a security will receive the option premium (less any commission), which effectively reduces the Fund's acquisition cost for that security.  The Fund that is contemplating an investment in a security but that is uncertain about its near-term price trajectory could write a put option on a security; the premium will provide the Fund with a partial buffer against a price increase, while providing the fund with an opportunity to acquire the security at the lower exercise price.  However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price). Accordingly, this strategy may result in unexpected losses if the option is exercised against the Fund at a time when the price of the security has declined below the exercise price by more than the amount of the premium received.

            The Fund may only write secured put options, which requires the fund to segregate cash or securities, through its custodian, having a value at least equal to the exercise price of the put option.  If the value of the segregated securities declines below the exercise price of the put option, the Fund will have to segregate additional assets. When a Fund writes a secured put option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.

Exchange-Traded Options. The Fund may purchase and write put and call options in standard contracts traded on national securities exchanges on securities of issuers which meet the Fund's sustainable and socially responsible investment criteria. Options exchanges may provide liquidity in the secondary market. Although the Fund intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. The absence of a liquid market might prevent the Fund from closing an options position, which could impair the Fund's ability to hedge effectively. The inability to close out a written option position may have an adverse effect on the Fund's liquidity because it may be required to hold the securities covering or securing the option until the option expires or is exercised.

            The information provided above under "Purchasing Options" and "Writing Options" is applicable to exchange-traded options.

Futures Transactions. The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor and/or Subadvisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.

            A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. In most cases the contracts are closed out before the settlement date without making or taking delivery of securities. Upon buying or selling a futures contract, a Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if the security underlying the futures position becomes less valuable and entitled to receive such payments if the futures position becomes more valuable.

            The Fund can use these practices only for hedging purposes and not for speculation or leverage. If the Advisor and/or Subadvisor judge market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

            Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As a series of a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts.    The Fund may purchase put or call options, write secured put options or write covered call options on futures contracts that the Fund could otherwise invest in and that are traded on a U.S. exchange or a board of trade.  The Fund may also enter into closing transactions with respect to such options to terminate an existing position.

            The Fund may only invest in options on futures contracts to hedge its portfolio securities or its available cash balance and not for speculation or leverage purposes.

            The information provided above under "Purchasing Options" and "Writing Options" is applicable to options on futures contracts, except that references therein to securities should instead refer to futures contracts.

Additional Risks of Options and Futures Contracts. If the Fund has sold futures or takes options positions to hedge against a decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where the Fund has sold futures or taken options positions to hedge against a decline in the market, the price of the futures contract may advance and the value of the portfolio securities in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities.

            The Fund can close out futures positions and options on futures in the secondary market only on an exchange or board of trade. Although the Fund intend to purchase or sell only such futures, and purchase or write such options, for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract or option at any particular time. This might prevent the Fund from closing a futures position or an option on a futures contract, which could require the Fund to make daily margin payments in the event of adverse price movements. If the Fund cannot close out an option position, it may be required to exercise the option to realize any profit or the option may expire worthless.

Lending Portfolio Securities

            The Fund may lend portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, provided the value of the securities loaned will not exceed 33 1/3% of the total assets. However, the Fund does not currently intend to lend its portfolio securities.

            Any such loan must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate any such loan upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities, including social responsibility matters.

            The advantage of a securities loan is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.

            Securities loans are usually made to broker/dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the Advisor and/or Subadvisor deem creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

ADDITIONAL RISK DISCLOSURE

Recent Events in the Financial Markets

            Since 2008 the United States and other countries have experienced significant disruptions to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the Fund may invest. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

            This instability in the financial markets has led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objectives.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

            The Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

(1) The Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

(2) The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).

(3) The Fund may not issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Fund's total assets (including the amount borrowed).

(4) The Fund may not underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

(5) The Fund may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.

(6) The Fund may not lend any security or make any loan, including engaging in repurchase agreements, if, as a result, more than 33 1/3% of the Fund's total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

Under current law, a diversified investment company, with respect to 75% of its total assets, can invest no more than 5% of its total assets in securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer.

Under the interpretation of the Securities and Exchange Commission ("SEC") staff, "concentrate" means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry or group of industries.

The Fund may invest up to 10% of its net assets in reverse repurchase agreements.

Under current law a Fund may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Fund may underwrite securities to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in selling a portfolio security.

Nonfundamental Investment Restrictions

            The Board of Trustees has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) The Fund will invest, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in small-cap companies.

(2) The Fund will not make any purchases of securities if borrowing exceeds 5% of total assets.

(3) The Fund may not purchase illiquid securities if 15% or more of the Fund's net assets would be invested in such securities.

(4) The Fund may not make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts and options on futures contracts.

(5) The Fund may not enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund's net assets.

(6) The Fund may not purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund's total assets.

(7) The Fund may not invest more than 35% of its total assets in cash or cash equivalents.

(8) With respect to Fundamental Investment Restriction (3) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the Fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of its total assets.

            With respect to the Fund, except for the liquidity and borrowing restrictions, any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

            The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

            Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. As of September 30, 2009, the Fund had capital loss carryforwards of $17,474,859.

            Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.

            The Fund is required to withhold 28% of any reportable dividends and long-term capital gain distributions paid and 28% of each reportable redemption transaction if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

            In addition, the Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Fund: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.

            Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

            Dividends paid by the Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert. In addition, for individual investors who meet certain holding period requirements, some dividends may be identified as "qualified dividend income" and be eligible for the reduced federal tax rate.

NET ASSET VALUE

            The public offering price of the shares of the Fund is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset value per share of the Fund is determined by dividing the total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares of the Fund outstanding. Expenses are accrued daily, including the investment advisory fee. The net asset value of the Fund fluctuates based on the respective market value of the Fund's investments. The net asset value per share of the Fund is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In calculating net asset value, the Fund follows standard industry practice by recording security transactions and their valuations on the business day following the security transaction trade date. This practice is known as "trade date plus one" or "T + 1 accounting". Thus, changes in holdings of portfolio securities are reflected in the first calculation of net asset value on the first business day following the trade date, as permitted by applicable law. Security transactions for money market instruments are recorded on the trade date.

            Below is a specimen price-make-up sheet showing how the Fund calculates the total offering price per share.

Net Asset Value and Offering Price Per Share, as of September 30, 2009
Net asset value per share
Class A net asset value per share
($62,621,522 / 5,172,904 shares)	$12.11
Maximum sales charge, Class A
(4.75% of offering price)	$0.60
Offering price per share, Class A	$12.71

Class B net asset value and offering price per share
($4,697,701 / 444,529 shares)	$10.57

Class C net asset value and offering price per share
($7,205,872 / 669,802 shares)	$10.76

Class I net asset value and offering price per share
($8,539,860 / 654,827 shares)	$13.04

CALCULATION OF TOTAL RETURN

            The Fund may advertise its "total return." Total return is calculated separately for each class of the Fund. Total return differs from yield in that yield figures measure only the income component of the Fund's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return is computed per class by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. Note: "Total Return" as quoted in the Financial Highlights section of the Fund's Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" (or "w/o max load" or "at NAV") as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

            Total return before taxes is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

            Total return after taxes on distributions is computed according to the following formula:

P(1+T)n = ATVD

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distribution); n = number of years and ATVD = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.

            Total return after taxes on distributions and sale of Fund shares is computed according to the following formula:

P(1+T)n = ATVDR

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions and redemption); n = number of years and ATVDR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions and redemption.

            Total return is historical in nature and is not intended to indicate future performance. All total return quotations, including returns after taxes, reflect the deduction of the maximum sales charge ("return with maximum load"), except quotations of return "without maximum load" (or "without CDSC" or "at NAV") which do not deduct a sales charge. Return without maximum load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for return with maximum load, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Class I shares do not have a sales charge.

            In the table below, after-tax returns are shown only for Class A shares. In addition, the standardized total return for Class I shares of the Fund is "linked" to the Class A total return for the periods January 18, 2002 through January 30, 2003, and March 12, 2003 through July 31, 2003 because there were no shareholders in Class I for these periods. In the table below, performance results for these periods are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

            Returns for the Fund's shares for the periods indicated are as follows:

New Vision Small Cap*
Before Taxes

Periods Ended	Class A		Class B		Class C		Class I
September 30, 2009	Total Return		Total Return		Total Return		Total Return
	With	Without	With	Without	With	Without
	Maximum Load		CDSC		CDSC
One Year	-16.15%	-11.94%	-17.63%	-13.29%	-13.82%	-12.94%	-11.17%
Five Years	-6.71%	-5.80%	-7.00%	-6.82%	-6.64%	-6.64%	-5.05%
Ten Years	0.97%	1.46%	0.41%	0.41%	0.59%	0.59%	2.37%
Since Inception**	-0.06%	0.33%	-1.35%	-1.35%	-0.49%	-0.49%	3.26%
After Taxes on Distributions
Periods Ended	Class A
September 30, 2009	Total Return
With Maximum Load
One Year	-16.15%
Five Years	-7.08%
10 Years	0.35%
After Taxes on Distributions and Sale of Fund Shares
Periods Ended	Class A
September 30, 2009	Total Return
With Maximum Load
One Year	-10.50%
Five Years	-5.54%
10 Years	0.61%

* Performance for Class I shares is "linked" to Class A shares because there were no Class I shareholders of the Fund from 1/18/02 through 1/30/03 and from 3/12/03 through 7/31/03, as indicated above.
**	(January 31, 1997, for Class A and Class C) (April 1, 1998, for Class B) (March 1, 1999 for Class I)

            Total return, like net asset value per share, fluctuates in response to changes in market conditions. Total return for any particular time period should not be considered an indication of future return.

PURCHASE AND REDEMPTION OF SHARES

            The Fund has authorized one or more broker/dealers to receive on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, receives the order in good order. The customer orders will be priced at the Fund's Net Asset Value next computed after they are received by an authorized broker/dealer or the broker/dealer's authorized designee.

            The Fund has no arrangement with any person to permit frequent purchases and redemptions of Fund shares.

            Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person. No certificates will be issued for fractional shares.

            The Fund has filed a notice of election under Rule 18f-1 with the SEC. The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the net asset value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash.) The notice of election is irrevocable while Rule 18f-1 is in effect unless the SEC permits the withdrawal of such notice.

            See the prospectus for more details on purchases and redemptions.

TRUSTEES AND OFFICERS

            The Fund's Board of Trustees supervises the Fund's activities and reviews its contracts with companies that provide it with services. Business information is provided below about the Trustees. Independent Trustees refers to those Trustees who are not "interested persons" as that term is defined in the 1940 Act and the rules thereunder.
Name & Age	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years	# of Calvert Portfolios Overseen	Other Directorships
INDEPENDENT TRUSTEES
RICHARD L. BAIRD, JR. AGE: 61	Trustee	1976	President and CEO of Adagio Health Inc. (formerly Family Health Council, Inc.) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	29	None
DOUGLAS E. FELDMAN, M.D. AGE: 61	Trustee	1982	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	12	None
JOHN G. GUFFEY, JR. AGE: 61	Trustee	1976	Treasurer and Director of Silby, Guffey and Co., Inc., a venture capital firm (inactive as of 2003) and President of Aurora Press Inc., a privately held publisher of trade paperbacks.	29	Ariel Funds (3) Calvert Social Investment Foundation Calvert Ventures, LLC
M. CHARITO KRUVANT AGE: 64	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	37	Acacia Federal Savings Bank Summit Foundation The Community Foundation for the National Capital Region
INTERESTED TRUSTEES
BARBARA J. KRUMSIEK* AGE: 57	Trustee & President	1997	President, Chief Executive Officer and Chair of Calvert Group, Ltd.	54	Calvert Social Investment Foundation Pepco Holdings, Inc. Acacia Life Insurance Company (Chair)
D. WAYNE SILBY, Esq.* AGE: 61	Trustee & Chair	1976	Mr. Silby is the founding Chair of the Calvert Funds. He is the Chair-Elect and a principal of Syntao.com, a Beijing-based company promoting corporate social responsibility. He was an officer and director of Silby, Guffey and Co., Inc., a venture capital firm (inactive as of 2003).	29	UNIFI Mutual Holding Company Calvert Social Investment Foundation Grameen Foundation USA Studio School Fund Syntao.com China The ICE Organization
Name & Age	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years
OFFICERS
KAREN BECKER AGE: 57	Chief Compliance Officer	2005	Chief Compliance Officer for the Calvert Funds. In March 2009, Ms. Becker also became Head of the Securities Operations Department for Calvert Asset Management Company, Inc.
SUSAN WALKER BENDER, Esq. AGE: 51	Assistant Vice President & Assistant Secretary	1988	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd.
JENNIFER BERG AGE: 36	Assistant Fund Controller	2009	Fund Administration Manager for Calvert Group Ltd.
THOMAS DAILEY AGE: 45	Vice President	2004	Vice President of Calvert Asset Management Company, Inc.
IVY WAFFORD DUKE, Esq. AGE: 41	Assistant Vice President & Assistant Secretary	1996	Assistant Vice President, Assistant Secretary and Deputy General Counsel of Calvert Group, Ltd., and Chief Compliance Officer for Calvert Asset Management Company, Inc. and Calvert Distributors, Inc.
TRACI L. GOLDT AGE: 36	Assistant Secretary	2004	Executive Assistant to General Counsel, Calvert Group, Ltd.
GREGORY G. HABEEB AGE: 59	Vice President	2004	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA AGE: 45	Assistant Treasurer	2000	Tax Compliance Manager of Calvert Group, Ltd.
LANCELOT A. KING, Esq. AGE: 39	Assistant Vice President & Assistant Secretary	2002	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd.
EDITH LILLIE AGE: 53	Assistant Secretary	2007	Assistant Secretary (since 2007) and Regulatory Matters Manager of Calvert Group, Ltd.
AUGUSTO DIVO MACEDO, Esq. AGE: 47	Assistant Vice President & Assistant Secretary	2007

Assistant Vice President, Assistant Secretary, and Associate Counsel Compliance of Calvert Group, Ltd. Prior to joining Calvert in 2005, Mr. Macedo served as 2nd Vice President at Acacia Life Insurance Company and The Advisors Group, Acacia's broker-dealer and federally registered investment adviser.

JANE B. MAXWELL, Esq. AGE: 57	Assistant Vice President & Assistant Secretary	2005	Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd.
ANDREW K. NIEBLER, Esq. AGE: 42	Assistant Vice President & Assistant Secretary	2006

Assistant Vice President, Assistant Secretary & Associate General Counsel of Calvert Group, Ltd.  Prior to joining Calvert in 2006, Mr. Niebler was an associate with Cleary, Gottlieb, Steen & Hamilton LLP.

CATHERINE P. ROY AGE: 53	Vice President	2004	Senior Vice President of Calvert Asset Management Company, Inc.
WILLIAM M. TARTIKOFF, Esq. AGE: 62	Vice President & Secretary	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
NATALIE TRUNOW AGE: 42	Vice President	2008

Senior Vice President of Calvert Asset Management Company, Inc., and Chief Investment Officer - Equities. Prior to joining Calvert in August 2008, Ms. Trunow was the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

RONALD M. WOLFSHEIMER, CPA AGE: 57	Treasurer	1979	Senior Vice President and Chief Financial and Administrative Officer of Calvert Group, Ltd.
MICHAEL V. YUHAS JR., CPA AGE: 48	Fund Controller	1999	Vice President of Fund Administration of Calvert Group, Ltd.

* Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Fund's Advisor and certain affiliates. Mr. Silby is an interested person of the Fund since he is a Director of the parent company of the Fund's Advisor.

            The address of Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, with the exception of Mr. Silby, whose address is 1715 18th Street, N.W., Washington, DC 20009. Trustees and Officers as a group own less than 1% of any class of the Fund's outstanding shares.

            The Board of Trustees has two standing Committees:

    Governance Committee - Addresses matters of fund governance, including policies on Trustee compensation and Board and Committee structure and responsibilities; the functions of the Governance Committee of the Board also include those of a Nominating Committee, e.g., initiation and consideration of nominations for the appointment or election of independent Trustees of the Board. This Committee met four times in the past fiscal year. The current members of this Committee are Ms. Kruvant and Messrs. Baird, Feldman, and Guffey.

    Audit Committee - Approves and recommends to the Board independent public accountants to conduct the annual audit of the Fund's financial statements; reviews with the independent public accountants the outline, scope, and results of the annual audit; and reviews the performance and fees charged by the independent public accountants for professional services. In addition, the Audit Committee meets with the Fund's independent public accountants and representatives of Fund management to review accounting activities and areas of financial reporting and control. This Committee met four times in the past fiscal year. The current members of this Committee are Messrs. Baird, Feldman, and Ms. Kruvant.

            The Board of Trustees of the Fund has retained Lipper Analytical Services, Inc. to provide the Board with an independent analysis of investment performance and expenses for each Fund, in connection with the Board's annual consideration of the renewal of the Fund's investment advisory, subadvisory, administrative services, underwriting and shareholder servicing agreements, as required by Section 15(c) of the 1940 Act.

            The Trustees owned shares in the Fund and in all Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2009:
Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Calvert Family of Funds

Independent Trustees
Richard L. Baird, Jr.	$1-$10,000	>$100,000
Douglas E. Feldman, M.D.	$10,001-$50,000	$50,001-$100,000
John G. Guffey, Jr.	$10,001-$50,000	>$100,000
M. Charito Kruvant	$50,001-$100,000	>$100,000

Interested Trustees
Barbara J. Krumsiek	$10,001-$50,000	>$100,000
D. Wayne Silby	$10,001-$50,000	>$100,000

            Trustees not affiliated with the Advisor may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any fund in the Calvert Family of Funds through the Trustees/Directors Deferred Compensation Plan. Management believes this will have a negligible effect on each Fund's assets, liabilities, net assets, and net income per share.

Trustee Compensation Table

The Calvert Fund

            The following table (unaudited numbers) sets forth information describing the compensation of each Trustee for his/her services to the Funds for each Fund's most recent fiscal year ended September 30, 2009, and to all of the portfolios in the Fund Complex. Each portfolio within The Calvert Fund is responsible for a proportionate share of these payments.
Name of Person, Position	Aggregate Compensation From Fund (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Total Compensation From Fund and Fund Complex Paid to Trustees***
Richard L. Baird, Jr.** (Trustee)	$40,282	$20,141	$111,875
Douglas E. Feldman (Trustee)	$42,077	$0	$53,000
John G. Guffey, Jr.** (Trustee)	$32,576	$5,159	$104,625
M. Charito Kruvant** (Trustee)	$42,077	$6,796	$107,750
Arthur J. Pugh**** (Trustee)	$42,077	$0	$107,750
Barbara J. Krumsiek* (Trustee & President)	$0	$0	$0
David R. Rochat**** (Trustee)	$31,986	$31,986	$40,250
D. Wayne Silby, Esq.*, ** (Trustee & Chair)	$31,986	$18,370	$104,750

*Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Advisor and certain affiliates. Mr. Silby is an interested person of the Fund since he is a Director of the parent company of the Advisor.

**Messrs. Baird, Guffey, Silby and Ms. Kruvant have chosen to defer a portion of their compensation. As of September 30, 2009, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $255,893; $356,644; $522,958; and $404,517; for each of them, respectively.

***As of September 30, 2009, the Fund Complex consisted of fifty-four (54) Funds.

****Messrs. Pugh and Rochat resigned from the Board of Trustees effective December 31, 2009, pursuant to the Board's Retirement Policy.

INVESTMENT ADVISOR AND SUBADVISOR

            The Fund's Investment Advisor is Calvert Asset Management Company, Inc., a subsidiary of Calvert Group, Ltd., which is a subsidiary of UNIFI Mutual Holding Company. Under the Investment Advisory Agreement with respect to the Fund, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to the supervision and direction of the Board.

            The Advisor provides the Fund with investment supervision and management, and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Trustees who are employees of the Advisor or its affiliates. The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; fund accounting fees; federal and state securities registration fees; salaries, fees and expenses of Trustees, executive officers and employees of the Fund, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; shareholder meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. As explained in the prospectus fee table footnotes, the Fund has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce Fund expenses. In a Fund where the total annual fund operating expenses are subject to a contractual expense limitation, the Advisor could be deemed to have an incentive to leave greater cash balances at the custodian, since it receives the benefit of any expense offset credit. The Board periodically reviews the balances under the expense offset arrangement.

            Under the Investment Advisory Agreement, the Advisor receives an annual fee, payable monthly, of 0.75% of the Fund's average daily net assets. This investment advisory fee includes the cost of evaluating investments according to a Fund's sustainable and responsible investment. The Advisor reserves the right to (i) waive all or a part of its fee; (ii) reimburse the Fund for expenses; and (iii) pay broker/dealers in consideration of their promotional or administrative services. The Advisor may, but is not required to, waive current payment of its fees, or reimburse expenses of the Fund, except as noted in the Fund's Prospectus. Investment advisory fees are allocated among classes as a Fund-level expense based on net assets.

            The advisory fees paid to the Advisor by the Fund for the fiscal years ended September 30, 2007, 2008, and 2009 were $1,174,713, $884,372, and $563,172, respectively.

Subadvisor

            Bridgeway Capital Management, Inc. ("Bridgeway") is controlled by John Montgomery and his family. The Subadvisor receives a subadvisory fee, paid by New Vision Small Cap Fund. The Investment Subadvisory Agreement between Bridgeway and the Fund provides that Bridgeway is entitled to a base annual fee ("Base Fee"), payable monthly, of 0.50% of the average daily net assets of the Fund.

            The Fund has received an exemptive order to permit it and the Advisor to enter into and materially amend the respective Investment Subadvisory Agreement (entered into with any subadvisor that is not an "affiliated person", as defined in Section 2(a)(3) of the 1940 Act) without shareholder approval. Within 90 days of the hiring of any Subadvisor or the implementation of any material change in the Investment Subadvisory Agreement, the affected Fund will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any material change in the Investment Subadvisory Agreement of the Fund. The Fund will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

PORTFOLIO MANAGER DISCLOSURE

            Additional information about the Fund's Portfolio Manager is provided below.

A. Other Accounts Managed by Portfolio Manager of the Fund

            The following Portfolio Manager of the Fund is also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below. This information includes accounts managed by any group which includes the identified Portfolio Manager. The "Other Accounts" category includes accounts managed in the Portfolio Manager's personal as well as professional capacities.

CALVERT NEW VISION SMALL CAP

Bridgeway:
John Montgomery
Accounts Managed other than Calvert New Vision Small Cap as of September 30, 2009	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	18	0	34
Total Assets in Other Accounts Managed	$2,672,190,664	$0	$233,767,253
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	8	0	8
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$1,691,984,794	$0	$225,901,906

B. Potential Conflicts of Interest in Managing the Fund and Other Accounts

            The following describes material conflicts of interest, which may potentially arise in connection with the management of the Fund's investments by the Portfolio Manager and that individual's simultaneous management of the investments of any other accounts listed in this SAI. See "Other Accounts Managed by Portfolio Manager of the Fund" above.

Bridgeway:
John Montgomery

            Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. Set forth below is a description of material conflicts of interest that may arise in connection with a portfolio manager who manages multiple funds and/or other accounts:

  The management of multiple funds and/or other accounts may result in a portfolio manager devoting varying periods of time and attention to the management of each fund and/or other account. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The Subadvisor believes this problem may be significantly mitigated by its use of quantitative models, which drive stock picking decisions of its actively managed funds.

  If a portfolio manager identifies an investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. Accordingly, the Subadvisor has developed guidelines to address the priority order in allocating investment opportunities.

  At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds or other accounts for which he exercises investment responsibility, or may decide that certain of the funds or other accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or other accounts, which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other funds or accounts.

  With respect to securities transactions for the Fund, the Subadvisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. The Subadvisor may place separate, non-simultaneous, transactions for the Fund and another mutual fund or account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other mutual fund or account. The Subadvisor seeks to mitigate this problem through a random rotation of order in the allocation of executed trades.

  With respect to securities transactions for the Fund, the Subadvisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Subadvisor may be limited by the client with respect to the selection of brokers. In these cases, the Subadvisor or its affiliates may place separate, non-simultaneous, transactions for the Fund and another mutual fund or account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other mutual fund or account.

  The appearance of a conflict of interest may arise where the Subadvisor has an incentive, such as a performance based management fee or other differing fee structure, which relates to the management of one fund or other account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

            The Subadvisor has adopted certain compliance policies and procedures that are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which an actual or potential conflict may arise.

C. Compensation of Portfolio Manager of the Fund

            Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by the Portfolio Manager from the Fund, the Advisor or Subadvisor of the Fund, or any other sources with respect to management of the Fund, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI. See "Other Accounts Managed by Portfolio Manager of the Fund" above.

Bridgeway:
John Montgomery
Compensation with Respect to Management of Calvert New Vision Small Cap and Other Accounts as of September 30, 2009
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Bridgeway

A function of industry salary rates and individual performance as measured against yearly goals. These goals typically include measures for integrity, communications (internal and external), teamwork, leadership and investment performance of their respective funds.

Bonus	Bridgeway

The bonus portion of compensation also is a function of industry salary rates as well as the overall profitability of the Subadvisor relative to peer companies. The Subadvisor's profitability is primarily affected by a) assets under management, b) management fees, for which some actively managed mutual funds have performance based fees relative to stick market benchmarks, c) operating costs of the Subadvisor and d) because the Subadvisor is an S-corporation, the amount of distributions to be made by the Subadvisor to its shareholders at least sufficient to satisfy the payment of taxes due on the Subadvisor's income that is taxed to its shareholders under Subchapter S of the Internal Revenue Service.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	Bridgeway

All investment management team members participate in long-term incentive programs and owner programs of the Subadvisor. With the exception of John Montgomery, investment team members also participate in an Employee Stock Ownership Program or Phantom Stock Program.

D. Securities Ownership of Portfolio Manager of the Fund

            With respect to the Portfolio Manager identified in the Prospectus, the following information sets forth the Portfolio Manager's beneficial ownership of securities as of September 30, 2009 in the Fund. The securities were valued as of September 30, 2009. (Specified ranges: None; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)
Fund	Firm	Name of Portfolio Manager	Fund Ownership

Calvert New Vision Small Cap	Bridgeway	John Montgomery	None

ADMINISTRATIVE SERVICES AGENT

            Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly (as a percentage of average daily net assets) as follows:

Class A, B, and C	Class I
0.25%*	0.10%

            For fiscal years 2007, 2008, and 2009, the Fund paid $329,949, $225,978, and $143,049, respectively, to CASC in administrative fees.

*Effective March 9, 2008, CASC has agreed to voluntarily waive 0.05% of its administrative fee for Classes A, B, and C, which results in a fee of 0.20% of average daily net assets, contingent upon the continued service of Bridgeway Capital Management, Inc. as Subadvisor to the Fund.

METHOD OF DISTRIBUTION

            Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Fund. CDI is an affiliate of the Fund's Advisor. Under the terms of its underwriting agreement with the Fund, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

            Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted Distribution Plans (the "Plans") which permit the Fund to pay certain expenses associated with the distribution and servicing of its shares. Such expenses may not exceed, on an annual basis, 0.25% of the Fund's Class A average daily net assets. Expenses under the Fund's Class B and Class C Plans may not exceed, on an annual basis, 1.00% of the average daily net assets of Class B and Class C, respectively. Class I does not have a Plan. The Class A Plan reimburses CDI only for expenses it incurs, while the Class B and C Plans compensate CDI at a set rate regardless of CDI's expenses. Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Fund shareholders, compensation to broker/dealers, underwriters, and salespersons, and for Class B, interest and finance charges.

            The Fund's Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such independent Trustees. In establishing the Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders, including possible economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.

            The Plans may be terminated by vote of a majority of the independent Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class of the Fund. If the Fund should ever switch to a new principal underwriter without terminating the Class B Plan, the fee would be prorated between CDI and the new principal underwriter. Any change in the Plans that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Trustees, including a majority of the independent Trustees as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Trustees.

            As noted above, distribution and shareholder servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Plan expenses (paid by the Fund as part of the annual operating expenses). In addition to these payments, the Advisor, CDI and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund. The Advisor, CDI and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms' accounts for their marketing, distribution, and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees. In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program. This list may be changed from time to time. As of December 31, 2009, the Advisor, CDI and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms: Ameriprise Financial Services, Charles Schwab & Co., Inc., CUSO, Fidelity, J.P. Morgan, LPL Financial Services, Marshall & Ilsley, Merrill Lynch, Morgan Stanley Smith Barney, National Financial Services, LLC, Pershing, Prudential, SunGard Institutional Brokerage Inc., Thrivent Financial for Lutherans, UBS Financial Services, Wells Fargo Advisors, and Wells Fargo Investments.

            Where payments are being made to a broker/dealer to encourage sales of Fund shares, the broker/dealer has an incentive to recommend Fund shares to its customers. Neither the Advisor nor the Subadvisor uses Fund brokerage to compensate broker/dealers for the sale of Fund shares.

            The Fund has entered into an agreement with CDI as principal underwriter. CDI makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee and a service fee from the Fund based on the average daily net assets of each class. These fees are paid pursuant to the Fund's Plans. Total Plan Expenses paid to CDI by the Fund for the fiscal year ended September 30, 2009 were $141,735 for Class A, $46,396 for Class B, and $66,256 for Class C. For the fiscal year ended September 30, 2009, the Fund's Plan expenses for Classes A, B, and C were spent for the following purposes:

	Class A	Class B	Class C
Compensation to broker/dealers	$114,363	$0	$62,681
Compensation to sales personnel	$783	$12,018	$0
Advertising	$4,571	$0	$0
Printing and mailing of prospectuses
to other than current shareholders	$1,105	$0	$0
Compensation to underwriters	$0	$0	$3,574
Interest, financing charges	$0	$34,378	$0
Other	$20,913	$0	$0

            Class A shares of the Fund are offered at net asset value plus a front-end sales charge as follows:

Amount of Investment	As a % of offering price	As a % of net amount invested	Allowed to Brokers as a % of offering price

Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%

            CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions) and, for Class A only, the net amount retained by CDI (i.e., not reallowed to dealers), for the last three fiscal years were:

Fiscal Year	2007		2008		2009
Class A	Gross	Net	Gross	Net	Gross	Net
	$77,962	$25,468	$68,895	$25,260	$40,853	$14,989

Class B	$0		$0		$0

Class C	$1,106		$1,150		$445

            Fund Trustees and certain other affiliated persons of the Fund are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Fund. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See the Prospectus for additional share purchase information.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

            Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust Company, N.A., has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

            Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker/dealer data, and preparing and distributing statements to shareholders regarding their accounts.

            For these services, BFDS receives a fee based on the number of shareholder accounts and transactions, while CSSI receives a fee based on the asset class (money market, fixed income and equities) and the resources necessary to support the various services each asset class requires. CSSI may contract with subagents, at the Fund's expense, to provide recordkeeping and subaccounting services to the Fund. For fiscal years 2007, 2008, and 2009, total shareholder servicing fees paid by the Fund to CSSI were $124,431, $107,425, and $94,511, respectively.

PORTFOLIO TRANSACTIONS

            The Fund's Advisor and Subadvisor place orders with broker/dealers for the Fund portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker/dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Fixed income securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

            Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor and Subadvisor make investment decisions and select brokers and dealers under the direction and supervision of the Board of Trustees.

            Broker/dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor's/Subadvisor's obligation to seek best execution. The Fund has adopted a policy that prohibits the Advisor and the Subabvisor from using Fund brokerage to compensate broker/dealers for promotion or sale of Fund Shares. For fiscal years 2007, 2008, and 2009, total brokerage commissions paid by the Fund were $192,551, $41,887, and $49,968, respectively. The decrease in brokerage commissions paid in 2008 was due to lower transaction volume resulting from lower turnover strategy and lower average commissions as a result of a change in subadvisor in March 2007.

            The Fund did not pay any brokerage commissions to affiliated persons during the last three fiscal years.

            The Fund's Advisor and Subadvisor select brokers on the basis of best execution. In some cases they select brokers that provide research and research-related services to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisor of the Fund. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.

            If, in the judgment of the Advisor or Subadvisor, the Fund or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert funds and managed accounts.

            For the fiscal year ended September 30, 2009, the Advisor and/or Subadvisor did not allocate brokerage commissions for soft dollar research services for the Fund.

            As of September 30, 2009, the Fund did not hold any securities of its "regular broker/dealers" (as defined in the 1940 Act) or of the parents of those broker/dealers.

            The portfolio turnover rates for the Fund for the fiscal years 2008 and 2009 were 55% and 71%, respectively.

PORTFOLIO HOLDINGS DISCLOSURE

            The Fund has adopted a Portfolio Holdings Disclosure Policy ("Disclosure Policy") that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding the Fund's portfolio holdings.

Publicly Available Portfolio Holdings

            Information regarding the Fund's portfolio holdings is publicly available: (1) at the time such information is filed with the SEC in a publicly available filing; or (2) the day next following the day when such information is posted on the www.calvert.com website. This information may be the Fund's complete portfolio holdings, such as those disclosed in its semi-annual or annual reports and filed with the SEC on Form N-CSR or in its quarterly holding reports filed with the SEC on Form N-Q after the Fund's first and third fiscal quarters. From time to time, the Fund may disclose on www.calvert.com whether it holds a particular security, in response to media inquiries. The Fund's publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.

Non-Public Portfolio Holdings

            The Fund's Disclosure Policy, as described generally below, allows the disclosure of the Fund's non-public portfolio holdings for the Fund's legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

            Subject to approval from the Legal Department of Calvert Group, Ltd., a representative from the Administrator may provide the Fund's non-public portfolio holdings to a recognized rating and ranking organization, without limitation, on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

            A service provider or other third party that receives information about the Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g., a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings, without limitation, on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

            The Fund's partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Fund and current and prospective clients of the Advisor, provided that: (1) the recipient makes a specific request to the General Counsel of Calvert Group, Ltd. (or his designee) ("Authorized Individual"); (2) the Authorized Individual determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient; (3) the Authorized Individual (if other than the General Counsel) obtains prior approval from the Legal Department; and (4) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual. The Disclosure Policy further provides that, in approving a request, the Authorized Individual considers the recipient's need for the relevant holdings information, whether the disclosure will benefit the Fund, or, at a minimum, not harm the Fund, and what conflicts may result from such disclosures.

            Under the Disclosure Policy, neither the Fund, the Advisor, nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund's non-public portfolio holdings. The Disclosure Policy is subject to annual review by the Fund's Board of Trustees. The Fund's Board of Trustees shall also receive annual reports from Fund Management on those entities to whom such disclosure has been made.

Ongoing Arrangements

            The following is a list of those entities to whom information about the Fund's portfolio securities is made available and the frequency (following a 15 day lag), including the identity of the persons who receive information pursuant to such arrangements. In all such cases, disclosure is made subject to a written confidentiality agreement, which includes provisions preventing use of the information to trade.

Name of Entity	Information Provided	Frequency Provided
Aris Corporation	Portfolio Holdings	Quarterly
Asset Consulting Group	Portfolio Holdings	Quarterly
Asset Strategy Consultants	Portfolio Holdings	Quarterly
Bank of Ann Arbor Trust Company	Portfolio Holdings	Quarterly
Bank of Oklahoma Trust Company	Portfolio Holdings	Quarterly
Baybridge Consulting	Portfolio Holdings	Quarterly
Bidart & Ross	Portfolio Holdings	Quarterly
Bloomberg	Portfolio Holdings	Monthly
Blue Prairie Group	Portfolio Holdings	Quarterly
Callan Associates	Portfolio Characteristics, Top Holdings	Quarterly
Cambridge Associates	Portfolio Holdings	Quarterly
Capital Market Consultants, LLC	Portfolio Holdings	Quarterly
Care Group	Portfolio Holdings	Quarterly
Chittenden Trust Company	Portfolio Characteristics	Quarterly
Citigroup Consulting	Portfolio Holdings	Quarterly
Colonial Consulting	Portfolio Holdings	Quarterly
Consulting Services Group	Portfolio Holdings	Quarterly
Cook Street Consulting	Portfolio Holdings	Quarterly
Rogers Casey	Portfolio Holdings	Quarterly
DiMeo Schneider & Associates, L.L.C.	Portfolio Holdings	Quarterly
Educap, Inc.	Portfolio Characteristics	Quarterly
Evaluation Associates	Portfolio Holdings	Quarterly
FactSet	Portfolio Holdings	Monthly
First Horizon National Corp.	Portfolio Holdings	Quarterly
Fulton Financial/Claremont Investments	Portfolio Holdings	Quarterly
Fund Evaluation Group	Portfolio Holdings	Quarterly
Hartland & Co.	Portfolio Holdings	Quarterly
HC Asset Management	Portfolio Holdings	Quarterly
Hewitt	Portfolio Holdings	Quarterly
Innovest Portfolio Solutions	Portfolio Holdings	Quarterly
Institutional Consulting Group	Portfolio Holdings	Quarterly
John M. Lloyd Foundation	Portfolio Holdings	Quarterly
JP Morgan Private Bank	Portfolio Characteristics	Quarterly
KPMG	Portfolio Holdings	Annually
LCG Associates	Portfolio Holdings	Quarterly
Lipper	Portfolio Holdings	Monthly
Maryland State Treasurer's Office	Portfolio Holdings	Quarterly
Mees Pierson	Portfolio Holdings, Portfolio Characteristics, Asset Allocation	Quarterly
M&I Investments	Portfolio Characteristics	Quarterly
Mennonite Foundation	Portfolio Holdings	Quarterly
Mercer Consulting, Inc.	Portfolio Characteristics, Top Holdings	Quarterly
Millennium Trust Company	Portfolio Holdings	Quarterly
Milliman & Associates	Portfolio Holdings	Quarterly
Monticello & Associates	Portfolio Holdings	Quarterly
Morningstar	Portfolio Holdings	Monthly
National Grid	Portfolio Holdings	Quarterly
New England Pension Consulting	Portfolio Characteristics, Top Holdings	Quarterly
New York State Common Retirement Fund	Portfolio Holdings	Quarterly
Oak Hill Fund	Portfolio Holdings	Quarterly
Patagonia	Portfolio Holdings	Quarterly
Preferred Property Life and Casualty	Portfolio Holdings	Quarterly
Prima Capital	Portfolio Characteristics	Quarterly
Prime Buchholz	Portfolio Holdings	Quarterly
PWC	Portfolio Holdings	Quarterly
R.V. Kuhns	Portfolio Holdings	Quarterly
Reliance Financial	Portfolio Holdings	Quarterly
Reuters Limited	Portfolio Holdings	Monthly
Rice Heard & Bigelow	Portfolio Characteristics	Quarterly
RiskMetrics Group	Portfolio Holdings	Daily
Rocaton Investment Advisors	Portfolio Holdings	Quarterly
Rogers Casey	Portfolio Holdings	Quarterly
Segal Advisors	Portfolio Holdings	Quarterly
SG Corporate & Investment Banking	Portfolio Holdings	Monthly
Sierra Fund	Portfolio Holdings	Quarterly
Smith Hayes Consulting	Portfolio Holdings	Quarterly
St. Paul Electrical Workers	Portfolio Holdings	Quarterly
State of Idaho	Portfolio Holdings	Quarterly
Summit Investment Partners	Portfolio Holdings	Quarterly
TD Bank Wealth Management Group	Portfolio Holdings	Quarterly
TRUSCO	Portfolio Holdings	Quarterly
Uhrlaub	Portfolio Holdings	Quarterly
Vestek	Portfolio Holdings	Monthly
Wachovia	Portfolio Holdings, Portfolio Characteristics	Quarterly
Watson Wyatt	Portfolio Holdings	Quarterly
WEA Trust	Portfolio Characteristics	Quarterly
Wells Fargo Private Client Group	Portfolio Holdings	Quarterly
Wilshire Associates	Portfolio Holdings	Quarterly
Woodcock Financial	Portfolio Holdings	Quarterly
Wurts and Associates	Portfolio Holdings	Quarterly

PERSONAL SECURITIES TRANSACTIONS

            The Fund, its Advisor and Subadvisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the investment personnel of the Advisor to invest in securities that may be purchased or held by the Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material non-public information.

PROXY VOTING DISCLOSURE

            Please refer to Appendix A of this SAI for the Global Proxy Voting Guidelines for Calvert Family of Funds. The Guidelines includes the policies and procedures that the Fund uses in determining how to vote proxies relating to portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Fund shareholders, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF TRUSTEES

            Any shareholder who wishes to send a communication to the Board of Trustees of the Fund should send the communication to the attention of the Fund's Secretary at the following address:

            Calvert Funds
            Attn: [Name of Fund] Secretary
            4550 Montgomery Avenue
            Bethesda, Maryland 20814

            All communications should state the specific Calvert Fund to which the communication relates. After reviewing the communication, the Fund's Secretary will forward the communication to the Board.

            In its function as a nominating committee, the Governance Committee of the Board will consider any candidates for vacancies on the Board from any shareholder of the Fund who, for at least five years, has continuously owned at least 0.5% of the outstanding shares of the Fund. Shareholders of the Fund who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Bethesda, MD 20814. The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an independent Trustee. A shareholder wishing to recommend to the Governance Committee of the Fund a candidate for election as a Trustee may request the Fund's Policy for the Consideration of Trustee Nominees by contacting the Fund's Secretary at the address above.

            If a shareholder wishes to send a communication directly to an individual Trustee or to a Committee of the Board then, the communication should be specifically addressed to such individual Trustee or Committee and sent in care of the Fund's Secretary at the address above. Communications to individual Trustees or to a Committee sent in care of the Fund's Secretary will be forwarded to the individual Trustee or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

            KPMG LLP has served as independent registered public accounting firm for the Fund since fiscal year 2002. State Street Bank & Trust Company, N.A. serves as custodian of the Fund's investments. The custodian has no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

GENERAL INFORMATION

            The Calvert New Vision Small Cap Fund is a series of The Calvert Fund (the "Trust"), an open-end management investment company organized as a Massachusetts business trust on March 15, 1982. The Fund is diversified. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Trust assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

            Each share of the Fund represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. The Fund offers four separate classes of shares: Class A, Class B, Class C, and Class I. Each class represents interests in the same portfolio of investments but, as further described in the prospectuses, each class is subject to differing sales charges and expenses, resulting in differing net asset values and distributions. Upon liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to the series available for distribution.

            The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share of the Fund you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

            As of January 1, 2010, to the Fund's knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the class of the Fund as shown:
Name and Address	% of Ownership

Charles Schwab & Co., Inc. Reinvest Account San Francisco, CA	15.78% of Class A

MLPF&S For the Sole Benefit of its Customers Jacksonville, FL	10.03% of Class C

Calvert Distributors, Inc. Aggressive Allocation Fund Bethesda, MD	46.31% of Class I

Calvert Distributors, Inc. Moderate Allocation Fund Bethesda, MD	43.17% of Class I

FUND SERVICE PROVIDERS

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICING AGENT
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, Missouri 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103

CUSTODIAN
State Street Bank & Trust Company, N.A.
225 Franklin Street
Boston, Massachusetts 02110

APPENDIX A

GLOBAL PROXY VOTING GUIDELINES
FOR
CALVERT FAMILY OF FUNDS

I. Introduction

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate sustainability and social responsibility. The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners. The sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment). In our view, companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.

  Long-Term Value. Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders. Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term. A focus on long-term value creation also increases the relevance of companies' environmental management, treatment of workers and communities, and other sustainability and social responsibility factors. Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term. Calvert's proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.
  Accountability. Corporate management must be accountable to many interests, including investors, stakeholders, and regulators. Management of a company must be accountable to the board of directors; the board must be accountable to the company's shareowners; and the board and management together must be accountable to the stakeholders. Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers. Certain other governance structures are well suited to manage this accountability: independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners. Calvert's proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.
  Sustainability. Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time. Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation. For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices. Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses. Calvert's proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance. Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders. In our view, Good Governance + Sustainability and Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines ("the Guidelines"). The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies. There also may be instances when the Advisor votes the Funds' shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds' shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds' investment objectives and social goals. To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section IV below.

  When support for or opposition to a proxy proposal as described below is qualified with the term, "ordinarily," this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.
  When support for or opposition to a proxy proposal is qualified by the expression, "on a case by case basis," this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.
  When we use the term, "shareholder," we are referring to Calvert's mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines. When we use the term, "shareowner," we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors' concerns and rules governing inclusion of specific items in corporate proxies change. Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes. Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund's Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert's proxy voting record is available on the Funds' web site, www.calvert.com, and is also available on the Securities and Exchange Commission's website at www.sec.gov.

II. CORPORATE GOVERNANCE

A. Board and Governance Issues

The board of directors ("the board") is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company's relationships with other stakeholders. While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests. Thus, in our view, a board's fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence. Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation's shareowners and other stakeholders. In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director's objectivity and fiduciary responsibility to shareowners. In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company's financial performance, but not so great as to constitute a controlling or significant interest.

Because the board's ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it is beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity. Well-governed companies benefit from a wide diversity of perspective and background on their boards. To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture, age and geography. Calvert believes that in an increasingly complex global marketplace, the ability to draw on a wide range of viewpoints, backgrounds, skills, and experience is critical to a company's success. Corporate diversity helps companies increase the likelihood of making the right strategic and operational decisions, contributes to a more positive public image and reputation, and catalyzes efforts to recruit, retain, and promote the best people, including women and minorities.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards. For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director. Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

Board Independence

    The Fund advisor will oppose slates of directors without at least a majority of independent directors.
    The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.
    The Fund advisor will oppose non-independent directors candidates nominated to the audit, compensation and/or nominating committees.
    The Fund advisor will support proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

Board Diversity

    The Fund advisor will oppose slates of directors that result in a board that does not include both women and people of color.
    The Fund advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

Board Accountability

    The Fund advisor will oppose slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.
    The Fund advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.
    The Fund advisor will oppose directors who sit on more than four public company boards and oppose directors serve as CEO and sit on more than two additional boards.

Board Committee on Sustainability/Corporate Social Responsibility Issues

Shareholders have filed binding resolutions seeking the creation of a board committee dedicated to long term strategic thinking and risk management of sustainability issues including environment, human rights, diversity and others. While we believe all directors should be informed and active on sustainability issues, we do see the value of a focused sustainability committee.

    The Fund advisor will ordinarily support the creation of a board level committee on sustainability/corporate social responsibility issues.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.

    The Fund advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely. Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds. However, continuity is also important and there are other mechanisms such as voting against or withholding votes during the election of directors, which shareholders can use to voice their opposition to certain candidates. It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

    The Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners. Yet there are ways that such requirements may also undermine good governance: limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation. In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners. Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

    The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.
    The Fund advisor will oppose excessive awards of stock or stock options to directors.

Director Elections

Contested Election of Directors

Contested elections of directors frequently occur when a board or shareholder nominated candidate or slate runs for the purpose of seeking a significant change or improvement in corporate policy, control, or structure. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

    The Fund advisor will evaluate director nominees on case-by-case basis in contested election of directors.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.

    The Fund advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.

Majority Vote Standard

A majority voting standard allows shareholders with a majority of votes in favor or against determine the election of board nominees. Currently, most board elections are uncontested and allow directors to be elected with a plurality of votes. Calvert believes majority voting increases director accountability to shareholders, as directors recognize shareholders have a voice in the election process.

    The Fund advisor will generally support both precatory and binding resolutions seeking to establish a majority vote standard.

Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares. However, like many tools, cumulative voting can be misused. In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

    The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

Shareholder Rights

Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

    The Fund advisor will ordinarily oppose supermajority vote requirements.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors. There is no reason why management should be allowed to nominate directors while shareowners -- whom directors are supposed to represent -- are deprived of the same right. We support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

    The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

    The Fund advisor will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.
    The Fund advisor will ordinarily support proposals to allow or facilitate shareowner action by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights. In general, we support the right of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid. Restrictions on the right of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

    The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such restrictions limit the right of shareowners to participate in governance.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends. Creation of multiple classes of stock limits the right of some shareowners -- often a majority of shareowners -- to exercise influence over the governance of the corporation. This approach in turn diffuses directors' incentives to exercise appropriate oversight and control over management.

    The Fund advisor will ordinarily oppose proposals to create dual classes of stock. However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.
    The Fund advisor will ordinarily support proposals to recapitalize stock such that each share is equal to one vote.

Ratification of Auditor and Audit Committee

The annual shareholder ratification of the outside auditors is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners. Further, Calvert recognizes the critical responsibilities of the audit committee and its members including the oversight of financial statements and internal reporting controls.

    The Fund advisor will ordinarily oppose proposals seeking ratification of the auditor when fees for non-audit consulting services exceed 25 % of all fees or in any other case where the advisor determines that the independence of the auditor may be compromised.
    The Fund advisor will ordinarily support proposals to adopt a policy to ensure that the auditor will only provide audit services to the company and not provide other services.
    The Fund advisor will ordinarily support proposals that set a reasonable mandatory rotation of the auditor (at least every five years).
    The Fund advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries companies routinely appoint internal statutory auditors.

    The Fund advisor will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

    The Fund advisor will ordinarily support proposals that call for the annual election of auditors by shareholders.

Audit Committee

    The Fund advisor will ordinarily oppose members of the audit committee where the audit committee has approved an audit contract where non-audit fees exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.
    The Fund advisor will ordinarily oppose members of the audit committee at companies with ineffective internal controls, considering whether the company has a history of accounting issues, or significant recent problems, and the board's response to them

Transparency and Disclosure

International corporate governance is constantly changing and there have been waves of development of governance codes around the world. The common thread throughout all of these codes is that shareowners want their companies to be transparent.

    The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.
    The Fund advisor will ordinarily support proposals that call for an annual financial audit by external and independent auditors.
    The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.
    The Fund advisor will ordinarily support proposals that call for disclosure of corporate governance codes and structures.
    The Fund advisor will ordinarily support proposals that call for disclosure of related party transactions.
    The Fund advisor will ordinarily support proposals that call for disclosure of the board nominating process.

B. Executive and Employee Compensation

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation. Prosperity should be shared broadly within a company, as should the downside risk of share ownership. Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on compensation plans and strategy.

There are many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value. The structure of these compensation plans often determines the level of alignment between management and shareowner interests. Calvert stresses the importance of pay-for-performance, where executive compensation is linked to clearly defined and rigorous criteria. These executives should not only enjoy the benefits when the company performs well, but boards should ensure executives are accordingly penalized when they are unable to meet established performance criteria.

Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors. Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Employee Compensation
    The Fund advisor will ordinarily support proposals requesting companies disclose compensation practices and policies--including salaries, option awards, bonuses, and restricted stock grants--of top management, Board of Directors, and employees.

CEO and Executive Compensation

    The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).
    The Fund advisor will support proposals seeking to establish a shareholder advisory vote on compensation.
    The Fund advisor will vote on a case-by-case basis proposals seeking shareholder ratification of the company's executive officers' compensation (also known as an Advisory Vote on Compensation).

Compensation Committee
    The Fund advisor may oppose members of the compensation committee when it is determined they have approved compensation plans that are deemed excessive or have not amended their policies in response to shareholder concern.

Executive & Employee Stock Option Plans
    The Fund advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value.
    The Fund advisor will ordinarily oppose proposals to approve stock option plans that do not contain provisions prohibiting automatic re-pricing, unless such plans are indexed to a peer group or other measurement so long as the performance benchmark is predetermined prior to the grant date and not subject to change retroactively.
    The Fund advisor will examine and ordinarily oppose proposals for re-pricing of underwater options.
    The Fund advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.
    The Fund advisor will ordinarily support proposals requiring that all option plans and option re-pricing are submitted for shareholder approval.
    The Fund advisor will ordinarily oppose proposals to approve stock option plans with "evergreen" features, reserving a specified percentage of stock for award each year with no termination date.
    The Fund advisor will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.
    The Fund advisor will support proposals to approve Employee Stock Ownership Plans (ESOPs) created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management). The Fund advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

Expensing of Stock Options

Calvert's view is that the expensing of stock options gives shareholders valuable additional information about companies' financial performance, and should therefore be encouraged.
    The Fund advisor will ordinarily support proposals requesting that companies expense stock options.

Pay Equity
    The Fund advisor will support proposals requesting that management provide a pay equity report.

Ratio Between CEO and Worker Pay
    The Fund advisor will support proposals requesting that management report on the ratio between CEO and employee compensation.
    The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

Executive Compensation Tie to Non-Financial Performance
    The Fund advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other sustainability and/or corporate social responsibility-related issues.

Severance Agreements

Severance payments are compensation agreements that provide for top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. Calvert believes boards should allow shareholders the ability to ratify such severance or change in control agreements to determine if such awards are excessive and unnecessary.

    The Fund advisor will support proposals providing shareowners the right to ratify adoption of severance or change in control agreements.
    The Fund advisor will examine and vote on a case-by-case basis severance or change in control agreements, based upon an evaluation of the particular agreement itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.
    The Fund advisor will oppose the election of compensation committee members who approve severance agreements that are not ratified by shareowners.

C. Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners. Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

    The Fund advisor will support proposals that consider non-financial impacts of mergers.
    The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company's social, environmental, and governance performance.
    The Fund advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses or that pose other potential financial, social, or environmental risks or liabilities.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers. In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out. Hostile takeovers come in many forms. Some offer advantages to shareowners by replacing current management with more effective management. Others do not. Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition. In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

    The Fund advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

    The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support such proposals if they are deemed consistent with shareholders' best interests and the principles of sound governance and overall corporate social responsibility/sustainability underlying these Guidelines.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated. Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters. In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens. In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights. Finally, changes in state law have made reincorporating in certain locations more or less favorable to governance issues such as shareholder rights.

    The Fund advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).
    The Fund advisor will review on a case-by-case basis proposals to reincorporate for improvements in governance structure and policies (such as reincorporating in states like North Dakota, with shareholder friendly provisions).
    The Fund advisor will ordinarily oppose proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Common Stock Authorization

Companies may choose to increase their authorization of common stock for a variety of reasons. In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear. Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

    The Fund advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.
    The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock. If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

    The Fund advisor will ordinarily oppose the creation of blank check preferred stock. In addition, the Fund advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

    The Fund advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.
    The Fund advisor will ordinarily oppose poison pills or shareowner rights plans.

Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider's shares. This usually means that the bidder's shares are purchased at a price higher than market price, discriminating against other shareowners.

    The Fund advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

III. CORPORATE SUSTAINABILITY AND SOCIAL RESPONSIBILITY

A. Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models. In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility. Investors increasingly see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure. As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines. There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting guidelines.

    The Fund advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.
    The Fund advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

B. Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company's overall environmental footprint.

    The Fund advisor will ordinarily support proposals to reduce negative environmental impacts and a company's overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.
    The Fund advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from operations, and the impact of environmental liabilities on shareowner value.
    The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling or waste management efforts, to increase recycling efforts, or to adopt a formal recycling policy.

Ceres Principles

The Coalition for Environmentally Responsible Economies (Ceres), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct. The Ceres Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment. Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the Ceres Principles; or 2) produce a report addressing management's response to each of the points raised in the Ceres Principles.

    The Fund advisor will support proposals requesting that a company become a signatory to the Ceres Principles.

Climate Change/Global Warming

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming--including oil and mining companies, utilities, and automobile manufacturers. Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective--and often cost-saving--steps to reduce energy use that contribute to climate change. Initiatives have included proposals requesting companies to disclose information, using guidelines such as those prepared by the Carbon Disclosure Project. This includes information about the company's impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting some forms of renewable energy resources for fossil fuels.

    The Fund advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.
    The Fund advisor will support proposals seeking the preparation of a report on a company's activities related to the development of renewable energy sources.
    The Fund advisor will support proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

Water

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company's supply chain, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities or ecosystems in areas of water scarcity.

    The Fund advisor will support proposals seeking the preparation of a report on a company's risks linked to water use or impacts to water.
    The Fund advisor will support proposals seeking the adoption of programs and policies that enhance access and affordability to safe drinking water and sanitation.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups. For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

    The Fund advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.
    The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C. Workplace Issues

Labor Relations

Companies' treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate. Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people. Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

    The Fund advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.
    The Fund advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.
    The Fund advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States. While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced labor, child labor, discrimination, intimidation and harassment of workers seeking to associate, organize or bargain collectively, unsafe working conditions, and other very poor working conditions. Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance. At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

    The Fund advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization's core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights. This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity (EEO)

Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender. Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission). Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

    The Fund advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.
    The Fund advisor will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.
    The Fund advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.
    The Fund advisor will ordinarily support proposals seeking reports on a company's initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.
    The Fund advisor will oppose proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.
    The Fund advisor will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs. Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing. The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed. Programs aimed at assisting displaced workers are helpful both to those displaced and to the company's ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

    The Fund advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

D. International Operations and Human Rights

Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective. Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas. Such activity is not always exploitative, but it can be. In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny. The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries. For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact and the Voluntary Principles on Security and Human Rights. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma. In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

    The Fund advisor will ordinarily support proposals requesting that companies develop human rights policies and periodic reporting on operations and investments in countries with repressive regimes and/or conflict zones.
    The Fund advisor will ordinarily support proposals requesting a report discussing how investment policies address or could address human rights issues.
    The Fund advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.
    The Fund advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.
    The Fund advisor will ordinarily support proposals requesting a report discussing how business practices and/or products limit or could limit freedom of expression or privacy.

Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry. For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

    The Fund advisor will support proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in places such as the Maquiladoras in Mexico, Southeast Asia, South Asia, Eastern Europe, the Caribbean or Central America. Companies often move to these places under U.S. government-sponsored programs to promote trade and economic development in these regions. In addition, companies have located in these regions to take advantage of lower labor costs as well as fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of labor standards and the environmental integrity of communities.

    The Fund advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in international operations such as in the Maquiladoras or elsewhere.
    The Fund advisor will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world. In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs. In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected. Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected. Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

    The Fund advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.
    The Fund advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E. Indigenous Peoples' Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by Indigenous Peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.

    The Fund advisor will ordinarily support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.
    The Fund advisor will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

F. Product Safety and Impact

Many companies' products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks. Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them. Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act. For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

    The Fund advisor will review on case-by-case basis proposals requesting that companies report on the impacts of their products on consumers and communities and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.
    The Fund advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

Toxic Chemicals

Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals.  Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals.  In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products.  These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union)posing liability risk to the company.   In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals.  Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

    The Fund advisor will ordinarily support resolutions asking companies to disclose product ingredients.
    The Fund advisor will ordinarily support resolutions asking companies to disclose policies related to toxic chemicals.
    The Fund advisor will examine and vote on a case-by-case basis asking companies to reformulate a product by a given date, unless this reformulation is required by law in selected markets.

Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies which engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

    The Fund advisor will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.
    The Fund advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.
    The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.
    The Fund advisor will ordinarily support proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless: the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

    The Fund advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.
    The Fund advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

G. Weapons Contracting

Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

    The Fund advisor will ordinarily support proposals calling for reports on the type and volume of defense contracts.

H. Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society. The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc. Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

    The Fund advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets. Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

    The Fund advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Predatory lending involves charging excessive fees to sub prime borrowers without providing adequate disclosure. Predatory lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

    The Fund advisor will support proposals calling on companies to address and eliminate predatory lending practices.
    The Fund advisor will support proposals seeking the development of a policy or preparation of a report to guard against predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions. At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs. Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

    The Fund advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care. Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

    The Fund advisor will ordinarily support resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

I. Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities. Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners. Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

    The Fund advisor will ordinarily support resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.
    The Fund advisor will ordinarily support resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.
    The Fund advisor will ordinarily support resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

J. Other Issues

All social issues that are not covered in these Guidelines are delegated to the Fund's advisor to vote in accordance with the Fund's specific social criteria. In addition to actions taken pursuant to the Fund's Conflict of Interest Policy, Calvert Social Research Department ("CSRD") will report to the Boards on issues not covered by these Guidelines as they arise.

IV. CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the Guidelines detailed in Sections I and II, above.

Thus, generally, adherence to the Global Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund's investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Global Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000.
Revised September 2002.
Revised June 2003.
Revised August 2004.
Approved December 2004.
Revised January 2008.
Approved March 2008.
Revised January 2009.
Approved March 2009.
Revised July 2009.
Revised October 2009.
Revised November 2009.

APPENDIX B

CORPORATE BOND AND COMMERCIAL PAPER RATINGS (source: Standard & Poor's Ratings Services)

Bonds

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: These obligations are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor's inability to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations. Adverse business, financial, and/or economic conditions may impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation. Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or where similar action has been taken but payment on the obligation is being continued.

D: An obligation rated D is in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Notes

SP-1: These issues are considered as having a strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2: These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3: These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1: This rating indicates a strong degree of safety regarding timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: This rating indicates a satisfactory degree of safety regarding timely payment.

A-3: This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

Long-Term Obligation Ratings (source: Moody's Investors Service)

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings (source: Moody's Investors Service)

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.


Calvert Income Funds	Calvert InvestmentsTM A UNIFI Company

THE CALVERT FUND
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Income Fund
Calvert Government Fund
4550 Montgomery Avenue, Bethesda, Maryland 20814

Statement of Additional Information

January 31, 2010

Class (Ticker)
Calvert Income Fund	A (CFICX)	B (CBINX)	C (CIFCX)	I (CINCX)	Y (CIFYX)
Calvert Short Duration Income Fund	A (CSDAX)		C (CDICX)	I (CDSIX)	Y (CSDYX)
Calvert Long-Term Income Fund	A (CLDAX)
Calvert Ultra-Short Income Fund	A (CULAX)
Calvert Government Fund	A (CGVAX)		C (CGVCX)

New Account Information:	(800) 368-2748 (301) 951-4820	Client Services:	(800) 368-2745
Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

            This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the SAI in conjunction with the applicable Fund's (collectively referred to as the "Funds") Prospectus(es) dated

January 31, 2010. Each Fund's audited financial statements included in its most recent Annual Report to Shareholders are expressly incorporated by reference and made a part of this SAI. Each Fund's Prospectus and the most recent shareholder reports may be obtained free of charge by writing the respective Fund at the above address, calling the Fund, or by visiting our website at www.calvert.com.

Supplemental Information on Principal Investment Policies and Risks	2
Non-Principal Investment Policies and Risks	7
Additional Risk Disclosure	16
Investment Restrictions	16
Dividends, Distributions, and Taxes	18
Net Asset Value	19
Calculation of Yield and Total Return	20
Purchase and Redemption of Shares	25
Trustees and Officers	26
Investment Advisor	32
Portfolio Manager Disclosure	33
Administrative Services Agent	37
Method of Distribution	37
Transfer and Shareholder Servicing Agents	41
Portfolio Transactions	42
Portfolio Holdings Disclosure	44
Personal Securities Transactions	47
Proxy Voting Disclosure	47
Process for Delivering Shareholder Communications to the Board of Trustees	47
Independent Registered Public Accounting Firm and Custodian	48
General Information	48
Control Persons and Principal Holders of Securities	49
Fund Service Providers	53
Appendix A -- Proxy Voting Guidelines
Appendix B -- Corporate Bond & Commercial Paper Ratings

SUPPLEMENTAL INFORMATION ON PRINCIPAL INVESTMENT POLICIES AND RISKS

            The following supplemental discussion of principal investment policies and risks applies to each of the Funds, unless otherwise noted.

Floating Rate Securities (applies only to Calvert Ultra-Short Income Fund)

            Floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

            The Fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

U.S. Government-Sponsored Obligations

            The Funds may invest in debt and mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), commonly known as Fannie Maes and Freddie Macs, respectively.

            Fannie Mae and Freddie Mac. Unlike Government National Mortgage Association ("GNMA") certificates, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans. Both FNMA and FHLMC guarantee timely payment of principal and interest on their obligations, but this guarantee is not backed by the full faith and credit of the United States ("U.S.") Government. FNMA's guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC's guarantee is backed by reserves set aside to protect holders against losses due to default.

            In September 2008, the Federal Housing Finance Agency ("FHFA") placed FNMA and FHLMC into conservatorship with the objective of returning the entities to normal business operations; FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC. Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

U.S. Government-Backed Obligations

            The Funds may invest in U.S. Treasury obligations and other U.S. Government-backed obligations.

            U.S. Treasury Obligations. Direct obligations of the U.S. Treasury are backed by the full faith and credit of the United States. They differ only with respect to their rates of interest, maturities, and times of issuance. U.S. Treasury obligations consist of: U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years), and U.S. Treasury bonds (generally having maturities greater than ten years).

            Ginnie Maes. Debt and mortgage-backed securities issued by GNMA, commonly known as Ginnie Maes, are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due.

            Other U.S. Government Obligations. The Funds may invest in other obligations issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. Government agency or instrumentality may not be backed by the full faith and credit of the United States.)

Futures Transactions (Applies only to Calvert Government Fund)

            The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.

            A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. In most cases the contracts are closed out before the settlement date without making or taking delivery of securities. Upon buying or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if the futures position becomes less valuable and entitled to receive such payments if the futures position becomes more valuable.

            The Fund can use these practices only for hedging purposes and not for speculation or leverage. If the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

            The purchase and sale of futures contracts is for the purpose of hedging the Fund's holdings of long-term debt securities. Futures contracts based on U.S. Government securities and GNMA certificates historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which mortgage-related securities reacted to the change. If interest rates increase, the value of such securities in the Fund's portfolio would decline, but the value of a short position in futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Thus, if the Fund owns long-term securities and interest rates were expected to increase, it might sell futures contracts rather than sell its holdings of long-term securities. If, on the other hand, the Fund held cash reserves and interest rates were expected to decline, the Fund might enter into futures contracts for the purchase of U.S. Government securities or GNMA certificates and thus take advantage of the anticipated rise in the value of long-term securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term securities in the cash market. The Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool to manage risk, it might be possible to accomplish the same result easily and quickly.

            Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC"). As a series of a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Additional Risks of Futures Contracts. If the Fund has sold futures to hedge against a decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts that it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract may move more than or less than the price of the securities being hedged. Where the Fund has sold futures to hedge against a decline in the market, the price of the futures contract may advance and the value of the portfolio securities in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts and also experience a decline in the value of its portfolio securities.

            The Fund can close out futures positions in the secondary market only on an exchange or board of trade or with an OTC market maker. Although the Fund intends to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily margin payments in the event of adverse price movements.

80% Investment Policy (Calvert Government Fund only). Calvert Government Fund has a policy to invest at least 80% of its net assets (including borrowings for investment purposes) in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"), futures contracts related to U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities. For the purpose of complying with this 80% investment policy with respect to futures contracts, the Fund does not use the notional value of a futures contract, but rather, uses the "mark-to-market" value (i.e., the unrealized net gain or loss on an open futures contract) of the futures contract. By calculating the 80% test on the basis of "mark-to-market" value, rather than the notional value, of the futures contracts, the Fund may invest a greater percentage of its assets in such futures contracts than would otherwise be the case.

Foreign Securities (all funds except Calvert Government Fund)

            Investments in foreign securities may present risks not typically involved in domestic investments. The Funds may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as Global Depositary Receipts. ADRs are U.S. dollar-denominated and traded in the United States on exchanges or over the counter, and can be either sponsored or unsponsored. The company sponsoring the ADR is subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Less information is normally available on unsponsored ADRs. By investing in ADRs rather than directly in foreign issuers' stock, the Funds may possibly avoid some currency and some liquidity risks. However, the value of the foreign securities underlying the ADR may still be impacted by currency fluctuations. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.

            Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Funds change investments from one country to another or convert foreign securities holdings into U.S. dollars.

            U.S. Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by U.S. investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.

Repurchase Agreements

            Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income. A Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation, which is the subject of the repurchase agreement.

            Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed to have a security interest in and lien upon such security. The Funds will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Funds' Board of Trustees. In addition, the Funds will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.

            While an underlying security may bear a maturity in excess of one year, repurchase agreements are generally for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Collateralized Mortgage Obligations

            Each of the Funds may invest in collateralized mortgage obligations ("CMOs"). CMOs are collateralized bonds that are general obligations of the issuer of the bonds. CMOs are not direct obligations of the U.S. Government. CMOs generally are secured by collateral consisting of mortgages or a pool of mortgages. The collateral is assigned to the trustee named in the indenture pursuant to which the bonds are issued. Payments of principal and interest on the underlying mortgages are not passed through directly to the holder of the CMO; rather, payments to the trustee are dedicated to payment of interest on and repayment of principal of the CMO. This means that the character of payments of principal and interest is not passed through, so that payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages or pool of mortgages do not necessarily constitute income and return of capital, respectively, to the CMO holders. Also, because payments of principal and interest are not passed through, CMOs secured by the same pool of mortgages may be, and frequently are, issued with a variety of classes or series, which have different maturities and are retired sequentially. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down.

            FHLMC has introduced a CMO that is a general obligation of FHLMC. This requires FHLMC to use its general funds to make payments on the CMO if payments from the underlying mortgages are insufficient.

Below-Investment Grade, High-Yield Debt Securities (all funds except Calvert Government Fund)

            Below investment grade, high-yield debt securities are lower quality debt securities (generally those rated BB or lower by Standard & Poor's Ratings Services ("S&P") or Ba or lower by Moody's Investors Service ("Moody's"), known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix B for a description of the ratings.) A Fund considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization ("NRSRO"), or is an unrated security of comparable quality as determined by the Advisor. Below-investment grade, high-yield debt securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

            The quality limitation set forth in each Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Short-Term Instruments

            Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit, bankers' acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar instruments; (iii) commercial paper; (iv) repurchase agreements; (v) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Advisor, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund; and (vi) money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Leverage (all funds except Calvert Government Fund)

            To the extent that a Fund makes purchases of securities where borrowing exceeds 5% of the Fund's total assets, the Fund may engage in transactions which create leverage. In leveraged transactions, borrowing magnifies the potential for gain or loss on the Fund's portfolio securities and therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value.

            A Fund's use of leverage is premised generally upon the expectation that the Fund will achieve a greater return on its investments with the proceeds from the borrowed funds than the additional costs the Fund incurs as a result of such leverage. If the income or capital appreciation from the securities purchased with borrowed funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used. The Advisor may determine to maintain the Fund's leveraged position if it expects that the long-term benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

            Leverage creates risks which may adversely affect the return for shareholders, including:

    fluctuations in interest rates on borrowings and short-term debt; and

    the potential for a decline in the value of an investment acquired with borrowed funds, while a Fund's obligations under such borrowing remain fixed. If interest rates rise or if the Fund otherwise incurs losses on its investments, the Fund's NAV attributable to its shares will reflect the resulting decline in the value of its portfolio holdings.

            Capital raised through borrowing will be subject to dividend payments or interest costs that may or may not exceed the income and appreciation on the assets purchased. A Fund also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate. Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Fund's ability to pay dividends and distributions on its shares in certain instances. The Fund may also be required to pledge its assets to lenders in connection with certain types of borrowing. The Advisor does not anticipate that these covenants or restrictions will adversely affect its ability to manage the Fund's portfolio in accordance with the Fund's investment objective and policies. Due to these covenants or restrictions, the Fund may be forced to liquidate investments at times and at prices that are not favorable to the Fund, or the Fund may be forced to forgo investments that the Advisor otherwise views as favorable.

            To reduce its borrowings, a Fund might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by the Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

            To reduce the risks of borrowing, each Fund will limit its borrowings as described in the Investment Restrictions.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

            The following discussion of non-principal investment policies and risks applies to each of the Funds, unless otherwise noted.

Inverse Floating Rate Debt Instruments (applies only to Calvert Ultra-Short Income Fund)

            The Fund may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

Foreign Money Market Instruments

            Each Fund may invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks. The Federal Deposit Insurance Corporation ("FDIC") does not insure such obligations. Foreign and domestic bank reserve requirements may differ. Payment of interest and principal upon these obligations and the marketability and liquidity of such obligations in the secondary market may also be affected by governmental action in the country of domicile of the branch (generally referred to as "sovereign risk"). Examples of governmental actions would be the imposition of exchange or currency controls, interest limitations or withholding taxes on interest income, seizure of assets, or the declaration of a moratorium on the payment of principal or interest. In addition, evidence of ownership of portfolio securities may be held outside of the United States, and the Fund may be subject to the risks associated with the holding of such property overseas.

Foreign Securities (applies only to Calvert Government Fund)

            See description of "Foreign Securities" in "Supplemental Information on Principal Investment Policies and Risks."

Forward Foreign Currency Contracts

            Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Funds may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or decreases in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decrease correspondingly. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

            The Funds may enter into forward foreign currency contracts for two reasons. First, a Fund may desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

            Second, when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Fund enters into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Temporary Defensive Positions

            For temporary defensive purposes -- which may include a lack of adequate purchase candidates or an unfavorable market environment -- the Funds may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements. The Funds' investments in temporary defensive positions are generally not FDIC insured, even though a bank may be the issuer.

Illiquid Securities

            Each Fund may not purchase illiquid securities if 15% or more of the value of its net assets would be invested in such securities. The Advisor will monitor the amount of illiquid securities in the Fund, under the supervision of the Board, to ensure compliance with the Fund's investment restrictions.

            Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of the securities, and a Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices.

            Notwithstanding the above, a Fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the Securities Act. This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the Securities Act. If the Board determines, based upon a continuing review of Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Board has adopted guidelines as part of the Pricing Procedures and delegated to the Advisor the daily function of determining the liquidity of restricted securities. The Board retains sufficient oversight and is ultimately responsible for the determinations.

            Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by a Fund's Board.

Reverse Repurchase Agreements

            Each Fund may invest up to 10% of its net assets in reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. A Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. A Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Funds do not intend to borrow for leverage purposes. The Funds will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements, and then only in an amount up to 33 1/3% of the value of their total assets.

            During the time a reverse repurchase agreement is outstanding, a Fund will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

            A Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Funds may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Funds will enter into reverse repurchase agreements only with banks and dealers that the Advisor believes present minimal credit risks under guidelines adopted by the Funds' Board of Trustees.

Options and Futures Contracts (all funds except Calvert Government Fund)

            Each Fund may purchase put and call options and write covered call options and secured put options on securities, and may employ a variety of option combination strategies. Each Fund may also engage in the purchase and sale of futures contracts and interest rate futures contracts. In addition, each Fund may write covered call options and secured put options on such futures contracts. Each Fund's use of options and futures is described more fully below.

            The Funds may engage in such transactions only for hedging purposes, including hedging of a Fund's cash position. They may not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

            Options are typically classified as either American-style or European-style, based on the dates on which the option may be exercised. American-style options may be exercised at any time prior to the expiration date, and European-style options may be exercised on the expiration date. Option contracts traded on futures exchanges are mainly American-style, and options traded over-the-counter are mainly European-style.

            The value of an option will fluctuate based primarily on the time remaining until expiration of the option, known as the option's time value, and the difference between the then-prevailing price of the underlying security and the option's exercise price. This difference, known as the option's intrinsic value, determines whether an option is in-the-money, at-the-money or out-of-the-money at any point in time. If there is an existing secondary market for an option, it can be closed out at any time by the Fund for a gain or a loss. Alternatively, the holder of an in-the-money American-style option may exercise the option at any time prior to the expiration date, while the holder of an in-the-money European-style option must wait until the expiration date to exercise the option. Options that expire out-of-the-money are worthless resulting in a loss of the entire premium paid.

            Other principal factors that affect the market value of an option include supply and demand, interest rates, and the current market price and price volatility of the underlying security.

Purchasing Options. A Fund will pay a premium (plus any commission) to purchase an option. The premium reflects the total of the option's time value and intrinsic value. The purchaser of an option has a right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security at the exercise price and has no obligation after the premium has been paid.

            Call Options. The purchase of a call option on a security is similar to taking a long position because the value of the option generally increases as the price of the underlying security increases. However, in the event that the underlying security declines in value, losses on options are limited to the premium paid to purchase the option. Although a call option has the potential to increase in value from higher prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option's time value or other valuation factors. A Fund may only buy call options to hedge its available cash balance, to limit the risk of a substantial increase in the market price of a security which a Fund intends to purchase, or to close an outstanding position that resulted from writing a corresponding call option. Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs. A Fund may purchase securities by exercising a call option solely on the basis of considerations consistent with the investment objectives and policies of the Fund.

            Put Options. The purchase of a put option on a security is similar to taking a short position (selling a security that you do not own) in that security because the value of the option generally increases as the value of the underlying security decreases. However, in the event that the underlying security increases in value, losses on the option are limited to the premium paid to purchase the option. Although a put option has the potential to increase in value from lower prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option's time value or other valuation factors. A Fund may purchase put options to protect its portfolio securities against the risk of declining prices or to close an outstanding position that resulted from writing a corresponding put option. Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing Options. Each Fund may write certain types of options. Writing options means that the Fund is selling an investor the right, but not the obligation, to purchase (in the case of a call option) or to sell (in the case of a put option) a security or index at the exercise price in exchange for the option premium. The writer of an option has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security and has no rights other than to receive the premium. Writing options involves more risk than purchasing options because a writer of an option has the potential to realize a gain that is limited to the value of the premium (less any commission) and takes on potentially unlimited risk from increases in the price of the underlying security, in the case of a call option, and the risk that the underlying security may decline to zero, in the case of a put option (which would require the writer of the put option to pay the exercise price for a security that is worthless). Accordingly, the Funds may only write covered call options and secured put options, which mitigate these substantial risks. A call option is deemed "covered" if the Fund owns the security. A put option is deemed "secured" if the Fund has segregated cash or securities having an aggregate value equal to the total purchase price the fund will have to pay if the put option is exercised.

            Call Options.   A Fund that writes a call option on a security will receive the option premium (less any commission), which helps to mitigate the effect of any depreciation in the market value of that security. However, because the Fund is obligated to sell that security at the exercise price, this strategy also limits the Fund's ability to benefit from an increase in the price of the security above the exercise price.

            Each Fund may write covered call options on securities if the market value of all securities covering call options written by the applicable Fund does not exceed 35% of the market value of the Fund's net assets. This means that so long as a Fund is obligated as the writer of a call option, the Fund will own the underlying security. A Fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Fund to forego future appreciation of the securities covered by the option. A Fund's turnover may increase through the exercise of a call option that it has written; this may occur if the market value of the underlying security increases and the Fund has not entered into a closing purchase transaction. When a Fund writes a covered call option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains below the exercise price.

            Put Options.  A Fund that writes a put option on a security will receive the option premium (less any commission), which effectively reduces the Fund's acquisition cost for that security.  A Fund that is contemplating an investment in a security but that is uncertain about its near-term price trajectory could write a put option on a security; the premium will provide the Fund with a partial buffer against a price increase, while providing the fund with an opportunity to acquire the security at the lower exercise price.  However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price). Accordingly, this strategy may result in unexpected losses if the option is exercised against the Fund at a time when the price of the security has declined below the exercise price by more than the amount of the premium received.

            A Fund may only write secured put options, which requires the fund to segregate cash or securities, through its custodian, having a value at least equal to the exercise price of the put option.  If the value of the segregated securities declines below the exercise price of the put option, the Fund will have to segregate additional assets. When a Fund writes a secured put option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.

Exchange-Traded Options. A Fund may purchase and write put and call options in standard contracts traded on national securities exchanges on securities of issuers. Options exchanges may provide liquidity in the secondary market. Although these Funds intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. The absence of a liquid market might prevent the Funds from closing an options position, which could impair the Funds' ability to hedge effectively. The inability to close out a written option position may have an adverse effect on a Fund's liquidity because it may be required to hold the securities covering or securing the option until the option expires or is exercised.

            The information provided above under "Purchasing Options" and "Writing Options" is applicable to exchange-traded options.

Futures Transactions. Each Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Funds may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.

            A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. In most cases the contracts are closed out before the settlement date without making or taking delivery of securities. Upon buying or selling a futures contract, a Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if the futures position becomes less valuable and entitled to receive such payments if the futures position becomes more valuable.

            The Funds can use these practices only for hedging purposes and not for speculation or leverage. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

            The purchase and sale of futures contracts is for the purpose of hedging a Fund's holdings of long-term debt securities. Futures contracts based on U.S. Government securities and GNMA certificates historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which mortgage-related securities reacted to the change. If interest rates increase, the value of such securities in a Fund's portfolio would decline, but the value of a short position in futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Thus, if a Fund owns long-term securities and interest rates were expected to increase, it might sell futures contracts rather than sell its holdings of long-term securities. If, on the other hand, the Fund held cash reserves and interest rates were expected to decline, the Fund might enter into futures contracts for the purchase of U.S. Government securities or GNMA certificates and thus take advantage of the anticipated rise in the value of long-term securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term securities in the cash market. The Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool to manage risk, it might be possible to accomplish the same result easily and quickly.

            Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC"). As series of a registered investment company, the Funds are eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Funds may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts.    Each Fund may purchase put or call options, write secured put options or write covered call options on futures contracts that the Fund could otherwise invest in and that are traded on a U.S. exchange or a board of trade.  These Funds may also enter into closing transactions with respect to such options to terminate an existing position.

            Each Fund may only invest in options on futures contracts to hedge its portfolio securities or its available cash balance and not for speculation or leverage purposes.

            The information provided above under "Purchasing Options" and "Writing Options" is applicable to options on futures contracts, except that references therein to securities should instead refer to futures contracts.

Additional Risks of Options and Futures Contracts. If a Fund has sold futures or takes options positions to hedge against a decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Fund has sold futures or taken options positions to hedge against a decline in the market, the price of the futures contract may advance and the value of the portfolio securities in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities.

            The hours of trading for options on U.S. Government securities may not correspond exactly to the hours of trading for the underlying securities. To the extent that the options markets close before the U.S. Government securities markets close, significant movements in rates and prices may occur in the Government securities markets that cannot be reflected in the options markets.

            The Funds can close out futures positions and options on futures in the secondary market only on an exchange or board of trade. Although the Funds intend to purchase or sell only such futures, and purchase or write such options, for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract or option at any particular time. This might prevent the Funds from closing a futures position or an option on a futures contract, which could require a Fund to make daily margin payments in the event of adverse price movements. If a Fund cannot close out an option position, it may be required to exercise the option to realize any profit or the option may expire worthless.

Options (applies only to Calvert Government Fund)

            The Fund may purchase put and call options and write covered call options and secured put options on securities, and may employ a variety of option combination strategies. In addition, the Fund may write covered call options and secured put options on futures contracts.

            The Fund may engage in such transactions only for hedging purposes, including hedging of the Fund's cash position. The Fund may not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

            Options are typically classified as either American-style or European-style, based on the dates on which the option may be exercised. American-style options may be exercised at any time prior to the expiration date, and European-style options may be exercised on the expiration date. Option contracts traded on futures exchanges are mainly American-style, and options traded over-the-counter are mainly European-style.

            The value of an option will fluctuate based primarily on the time remaining until expiration of the option, known as the option's time value, and the difference between the then-prevailing price of the underlying security and the option's exercise price. This difference, known as the option's intrinsic value, determines whether an option is in-the-money, at-the-money or out-of-the-money at any point in time. If there is an existing secondary market for an option, it can be closed out at any time by the Fund for a gain or a loss. Alternatively, the holder of an in-the-money American-style option may exercise the option at any time prior to the expiration date, while the holder of an in-the-money European-style option must wait until the expiration date to exercise the option. Options that expire out-of-the-money are worthless resulting in a loss of the entire premium paid.

            Other principal factors that affect the market value of an option include supply and demand, interest rates, the current market price and the price volatility of the underlying security.

Purchasing Options. The Fund will pay a premium (plus any commission) to purchase an option. The premium reflects the total of the option's time value and intrinsic value. The purchaser of an option has a right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security at the exercise price and has no obligation after the premium has been paid.

            Call Options. The purchase of a call option on a security is similar to taking a long position because the value of the option generally increases as the price of the underlying security increases. However, in the event that the underlying security declines in value, losses on options are limited to the premium paid to purchase the option. Although a call option has the potential to increase in value from higher prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option's time value or other valuation factors. The Fund may only buy call options to hedge its available cash balance, to limit the risk of a substantial increase in the market price of a security which the Fund intends to purchase, or to close an outstanding position that resulted from writing a corresponding call option. Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs. The Fund may purchase securities by exercising a call option solely on the basis of considerations consistent with the investment objectives and policies of the Fund.

            Put Options. The purchase of a put option on a security is similar to taking a short position (selling a security that you do not own) in that security because the value of the option generally increases as the value of the underlying security decreases. However, in the event that the underlying security increases in value, losses on the option are limited to the premium paid to purchase the option. Although a put option has the potential to increase in value from lower prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option's time value or other valuation factors. The Fund may purchase put options to protect its portfolio securities against the risk of declining prices or to close an outstanding position that resulted from writing a corresponding put option. Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing Options. The Fund may write certain types of options. Writing options means that the Fund is selling an investor the right, but not the obligation, to purchase (in the case of a call option) or to sell (in the case of a put option) a security or index at the exercise price in exchange for the option premium. The writer of an option has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security and has no rights other than to receive the premium. Writing options involves more risk than purchasing options because a writer of an option has the potential to realize a gain that is limited to the value of the premium (less any commission) and takes on potentially unlimited risk from increases in the price of the underlying security, in the case of a call option, and the risk that the underlying security may decline to zero, in the case of a put option (which would require the writer of the put option to pay the exercise price for a security that is worthless). Accordingly, the Fund may only write covered call options and secured put options, which mitigate these substantial risks. A call option is deemed "covered" if the Fund owns the security. A put option is deemed "secured" if the Fund has segregated cash or securities having an aggregate value equal to the total purchase price the Fund will have to pay if the put option is exercised.

            Call Options.   A Fund that writes a call option on a security will receive the option premium (less any commission), which helps to mitigate the effect of any depreciation in the market value of that security. However, because the Fund is obligated to sell that security at the exercise price, this strategy also limits the Fund's ability to benefit from an increase in the price of the security above the exercise price.

            The Fund may write covered call options on securities if the market value of all securities covering call options written by the applicable Fund does not exceed 35% of the market value of the Fund's net assets. This means that as long as the Fund is obligated as the writer of a call option, the Fund will own the underlying security. The Fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Fund to forego future appreciation of the securities covered by the option. The Fund's turnover may increase through the exercise of a call option that it has written; this will generally occur if the market value of the underlying security increases and the Fund has not entered into a closing purchase transaction. When a Fund writes a covered call option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains below the exercise price.

            Put Options.  A Fund that writes a put option on a security will receive the option premium (less any commission), which effectively reduces the Fund's acquisition cost for that security.  A Fund that is contemplating an investment in a security but that is uncertain about its near-term price trajectory could write a put option on a security; the premium will provide the Fund with a partial buffer against a price increase, while providing the Fund with an opportunity to acquire the security at the lower exercise price.  However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price). Accordingly, this strategy may result in unexpected losses if the option is exercised against the Fund at a time when the price of the security has declined below the exercise price by more than the amount of the premium received.

            The Fund may only write secured put options, which requires the Fund to segregate cash or securities, through its custodian, having a value at least equal to the exercise price of the put option.  If the value of the segregated securities declines below the exercise price of the put option, the Fund will have to segregate additional assets. When the Fund writes a secured put option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.

Exchange-Traded Options. The Fund may purchase and write put and call options in standard contracts traded on national securities exchanges on securities of issuers. Options exchanges may provide liquidity in the secondary market. Although the Fund intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. The absence of a liquid market might prevent the Fund from closing an options position, which could impair the Fund's ability to hedge effectively. The inability to close out a written option position may have an adverse effect on the Fund's liquidity because it may be required to hold the securities covering or securing the option until the option expires or is exercised.

            The information provided above under "Purchasing Options" and "Writing Options" is applicable to exchange-traded options.

Options on Futures Contracts.    The Fund may purchase put or call options, write secured put options or write covered call options on futures contracts that the Fund could otherwise invest in and that are traded on a U.S. exchange or a board of trade.  The Fund may also enter into closing transactions with respect to such options to terminate an existing position.

            The Fund may only invest in options on futures contracts to hedge its portfolio securities or its available cash balance and not for speculation or leverage purposes.

            The information provided above under "Purchasing Options" and "Writing Options" is applicable to options on futures contracts, except that references therein to securities should instead refer to futures contracts.

Additional Risks of Options. If the Fund takes options positions to hedge against a decline in the market and the market later advances, the Fund may suffer a loss on the options that it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the option may move more than or less than the price of the securities being hedged. Where the Fund has taken options positions to hedge against a decline in the market, the price of the futures contract may advance and the value of the portfolio securities in the Fund may decline. If this were to occur, the Fund might lose money on the options and also experience a decline in the value of its portfolio securities.

            The hours of trading for options on U.S. Government securities may not correspond exactly to the hours of trading for the underlying securities. To the extent that the options markets close before the U.S. Government securities markets close, significant movements in rates and prices may occur in the Government securities markets that cannot be reflected in the options markets.

            The Fund can close out options on futures in the secondary market only on an exchange or board of trade or with an OTC market maker. Although the Fund intends to purchase or write only such options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option at any particular time. This might prevent the Fund from closing an option on a futures contract, which could require the Fund to make daily margin payments in the event of adverse price movements. If the Fund cannot close out an option position, it may be required to exercise the option to realize any profit or the option may expire worthless.

Short Sales

            Each Fund may engage in short sales of U.S. Treasury securities for the purposes of managing duration of the Fund. Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, a broker retains the proceeds the seller receives from the sale until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

            Short sales expose the Fund to the risk that it will be required to acquire, cover or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. If the Fund makes a short sale, it must segregate or "earmark" assets determined to be liquid by the Advisor or otherwise cover its position in a permissible manner.

Interest Only And Principal Only Mortgage-backed Securities

            Each Fund may also invest in Interest Only (IO) and Principal Only (PO) mortgage-backed securities. Interest only instruments generally increase in value in a rising interest rate environment, which typically results in a slower rate of prepayments on the underlying mortgages and extends the period during which interest payments are required to be made on the IO security. Interest only securities are subject to prepayment risk, which is the risk that prepayments will accelerate in a declining interest rate environment and will reduce the number of remaining interest payments even though there is no default on the underlying mortgages.

            Principal only instruments generally increase in value in a declining interest rate environment, which typically results in a faster rate of prepayments on the underlying mortgages. Since a PO security is usually purchased at a discount, faster prepayments result in a higher rate of return when the face value of the security is paid back sooner than expected. Principal only securities are subject to extension risk, which is the risk that a rising interest rate environment will result in a slower rate of prepayments and will delay the final payment date.

Swap Agreements

            Each of the Funds may invest in swap agreements, which are derivatives that may be used to offset credit, interest rate, market, or other risks. The Funds will only enter into swap agreements for hedging purposes. The counterparty to any swap agreements must meet credit guidelines as determined by the Advisor.

            The use of swaps is a highly specialized activity that involves investment techniques, costs, and risks (particularly correlation risk) different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market variables, the investment performance of a Fund may be less favorable than it would have been if this investment technique were not used.

            Credit default swaps are one type of swap agreement that the Funds may invest in. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer makes regular fixed payments in return for a contingent payment by the seller upon either (i) the occurrence of an observable credit event that affects the issuer of a specified bond or (ii) a change in the credit spread of a specified bond. The contingent payment may compensate the protection buyer for losses suffered as a result of the credit event. If the protection seller defaults on its obligation to make the payment, the Fund would bear the losses resulting from the credit event. The Fund will only invest in credit default swaps for hedging purposes.

Lending Portfolio Securities

            The Funds may lend portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. However, the Funds do not currently intend to loan portfolio securities.

Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. The amount of the collateral must, on a current basis, equal or exceed the market value of the loaned securities, and the Funds must be able to terminate such loans upon notice at any time. Each Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.

            The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.

            Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, a Fund will make loans of its portfolio securities only to those firms the Advisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Funds will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

Real Estate Investment Trusts

            The Funds may each invest in investments related to real estate, including real estate investment trusts ("REITs"). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in the value of neighborhoods; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs, which own real estate properties, may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs, which make construction, development and long-term mortgage loans, may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified, and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act"). If an issuer of debt securities collateralized by real estate defaults, REITs could end up holding the underlying real estate. REITs also have expenses themselves that are ultimately paid by the shareholder.

Below Investment Grade, High Yield Debt Securities (applies only to Calvert Government Fund)

            See description of "Below Investment Grade, High Yield Debt Securities" under "Supplemental Information on Principal Investment Policies and Risks."

ADDITIONAL RISK DISCLOSURE

Recent Events in the Financial Markets

            Since 2008, the United States and other countries have experienced significant disruptions to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the Funds may invest. During periods of extreme market volatility, prices of securities held by the Funds may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Funds could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

            The instability in the financial markets has led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude the Funds' ability to achieve their investment objectives.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

            Each Fund has adopted the following fundamental investment restrictions. These restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the affected Fund as defined under the 1940 Act. Reference to the "1940 Act" means the Investment Company Act of 1940, as amended.

(1) The Fund may not concentrate investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).

(2) The Fund may not issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of a Fund's total assets (including the amount borrowed).

(3) The Fund may not underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter.

(4) The Fund may not invest directly in commodities or real estate, although the Fund may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that a Fund may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.

(5) The Fund may not lend any security or make any loan, including engaging in repurchase agreements, if, as a result, more than 33 1/3% of a Fund's total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

Under the interpretation of the Securities and Exchange Commission ("SEC") staff, "concentrate" means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry or group of industries.

Each Fund may invest up to 10% of its net assets in reverse repurchase agreements.

Under current law, a Fund may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Fund may underwrite securities to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in selling a portfolio security.

Nonfundamental Investment Restrictions

            The Board of Trustees has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) The Fund will invest, under normal circumstances, at least 80% of its assets (including borrowings for investment purposes) in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"), futures contracts related to U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities. (Calvert Government Fund only.)

(2) The Fund will invest, under normal circumstances, at least 80% of its assets (including borrowings for investment purposes) in a portfolio of floating-rate securities and securities with durations of less than or equal to one year (Calvert Ultra-Short Income Fund only.)

(3) A Fund will not make any purchases of securities if borrowing exceeds 15% of total assets (for Calvert Government Fund, 5% of total assets.)

(4) A Fund may not purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Fund's net asset value. (Not applicable to Calvert Government Fund.)

(5) A Fund may not invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the Prospectuses and this SAI, as each may from time to time be amended.

(6) A Fund may not effect short sales of securities, except (a) if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or (b) it may effect short sales of U.S. Treasury securities for the limited purpose of managing the duration of the Fund's portfolio. Such short sales shall be "covered" with an equivalent amount of high quality, liquid securities. For purposes of this restriction, transactions in futures contracts and options are not deemed to constitute selling securities short.

(7) A Fund may not purchase securities on margin, except (1) for use of short-term credit necessary for clearance of purchases and sales of portfolio securities and (2) it may make margin deposits in connection with futures contracts or options on futures or other permissible investments.

(8) A Fund may not purchase illiquid securities if 15% or more of the value of the Fund's net assets would be invested in such securities.

(9) Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund and Calvert Government Fund each may not purchase or retain securities issued by companies for the purpose of exercising control.

(10) With respect to Fundamental Investment Restriction (2) regarding borrowing, a Fund will aggregate borrowings and reverse repurchase agreements when applying the 33 1/3% limitation. In order to secure any permitted borrowings and reverse repurchase agreements, a Fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund's total assets.

            Any investment restriction (other than those regarding borrowings and illiquid holdings) that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

            The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If for any reason a Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders. Distributions of realized net capital gains, if any, are normally paid once a year; however, the Funds do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. As of September 30, 2009, capital loss carryforwards were as follows:

Calvert Income Fund	$15,499,873
Calvert Short Duration Income Fund	$0
Calvert Long-Term Income Fund	$0
Calvert Ultra-Short Income Fund	$0
Calvert Government Fund	$0

            The Funds are required to withhold 28% of any reportable dividends and long-term capital gain distributions paid and 28% of each reportable redemption transaction, if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) a Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

            In addition, the Funds are required to report to the Internal Revenue Service the following information with respect to each redemption transaction: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.

            Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under Sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Funds for further information.

            Many states do not tax the portion of a Fund's dividends that is derived from interest on U.S. Government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. Government obligations. Shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.

NET ASSET VALUE

            The public offering price of the shares of each Fund is the respective net asset value per share (plus, for Class A shares, the applicable sales charge.) The net asset value fluctuates based on the market value of each Fund's investments. The net asset value per share of each of the Funds is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m., Eastern time). The Funds do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. A Fund's net asset value per share is determined by dividing the total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for each class.

            In calculating net asset value, each Fund follows standard industry practice by recording security transactions and their valuations on the business day following the security transaction trade date. This practice is known as "trade date plus one" or "T + 1 accounting". Thus, changes in holdings of portfolio securities are reflected in the first calculation of net asset value on the first business day following trade date, as permitted by applicable law. Security transactions for money market instruments are recorded on trade date.

            Below is a specimen price-make-up sheet showing how the Funds calculate the total offering price per share.

Net Asset Value and Offering Price Per Share, as of September 30, 2009
Income Fund

Class A net asset value per share
($3,041,313,773/197,610,348 shares)	$15.39
Maximum sales charge, Class A (3.75% of offering price)	$0.60

Offering price per share, Class A	$15.99

Class B net asset value and offering price per share
($59,126,646/3,858,698 shares)	$15.32

Class C net asset value and offering price per share
($372,837,587/24,236,395 shares)	$15.38

Class I net asset value and offering price per share
($307,977,567/19,993,255 shares)	$15.40

Class R net asset value and offering price per share
($11,570,580/747,629 shares)	$15.48

Class Y net asset value and offering price per share
($19,350,734/1,246,417 shares)	$15.53

Short Duration Income Fund

Class A net asset value per share
($1,758,619,385/106,739,562 shares)	$16.48
Maximum sales charge, Class A (2.75% of offering price)	$0.47

Offering price per share, Class A	$16.95

Class C net asset value and offering price per share
($219,341,781/13,366,008 shares)	$16.41

Class I net asset value and offering price per share
($28,045,379/1,696,852 shares)	$16.53

Class Y net asset value and offering price per share
($149,126,270/8,986,442 shares)	$16.59

Long-Term Income Fund

Class A net asset value per share
($77,636,738/4,454,909 shares)	$17.43
Maximum sales charge, Class A (3.75% of offering price)
$0.68
Offering price per share, Class A	$18.11

Ultra-Short Income Fund

Class A net asset value per share
($93,870,031/6,025,213 shares)	$15.58
Maximum sales charge, Class A (1.25% of offering price)	$0.20
Offering price per share, Class A	$15.78

Government Fund

Class A net asset value per share
($1,881,204/116,588 shares)	$16.14
Maximum sales charge, Class A (3.75% of offering price)	$0.63

Offering price per share, Class A	$16.77

Class C net asset value and offering price per share
($142,708/8,861.10 shares)	$16.10

CALCULATION OF YIELD AND TOTAL RETURN

Yield

            From time to time, each Fund may advertise its "yield." Yield is calculated separately for each class of a Fund. Yield quotations are historical, and are not intended to indicate future performance. "Yield" quotations refer to the aggregate imputed yield-to-maturity of each of the Fund's investments based on the market value as of the last day of a given thirty-day or one-month period, less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares which are entitled to receive dividends, times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. Each Fund's yield is computed according to the following formula:

Yield = 2[(a-b/cd+1)6 - 1]

where a = dividends and interest earned during the period using the aggregate imputed yield-to-maturity for each of the Fund's investments as noted above; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. Using this calculation, the yield for each Fund for the month ended September 30, 2009, was as follows:

Yield for Month Ended September 30, 2009
	Class A	Class B	Class C	Class I	Class R	Class Y

Income Fund	2.97%	2.21%	2.41%	3.77%	2.86%	3.48%
Short Duration Income Fund	2.06%	N/A	1.35%	2.54%	N/A	2.31%
Long-Term Income Fund	2.58%	N/A	N/A	N/A	N/A	N/A
Ultra-Short Income Fund	1.03%	N/A	N/A	N/A	N/A	N/A
Government Fund	1.08%	N/A	0.14%	N/A	N/A	N/A

            Yield will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating a Fund's performance in meeting its investment objective.

Total Return

            The Funds may each also advertise "total return." Total return is calculated separately for each class. Total return differs from yield in that yield figures measure only the income component of a Fund's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. Note: "Total Return" as quoted in the Financial Highlights section of the Fund's Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" (or "w/o max load" or "at NAV") as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

            Total return before taxes is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

            Total return after taxes on distributions is computed according to the following formula:

P(1 + T)n = ATVD

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distribution); n = number of years, and ATVD = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.

            Total return after taxes on distributions and sale of fund shares is computed according to the following formula:

P(1 + T)n = ATVDR

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions and redemption); n = number of years and ATVDR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions and redemption.

            Total return is historical in nature and is not intended to indicate future performance. All total return quotations, including returns after taxes, reflect the deduction of the Fund's maximum sales charge ("return with maximum load"), except quotations of return "without maximum load" (or "without CDSC" or "at NAV") which do not deduct a sales charge. Return without maximum load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for return with maximum load, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Class I and Class R shares do not have a sales charge.

            In the tables below, after-tax returns are shown only for Class A shares. The standardized total return for Class R shares of the Calvert Income Fund is "linked" to the Class A total return for the period prior to October 31, 2006, the inception date for Class R shares. Class R investment performance results for Calvert Income Fund for the period prior to October 31, 2006 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Actual Class R share performance would have been lower than Class A share performance because of higher Rule 12b-1 fees and other class-specific expenses that apply to Class R shares. The standardized total returns for Class Y shares of Calvert Income Fund and Calvert Short Duration Income Fund are "linked" to the Class A total returns for the period prior to February 29, 2008, the inception date for Class Y shares. Class Y investment performance results for Calvert Income Fund and Calvert Short Duration Income Fund for the period prior to February 29, 2008 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

            Returns for the Funds' shares for the periods indicated are as follows:

Calvert Income Fund

Before Taxes
Periods Ended	Class A		Class B		Class C		Class I	Class R
September 30, 2009	Total Return		Total Return		Total Return		Total Return	Total Return
	With	Without	With	Without	With	Without
	Maximum Load		CDSC		CDSC
One Year	2.20%	6.17%	1.19%	5.19%	4.41%	5.41%	6.87%	5.91%
Five Years	2.35%	3.14%	2.31%	2.31%	2.42%	2.42%	3.80%	2.97%
Ten Years	5.37%	5.77%	4.91%	4.91%	N/A	N/A	6.39%	5.69%
Since Inception*	8.29%	8.44%	4.93%	4.93%	5.04%	5.04%	6.59%	8.41%
Before Taxes
Periods Ended	Class Y
September 30, 2009	Total Return

One Year	6.59%
Five Years	3.26%
Ten Years	5.84%
Since Inception*	8.47%
After Taxes on Distributions
Periods Ended	Class A
September 30, 2009	Total Return
With
Maximum Load
One Year	0.58%
Five Years	0.55%
Ten Years	2.92%
After Taxes on Distributions and Sale of Fund Shares
Periods Ended	Class A
September 30, 2009	Total Return
With
Maximum Load
One Year	1.47%
Five Years	1.01%
Ten Years	3.12%
*	October 12, 1982 for Class A July 30, 1999 for Class B July 31, 2000 for Class C February 26, 1999 for Class I

            October 31, 2006 for Class R is the actual inception date. As stated above, however, Class R investment performance, including "since inception" performance, is "linked" to Class A at NAV performance for the period prior to October 31, 2006.

            February 29, 2008 for Class Y is the actual inception date. As stated above, however, Class Y investment performance, including "since inception" performance, is "linked" to Class A at NAV performance for the period prior to February 29, 2008.

Calvert Short Duration Income Fund

Before Taxes
Periods Ended	Class A		Class C		Class I	Class Y
September 30, 2009	Total Return		Total Return		Total Return	Total Return
	With	Without	With	Without
	Maximum Load		CDSC
One Year	6.23%	9.20%	7.37%	8.37%	9.68%	9.35%
Five Years	4.38%	4.96%	4.11%	4.11%	5.33%	5.01%
Since Inception*	5.78%	6.16%	4.55%	4.55%	6.25%	6.20%
After Taxes on Distributions
Periods Ended	Class A
September 30, 2009	Total Return
With
Maximum Load
One Year	4.75%
Five Years	2.70%
Since Inception*	4.03%
After Taxes on Distributions and Sale of Fund Shares
Periods Ended	Class A
September 30, 2009	Total Return
With
Maximum Load
One Year	4.03%
Five Years	2.75%
Since Inception*	3.92%
*	January 31, 2002 for Class A October 1, 2002 for Class C February 26, 2002 for Class I

            February 29, 2008 for Class Y is the actual inception date. As stated above, however, Class Y investment performance, including "since inception" performance, is "linked" to Class A at NAV performance for the period prior to February 29, 2008.

Calvert Long-Term Income Fund

Before Taxes
Periods Ended	Class A
September 30, 2009	Total Return
	With	Without
	Maximum Load
One Year	16.14%	20.66%
Since Inception*	7.73%	8.60%
After Taxes on Distributions
Periods Ended	Class A
September 30, 2009	Total Return
With
Maximum Load
One Year	13.70%
Since Inception*	5.88%
After Taxes on Distributions and Sale of Fund Shares
Periods Ended	Class A
September 30, 2009	Total Return
With
Maximum Load
One Year	10.65%
Since Inception*	5.54%
*	December 31, 2004 for Class A

Calvert Ultra-Short Income Fund

Before Taxes
Periods Ended	Class A
September 30, 2009	Total Return
	With	Without
	Maximum Load
One Year	5.08%	6.42%
Since Inception*	4.72%	5.17%
After Taxes on Distributions
Periods Ended	Class A
September 30, 2009	Total Return
With
Maximum Load
One Year	4.27%
Since Inception*	3.36%
After Taxes on Distributions and Sale of Fund Shares
Periods Ended	Class A
September 30, 2009	Total Return
With
Maximum Load
One Year	3.30%
Since Inception*	3.22%
*	October 31, 2006 for Class A

Calvert Government Fund

Before Taxes
Periods Ended	Class A		Class C
September 30, 2009	Total Return		Total Return
	With	Without	With	Without
	Maximum Load		Maximum Load
One Year	N/A	N/A	N/A	N/A
Since Inception*	3.96%	7.98%	6.33%	7.33%
After Taxes on Distributions
Periods Ended	Class A
September 30, 2009	Total Return
With
Maximum Load
One Year	N/A
Since Inception*	3.83%
After Taxes on Distributions and Sale of Fund Shares
Periods Ended	Class A
September 30, 2009	Total Return
With
Maximum Load
One Year	N/A
Since Inception*	2.57%

*	December 31, 2008 for Class A

            Total return, like yield and net asset value per share, fluctuates in response to changes in market conditions. Neither total return nor yield for any particular time period should be considered an indication of future return.

PURCHASE AND REDEMPTION OF SHARES

            Each Fund has authorized one or more broker/dealers to accept on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, accepts the order in good order. The customer orders will be priced at the Fund's Net Asset Value next computed after they are accepted by an authorized broker/dealer or the broker/dealer's authorized designee.

            The Funds have no arrangement with any person to permit frequent purchases and redemptions of Fund shares.

            Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case another person later presents the original certificates. No certificates will be issued for fractional shares.

            Each Fund has filed a notice of election under Rule 18f-1 with the SEC. The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the net asset value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash.) The notice of election is irrevocable while Rule 18f-1 is in effect unless the Commission permits the withdrawal of such notice.

            See the prospectus for more details on purchases and redemptions.

TRUSTEES AND OFFICERS

            The Board of Trustees supervises each Fund's activities and reviews its contracts with companies that provide it with services. Business information is provided below about the Trustees and Officers. "Independent" Trustees refers to those Trustees who are not interested persons as that term is defined in the 1940 Act and the rules thereunder.
Name & Age	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years	# of Calvert Portfolios Overseen	Other Directorships
INDEPENDENT TRUSTEES
RICHARD L. BAIRD, JR. AGE: 61	Trustee	1976	President and CEO of Adagio Health Inc. (formerly Family Health Council, Inc.) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	29	None
DOUGLAS E. FELDMAN, M.D. AGE: 61	Trustee	1982	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	12	None
JOHN G. GUFFEY, JR. AGE: 61	Trustee	1976	Treasurer and Director of Silby, Guffey and Co., Inc., a venture capital firm (inactive as of 2003) and President of Aurora Press Inc., a privately held publisher of trade paperbacks.	29	Ariel Funds (3) Calvert Social Investment Foundation Calvert Ventures, LLC
M. CHARITO KRUVANT AGE: 64	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	37	Acacia Federal Savings Bank Summit Foundation The Community Foundation for the National Capital Region
INTERESTED TRUSTEES
BARBARA J. KRUMSIEK* AGE: 57	Trustee & President	1997	President, Chief Executive Officer and Chair of Calvert Group, Ltd.	54	Calvert Social Investment Foundation Pepco Holdings, Inc. Acacia Life Insurance Company (Chair)
D. WAYNE SILBY, Esq.* AGE: 61	Trustee & Chair	1976	Mr. Silby is the founding Chair of the Calvert Funds. He is the Chair-Elect and a principal of Syntao.com, a Beijing-based company promoting corporate social responsibility. He was an officer and director of Silby, Guffey and Co., Inc., a venture capital firm (inactive as of 2003).	29	UNIFI Mutual Holding Company Calvert Social Investment Foundation Grameen Foundation USA Studio School Fund Syntao.com China The ICE Organization
Name & Age	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years
OFFICERS
KAREN BECKER AGE: 57	Chief Compliance Officer	2005	Chief Compliance Officer for the Calvert Funds. In March 2009, Ms. Becker also became Head of the Securities Operations Department for Calvert Asset Management Company, Inc.
SUSAN WALKER BENDER, Esq. AGE: 51	Assistant Vice President & Assistant Secretary	1988	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd.
JENNIFER BERG AGE: 36	Assistant Fund Controller	2009	Fund Administration Manager for Calvert Group Ltd.
THOMAS DAILEY AGE: 45	Vice President	2004	Vice President of Calvert Asset Management Company, Inc.
IVY WAFFORD DUKE, Esq. AGE: 41	Assistant Vice President & Assistant Secretary	1996	Assistant Vice President, Assistant Secretary and Deputy General Counsel of Calvert Group, Ltd., and Chief Compliance Officer for Calvert Asset Management Company, Inc. and Calvert Distributors, Inc.
TRACI L. GOLDT AGE: 36	Assistant Secretary	2004	Executive Assistant to General Counsel, Calvert Group, Ltd.
GREGORY G. HABEEB AGE: 59	Vice President	2004	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA AGE: 45	Assistant Treasurer	2000	Tax Compliance Manager of Calvert Group, Ltd.
LANCELOT A. KING, Esq. AGE: 39	Assistant Vice President & Assistant Secretary	2002	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd.
EDITH LILLIE AGE: 53	Assistant Secretary	2007	Assistant Secretary (since 2007) and Regulatory Matters Manager of Calvert Group, Ltd.
AUGUSTO DIVO MACEDO, Esq. AGE: 47	Assistant Vice President & Assistant Secretary	2007

Assistant Vice President, Assistant Secretary, and Associate Counsel Compliance of Calvert Group, Ltd. Prior to joining Calvert in 2005, Mr. Macedo served as 2nd Vice President at Acacia Life Insurance Company and The Advisors Group, Acacia's broker-dealer and federally registered investment adviser.

JANE B. MAXWELL, Esq. AGE: 57	Assistant Vice President & Assistant Secretary	2005	Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd.
ANDREW K. NIEBLER, Esq. AGE: 42	Assistant Vice President & Assistant Secretary	2006

Assistant Vice President, Assistant Secretary & Associate General Counsel of Calvert Group, Ltd.  Prior to joining Calvert in 2006, Mr. Niebler was an associate with Cleary, Gottlieb, Steen & Hamilton LLP.

CATHERINE P. ROY AGE: 53	Vice President	2004	Senior Vice President of Calvert Asset Management Company, Inc.
WILLIAM M. TARTIKOFF, Esq. AGE: 62	Vice President & Secretary	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
NATALIE TRUNOW AGE: 42	Vice President	2008

Senior Vice President of Calvert Asset Management Company, Inc., and Chief Investment Officer - Equities. Prior to joining Calvert in August 2008, Ms. Trunow was the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

RONALD M. WOLFSHEIMER, CPA AGE: 57	Treasurer	1979	Senior Vice President and Chief Financial and Administrative Officer of Calvert Group, Ltd.
MICHAEL V. YUHAS JR., CPA AGE: 48	Fund Controller	1999	Vice President of Fund Administration of Calvert Group, Ltd.

* Ms. Krumsiek is an interested person of the Funds since she is an Officer and Director of each Fund's Advisor and certain affiliates. Mr. Silby is an interested person of the Funds since he is a Director of the parent company of each Fund's Advisor.

            The address of Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, with the exception of Mr. Silby, whose address is 1715 18th Street, N.W., Washington, DC 20009. Trustees and officers as a group own less than 1% of any class of each Fund's outstanding shares.

            The Board of Trustees has two standing Committees:

    Governance Committee - Addresses matters of fund governance, including policies on Trustee compensation and Board and Committee structure and responsibilities; the functions of the Governance Committee of the Board also include those of a Nominating Committee, e.g., handling initiation and consideration of nominations for the appointment or election of independent Trustees of the Board. These matters were address in meetings held four times in the past fiscal year.. Ms. Kruvant and Messrs. Baird, Feldman, and Guffey comprise this Committee.

    Audit Committee - Approves and recommends to the Board independent public accountants to conduct the annual audit of each Fund's financial statements; reviews with the independent public accountants the outline, scope, and results of the annual audit; and reviews the performance and fees charged by the independent public accountants for professional services. In addition, the Audit Committee meets with the Fund's independent public accountants and representatives of Fund management to review accounting activities and areas of financial reporting and control. It met five times in the past fiscal year. Messrs. Baird and Feldman, and Ms. Kruvant comprise this Committee.

            The Board of Trustees of the Funds has retained Lipper Analytical Services, Inc. to provide the Board with an independent analysis of investment performance and expenses for each Fund, in connection with the Board's annual consideration of the renewal of the Funds' investment advisory and underwriting agreements, as required by Section 15(c) of the 1940 Act.

            The Trustees owned shares in the Funds and in all other Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2009:

Calvert Income Fund
Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Calvert Family of Funds

Disinterested Trustees
Richard L. Baird, Jr.	>$100,000	>$100,000
Douglas E. Feldman	None	$10,001-$50,000
John G. Guffey, Jr.	$50,001-$100,000	>$100,000
M. Charito Kruvant	$10,001-$50,000	>$100,000

Interested Trustees
Barbara J. Krumsiek	None	>$100,000
D. Wayne Silby	$50,001-$100,000	>$100,000

Calvert Short Duration Income Fund
Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Calvert Family of Funds

Disinterested Trustees
Richard L. Baird, Jr.	None	>$100,000
Douglas E. Feldman	None	$10,001-$50,000
John G. Guffey, Jr.	>$100,000	>$100,000
M. Charito Kruvant	None	>$100,000

Interested Trustees
Barbara J. Krumsiek	None	>$100,000
D. Wayne Silby	$10,001-$50,000	>$100,000

Calvert Long-Term Income Fund
Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Calvert Family of Funds

Disinterested Trustees
Richard L. Baird, Jr.	None	>$100,000
Douglas E. Feldman	None	$10,001-$50,000
John G. Guffey, Jr.	$10,001-$50,000	>$100,000
M. Charito Kruvant	None	>$100,000

Interested Trustees
Barbara J. Krumsiek	None	>$100,000
D. Wayne Silby	None	>$100,000

Calvert Ultra-Short Income Fund
Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Calvert Family of Funds

Disinterested Trustees
Richard L. Baird, Jr.	None	>$100,000
Douglas E. Feldman	None	$10,001-$50,000
John G. Guffey, Jr.	>$100,000	>$100,000
M. Charito Kruvant	None	>$100,000

Interested Trustees
D. Wayne Silby	None	>$100,000
Barbara J. Krumsiek	None	>$100,000

Calvert Government Fund
Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Calvert Family of Funds

Disinterested Trustees
Richard L. Baird, Jr.	None	>$100,000
Douglas E. Feldman	None	$50,001-$100,000
John G. Guffey, Jr.	$10,001-$50,000	>$100,000
M. Charito Kruvant	None	>$100,000

Interested Trustees
D. Wayne Silby	None	>$100,000
Barbara J. Krumsiek	None	>$100,000

            Trustees not affiliated with the Advisor may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any fund in the Calvert Family of Funds through the Trustees/Directors Deferred Compensation Plan. Management believes this will have a negligible effect on each Fund's assets, liabilities, net assets, and net income per share.

Trustee Compensation Table

The Calvert Fund

            The following tables (unaudited numbers) set forth information describing the compensation of each Trustee for his/her services to the Fund for the most recent fiscal year ended September 30, 2009, and to all of the portfolios in the Fund Complex. Each portfolio within The Calvert Fund is responsible for a proportionate share of these payments.
Name of Person, Position	Aggregate Compensation From Fund (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Total Compensation From Fund and Fund Complex Paid to Directors****
Richard L. Baird, Jr.** (Trustee)	$40,282	$20,141	$111,875
Douglas E. Feldman (Trustee)	$42,077	$0	$53,000
John G. Guffey, Jr.** (Trustee)	$32,576	$5,159	$104,625
M. Charito Kruvant** (Trustee)	$42,077	$6,796	$107,750
Arthur J. Pugh**, **** (Trustee)	$42,077	$0	$107,750
Barbara J. Krumsiek* (Trustee & President)	$0	$0	$0
David R. Rochat*, **** (Trustee & Senior Vice President)	$31,986	$31,986	$40,250
D. Wayne Silby, Esq.*,** (Trustee & Chair)	$31,986	$18,370	$104,750

*Ms. Krumsiek is an interested person of the Funds since she is an Officer and Trustee of each Fund's Advisor and certain affiliates. Mr. Silby is an interested person of the Fund since he is a Trustee of the parent company of each Fund's Advisor. Mr. Rochat is an interested person of the Fund since he was an Officer and Trustee of each Fund's Advisor within the last two fiscal years.

**Messrs. Baird, Guffey and Silby and Ms. Kruvant have chosen to defer a portion of their compensation. As of September 30, 2009, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $255,893; $356,644; $522,958; and $404,517; for each of them, respectively.

***As of September 30, 2009, the Fund Complex consisted of fifty-four (54) Funds.

****Messrs. Pugh and Rochat resigned from the Board of Trustees effective December 31, 2009.

INVESTMENT ADVISOR

            The Funds' Investment Advisor is Calvert Asset Management Company, Inc., a subsidiary of Calvert Group, Ltd., which is a subsidiary of UNIFI Mutual Holding Company. Under the Investment Advisory Agreement with respect to the Funds, the Advisor provides investment advice to the Funds and oversees the day-to-day operations, subject to the supervision and direction of the Board of Trustees.

            The Advisor provides the Funds with investment supervision and management, and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Trustees who are employees of the Advisor or its affiliates. The Funds pay all their other respective administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; respective administrative service fees; fund accounting fees; federal and state securities registration fees; salaries, fees and expenses of Trustees, executive officers and employees of the Funds, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and business fees; expenses of printing and mailing reports, notices, prospectuses and proxy material to shareholders; shareholder meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. As explained in the Prospectus fee table footnotes, the Funds have an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Funds' uninvested cash balances. These credits are used to reduce Fund expenses. In those Funds where the total annual fund operating expenses are subject to a contractual expense limitation, the Advisor could be deemed to have an incentive to leave greater cash balances at the custodian, since it receives the benefit of any expense offset credit. The Board of Trustees periodically reviews and evaluates the expense offset arrangement.

            Under the Investment Advisory Agreement, for its services, the Advisor receives an annual fee, payable monthly, of 0.40% of the first $2 billion of the average daily net assets of Calvert Income Fund, 0.375% of all assets above $2 billion up to $7.5 billion, 0.35% of all assets above $7.5 billion up to $10 billion, and 0.325% of all assets above $10 billion; 0.35% of the first $750 million of the average daily net assets of Calvert Short Duration Income Fund, 0.325% of the next above $750 million; and 0.30% of all assets in excess of $1.5 billion; 0.40% of the average daily net assets each of Calvert Long-Term Income Fund and Calvert Government Fund; and 0.30% of the first $1 billion of the average daily net assets of Calvert Ultra-Short Income Fund and 0.29% of all assets above $1 billion. The Advisor reserves the right to (i) waive all or a part of its fee; (ii) reimburse a Fund for expenses; and (iii) pay broker/dealers in consideration of their promotional or administrative services. The Advisor may, but is not required to, waive current payment of its fees, or reimburse expenses of the Fund, except as noted in the Fund's Prospectus. Investment advisory fees are allocated among classes as a Fund-level expense based on net assets.

            The following chart shows the Investment Advisory fees paid to the Advisor by the Funds for the past three fiscal years:
	2007	2008	2009
Calvert Income Fund	$20,669,901	$23,359,832	$15,888,029
Calvert Short Duration Income Fund	$1,789,388	$3,325,132	$5,356,941
Calvert Long-Term Income Fund	$36,950	$79,486	$193,517
Calvert Ultra-Short Income Fund	$6,969*	$25,269	$162,738
Calvert Government Fund	N/A	N/A	$4,677**

*From inception (10/31/06) through 9/30/07.

**From inception (12/31/08) through 9/30/09.

PORTFOLIO MANAGER DISCLOSURE

            Additional information about each Fund's Portfolio Managers, identified in the applicable Prospectus of the Fund, is provided below.

A. Other Accounts Managed by Portfolio Managers of the Funds

            The following Portfolio Managers of the Funds are also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below. This information includes accounts managed by any group which includes the identified Portfolio Manager. The "Other Accounts" category includes accounts managed in the Portfolio Manager's personal as well as professional capacities.

CALVERT INCOME FUND

Calvert:
Gregory Habeeb
Accounts Managed other than Calvert Income Fund as of September 30, 2009	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	11	0	3
Total Assets in Other Accounts Managed	$3,618,062,890	$0	$96,896,373
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

Calvert:
Michael Abramo
Accounts Managed other than Calvert Income Fund as of September 30, 2009	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

CALVERT SHORT DURATION INCOME FUND

Calvert:
Gregory Habeeb
Accounts Managed other than Calvert Short Duration Income Fund as of September 30, 2009	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	11	0	3
Total Assets in Other Accounts Managed	$5,298,848,319	$0	$96,896,373
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

Calvert:
Matthew Duch
Accounts Managed other than Calvert Short Duration Income Fund as of September 30, 2009	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

CALVERT LONG-TERM INCOME FUND

Calvert:
Gregory Habeeb
Accounts Managed other than Calvert Long-Term Income Fund as of September 30, 2009	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	11	0	3
Total Assets in Other Accounts Managed	$7,362,595,253	$0	$96,896,373
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

CALVERT ULTRA-SHORT INCOME FUND

Calvert:
Gregory Habeeb
Accounts Managed other than Calvert Ultra-Short Income Fund as of September 30, 2009	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	11	0	3
Total Assets in Other Accounts Managed	$7,347,564,176	$0	$96,896,373
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

CALVERT GOVERNMENT FUND

Calvert:
Gregory Habeeb
Accounts Managed other than Calvert Government Fund as of September 30, 2009	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	11	0	3
Total Assets in Other Accounts Managed	$7,437,879,147	$0	$96,896,373
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

B. Potential Conflicts of Interest in Managing a Fund and Other Accounts

            The following describes material conflicts of interest, which may potentially arise in connection with the management of a Fund's investments by a Portfolio Manager and that individual's simultaneous management of the investments of any other accounts listed in this SAI. See "Other Accounts Managed by Portfolio Managers of the Funds" above.

            When a Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. The portfolio management team members are aware of and abide by the Advisor's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Each Fund relies on an equitable allocation methodology that considers such factors as account size, investment objective, holdings, suitability and availability of cash for investment. In addition, performance dispersion among accounts employing similar investment strategy but with different fee structures is periodically examined by the Advisor to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

C. Compensation of Portfolio Managers of the Funds

            Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by each Portfolio Manager from a Fund, the Advisor of the Fund, or any other sources with respect to management of the Fund, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI. See "Other Accounts Managed by Portfolio Managers of the Funds" above.

Gregory Habeeb and Michael Abramo

            The following compensation information is identical with respect to Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund and Calvert Government Fund as well as the respective Other Accounts listed above in relation to these Funds and managed by each of the identified Portfolio Managers.

Compensation with Respect to Management of Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund and Calvert Government Fund and Other Accounts as of September 30, 2009 (Calvert Income Fund only for Michael Abramo; Calvert Short Duration Income Fund only for Matthew Duch)

Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peer standards.
Bonus (cash)	Calvert

Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e., net earnings) of Calvert Group, Ltd., parent of the Advisor, long- and short-term performance of Funds overseen, relative to Fund benchmarks and growth in Fund assets. Also based on qualitative factors, such as the ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

D. Securities Ownership of Portfolio Managers of the Funds

            With respect to each Portfolio Manager identified in the Prospectus, the following information sets forth the Portfolio Manager's beneficial ownership of securities as of September 30, 2009 in the Fund(s) managed by that individual. The securities were valued as of September 30, 2009. (Specified ranges: none; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)

Portfolio	Firm	Name of Portfolio Manager	Portfolio Ownership
Calvert Income Fund	Calvert	Gregory Habeeb	$500,001 -- 1,000,000
		Michael Abramo	None
Calvert Short Duration Income Fund	Calvert	Gregory Habeeb	$100,001 -- 500,000
		Matthew Duch	$10,001 -- 50,000
Calvert Long-Term Income Fund	Calvert	Gregory Habeeb	None
Calvert Ultra-Short Income Fund	Calvert	Gregory Habeeb	$100,001 -- 500,000
Calvert Government Fund	Calvert	Gregory Habeeb	$100, 001 -- 500,000

ADMINISTRATIVE SERVICES AGENT

            Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by each Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative services fee payable monthly (as a percentage of average daily net assets) of 0.30% of the first $3 billion of the average daily net assets of Classes A, B, C, R and Y of Calvert Income Fund, 0.25% of the next $2 billion of all Class A, B, C, R and Y assets of the Fund and 0.225% of all class A, B, C, R and Y assets of the Fund in excess of $5 billion; 0.30% of the first $1.5 billion of the average daily net assets for Class A, C and Y of Calvert Short Duration Income Fund and 0.275% of all Class A, C and Y assets in excess of $1.5 billion; 0.30% for Class A of Calvert Long-Term Income Fund; 0.25% for Class A of Calvert Ultra-Short Income Fund; 0.15% for Class A and Class C of Calvert Government Fund; and 0.10% for Class I for Calvert Income Fund and Calvert Short Duration Income Fund.

            The following chart shows the administrative fees paid to CASC by the Funds for the past three fiscal years:
	2007	2008	2009
Calvert Income Fund	$14,499,594	$15,737,217	$11,106,966
Calvert Short Duration Income Fund	$1,533,449	$2,896,754	$4,752,002
Calvert Long-Term Income Fund	$27,713	$59,614	$145,138
Calvert Ultra-Short Income Fund	$5,807*	$21,057	$135,615
Calvert Government Fund	N/A	N/A	$1,754**

______________

* From inception (10/30/06) through 9/30/07.

**From inception (12/31/08) through 9/30/09.

METHOD OF DISTRIBUTION

            Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Funds. CDI is an affiliate of each Fund's Advisor. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Funds' shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

            Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Funds have adopted Distribution Plans (the "Plans"), which permit the Funds to pay certain expenses associated with the distribution of shares. Such expenses for Class A shares may not exceed, on an annual basis, 0.50% of each Fund's average daily net assets. Expenses under the Class B Plan of Calvert Income Fund and expenses under the Class C Plans for Calvert Income Fund, Calvert Short Duration Income Fund and Calvert Government Fund may not exceed, on an annual basis, 1.00% of the respective Fund's Class B or Class C average daily net assets. Neither Class I nor Class Y has a Plan. Expenses under the Class R Plan of Calvert Income Fund may not exceed, on an annual basis, 0.75% of that Fund's average daily net assets. A Fund's Class A Plan reimburses CDI only for expenses it incurs, while the Class B, C and R Plans compensate CDI at a set rate regardless of CDI's expenses. Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Fund shareholders, compensation to broker/dealers, underwriters, and salespersons, and, for Class B, interest and finance charges.

            The Funds' Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Funds (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees who are not interested persons of the Funds is committed to the discretion of such independent Trustees. In establishing the Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders, including economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.

            The Plans may be terminated by vote of a majority of the independent Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class of the Funds. If a Fund should ever switch to a new principal underwriter without terminating the Class B Plan, the fee would be prorated between CDI and the new principal underwriter. Any change in the Plans that would materially increase the distribution cost to a Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Trustees, including a majority of the independent Trustees as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Trustees.

            As noted above, distribution and shareholder servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Plan expenses (paid by the Funds as part of the annual operating expenses). In addition to these payments, the Advisor, CDI and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Funds. The Advisor, CDI and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms' accounts for their marketing, distribution, and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees. In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program. This list may be changed from time to time. As of December 31, 2009, the Advisor, CDI and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms: Ameriprise Financial Services, Charles Schwab & Co., Inc., CUSO, Fidelity, J.P. Morgan, LPL Financial Services, Marshall & Ilsley, Merrill Lynch, Morgan Stanley Smith Barney, National Financial Services, LLC, Pershing, Prudential, SunGard Institutional Brokerage Inc., Thrivent Financial for Lutherans, UBS Financial Services, Wells Fargo Advisors, and Wells Fargo Investments.

Where payments are being made to a broker/dealer to encourage sales of Fund shares, the broker/dealer has an incentive to recommend Fund shares to its customers. The Advisor does not use Fund brokerage to compensate broker/dealers for the sale of Fund shares.

            The Funds have entered into an agreement with CDI as principal underwriter. CDI makes a continuous offering of each Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee and a service fee from the Funds based on the average daily net assets of each Fund's respective classes. These fees are paid pursuant to the Funds' Plan.

            Total Plan Expenses paid to CDI by the Funds for the fiscal year ended September 30, 2009 were:
	Class A	Class B	Class C	Class R
Calvert Income Fund	$8,254,508	$678,382	$3,852,862	$41,371
Calvert Short Duration Income Fund	$3,435,692	N/A	$1,343,220	N/A
Calvert Long-Term Income Fund	$120,948	N/A	N/A	N/A
Calvert Ultra-Short Income Fund	$135,615	N/A	N/A	N/A
Calvert Government Fund*	$2,842	N/A	$323	N/A

______________

* From inception (12/31/08) through 9/30/09.

For the fiscal year ended September 30, 2009, the Funds' Plan expenses for each class were spent for the following purposes:
Calvert Income Fund	Class A	Class B	Class C	Class R
Compensation to broker/dealers	$8,234,428	$192,342	$3,181,358	$41,371
Compensation to sales personnel	$0	$0	$0	$0
Advertising	$0	$0	$0	$0
Printing and mailing of prospectuses to other than current shareholders	$20,080	$0	$0	$0
Compensation to underwriters	$0	$486,040	$671,504	$0
Interest, financing charges	$0	$0	$0	$0
Other	$0	$0	$0	$0

Calvert Short Duration Income Fund	Class A	Class C
Compensation to broker/dealers	$3,294,703	$560,343
Compensation to sales personnel	$0	$0
Advertising	$75,696	$0
Printing and mailing of prospectuses to other than current shareholders	$31,978	$0
Compensation to underwriters	$0	$782,877
Interest, financing charges	$0	$0
Other	$33,315	$0

Calvert Long-Term Income Fund	Class A
Compensation to broker/dealers	$120,948
Compensation to sales personnel	$0
Advertising	$0
Printing and mailing of prospectuses to other than current shareholders	$0
Compensation to underwriters	$0
Interest, financing charges	$0
Other	$0

Calvert Ultra-Short Income Fund	Class A
Compensation to broker/dealers	$129,180
Compensation to sales personnel	$0
Advertising	$5,417
Printing and mailing of prospectuses to other than current shareholders	$1,018
Compensation to underwriters	$0
Interest, financing charges	$0
Other	$0

Calvert Government Fund*	Class A	Class C
Compensation to broker/dealers	$633	$83
Compensation to sales personnel	$1,094	$0
Advertising	$685	$0
Printing and mailing of prospectuses to other than current shareholders	$10	$0
Compensation to underwriters	$352	$240
Interest, financing charges	$0	$0
Other	$68	$0

___________

* From inception 12/31/08 through 9/30/09.

Calvert Income Fund, Calvert Long-Term Income Fund and Calvert Government Fund

            Class A shares are offered at net asset value plus a front-end sales charge as follows:
Amount of Investment	As a % of offering price	As a % of net amount invested	Allowed to Brokers as a % of offering price

Less than $50,000	3.75%	3.90%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.25%
$100,000 but less than $250,000	2.25%	2.30%	1.75%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%*

Calvert Short Duration Income Fund

            Class A shares are offered at net asset value plus a front-end sales charge as follows:

Amount of Investment	As a % of offering price	As a % of net amount invested	Allowed to Brokers as a % of offering price

Less than $50,000	2.75%	2.83%	2.25%
$50,000 but less than $100,000	2.25%	2.30%	1.75%
$100,000 but less than $250,000	1.75%	1.78%	1.25%
$250,000 but less than $500,000	1.25%	1.27%	0.95%
$500,000 but less than $1,000,000	1.0%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%*

Calvert Ultra-Short Income Fund

            Class A shares are offered at net asset value plus a front-end sales charge as follows:

Amount of Investment	As a % of offering price	As a % of net amount Invested	Allowed to Brokers as a % of offering price
Less than $50,000	1.25%	1.27%	1.00%
$50,000 but less than $100,000	1.00%	1.01%	0.75%
$100,000 but less than $250,000	0.75%	0.76%	0.50%
$250,000 and over	0.00%*	0.00%*	0.00%*

* Purchases of Class A shares in Calvert Income Fund, Calvert Long-Term Income Fund and Calvert Government Fund at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid are subject to a CDSC of 0.80%. Purchases of Class A shares in Calvert Short Duration Income Fund at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid are subject to a CDSC of 0.50%. Purchases of Class A shares in Calvert Ultra-Short Income Fund at NAV for accounts with $250,000 or more on which a finder's fee has been paid are subject to a 12-month CDSC of 1.00%. (See "Choosing a Share Class" in the Prospectus).

            CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions) and, for Class A only, the net amount retained by CDI (i.e., not reallowed to dealers) for the last three fiscal years were:

Calvert Income Fund
Fiscal Year	2007		2008		2009
	Gross	Net	Gross	Net	Gross	Net
Class A	$653,615	$554,515	$468,163	$367,431	$170,345	$123,038

Class B	$0		$0		$0

Class C	$97,227		$88,335		$105,631

Calvert Short Duration Income Fund
Fiscal Year	2007		2008		2009
	Gross	Net	Gross	Net	Gross	Net
Class A	$91,484	$68,756	$159,324	$133,067	$213,531	$172,037

Class C	$18,110		$24,401		$77,660

Calvert Long-Term Income Fund
Fiscal Year	2007		2008		2009
	Gross	Net	Gross	Net	Gross	Net
Class A	$4,649	$3,106	$24,848	$14,382	$41,703	$26,524

Calvert Ultra-Short Income Fund
Fiscal Year	2007*		2008		2009
	Gross	Net	Gross	Net	Gross	Net
Class A	$687	$345	$5,444	$4,948	$11,310	$8,994

Calvert Government Fund
Fiscal Year	2007		2008		2009**
	Gross	Net	Gross	Net	Gross	Net
Class A	N/A	N/A	N/A	N/A	$8,112	$3,771

Class C	N/A	N/A	N/A	N/A	$88

______________

* From inception (10/30/06) through 9/30/07.

** From inception (12/31/08) through 9/30/09.

            Fund Trustees and certain other affiliated persons of the Funds are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Funds. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See the Prospectus for additional share purchase information.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

            Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust Company, N.A., has been retained by the Funds to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

            Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., has been retained by the Funds to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker/dealer data, and preparing and distributing statements to shareholders regarding their accounts.

            For these services, BFDS receives a fee based on the number of shareholder accounts and transactions, while CSSI receives a fee based on the asset class (money market, fixed income and equities) and the resources necessary to support the various services each asset class requires. CSSI may contract with subagents, at the Funds' expense, to provide recordkeeping and subaccounting services to the Funds. The following chart shows the shareholder servicing fees paid to CSSI by the Funds for the past three fiscal years:
	2007	2008	2009
Calvert Income Fund	$845,115	$872,978	$748,957
Calvert Short Duration Income Fund	$85,146	$172,062	$338,909
Calvert Long-Term Income Fund	$1,997	$4,018	$12,279
Calvert Ultra-Short Income Fund	$169*	$868	$5,381
Calvert Government Fund	N/A	N/A	$245**

* From inception (10/30/06) through 9/30/07.

** From inception (12/31/08) through 9/30/09.

PORTFOLIO TRANSACTIONS

            The Funds' Advisor places orders with broker-dealers for the Funds' portfolio transactions. Fixed income securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees.

            Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Funds' Advisor makes investment decisions and selects brokers and dealers under the direction and supervision of the Board of Trustees.

            Broker/dealers who execute portfolio transactions on behalf of the Funds are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity and financial condition, subject to the Advisor's obligation to seek best execution. The Funds have adopted a policy that prohibits the Advisor from using Fund brokerage to compensate broker/dealers for promotion or sale of Fund shares.

            For the last three fiscal years, total brokerage commissions paid were as follows:
	2007	2008	2009
Calvert Income Fund	$961,786	$849,479	$932,843
Calvert Short Duration Income Fund	$27,802	$9,919	$73,455
Calvert Long-Term Income Fund	$433	$293	$4,372
Calvert Ultra-Short Income Fund	$0*	$0	$416
Calvert Government Fund	N/A	N/A	$590**

* From inception (10/30/06) through 9/30/07.

** From inception (12/31/08) through 9/30/09.

            Calvert Short Duration Income Fund and Calvert Long-Term Income Fund each experienced an increase in brokerage commissions due to more active trading in U.S. Treasury futures.

            Calvert Income Fund, Calvert Short Duration Income Fund, and Calvert Long-Term Income Fund did not pay any brokerage commissions to affiliated persons for the last three fiscal years.

            The Funds' Advisor selects brokers on the basis of best execution. In some cases the Advisor selects brokers that provide research and research-related services to it. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process.

            If, in the judgment of the Advisor, the Funds or other accounts managed by it will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Funds as well as other Calvert Funds and managed accounts.

            For the fiscal year ended September 30, 2009, the Advisor did not allocate brokerage commissions for soft dollar research services for the Funds. For the fiscal year ended September 30, 2009, the Advisor received no soft-dollar credits in connection with fixed-price offerings for the Funds.

            As of September 30, 2009, the following Funds held securities of their "regular broker-dealers" (as defined in the 1940 Act) or of the parents of those broker-dealers as indicated in the amounts shown below:
Fund	Broker/Dealer	Type of Security D = debt E = equity	Amount
Calvert Income Fund	Banc of America Commercial Mortgage, Inc.	D	$11,309,000
	Barclays Bank plc	D	$5,286,000
	Citigroup Funding, Inc.	D	$33,446,000
	Citigroup, Inc.	D	$14,027,000
	Deutsche Bank	D	$44,647,000
	Goldman Sachs Group, Inc.	D	$12,600,000
	JPMorgan Chase & Co.	D	$63,654,000
	State Street Bank and Trust Co.	D	$8,829,000
	Merrill Lynch & Co., Inc.	D	$15,702,000
	Morgan Stanley	D	$5,808,000

Calvert Short Duration Income Fund	Banc of America Commercial Mortgage, Inc.	D	$2,900,000
	Banc of America Mortgage Securities, Inc.	D	$350,000
	Bank of America Corp.	D	$18,614,000
	Barclays Bank plc	D	$6,229,000
	Citigroup Funding, Inc.	D	$28,143,000
	Citigroup, Inc.	D	$19,635,000
	Goldman Sachs Group, Inc.	D	$36,677,000
	JPMorgan Chase & Co.	D	$57,915,000
	State Street Bank and Trust Co.	D	$10,039,000
	American Express Centurion Bank	D	$8,250,000
	Merrill Lynch & Co., Inc.	D	$11,060,000
	Merrill Lynch Mortgage Investors, Inc.	D	$15,632,000
	Morgan Stanley	D	$3,020,000

Calvert Long-Term Income Fund	Barclays Bank plc	D	$503,000
	Citigroup Funding, Inc.	D	$501,000
	Citigroup, Inc.	D	$820,000
	JPMorgan Chase & Co.	D	$554,000

Calvert Ultra-Short Income Fund	Bank of America Corp.	D	$854,000
	Citibank	D	$751,000
	Citigroup Funding, Inc.	D	$1,004,000
	Citigroup, Inc.	D	$98,000
	Deutsche Bank	D	$80,000
	Goldman Sachs Group, Inc.	D	$2,212,000
	JPMorgan Chase & Co.	D	$1,858,000
	State Street Bank and Trust Co.	D	$502,000
	Merrill Lynch & Co., Inc.	D	$498,000
	Morgan Stanley	D	$201,000

Calvert Government Fund	Citibank	D	$25,000
	Citigroup Funding, Inc.	D	$30,000
	Goldman Sachs Group, Inc.	D	$110,000
	JPMorgan Chase & Co.	D	$95,000
	Morgan Stanley	D	$30,000
	State Street Bank and Trust Co.	D	$35,000

            The portfolio turnover rates for the last two fiscal years were as follows:
	2008	2009
Calvert Income Fund	982%	793%
Calvert Short Duration Income Fund	495%	359%
Calvert Long-Term Income Fund	604%	781%
Calvert Ultra-Short Income Fund	475%	300%
Calvert Government Fund	N/A	428%*

* From inception (12/31/08) through 9/30/09.

            The changes in turnover rate for the Funds reflect changes in strategic opportunities in the market regarding duration and yield curve positioning, active trading and security valuation.

PORTFOLIO HOLDINGS DISCLOSURE

            The Funds have adopted a Portfolio Holdings Disclosure Policy ("Disclosure Policy") that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding a Fund's portfolio holdings.

Publicly Available Portfolio Holdings

            Information regarding a Fund's portfolio holdings is publicly available: (1) at the time such information is filed with the SEC in a publicly available filing; or (2) the day next following the day when such information is posted on the www.calvert.com website. This information may be a Fund's complete portfolio holdings, such as those disclosed in its semi-annual or annual reports and filed with the SEC on Form N-CSR or in its quarterly holding reports filed with the SEC on Form N-Q after the Fund's first and third fiscal quarters. From time to time, a Fund may disclose on www.calvert.com whether it holds a particular security, in response to media inquiries. A Fund's publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.

Non-Public Portfolio Holdings

            The Funds' Disclosure Policy, as described generally below, allows the disclosure of a Fund's non-public portfolio holdings for the Fund's legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

            Subject to approval from the Legal Department of Calvert Group, Ltd., a representative from the Administrator may provide a Fund's non-public portfolio holdings to a recognized rating and ranking organization, without limitation on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

            A service provider or other third party that receives information about a Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g., a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings without limitation on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

            A Fund's partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Funds and current and prospective clients of the Advisor, provided that: (1) the recipient makes a specific request to the General Counsel of Calvert Group, Ltd. (or his designee) ("Authorized Individual"); (2) the Authorized Individual determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient; (3) the Authorized Individual (if other than the General Counsel) obtains prior approval from the Legal Department; and (4) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual. The Disclosure Policy further provides that, in approving a request, the Authorized Individual considers the recipient's need for the relevant holdings information, whether the disclosure will benefit the Fund, or, at a minimum, not harm the Fund, and what conflicts may result from such disclosures.

            Under the Disclosure Policy, neither a Fund, the Advisor nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipients of the Fund's non-public portfolio holdings. The Disclosure Policy is subject to annual review by the Fund's Board of Trustees. The Fund's Board of Trustees shall also receive annual reports from Fund Management on those entities to whom such disclosure has been made.

Ongoing Arrangements

            The following is a list of those entities to whom information about the Fund's portfolio securities is made available and the frequency (following a 15 day lag), including the identity of the persons who receive information pursuant to such arrangements. In all such cases, disclosure is made subject to a written confidentiality agreement, which includes provisions preventing use of the information to trade.

Name of Entity	Information Provided	Frequency Provided
Aris Corporation	Portfolio Holdings	Quarterly
Asset Consulting Group	Portfolio Holdings	Quarterly
Asset Strategy Consultants	Portfolio Holdings	Quarterly
Bank of Ann Arbor Trust Company	Portfolio Holdings	Quarterly
Bank of Oklahoma Trust Company	Portfolio Holdings	Quarterly
Baybridge Consulting	Portfolio Holdings	Quarterly
Bidart & Ross	Portfolio Holdings	Quarterly
Bloomberg	Portfolio Holdings	Monthly
Blue Prairie Group	Portfolio Holdings	Quarterly
Callan Associates	Portfolio Characteristics, Top Holdings	Quarterly
Cambridge Associates	Portfolio Holdings	Quarterly
Capital Market Consultants, LLC	Portfolio Holdings	Quarterly
Care Group	Portfolio Holdings	Quarterly
Chittenden Trust Company	Portfolio Characteristics	Quarterly
Citigroup Consulting	Portfolio Holdings	Quarterly
Colonial Consulting	Portfolio Holdings	Quarterly
Consulting Services Group	Portfolio Holdings	Quarterly
Cook Street Consulting	Portfolio Holdings	Quarterly
Rogers Casey	Portfolio Holdings	Quarterly
DiMeo Schneider & Associates, L.L.C.	Portfolio Holdings	Quarterly
Educap, Inc.	Portfolio Characteristics	Quarterly
Evaluation Associates	Portfolio Holdings	Quarterly
FactSet	Portfolio Holdings	Monthly
First Horizon National Corp.	Portfolio Holdings	Quarterly
Fulton Financial/Claremont Investments	Portfolio Holdings	Quarterly
Fund Evaluation Group	Portfolio Holdings	Quarterly
Hartland & Co.	Portfolio Holdings	Quarterly
HC Asset Management	Portfolio Holdings	Quarterly
Hewitt	Portfolio Holdings	Quarterly
Innovest Portfolio Solutions	Portfolio Holdings	Quarterly
Institutional Consulting Group	Portfolio Holdings	Quarterly
John M. Lloyd Foundation	Portfolio Holdings	Quarterly
JP Morgan Private Bank	Portfolio Characteristics	Quarterly
KPMG	Portfolio Holdings	Annually
LCG Associates	Portfolio Holdings	Quarterly
Lipper	Portfolio Holdings	Monthly
Maryland State Treasurer's Office	Portfolio Holdings	Quarterly
Mees Pierson	Portfolio Holdings, Portfolio Characteristics, Asset Allocation	Quarterly
M&I Investments	Portfolio Characteristics	Quarterly
Mennonite Foundation	Portfolio Holdings	Quarterly
Mercer Consulting, Inc.	Portfolio Characteristics, Top Holdings	Quarterly
Millennium Trust Company	Portfolio Holdings	Quarterly
Milliman & Associates	Portfolio Holdings	Quarterly
Monticello & Associates	Portfolio Holdings	Quarterly
Morningstar	Portfolio Holdings	Monthly
National Grid	Portfolio Holdings	Quarterly
New England Pension Consulting	Portfolio Characteristics, Top Holdings	Quarterly
New York State Common Retirement Fund	Portfolio Holdings	Quarterly
Oak Hill Fund	Portfolio Holdings	Quarterly
Patagonia	Portfolio Holdings	Quarterly
Preferred Property Life and Casualty	Portfolio Holdings	Quarterly
Prima Capital	Portfolio Characteristics	Quarterly
Prime Buchholz	Portfolio Holdings	Quarterly
PWC	Portfolio Holdings	Quarterly
R.V. Kuhns	Portfolio Holdings	Quarterly
Reliance Financial	Portfolio Holdings	Quarterly
Reuters Limited	Portfolio Holdings	Monthly
Rice Heard & Bigelow	Portfolio Characteristics	Quarterly
RiskMetrics Group	Portfolio Holdings	Daily
Rocaton Investment Advisors	Portfolio Holdings	Quarterly
Rogers Casey	Portfolio Holdings	Quarterly
Segal Advisors	Portfolio Holdings	Quarterly
SG Corporate & Investment Banking	Portfolio Holdings	Monthly
Sierra Fund	Portfolio Holdings	Quarterly
Smith Hayes Consulting	Portfolio Holdings	Quarterly
St. Paul Electrical Workers	Portfolio Holdings	Quarterly
State of Idaho	Portfolio Holdings	Quarterly
Summit Investment Partners	Portfolio Holdings	Quarterly
TD Bank Wealth Management Group	Portfolio Holdings	Quarterly
TRUSCO	Portfolio Holdings	Quarterly
Uhrlaub	Portfolio Holdings	Quarterly
Vestek	Portfolio Holdings	Monthly
Wachovia	Portfolio Holdings, Portfolio Characteristics	Quarterly
Watson Wyatt	Portfolio Holdings	Quarterly
WEA Trust	Portfolio Characteristics	Quarterly
Wells Fargo Private Client Group	Portfolio Holdings	Quarterly
Wilshire Associates	Portfolio Holdings	Quarterly
Woodcock Financial	Portfolio Holdings	Quarterly
Wurts and Associates	Portfolio Holdings	Quarterly

PERSONAL SECURITIES TRANSACTIONS

            The Funds, Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the investment personnel of the Advisor to invest in securities that may be purchased or held by the Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material nonpublic information.

PROXY VOTING DISCLOSURE

            Please refer to Appendix A of this SAI for the Global Proxy Voting Guidelines of the Calvert Funds. The Guidelines include the policies and procedures that the Funds use in determining how to vote proxies relating to portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Fund shareholders, and those of a Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF TRUSTEES

            Any shareholder who wishes to send a communication to the Board of Trustees should send the communication to the attention of the Fund's Secretary at the following address:

            Calvert Funds
            Attn: [Name of Fund] Secretary
            4550 Montgomery Avenue
            Bethesda, Maryland 20814

            All communications should state the specific Calvert Fund to which the communication relates. After reviewing the communication, the Fund's Secretary will forward the communication to the Board of Trustees.

            In its function as a nominating committee, the Governance Committee of the Board of Trustees will consider any candidates for vacancies on the Board from any shareholder of a Fund who, for at least five years, has continuously owned at least 0.5% of the outstanding shares of the Fund. Shareholders of a Fund who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Bethesda, MD 20814. The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an independent Trustee. A shareholder wishing to recommend to the Governance Committee of a Fund a candidate for election as a Trustee may request the Fund's Policy for the Consideration of Trustee Nominees by contacting the Fund's Secretary at the address above.

            If a shareholder wishes to send a communication directly to an individual Trustee or to a Committee of the Fund's Board of Trustees, then the communication should be specifically addressed to such individual Trustee or Committee and sent in care of the Fund's Secretary at the address above. Communications to individual Trustees or to a Committee sent in care of the Fund's Secretary will be forwarded to the individual Trustee or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

            KPMG LLP has served as the independent registered public accounting firm since fiscal year 2002 for Calvert Income Fund and Calvert Short Duration Income Fund; since fiscal year 2006 for Calvert Long-Term Income Fund; since fiscal year 2007 for Calvert Ultra-Short Income Fund and since fiscal year 2009 for Calvert Government Fund. State Street Bank & Trust Company, N.A. serves as custodian of the Funds' investments. The custodian has no part in deciding the Funds' investment policies or the choice of securities that are to be purchased or sold for the Funds.

GENERAL INFORMATION

            Each Fund is a series of The Calvert Fund (the "Trust"), an open-end management investment company organized as a Massachusetts business trust on March 15, 1982. Each Fund is non-diversified. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of the Trust's assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

            Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. Calvert Income Fund offers six separate classes of shares: Class A, Class B, Class C, Class I, Class R and Class Y. Effective as of the close of business (4 p.m. ET) on February 26, 2010, Class B shares of the Calvert Income Fund will no longer be offered for purchase, except through reinvestment of dividends and/or distributions and through exchanges, as described under "Choosing a Share Class" in the Fund's Prospectus. Calvert Long-Term Income Fund and Calvert Ultra-Short Income Fund each offer Class A shares. Calvert Short Duration Income Fund offers four separate classes of shares: Class A, Class C, Class I and Class Y. Calvert Government Fund offers two separate classes of shares: Class A and Class C. Each class represents interests in the same portfolio of investments but, as further described in the prospectuses, each class is subject to differing sales charges and expenses, resulting in differing net asset values and distributions. Upon liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

The Funds are not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

            As of January 1, 2010, the following entity beneficially owned more than 25% of the voting securities of the listed Fund:

Fund Name
Control Person Name and Address	% of Ownership of Fund

Short Duration Income Fund
Charles Schwab & Co., Inc. San Francisco, CA	32.18%

Long-Term Income Fund
Charles Schwab & Co., Inc. San Francisco, CA	34.70%

Ultra-Short Income Fund
Charles Schwab & Co., Inc. Bethesda, MD	33.02%

Calvert Government Fund
Calvert Distributors, Inc. Bethesda, MD	50.41%

            CDI, a Delaware corporation, is the Funds' principal underwriter and an affiliate of the Funds' Advisor, as indicated above. CDI is wholly owned by Calvert Group, Ltd., a subsidiary of Acacia Financial Corp., which is a subsidiary of Acacia Life Insurance Company. Acacia Life Insurance Company is in turn a subsidiary of Ameritas Holding Company, a subsidiary of UNIFI Mutual Holding Company.

            As of January 1, 2010, to the Funds' knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the class of the Funds as shown:

Fund Name
Name and Address	% of Ownership

Income Fund

Charles Schwab & Co., Inc. Reinvest Account San Francisco, CA	27.01% of Class A

MLPF&S For the Sole Benefit of its Customers Jacksonville, FL	10.90% of Class A

Prudential Investment Management Service FBO Mutual Fund Clients Newark, NJ	6.39% of Class A

MLPF&S For the Sole Benefit of its Customers Jacksonville, FL	12.24% of Class B

MLPF&S For the Sole Benefit of its Customers Jacksonville, FL	34.59% of Class C

MLPF&S For the Sole Benefit of its Customers Jacksonville, FL	21.51% of Class I

Prudential Investment Management Service FBO Mutual Fund Clients Newark, NJ	14.53% of Class I

Charles Schwab & Co., Inc. Reinvest Account San Francisco, CA	13.73% of Class I

Great Western Life and Annuity FBO of State of TN 401(k) plan Englewood, CO	12.42% of Class I

Union Central Life Insurance Co. Group Cincinnati, OH	11.58% of Class I

Ameritas Life Insurance Separate Account D Lincoln, NE	10.66% of Class I

National Financial Service Corp. For the Exclusive Benefit of Our Customers New York, NY	6.25% of Class I

Hartford Life Insurance Co. Hartford, CT	51.97% of Class R

MLPF&S For the Sole Benefit of its Customers Jacksonville, FL	24.44% of Class R

National Financial Services Corp. For the Exclusive Benefit of Our Customers New York, NY	94.27% of Class Y

Short Duration Income Fund

Charles Schwab & Co., Inc. Reinvest Account San Francisco, CA	39.63% of Class A

MLPF&S For the Sole Benefit of its Customers Jacksonville, FL	8.85% of Class A

MLPF&S For the Sole Benefit of its Customers Jacksonville, FL	31.95% of Class C

The Master Trust Bank of Japan, Ltd. Tokyo, Japan	52.56% of Class I

Charles Schwab & Co., Inc. Reinvest Account San Francisco, CA	17.12% of Class I

Japan Trustee Services Bank, Ltd. Tokyo, Japan	14.20% of Class I

UBS Financial Services, Inc. Brooklyn, NY	7.37% of Class I

National Financial Services Corp. For the Exclusive Benefit of Our Customers New York, NY	6.82% of Class I

LPL Financial For the Benefit of Customer Accounts San Diego, CA	53.41% of Class Y

National Financial Services Corp. For the Exclusive Benefit of Our Customers New York, NY	20.91% of Class Y

Long-Term Income Fund

Charles Schwab & Co., Inc. Reinvest Account San Francisco, CA	34.70% of Class A

NFS LLC Columbus, OH	5.73% of Class A

MLPF&S For the Sole Benefit of its Customers Jacksonville, FL	5.71% of Class A

Ultra-Short Income Fund

Charles Schwab & Co., Inc. Reinvest Account San Francisco, CA	33.02% of Class A

MLPF&S For the Sole Benefit of its Customers Jacksonville, FL	7.51% of Class A

Calvert Government Fund

Calvert Distributors, Inc. Bethesda, MD	55.25% of Class A

Gregory G. Habeeb Chevy Chase, MD	5.53% of Class A

St. John's Gernants Leesport, PA	69.32% of Class C

Sterne Agee & Leach, Inc. Birmingham, AL	21.40% of Class C

Pershing LLC Jersey City, NJ	5.28% of Class C

FUND SERVICE PROVIDERS

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICING AGENT
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, Missouri 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103

CUSTODIAN
State Street Bank & Trust Company, N.A.
225 Franklin Street
Boston, Massachusetts 02110

APPENDIX A

GLOBAL PROXY VOTING GUIDELINES
FOR
CALVERT FAMILY OF FUNDS

I. Introduction

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate sustainability and social responsibility. The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners. The sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment). In our view, companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.

  Long-Term Value. Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders. Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term. A focus on long-term value creation also increases the relevance of companies' environmental management, treatment of workers and communities, and other sustainability and social responsibility factors. Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term. Calvert's proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.
  Accountability. Corporate management must be accountable to many interests, including investors, stakeholders, and regulators. Management of a company must be accountable to the board of directors; the board must be accountable to the company's shareowners; and the board and management together must be accountable to the stakeholders. Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers. Certain other governance structures are well suited to manage this accountability: independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners. Calvert's proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.
  Sustainability. Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time. Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation. For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices. Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses. Calvert's proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance. Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders. In our view, Good Governance + Sustainability and Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines ("the Guidelines"). The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies. There also may be instances when the Advisor votes the Funds' shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds' shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds' investment objectives and social goals. To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section IV below.

  When support for or opposition to a proxy proposal as described below is qualified with the term, "ordinarily," this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.
  When support for or opposition to a proxy proposal is qualified by the expression, "on a case by case basis," this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.
  When we use the term, "shareholder," we are referring to Calvert's mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines. When we use the term, "shareowner," we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors' concerns and rules governing inclusion of specific items in corporate proxies change. Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes. Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund's Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert's proxy voting record is available on the Funds' web site, www.calvert.com, and is also available on the Securities and Exchange Commission's website at www.sec.gov.

II. CORPORATE GOVERNANCE

A. Board and Governance Issues

The board of directors ("the board") is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company's relationships with other stakeholders. While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests. Thus, in our view, a board's fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence. Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation's shareowners and other stakeholders. In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director's objectivity and fiduciary responsibility to shareowners. In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company's financial performance, but not so great as to constitute a controlling or significant interest.

Because the board's ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it is beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity. Well-governed companies benefit from a wide diversity of perspective and background on their boards. To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture, age and geography. Calvert believes that in an increasingly complex global marketplace, the ability to draw on a wide range of viewpoints, backgrounds, skills, and experience is critical to a company's success. Corporate diversity helps companies increase the likelihood of making the right strategic and operational decisions, contributes to a more positive public image and reputation, and catalyzes efforts to recruit, retain, and promote the best people, including women and minorities.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards. For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director. Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

Board Independence

    The Fund advisor will oppose slates of directors without at least a majority of independent directors.
    The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.
    The Fund advisor will oppose non-independent directors candidates nominated to the audit, compensation and/or nominating committees.
    The Fund advisor will support proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

Board Diversity

    The Fund advisor will oppose slates of directors that result in a board that does not include both women and people of color.
    The Fund advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

Board Accountability

    The Fund advisor will oppose slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.
    The Fund advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.
    The Fund advisor will oppose directors who sit on more than four public company boards and oppose directors serve as CEO and sit on more than two additional boards.

Board Committee on Sustainability/Corporate Social Responsibility Issues

Shareholders have filed binding resolutions seeking the creation of a board committee dedicated to long term strategic thinking and risk management of sustainability issues including environment, human rights, diversity and others. While we believe all directors should be informed and active on sustainability issues, we do see the value of a focused sustainability committee.

    The Fund advisor will ordinarily support the creation of a board level committee on sustainability/corporate social responsibility issues.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.

    The Fund advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely. Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds. However, continuity is also important and there are other mechanisms such as voting against or withholding votes during the election of directors, which shareholders can use to voice their opposition to certain candidates. It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

    The Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners. Yet there are ways that such requirements may also undermine good governance: limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation. In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners. Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

    The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.
    The Fund advisor will oppose excessive awards of stock or stock options to directors.

Director Elections

Contested Election of Directors

Contested elections of directors frequently occur when a board or shareholder nominated candidate or slate runs for the purpose of seeking a significant change or improvement in corporate policy, control, or structure. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

    The Fund advisor will evaluate director nominees on case-by-case basis in contested election of directors.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.

    The Fund advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.

Majority Vote Standard

A majority voting standard allows shareholders with a majority of votes in favor or against determine the election of board nominees. Currently, most board elections are uncontested and allow directors to be elected with a plurality of votes. Calvert believes majority voting increases director accountability to shareholders, as directors recognize shareholders have a voice in the election process.

    The Fund advisor will generally support both precatory and binding resolutions seeking to establish a majority vote standard.

Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares. However, like many tools, cumulative voting can be misused. In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

    The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

Shareholder Rights

Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

    The Fund advisor will ordinarily oppose supermajority vote requirements.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors. There is no reason why management should be allowed to nominate directors while shareowners -- whom directors are supposed to represent -- are deprived of the same right. We support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

    The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

    The Fund advisor will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.
    The Fund advisor will ordinarily support proposals to allow or facilitate shareowner action by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights. In general, we support the right of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid. Restrictions on the right of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

    The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such restrictions limit the right of shareowners to participate in governance.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends. Creation of multiple classes of stock limits the right of some shareowners -- often a majority of shareowners -- to exercise influence over the governance of the corporation. This approach in turn diffuses directors' incentives to exercise appropriate oversight and control over management.

    The Fund advisor will ordinarily oppose proposals to create dual classes of stock. However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.
    The Fund advisor will ordinarily support proposals to recapitalize stock such that each share is equal to one vote.

Ratification of Auditor and Audit Committee

The annual shareholder ratification of the outside auditors is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners. Further, Calvert recognizes the critical responsibilities of the audit committee and its members including the oversight of financial statements and internal reporting controls.

    The Fund advisor will ordinarily oppose proposals seeking ratification of the auditor when fees for non-audit consulting services exceed 25 % of all fees or in any other case where the advisor determines that the independence of the auditor may be compromised.
    The Fund advisor will ordinarily support proposals to adopt a policy to ensure that the auditor will only provide audit services to the company and not provide other services.
    The Fund advisor will ordinarily support proposals that set a reasonable mandatory rotation of the auditor (at least every five years).
    The Fund advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries companies routinely appoint internal statutory auditors.

    The Fund advisor will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

    The Fund advisor will ordinarily support proposals that call for the annual election of auditors by shareholders.

Audit Committee

    The Fund advisor will ordinarily oppose members of the audit committee where the audit committee has approved an audit contract where non-audit fees exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.
    The Fund advisor will ordinarily oppose members of the audit committee at companies with ineffective internal controls, considering whether the company has a history of accounting issues, or significant recent problems, and the board's response to them

Transparency and Disclosure

International corporate governance is constantly changing and there have been waves of development of governance codes around the world. The common thread throughout all of these codes is that shareowners want their companies to be transparent.

    The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.
    The Fund advisor will ordinarily support proposals that call for an annual financial audit by external and independent auditors.
    The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.
    The Fund advisor will ordinarily support proposals that call for disclosure of corporate governance codes and structures.
    The Fund advisor will ordinarily support proposals that call for disclosure of related party transactions.
    The Fund advisor will ordinarily support proposals that call for disclosure of the board nominating process.

B. Executive and Employee Compensation

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation. Prosperity should be shared broadly within a company, as should the downside risk of share ownership. Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on compensation plans and strategy.

There are many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value. The structure of these compensation plans often determines the level of alignment between management and shareowner interests. Calvert stresses the importance of pay-for-performance, where executive compensation is linked to clearly defined and rigorous criteria. These executives should not only enjoy the benefits when the company performs well, but boards should ensure executives are accordingly penalized when they are unable to meet established performance criteria.

Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors. Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Employee Compensation
    The Fund advisor will ordinarily support proposals requesting companies disclose compensation practices and policies--including salaries, option awards, bonuses, and restricted stock grants--of top management, Board of Directors, and employees.

CEO and Executive Compensation

    The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).
    The Fund advisor will support proposals seeking to establish a shareholder advisory vote on compensation.
    The Fund advisor will vote on a case-by-case basis proposals seeking shareholder ratification of the company's executive officers' compensation (also known as an Advisory Vote on Compensation).

Compensation Committee
    The Fund advisor may oppose members of the compensation committee when it is determined they have approved compensation plans that are deemed excessive or have not amended their policies in response to shareholder concern.

Executive & Employee Stock Option Plans
    The Fund advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value.
    The Fund advisor will ordinarily oppose proposals to approve stock option plans that do not contain provisions prohibiting automatic re-pricing, unless such plans are indexed to a peer group or other measurement so long as the performance benchmark is predetermined prior to the grant date and not subject to change retroactively.
    The Fund advisor will examine and ordinarily oppose proposals for re-pricing of underwater options.
    The Fund advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.
    The Fund advisor will ordinarily support proposals requiring that all option plans and option re-pricing are submitted for shareholder approval.
    The Fund advisor will ordinarily oppose proposals to approve stock option plans with "evergreen" features, reserving a specified percentage of stock for award each year with no termination date.
    The Fund advisor will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.
    The Fund advisor will support proposals to approve Employee Stock Ownership Plans (ESOPs) created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management). The Fund advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

Expensing of Stock Options

Calvert's view is that the expensing of stock options gives shareholders valuable additional information about companies' financial performance, and should therefore be encouraged.
    The Fund advisor will ordinarily support proposals requesting that companies expense stock options.

Pay Equity
    The Fund advisor will support proposals requesting that management provide a pay equity report.

Ratio Between CEO and Worker Pay
    The Fund advisor will support proposals requesting that management report on the ratio between CEO and employee compensation.
    The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

Executive Compensation Tie to Non-Financial Performance
    The Fund advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other sustainability and/or corporate social responsibility-related issues.

Severance Agreements

Severance payments are compensation agreements that provide for top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. Calvert believes boards should allow shareholders the ability to ratify such severance or change in control agreements to determine if such awards are excessive and unnecessary.

    The Fund advisor will support proposals providing shareowners the right to ratify adoption of severance or change in control agreements.
    The Fund advisor will examine and vote on a case-by-case basis severance or change in control agreements, based upon an evaluation of the particular agreement itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.
    The Fund advisor will oppose the election of compensation committee members who approve severance agreements that are not ratified by shareowners.

C. Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners. Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

    The Fund advisor will support proposals that consider non-financial impacts of mergers.
    The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company's social, environmental, and governance performance.
    The Fund advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses or that pose other potential financial, social, or environmental risks or liabilities.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers. In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out. Hostile takeovers come in many forms. Some offer advantages to shareowners by replacing current management with more effective management. Others do not. Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition. In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

    The Fund advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

    The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support such proposals if they are deemed consistent with shareholders' best interests and the principles of sound governance and overall corporate social responsibility/sustainability underlying these Guidelines.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated. Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters. In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens. In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights. Finally, changes in state law have made reincorporating in certain locations more or less favorable to governance issues such as shareholder rights.

    The Fund advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).
    The Fund advisor will review on a case-by-case basis proposals to reincorporate for improvements in governance structure and policies (such as reincorporating in states like North Dakota, with shareholder friendly provisions).
    The Fund advisor will ordinarily oppose proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Common Stock Authorization

Companies may choose to increase their authorization of common stock for a variety of reasons. In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear. Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

    The Fund advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.
    The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock. If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

    The Fund advisor will ordinarily oppose the creation of blank check preferred stock. In addition, the Fund advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

    The Fund advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.
    The Fund advisor will ordinarily oppose poison pills or shareowner rights plans.

Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider's shares. This usually means that the bidder's shares are purchased at a price higher than market price, discriminating against other shareowners.

    The Fund advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

III. CORPORATE SUSTAINABILITY AND SOCIAL RESPONSIBILITY

A. Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models. In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility. Investors increasingly see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure. As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines. There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting guidelines.

    The Fund advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.
    The Fund advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

B. Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company's overall environmental footprint.

    The Fund advisor will ordinarily support proposals to reduce negative environmental impacts and a company's overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.
    The Fund advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from operations, and the impact of environmental liabilities on shareowner value.
    The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling or waste management efforts, to increase recycling efforts, or to adopt a formal recycling policy.

Ceres Principles

The Coalition for Environmentally Responsible Economies (Ceres), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct. The Ceres Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment. Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the Ceres Principles; or 2) produce a report addressing management's response to each of the points raised in the Ceres Principles.

    The Fund advisor will support proposals requesting that a company become a signatory to the Ceres Principles.

Climate Change/Global Warming

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming--including oil and mining companies, utilities, and automobile manufacturers. Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective--and often cost-saving--steps to reduce energy use that contribute to climate change. Initiatives have included proposals requesting companies to disclose information, using guidelines such as those prepared by the Carbon Disclosure Project. This includes information about the company's impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting some forms of renewable energy resources for fossil fuels.

    The Fund advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.
    The Fund advisor will support proposals seeking the preparation of a report on a company's activities related to the development of renewable energy sources.
    The Fund advisor will support proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

Water

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company's supply chain, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities or ecosystems in areas of water scarcity.

    The Fund advisor will support proposals seeking the preparation of a report on a company's risks linked to water use or impacts to water.
    The Fund advisor will support proposals seeking the adoption of programs and policies that enhance access and affordability to safe drinking water and sanitation.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups. For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

    The Fund advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.
    The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C. Workplace Issues

Labor Relations

Companies' treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate. Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people. Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

    The Fund advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.
    The Fund advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.
    The Fund advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States. While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced labor, child labor, discrimination, intimidation and harassment of workers seeking to associate, organize or bargain collectively, unsafe working conditions, and other very poor working conditions. Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance. At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

    The Fund advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization's core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights. This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity (EEO)

Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender. Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission). Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

    The Fund advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.
    The Fund advisor will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.
    The Fund advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.
    The Fund advisor will ordinarily support proposals seeking reports on a company's initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.
    The Fund advisor will oppose proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.
    The Fund advisor will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs. Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing. The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed. Programs aimed at assisting displaced workers are helpful both to those displaced and to the company's ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

    The Fund advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

D. International Operations and Human Rights

Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective. Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas. Such activity is not always exploitative, but it can be. In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny. The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries. For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact and the Voluntary Principles on Security and Human Rights. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma. In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

    The Fund advisor will ordinarily support proposals requesting that companies develop human rights policies and periodic reporting on operations and investments in countries with repressive regimes and/or conflict zones.
    The Fund advisor will ordinarily support proposals requesting a report discussing how investment policies address or could address human rights issues.
    The Fund advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.
    The Fund advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.
    The Fund advisor will ordinarily support proposals requesting a report discussing how business practices and/or products limit or could limit freedom of expression or privacy.

Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry. For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

    The Fund advisor will support proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in places such as the Maquiladoras in Mexico, Southeast Asia, South Asia, Eastern Europe, the Caribbean or Central America. Companies often move to these places under U.S. government-sponsored programs to promote trade and economic development in these regions. In addition, companies have located in these regions to take advantage of lower labor costs as well as fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of labor standards and the environmental integrity of communities.

    The Fund advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in international operations such as in the Maquiladoras or elsewhere.
    The Fund advisor will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world. In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs. In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected. Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected. Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

    The Fund advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.
    The Fund advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E. Indigenous Peoples' Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by Indigenous Peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.

    The Fund advisor will ordinarily support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.
    The Fund advisor will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

F. Product Safety and Impact

Many companies' products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks. Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them. Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act. For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

    The Fund advisor will review on case-by-case basis proposals requesting that companies report on the impacts of their products on consumers and communities and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.
    The Fund advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

Toxic Chemicals

Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals.  Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals.  In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products.  These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union)posing liability risk to the company.   In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals.  Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

    The Fund advisor will ordinarily support resolutions asking companies to disclose product ingredients.
    The Fund advisor will ordinarily support resolutions asking companies to disclose policies related to toxic chemicals.
    The Fund advisor will examine and vote on a case-by-case basis asking companies to reformulate a product by a given date, unless this reformulation is required by law in selected markets.

Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies which engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

    The Fund advisor will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.
    The Fund advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.
    The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.
    The Fund advisor will ordinarily support proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless: the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

    The Fund advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.
    The Fund advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

G. Weapons Contracting

Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

    The Fund advisor will ordinarily support proposals calling for reports on the type and volume of defense contracts.

H. Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society. The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc. Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

    The Fund advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets. Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

    The Fund advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Predatory lending involves charging excessive fees to sub prime borrowers without providing adequate disclosure. Predatory lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

    The Fund advisor will support proposals calling on companies to address and eliminate predatory lending practices.
    The Fund advisor will support proposals seeking the development of a policy or preparation of a report to guard against predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions. At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs. Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

    The Fund advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care. Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

    The Fund advisor will ordinarily support resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

I. Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities. Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners. Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

    The Fund advisor will ordinarily support resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.
    The Fund advisor will ordinarily support resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.
    The Fund advisor will ordinarily support resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

J. Other Issues

All social issues that are not covered in these Guidelines are delegated to the Fund's advisor to vote in accordance with the Fund's specific social criteria. In addition to actions taken pursuant to the Fund's Conflict of Interest Policy, Calvert Social Research Department ("CSRD") will report to the Boards on issues not covered by these Guidelines as they arise.

IV. CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the Guidelines detailed in Sections I and II, above.

Thus, generally, adherence to the Global Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund's investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Global Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000.
Revised September 2002.
Revised June 2003.
Revised August 2004.
Approved December 2004.
Revised January 2008.
Approved March 2008.
Revised January 2009.
Approved March 2009.
Revised July 2009.
Revised October 2009.
Revised November 2009.

APPENDIX B

CORPORATE BOND AND COMMERCIAL PAPER RATINGS (source: Standard & Poor's Ratings Services)

Bonds

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: These obligations are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor's inability to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations. Adverse business, financial, and/or economic conditions may impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation. Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or where similar action has been taken but payment on the obligation is being continued.

D: An obligation rated D is in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Notes

SP-1: These issues are considered as having a strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2: These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3: These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1: This rating indicates a strong degree of safety regarding timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: This rating indicates a satisfactory degree of safety regarding timely payment.

A-3: This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

Long-Term Obligation Ratings (source: Moody's Investors Service)

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings (source: Moody's Investors Service)

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

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Calvert Income Funds	Calvert InvestmentsTM A UNIFI Company

THE CALVERT FUND
Calvert Short-Term Government Fund
Calvert High Yield Bond Fund
4550 Montgomery Avenue, Bethesda, Maryland 20814

Statement of Additional Information

January 31, 2010

Class (Ticker)
Calvert Short-Term Government Fund	A (CTGAX)	I (CSTIX)
Calvert High Yield Bond Fund	A (CYBAX)	I (CYBIX)

New Account Information:	(800) 368-2748 (301) 951-4820	Client Services:	(800) 368-2745
Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

            This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the SAI in conjunction with the applicable Fund's (collectively referred to as the "Funds") Prospectus, dated January 31, 2010. Each Fund's audited financial statements included in the most recent Annual Report to Shareholders are expressly incorporated by reference and made a part of this SAI. Each Fund's Prospectus and the most recent shareholder report may be obtained free of charge by writing the respective Fund at the above address, calling the Fund, or by visiting our website at www.calvert.com.

Supplemental Information on Investment Policies and Risks	2
Additional Risk Disclosure	24
Investment Restrictions	24
Dividends, Distributions, and Taxes	27
Net Asset Value	28
Calculation of Total Return	28
Purchase and Redemption of Shares	31
Trustees/Directors and Officers	32
Investment Advisor	37
Portfolio Manager Disclosure	38
Administrative Services Agent	40
Method of Distribution	41
Transfer and Shareholder Servicing Agents	43
Portfolio Transactions	43
Portfolio Holdings Disclosure	44
Personal Securities Transactions	47
Proxy Voting Disclosure	47
Process for Delivering Shareholder Communications to the Board of Trustees/Directors	47
Independent Registered Public Accounting Firm and Custodian	48
General Information	48
Control Persons and Principal Holders of Securities	49
Fund Service Providers	51
Appendix A -- Global Proxy Voting Guidelines
Appendix B -- Corporate Bond and Commercial Paper Ratings

SUPPLEMENTAL INFORMATION ON INVESTMENT POLICIES AND RISKS

            The following specific policies supplement the Funds' "Investment Objectives and Policies" set forth in the Prospectus.

Money Market Instruments, Other Securities and Investment Techniques

            Each Fund may invest in money market instruments whose characteristics are consistent with the Fund's investment program and are described below unless explicitly excluded in the text.

Small Bank Certificates of Deposit. Calvert High Yield Bond Fund may invest in certificates of deposit issued by commercial banks, savings banks, and savings and loan associations having assets of less than $1 billion, provided that the principal amount of such certificates is insured in full by the Federal Deposit Insurance Corporation ("FDIC"). The FDIC insures accounts up to $100,000 ($250,000 through December 31, 2013), but interest earned above such amount is not insured by the FDIC.

Repurchase Agreements. A repurchase agreement is an instrument under which the purchaser (i.e., one of the Funds) acquires ownership of the obligation (the underlying security) and the seller (the "issuer" of the repurchase agreement) agrees, at the time of sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Repurchase agreements usually are for short periods, normally under one week, and are considered to be loans under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds will enter into repurchase agreements only where: (i) the underlying securities are of the type (excluding maturity limitations) which the Funds' investment guidelines would allow it to purchase directly, either in normal circumstances or for temporary defensive purposes; (ii) the market value of the underlying securities, including interest accrued, will at all times equal or exceed the value of the repurchase agreement; and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. The investments by a Fund in repurchase agreements may at times be substantial when, in the view of the Advisor, unusual market, liquidity, or other conditions warrant.

            If the counterparty of the repurchase agreement defaults and does not repurchase the underlying security, the Fund might incur a loss if the value of the underlying security declines, and the Fund might incur disposition costs in liquidating the underlying security. In addition, if the counterparty becomes involved in bankruptcy proceedings, the Fund may be delayed or prevented from obtaining the underlying security for its own purposes. In order to minimize any such risk, the Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor, under the direction and supervision of the Board of Trustees.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. Under reverse repurchase agreements, the Fund transfers possession of Fund securities to banks in return for cash in an amount equal to a percentage of the Fund securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. While a reverse repurchase agreement is in effect, the Custodian will segregate from other Fund assets an amount of cash or liquid high quality debt obligations equal in value to the repurchase price (including any accrued interest).

U.S. Government Obligations. Securities issued and guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years at the time they are issued, and Treasury bonds generally have a maturity of greater than ten years at the time they are issued.

Government Agency Securities. Government agency securities that are permissible investments consist of securities either issued or guaranteed by agencies or instrumentalities of the United States Government. Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Banks of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, the Federal National Mortgage Association ("FNMA"), Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities, such as those guaranteed by GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by The Tennessee Valley Authority, are supported by the right of the issuer to borrow from the Treasury; while still others, such as those issued by the Federal Land Banks, are supported only by the credit of the instrumentality. The Fund's primary usage of these types of securities will be GNMA certificates and FNMA and FHLMC mortgage-backed obligations which are discussed in more detail below.

Certificates of Deposit. Calvert High Yield Bond Fund may invest in certificates of deposit. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

Time Deposits. Calvert High Yield Bond Fund may invest in time deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

Bankers' Acceptance. Calvert High Yield Bond Fund may invest in bankers' acceptances. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper. Calvert High Yield Bond Fund may invest in commercial paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

Short Term Corporate Debt Securities. Calvert High Yield Bond Fund may invest in investment grade short term corporate debt securities with a remaining maturity of one year or less. Calvert High Yield Bond Fund may also invest in below investment grade ("junk") corporate debt securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities. Such issues tend to have greater liquidity and considerably less market value fluctuations than longer-term issues.

When-issued and Delayed-delivery Securities. From time to time, in the ordinary course of business, each Fund may purchase securities on a when-issued or delayed-delivery basis - i.e., delivery and payment can take place a month or more after the date of the transactions. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of such Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. Each Fund will also segregate with the Funds' Custodian cash or cash equivalents or other Fund securities equal in value to commitments for such when-issued or delayed-delivery securities.

Asset-Backed Securities. Calvert High Yield Bond Fund may invest in asset-backed securities. Asset-backed securities may be classified either as pass-through certificates or collateralized obligations. Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities may be of short maturity, such as commercial paper, or longer, such as bonds, and may be issued with only one class of security or have more than one class with some classes having rights to payments on the asset-backed security subordinate to the rights of the other classes. These subordinated classes will take the risk of default before the classes to which they are subordinated.

            Calvert High Yield Bond Fund may invest up to 10% of its total assets in asset-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator of the debt obligations or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. In addition, for asset-backed securities purchased at a premium, the premium may be lost in the event of early pre-payment which may result in a loss to the Fund.

            Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support. See "Types of Credit Support" below.

            Collateralized obligations are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support (see "Types of Credit Support" below), the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

            Mortgage-Backed Securities. Each Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities representing interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Fund. Calvert High Yield Bond Fund may invest up to 10% of its total assets in mortgage-backed securities. Calvert Short-Term Government Fund may invest without limitation in mortgage-backed securities whose characteristics are consistent with the Fund's investment program and are not further limited below. The actual prepayment experience of a pool of mortgage loans or other obligations may cause the yield realized by the Fund to differ from the yield calculated on the basis of the average life of the pool. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund. This principal is returned to the Fund at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. The mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies. In addition, for mortgage-backed securities purchased at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Fund.

            Methods of Allocating Cash Flows. While many asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. See "Types of Credit Support." Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with a class or classes having characteristics which mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

            Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. A Fund may invest in such asset-backed securities if such investment is otherwise consistent with its investment objective and policies and with the investment restrictions of the Fund.

            Types of Credit Support. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class asset-backed securities with certain classes subordinate to other classes as to the payment of principal thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class) and asset-backed securities that have "reserve funds" (where cash or investments, sometimes funded from a portion of the initiating payments on the underlying assets, are held in reserve against future losses) or that have been "over-collateralized" (where the scheduled payments on, or the principal amount of, the underlying assets substantially exceeds that required to make payment of the asset-backed securities and pay any servicing or other fees). The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

            Automobile Receivable Securities. Calvert High Yield Bond Fund may invest in receivable securities, which are asset-backed securities which are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles ("Automobile Receivable Securities"). Since installment sales contracts for motor vehicles or installment loans related thereto ("Automobile Contracts") typically have shorter durations and lower incidences of prepayment, Automobile Receivable Securities generally will exhibit a shorter average life and are less susceptible to prepayment risk.

            Most entities that issue Automobile Receivable Securities create an enforceable interest in their respective Automobile Contracts only by filing a financing statement and by having the servicer of the Automobile Contracts, which is usually the originator of the Automobile Contracts, take custody thereof. In such circumstances, if the servicer of the Automobile Contracts were to sell the same Automobile Contracts to another party, in violation of its obligation not to do so, there is a risk that such party could acquire an interest in the Automobile Contracts superior to that of the holders of Automobile Receivable Securities. Also, although most Automobile Contracts grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to create an enforceable security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the Automobile Contracts underlying the Automobile Receivable Security, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Automobile Receivable Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on the securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's Automobile Contract certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the Automobile Receivable Securities.

            Credit Card Receivable Securities. Calvert High Yield Bond Fund may invest in credit card receivable securities, which are asset-backed securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities"). Credit balances on revolving credit card agreements ("Accounts") are generally paid down more rapidly than are Automobile Contracts. Most of the Credit Card Receivable Securities issued publicly to date have been pass-through certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account. The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying accounts during the initial period and the non-occurrence of specified events. An acceleration in cardholders' payment rates or any other event which shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could shorten the weighted average life and yield of the Credit Card Receivable Security.

            Credit cardholders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

            Other Assets. The Advisor anticipates that asset-backed securities backed by assets other than those described above will be issued in the future. Calvert High Yield Bond Fund may invest in such securities in the future if such investment is otherwise consistent with its investment objective, policies and restrictions. There are, of course, other types of securities that are, or may become, available, which are similar to the foregoing.

GNMA Certificates. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

            Although the mortgage loans in the pool have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages are subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking-in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA and FHLMC Mortgage-Backed Obligations. Each Fund may invest in FNMA and FHLMC mortgage-backed obligations. The Federal National Mortgage Association ("FNMA"), a federally chartered and privately owned corporation, issues pass-through securities representing an interest in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States, issues participation certificates that represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

            In September 2008, the Federal Housing Finance Agency ("FHFA") placed FNMA and FHLMC into conservatorship with the objective of returning the entities to normal business operations; FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC. Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Collateralized Mortgage Obligations ("CMOs"). Each Fund may invest in collateralized mortgage obligations ("CMOs") or mortgage-backed bonds issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks and securities broker-dealers (or affiliates of such institutions established to issue these securities). CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments on the underlying mortgages (both interest and principal) are passed through to the holders, although not necessarily on a pro rata basis, on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity).

            Each Fund may also invest in a variety of more risky CMOs, including interest only ("IOs"), principal only ("POs"), inverse floaters, or a combination of these securities. Stripped mortgage-backed securities ("SMBS") are usually structured with several classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (an IO), while the other class will receive all of the principal (a PO). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater-than-anticipated or less-than-anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment or obtain its initially assumed yield on some of these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on classes of SMBS that have more uncertain timing of cash flows are generally higher than prevailing market yields on other mortgage-backed securities because there is a greater risk that the initial investment will not be fully recouped or received as planned over time.

            Each Fund may invest in another CMO class known as leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

            The staff of the Securities and Exchange Commission ("SEC" or the "Commission") has taken the position that IOs and POs, other than government-issued IOs or POs backed by fixed-rate mortgages, should be treated as illiquid securities and, accordingly, Calvert Short-Term Government Fund will limit its investments in such securities, together with all other illiquid securities, to 10% of the Fund's net assets. Calvert High Yield Bond Fund will limit its investments in such securities, together with all other illiquid securities, to 15% of the Fund's net assets. Furthermore, Calvert Short-Term Government Fund limits investments in more risky CMOs (IOs, POs, inverse floaters) to no more than 5% of its total assets. The Funds will treat non-government-issued IOs and POs not backed by fixed-rate mortgages as illiquid unless and until the SEC modifies its position. Under the staff's position, the determination of whether a particular government-issued IO and PO backed by fixed-rate mortgages is liquid may be made on a case by case basis under guidelines and standards established by the Board of Trustees. The Trustees have delegated to the Advisor the authority to determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue's structure, including the number of tranches; size of the issue and the number of dealers who make a market in the IO or PO.

Zero-Coupon and Pay-In-Kind Bonds. Each Fund may invest in zero-coupon bonds. Calvert High Yield Bond Fund may invest up to 25% of its total assets in zero-coupon bonds. A zero-coupon bond is a security that has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon. Since there are no periodic interest payments made to the holder of a zero-coupon security, when interest rates rise, the value of such a security will fall more dramatically than a bond paying out interest on a current basis. When interest rates fall, however, zero-coupon securities rise more rapidly in value because the bonds have locked in a specific rate of return which becomes more attractive the further interest rates fall.

            Each Fund may invest in pay-in-kind bonds. Calvert High Yield Bond Fund may invest up to 25% of its total assets in pay-in-kind bonds. Pay-in-kind ("PIK") bonds are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than securities paid in cash.

Convertible Bonds. Calvert High Yield Bond Fund may invest up to 10% of its assets in convertible bonds. Convertible bonds are debt instruments convertible into equity of the issuing company at certain times in the future and according to a certain exchange ratio. Typically, convertible bonds are callable by the issuing company, which may, in effect, force conversion before the holder would otherwise choose.

            While Calvert High Yield Bond Fund intends to invest primarily in debt securities, it may invest in convertible bonds. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, Calvert High Yield Bond Fund may consider convertible bonds to gain exposure to such markets.

Equity Securities. Calvert High Yield Bond Fund may invest up to 25% of its assets in equities. Calvert Short-Term Government Fund may not invest in equity securities.

Structured Notes. Structured notes are derivative debt securities whose interest rate or principal is determined by a factor that is not associated with the issue. These factors may reference the value of one or more unrelated equity or fixed income securities (including an index), interest rates or commodities. Structured securities may include terms providing that, in certain circumstances, no principal is due at maturity. Such terms may result in a substantial loss of invested capital. Structured notes may be positively or negatively indexed. As a consequence, the appreciation of the reference factor may produce a significant increase or a decrease in the interest rate or the value of the security at maturity since the adjustment may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. These securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the referenced factor. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent a Fund invests in these securities, however, the Advisor analyzes them in its overall assessment of the effective duration of the Fund in an effort to monitor the Fund's interest rate risk.

Acquired Funds and Notes. The Funds may invest in exchange-traded funds (ETFs) and other types of investment companies, funds and trusts, such as open-end mutual funds, unit investment trusts, closed-end funds, grantor trusts, and REITS -- real estate investment trusts (collectively with ETFs, the "Acquired Funds") The Funds may also invest in exchange-traded notes (ETNs). These Acquired Funds and Notes track a securities or commodities index or a basket of securities or commodities. In addition to a Fund's operating expenses, investors will indirectly pay a proportionate share of the operating expenses of the ETFs, Acquired Funds and ETNs. Thus, the expenses paid by an investor will be higher than if such investor had invested directly in the ETFs, Acquired Funds and ETNs.

Exchange Traded Funds. ETFs are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are stocks selected to track a particular index. Therefore, an ETF can track the performance of an index in much the same way as a traditional indexed mutual fund. But unlike many traditional investment companies, which are only bought and sold at closing net asset values, ETFs are tradable in the secondary market on an intra-day basis, and are redeemed principally in-kind at each day's next calculated net asset value.  Although there can be no guarantee that an ETF's intra-day price changes will accurately track the price changes of the related index, ETFs benefit from an in-kind redemption mechanism that is designed to protect ongoing shareholders from adverse effects on the ETFs that could arise from frequent cash creation and redemption transactions. Moreover, in contrast to conventional indexed mutual funds where redemptions can have an adverse tax impact on shareholders because of the need to sell portfolio securities (which sales may generate taxable gains), the in-kind redemption mechanism of the ETFs generally will not lead to a tax event for the ETF or its ongoing shareholders. ETFs share many similar risks with open-end and closed-end funds as discussed in the following paragraphs.

Exchange Traded Notes. ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor. They are designed to provide investors a different way to gain exposure to the returns of market benchmarks, particularly those in the natural resource and commodity markets. ETNs are not equity investments or investment companies, but they do share some characteristic with those investment vehicles. As with equities, ETNs can be shorted, and as with ETFs and index funds, they are designed to track the total return performance of a benchmark index. Like ETFs, ETNs are traded on an exchange and can be bought and sold on the listed exchange. Additionally, recent private letter rulings by the Internal Revenue Service have indicated that a regulated investment company (RIC), such as the Funds, can rely on favorable treatment concerning whether ETNs that track commodity indices generate qualifying income under Section 851(b)(2).

Open-end Investment Companies (Mutual Funds). The 1940 Act provides that an underlying fund whose shares are purchased by the Funds will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Shares held by a Fund in excess of 1% of an underlying fund's outstanding securities therefore, will generally be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of a Fund's assets.  In some cases deemed appropriate by the Advisor or the Board of Trustees, shares held by a Fund in excess of 1% of an underlying fund's outstanding securities will be considered readily marketable securities (for example, exchange traded funds which are registered as open-end investment companies but listed on an exchange).

            Under certain circumstances an underlying fund may determine to make payment or a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Funds may hold securities distributed by an underlying fund until the Advisor determines that it is appropriate to dispose of such securities.

            Investment decisions by the investment advisors of the underlying funds are made independently of the Funds and the Advisor. Therefore, the investment advisor of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result of this would be an indirect expense to a Fund without accomplishing any investment purpose.

Closed-end Investment Companies. The Funds may invest their assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth below. The Funds, together with any company or companies controlled by the Funds, and any other investment companies having the Advisor as an investment advisor, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the NYSE Alternext (formerly known as the AMEX), the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

            A Fund generally will purchase shares of closed-end funds only in the secondary market. A Fund will incur normal brokerage costs on such purchases similar to the expenses a Fund would incur for the purchase of securities of any other type of issuer in the secondary market. A Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Advisor, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive investment opportunity consistent with the investment objectives of the Funds. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Fund purchased such securities in the secondary market.

            The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

            A Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Fund.

            Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. A Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

            The Funds generally expect to purchase shares of the Acquired Funds through broker-dealers in transactions on a securities exchange, and in such cases the Funds will pay customary brokerage commissions for each purchase and sale. Shares of an Acquired Fund may also be acquired by depositing a specified portfolio of an ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF's custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a "creation unit." Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Advisor believes it is in a Fund's interest to do so. The Funds' ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

            There is a risk that an Acquired Fund in which a Fund invests may terminate due to extraordinary events. For example, any of the service providers to the Acquired Fund, such as the trustee or sponsor, may close or otherwise fail to perform their obligations, and the Acquired Fund may not be able to find a substitute service provider. Also, the Acquired Fund may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the Acquired Fund may also terminate. In addition, an Acquired Fund may terminate if its net assets fall below a certain amount.

            Although the Funds believe that, in the event of the termination of an Acquired Fund, they will be able to invest instead in shares of an alternate Acquired Fund tracking the same market index or another index covering the same general market, there can be no assurance that shares of a suitable alternate would be available for investment at that time. If a Fund is unable to identify a satisfactory alternative to provide exposure to a target investment class or sector, the Advisor may allocate these assets to an indexed or managed fund that is not an ETF until such time, if ever, that an ETF is available. The Advisor may use a fund in the Fund family for these purposes.

Limitations on Investing in Other Investment Companies. Generally, under the 1940 Act, a Fund may not acquire shares of another investment company (including Acquired Funds that are investment companies) if, immediately after such acquisition, (i) such Fund would hold more than 3% of the other investment company's total outstanding shares, (ii) if such Fund's investment in securities of the other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) if more than 10% of such Fund's total assets would be invested in investment companies. The SEC has promulgated exceptions to certain of these limits and recently adopted three rules that address the ability of the Funds to invest in shares of an investment company. The Funds' ability to invest in Acquired Funds may be restricted unless the Fund qualifies for exceptions to certain of these limits

            To the extent the 1940 Act limitations apply to an Acquired Fund, such limitations may prevent a Fund from allocating its investments in the manner that the Advisor considers optimal, or cause the Advisor to select a similar index or a basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers) ("Stock Baskets") providing similar exposure as an alternative. The Funds may also invest in Stock Baskets when the Advisor believes they represent more attractive opportunities than similar Acquired Funds.

Private Placements (Restricted Securities). Each Fund may invest in securities, including restricted securities (privately-placed debt securities), which are not readily marketable. Certain restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities without readily available market quotations will be valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees/Directors.

            Some restricted securities are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers (as defined under Rule 144A), such as the Funds, to trade in privately-placed securities, including various debt securities, even though such securities are not registered under the 1933 Act. Securities purchased under Rule 144A, although restricted, may nevertheless be liquid, and the Advisor, under the supervision of the Trustees, on a case-by-case basis will make this determination. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the: (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored, and if, as a result of changed conditions, it is determined that a 144A security held by a Fund is no longer liquid, the affected Fund's holdings of illiquid securities will be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Certain Risk Factors Relating to High Yield, High Risk Bonds (Applies to Calvert High Yield Bond Fund)

            Because of its investment policies, Calvert High Yield Bond Fund may not be suitable or appropriate for all investors. The Fund is designed for intermediate to long-term investors who can accept the risks entailed in seeking a high level of current income available from investments in intermediate to long-term, high yield, high risk, medium- and lower-quality, fixed-income securities. Consistent with an intermediate to long-term investment approach, investors in the Fund should not rely on the Fund for their short-term financial needs. The principal value of the lower-quality securities in which the Fund invests will be affected by interest rate levels, general economic conditions, specific industry conditions and the creditworthiness of the individual issuer. Although the Fund seeks to reduce risk by portfolio diversification, credit analysis and attention to trends in the economy, industries and financial markets, such efforts will not eliminate all risk. There can, of course, be no assurance that the Fund will achieve these results.

High Yield/High Risk Securities

            Larger bond issues are evaluated by nationally recognized statistical rating organizations (each, an "NRSRO") such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("Standard & Poor's") on the basis of the issuer's ability to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to be the best credit risks. Other things being equal, lower-rated bonds generally have higher yields due to greater credit risk. High yield, high risk securities are those rated below "Baa" by Moody's or "BBB" by Standard & Poor's or those that are not rated but judged by the Advisor to be of comparable quality. While the Funds are permitted to purchase defaulted bonds, the Advisor will acquire such securities only if the portfolio manager foresees the potential for significant capital appreciation.

            Sensitivity to Interest Rates and Economic Changes. High-yield, high-risk bonds are very sensitive to adverse economic changes and corporate developments and their yields will fluctuate over time. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and the Fund's net asset value.

            Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

            Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely the Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

Investments in Foreign Securities (Calvert High Yield Bond Fund Only)

Emerging Markets. The economies, markets, and political structures of a number of the countries in which the Fund can invest do not compare favorably with the U.S. and other mature economies in terms of wealth and stability. Therefore, investments in these countries will be riskier and more subject to erratic and abrupt price movements. This is particularly true for emerging market nations.

            Some economies are less well developed, overly reliant on particular industries, and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures. Certain countries have histories of political instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Actions such as nationalizing a company or industry, expropriating assets, or imposing punitive taxes could have a severe effect on security prices and impair the Fund's ability to repatriate capital or income. Significant external risks, including war, currently affect some countries.

            Additional factors which may influence the ability or willingness of a country to service debt include, but are not limited to, the country's cash flow situation, the availability of sufficient foreign exchange on the date payment is due, the relative size of the country's debt service burden to the economy as a whole, its government policy toward particular international agencies and any political restrictions that may be imposed.

American Depositary Receipts. Calvert High Yield Bond Fund may invest in American Depositary Receipts ("ADRs"), which may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs.

European and Global Depositary Receipts. Calvert High Yield Bond Fund may invest indirectly in securities of emerging market issuers through sponsored or unsponsored European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). EDRs represent securities of foreign issuers and are designed for use in European markets. GDRs represents ownership in a non-U.S. company's publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets. Holders of unsponsored EDRs or GDRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute investor communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Foreign Sovereign Debt Securities. Calvert High Yield Bond Fund may invest in foreign sovereign debt securities, including those of emerging market nations, and Brady Bonds. Sovereign obligors in emerging market nations are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Some of these obligors have in the past experienced substantial difficulties in servicing their external debt obligations, leading to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

            Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. In restructuring external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly-issued bonds. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank or the IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms. Such reforms have included liberalization of trade and foreign investment, privatization of state-owned enterprises and setting targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The Advisor believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.

            The financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount of face value of such debt (generally known as discount bonds), and bonds bearing an interest rate which increases over time and the advancement of new money by existing lenders. The principal of certain Brady Bonds has been collateralized by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors. Subsequent interest payments may be uncollateralized or may be collateralized over specified periods of time. The Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and principal primarily on the willingness of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are generally purchased and sold in secondary markets through U.S. securities dealers and maintained through European transnational securities depositories. A substantial portion of Brady Bonds and other sovereign debt securities in which the Fund may invest are likely to be acquired at a discount.

            Investing in foreign sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the emerging market nations that issue the securities. The ability and willingness of sovereign obligors in emerging market nations or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the size of its debt service burden relative to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

            The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

            As a result of the foregoing, a governmental obligor may default on its obligations. If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Foreign Exchange. If a foreign country cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, multilateral organizations, and inflows of foreign investment. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign currencies. Currency devaluations may affect the ability of an obligor to obtain sufficient foreign currencies to service its external debt.

Foreign Currency Exchange Transactions. The Fund that engages in foreign currency exchange transactions may do so on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market, or on a forward basis to "lock in" the U.S. dollar price of the security. A forward foreign currency exchange contract (a "forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Forward contracts will be used primarily to adjust the foreign exchange exposure of the Fund with a view to protecting the portfolios from adverse currency movements, based on the Advisor's outlook. Forward contracts involve other risks, including, but not limited to, significant volatility in currency markets. In addition, currency movements may not occur exactly as the Advisor expected, so the use of forwards could adversely affect the Fund's total return.

            The Fund may enter into forward contracts under the following circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold, and the date on which payment is made or received.

            Second, when the Advisor believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Advisor does not intend to enter into such forward contracts under this second circumstance if, as result, the Fund will have more than 20% of the value of its net assets committed to the consummation of such contracts.

            Other than as set forth above, and immediately below, the Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets to which the forward contracts relate (including accrued interest to the maturity of the forward on such securities), provided the excess amount is "covered" by liquid securities, denominated in any currency, at least equal at all times to the amount of such excess. For these purposes "the securities or other assets to which the forward contract relate" may be securities or assets denominated in a single currency, or where proxy forwards are used, securities denominated in more than one currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served. At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency. It is often not possible to effectively hedge the currency risk associated with emerging market nation debt securities because their currency markets are not sufficiently developed.

            As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. However, as noted, in order to avoid excessive transactions and transaction costs, the Fund may use liquid securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

            If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Costs of Hedging. When the Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. Dollar. This is what is commonly referred to as the "cost" of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. Dollar. It is important to note that the hedging costs are treated as capital transactions and are not, therefore, deducted from the Fund's dividend distribution and are not reflected in its yield. Instead, such costs will, over time, be reflected in the Fund's net asset value.

Foreign Markets. Delays in settlement which may occur in connection with transactions involving foreign securities could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in values of the portfolio securities or, if the Fund has entered into a contract to sell the security, possible liability to the purchaser. Certain foreign markets, especially emerging markets, may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the portfolio of any restrictions on investments.

Foreign Debt Securities. Investing in foreign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the industrialized developing and emerging countries that issue the securities. The ability and willingness of obligor or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Additional country-related factors unique to foreign issuers which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's relationships with the IMF, the World Bank and other international agencies.

Foreign Securities. Calvert High Yield Bond Fund may invest without limitation in the securities (payable in U.S. dollars) of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). Calvert High Yield Bond Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated fixed-income securities principally traded in financial markets outside the United States. Because the Fund may invest in foreign securities, investments in the Fund involve risks that are different in some respects from investments in a fund which invests only in debt obligations of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in U.S. markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

            In addition to the foreign securities listed above, Calvert High Yield Bond Fund may invest in foreign sovereign debt securities which involve certain additional risks. See "Foreign Sovereign Debt Securities" above.

Futures Contracts. For hedging purposes, including protecting the price or interest rate of securities that a Fund intends to buy, the Funds may enter into futures contracts that relate to securities in which they may directly invest and indices comprised of such securities and may purchase, subject to each Fund's non-fundamental investment restrictions. As a temporary investment strategy, until it reaches $50 million in net assets, Calvert Short-Term Government Fund may invest up to 100% of its assets in such futures and/or options contracts. Thereafter, Calvert Short-Term Government Fund may invest up to 20% of its assets in such futures and/or options contracts. The Funds do not intend to enter into futures contracts that are not traded on exchanges or boards of trade.

            A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

            Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, a Fund is required to deposit an initial margin with the Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Fund will honor its futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates. In the event of the bankruptcy of the futures broker that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers. The Advisor will attempt to minimize this risk by monitoring the creditworthiness of the futures brokers with which the Fund does business.

            Because the value of index futures depends primarily on the value of their underlying indexes, the performance of the broad-based contracts will generally reflect broad changes in common stock prices. However, because a Fund may not be invested in precisely the same proportion as an Index, it is likely that the price changes of the Fund's index futures positions will not match the price changes of the Fund's other investments.

            Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

            The Funds will enter into futures contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are the Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the New York Futures Exchange and the Kansas City Board of Trade. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Funds' objectives in these areas.

Regulatory Limitations. Pursuant to a claim for exemption filed with the Commodity Futures Trading Commission ("CFTC") and/or the National Futures Association on behalf of the Funds and the Advisor, the Funds and the Advisor are not deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act. By virtue of changes to CFTC regulations, the substantive limitations set forth in the Funds' exemption filing with respect to its use of futures contracts are no longer applicable.

            The Funds will engage in transactions in futures contracts and options thereon only for hedging, risk management and other permissible purposes in accordance with the rules and regulations of the CFTC or other regulatory authorities, and not for speculation. If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions on the Fund's ability to engage in certain yield enhancement and risk management strategies, the Funds would comply with such new restrictions.

            In instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by the Funds, an amount of cash, U.S. Government securities or other liquid securities, equal to the notional value of the futures contracts and options thereon (less any related margin deposits), will be segregated by the Funds' custodian to cover the position, or alternative cover will be employed, thereby insuring that the use of such futures contracts and options is unleveraged.

            The Funds will only write options on futures that are traded on exchanges and are standardized as to maturity date and underlying financial instrument. The principal exchanges in the United States for trading options on Treasury Securities are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. These exchanges and trading options on futures are regulated under the Commodity Exchange Act by the CFTC.

Special Risks of Future Contracts

Volatility and Leverage. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international policies and economic events.

            Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the minimum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

            Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that a Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund earmarks to the futures contract money market instruments equal in value to the current value of the underlying instrument less the margin deposit.

Liquidity. Each Fund that is eligible to use futures contracts may elect to close some or all of its futures positions at any time prior to their expiration. A Fund would do so to reduce exposure represented by long futures positions or increase exposure represented by short futures positions. A Fund may close its positions by taking opposite positions which would operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Fund, and the Fund would realize a loss or a gain.

            Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although each Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, each Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Funds would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of the underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Hedging Risk. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, or market or interest rate trends. There are several risks in connection with the use by the Funds of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Advisor will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of each Fund's underlying instruments sought to be hedged.

            Successful use of futures contracts by the Funds for hedging purposes is also subject to the Advisor's ability to correctly predict movements in the direction of the market. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or underlying instruments on which the futures are written might advance and the value of the underlying instruments held in the Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Advisor believes that over time the value of a Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the underlying instruments sought to be hedged. It is also possible that if a Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if a Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Funds might have to sell underlying instruments at a time when it would be disadvantageous to do so.

            In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Advisor might not result in a successful hedging transaction over a very short time period.

Options. The Funds may sell (write) listed options on U.S. Treasury Securities and options on contracts for the future delivery of U.S. Treasury Securities as a means of hedging the value of such securities owned by the Fund. In addition, each of the Funds may write covered call options on any security in which it is eligible to invest.

            This means that so long as a Fund is obligated as the writer of a call option, the Fund will own the underlying security. A Fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Fund to forego future appreciation of the securities covered by the option. A Fund's turnover may increase through the exercise of a call option that it has written; this may occur if the market value of the underlying security increases and the Fund has not entered into a closing purchase transaction. When a Fund writes a covered call option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains below the exercise price.

            As a writer of a call option, a Fund may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

            A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option. Since the market value of call options generally reflects increases in the value of the underlying security, any loss resulting from the closing transaction may be wholly or partially offset by unrealized appreciation of the underlying security. Conversely, any gain resulting from the closing transaction may be wholly or partially offset by unrealized depreciation of the underlying security. The principal factors affecting the market value of call options include supply and demand, the current market price and price volatility of the underlying security, and the time remaining until the expiration date.

            Although the Funds will write only options and options on futures contracts with respect to such securities which are traded on a national exchange or Board of Trade, there is no assurance that a liquid secondary market will exist for any particular option. In the event it is not possible to effect a closing transaction, a Fund will not be able to sell the underlying security until the option expires or the option is exercised by the holder.

            Possible reasons for the absence of a liquid secondary market on an exchange include the following: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange; (c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) inadequacy of the facilities of an exchange or the Clearing Corporation ("CC") to handle trading volume; or (e) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on types of orders. There can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render the trading facilities inadequate and thereby result in the institution of special trading procedures or restrictions which could interfere with the Fund's ability to effect closing transactions.

            Each Fund may write call options on futures contracts on U.S. Treasury Securities as a hedge against the adverse effect of expected increases in interest rates on the value of portfolio securities, in order to establish more definitely the effective return on securities held by the Fund. The Funds will not write options on futures contracts for speculative purposes.

            A futures contract on a debt security is a binding contractual commitment which will result in an obligation to make or accept delivery, during a specified future time, of securities having standardized face value and rate of return. Selling a futures contract on debt securities (assuming a short position) would give the Fund a legal obligation and right as seller to make future delivery of the security against payment of the agreed price.

            Upon the exercise of a call option on a futures contract, the writer of the option (the Fund) is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid. Nevertheless, if an option on a futures contract written by a Fund is exercised, the Fund intends to either close out the futures contract by purchasing an offsetting futures contract, or deliver the underlying securities immediately, in order to avoid assuming a short position. There can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time, but it may always deliver the underlying security.

            As a writer of options on futures contracts, a Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract. If the option is not exercised, the Fund will gain the amount of the premium, which may partially offset unfavorable changes in the value of securities held in the Fund. If the option is exercised, the Fund might incur a loss in the option transaction which would be reduced by the amount of the premium it has received.

            While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option, a Fund's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. The Fund will not write options on futures contracts unless, in the Advisor's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.

            Risks. While options will be sold in an effort to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of options, unanticipated changes in interest rates or security price movements may result in a poorer overall performance for the Fund than if it had not entered into any options transactions. The price of U.S. Treasury Securities futures are volatile and are influenced, among other things, by changes in prevailing interest rates and anticipation of future interest rate changes.

            In the event of an imperfect correlation between a futures position (and a related option) and the Fund position which is intended to be protected, the desired protection may not be obtained. The correlation between changes in prices of futures contracts and of the securities being hedged is generally only approximate. The amount by which such correlation is imperfect depends upon many different circumstances, such as variations in speculative market demand for futures and for debt securities (including technical influences in futures trading) and differences between the financial instruments being hedged and the instruments underlying the standard options on futures contracts available for trading.

            Due to the imperfect correlation between movements in the prices of futures contracts and movements in the prices of the underlying debt securities, the price of a futures contract may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective and if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the futures moves more than the price of the security, the Fund will experience either a gain or loss on the option on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

            The market prices of futures contracts and options thereon may be affected by various factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the debt securities and futures markets could result. Price distortions could also result if investors in futures contracts make or take delivery of underlying securities rather than engage in closing transactions. This could occur, for example, if there is a lack of liquidity in the futures market. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margins requirements in the securities markets; accordingly, increased participation by speculators in the futures market could cause temporary price distortions. A correct forecast of interest rate trends by the Advisor may still not result in a successful hedging transaction because of possible price distortions in the futures market and because of the imperfect correlation between movements in the prices of debt securities and movements in the prices of futures contracts. A well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

            Custodial Procedures and Margins. The Funds' Custodian acts as its escrow agent as to securities on which a Fund has written call options and with respect to margin which the Fund must deposit in connection with the writing of call options on futures contracts. The CC will release the securities or the margin from escrow on the expiration of the call, or when the Fund enters into a closing purchase transaction. In this way, assets of the Fund will never be outside the control of the Funds' Custodian, although such control might be limited by the escrow receipts issued.

            At the time a Fund sells a call option on a contract for future delivery of U.S. Treasury Securities ("Treasury futures contract"), it is required to deposit with its custodian, in an escrow account, a specified amount of cash or U.S. Government securities ("initial margin"). The account will be in the name of the CC. The amount of the margin generally is a small percentage of the contract amount. The margin required is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit, and it is released from escrow upon termination of the option assuming all contractual obligations have been satisfied. The Fund will earn interest income on its initial margin deposits. In accordance with the rules of the exchange on which the option is traded, it might be necessary for the Fund to supplement the margin held in escrow. This will be done by placing additional cash or U.S. Government securities in the escrow account. If the amount of required margin should decrease, the CC will release the appropriate amount from the escrow account.

            The assets in the margin account will be released to the CC only if the Fund defaults or fails to honor its commitment to the CC and the CC represents to the Custodian that all conditions precedent to its right to obtain the assets have been satisfied.

Warrants. Calvert High Yield Bond Fund may invest in warrants; however, not more than 5% of the Fund's total assets (at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities. Of such 5%, not more than 2% may be invested at the time of purchase in warrants that are not listed on the New York Stock Exchange or NYSE Alternext. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

Loan Participations and Assignments. Calvert High Yield Bond Fund may invest in loan participations and assignments (collectively "participations"). Such participations will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank, which has negotiated and structured the loan to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of emerging market nations. Emerging market nations debt securities or obligations will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to do so when due. (For a discussion of risks associated with investing in securities in emerging market nations, see "Foreign Sovereign Debt Securities" above.) The loans underlying such participations may be secured or unsecured, and the Funds may invest in loans collateralized by mortgages on real property or which have no collateral. The participations themselves may extend for the entire term of the loan or may extend only for short "strips" that correspond to a quarterly or monthly floating rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

            The participations in which the Funds will invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender's rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as "participating interests," do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

            Because the Funds are allowed to purchase debt securities, including debt securities in a private placement, the Funds will treat loan participations as securities and not subject to their fundamental investment restrictions prohibiting the Funds from making loans.

            There is not a recognizable, liquid public market for loan participations. Hence, each Fund will consider loan participations as illiquid securities and subject them to the Fund's restrictions on investing in illiquid securities.

            Where required by applicable SEC positions, Calvert High Yield Bond Fund will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction with respect to investing more than 5% of Fund assets in the securities of a single issuer.

Short Sales. Calvert High Yield Bond Fund may make short sales for hedging purposes to protect the Fund against companies whose credit is deteriorating. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund's short sales will be limited to securities listed on a national securities exchange and to situations where a Fund owns a debt security of a company and will sell short the common or preferred stock or another debt security at a different level of the capital structure of the same company. No securities will be sold short if, after the effect is given to any such short sale, the total market value of all securities sold short would exceed 2% of the value of a Fund's net assets.

            To complete a short sale transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

            Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, U.S. Government securities or other liquid securities, at such a level that: (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position.

            A Fund will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security sold short declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. Any gain or loss on the security sold short would be separate from a gain or loss on the Fund security being hedged by the short sale.

Lending Portfolio Securities. The Funds may lend portfolio securities with a value up to 33 1/3% of their total assets. Such loans may be terminated at any time. The Fund will continuously maintain as collateral cash or obligations issued by the U.S. Government, its agencies or instrumentalities in an amount equal to not less than 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus declared dividends and accrued interest. While portfolio securities are on loan, the borrower will pay the Fund any income accruing thereon, and the Fund may invest or reinvest the collateral (depending on whether the collateral is cash or U.S. Government securities) in portfolio securities, thereby earning additional income. Loans are typically subject to termination by the Fund in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders. The Fund may pay reasonable finders', borrowers', administrative, and custodial fees in connection with a loan of its securities. The Advisor will review and monitor the creditworthiness of such borrowers on an ongoing basis.

Hybrid Instruments. Calvert High Yield Bond Fund may invest in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate (each a "benchmark"). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated debt security that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset value of the Fund. Hybrids can have volatile prices and limited liquidity and their use by the Fund may not be successful. The Fund may invest up to 10% of its total assets in hybrid instruments.

Issuer Non-Diversification Risk. Calvert High Yield Bond Fund is non-diversified and may focus its investments on a small number of issuers. A Fund that is "non-diversified" may invest a greater percentage of its assets in the securities of a single issuer than a fund that is "diversified." A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political, pr regulatory occurrence than a more diversified fund might be. Some of those issuers might also present substantial credit, interest rate or other risks.

ADDITIONAL RISK DISCLOSURE

Recent Events in the Financial Markets

            Since 2008, the United States and other countries have experienced significant disruptions to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the Funds may invest. During periods of extreme market volatility, prices of securities held by the Funds may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Funds could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

            This instability in the financial markets has led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude the Funds' ability to achieve their investment objectives.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

            Each Fund has adopted the following fundamental investment restrictions. These restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the affected Fund. The Funds' fundamental investment restrictions provide that neither Fund is allowed to:

(1) Issue senior securities (except that each Fund may borrow money as described in restriction 9 below).

(2) With respect to 75% of the value of its total assets (or with respect to 50% of the value of its total assets for Calvert High Yield Bond Fund), invest more than 5% of its total assets in securities (other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities and other investment companies) of any one issuer.

(3) Purchase more than either: (i) except for Calvert High Yield Bond Fund, 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer (except that up to 25% of the value of Calvert High Yield Bond Fund may be invested without regard to this restriction), except that such restrictions shall not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

(4) Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry. This restriction does not apply to obligations of banks or savings and loan associations or to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This restriction does not apply to Calvert High Yield Bond Fund.

(5) Purchase or sell commodities, commodity contracts, or real estate, except that each Fund may purchase securities of issuers which invest or deal in any of the above, and except that each Fund may invest in securities that are secured by real estate. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to futures contracts or options purchased by the Funds in compliance with non-fundamental restrictions 6, 7, 9 and 10 below.

(6) Purchase any securities on margin (except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position. This restriction does not apply to Calvert High Yield Bond Fund.

(7) Make loans, except through the purchase of obligations in private placements or by entering into repurchase agreements (the purchase of publicly traded obligations not being considered the making of a loan).

(8) Lend its securities if, as a result, the aggregate of such loans would exceed one-third of the Fund's total assets.

(9) Borrow amounts in excess of 10% of its total assets (or 15% of the total assets of Calvert High Yield Bond Fund), taken at market value at the time of the borrowing, and then only from banks (and by entering into reverse repurchase agreements) as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging. The Fund will not purchase additional securities when money borrowed exceeds 5% of total assets. For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing.

(10) Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling shares of each Fund and except as it may be deemed such in a sale of restricted securities.

(11) Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days, "small bank" certificates of deposit that are not readily marketable, and other illiquid investments. This restriction does not apply to Calvert High Yield Bond Fund.

(12) Enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Fund.

Nonfundamental Investment Restrictions

            The Board of Trustees has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote. Under these restrictions, neither Fund may:

(1) Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not prohibit the "bunching" of orders for the sale or purchase of Fund securities with the other Funds or with other accounts advised or sponsored by the Advisor or any of its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution).

(2) Purchase or retain the securities of any issuer, if, to the knowledge of the Fund, officers and Trustees of the Fund, the Advisor or any affiliate thereof each owning beneficially more than 1/2% of one of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

(3) Purchase or sell interests in oil, gas, or other mineral exploration or development programs, or real estate mortgage loans, except that each Fund may purchase securities of issuers which invest or deal in any of the above, and except that each Fund may invest in securities that are secured by real estate mortgages. This restriction does not apply to obligations or other securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

(4) Invest in companies for the purpose of exercising control (alone or together with the other Funds).

Calvert Short-Term Government Fund may not:

(1) Invest more than 20% of its assets in futures contracts and/or options on futures contracts; except as a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

(2) Invest in options unless no more than 5% of its assets is paid for premiums for outstanding put and call options (including options on futures contracts) and unless no more than 25% of the Fund's assets consist of collateral for outstanding options.

Calvert High Yield Bond Fund may not:

(1) Invest more than 10% of the Fund's total assets in common stocks (including up to 5% in warrants).

(2) Enter into futures contracts or options thereon if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial margin and premiums on such contracts or options thereon, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount, as defined in certain CFTC regulations, may be excluded in computing such 5%.

(3) Invest in options except in furtherance of the Fund's investment objective and policies, and in this connection the Fund may: (i) buy and sell covered and uncovered put, call and spread options on securities, securities and other financial indices, and currencies; and (ii) purchase, hold, and sell contracts for the future delivery of securities and currencies and warrants where the grantor of the warrants is the issuer of the underlying securities.

(4) Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities. For purposes of this restriction, collateral arrangements with respect to options and futures transactions shall not be deemed to involve the use of margin.

(5) Invest more than 15% of the value of its net assets in illiquid securities.

(6) Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors.

(7) Sell securities short if, after giving effect to such short sale, the total market value of all securities sold short would exceed 2% of the Fund's net assets or sell securities short unless the securities are listed on a national securities exchange.

            If a percentage restriction (for either fundamental or non-fundamental policies) is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets shall not be considered a violation.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

            The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If for any reason a Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

            Distributions of realized net capital gains, if any, are normally paid once a year; however, the Funds do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. As of September 30, 2009, capital loss carryforwards were as follows:

Calvert Short-Term Government Calvert High Yield Bond	$0 $4,745,180

            Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.

            The Funds are required to withhold 28% of any reportable dividends and long-term capital gain distributions paid and 28% of each reportable redemption transaction if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Funds are notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

            In addition, the Funds are required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Funds: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.

            Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S.-registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Funds for further information.

            Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert. In addition, for individual investors who meet certain holding period requirements, some dividends may be identified as "qualified dividend income" and be eligible for the reduced federal tax rate.

NET ASSET VALUE

            The public offering price of the shares of each Fund is the respective net asset value ("NAV") per share (plus, for Class A shares, the applicable sales charge). The net asset value fluctuates based on the respective market values of a Fund's investments. The net asset value per share of each of the Funds is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. A Fund's net asset value per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for each class. In calculating net asset value, the Fund follows standard industry practice by recording security transactions and their valuations on the business day following the security transaction trade date. This practice is known as "trade date plus one" or "T + 1 accounting". Thus, changes in holdings of portfolio securities are reflected in the first calculation of net asset value on the first business day following the trade date, as permitted by applicable law. Security transactions for money market instruments are recorded on the trade date.

            Below is a specimen price-make-up sheet showing how the Funds calculate the total offering price per share.

Net Asset Value and Offering Price Per Share, as of September 30, 2009

Calvert Short-Term Government

Class A net asset value per share
($4,202,159/78,501 shares)	$53.53
Maximum sales charge, Class A
(2.75% of offering price)	$1.51
Offering price per share, Class A	$55.04

Class I net asset value and offering price per share
($32,479,402/608,216 shares)	$53.40

Calvert High Yield Bond
Class A net asset value per share
($7,212,891/289,498 shares)	$24.92
Maximum sales charge, Class A
(3.75% of offering price)	$0.97
Offering price per share, Class A	$25.89

Class I net asset value and offering price per share
($34,662,686/1,404,017 shares)	$24.69

CALCULATION OF TOTAL RETURN

            Each Fund may each advertise "total return." Total return is calculated separately for each class. Total return differs from yield in that yield figures measure only the income component of a Fund's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. Note: "Total Return" as quoted in the "Financial Highlights" section of the applicable Fund's Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" (or "w/o max load" or "at NAV") as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

            Total return before taxes is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

            Total return after taxes on distributions is computed according to the following formula:

P(1 +T)n = ATV D

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years and ATV D = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.

            Total return after taxes on distributions and sale of fund shares is computed according to the following formula:

P(1 +T)n = ATV DR

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions and redemption); n = number of years and ATV DR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable), after taxes on fund distributions and redemption.

            Total return is historical in nature and is not intended to indicate future performance. All total return quotations, including returns after taxes, reflect the deduction of the Fund's maximum sales charge ("return with maximum load"), except quotations of return "without maximum load" (or "without CDSC" or "at NAV") which do not deduct a sales charge. Return without maximum load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for return with maximum load, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Class I shares do not have a sales charge.

            In the tables below, after-tax returns are shown only for Class A shares. In addition, for Calvert Short-Term Government Fund and Calvert High Yield Bond Fund, for the period prior to September 18, 2009, the standardized total return for Class A and Class I shares is "linked" to the total return of each Fund's predecessor, Summit Mutual Funds, Inc. ("SMF") Calvert Short-Term Government Fund and SMF Calvert High Yield Bond Fund, respectively, and for Class A, is adjusted to show the sales charge. In addition, performance results for Class A shares prior to February 1, 2007, the inception date for Class A shares of each Fund's predecessor, reflect the performance of Class I shares of the Fund's predecessor, adjusted for the 12b-1 distribution fees applicable to Class A.

            Returns for each Fund's shares for the periods indicated are as follows:
Calvert Short-Term Government Fund Before Taxes
Periods Ended	Class A		Class I
September 30, 2009	Total Return		Total Return
	With	Without
	Maximum Load
One year	2.10%	4.99%	5.21%
Five years	3.03%	3.61%	3.85%
Ten years	N/A	N/A	N/A
From inception*	3.82%	4.13%	4.38%

Calvert Short-Term Government Fund After Taxes on Distributions
Periods Ended	Class A
September 30, 2009	Total Return
With Maximum Load
One year	1.47%
Five years	1.95%
Ten years	N/A
From inception*	2.52%

Calvert Short-Term Government Fund After Taxes on Distributions and Sale of Fund Shares
Periods Ended	Class A
September 30, 2009	Total Return
With Maximum Load
One year	1.36%
Five years	1.94%
Ten years	N/A
From inception*	2.48%

* (April 3, 2000 for Class A and Class I)

Calvert High Yield Bond Fund Before Taxes
Periods Ended	Class A		Class I
September 30, 2009	Total Return		Total Return
	With	Without
	Maximum Load
One year	7.48%	11.68%	12.07%
Five years	3.89%	4.69%	4.98%
Ten years	N/A	N/A	N/A
From Inception*	4.37%	4.86%	5.14%

Calvert High Yield Bond Fund After Taxes on Distributions
Periods Ended	Class A
September 30, 2009	Total Return
With
Maximum Load
One year	4.74%
Five years	1.49%
Ten years	N/A
From Inception*	1.71%

Calvert High Yield Bond Fund After Taxes on Distributions and Sale of Fund Shares
Periods Ended	Class A
September 30, 2009	Total Return
With
Maximum Load
One year	4.81%
Five years	1.92%
Ten years	N/A
From Inception*	2.09%

*	(July 9, 2001 for Class A and Class I)

            Total return, like net asset value per share, fluctuates in response to changes in market conditions. Total return for any particular time period should not be considered an indication of future return.

PURCHASE AND REDEMPTION OF SHARES

            Each Fund has authorized one or more broker/dealers to receive on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, receives the order in good order. The customer orders will be priced at the Fund's Net Asset Value next computed after they are received by an authorized broker/dealer or the broker/dealer's authorized designee.

            The Funds have no arrangement with any person to permit frequent purchases and redemptions of Fund shares.

            Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person. No certificates will be issued for fractional shares.

            Each Fund has filed a notice of election under Rule 18f-1 with the SEC. The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the net asset value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). The notice of election is irrevocable while Rule 18f-1 is in effect unless the SEC permits the withdrawal of such notice.

            See the prospectus for additional details on purchases and redemptions.

TRUSTEES/DIRECTORS AND OFFICERS

            The Board of Trustees supervises each Fund's activities and reviews its contracts with companies that provide it with services. Business information is provided below about the Trustees. Independent Trustees refers to those Trustees who are not "interested persons" as that term is defined in the 1940 Act and the rules thereunder.
Name & Age	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years	# of Calvert Portfolios Overseen	Other Directorships
INDEPENDENT TRUSTEES
RICHARD L. BAIRD, JR. AGE: 61	Trustee	1976	President and CEO of Adagio Health Inc. (formerly Family Health Council, Inc.) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	29	None
DOUGLAS E. FELDMAN, M.D. AGE: 61	Trustee	1982	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	12	None
JOHN G. GUFFEY, JR. AGE: 61	Trustee	1976	Treasurer and Director of Silby, Guffey and Co., Inc., a venture capital firm (inactive as of 2003) and President of Aurora Press Inc., a privately held publisher of trade paperbacks.	29	Ariel Funds (3) Calvert Social Investment Foundation Calvert Ventures, LLC
M. CHARITO KRUVANT AGE: 64	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	37	Acacia Federal Savings Bank Summit Foundation The Community Foundation for the National Capital Region
INTERESTED TRUSTEES
BARBARA J. KRUMSIEK* AGE: 57	Trustee & President	1997	President, Chief Executive Officer and Chair of Calvert Group, Ltd.	54	Calvert Social Investment Foundation Pepco Holdings, Inc. Acacia Life Insurance Company (Chair)
D. WAYNE SILBY, Esq.* AGE: 61	Trustee & Chair	1976	Mr. Silby is the founding Chair of the Calvert Funds. He is the Chair-Elect and a principal of Syntao.com, a Beijing-based company promoting corporate social responsibility. He was an officer and director of Silby, Guffey and Co., Inc., a venture capital firm (inactive as of 2003).	29	UNIFI Mutual Holding Company Calvert Social Investment Foundation Grameen Foundation USA Studio School Fund Syntao.com China The ICE Organization
Name & Age	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years
OFFICERS
KAREN BECKER AGE: 57	Chief Compliance Officer	2005	Chief Compliance Officer for the Calvert Funds. In March 2009, Ms. Becker also became Head of the Securities Operations Department for Calvert Asset Management Company, Inc.
SUSAN WALKER BENDER, Esq. AGE: 51	Assistant Vice President & Assistant Secretary	1988	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd.
JENNIFER BERG AGE: 36	Assistant Fund Controller	2009	Fund Administration Manager for Calvert Group Ltd.
THOMAS DAILEY AGE: 45	Vice President	2004	Vice President of Calvert Asset Management Company, Inc.
IVY WAFFORD DUKE, Esq. AGE: 41	Assistant Vice President & Assistant Secretary	1996	Assistant Vice President, Assistant Secretary and Deputy General Counsel of Calvert Group, Ltd., and Chief Compliance Officer for Calvert Asset Management Company, Inc. and Calvert Distributors, Inc.
TRACI L. GOLDT AGE: 36	Assistant Secretary	2004	Executive Assistant to General Counsel, Calvert Group, Ltd.
GREGORY G. HABEEB AGE: 59	Vice President	2004	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA AGE: 45	Assistant Treasurer	2000	Tax Compliance Manager of Calvert Group, Ltd.
LANCELOT A. KING, Esq. AGE: 39	Assistant Vice President & Assistant Secretary	2002	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd.
EDITH LILLIE AGE: 53	Assistant Secretary	2007	Assistant Secretary (since 2007) and Regulatory Matters Manager of Calvert Group, Ltd.
AUGUSTO DIVO MACEDO, Esq. AGE: 47	Assistant Vice President & Assistant Secretary	2007

Assistant Vice President, Assistant Secretary, and Associate Counsel Compliance of Calvert Group, Ltd. Prior to joining Calvert in 2005, Mr. Macedo served as 2nd Vice President at Acacia Life Insurance Company and The Advisors Group, Acacia's broker-dealer and federally registered investment adviser.

JANE B. MAXWELL, Esq. AGE: 57	Assistant Vice President & Assistant Secretary	2005	Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd.
ANDREW K. NIEBLER, Esq. AGE: 42	Assistant Vice President & Assistant Secretary	2006

Assistant Vice President, Assistant Secretary & Associate General Counsel of Calvert Group, Ltd.  Prior to joining Calvert in 2006, Mr. Niebler was an associate with Cleary, Gottlieb, Steen & Hamilton LLP.

CATHERINE P. ROY AGE: 53	Vice President	2004	Senior Vice President of Calvert Asset Management Company, Inc.
WILLIAM M. TARTIKOFF, Esq. AGE: 62	Vice President & Secretary	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
NATALIE TRUNOW AGE: 42	Vice President	2008

Senior Vice President of Calvert Asset Management Company, Inc., and Chief Investment Officer - Equities. Prior to joining Calvert in August 2008, Ms. Trunow was the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

RONALD M. WOLFSHEIMER, CPA AGE: 57	Treasurer	1979	Senior Vice President and Chief Financial and Administrative Officer of Calvert Group, Ltd.
MICHAEL V. YUHAS JR., CPA AGE: 48	Fund Controller	1999	Vice President of Fund Administration of Calvert Group, Ltd.

* Ms. Krumsiek is an interested person of the Funds since she is an Officer and Director of each Fund's Advisor and certain affiliates. Mr. Silby is an interested person of the Funds since he is a Director of the parent company of each Fund's Advisor.

            The address of the Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, with the exception of Mr. Silby, whose address is 1715 18th Street, N.W., Washington, DC 20009. Trustees and officers as a group owned less than 1% of any class of each Fund's outstanding shares.

            The Board of Trustees has two standing Committees:

    Governance Committee - Addresses matters of fund governance, including policies on Trustee compensation and Board and Committee structure and responsibilities; the functions of the Governance Committee of the Board also include those of a Nominating Committee, e.g., handling initiation and consideration of nominations for the appointment or election of independent Trustees of the Board. The Committee met four times in the past fiscal year. Ms. Kruvant and Messrs. Baird, Feldman and Guffey comprise this Committee.

    Audit Committee - Approves and recommends to the Board independent public accountants to conduct the annual audit of each Fund's financial statements; reviews with the independent public accountants the outline, scope, and results of the annual audit; and reviews the performance and fees charged by the independent public accountants for professional services. In addition, the Audit Committee meets with the Fund's independent public accountants and representatives of Fund management to review accounting activities and areas of financial reporting and control. It met five times in the past fiscal year. Messrs. Baird and Feldman, and Ms. Kruvant comprise this Committee.

            The Board of Trustees of each Fund has retained Lipper Analytical Services, Inc. to provide the Board with an independent analysis of investment performance and expenses for each Fund, in connection with the Board's annual consideration of the renewal of the Fund's investment advisory and underwriting agreements, as required by Section 15(c) of the 1940 Act.

            The Trustees/Directors owned shares in the Funds and in all other Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2009:

Calvert Short-Term Government Fund
Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Calvert Family of Funds
Independent Trustees
Richard L. Baird, Jr.	None	>$100,000
Douglas E. Feldman	None	None
John G. Guffey, Jr.	None	>$100,000
M. Charito Kruvant	None	>$100,000

Interested Trustees
D. Wayne Silby	None	>$100,000
Barbara J. Krumsiek	None	>$100,000

Calvert High Yield Bond Fund
Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Calvert Family of Funds
Independent Trustees
Richard L. Baird, Jr.	None	>$100,000
Douglas E. Feldman	None	$10,001-$50,000
John G. Guffey, Jr.	None	>$100,000
M. Charito Kruvant	None	>$100,000

Interested Trustees
D. Wayne Silby	None	>$100,000
Barbara J. Krumsiek	None	>$100,000

            Trustees/Directors of each Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any fund in the Calvert Family of Funds through the Trustees/Directors Deferred Compensation Plan. Management believes this will have a negligible effect on each Portfolio's assets, liabilities, net assets, and net income per share.

Trustee/Director Compensation Table

The Calvert Fund

            The following tables (unaudited numbers) set forth information describing the compensation of each Trustee for his/her services to The Calvert Fund for the most recent fiscal year ended September 30, 2009, and to all of the portfolios in the Fund Complex. Each portfolio within The Calvert Fund is responsible for a proportionate share of these payments.
Name of Person, Position	Aggregate Compensation From Fund (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Total Compensation From Fund and Fund Complex Paid to Directors***
Richard L. Baird, Jr.** (Trustee)	$40,282	$20,141	$111,875
Douglas E. Feldman (Trustee)	$42,077	$0	$53,000
John G. Guffey, Jr.** (Trustee)	$32,576	$5,159	$104,625
M. Charito Kruvant** (Trustee)	$42,077	$6,796	$107,750
Arthur J. Pugh**, **** (Trustee)	$42,077	$0	$107,750
Barbara J. Krumsiek* (Trustee & President)	$0	$0	$0
David R. Rochat **** (Trustee & Senior Vice President)	$31,986	$31,986	$40,250
D. Wayne Silby, Esq.*,** (Trustee & Chair)	$31,986	$18,370	$104,750

*Ms. Krumsiek is an interested person of the Funds since she is an Officer and Director of each Fund's Advisor and certain affiliates. Mr. Silby is an interested person of the Fund since he is a Director of the parent company of each Fund's Advisor.

**Messrs. Baird, Guffey and Silby and Ms. Kruvant have chosen to defer a portion of their compensation. As of September 30, 2009, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $255,893; $356,644; $522,958; and $404,517; for each of them, respectively.

***As of September 30, 2009, the Fund Complex consisted of fifty-four (54) Funds.

****Messrs. Pugh and Rochat resigned from the Board of Trustees effective December 31, 2009.

INVESTMENT ADVISOR

            The Funds' Investment Advisor is Calvert Asset Management Company, Inc., a subsidiary of Calvert Group Ltd., which is a subsidiary of UNIFI Mutual Holding Company. Under the Investment Advisory Agreement with respect to the Funds, the Advisor provides investment advice to the Funds and oversees the day-to-day operations, subject to the supervision and direction of the Board of Trustees. The Advisor provides the Funds with investment supervision and management, and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Trustees who are employees of the Advisor or its affiliates. The Funds pay all their other respective administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; fund accounting fees; federal and state securities registration fees; salaries, fees and expenses of Trustees, executive officers and employees of the Funds, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; shareholder meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. As explained in the prospectus fee table footnotes, the Funds have an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Funds' uninvested cash balances. These credits are used to reduce Fund expenses. In those Funds where the total annual fund operating expenses are subject to a contractual expense limitation, the Advisor could be deemed to have an incentive to leave greater cash balances at the custodian, since it receives the benefit of any expense offset credit. The Board of Trustees periodically reviews and evaluates the expense offset arrangement.

            Under the Investment Advisory Agreement, for its services, the Advisor receives an annual fee, payable monthly, of 0.45% of Calvert Short-Term Government's average daily net assets and 0.65% of Calvert High Yield Bond's average daily net assets. The Advisor reserves the right to (i) waive all or a part of its fee; (ii) reimburse a Fund for expenses; and (iii) pay broker/dealers in consideration of their promotional or administrative services. The Advisor may, but is not required to, waive current payment of its fees or reimburse expenses of the Fund, except as noted in the Fund's prospectus. Advisory fees are allocated among classes as a Fund-level expense based on net assets.

            The following chart shows the Investment Advisory fees paid to the Advisor by the Funds for the past three fiscal years.

	2007*	2008*	2009
Calvert Short-Term Government	$121,877	$135,064	$168,178
Calvert High Yield Bond	$155,454	$150,449	$142,546

            *Payments made prior to December 12, 2008, were made to Summit Investment Partners, Inc., the prior investment advisor.

PORTFOLIO MANAGER DISCLOSURE

            Additional information about each Fund's Portfolio Managers, identified in the prospectus of the Fund, is provided below.

A. Other Accounts Managed by Portfolio Managers of the Funds

            The following Portfolio Managers of the Funds are also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below. This information includes accounts managed by any group which includes the identified Portfolio Manager. The "Other Accounts" category includes accounts managed in the Portfolio Manager's personal as well as professional capacities.

CALVERT SHORT-TERM GOVERNMENT FUND

Calvert:
Gregory Habeeb
Accounts Managed other than Calvert Short-Term Government Fund as of September 30, 2009	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	11	0	3
Total Assets in Other Accounts Managed	$7,403,301,738	$0	$96,896,373
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

CALVERT HIGH YIELD BOND FUND

Calvert:
Gregory Habeeb
Accounts Managed other than Calvert High Yield Bond Fund as of September 30, 2009	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	11	0	3
Total Assets in Other Accounts Managed	$7,398,004,866	$0	$96,896,373
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

Calvert:
Kevin P. Aug
Accounts Managed other than Calvert High Yield Bond Fund as of September 30, 2009	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	3
Total Assets in Other Accounts Managed	$0	$0	$96,896,373
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

Calvert:
Sam Cooper
Accounts Managed other than Calvert High Yield Bond Fund as of September 30, 2009	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	3
Total Assets in Other Accounts Managed	$0	$0	$96,896,373
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

B. Potential Conflicts of Interest in Managing a Fund and Other Accounts

            The following describes material conflicts of interest, which may potentially arise in connection with the management of a Fund's investments by a Portfolio Manager and that individual's simultaneous management of the investments of any other accounts listed in this SAI. See "Other Accounts Managed by Portfolio Managers of the Funds" above.

            When a Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. The portfolio management team members are aware of and abide by the Advisor's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance dispersion among accounts employing similar investment strategy but with different fee structures is periodically examined by the Advisor to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

C. Compensation of Portfolio Managers of the Funds

            Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by each Portfolio Manager from a Fund, the Advisor of the Fund, or any other sources with respect to management of the Fund, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI. See "Other Accounts Managed by Portfolio Managers of the Funds" above.

            The following compensation information is identical with respect to Calvert Short-Term Government Fund and Calvert High Yield Bond Fund, as well as for the respective Other Accounts listed above in relation to these Funds and managed by each of the identified Portfolio Managers.

Calvert:
Gregory Habeeb, Kevin Aug (Calvert High Yield Bond Fund Only) and Sam Cooper (Calvert High Yield Bond Fund Only)
Compensation with Respect to Management of Calvert Short-Term Government Fund, Calvert High Yield Bond Fund and Other Accounts as of September 30, 2009
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers / standards.
Bonus (cash)	Calvert

Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e., net earnings) of Calvert Group, Ltd., parent of the Advisor, long- and short-term performance of Funds overseen, relative to Fund benchmarks, and growth in Portfolio assets. Also based on qualitative factors, such as the ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

D. Securities Ownership of Portfolio Managers of the Funds

            With respect to each Portfolio Manager identified in the prospectus, the following information sets forth the Portfolio Manager's beneficial ownership of securities as of September 30, 2009 in the Fund(s) managed by that individual. The securities were valued as of September 30, 2009. (Specified ranges: None; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)
Fund	Firm	Name of Portfolio Manager	Fund Ownership

Calvert Short-Term Government Fund	Calvert	Gregory Habeeb	None
Calvert High Yield Bond Fund	Calvert	Gregory Habeeb	None
		Kevin P. Aug	None
		Sam Cooper	$10,001 to $50,000

ADMINISTRATIVE SERVICES AGENT

            Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by each Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative fee payable monthly (as a percentage of average daily net assets) as follows:

Class A and Class I
Calvert Short-Term Government Fund	0.10%
Calvert High Yield Bond Fund	0.10%

            The following chart shows the administrative fees paid by the Funds for the past three fiscal years:

	2007	2008	2009
Calvert Short-Term Government Fund	$27,084	$30,014	$37,373
Calvert High Yield Bond Fund	$23,916	$23,146	$21,930

METHOD OF DISTRIBUTION

            Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Funds. CDI is an affiliate of each Fund's Advisor. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Funds' shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

            Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted Distribution Plans (the "Plans"), which permit the Funds to pay certain expenses associated with the distribution and servicing of shares. Such expenses for Class A shares may not exceed, on an annual basis, 0.25% of each Fund's Class A average daily net assets. Class I has no Plan. Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Fund shareholders, compensation to broker/dealers, underwriters, and salespersons.

            Each Fund's Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees who are not interested persons of the Funds is committed to the discretion of such Independent Trustees. In establishing the Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders, including economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.

            The Plans may be terminated by vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class of each Fund. Any change in the Plans that would materially increase the distribution cost to a Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Trustees, including a majority of the Independent Trustees as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by: (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Trustees.

            As noted above, distribution and shareholding servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Plan expenses (paid by a Fund as part of the annual operating expenses). In addition to these payments, the Advisor, CDI and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Funds. The Advisor, CDI and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms' accounts for their marketing, distribution, and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees. In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program. This list may be changed from time to time. As of December 31, 2009, the Advisor, CDI and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms: Ameriprise Financial Services, Charles Schwab & Co., Inc., CUSO, Fidelity, J.P. Morgan, LPL Financial Services, Marshall & Ilsley, Merrill Lynch, Morgan Stanley Smith Barney, National Financial Services, LLC, Pershing, Prudential, SunGard Institutional Brokerage Inc., Thrivent Financial for Lutherans, UBS Financial Services, Wells Fargo Advisors, and Wells Fargo Investments.

            Where payments are being made to a broker/dealer to encourage sales of Fund shares, the broker/dealer has an incentive to recommend Fund shares to its customers. The Advisor does not use Fund brokerage to compensate broker/dealers for the sale of Fund shares.

            The Funds have entered into an agreement with CDI as principal underwriter. CDI makes a continuous offering of the Funds' securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee and a service fee from the Funds based on the average daily net assets of each Fund's respective classes. These fees are paid pursuant to the Funds' Plans.

            Total Plan Expenses paid to the Distributor by the Funds for the fiscal year ended September 30, 2009 were:

Class A
Calvert Short-Term Government Fund	$2,721
Calvert High Yield Bond Fund	$7,271

            For the fiscal year ended September 30, 2009, the Plan Expenses for Class A shares of each Fund were spent solely on compensation to broker/dealers.

            Class A shares of each Fund are offered at net asset value plus a front-end sales charge as follows:

Calvert Short-Term Government Fund
Amount of Investment	As a % of Offering Price	As a % of net amount Invested
Less than $50,000	2.75%	2.83%
$50,000 but less than $100,000	2.25%	2.30%
$100,000 but less than $250,000	1.75%	1.78%
$250,000 but less than $500,000	1.25%	1.27%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None	None

Calvert High Yield Bond Fund
Amount of Investment	As a % of Offering Price	As a % of net amount Invested
Less than $50,000	3.75%	3.90%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None	None

            CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions) and, for Class A only, the net amount retained by CDI (i.e., not reallowed to dealers), for the last three fiscal years were:

Fiscal Year	2007		2008		2009
Class A	Gross	Net	Gross	Net	Gross	Net
Calvert High Yield Bond Fund	N/A	N/A	N/A	N/A	$15,106	$7,450
Calvert Short-Term Government Fund	N/A	N/A	N/A	N/A	$2,657	$1,128

            Fund Trustees and certain other affiliated persons of the Funds are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Funds. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See the prospectus for additional share purchase information.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

            Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust Company, N. A., has been retained by the Funds to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

            Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., has been retained by the Funds to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker/dealer data, and preparing and distributing statements to shareholders regarding their accounts.

            For these services, BFDS receives a fee based on the number of shareholder accounts and transactions, while CSSI receives a fee based on the asset class (money market, fixed income and equities) and the resources necessary to support the various services each asset class requires. CSSI may contract with subagents, at the Funds' expense, to provide recordkeeping and sub-accounting services to the Funds.

PORTFOLIO TRANSACTIONS

            The Funds' Advisor places orders with broker-dealers for the Fund portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Fixed income securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

            Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Funds' Advisor makes investment decisions and selects brokers and dealers under the direction and supervision of the Board of Trustees.

            Broker/dealers who execute portfolio transactions on behalf of the Funds are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor's obligation to seek best execution. The Funds have adopted a policy that prohibits the Advisor from using Fund brokerage to compensate broker/dealers for promotion or sale of Fund shares.

            For the last two fiscal years, total brokerage commissions paid were as follows:

	2008	2009
Calvert Short-Term Government Fund	$0	$4,212
Calvert High Yield Bond Fund	$4,947	$1,890

            The increase in brokerage commissions for Calvert Short-Term Government Fund was due to more active trading in U.S. Treasury futures.

            None of the Funds paid any brokerage commissions to affiliated persons during any of the last three fiscal years.

            The Funds' Advisor selects brokers on the basis of best execution. In some cases it selects brokers that provide research and research-related services to it. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process.

            If, in the judgment of the Advisor, the Funds or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Funds as well as other Calvert funds and managed accounts.

            For the fiscal year ended September 30, 2009, the Advisor did not allocate brokerage commissions for soft dollar research services for any of the Funds.

            As of September 30, 2009, the Funds held securities of their "regular broker-dealers" (as defined in the 1940 Act) or of the parents of those broker-dealers as indicated in the amount shown below:
Fund	Broker/Dealer	Type of Security D = debt E = equity	Amount
Calvert Short-Term Government Fund	Bank of America Corp.	D	$1,008,000
	Citibank	D	$500,000
	Citigroup Funding, Inc.	D	$1,008,000
	Goldman Sachs Group, Inc.	D	$1,007,000
	JPMorgan Chase & Co.	D	$1,509,000
	Morgan Stanley	D	$1,007,000
	State Street Bank and Trust Co.	D	$602,000

Calvert High Yield Bond Fund	Citigroup, Inc.	D	$282,000

            The portfolio turnover rates for the last two fiscal years were as follows:

	2008	2009
Calvert Short-Term Government Fund	38%	197%
Calvert High Yield Bond Fund	67%	156%

            The higher turnover rate for the Funds was due to more active trading associated with increased opportunities regarding duration and yield curve strategies.

PORTFOLIO HOLDINGS DISCLOSURE

            The Funds have adopted a Portfolio Holdings Disclosure Policy ("Disclosure Policy") that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding a Fund's portfolio holdings.

Publicly Available Portfolio Holdings

            Information regarding a Fund's portfolio holdings is publicly available: (1) at the time such information is filed with the Commission in a publicly available filing; or (2) the day next following the day when such information is posted on the www.calvert.com website. This information may be a Fund's complete portfolio holdings, such as those disclosed in its semi-annual or annual reports and filed with the Commission on Form N-CSR or in its quarterly holdings reports filed with the SEC on Form N-Q after the Fund's first and third quarters. From time to time, a Fund may disclose on www.calvert.com whether it holds a particular security, in response to media inquiries. A Fund's publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.

Non-Public Portfolio Holdings

            The Funds' Disclosure Policy, as described generally below, allows the disclosure of a Fund's non-public portfolio holdings for the Fund's legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

            Subject to approval from the Legal Department of Calvert Group, Ltd., a representative from the Administrator may provide a Fund's non-public portfolio holdings to a recognized rating and ranking organization, without limitation on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

            A service provider or other third party that receives information about a Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g., a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings without limitation on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

            A Fund's partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Funds and current and prospective clients of the Advisor, provided that: (1) the recipient makes a specific request to the General Counsel of Calvert Group, Ltd. (or his designee) ("Authorized Individual"); (2) the Authorized Individual determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient; (3) the Authorized Individual (if other than the General Counsel) obtains prior approval from the Legal Department; and (4) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual. The Disclosure Policy further provides that, in approving a request, the Authorized Individual considers the recipient's need for the relevant holdings information, whether the disclosure will benefit the Fund, or, at a minimum, not harm the Fund, and what conflicts may result from such disclosures.

            Under the Disclosure Policy, neither a Fund, the Advisor nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund's non-public portfolio holdings. The Disclosure Policy is subject to annual review by the Fund's Board of Trustees. The Fund's Board of Trustees shall also receive annual reports from Fund Management on those entities to whom such disclosure has been made.

Ongoing Arrangements

            The following is a list of those entities to whom information about the Fund's portfolio securities is made available and the frequency (following a 15 day lag), including the identity of the persons who receive information pursuant to such arrangements. In all such cases, disclosure is made subject to a written confidentiality agreement, which includes provisions preventing use of the information to trade.

Name of Entity	Information Provided	Frequency Provided
Aris Corporation	Portfolio Holdings	Quarterly
Asset Consulting Group	Portfolio Holdings	Quarterly
Asset Strategy Consultants	Portfolio Holdings	Quarterly
Bank of Ann Arbor Trust Company	Portfolio Holdings	Quarterly
Bank of Oklahoma Trust Company	Portfolio Holdings	Quarterly
Baybridge Consulting	Portfolio Holdings	Quarterly
Bidart & Ross	Portfolio Holdings	Quarterly
Bloomberg	Portfolio Holdings	Monthly
Blue Prairie Group	Portfolio Holdings	Quarterly
Callan Associates	Portfolio Characteristics, Top Holdings	Quarterly
Cambridge Associates	Portfolio Holdings	Quarterly
Capital Market Consultants, LLC	Portfolio Holdings	Quarterly
Care Group	Portfolio Holdings	Quarterly
Chittenden Trust Company	Portfolio Characteristics	Quarterly
Citigroup Consulting	Portfolio Holdings	Quarterly
Colonial Consulting	Portfolio Holdings	Quarterly
Consulting Services Group	Portfolio Holdings	Quarterly
Cook Street Consulting	Portfolio Holdings	Quarterly
Rogers Casey	Portfolio Holdings	Quarterly
DiMeo Schneider & Associates, L.L.C.	Portfolio Holdings	Quarterly
Educap, Inc.	Portfolio Characteristics	Quarterly
Evaluation Associates	Portfolio Holdings	Quarterly
FactSet	Portfolio Holdings	Monthly
First Horizon National Corp.	Portfolio Holdings	Quarterly
Fulton Financial/Claremont Investments	Portfolio Holdings	Quarterly
Fund Evaluation Group	Portfolio Holdings	Quarterly
Hartland & Co.	Portfolio Holdings	Quarterly
HC Asset Management	Portfolio Holdings	Quarterly
Hewitt	Portfolio Holdings	Quarterly
Innovest Portfolio Solutions	Portfolio Holdings	Quarterly
Institutional Consulting Group	Portfolio Holdings	Quarterly
John M. Lloyd Foundation	Portfolio Holdings	Quarterly
JP Morgan Private Bank	Portfolio Characteristics	Quarterly
KPMG	Portfolio Holdings	Annually
LCG Associates	Portfolio Holdings	Quarterly
Lipper	Portfolio Holdings	Monthly
Maryland State Treasurer's Office	Portfolio Holdings	Quarterly
Mees Pierson	Portfolio Holdings, Portfolio Characteristics, Asset Allocation	Quarterly
M&I Investments	Portfolio Characteristics	Quarterly
Mennonite Foundation	Portfolio Holdings	Quarterly
Mercer Consulting, Inc.	Portfolio Characteristics, Top Holdings	Quarterly
Millennium Trust Company	Portfolio Holdings	Quarterly
Milliman & Associates	Portfolio Holdings	Quarterly
Monticello & Associates	Portfolio Holdings	Quarterly
Morningstar	Portfolio Holdings	Monthly
National Grid	Portfolio Holdings	Quarterly
New England Pension Consulting	Portfolio Characteristics, Top Holdings	Quarterly
New York State Common Retirement Fund	Portfolio Holdings	Quarterly
Oak Hill Fund	Portfolio Holdings	Quarterly
Patagonia	Portfolio Holdings	Quarterly
Preferred Property Life and Casualty	Portfolio Holdings	Quarterly
Prima Capital	Portfolio Characteristics	Quarterly
Prime Buchholz	Portfolio Holdings	Quarterly
PWC	Portfolio Holdings	Quarterly
R.V. Kuhns	Portfolio Holdings	Quarterly
Reliance Financial	Portfolio Holdings	Quarterly
Reuters Limited	Portfolio Holdings	Monthly
Rice Heard & Bigelow	Portfolio Characteristics	Quarterly
RiskMetrics Group	Portfolio Holdings	Daily
Rocaton Investment Advisors	Portfolio Holdings	Quarterly
Rogers Casey	Portfolio Holdings	Quarterly
Segal Advisors	Portfolio Holdings	Quarterly
SG Corporate & Investment Banking	Portfolio Holdings	Monthly
Sierra Fund	Portfolio Holdings	Quarterly
Smith Hayes Consulting	Portfolio Holdings	Quarterly
St. Paul Electrical Workers	Portfolio Holdings	Quarterly
State of Idaho	Portfolio Holdings	Quarterly
Summit Investment Partners	Portfolio Holdings	Quarterly
TD Bank Wealth Management Group	Portfolio Holdings	Quarterly
TRUSCO	Portfolio Holdings	Quarterly
Uhrlaub	Portfolio Holdings	Quarterly
Vestek	Portfolio Holdings	Monthly
Wachovia	Portfolio Holdings, Portfolio Characteristics	Quarterly
Watson Wyatt	Portfolio Holdings	Quarterly
WEA Trust	Portfolio Characteristics	Quarterly
Wells Fargo Private Client Group	Portfolio Holdings	Quarterly
Wilshire Associates	Portfolio Holdings	Quarterly
Woodcock Financial	Portfolio Holdings	Quarterly
Wurts and Associates	Portfolio Holdings	Quarterly

PERSONAL SECURITIES TRANSACTIONS

            The Funds, the Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the investment personnel of The Calvert Fund to invest in securities that may be purchased or held by the Funds. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material nonpublic information.

PROXY VOTING DISCLOSURE

            Please refer to Appendix A of this SAI for the Global Proxy Voting Guidelines for Calvert Family of Funds. The Guidelines include the policies and procedures that the Funds use in determining how to vote proxies relating to portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Fund shareholders, and those of a Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF TRUSTEES/DIRECTORS

            Any shareholder who wishes to send a communication to the Board of Trustees of the Funds should send the communication to the attention of the Funds' Secretary at the following address:

            Calvert Funds
            Attn: [Name of Fund] Secretary
            4550 Montgomery Avenue
            Bethesda, Maryland 20814

            All communications should state the specific Calvert Fund to which the communication relates. After reviewing the communication, the Fund's Secretary will forward the communication to the Board of Trustees.

            In its function as a nominating committee, the Governance Committee of the Board of Trustees will consider any candidates for vacancies on the Board from any shareholder of a Fund who has held at least 0.5% of the outstanding shares of the Fund continuously for at least five years. Shareholders of a Fund who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Bethesda, MD 20814. The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an independent Trustee. A shareholder wishing to recommend to the Governance Committee a candidate for election as Trustee may request the Fund's Policy for the Consideration of Trustee Nominees by contacting the Fund's Secretary at the address above.

            If a shareholder wishes to send a communication directly to an individual Trustee or to a Committee of the Fund's Board of Trustees, the communication should be specifically addressed to such individual Trustee or Committee and sent in care of the Fund's Secretary at the address above. Communications to individual Trustees or to a Committee sent in care of the Fund's Secretary will be forwarded to the individual Trustee or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

            KPMG LLP serves as the independent registered public accounting firm for the Funds. State Street Bank & Trust Company, N.A., serves as custodian of the Funds' investments. The custodian has no part in deciding the Funds' investment policies or the choice of securities that are to be purchased or sold for the Funds.

GENERAL INFORMATION

            Calvert Short-Term Government Fund and Calvert High Yield Bond Fund each is a series of The Calvert Fund (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. Calvert Short-Term Government Fund is diversified, and Calvert High Yield Bond Fund is non-diversified. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of the Trust's assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

            Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. Each Fund offers two separate classes of shares: Class A and Class I. Each class represents interests in the same portfolio of investments but, as further described in the prospectuses, each class is subject to differing sales charges and expenses, resulting in differing net asset values and distributions. Upon liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

            The Funds are not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees/Directors, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

            As of January 1, 2010, the following entity beneficially owned more then 25% of the voting securities of the Funds:

Fund Name
Name and Address	% of Ownership

Calvert Short-Term Government Fund

Union Central Life Insurance Cincinnati, OH	78.94%

Calvert High Yield Bond Fund

Union Central Life Insurance Cincinnati, OH	49.70%

            As of January 1, 2010, to the Funds' knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the class of the Funds as shown:

Fund Name
Name and Address	% of Ownership

Calvert Short-Term Government Fund

Charles Schwab & Company Special Custody Account for the Benefit of the Customers San Francisco, CA	56.60% of Class A

Union Central Life Insurance Group Account Cincinnati, OH	93.89% of Class I

Calvert High Yield Bond Fund

Pershing LLC Jersey City, NJ	16.95% of Class A

Charles Schwab & Company Special Custody Account for the Benefit of the Customers San Francisco, CA	16.38% of Class A

Union Central Life Insurance Group Account Cincinnati, OH	60.43% of Class I

Union Central Life Insurance Corporate Account Cincinnati, OH	22.40% of Class I

Ameritas Life Insurance Corp. Account D Lincoln, NE	10.18% of Class I

FUND SERVICE PROVIDERS

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICING AGENT
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, Missouri 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103

CUSTODIAN
State Street Bank & Trust Company, N.A.
225 Franklin Street
Boston, Massachusetts 02110

APPENDIX A

GLOBAL PROXY VOTING GUIDELINES
FOR
CALVERT FAMILY OF FUNDS

I. Introduction

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate sustainability and social responsibility. The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners. The sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment). In our view, companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.

  Long-Term Value. Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders. Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term. A focus on long-term value creation also increases the relevance of companies' environmental management, treatment of workers and communities, and other sustainability and social responsibility factors. Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term. Calvert's proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.
  Accountability. Corporate management must be accountable to many interests, including investors, stakeholders, and regulators. Management of a company must be accountable to the board of directors; the board must be accountable to the company's shareowners; and the board and management together must be accountable to the stakeholders. Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers. Certain other governance structures are well suited to manage this accountability: independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners. Calvert's proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.
  Sustainability. Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time. Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation. For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices. Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses. Calvert's proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance. Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders. In our view, Good Governance + Sustainability and Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines ("the Guidelines"). The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies. There also may be instances when the Advisor votes the Funds' shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds' shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds' investment objectives and social goals. To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section IV below.

  When support for or opposition to a proxy proposal as described below is qualified with the term, "ordinarily," this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.
  When support for or opposition to a proxy proposal is qualified by the expression, "on a case by case basis," this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.
  When we use the term, "shareholder," we are referring to Calvert's mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines. When we use the term, "shareowner," we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors' concerns and rules governing inclusion of specific items in corporate proxies change. Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes. Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund's Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert's proxy voting record is available on the Funds' web site, www.calvert.com, and is also available on the Securities and Exchange Commission's website at www.sec.gov.

II. CORPORATE GOVERNANCE

A. Board and Governance Issues

The board of directors ("the board") is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company's relationships with other stakeholders. While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests. Thus, in our view, a board's fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence. Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation's shareowners and other stakeholders. In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director's objectivity and fiduciary responsibility to shareowners. In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company's financial performance, but not so great as to constitute a controlling or significant interest.

Because the board's ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it is beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity. Well-governed companies benefit from a wide diversity of perspective and background on their boards. To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture, age and geography. Calvert believes that in an increasingly complex global marketplace, the ability to draw on a wide range of viewpoints, backgrounds, skills, and experience is critical to a company's success. Corporate diversity helps companies increase the likelihood of making the right strategic and operational decisions, contributes to a more positive public image and reputation, and catalyzes efforts to recruit, retain, and promote the best people, including women and minorities.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards. For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director. Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

Board Independence

    The Fund advisor will oppose slates of directors without at least a majority of independent directors.
    The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.
    The Fund advisor will oppose non-independent directors candidates nominated to the audit, compensation and/or nominating committees.
    The Fund advisor will support proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

Board Diversity

    The Fund advisor will oppose slates of directors that result in a board that does not include both women and people of color.
    The Fund advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

Board Accountability

    The Fund advisor will oppose slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.
    The Fund advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.
    The Fund advisor will oppose directors who sit on more than four public company boards and oppose directors serve as CEO and sit on more than two additional boards.

Board Committee on Sustainability/Corporate Social Responsibility Issues

Shareholders have filed binding resolutions seeking the creation of a board committee dedicated to long term strategic thinking and risk management of sustainability issues including environment, human rights, diversity and others. While we believe all directors should be informed and active on sustainability issues, we do see the value of a focused sustainability committee.

    The Fund advisor will ordinarily support the creation of a board level committee on sustainability/corporate social responsibility issues.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.

    The Fund advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely. Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds. However, continuity is also important and there are other mechanisms such as voting against or withholding votes during the election of directors, which shareholders can use to voice their opposition to certain candidates. It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

    The Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners. Yet there are ways that such requirements may also undermine good governance: limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation. In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners. Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

    The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.
    The Fund advisor will oppose excessive awards of stock or stock options to directors.

Director Elections

Contested Election of Directors

Contested elections of directors frequently occur when a board or shareholder nominated candidate or slate runs for the purpose of seeking a significant change or improvement in corporate policy, control, or structure. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

    The Fund advisor will evaluate director nominees on case-by-case basis in contested election of directors.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.

    The Fund advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.

Majority Vote Standard

A majority voting standard allows shareholders with a majority of votes in favor or against determine the election of board nominees. Currently, most board elections are uncontested and allow directors to be elected with a plurality of votes. Calvert believes majority voting increases director accountability to shareholders, as directors recognize shareholders have a voice in the election process.

    The Fund advisor will generally support both precatory and binding resolutions seeking to establish a majority vote standard.

Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares. However, like many tools, cumulative voting can be misused. In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

    The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

Shareholder Rights

Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

    The Fund advisor will ordinarily oppose supermajority vote requirements.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors. There is no reason why management should be allowed to nominate directors while shareowners -- whom directors are supposed to represent -- are deprived of the same right. We support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

    The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

    The Fund advisor will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.
    The Fund advisor will ordinarily support proposals to allow or facilitate shareowner action by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights. In general, we support the right of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid. Restrictions on the right of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

    The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such restrictions limit the right of shareowners to participate in governance.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends. Creation of multiple classes of stock limits the right of some shareowners -- often a majority of shareowners -- to exercise influence over the governance of the corporation. This approach in turn diffuses directors' incentives to exercise appropriate oversight and control over management.

    The Fund advisor will ordinarily oppose proposals to create dual classes of stock. However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.
    The Fund advisor will ordinarily support proposals to recapitalize stock such that each share is equal to one vote.

Ratification of Auditor and Audit Committee

The annual shareholder ratification of the outside auditors is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners. Further, Calvert recognizes the critical responsibilities of the audit committee and its members including the oversight of financial statements and internal reporting controls.

    The Fund advisor will ordinarily oppose proposals seeking ratification of the auditor when fees for non-audit consulting services exceed 25 % of all fees or in any other case where the advisor determines that the independence of the auditor may be compromised.
    The Fund advisor will ordinarily support proposals to adopt a policy to ensure that the auditor will only provide audit services to the company and not provide other services.
    The Fund advisor will ordinarily support proposals that set a reasonable mandatory rotation of the auditor (at least every five years).
    The Fund advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries companies routinely appoint internal statutory auditors.

    The Fund advisor will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

    The Fund advisor will ordinarily support proposals that call for the annual election of auditors by shareholders.

Audit Committee

    The Fund advisor will ordinarily oppose members of the audit committee where the audit committee has approved an audit contract where non-audit fees exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.
    The Fund advisor will ordinarily oppose members of the audit committee at companies with ineffective internal controls, considering whether the company has a history of accounting issues, or significant recent problems, and the board's response to them

Transparency and Disclosure

International corporate governance is constantly changing and there have been waves of development of governance codes around the world. The common thread throughout all of these codes is that shareowners want their companies to be transparent.

    The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.
    The Fund advisor will ordinarily support proposals that call for an annual financial audit by external and independent auditors.
    The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.
    The Fund advisor will ordinarily support proposals that call for disclosure of corporate governance codes and structures.
    The Fund advisor will ordinarily support proposals that call for disclosure of related party transactions.
    The Fund advisor will ordinarily support proposals that call for disclosure of the board nominating process.

B. Executive and Employee Compensation

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation. Prosperity should be shared broadly within a company, as should the downside risk of share ownership. Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on compensation plans and strategy.

There are many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value. The structure of these compensation plans often determines the level of alignment between management and shareowner interests. Calvert stresses the importance of pay-for-performance, where executive compensation is linked to clearly defined and rigorous criteria. These executives should not only enjoy the benefits when the company performs well, but boards should ensure executives are accordingly penalized when they are unable to meet established performance criteria.

Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors. Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Employee Compensation
    The Fund advisor will ordinarily support proposals requesting companies disclose compensation practices and policies--including salaries, option awards, bonuses, and restricted stock grants--of top management, Board of Directors, and employees.

CEO and Executive Compensation

    The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).
    The Fund advisor will support proposals seeking to establish a shareholder advisory vote on compensation.
    The Fund advisor will vote on a case-by-case basis proposals seeking shareholder ratification of the company's executive officers' compensation (also known as an Advisory Vote on Compensation).

Compensation Committee
    The Fund advisor may oppose members of the compensation committee when it is determined they have approved compensation plans that are deemed excessive or have not amended their policies in response to shareholder concern.

Executive & Employee Stock Option Plans
    The Fund advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value.
    The Fund advisor will ordinarily oppose proposals to approve stock option plans that do not contain provisions prohibiting automatic re-pricing, unless such plans are indexed to a peer group or other measurement so long as the performance benchmark is predetermined prior to the grant date and not subject to change retroactively.
    The Fund advisor will examine and ordinarily oppose proposals for re-pricing of underwater options.
    The Fund advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.
    The Fund advisor will ordinarily support proposals requiring that all option plans and option re-pricing are submitted for shareholder approval.
    The Fund advisor will ordinarily oppose proposals to approve stock option plans with "evergreen" features, reserving a specified percentage of stock for award each year with no termination date.
    The Fund advisor will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.
    The Fund advisor will support proposals to approve Employee Stock Ownership Plans (ESOPs) created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management). The Fund advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

Expensing of Stock Options

Calvert's view is that the expensing of stock options gives shareholders valuable additional information about companies' financial performance, and should therefore be encouraged.
    The Fund advisor will ordinarily support proposals requesting that companies expense stock options.

Pay Equity
    The Fund advisor will support proposals requesting that management provide a pay equity report.

Ratio Between CEO and Worker Pay
    The Fund advisor will support proposals requesting that management report on the ratio between CEO and employee compensation.
    The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

Executive Compensation Tie to Non-Financial Performance
    The Fund advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other sustainability and/or corporate social responsibility-related issues.

Severance Agreements

Severance payments are compensation agreements that provide for top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. Calvert believes boards should allow shareholders the ability to ratify such severance or change in control agreements to determine if such awards are excessive and unnecessary.

    The Fund advisor will support proposals providing shareowners the right to ratify adoption of severance or change in control agreements.
    The Fund advisor will examine and vote on a case-by-case basis severance or change in control agreements, based upon an evaluation of the particular agreement itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.
    The Fund advisor will oppose the election of compensation committee members who approve severance agreements that are not ratified by shareowners.

C. Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners. Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

    The Fund advisor will support proposals that consider non-financial impacts of mergers.
    The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company's social, environmental, and governance performance.
    The Fund advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses or that pose other potential financial, social, or environmental risks or liabilities.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers. In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out. Hostile takeovers come in many forms. Some offer advantages to shareowners by replacing current management with more effective management. Others do not. Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition. In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

    The Fund advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

    The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support such proposals if they are deemed consistent with shareholders' best interests and the principles of sound governance and overall corporate social responsibility/sustainability underlying these Guidelines.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated. Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters. In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens. In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights. Finally, changes in state law have made reincorporating in certain locations more or less favorable to governance issues such as shareholder rights.

    The Fund advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).
    The Fund advisor will review on a case-by-case basis proposals to reincorporate for improvements in governance structure and policies (such as reincorporating in states like North Dakota, with shareholder friendly provisions).
    The Fund advisor will ordinarily oppose proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Common Stock Authorization

Companies may choose to increase their authorization of common stock for a variety of reasons. In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear. Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

    The Fund advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.
    The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock. If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

    The Fund advisor will ordinarily oppose the creation of blank check preferred stock. In addition, the Fund advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

    The Fund advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.
    The Fund advisor will ordinarily oppose poison pills or shareowner rights plans.

Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider's shares. This usually means that the bidder's shares are purchased at a price higher than market price, discriminating against other shareowners.

    The Fund advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

III. CORPORATE SUSTAINABILITY AND SOCIAL RESPONSIBILITY

A. Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models. In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility. Investors increasingly see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure. As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines. There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting guidelines.

    The Fund advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.
    The Fund advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

B. Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company's overall environmental footprint.

    The Fund advisor will ordinarily support proposals to reduce negative environmental impacts and a company's overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.
    The Fund advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from operations, and the impact of environmental liabilities on shareowner value.
    The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling or waste management efforts, to increase recycling efforts, or to adopt a formal recycling policy.

Ceres Principles

The Coalition for Environmentally Responsible Economies (Ceres), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct. The Ceres Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment. Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the Ceres Principles; or 2) produce a report addressing management's response to each of the points raised in the Ceres Principles.

    The Fund advisor will support proposals requesting that a company become a signatory to the Ceres Principles.

Climate Change/Global Warming

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming--including oil and mining companies, utilities, and automobile manufacturers. Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective--and often cost-saving--steps to reduce energy use that contribute to climate change. Initiatives have included proposals requesting companies to disclose information, using guidelines such as those prepared by the Carbon Disclosure Project. This includes information about the company's impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting some forms of renewable energy resources for fossil fuels.

    The Fund advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.
    The Fund advisor will support proposals seeking the preparation of a report on a company's activities related to the development of renewable energy sources.
    The Fund advisor will support proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

Water

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company's supply chain, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities or ecosystems in areas of water scarcity.

    The Fund advisor will support proposals seeking the preparation of a report on a company's risks linked to water use or impacts to water.
    The Fund advisor will support proposals seeking the adoption of programs and policies that enhance access and affordability to safe drinking water and sanitation.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups. For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

    The Fund advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.
    The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C. Workplace Issues

Labor Relations

Companies' treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate. Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people. Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

    The Fund advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.
    The Fund advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.
    The Fund advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States. While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced labor, child labor, discrimination, intimidation and harassment of workers seeking to associate, organize or bargain collectively, unsafe working conditions, and other very poor working conditions. Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance. At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

    The Fund advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization's core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights. This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity (EEO)

Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender. Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission). Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

    The Fund advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.
    The Fund advisor will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.
    The Fund advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.
    The Fund advisor will ordinarily support proposals seeking reports on a company's initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.
    The Fund advisor will oppose proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.
    The Fund advisor will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs. Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing. The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed. Programs aimed at assisting displaced workers are helpful both to those displaced and to the company's ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

    The Fund advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

D. International Operations and Human Rights

Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective. Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas. Such activity is not always exploitative, but it can be. In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny. The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries. For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact and the Voluntary Principles on Security and Human Rights. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma. In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

    The Fund advisor will ordinarily support proposals requesting that companies develop human rights policies and periodic reporting on operations and investments in countries with repressive regimes and/or conflict zones.
    The Fund advisor will ordinarily support proposals requesting a report discussing how investment policies address or could address human rights issues.
    The Fund advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.
    The Fund advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.
    The Fund advisor will ordinarily support proposals requesting a report discussing how business practices and/or products limit or could limit freedom of expression or privacy.

Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry. For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

    The Fund advisor will support proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in places such as the Maquiladoras in Mexico, Southeast Asia, South Asia, Eastern Europe, the Caribbean or Central America. Companies often move to these places under U.S. government-sponsored programs to promote trade and economic development in these regions. In addition, companies have located in these regions to take advantage of lower labor costs as well as fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of labor standards and the environmental integrity of communities.

    The Fund advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in international operations such as in the Maquiladoras or elsewhere.
    The Fund advisor will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world. In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs. In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected. Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected. Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

    The Fund advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.
    The Fund advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E. Indigenous Peoples' Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by Indigenous Peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.

    The Fund advisor will ordinarily support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.
    The Fund advisor will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

F. Product Safety and Impact

Many companies' products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks. Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them. Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act. For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

    The Fund advisor will review on case-by-case basis proposals requesting that companies report on the impacts of their products on consumers and communities and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.
    The Fund advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

Toxic Chemicals

Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals.  Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals.  In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products.  These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union)posing liability risk to the company.   In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals.  Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

    The Fund advisor will ordinarily support resolutions asking companies to disclose product ingredients.
    The Fund advisor will ordinarily support resolutions asking companies to disclose policies related to toxic chemicals.
    The Fund advisor will examine and vote on a case-by-case basis asking companies to reformulate a product by a given date, unless this reformulation is required by law in selected markets.

Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies which engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

    The Fund advisor will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.
    The Fund advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.
    The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.
    The Fund advisor will ordinarily support proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless: the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

    The Fund advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.
    The Fund advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

G. Weapons Contracting

Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

    The Fund advisor will ordinarily support proposals calling for reports on the type and volume of defense contracts.

H. Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society. The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc. Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

    The Fund advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets. Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

    The Fund advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Predatory lending involves charging excessive fees to sub prime borrowers without providing adequate disclosure. Predatory lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

    The Fund advisor will support proposals calling on companies to address and eliminate predatory lending practices.
    The Fund advisor will support proposals seeking the development of a policy or preparation of a report to guard against predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions. At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs. Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

    The Fund advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care. Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

    The Fund advisor will ordinarily support resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

I. Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities. Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners. Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

    The Fund advisor will ordinarily support resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.
    The Fund advisor will ordinarily support resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.
    The Fund advisor will ordinarily support resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

J. Other Issues

All social issues that are not covered in these Guidelines are delegated to the Fund's advisor to vote in accordance with the Fund's specific social criteria. In addition to actions taken pursuant to the Fund's Conflict of Interest Policy, Calvert Social Research Department ("CSRD") will report to the Boards on issues not covered by these Guidelines as they arise.

IV. CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the Guidelines detailed in Sections I and II, above.

Thus, generally, adherence to the Global Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund's investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Global Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000.
Revised September 2002.
Revised June 2003.
Revised August 2004.
Approved December 2004.
Revised January 2008.
Approved March 2008.
Revised January 2009.
Approved March 2009.
Revised July 2009.
Revised October 2009.
Revised November 2009.

APPENDIX B

CORPORATE BOND AND COMMERCIAL PAPER RATINGS (source: Standard & Poor's Ratings Services)

Bonds

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: These obligations are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor's inability to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations. Adverse business, financial, and/or economic conditions may impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation. Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or where similar action has been taken but payment on the obligation is being continued.

D: An obligation rated D is in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Notes

SP-1: These issues are considered as having a strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2: These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3: These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1: This rating indicates a strong degree of safety regarding timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: This rating indicates a satisfactory degree of safety regarding timely payment.

A-3: This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

Long-Term Obligation Ratings (source: Moody's Investors Service)

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings (source: Moody's Investors Service)

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

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PART C. OTHER INFORMATION

Item 23. Exhibits
(a)	Declaration of Trust incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

(b)	By-Laws incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

(d)(1)

Amended Investment Advisory Agreement incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Schedule A to the Investment Advisory Agreement (New Vision Small Cap) incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.  Form of Amended Schedule A (Long-Term Income Fund) incorporated by reference to Registrant's Post-Effective Amendment No.47, dated April 2, 2004, accession number 0000701039-04-000007.  Addendum to Investment Advisory Agreement Schedule A (Ultra-Short Floating Income Fund) incorporated by reference to Registrant's Post-Effective Amendment No.57, dated July 7, 2006, accession number 0000701039-06-000016.  Investment Advisory Agreement Addendum to Schedule A (Income and Short Duration Income Funds, Class Y) incorporated by reference to Registrant's Post-Effective Amendment No.61, dated December 31, 2007, accession number 0000701039-07-000032.  Addendum to Investment Advisory Agreement Schedule A (Calvert Government Fund), incorporated by reference to Registrant's Post-Effective Amendment No.64, dated October 9, 2008, accession number 0000701039-08-000030. Addendum to Investment Advisory Agreement Schedule A (Short-Term Government and High Yield Bond), incorporated by reference to Registrant's Post-Effective Amendment No.66, dated April 1, 2009, accession number 0000701039-09-000007. Investment Advisory Agreement Addendum to Schedule A (Short Duration Income Fund), filed herewith.

(d)(2)

Investment Sub-Advisory Contract (Bridgeway) for New Vision Small Cap only, incorporated by reference to Registrant's Post-Effective Amendment No.62, dated January 31, 2008, accession number 0000701039-08-000001.

(e)

Underwriting (Distribution) Agreement incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Underwriting (Distribution) Schedules I, II, & III incorporated by reference to Registrant's Post-Effective Amendment No.57, dated July 7, 2006, accession number 0000701039-06-000016.  Addendum to Schedules II and III incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Underwriting (Distribution) Agreement Addendum to Schedules II and III incorporated by reference to Registrant's Post-Effective Amendment No.61, dated December 31, 2007, accession number 0000701039-07-000032. Underwriting (Distribution) Agreement Addendum to Schedules II and III, incorporated by reference to Registrant's Post-Effective Amendment No.64, dated October 9, 2008, accession number 0000701039-08-000030. . Underwriting (Distribution) Agreement Addendum to Schedules II and III, incorporated by reference to Registrant's Post-Effective Amendment No.66, dated April 1, 2009, accession number 0000701039-09-000007.

(f)	Deferred Compensation Agreement incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002

(g)	Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 41, dated January 29, 2001, accession number 0000701039-01-000002.

(h)(1)	Amended Master Transfer Agency Agreement and Service Agreement incorporated by reference to Registrant's Post-Effective Amendment No.62, dated January 31, 2008, accession number 0000701039-08-000001.

(h)(2)

Servicing Agreement incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Schedule A to Servicing Agreement incorporated by reference to Registrant's Post-Effective Amendment No.61, dated December 31, 2007, accession number 0000701039-07-000032. Addendum to Schedule A of Servicing Agreement incorporated by reference to Registrant's Post-Effective Amendment No.57, dated July 7, 2006, accession number 0000701039-06-000016. Addendum to Schedule A of Servicing Agreement, incorporated by reference to Registrant's Post-Effective Amendment No.64, dated October 9, 2008, accession number 0000701039-08-000030. Addendum to Schedule A of Servicing Agreement, incorporated by reference to Registrant's Post-Effective Amendment No.66, dated April 1, 2009, accession number 0000701039-09-000007.

(h)(3)

Administrative Services Agreement incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Administrative Services Agreement Schedule A incorporated by reference to Registrant's Post-Effective Amendment No.60, dated January 31, 2007, accession number 0000701039-07-000004.  Addendum to Schedule A of Administrative Services Agreement incorporated by reference to Registrant's Post-Effective Amendment No.57, dated July 7, 2006, accession number 0000701039-06-000016. Administrative Services Agreement Schedule A incorporated by reference to Registrant's Post-Effective Amendment No.61, dated December 31, 2007, accession number 0000701039-07-000032. Administrative Services Agreement Addendum to Schedule A incorporated by reference to Registrant's Post-Effective Amendment No.62, dated January 31, 2008, accession number 0000701039-08-000001. Administrative Services Agreement Addendum to Schedule A, incorporated by reference to Registrant's Post-Effective Amendment No.64, dated October 9, 2008, accession number 0000701039-08-000030. Administrative Services Agreement Addendum to Schedule A, incorporated by reference to Registrant's Post-Effective Amendment No.66, dated April 1, 2009, accession number 0000701039-09-000007. Administrative Services Agreement Addendum to Schedule A (Short Duration Income Fund), filed herewith.

(i)	Opinion and Consent of Counsel, filed herewith.

(j)	Consent of Independent Auditors, filed herewith.

(m)(1)

Plan of Distribution for Class A incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Plan of Distribution Schedule A for Class A incorporated by reference to Registrant's Post-Effective Amendment No. 55, dated January 30, 2006, accession number 0000701039-06-000002. Plan of Distribution Addendum to Schedule A for Class A incorporated by reference to Registrant's Post-Effective Amendment No.57, dated July 7, 2006, accession number 0000701039-06-000016. Plan of Distribution Addendum to Schedule A for Class A, incorporated by reference to Registrant's Post-Effective Amendment No.64, dated October 9, 2008, accession number 0000701039-08-000030. Plan of Distribution Addendum to Schedule A for Class A, incorporated by reference to Registrant's Post-Effective Amendment No.66, dated April 1, 2009, accession number 0000701039-09-000007.

(m)(2)

Plan of Distribution for Class B & C incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Plan of Distribution Schedule A for Class B & C incorporated by reference to Registrant's Post-Effective Amendment No. 55, dated January 30, 2006, accession number 0000701039-06-000002. Plan of Distribution Addendum to Schedule A for Class C incorporated by reference to Registrant's Post-Effective Amendment No.57, dated July 7, 2006, accession number 0000701039-06-000016. Plan of Distribution Addendum to Schedule A for Class C, incorporated by reference to Registrant's Post-Effective Amendment No.64, dated October 9, 2008, accession number 0000701039-08-000030. Plan of Distribution Addendum to Schedule A for Class C, incorporated by reference to Registrant's Post-Effective Amendment No.66, dated April 1, 2009, accession number 0000701039-09-000007.

(n)

Amended and Restated Rule 18f-3 Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No.65, dated January 30, 2009, accession number 0000701039-09-000004. Rule 18f-3 Multiple Class Plan Addendum, incorporated by reference to Registrant's Post-Effective Amendment No.66, dated April 1, 2009, accession number 0000701039-09-000007.

(o)	Power of Attorney forms, filed herewith.

(p)(1)	Code of Ethics for CAMCO incorporated by reference to Registrant's Post-Effective Amendment No.62, dated January 31, 2008, accession number 0000701039-08-000001.

(p)(2)

Code of Ethics for Sub-Adviser (Bridgeway Capital Management, Inc.) incorporated by reference to Registrant's Post-Effective Amendment No. 63, dated June 13, 2008, accession number 0000701039-08-000011.

Item 24.      Persons Controlled by or Under Common Control With Registrant

                  Not applicable.

Item 25.       Indemnification

Registrant's By-Laws, Item 23(b) of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 26. Business and Other Connections of Investment Advisor
Name	Name of Company, Principal Business and Address	Capacity
Barbara Krumsiek

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer, Trustee/ Director

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

Ronald M. Wolfsheimer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Asset Management Company, Inc.. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

William M. Tartikoff

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc.. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Susan Walker Bender
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Ivy Wafford Duke
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Lancelot King
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Jane Maxwell
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Andrew Niebler
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Augusto Macedo
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Catherine Roy
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Bennett Freeman
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Alya Kayal
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Hui Ping Ho

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Patrick Faul
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Natalie Trunow
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

James McGlynn
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

John Nichols
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Gregory Habeeb
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Thomas Dailey
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Robert Enderson
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Item 27. Principal Underwriters

         (a)     Registrant's principal underwriter underwrites shares of the following investment companies other than Registrant:

First Variable Rate Fund for Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Variable Series, Inc.
Calvert Impact Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.

         (b)     Positions of Underwriter's Officers and Directors
Name and Principal Business Address*	Position(s) under Underwriter	Position(s) with Registrant
Barbara J. Krumsiek	Director and Chief Executive Officer	Trustee and President
Ronald M. Wolfsheimer	Director, Senior Vice President and Chief Financial and Administrative Officer	Treasurer
Craig Cloyed	Director and President	None
William M. Tartikoff	Senior Vice President and Secretary	Vice President and Secretary
Reginald Stanley	Senior Vice President	None
Alison Smith	Vice President	None
Stan Young	Vice President	None
David Leach	Vice President	None
Robert Enderson	Vice President	None
Christine Teske	Senior Institutional Vice President	None
David Rieben	Vice President	None
Jackie Zelenko	Vice President	None
Matthew Alsted	Vice President	None
Geoffrey Ashton	Senior Regional Vice President	None
Timothy O'Leary	Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Michael Haire	Regional Vice President	None
Todd Dahlstrom	Regional Vice President	None
Anthony Eames	Senior Regional Vice President	None
Steve Himber	Senior Institutional Vice President	None
Dave Mazza	Vice President, Institutional Sales	None
Ben Ogbogu	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Steve Yoon	Regional Vice President	None
David McClellan	Regional Vice President	None
Rachael DeCosta-Martin	Regional Vice President	None
Scott Metz	Regional Vice President	None
Pamela Rivers	Regional Vice President	None
Susan Walker Bender	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Ivy Wafford Duke	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Lancelot King	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Jane Maxwell	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Andrew Niebler	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Augusto Macedo	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Edith Lillie	Assistant Secretary	Assistant Secretary
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer

* 4550 Montgomery Avenue Bethesda, Maryland 20814

         (c)      Inapplicable.

Item 28. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Secretary
         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 29th day of January 2010.

THE CALVERT FUND

By:
_____________**_____________
Barbara Krumsiek
President and Trustee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 29th day of January 2010 by the following persons in the capacities indicated.

Signature	Title

__________**____________ Barbara J. Krumsiek	President and Trustee (Principal Executive Officer)

__________**____________ Ronald M. Wolfsheimer	Treasurer (Principal Accounting Officer)

__________**____________ Richard L. Baird, Jr.	Trustee

__________**____________ Douglas E. Feldman	Trustee

__________**____________ John G. Guffey, Jr.	Trustee

__________**____________ M. Charito Kruvant	Trustee

__________**____________ D. Wayne Silby	Trustee

**By: /s/ Lancelot A. King

-----------------------------------------------

     Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney forms, filed herewith.